    As filed with the Securities and Exchange Commission on April 27, 2006

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 26                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 197                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:


  AIM V.I. Basic Value Fund -- Series II shares

  AIM V.I. Capital Appreciation Fund -- Series I shares/1/
  AIM V.I. Core Equity Fund -- Series I shares/2/
  AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I. Real
   Estate Fund)

  AIM V.I. International Growth Fund -- Series II shares

  AIM V.I. Large Cap Growth Fund -- Series I shares


AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein Global Technology Portfolio -- Class B

  AllianceBernstein Growth and Income Portfolio -- Class B
  AllianceBernstein International Value Portfolio -- Class B

  AllianceBernstein Large Cap Growth Portfolio -- Class B


  AllianceBernstein Small Cap Growth Portfolio -- Class B


American Century Variable Portfolios, Inc.:
  VP Income & Growth Fund -- Class I
  VP International Fund -- Class I
  VP Ultra(R) Fund -- Class I
  VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II


Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)



/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

Dreyfus:
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**


DWS Variable Series II (formerly, Scudder Variable Series II):
  DWS Dreman High Return Equity VIP -- Class B Shares (formerly, SVS Dreman
   High Return Equity Portfolio)
  DWS Dreman Small Cap Value VIP -- Class B Shares (formerly, SVS Dreman Small
   Cap Value Portfolio)
  DWS Technology VIP -- Class B Shares (formerly, Scudder Technology Growth
   Portfolio)


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2


FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund -- Class III Shares
  Mercury Global Allocation V.I. Fund -- Class III Shares
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
  Mercury Value Opportunities V.I. Fund -- Class III Shares


Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:

  VIP Balanced Portfolio -- Service Class 2

  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

  Templeton Growth Securities Fund -- Class 2 Shares


GE Investments Funds, Inc.:
  Income Fund

  Mid-Cap Equity Fund

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund

  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund  -- Class 1 Shares/1/
  Total Return Fund -- Class 3 Shares/1/

  U.S. Equity Fund
  Value Equity Fund





Janus Aspen Series:
  Balanced Portfolio -- Service Shares

  Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
  JPMorgan Insurance Trust Balanced Portfolio 1
  JPMorgan Insurance Trust Core Bond Portfolio 1
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Government Bond Portfolio 1
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
  JPMorgan Insurance Trust Large Cap Growth Portfolio 1


/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly, Salomon
   Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)


MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares


  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares


Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA -- Service Shares)


PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares


The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):

  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II
Rydex Variable Trust:
  OTC Fund
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers:


  Janus Aspen Series:
    International Growth Portfolio -- Service Shares




The following Portfolios are not available to contracts issued on or after May 1, 2006:



AIM Variable Insurance Funds:
  AIM V.I. Blue Chip Fund -- Series I shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund



J.P. Morgan Series Trust II:
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series -- Service Class Shares



  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


This product has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.


These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is May 1, 2006.

Table of Contents


                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................
                     Asset Allocation Program.................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions From the Separate Account.....................
                     Guaranteed Income Rider Charge...........................
                     Guaranteed Income Rollover Rider Charge..................
                     Charge for the Guaranteed Minimum Withdrawal Benefit
                       Rider Options..........................................
                     Charge for the Payment Protection Rider Options..........
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................

                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................
                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions From Certain Contracts.....
                     Systematic Withdrawal Program............................
                     Guaranteed Minimum Withdrawal Benefit Rider Options......
                     Annuity Cross Funding Program............................

                  Death of Owner and/or Annuitant.............................
                     Distribution Provisions Upon Death of Owner or Joint
                       Owner..................................................
                     Death Benefit at Death of Any Annuitant Before Annuity
                       Commencement Date......................................
                     Annual Step-Up Death Benefit Rider Option................
                     5% Rollup Death Benefit Rider Option.....................
                     Earnings Protector Death Benefit Rider Option............
                     The Earnings Protector and Greater of Annual Step-Up and
                       5% Rollup Death Benefit Rider Option...................
                     Termination of Death Benefit Rider Options When Contract
                       Assigned or Sold.......................................
                     How to Claim Proceeds and/or Death Benefit Payments......
                     Distribution Rules When Death Occurs Before Income
                       Payments Begin.........................................
                     Distribution Rules When Death Occurs After Income
                       Payments Begin.........................................

                  Income Payments.............................................
                     Income Payments and the Annuity Commencement Date........
                     Optional Payment Plans...................................
                     Variable Income Payments.................................
                     Transfers After the Annuity Commencement Date............
                     Guaranteed Income Rider..................................
                     Guaranteed Income Rollover Rider.........................
                     Payment Protection Rider Options.........................

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

                Sale of the Contracts.......................................

                Additional Information......................................
                   Owner Questions..........................................
                   Return Privilege.........................................
                   State Regulation.........................................
                   Evidence of Death, Age, Gender or Survival...............
                   Records and Reports......................................
                   Other Information........................................
                   Legal Proceedings........................................

                Appendix A -- Examples of the Available Death Benefits...... A-1
                   Basic Death Benefit...................................... A-1
                   Annual Step-Up Death Benefit Rider Option................ A-2
                   5% Rollup Death Benefit Rider Option..................... A-2
                   Earnings Protector Death Benefit Rider Option............ A-4

                Appendix B -- Condensed Financial Information............... B-1

Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company); this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company). The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

                      Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider for as long as the rider is in effect.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Income Start Date -- For the Guaranteed Income Rider and the Guaranteed Income Rollover Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider and the Guaranteed Income Rollover Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum

                      Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since We      Purchase Payment
                                              Received the        Partially Withdrawn or
                                              Purchase Payment    Surrendered/1,2/
                                              ------------------------------------------
                                                       1                    6%
                                                       2                    6%
                                                       3                    6%
                                                       4                    6%
                                                       5                    5%
                                                       6                    4%
                                                       7                    0%
----------------------------------------------------------------------------------------
               Transfer Charge                                $10.00/3/
----------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


                        If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


                      The following charges apply to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                                       $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.30%
--------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
--------------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge/3/
                                                                  --------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                         0.50%            1.00%
--------------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider
    Single Annuitant Contract                                         0.60%            2.00%
                                                                  --------------------------------
    Joint Annuitant Contract                                          0.75%            2.00%
--------------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                             0.50%            0.50%
--------------------------------------------------------------------------------------------------
  Guaranteed Income Rollover Rider                                    0.50%            0.50%
--------------------------------------------------------------------------------------------------
  Payment Protection Rider                                            0.40%            1.00%
--------------------------------------------------------------------------------------------------
  Payment Protection with Commutation Immediate and Deferred
   Variable Annuity Rider/4/
    Single Annuitant Contract                                         0.50%            1.25%
                                                                  --------------------------------
    Joint Annuitant Contract                                          0.65%            1.25%
--------------------------------------------------------------------------------------------------
Optional Benefits/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
--------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge//
                                                                  --------------------------------
  Annual Step-Up Death Benefit Rider Option                           0.20%            0.20%
--------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option//                              0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                       0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup
   Death Benefit Rider Option                                         0.70%            0.70%
--------------------------------------------------------------------------------------------------
                                                                     Current         Maximum//
                                                                  --------------------------------
  Maximum Total Separate Account Annual Expenses/7/                   2.80%            3.45%
--------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Guaranteed Income
                        Rollover Rider, the Payment Protection Rider, the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.


                    /4/ The Payment Protection with Commutation Immediate and
                        Deferred Variable Annuity Rider is available only for contracts issued on or after May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

                    /5/ None of the optional death benefit riders are available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.


                    /6/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.


                    /7/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Guaranteed Minimum Withdrawal Benefit for Life Rider as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


                      The following charges apply to contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                                       $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.30%
--------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
--------------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge/3/
                                                                  --------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                         0.50%            1.00%
--------------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider                0.60%            2.00%
--------------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                             0.50%            0.50%
--------------------------------------------------------------------------------------------------
  Guaranteed Income Rollover Rider                                    0.50%            0.50%
--------------------------------------------------------------------------------------------------
  Payment Protection Rider                                            0.40%            1.00%
--------------------------------------------------------------------------------------------------
Optional Benefits/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
--------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge//
                                                                  --------------------------------
  Annual Step-Up Death Benefit Rider Option                           0.20%            0.20%
--------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option//                              0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                       0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup
   Death Benefit Rider Option                                         0.70%            0.70%
--------------------------------------------------------------------------------------------------
                                                                     Current         Maximum//
                                                                  --------------------------------
  Maximum Total Separate Account Annual Expenses/6/                   2.65%            3.95%
--------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Guaranteed Income
                        Rollover Rider, the Payment Protection Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /4/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /5/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.


                    /6/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Income Rider or the Guaranteed Income Rollover Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.


                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                                       $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.30%
--------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
--------------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge/3/
                                                                  --------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                         0.50%            1.00%
--------------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                             0.40%            0.50%
--------------------------------------------------------------------------------------------------
  Payment Protection Rider                                            0.40%            1.00%
--------------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/4/
--------------------------------------------------------------------------------------------------
                                                                  Current Charge  Maximum Charge
                                                                  --------------------------------
  Annual Step-Up Death Benefit Rider Option                           0.20%            0.20%
--------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option/5/                             0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                       0.30%            0.30%
--------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup
   Death Benefit Rider Option/5/                                      0.70%            0.70%
--------------------------------------------------------------------------------------------------
                                                                     Current         Maximum
                                                                  --------------------------------
Maximum Total Separate Account Annual Expenses/6/                     2.65%            3.15%
--------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /4/ These charges are taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.


                    /5/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

                    /6/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider Option and either the Guaranteed Minimum Withdrawal Benefit Rider or the Payment Protection Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.


                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES


                      For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;


                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider; and


                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,162 $2,382  $3,482   $5,878


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $622  $1,842  $3,032   $5,878


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.45% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);


                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value); and

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account).

                      If the optional rider is not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;

                         . elected the Annual Step-Up Death Benefit Rider
                           Option and Earnings Protector Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,162 $2,474  $3,650   $6,177


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $622  $1,934  $3,200   $6,177


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.45% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value); and

                         . a charge of 0.30% for the Earnings Protector Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value).

                      If the rider options are not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider or the Payment Protection Rider;

                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,065 $2,243  $3,309   $5,652


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $525  $1,703  $2,859   $5,652


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.45% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value);

                         . a charge of 1.00% for the Guaranteed Minimum
                           Withdrawal Benefit Rider or the Payment Protection Rider (deducted daily at an effective annual rate of the assets in the Separate Account); and

                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of the Contract Value).

                      If the rider options are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.


                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income
                      Payments --Guaranteed Income Rider Option," the "Income Payments -- Guaranteed Income Rollover Rider Option," and the "Income Payments -- Payment Protection Rider Options" provisions in this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Rider," "Tax Treatment of Guaranteed Income Rollover Rider" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract

                      Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. Portfolio expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Guaranteed Income Rider, Guaranteed Income Rollover Rider, or Payment Protection Rider is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Rider," "Income Payments -- Guaranteed Income Rollover Rider," and "The Guarantee Account" provisions in this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information. In addition, if you elect the Guaranteed Income Rider or the Guaranteed Income Rollover Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made.
                      See the "Income Payments --Guaranteed Income Rider" and the "Income Payments -- Guaranteed Income Rollover Rider" provisions in this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider

                      Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income
                      Payments -- Guaranteed Income Rider," the "Income Payments -- Guaranteed Income Rollover Rider," and the "Income Payments -- Payment Protection Rider Options" provisions in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for any optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. However, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. You currently may change your future purchase payment allocation without penalty or charges. However, certain benefits provided by one of the optional riders may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may allocate purchase payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                 as applicable)
                     ------------------------------------------------------------------------------------------------------
AIM VARIABLE         AIM V.I. Basic Value Fund --       Seeks to provide long-term growth of   A I M Advisors, Inc.
INSURANCE FUNDS      Series II shares                   capital.
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Capital Appreciation      Seeks to provide growth of capital.    A I M Advisors, Inc.
                     Fund -- Series I shares/1/
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Core Equity Fund --       Seeks to provide growth of capital.    A I M Advisors, Inc.
                     Series I shares/2/
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Global Real Estate        Seeks to achieve high total return.    A I M Advisors, Inc.
                     Fund -- Series II shares                                                  (subadvised by INVESCO
                     (formerly, AIM V.I. Real Estate                                           Institutional (N.A.), Inc.)
                     Fund)
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. International Growth      Seeks to provide long-term growth of   A I M Advisors, Inc.
                     Fund -- Series II shares           capital.
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Large Cap Growth          Seeks to provide long-term growth of   A I M Advisors, Inc.
                     Fund -- Series I shares            capital
                     ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Global           Long-term growth of capital.           Alliance Capital
VARIABLE PRODUCTS    Technology Portfolio -- Class B                                           Management, L.P.
SERIES FUND, INC.    ------------------------------------------------------------------------------------------------------
                     AllianceBernstein Growth and       Long-term growth of capital.           Alliance Capital
                     Income Portfolio -- Class B                                               Management, L.P.
                     ------------------------------------------------------------------------------------------------------
                     AllianceBernstein International    Long-term growth of capital.           Alliance Capital
                     Value Portfolio -- Class B                                                Management, L.P.
                     ------------------------------------------------------------------------------------------------------
                     AllianceBernstein Large Cap        Long-term growth of capital.           Alliance Capital
                     Growth Portfolio -- Class B                                               Management, L.P.
                     ------------------------------------------------------------------------------------------------------
                     AllianceBernstein Small Cap        Long-term growth of capital.           Alliance Capital
                     Growth Portfolio -- Class B                                               Management, L.P.
                     ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Income & Growth Fund --         Seeks capital growth. Income is a      American Century Investment
VARIABLE PORTFOLIOS, Class I                            secondary objective.                   Management, Inc.
INC.                 ------------------------------------------------------------------------------------------------------
                     VP International Fund -- Class I   Seeks capital growth.                  American Century Global
                                                                                               Investment Management, Inc.
                     ------------------------------------------------------------------------------------------------------
                     VP Ultra(R) Fund -- Class I        Seeks long-term capital growth.        American Century Investment
                                                                                               Management, Inc.
                     ------------------------------------------------------------------------------------------------------
                     VP Value Fund -- Class I           Seeks long-term capital growth. Income American Century Investment
                                                        is a secondary objective.              Management, Inc.
                     ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Inflation Protection Fund --    Pursues long-term total return using a American Century Investment
VARIABLE PORTFOLIOS  Class II                           strategy that seeks to protect against Management, Inc.
II, INC.                                                U.S. inflation.
                     ------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico Growth Fund,      The fund seeks long-term growth of     Columbia Management
VARIABLE INSURANCE   Variable Series (formerly, Nations capital.                               Advisors, LLC (subadvised by
TRUST I (FORMERLY,   Marsico Growth Portfolio)                                                 Marsico Capital
NATIONS SEPARATE                                                                               Management, LLC)
ACCOUNT TRUST)       ------------------------------------------------------------------------------------------------------
                     Columbia Marsico International     The fund seeks long-term growth of     Columbia Management
                     Opportunities Fund, Variable       capital.                               Advisors, LLC (subadvised by
                     Series (formerly, Nations Marsico                                         Marsico Capital
                     International Opportunities                                               Management, LLC)
                     Portfolio)
                     ------------------------------------------------------------------------------------------------------


                    /1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund
                        merged into the AIM V.I. Capital Appreciation Fund.

                    /2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios     Seeks investment returns that are        The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial greater than the total return
                     Shares                            performance of publicly traded common
                                                       stocks of medium-size domestic
                                                       companies in the aggregate as
                                                       represented by the Standard & Poor's
                                                       400 MidCap Index.
                     -------------------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment       Seeks as high a level of current income  The Dreyfus Corporation
                     Fund -- Money Market Portfolio    as is consistent with the preservation
                                                       of capital./1/
                     -------------------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible  Seeks capital growth, with current       The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial      income as a secondary objective.
                     Shares
                     -------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES  DWS Dreman High Return Equity     Seeks to achieve a high rate of total    Deutsche Asset
II (FORMERLY,        VIP -- Class B Shares (formerly,  return.                                  Management (subadvised by
SCUDDER VARIABLE     SVS Dreman High Return Equity                                              Dreman Value Management
SERIES II)           Portfolio)                                                                 L.L.C.)
                     -------------------------------------------------------------------------------------------------------
                     DWS Dreman Small Cap Value        Seeks long-term capital appreciation.    Deutsche Asset
                     VIP -- Class B Shares (formerly,                                           Management (subadvised by
                     SVS Dreman Small Cap Value                                                 Dreman Value Management
                     Portfolio)                                                                 L.L.C.)
                     -------------------------------------------------------------------------------------------------------
                     DWS Technology VIP -- Class B     Seeks growth of capital.                 Deutsche Asset
                     Shares (formerly, Scudder                                                  Management
                     Technology Growth Portfolio)
                     -------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      Seeks high current income.               Eaton Vance Management
TRUST
                     -------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by        OrbiMed Advisors, LLC
                     Fund                              investing in a worldwide and diversified
                                                       portfolio of health sciences companies.
                     -------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST        Class 2                                                                    Management Company, LLC
                     -------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES  Mercury Basic Value V.I. Fund --  Seeks capital appreciation, and          Merrill Lynch Investment
FUNDS, INC.          Class III Shares                  secondarily, income.                     Managers, L.P., dba Mercury
                                                                                                Advisors
                     -------------------------------------------------------------------------------------------------------
                     Mercury Global Allocation V.I.    Seeks high total investment return.      Merrill Lynch Investment
                     Fund -- Class III Shares                                                   Managers, L.P., dba Mercury
                                                                                                Advisors
                     -------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I.     Seeks long-term capital growth.          Merrill Lynch Investment
                     Fund -- Class III Shares                                                   Managers, L.P., dba Mercury
                                                                                                Advisors
                     -------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I.  Seeks long-term growth of capital.       Merrill Lynch Investment
                     Fund -- Class III Shares                                                   Managers, L.P., dba Mercury
                                                                                                Advisors
                     -------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                   Investment Objective                  as applicable)
                     -----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond       Seeks high current income by investing  Federated Investment
SERIES               Fund II -- Service Class         in lower-rated corporate debt           Management Company
                                                      obligations, commonly referred to as
                                                      "junk bonds."
                     -----------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --    Seeks capital appreciation.             Federated Equity
                     Service Shares                                                           Management Company of
                                                                                              Pennsylvania (subadvised by
                                                                                              Federated Global Investment
                                                                                              Management Corp.)
                     -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --        Seeks income and capital growth         Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                  consistent with reasonable risk.        Research Company
FUND
                     -----------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --   Seeks long-term capital appreciation.   Fidelity Management &
                     Service Class 2                                                          Research Company
                                                                                              (subadvised by Fidelity
                                                                                              Management & Research
                                                                                              (U.K.) Inc., Fidelity
                                                                                              Management & Research
                                                                                              (Far East) Inc., Fidelity
                                                                                              Investments Japan Limited
                                                                                              and FMR Co., Inc.)
                     -----------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation Seeks capital appreciation.             Fidelity Management &
                     Portfolio -- Service Class 2                                             Research Company
                                                                                              (subadvised by Fidelity
                                                                                              Management & Research
                                                                                              (U.K.) Inc., Fidelity
                                                                                              Management & Research
                                                                                              (Far East) Inc., Fidelity
                                                                                              Investments Japan Limited
                                                                                              and FMR Co., Inc.)
                     -----------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --   Seeks reasonable income. The fund will  Fidelity Management &
                     Service Class 2                  also consider the potential for capital Research Company
                                                      appreciation. The fund's goal is to     (subadvised by FMR Co.,
                                                      achieve a yield which exceeds the       Inc.)
                                                      composite yield on the securities
                                                      comprising the Standard & Poor's
                                                      500/SM/ Index (S&P 500(R)).
                     -----------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --          Seeks to achieve capital appreciation.  Fidelity Management &
                     Service Class 2                                                          Research Company
                                                                                              (subadvised by FMR Co.,
                                                                                              Inc.)
                     -----------------------------------------------------------------------------------------------------
                     VIP Growth & Income Portfolio -- Seeks high total return through a       Fidelity Management &
                     Service Class 2                  combination of current income and       Research Company
                                                      capital appreciation.                   (subadvised by Fidelity
                                                                                              Management & Research
                                                                                              (U.K.) Inc., Fidelity
                                                                                              Management & Research
                                                                                              (Far East) Inc., Fidelity
                                                                                              Investments Japan Limited
                                                                                              and FMR Co., Inc.)
                     -----------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                  as applicable)
                   -------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.), Inc. and Fidelity
                                                                                               Management & Research Far
                                                                                               East Inc.)
                   -------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by FMR Co.,
                                                                                               Inc.)
                   -------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally invests
                                                     in both equity and debt securities. The
                                                     fund seeks income by investing in
                                                     corporate, foreign and U.S. Treasury
                                                     bonds as well as stocks with dividend
                                                     yields the manager believes are
                                                     attractive.
                   -------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund      Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities. For this fund large
                                                     capitalization companies are those with
                                                     market capitalization values within
                                                     those of the top 50% of companies in
                                                     the Russell 1000 Index, at the time of
                                                     purchase.
                   -------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with income   Franklin Mutual Advisers,
                   Class 2 Shares                    as a secondary goal. The fund normally    LLC
                                                     invests mainly in equity securities that
                                                     the manager believes are undervalued.
                                                     The fund normally invests primarily in
                                                     undervalued stocks and to a lesser
                                                     extent in risk arbitrage securities and
                                                     distressed companies.
                   -------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The       Templeton Investment
                   Fund -- Class 2 Shares            fund normally invests at least 80% of     Counsel, LLC (subadvised
                                                     its net assets in investments of issuers  by Franklin Templeton
                                                     located outside the U.S., including       Investment Management,
                                                     those in emerging markets, and            Limited)
                                                     normally invests predominantly in equity
                                                     securities.
                   -------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
               Subaccount Investing In                     Investment Objective                   as applicable)
               --------------------------------------------------------------------------------------------------------
               Templeton Global Asset Allocation Seeks high total return. The fund         Templeton Investment
               Fund -- Class 2 Shares            normally invests in equity securities of  Counsel, LLC (subadvised
                                                 companies of any country, debt            by Franklin Templeton
                                                 securities of companies and               Investment Management,
                                                 governments of any country, and in        Limited)
                                                 money market instruments. The fund
                                                 normally invests substantially to
                                                 primarily in equity securities.
               --------------------------------------------------------------------------------------------------------
               Templeton Growth Securities       Seeks long-term capital growth. The       Templeton Global Advisors
               Fund -- Class 2 Shares            fund normally invests primarily in equity Limited
                                                 securities of companies located
                                                 anywhere in the world, including those
                                                 in the U.S. and in emerging markets.
               --------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                       Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                      with prudent investment management        Incorporated
                                                 and the preservation of capital.
               --------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund               Seeks long-term growth of capital and     GE Asset Management
                                                 future income.                            Incorporated
               --------------------------------------------------------------------------------------------------------
               Money Market Fund/1/              Seeks a high level of current income      GE Asset Management
                                                 consistent with the preservation of       Incorporated
                                                 capital and the maintenance of liquidity.
               --------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management
                                                 future income rather than current         Incorporated
                                                 income.
               --------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management
                                                 current income and capital                Incorporated (subadvised by
                                                 appreciation.                             Urdang Securities
                                                                                           Management, Inc.)
               --------------------------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/          Seeks growth of capital and               GE Asset Management
                                                 accumulation of income that               Incorporated (subadvised by
                                                 corresponds to the investment return of   SSgA Funds Management,
                                                 S&P's 500 Composite Stock Index.          Inc.)
               --------------------------------------------------------------------------------------------------------
               Small-Cap Equity Fund (formerly,  Seeks long-term growth of capital.        GE Asset Management
               Small-Cap Value Equity Fund)                                                Incorporated (subadvised by
                                                                                           Palisade Capital
                                                                                           Management, L.L.C.)
               --------------------------------------------------------------------------------------------------------
               Total Return Fund -- Class 3      Seeks the highest total return            GE Asset Management
               shares/3/                         composed of current income and            Incorporated
                                                 capital appreciation, as is consistent
                                                 with prudent investment risk.
               --------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                                  Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                       Investment Objective                    as applicable)
                   -----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                   Seeks long-term growth of capital.             GE Asset Management
                                                                                                     Incorporated
                   -----------------------------------------------------------------------------------------------------------
                   Value Equity Fund                  Seeks long-term growth of capital and          GE Asset Management
                                                      future income.                                 Incorporated
                   -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service      Seeks long-term capital growth,                Janus Capital
                   Shares                             consistent with preservation of capital        Management LLC
                                                      and balanced by current income.
                   -----------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares  A non-diversified portfolio that seeks         Janus Capital
                                                      long-term growth of capital./1/                Management LLC
                   -----------------------------------------------------------------------------------------------------------
JPMORGAN           JPMorgan Insurance Trust           Seeks to provide total return while            JPMorgan Investment
INSURANCE TRUST    Balanced Portfolio 1               preserving capital.                            Advisors Inc
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core      Seeks to maximize total return by              JPMorgan Investment
                   Bond Portfolio 1                   investing primarily in a diversified           Advisors Inc
                                                      portfolio of intermediate- and long-term
                                                      debt securities.
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust           Seeks long-term capital growth and             JPMorgan Investment
                   Diversified Equity Portfolio 1     growth of income with a secondary              Advisors Inc
                                                      objective of providing a moderate level
                                                      of current income.
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust           Seeks growth of capital and,                   JPMorgan Investment
                   Diversified Mid Cap Growth         secondarily, current income by investing       Advisors Inc
                   Portfolio 1                        primarily in equity securities.
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity    Seeks investment results that                  JPMorgan Investment
                   Index Portfolio 1                  correspond to the aggregate price and          Advisors Inc
                                                      dividend performance of securities in
                                                      the Standard & Poor's 500 Composite
                                                      Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust           Seeks a high level of current income           JPMorgan Investment
                   Government Bond Portfolio 1        with liquidity and safety of principal.        Advisors Inc
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust           Seeks long-term capital growth by              JPMorgan Investment
                   Intrepid Mid Cap Portfolio 1       investing primarily in equity securities of    Advisors Inc
                                                      companies with intermediate
                                                      capitalizations.
                   -----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Large     Seeks long-term capital appreciation           JPMorgan Investment
                   Cap Growth Portfolio 1             and growth of income by investing              Advisors Inc
                                                      primarily in equity securities.
                   -----------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable All   Seeks capital appreciation through             Salomon Brothers Asset
PARTNERS VARIABLE  Cap Portfolio -- Class II          investment in securities which the             Management Inc
PORTFOLIOS I, INC. (formerly, Salomon Brothers        managers believe have above-average
(FORMERLY, SALOMON Variable All Cap Fund)             capital appreciation potential.
BROTHERS VARIABLE  -----------------------------------------------------------------------------------------------------------
SERIES FUNDS INC)  Legg Mason Partners Variable       Seeks to obtain above-average income           Salomon Brothers Asset
                   Total Return Portfolio -- Class II (compared to a portfolio entirely              Management Inc
                   (formerly, Salomon Brothers        invested in equity securities). The
                   Variable Total Return Fund)        portfolio's secondary objective is to
                                                      take advantage of opportunities to
                                                      achieve growth of capital and income.
                   -----------------------------------------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
LEGG MASON           Legg Mason Partners Variable       Seeks capital appreciation.                 Salomon Brothers Asset
PARTNERS VARIABLE    Aggressive Growth Fund --                                                      Management Inc
PORTFOLIOS II         Class II (formerly, Salomon
(FORMERLY,           Brothers Variable Aggressive
GREENWICH STREET     Growth Fund)
SERIES FUND)
                     ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      Seeks long-term growth of capital and       Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     future income rather than current           Services Company
                                                        income.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   Seeks long-term growth of capital and       Massachusetts Financial
                     Service Class Shares               secondarily reasonable current income.      Services Company
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income            Seeks high current income. Significant      Massachusetts Financial
                     Series -- Service Class Shares     capital appreciation is a secondary         Services Company
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks above-average income.                 Massachusetts Financial
                     Service Class Shares               Reasonable opportunity for growth of        Services Company
                                                        capital and income is a secondary
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current            Massachusetts Financial
                     Class Shares                       income.                                     Services Company
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total investment return,       OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares               which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return (which includes     OppenheimerFunds, Inc.
                     VA -- Service Shares               growth in the value of its shares as well
                                                        as current income) from equity and debt
                                                        securities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small      Seeks capital appreciation.                 OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap                 Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Fund/VA --  Service Shares         in "growth type" companies.
                     (formerly, Oppenheimer
                     Aggressive Growth Fund VA --
                      Service Shares)
                     ---------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     All Asset Portfolio -- Advisor    Seeks maximum real return consistent       Pacific Investment
INSURANCE TRUST    Class Shares                      with preservation of real capital and      Management Company LLC
                                                     prudent investment management.
                   --------------------------------------------------------------------------------------------------------
                   High Yield Portfolio --           Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management. Invests at
                                                     least 80% of its assets in a diversified
                                                     portfolio of high yield securities ("junk
                                                     bonds") rated below investment grade
                                                     but rated at least Caa by Moody's or
                                                     CCC by S&P, or, if unrated, determined
                                                     by PIMCO to be of comparable quality,
                                                     subject to a maximum of 5% of total
                                                     assets in securities rated Caa by
                                                     Moody's or CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality.
                   --------------------------------------------------------------------------------------------------------
                   Long-Term U.S. Government         Seeks maximum total return, consistent     Pacific Investment
                   Portfolio -- Administrative Class with preservation of capital and prudent   Management Company LLC
                   Shares                            investment management.
                   --------------------------------------------------------------------------------------------------------
                   Low Duration Portfolio --         Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management.
                   --------------------------------------------------------------------------------------------------------
                   Total Return Portfolio --         Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management.
                   --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL     Jennison Portfolio -- Class II    Seeks long-term growth of capital.         Prudential Investments LLC
SERIES FUND                                                                                     (subadvised by Jennison
(FORMERLY, THE                                                                                  Associates LLC)
PRUDENTIAL
SERIES FUND, INC.)
                   --------------------------------------------------------------------------------------------------------
                   Jennison 20/20 Focus              Seeks long-term growth of capital.         Prudential Investments LLC
                   Portfolio -- Class II                                                        (subadvised by Jennison
                                                                                                Associates LLC)
                   --------------------------------------------------------------------------------------------------------
                   Natural Resources Portfolio --    Seeks long-term growth of capital.         Prudential Investments LLC
                   Class II                                                                     (subadvised by Jennison
                                                                                                Associates LLC)
                   --------------------------------------------------------------------------------------------------------
RYDEX VARIABLE     OTC Fund/1/                       Seeks to provide investment results        Rydex Investments
TRUST                                                that correspond to a benchmark for
                                                     over-the-counter securities. The fund's
                                                     current benchmark is the NASDAQ 100
                                                     Index(TM). The NASDAQ 100 Index(TM)
                                                     contains the 100 largest non-financial,
                                                     non-utilities stocks in the NASDAQ
                                                     composite.
                   --------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                   Adviser (and Sub-Adviser(s),
                 Subaccount Investing In               Investment Objective               as applicable)
                 ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income          Van Kampen Asset
INVESTMENT TRUST Shares                         through investments in equity            Management
                                                securities, including common
                                                stocks, preferred stocks and
                                                securities convertible into common
                                                and preferred stocks.
                 ----------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --   Seeks capital appreciation.              Van Kampen Asset
                 Class II Shares                                                         Management
                 ----------------------------------------------------------------------------------------------



                      The following Portfolio is not available for new purchase payments or transfers:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------



                      The following Portfolios are not available to contracts issued on or after May 1, 2006:



                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                   Investment Objective                    as applicable)
                       -------------------------------------------------------------------------------------------------------
AIM VARIABLE           AIM V.I. Blue Chip Fund --     Seeks to provide long-term growth of         A I M Advisors, Inc.
INSURANCE FUNDS        Series I shares                capital.
                       -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with       Fidelity Management &
INSURANCE PRODUCTS     Portfolios --                  reduced risk over the long term by           Research Company
FUND                   Service Class 2                allocating its assets among stocks,          (subadvised by Fidelity
                                                      bonds, and short-term instruments.           Management & Research
                                                                                                   (U.K.) Inc., Fidelity
                                                                                                   Management & Research
                                                                                                   (Far East) Inc., Fidelity
                                                                                                   Investments Japan Limited,
                                                                                                   Fidelity Investments Money
                                                                                                   Management Inc. and FMR
                                                                                                   Co., Inc.)
                       -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.        Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                        Management, L.P.
                       -------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                 Seeks high total return consistent with      J.P. Morgan Investment
TRUST II                                              moderate risk of capital and                 Management, Inc., a
                                                      maintenance of liquidity.                    subsidiary of J.P. Morgan
                                                                                                   Chase & Co.
                       -------------------------------------------------------------------------------------------------------
                       International Equity Portfolio Seeks to provide high total return from      J.P. Morgan Investment
                                                      a portfolio of equity securities of foreign  Management, Inc., a
                                                      companies.                                   subsidiary of J.P. Morgan
                                                                                                   Chase & Co.
                       -------------------------------------------------------------------------------------------------------
                       Mid Cap Value Portfolio        Seeks growth from capital appreciation.      J.P. Morgan Investment
                                                                                                   Management, Inc., a
                                                                                                   subsidiary of J.P. Morgan
                                                                                                   Chase & Co.
                       -------------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In                   Investment Objective                   as applicable)
                ------------------------------------------------------------------------------------------------------
                Small Company Portfolio        Seeks to provide high total return from     J.P. Morgan Investment
                                               a portfolio of small company stocks.        Management, Inc., a
                                                                                           subsidiary of J.P. Morgan
                                                                                           Chase & Co.
                ------------------------------------------------------------------------------------------------------
                U.S. Large Cap Core Equity     Seeks to provide high total return from     J.P. Morgan Investment
                Portfolio                      a portfolio of selected equity securities.  Management, Inc., a subsidiary of J.P. Morgan
                                                                                           Chase & Co.
                ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE MFS(R) New Discovery Series -- Seeks capital appreciation.                 Massachusetts Financial
INSURANCE TRUST Service Class Shares                                                       Services Company
                ------------------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto;

                      mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                            Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                            All Asset Portfolio -- Advisor Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government
                            Portfolio -- Administrative Class Shares
                            Low Duration Portfolio -- Administrative Class
                            Shares
                            Total Return Portfolio -- Administrative Class
                            Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II.

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), DWS Variable Series II (formerly, Scudder Variable Series II), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
                      Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.), and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


ASSET ALLOCATION
PROGRAM
                      The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.


GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


                      GE Private Asset Management, Inc. ("GEPAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GEPAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GEPAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


                         . Certain of the optional riders available for
                           purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

                         . Contract owners that do not purchase one of the
                           Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

                      If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.


                      If you participate in the Asset Allocation Program, GEPAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by [Investment Adviser]), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GEPAM's role as investment adviser for the Asset Allocation Program, you may review GEPAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GEPAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.



THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

                      Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GEPAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GEPAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GEPAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GEPAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.



PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES    quarterly, unless determined to be necessary or
OF UPDATES            appropriate by GEPAM) to assess whether the combination
                      of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.


                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.


                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GEPAM and GEPAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GEPAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GEPAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

SELECTING AN ASSET    For contract owners who have not elected one of the
ALLOCATION MODEL      Guaranteed Minimum Withdrawal Benefit Rider Options or
                      one of the Payment Protection Rider Options.



                      If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GEPAM. The following paragraph provides some information you may want to consider in making this decision.


                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GEPAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.



MONTHLY REBALANCING   Each calendar month (on the "monthly anniversary" of your
                      Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
                      Model. This monthly rebalancing takes account of:


                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount performance; and

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).


                      The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.


                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.


QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.



RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.


                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


                      GEPAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GEPAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GEPAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

                      In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GEPAM's ultimate parent, or its affiliates. GEPAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GEPAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GEPAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.



                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------
                                                Investor Profile
-----------------------------------------------------------------------------------------------------------------------
Investor is willing     Investor is willing     Investor is willing     Investor is willing     Investor is willing
to accept a low level   at accept a low to      to accept a moderate    at accept a moderate    at accept a high
of risk, has a short    moderate level of       level of risk, has a    to high level of        level of risk, has a
term (less than five    risk, has a             moderately long term    risk, has a long term   long term (more than
years) investment       moderately short term   (10 to 20 years)        (15 to 20 years)        15 years) investment
time horizon and is     (less than ten years)   investment time         investment time         time horizon and has
looking for an          investment time         horizon and is          horizon and is          the temperament to
investment that is      horizon and is          looking for an          looking for a growth    ride out market
relatively stable in    looking for an          investment with the     oriented investment.    swings.
value.                  investment to keep      opportunity for long
                        pace with inflation.    term moderate growth.
-----------------------------------------------------------------------------------------------------------------------

                                               Investor Objective
-----------------------------------------------------------------------------------------------------------------------
High level of current   Growth and current      Growth of capital       Growth of capital but   Growth of capital.
income with             income. Target          with a low to           without the price       Target allocation mix
preservation of         allocation mix is 40%   moderate level of       swings of an all        is 100% equities.
capital. Target         equities and 60%        current income.         equity portfolio.
allocation mix is 20%   fixed income.           Target allocation mix   Target allocation mix
equities and 80%                                is 60% equities and     is 80% equities and
fixed income.                                   40% fixed income.       20% fixed income.
-----------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY



                                                    Portfolios                         Model A Model B Model C Model D Model E
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares               2%      3%      4%      6%      7%
                            --------------------------------------------------------------------------------------------------
                            Van Kampen Life Investment Trust --
                            Comstock Portfolio -- Class II Shares                         0%      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             The Prudential Series Fund --
                            Jennison 20/20 Focus Portfolio -- Class II                    1%      6%      9%     12%     15%
                            --------------------------------------------------------------------------------------------------
                            Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Fund/VA -- Service Shares             1%      6%      9%     12%     15%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Janus Aspen Series -- Forty Portfolio Service Shares          2%      3%      5%      6%      8%
                            --------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund(R) Portfolio -- Service Class 2                0%      3%      4%      6%      7%
------------------------------------------------------------------------------------------------------------------------------
International Value         AllianceBernstein Variable Products Series Fund, Inc. --
                            AllianceBernstein International Value Portfolio -- Class B    6%      9%     14%     18%     23%
------------------------------------------------------------------------------------------------------------------------------
International Growth        Columbia Funds Variable Insurance Trust I --
                            Columbia Marsico International Opportunities Fund,
                            Variable Series                                               3%      5%      7%      9%     11%
                            --------------------------------------------------------------------------------------------------
                            AIM Variable Insurance Funds --
                            AIM V.I. International Growth Fund -- Series II shares        3%      4%      6%      9%     11%
------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    GE Investments Funds, Inc. --
                            Real Estate Securities Fund                                   2%      0%      0%      0%      0%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds            PIMCO Variable Insurance Trust --
                            High Yield Portfolio -- Administrative Class Shares           0%      6%      4%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds  PIMCO Variable Insurance Trust --
                            Long-Term U.S. Government Portfolio -- Administrative
                            Class Shares                                                  0%      6%      4%      4%      0%
------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     PIMCO Variable Insurance Trust --
                            Total Return Portfolio -- Administrative Class Shares        40%     30%     20%     10%      0%
                            --------------------------------------------------------------------------------------------------
                            GE Investments Funds, Inc. -- Income Fund                    20%     15%     10%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund   10%      0%      0%      0%      0%
------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents            GE Investments Funds, Inc. -- Money Market Fund              10%      3%      2%      0%      0%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY



                                                      Portfolios                          Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------------

Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Franklin Templeton Variable Insurance Products Trust --
                              Mutual Shares Securities Fund -- Class 2 Shares                0%      3%      4%      6%      7%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios, Inc. --
                              VP Value Fund -- Class I                                       0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend               Oppenheimer Variable Account Funds --
                              Oppenheimer Main Street Fund/VA -- Service Shares              3%      6%      9%     12%     15%
                              ---------------------------------------------------------------------------------------------------
                              Franklin Templeton Variable Insurance Products Trust --
                              Franklin Large Cap Growth Securities Fund -- Class 2 Shares    1%      6%      9%     12%     15%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Oppenheimer Variable Account Funds --
                              Oppenheimer Capital Appreciation Fund/VA -- Service Shares     2%      3%      5%      6%      8%
                              ---------------------------------------------------------------------------------------------------
                              Fidelity(R) Variable Insurance Products Fund --
                              VIP Contrafund(R) Portfolio -- Service Class 2                 2%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------------------------------------
International Value           Franklin Templeton Variable Insurance Products Trust --
                              Templeton Foreign Securities Fund -- Class 2 Shares            6%      9%     14%     18%     23%
---------------------------------------------------------------------------------------------------------------------------------
International Growth          American Century Variable Portfolios, Inc. --
                              VP International Fund -- Class I                               6%      9%     13%     18%     22%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                        20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds              PIMCO Variable Insurance Trust --
                              High Yield Portfolio -- Administrative Class Shares            7%      6%      4%      4%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds       JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Core Bond Portfolio 1                30%     22%     15%      7%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bonds JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Government Bond Portfolio 1          30%     23%     15%      8%      0%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios II, Inc. --
                              VP Inflation Protection Fund -- Class II                       0%      1%      6%      1%      0%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income     Eaton Vance Variable Trust --
                              VT Floating-Rate Income Fund                                   3%      0%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents              Dreyfus Variable Investment Fund --
                              Money Market Portfolio                                        10%      8%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                    80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------------

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.


                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Rider," "Income Payments -- Guaranteed Income Rollover Rider," and "Income Payments -- Payment Protection Rider Options" provisions in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

GUARANTEED
INCOME RIDER
CHARGE
                      We charge you for expenses related to the Guaranteed Income Rider, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.50% of the daily net assets of the Separate

                      Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.40% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rider may not be available in all states or in all markets.

GUARANTEED
INCOME ROLLOVER
RIDER CHARGE
                      We charge you for expenses related to the Guaranteed Income Rollover Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rollover Rider may not be available in all states or in all markets.

CHARGES FOR THE
GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT
RIDER OPTIONS


                      We charge you for expenses related to the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, you must do so at the time of application.

GUARANTEED MINIMUM    We assess a charge for the Guaranteed Minimum Withdrawal
WITHDRAWAL BENEFIT    Benefit Rider equal to an annualized rate of 0.50% of the
RIDER                 daily net assets of the Separate Account. The deduction
                      from the Separate Account is reflected in your Contract
                      Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed
                      Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed
                      Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason.


GUARANTEED MINIMUM    For contracts issued on or after the later of October 7,
WITHDRAWAL BENEFIT    2005 or the date on which state insurance authorities
FOR LIFE RIDER        approve applicable contract modifications, but prior to
                      May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider equal to an annualized rate of 0.60% of the daily net assets of the Separate Account.
                      For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit for Life Rider at any time and for any reason.

CHARGES FOR
THE PAYMENT
PROTECTION
RIDER OPTIONS
                      We charge you for expenses related to the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Payment Protection Rider or the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, you must do so at the time of application.

PAYMENT PROTECTION    We assess a charge for the Payment Protection Rider equal
RIDER                 to an annualized rate of 0.40% of the daily net assets of
                      the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract
                      Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment
                      Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

                      The Payment Protection Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason.

PAYMENT PROTECTION    We assess a charge for the Payment Protection with
WITH COMMUTATION      Commutation Immediate and Deferred Variable Annuity Rider
IMMEDIATE AND         equal to an annualized rate of 0.50% of the daily net
DEFERRED VARIABLE     assets of the Separate Account for single Annuitant
ANNUITY RIDER         contracts and 0.65% of the daily net assets of the
                      Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.


                      If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual
                      Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the 5% Rollup Death
5% ROLLUP DEATH       Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup
                      Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate
                      Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit
                      Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider
                      Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity
                      Cross Funding Program.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT RIDER   option at the time of application. We deduct this charge
OPTION                against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit

                      Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS   We charge you for expenses related to the Earnings
PROTECTOR AND         Protector and Greater of Annual Step-Up and 5% Rollup
GREATER OF ANNUAL     Death Benefit Rider Option if you elect this option at
STEP-UP AND 5%        the time of application. We deduct this charge against
ROLLUP DEATH          your assets in the Separate Account on each contract
BENEFIT RIDER OPTION  anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is 0.70% of your Contract
                      Value at the time of the deduction. The Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider or the Guaranteed Income Rollover Rider at the time of application, you may not change your scheduled income start date or your optional payment plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the optional payment plan once elected at the time of application.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

                      The Guaranteed Income Rider and the Guaranteed Income Rollover Rider will terminate upon assignment of the contract unless such assignment is a result of legal process.

                      Upon termination of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding

                      Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. If you have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions in this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider for as long as the rider is in effect.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS BEFORE
THE ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM
THE SUBACCOUNTS
TO THE GUARANTEE
ACCOUNT
                      We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS
AMONG THE
SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      In addition, the restrictions and charges listed above do not apply to any:

                        (1) scheduled transfers made to the GIS Subaccount(s)
                            pursuant to the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider; or

                        (2) transfers made among the Subaccounts pursuant to
                            automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

                      Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

                         . you elected one of the Payment Protection Rider
                           Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

                         . you reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

                         . you elected one of the Payment Protection Rider
                           Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

                         . you reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

                      There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND
PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Options) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider or the

                      Guaranteed Income Rollover Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Options) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT RIDER
OPTIONS
                      We offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this contract: the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

GUARANTEED MINIMUM    The Guaranteed Minimum Withdrawal Benefit Rider may not
WITHDRAWAL BENEFIT    be available in all states or markets. The Guaranteed
UNDER THE GUARANTEED  Minimum Withdrawal Benefit Rider also may be referred to
MINIMUM WITHDRAWAL    as "Guaranteed Withdrawal Advantage" in our marketing
BENEFIT RIDER         materials. We reserve the right to discontinue offering
                      the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.


                      The Guaranteed Minimum Withdrawal Benefit Rider provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. If you:


                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount less than or equal to the Withdrawal Limit;

                      you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the Withdrawal Factor for the wait period.

                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional purchase payment is applied to your
                           protected amount; or

                         . you elect to reset the protected amount.

                      Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial remaining amount is equal to your initial protected amount.

                      Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

                      Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and remaining amount to
                           equal your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

                      If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

                        (a) is the Contract Value after the Gross Withdrawal;
                            and

                        (b) is the prior remaining amount less the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

                      Reduction in Contract
                      Value. Your Contract Value after
                      taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greater of the remaining amount or Contract Value in a lump sum.

                         . If the Withdrawal Limit is greater than or equal to
                           $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.


                      Considerations. While the rider is designed to provide the return of purchase payments, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.




                      Examples. The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


                      The first example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;
                        (4) the contract earns a net return of -2%; and

                        (5) the owner takes withdrawals equal to the Withdrawal
                            Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.


                                     Contract
          Contract Value Withdrawals Value -
          - Beginning of Taken - End  End of    Protected    Remaining
               Year        of Year     Year      Amount       Amount
          ------------------------------------------------------------
             $100,000      $7,000    $91,000     $100,000    $ 93,000
               91,000       7,000     82,180                   86,000
               82,180       7,000     73,536                   79,000
               73,536       7,000     65,066                   72,000
               65,066       7,000     56,764                   65,000
               56,764       7,000     48,629                   58,000
               48,629       7,000     40,656                   51,000
               40,656       7,000     32,813                   44,000
               32,813       7,000     25,127                   37,000
               25,127       7,000     17,595                   30,000
               17,595       7,000     10,213                   23,000
               10,213       7,000      2,978                   16,000
                2,978       7,000         --                    9,000
                  --        7,000         --                    2,000
                  --        2,000         --                       --
                                              Total Received $100,000
          ------------------------------------------------------------


                      This next example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;
                        (4) the contract earns a net return of -2%; and
                        (5) the owner takes no withdrawals in the first five
                            Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                                               Contract
                    Contract Value Withdrawals Value -
                     - Beginning   Taken - End  End of    Protected    Remaining
                       of Year       of Year     Year      Amount       Amount
                    ------------------------------------------------------------
                       $100,000           --   $98,000     $100,000    $100,000
                         98,000           --    96,040                  100,000
                         96,040           --    94,119                  100,000
                         94,119           --    92,237                  100,000
                         92,237           --    90,392                  100,000
                         90,392      $10,000    78,584                   90,000
                         78,584       10,000    67,013                   80,000
                         67,013       10,000    55,672                   70,000
                         55,672       10,000    44,559                   60,000
                         44,559       10,000    33,638                   50,000
                         33,638       10,000    22,935                   40,000
                         22,935       10,000    12,446                   30,000
                         12,446       10,000     2,167                   20,000
                          2,167       10,000        --                   10,000
                            --        10,000        --                       --
                                                        Total Received $100,000
                    ------------------------------------------------------------


WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             Rider must be elected at application. The rider will
                      remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

GUARANTEED MINIMUM    For contracts issued on or after the later of May 1, 2006
WITHDRAWAL BENEFIT    or the date on which state insurance authorities approve
UNDER THE GUARANTEED  applicable contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE
RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for the Guaranteed Minimum Withdrawal Benefit for Life Rider in the following section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with any of the optional death benefit riders. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:


                         . allocate all Contract Value to the prescribed Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that:
                      (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

                      The Withdrawal Factor will be (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      The Rider Death Benefit will be (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

RESTORATION OR RESET
OF THE BENEFIT
                      Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      Reset. If all of the Annuitants are ages 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      If you do reset your Withdrawal Base, as of that date, we will:

                         .  reset the Withdrawal Base to your Contract Value;

                         . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

                         . reset the Investment Strategy to the current Investment Strategy.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be
         restored to 100% of the        The Withdrawal Factor will be
         original age Withdrawal        reset to 100% of the original
         Factor.                        age Withdrawal Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

                      For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

                      Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider

                      Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

                      Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


                      Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.


EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

                        (7) the owner resets the Withdrawal Base of every third
                            contract anniversary; and

                        (8) the owner dies upon reaching age 90.

                                                      Withdrawal
        Contract Value - Withdrawals                    Base -   Rider Death
           Beginning       Taken -   Contract Value - Beginning   Benefit -
    Age     of Year      End of Year   End of Year     of Year   End of Year
    ------------------------------------------------------------------------
    65      $100,000       $ 5,000       $103,000      $100,000    $95,000
    66       103,000         5,150        106,090       100,000     89,850
    67       106,090         5,305        109,273       100,000     84,546
    68       109,273         5,464        112,551       109,273     79,082
    69       112,551         5,628        115,927       109,273     73,454
    70       115,927         5,796        119,405       109,273     67,658
    71       119,405         5,970        122,987       119,405     61,688
    72       122,987         6,149        126,677       119,405     55,538
    73       126,677         6,334        130,477       119,405     49,204
    74       130,477         6,524        134,392       130,477     42,681
    75       134,392         6,720        138,423       130,477     35,961
    76       138,423         6,921        142,576       130,477     29,040
    77       142,576         7,129        146,853       142,576     21,911
    78       146,853         7,343        151,259       142,576     14,568
    79       151,259         7,563        155,797       142,576      7,005
    80       155,797         7,790        160,471       155,797          0
    81       160,471         8,024        165,285       155,797          0
    82       165,285         8,264        170,243       155,797          0
    83       170,243         8,512        175,351       170,243          0
    84       175,351         8,768        180,611       170,243          0
    85       180,611         9,031        186,029       170,243          0
    86       186,029         9,301        191,610       186,029          0
    87       191,610         9,581        197,359       186,029          0
    88       197,359         9,868        203,279       186,029          0
    89       203,279        10,164        209,378       203,279          0
    ------------------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is a court ordered assignment.

GENERAL PROVISIONS    For purposes of this rider:

                      . A non-natural entity owner must name an Annuitant and
                        may name the Annuitant's spouse as a Joint Annuitant.

                      . An individual owner must also be an Annuitant.

                      . You may name only your spouse as a joint owner.

                      . If there is only one owner, that owner may name only
                        his or her spouse as a Joint Annuitant at issue.

                      . If you marry after issue, you may add your spouse as a
                        joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS      At the death of the last Annuitant, a death benefit may
                      be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
                      (b) and (c), where:

                        (a) is the death benefit as calculated under the base
                            Contract;

                        (b) is the Rider Death Benefit; and

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid according to the distribution rules under the contract.

                      If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

                      If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.



GUARANTEED MINIMUM    For contracts issued prior to May 1, 2006 or the date on
WITHDRAWAL BENEFIT    which state insurance authorities approve applicable
UNDER THE GUARANTEED  contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE
RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after to that date, please see the disclosure for the Guaranteed Minimum
                      Withdrawal Benefit for Life Rider in the previous section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with any of the optional death benefit riders. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals until the first death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:


                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Death Provisions Under the Guaranteed Minimum Withdrawal Benefit for Life Rider. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of
                      (a), (b), and (c), where:

                        (a) is the death benefit as calculated under the base
                            contract;

                        (b) is the Rider Death Benefit;

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

                      If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

                      The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

                      Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor will be reduced by (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      In addition, the Rider Death Benefit will be reduced by
                      (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

                      If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit where the result is equal to (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that:
                      (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

                      For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


                      Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.



EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;


                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and


                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------


                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;


                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

                        (7) the owner dies upon reaching age 90; and

                        (8) the Withdrawal Base is reset every three contract
                            anniversaries.



                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,030       170,243          --
   86       186,030          9,301        191,610       186,030          --
   87       191,610          9,581        197,359       186,030          --
   88       197,359          9,868        203,280       186,030          --
   89       203,280         10,164        209,378       203,280          --
   --------------------------------------------------------------------------


WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


INVESTMENT STRATEGY
FOR THE GUARANTEED
MINIMUM WITHDRAWAL
BENEFIT RIDER OPTIONS
                      In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.


                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:


                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products
                            Fund -- Balanced Portfolio -- Service Class 2;


                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;


                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;


                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR




                        (2) owners may allocate assets to Asset Allocation
                            Model C.

ANNUITY CROSS
FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company). We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase

                      Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

Death of Owner and/or Annuitant


DISTRIBUTION
PROVISIONS UPON
DEATH OF OWNER
OR JOINT OWNER
                      In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, you may not elect any of the optional death benefit riders with the Guaranteed Minimum Withdrawal Benefit for Life Rider. For contracts issued prior to May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, you may not elect the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option with the Guaranteed Minimum Withdrawal Benefit for Life Rider.


                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.

                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

                      Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of purchase payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

                      Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

                      Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

                      You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus
                      (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any partial withdrawals, excluding
                            any surrender charges;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

                         . Once you elect the Earnings Protector Death Benefit
                           Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS
PROTECTOR AND
GREATER OF
ANNUAL STEP-UP
AND 5% ROLLUP
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

                         . the Basic Death Benefit;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF
DEATH BENEFIT
RIDER OPTIONS
WHEN CONTRACT
ASSIGNED OR SOLD
                      Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

HOW TO CLAIM
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                      At the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant (if any owner or
                            joint owner is a non-natural entity);

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner's or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

                        (1) receive the proceeds in a lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan 1 or 2 as described in
                            the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
BEFORE INCOME
PAYMENTS BEGIN
                      The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Federal Tax Matters" provision in this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

Income Payments


INCOME PAYMENTS
AND THE ANNUITY
COMMENCEMENT
DATE
                      The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date may not be a date beyond the oldest Annuitant's 100th birthday. (Income payments may begin on a different date from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider under the terms of those riders and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider under the terms of that rider. See the "Guaranteed Income Rider," "Guaranteed Income Rollover Rider," and "Payment Protection Rider" sections of this provision.) An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following optional payment plans are available under the contract, unless you have fully annuitized under the Guaranteed Income Rider, the Guaranteed Income Rollover Rider or one of the Payment Protection Rider Options:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


                          Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If the Guaranteed Minimum Withdrawal Benefit for Life Rider has been elected and an Annuitant is at least age 100, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

                      If you have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED
INCOME RIDER

                      The Guaranteed Income Rider provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

                      You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

                      The Guaranteed Income Rider may not be available in all states or in all markets. This rider may be referred to as the "Guaranteed Income Advantage" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rider at any time and for any reason.

                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

SCHEDULED TRANSFERS   The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement
                      Date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

                      Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the number of scheduled transfers made prior to
                            such withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.

MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by
                      (c), where:

                        (a) is the scheduled transfer;

                        (b) is the guaranteed annual income factor divided by
                            12; and

                        (c) is the number of scheduled transfers made, adjusted
                            for withdrawals and transfers.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income
                      Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF        For contracts issued prior to April 29, 2005, or prior to
RIDER                 the date on which state insurance authorities approve
                      applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

OWNERSHIP AND         On the date that the contract is assigned or sold, unless
CHANGE OF             under an involuntary assignment effected by legal
OWNERSHIP             process, all amounts in the GIS Subaccount(s) will be
                      transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.


EXAMPLES The following example shows how the Guaranteed Income Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.


                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778      9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303      9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565      9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551      9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247      9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639      9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712      9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452      9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841      9,600      30,864      107,814     9,600     122,863     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,436     $9,563   $ 9,563     $127
                  12     9,557      9,563     9,563      132
                  13     9,679      9,563     9,563       16
                  14     9,803      9,563     9,787        0
                  15     9,928      9,563     9,928        0
                  16    10,055      9,563    10,055        0
                  17    10,184      9,563    10,184        0
                  18    10,314      9,563    10,314        0
                  19    10,446      9,563    10,446        0
                  20    10,579      9,563    10,579        0
                 ----------------------------------------------

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:


                      The following example shows how the Guaranteed Income Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,630    $9,563
  2          0           0       0         100,630          0    105,484     9,563
  3          0           0       0         105,484          0    110,572     9,563
  4          0           0       0         110,572          0    115,905     9,563
  5          0           0       0         115,905          0    121,495     9,563
  6          0           0       0         121,495          0    127,355     9,563
  7          0           0       0         127,355          0    133,498     9,563
  8          0           0       0         133,498          0    139,937     9,563
  9          0           0       0         139,937          0    146,687     9,563
 10          0           0       0         146,687          0    153,762     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,809     $9,563   $11,809      $0
                  12    11,960      9,563    11,960       0
                  13    12,113      9,563    12,113       0
                  14    12,268      9,563    12,268       0
                  15    12,425      9,563    12,425       0
                  16    12,584      9,563    12,584       0
                  17    12,745      9,563    12,745       0
                  18    12,908      9,563    12,908       0
                  19    13,073      9,563    13,073       0
                  20    13,240      9,563    13,240       0
                 ----------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a

                      Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision below.

GUARANTEED
INCOME ROLLOVER
RIDER
                      The Guaranteed Income Rollover Rider provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

                      You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers or through a guarantee transfer. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. Therefore, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s). You may also fully fund a segment by a guarantee transfer, as discussed in the "Guarantee Transfers" section below.

                      The Guaranteed Income Rollover Rider may not be available in all states or in all markets. This rider may be referred to as "ClearCourse/SM/" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rollover Rider at any time and for any reason.

                      If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

GUARANTEE             A guarantee transfer segment is a segment with a unique
TRANSFERS             combination of Income Start Date and monthly income plan
                      that is fully funded by a guarantee transfer. A guarantee transfer is an amount transferred from another annuity contract into the GIS Subaccount(s) for a guarantee transfer segment. We may accept amounts transferred from another annuity contract issued by the Company or one of its affiliates or an unaffiliated insurer, subject to underwriting and, ultimately, our final approval. Each guarantee transfer segment has its own effective date, Income Start Date, guarantee transfer, monthly income plan and guaranteed income floor.

SCHEDULED             A scheduled transfer segment is a segment that is only
TRANSFERS             funded by scheduled transfers. A scheduled transfer is an
                      amount transferred into the GIS Subaccount(s) from the investment options, excluding the GIS Subaccount(s), for a scheduled transfer segment. Once established, this amount may not be changed. Each scheduled transfer segment has its own effective date, Income Start Date, scheduled transfer, monthly income plan and guaranteed annual income factor. The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity
                      Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation
                      Day will be treated as the monthly anniversary for that month.

                      Scheduled transfers are made first to the GIS Subaccount(s) of the scheduled transfer segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date.
                      Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS
                      Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Guarantee Transfer Segment -- Your initial guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment. Once you take a withdrawal or make a transfer from a guarantee transfer segment, your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred. After such withdrawal or transfer, the guaranteed income floor will be (a) multiplied by (b) divided by (c), where:

                        (a) is the guaranteed income floor before such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Scheduled Transfer Segment -- Once you take a withdrawal or make a transfer from a scheduled transfer segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Next, withdrawals will be deducted from the GIS Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.

MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a scheduled transfer segment, monthly income will be based on a Life Income with a 10 Year Period Certain plan for a single Annuitant and a Joint Life and Survivor Income with a 10 Year Period Certain plan for Joint Annuitants. The income plan for a guarantee transfer segment will be determined at the time of the guarantee transfer and will depend on the income plan associated with the annuity contract that funded the guarantee transfer. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rollover Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The guaranteed income floor for a scheduled transfer segment is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      The guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount. The
                      number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity
                      Unit value for that Subaccount as of the Income Start
                      Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount.
                      The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

                      If the Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time.
                      Next, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Finally, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF RIDER  This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to add a segment on that date.

OWNERSHIP AND CHANGE  On the date that the contract is assigned or sold, unless
OF OWNERSHIP          under an involuntary assignment effected by legal
                      process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLES The following examples show how the Guaranteed Income Rollover Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


                      This example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
---- ------------ -------------- --------------   ------------ --------- -------------- ----------
  1    $96,000        $9,600        $90,778         $      0    $9,600      $  9,849      $  956
  2     90,778         9,600         85,303            9,849     9,600        20,173       1,913
  3     85,303         9,600         79,565           20,173     9,600        30,995       2,869
  4     79,565         9,600         73,551           30,995     9,600        42,339       3,825
  5     73,551         9,600         67,247           42,339     9,600        54,230       4,781
  6     67,247         9,600         60,639           54,230     9,600        66,695       5,738
  7     60,639         9,600         53,712           66,695     9,600        79,761       6,694
  8     53,712         9,600         46,452           79,761     9,600        93,457       7,650
  9     46,452         9,600         38,841           93,457     9,600       107,814       8,606
 10     38,841         9,600         30,864          107,814     9,600       122,863       9,563
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $ 9,436             $9,563           $ 9,563             $127
  12         9,557              9,563             9,563              132
  13         9,679              9,563             9,563               16
  14         9,803              9,563             9,787                0
  15         9,928              9,563             9,928                0
  16        10,055              9,563            10,055                0
  17        10,184              9,563            10,184                0
  18        10,314              9,563            10,314                0
  19        10,446              9,563            10,446                0
  20        10,579              9,563            10,579                0
 ------------------------------------------------------------------------------

                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $9,563
  2          0             0            0            100,630          0      105,484       9,563
  3          0             0            0            105,484          0      110,572       9,563
  4          0             0            0            110,572          0      115,905       9,563
  5          0             0            0            115,905          0      121,495       9,563
  6          0             0            0            121,495          0      127,355       9,563
  7          0             0            0            127,355          0      133,498       9,563
  8          0             0            0            133,498          0      139,937       9,563
  9          0             0            0            139,937          0      146,687       9,563
 10          0             0            0            146,687          0      153,762       9,563
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $11,809             $9,563           $11,809              $0
  12        11,960              9,563            11,960               0
  13        12,113              9,563            12,113               0
  14        12,268              9,563            12,268               0
  15        12,425              9,563            12,425               0
  16        12,584              9,563            12,584               0
  17        12,745              9,563            12,745               0
  18        12,908              9,563            12,908               0
  19        13,073              9,563            13,073               0
  20        13,240              9,563            13,240               0
 ------------------------------------------------------------------------------

                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 20 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner transfers $96,000 into the contract from
                            another annuity contract;

                        (2) the owner purchases only one segment;

                        (3) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (4) the guaranteed income floor is $500 (the guaranteed
                            annual income is $6000);

                        (5) the income plan is Life Income with 20 Years
                            Certain; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 5/th/ year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $6,000
  2          0             0            0            100,630          0      105,484       6,000
  3          0             0            0            105,484          0      110,572       6,000
  4          0             0            0            110,572          0      115,905       6,000
  5          0             0            0            115,905          0      121,495       6,000
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $6,000 (annually) to the owner for the life of the Annuitant or for 20 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
   6        $7,397             $6,000            $7,397              $0
   7         7,492              6,000             7,492               0
   8         7,587              6,000             7,587               0
   9         7,684              6,000             7,684               0
  10         7,783              6,000             7,783               0
  11         7,882              6,000             7,882               0
  12         7,983              6,000             7,983               0
  13         8,085              6,000             8,085               0
  14         8,188              6,000             8,188               0
  15         8,293              6,000             8,293               0
 ------------------------------------------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
ROLLOVER RIDER        options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rollover Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision below.

PAYMENT
PROTECTION
RIDER OPTIONS
                      We offer two Payment Protection Rider Options under this contract: the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. These Payment Protection Rider Options are discussed in separate sections below.

PAYMENT PROTECTION    The Payment Protection with Commutation Immediate and
WITH COMMUTATION      Deferred Variable Annuity Rider provides for a guaranteed
IMMEDIATE AND         income benefit that is based on the amount of purchase
DEFERRED VARIABLE     payments you make to your contract. Under the rider, you
ANNUITY RIDER         will receive a series of monthly income payments
                      determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

                      This rider may be referred to as "Payment Optimizer Plus" in our marketing materials and throughout this prospectus. This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.


                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable

                      Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:


                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;


                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;


                            Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR


                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

                      We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments;
                      (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base as of the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base If all of the Annuitants are ages 50 through 59, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider. The new charge,
                           which may be higher than your previous charge, will never exceed 1.25% annually; and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        The Annuity Commencement Date under this rider may be any
                      Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments.
                      Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS
ARE CALCULATED

Guaranteed Payment    The guaranteed payment floor is the guaranteed amount of
Floor                 each monthly income. The guaranteed payment floor is
                      equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the Annuitant for a single
                            Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

                        (c) is 12.

                      Once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly IncomeThe initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The initial annual income amount is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s), when
                            applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

                        (b) is the Contract Value on the Valuation Day prior to
                            the Annuity Commencement Date less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                               Year Payments Begin  Maximum
                               --------------------   Age
                               After    Prior To   Adjustment
                               --------------------
                               2005       2011          5
                               2010       2026         10
                               2025         --         15

                      On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

                      Subsequent annual income amounts are determined by means
Subsequent Monthly    of Annuity Units. The amount of any subsequent annual
Income                income amount may be greater or less than the initial
                      payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity
                      Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed payment floor,
                            minus 12 multiplied by the initial level income amount.

                      Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was paid divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

                      Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:


                        (a) is (i) minus (ii) minus (iii), where:


                            (i) is the income base less any premium tax;


                           (ii) the commutation charge; and


                          (iii) is the sum of all monthly income paid;

                        (b) is (i) minus (ii) minus (iii) plus (iv), where:


                            (i) is the commutation base, which is described
                                below, less any premium tax;


                           (ii) is the commutation charge;


                          (iii) is the adjustment account value; and

                           (iv) is the level income amount multiplied by the
                                number of months remaining in the current annuity year.


                      The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


                      Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

                      Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

                      The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

                        (a) is the annual income amount for the Subaccount; and

                        (b) is the value of the commutation unit for the
                            Subaccount on the first Valuation Day of the annuity year.

                      Other events that will reduce the number of commutation units of a Subaccount are as follows:

                        (1) transfers out of the Subaccount;

                        (2) payment of commutation proceeds;

                        (3) payment of death proceeds; and

                        (4) deduction of applicable contract charges.

                      Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

                      Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

                        (a) is the number of commutation units transferred out
                            of the current Subaccount;

                        (b) is the value of a commutation unit of the current
                            Subaccount; and

                        (c) is the value of a commutation unit of the new
                            Subaccount.

                      Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.


                      Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized" and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

                      If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When Death Occurs Before Monthly Income Starts

                      If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may be terminated only when the contract is
                      terminated.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS    For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name the Annuitant's spouse as a Joint Annuitant;

                         . an individual owner must also be an Annuitant;

                         . if there is only one owner, that owner may name only
                           his or her spouse as a Joint Annuitant -- at issue;
                           and

                         . If you marry after issue, but prior to the Annuity
                           Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

EXAMPLES The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.


                      The first example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments or
                            withdrawals;

                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;

                        (5) the Annuity Commencement Date is the third contract
                            anniversary;

                        (6) the guaranteed payment floor percentage is 5%;
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%; and
                        (8) there is no premium tax.

                      On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,239  $520     $417     $520     $    0    $100,000
            2     5,999   500      417      500          0      93,761
            3     5,768   481      417      481          0      87,762
            4     5,546   462      417      462          0      81,994
            5     5,333   444      417      444          0      76,447
         --------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06239 = $6,239). The level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the level income amount is $520 ($6,239 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .05) / 12 = $417). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $417 and $520. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                      This next example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments or
                            withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 8%;

                        (5) the Contract Value at the end of the first contract
                            year is $108,000;
                        (6) the Annuity Commencement Date is the first contract
                            anniversary;
                        (7) the guaranteed payment floor percentage is 5%; and
                        (8) there is no premium tax.



                                                  94% of
                                                  Income
                                                Base, less
                                                 Monthly
                                                  Income
                 Annual Commutation Adjustment    Paid -   Commutation
         Annuity Income   Base -     Account -    End of     Value -
          Year   Amount End of Year End of Year    Year    End of Year
         -------------------------------------------------------------
            1    $6,738  $109,363     $    0     $87,262     $87,262
            2     6,997   110,555          0      80,265      80,265
            3     7,266   111,552          0      72,999      72,999
            4     7,546   112,327          0      66,453      66,453
            5     7,836   112,850          0      59,617      59,617
            6     8,137   113,090          0      55,480      55,480
         -------------------------------------------------------------



                      The commutation base at the end of annuity year 1 is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,738) x 1.08 =
                      $109,363). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($100,000 - 6% x $100,000 - $6,738 = $87,262) and (ii)
                      the commutation base less the commutation charge, less the value of the adjustment account ($109,363 - 6% x $100,000 - 0 = $102,801). The commutation base at the end of annuity year 2 is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,363 - $6,997) x 1.08 = $110,555). Beginning in
                      annuity year 6, the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $55,480, which is equal to the lesser of (i) the income base less monthly income paid ($100,000
                      - $44, 520 = $55,480) and (ii) the commutation base less the value of the adjustment account ($113,090 - $0 = $113,090).

PAYMENT PROTECTION    The Payment Protection Rider provides for a guaranteed
RIDER                 income benefit that is based on the amount of purchase
                      payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a
                      "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

                      The Payment Protection Rider may not be available in all states or in all markets. This rider may be referred to as the "Principal Protection Advantage" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.


                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:


                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;


                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;


                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR


                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds.
                      If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base.

                      Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit Base You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

                      You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected the Payment Protection Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income PaymentThe initial annual income amount for each Payment
                      Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of
                      (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts

                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is made pursuant to a court order.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an
                           Annuitant; and

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.


EXAMPLE The following example shows how the Payment Protection Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:


                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments or
                            withdrawals;

                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;

                        (5) the Income Start Date is the third contract
                            anniversary;

                        (6) the guaranteed payment floor percentage is 5%; and
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.


                                                                      Additional
                                Monthly                                 Death
                         Annual  Level  Guaranteed                     Proceeds
                 Annuity Income Income   Payment   Monthly Adjustment (Beginning
                  Year   Amount Amount    Floor    Income   Account    of Year)
                 ---------------------------------------------------------------
                    1    $6,373  $531      $417     $531     $    0    $100,000
                    2     6,188   516       417      516          0      93,627
                    3     6,008   501       417      501          0      87,439
                    4     5,833   486       417      486          0      81,431
                    5     5,663   472       417      472          0      75,599
                 ---------------------------------------------------------------



                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.


TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Payment Protection Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision of this prospectus.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.


                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, if you purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's

                      "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with
                      Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.


                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEP. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;


                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.


                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.



                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME
TAX WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE
COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE
LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2005, 2004 and 2003, $62.0 million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                             Genworth Life and Annuity Insurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14           20,000   20,000
                       3/31/15           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  125,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional purchase payments;

                        (4) the owner takes annual partial withdrawals equal to
                            5% of purchase payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.


                                   Partial             5% Rollup
               End of Annuitant's Withdrawal Contract    Death
                Year      Age       Amount    Value     Benefit
               -------------------------------------------------
                          70            --   $ 100,000 $ 100,000
                 1        71       $ 5,000      95,000   100,000
                 2        72         5,000      90,000   100,000
                 3        73         5,000      85,000   100,000
                 4        74         5,000      80,000   100,000
                 5        75         5,000      75,000   100,000
                 6        76         5,000      70,000   100,000
                 7        77         5,000      65,000   100,000
                 8        78         5,000      60,000   100,000
                 9        79         5,000      55,000   100,000
               -------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% Rollup
                                              Death Benefit
                                                 Option
                            Purchase Contract  Before Any
                     Date   Payment   Value    Withdrawals
                    ---------------------------------------
                    3/31/06 $10,000  $ 10,000   $ 10,000
                    3/31/14      --    20,000     10,600
                    3/31/15      --    14,000     11,236
                    ---------------------------------------

                      Therefore, if a $7,000 partial withdrawal is taken on March 31, 2015, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,618 ($11,236 to $5,618) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on August 1, 2021, the Earnings Protector Death Benefit will equal $70,000. We determine this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         No Optional Benefits Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                  $13.66            $14.23             130    2005
                                                                          12.40             13.66              --    2004
                                                                          10.00             12.40              --    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           14.10             14.65         639,064    2005
                                                                          12.91             14.10         583,088    2004
                                                                          10.00             12.91         197,609    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                              12.11             12.36             312    2005
                                                                          11.74             12.11              --    2004
                                                                          10.00             11.74              --    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   12.90             13.83         119,902    2005
                                                                          12.27             12.90         123,237    2004
                                                                          10.00             12.27          56,467    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares (formerly,
   AIM V.I. Real Estate Fund)                                             10.00             11.49             608    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.63             12.33         310,884    2005
                                                                          10.00             10.63           4,910    2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                      12.29             12.80          72,784    2005
                                                                          11.79             12.29          65,462    2004
                                                                          10.00             11.79          38,071    2003
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                13.65             13.95         115,316    2005
                                                                          13.18             13.65         130,615    2004
                                                                          10.00             13.18          72,698    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                13.48             13.90       1,394,830    2005
                                                                          12.30             13.48       1,164,217    2004
                                                                          10.00             12.30         564,218    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              10.54             12.10         475,641    2005
                                                                          10.00             10.54          11,495    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 12.28             13.90         211,436    2005
                                                                          11.50             12.28         155,295    2004
                                                                          10.00             11.50          73,654    2003
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      13.77             14.20           2,577    2005
                                                                          12.37             13.77              --    2004
                                                                          10.00             12.37              --    2003
-------------------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. (continued)
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      $14.25            $15.91              60    2005
                                                                         12.58             14.25              --    2004
                                                                         10.00             12.58              --    2003
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                            12.88             12.97             244    2005
                                                                         11.81             12.88             106    2004
                                                                         10.00             11.81              --    2003
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               14.00             14.49           2,335    2005
                                                                         12.42             14.00           1,208    2004
                                                                         10.00             12.42              --    2003
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                               10.00              9.96          43,718    2005
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly,               13.77             14.58       1,439,928    2005
   Nations Marsico Growth Portfolio)                                     12.36             13.77         981,068    2004
                                                                         10.00             12.36         346,671    2003
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable            15.39             18.12         950,101    2005
   Series (formerly, Nations Marsico International Opportunities         13.39             15.39         683,421    2004
   Portfolio)                                                            10.00             13.39         155,646    2003
------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --             14.24             15.32           1,413    2005
   Initial Shares                                                        12.62             14.24              98    2004
                                                                         10.00             12.62              --    2003
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio              9.84              9.96           5,886    2005
                                                                          9.93              9.84              --    2004
                                                                         10.00              9.93              --    2003
------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares         12.53             12.79              --    2005
                                                                         11.97             12.53              --    2004
                                                                         10.00             11.97              --    2003
------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                    14.37             15.23             558    2005
   (formerly, SVS Dreman High Return Equity Portfolio)                   12.83             14.37             401    2004
                                                                         10.00             12.83              --    2003
------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                       16.84             18.22             634    2005
   (formerly, SVS Dreman Small Cap Value Portfolio)                      13.61             16.84              --    2004
                                                                         10.00             13.61              --    2003
------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                   13.18             13.42             244    2005
   (formerly, Scudder Technology Growth Portfolio)                       13.18             13.18              --    2004
                                                                         10.00             13.18              --    2003
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.27             10.52       1,312,530    2005
                                                                         10.14             10.27       1,074,991    2004
                                                                         10.00             10.14         352,412    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust (continued)
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $12.47            $13.15         308,758    2005
                                                                        11.91             12.47         219,226    2004
                                                                        10.00             11.91         126,289    2003
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.63             10.85          20,328    2005
                                                                        10.00             10.63              --    2004
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.88             11.00         142,471    2005
                                                                        10.00             10.88          66,522    2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.07          35,933    2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.86             11.83          28,107    2005
                                                                        10.00             10.86           4,923    2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.22             12.17          90,563    2005
                                                                        10.00             11.22          26,783    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.93             12.02         447,075    2005
                                                                        10.99             11.93         428,789    2004
                                                                        10.00             10.99         171,365    2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          15.02             16.41         946,863    2005
                                                                        13.31             15.02         766,068    2004
                                                                        10.00             13.31         256,511    2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.36             10.60         311,644    2005
                                                                        10.00             10.36          70,664    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        14.07             16.17       2,161,311    2005
                                                                        12.40             14.07       1,335,660    2004
                                                                        10.00             12.40         413,897    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.82             14.06          88,801    2005
                                                                        11.84             11.82          35,327    2004
                                                                        10.00             11.84          10,231    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.79             14.35       1,564,566    2005
                                                                        12.58             13.79       1,271,270    2004
                                                                        10.00             12.58         570,477    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               12.66             13.16         606,900    2005
                                                                        12.45             12.66         560,577    2004
                                                                        10.00             12.45         357,532    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      11.91             12.61         387,768    2005
                                                                        11.45             11.91         364,733    2004
                                                                        10.00             11.45         163,238    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              17.11             19.90       1,629,294    2005
                                                                        13.93             17.11       1,213,459    2004
                                                                        10.00             13.93         573,236    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.27             11.38         117,036    2005
                                                                        10.00             11.27          58,889    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                    $10.00            $10.41         719,943    2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.79             12.74           2,518    2005
                                                                        12.02             12.79              97    2004
                                                                        10.00             12.02              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       13.30             14.49           4,503    2005
                                                                        11.98             13.30              --    2004
                                                                        10.00             11.98              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   15.33             16.64           1,373    2005
                                                                        13.12             15.33             381    2004
                                                                        10.00             13.12              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              14.40             14.69             118    2005
                                                                        12.62             14.40              --    2004
                                                                        10.00             12.62              --    2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.23             10.28       1,057,050    2005
                                                                        10.03             10.23         886,615    2004
                                                                        10.00             10.03         401,810    2003
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   14.75             16.25         812,313    2005
                                                                        12.90             14.75         700,830    2004
                                                                        10.00             12.90         338,175    2003
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.90             10.03       1,251,487    2005
                                                                         9.95              9.90       1,387,666    2004
                                                                        10.00              9.95         635,992    2003
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            12.77             12.75       1,071,507    2005
                                                                        12.11             12.77       1,040,075    2004
                                                                        10.00             12.11         515,742    2003
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           16.30             17.95         607,453    2005
                                                                        12.49             16.30         521,727    2004
                                                                        10.00             12.49         194,020    2003
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 13.22             13.61       2,155,073    2005
                                                                        12.14             13.22       1,881,365    2004
                                                                        10.00             12.14         873,981    2003
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         14.56             15.71         935,347    2005
                                                                        12.83             14.56         689,460    2004
                                                                        10.00             12.83         333,700    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   12.19             12.46       9,561,715    2005
                                                                        11.44             12.19       5,993,939    2004
                                                                        10.00             11.44       1,658,489    2003
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      12.52             12.65         617,672    2005
                                                                        11.75             12.52         544,736    2004
                                                                        10.00             11.75         246,040    2003
-----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     12.81             13.14         382,029    2005
                                                                        11.87             12.81         315,289    2004
                                                                        10.00             11.87         130,426    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                            $10.00            $11.39        217,562     2005
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         11.66             12.37        953,492     2005
                                                                               10.92             11.66        792,568     2004
                                                                               10.00             10.92        323,459     2003
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            13.55             15.03        202,887     2005
                                                                               11.66             13.55        167,326     2004
                                                                               10.00             11.66         65,234     2003
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                             15.86             20.62        174,684     2005
                                                                               13.56             15.86        219,326     2004
                                                                               10.00             13.56         84,483     2003
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                               10.29             10.43         11,518     2005
                                                                               10.02             10.29          1,580     2004
                                                                               10.00             10.02             --     2003
------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                               15.46             16.86             --     2005
                                                                               13.26             15.46             --     2004
                                                                               10.00             13.26             --     2003
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      14.69             15.81          3,226     2005
                                                                               12.31             14.69             62     2004
                                                                               10.00             12.31             --     2003
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                      16.52             16.84          1,147     2005
                                                                               13.19             16.52             96     2004
                                                                               10.00             13.19             --     2003
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                         13.05             13.04            209     2005
                                                                               12.10             13.05             --     2004
                                                                               10.00             12.10             --     2003
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                   13.78             14.08        334,301     2005
   (formerly, Salomon Brothers Variable All Cap Fund)                          12.93             13.78        275,816     2004
                                                                               10.00             12.93         82,461     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                     10.00             10.57          2,074     2005
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.48             14.57        193,593     2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.57             13.48        132,447     2004
                                                                               10.00             12.57         42,051     2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $12.32            $12.65         372,448    2005
                                                                       11.47             12.32         337,869    2004
                                                                       10.00             11.47         164,342    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                12.79             13.49         230,074    2005
                                                                       11.68             12.79         187,963    2004
                                                                       10.00             11.68          97,273    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  13.33             13.80         422,328    2005
                                                                       12.74             13.33         356,422    2004
                                                                       10.00             12.74         193,803    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.03             11.05             302    2005
                                                                       10.41             11.03              --    2004
                                                                       10.00             10.41              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.30             12.44         118,192    2005
                                                                       11.24             12.30             112    2004
                                                                       10.00             11.24              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      15.72             18.06         390,453    2005
                                                                       12.29             15.72         287,700    2004
                                                                       10.00             12.29         125,205    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.95             11.19         318,406    2005
                                                                       10.00             10.95         128,089    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           12.93             13.37         409,421    2005
                                                                       12.31             12.93         347,394    2004
                                                                       10.00             12.31         183,859    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              16.57             18.62       1,146,291    2005
                                                                       14.14             16.57         816,503    2004
                                                                       10.00             14.14         352,598    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    13.01             13.56         560,885    2005
                                                                       12.09             13.01         473,776    2004
                                                                       10.00             12.09         194,738    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          16.10             17.41         691,830    2005
                                                                       13.71             16.10         493,066    2004
                                                                       10.00             13.71         162,753    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,              14.13             15.59         142,681    2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)            12.00             14.13         120,375    2004
                                                                       10.00             12.00          65,369    2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                          10.00             10.41         236,432    2005
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  11.73             12.03       1,432,605    2005
                                                                       10.86             11.73       1,256,665    2004
                                                                       10.00             10.86         695,216    2003
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class          10.66             11.00         528,302    2005
   Shares                                                              10.06             10.66         475,092    2004
                                                                       10.00             10.06         272,805    2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                 $10.00            $ 9.99         186,590    2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  10.44             10.54       3,856,246    2005
                                                                         10.10             10.44       2,778,605    2004
                                                                         10.00             10.10       1,323,651    2003
------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.)
------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                         13.05             14.67          48,037    2005
                                                                         12.13             13.05          31,225    2004
                                                                         10.00             12.13          10,293    2003
------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                             14.03             16.76         114,715    2005
                                                                         12.34             14.03          52,389    2004
                                                                         10.00             12.34             547    2003
------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                10.00             14.86          87,097    2005
------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                               13.80             13.75         116,563    2005
                                                                         12.80             13.80         107,093    2004
                                                                         10.00             12.80          75,902    2003
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                  14.48             14.86       1,843,968    2005
                                                                         12.51             14.48       1,199,588    2004
                                                                         10.00             12.51         391,710    2003
------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                           12.46             13.22         224,644    2005
                                                                         11.84             12.46         170,730    2004
                                                                         10.00             11.84          95,304    2003
------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

       The Guaranteed Minimum Withdrawal Benefit Rider Optional Benefit


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.76            $11.12        26,035     2005
                                                                           10.00             10.76        10,413     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.77             11.48            --     2005
                                                                           10.00             10.77            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.62             12.26        20,859     2005
                                                                           10.00             10.62            18     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                       10.65             11.03         6,373     2005
                                                                           10.00             10.65         5,648     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 11.03             11.21            --     2005
                                                                           10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.81             11.08        32,113     2005
                                                                           10.00             10.81        12,931     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.53             12.03        30,684     2005
                                                                           10.00             10.53         4,595     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.91             12.28        13,560     2005
                                                                           10.00             10.91         3,602     2004
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.93         5,577     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations         11.25             11.85        42,972     2005
   Marsico Growth Portfolio)                                               10.00             11.25        18,129     2004
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities           10.97             12.86        93,312     2005
   Portfolio)                                                              10.00             10.97        39,132     2004
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.06             10.24            --     2005
                                                                           10.00             10.06            --     2004
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                         9.99             10.48            --     2005
                                                                           10.00              9.99            --     2004
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.59             10.75            --     2005
                                                                           10.00             10.59            --     2004
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.84             10.91        13,187     2005
                                                                           10.00             10.84         3,813     2004
-------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                  10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares               $10.83            $11.72             --    2005
                                                                        10.00             10.83             --    2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.18             12.07         16,343    2005
                                                                        10.00             11.18          2,498    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.67             10.70          9,024    2005
                                                                        10.00             10.67          3,057    2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.17             12.14             --    2005
                                                                        10.00             11.17             --    2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.33             10.51        193,962    2005
                                                                        10.00             10.33         91,441    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.12             12.71             --    2005
                                                                        10.00             11.12             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.62             12.56             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.97             11.35         34,287    2005
                                                                        10.00             10.97         15,898    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.55             11.11             --    2005
                                                                        10.00             10.55             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.42             10.78         16,249    2005
                                                                        10.00             10.42            384    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.20             14.11         44,142    2005
                                                                        10.00             12.20         16,419    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.24             11.28             --    2005
                                                                        10.00             11.24             --    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.37        391,077    2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.22             10.23         28,818    2005
                                                                        10.00             10.22          8,059    2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.45             12.55          7,131    2005
                                                                        10.00             11.45          5,243    2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.94             10.02        150,019    2005
                                                                        10.00              9.94         55,239    2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.62             10.55             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           13.65             14.96             --    2005
                                                                        10.00             13.65             --    2004
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.91             11.17             --    2005
                                                                        10.00             10.91             --    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)           $11.06            $11.88           7,528   2005
                                                                           10.00             11.06           3,129   2004
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.65             10.83       4,782,115   2005
                                                                           10.00             10.65       1,783,009   2004
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.68             10.73              --   2005
                                                                           10.00             10.68              --   2004
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.86             11.08              --   2005
                                                                           10.00             10.86              --   2004
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             11.35          15,837   2005
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.75             11.35         158,810   2005
                                                                           10.00             10.75          14,502   2004
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        11.33             12.50              --   2005
                                                                           10.00             11.33              --   2004
-------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                         11.35             14.68              --   2005
                                                                           10.00             11.35           6,949   2004
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Portfolios I, Inc. (formerly, Salomon Brothers
 Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolios -- Class II              10.64             10.82          15,186   2005
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.64           5,016   2004
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.53          12,504   2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
 Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --
   Class II (formerly, Salomon Brothers Variable Aggressive Growth         10.57             11.37          24,984   2005
   Fund)                                                                   10.00             10.57          11,344   2004
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             10.84             11.08           5,106   2005
                                                                           10.00             10.84             627   2004
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    11.12             11.66              --   2005
                                                                           10.00             11.12              --   2004
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      10.60             10.92           5,703   2005
                                                                           10.00             10.60           1,785   2004
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       10.00             10.30         198,345   2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          12.43             14.21              --   2005
                                                                           10.00             12.43              --   2004
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                           10.91             11.09         323,610   2005
                                                                           10.00             10.91          47,184   2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                $10.68            $10.97             --    2005
                                                                             10.00             10.68             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    11.58             12.95             --    2005
                                                                             10.00             11.58             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.79             11.18             --    2005
                                                                             10.00             10.79             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.77             12.66         27,464    2005
                                                                             10.00             11.77          8,840    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                    11.25             12.35             --    2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                  10.00             11.25             --    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.37             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.80             11.03         35,042    2005
                                                                             10.00             10.80         10,569    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.65             10.94         27,793    2005
                                                                             10.00             10.65          9,496    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.96         91,098    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.31             10.36        141,148    2005
                                                                             10.00             10.31         64,017    2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.)
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.90             12.19          9,775    2005
                                                                             10.00             10.90            836    2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 11.32             13.46             --    2005
                                                                             10.00             11.32             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.81             --    2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.33             11.23             --    2005
                                                                             10.00             11.33             --    2004
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.32             11.55         76,220    2005
                                                                             10.00             11.32         16,006    2004
---------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                               10.76             11.36             --    2005
                                                                             10.00             10.76             --    2004
---------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Investment Trust -- JPMorgan Trust Balanced Portfolio 1
   JPMorgan Investment Trust -- JPMorgan Trust Core Bond Portfolio 1
   JPMorgan Investment Trust -- JPMorgan Trust Diversified Equity Portfolio 1 JPMorgan Investment Trust -- JPMorgan Trust Diversified Mid Cap Portfolio 1 JPMorgan Investment Trust -- JPMorgan Trust Equity Index Portfolio 1 JPMorgan Investment Trust -- JPMorgan Trust Government Bond Portfolio 1 JPMorgan Investment Trust -- JPMorgan Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Investment Trust -- JPMorgan Trust Large Cap Growth Portfolio 1

             The Guaranteed Income Rider Optional Benefit Elected


For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                     $10.45            $10.85             --     2005
                                                                             10.00             10.45             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              10.43             10.79         50,993     2005
                                                                             10.00             10.43         48,466     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                  9.99             10.15             --     2005
                                                                             10.00              9.99             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      10.08             10.77         20,210     2005
                                                                             10.00             10.08         19,798     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund - Series II shares (formerly, AIM
   V.I. Real Estate Fund)                                                    10.00             11.45             --     2005
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     10.62             12.27          5,655     2005
                                                                             10.00             10.62          2,894     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                         10.10             10.47          4,063     2005
                                                                             10.00             10.10          4,408     2004
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                    9.90             10.07          3,178     2005
                                                                             10.00              9.90          1,660     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   10.50             10.78         51,261     2005
                                                                             10.00             10.50         50,807     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 10.53             12.05          2,736     2005
                                                                             10.00             10.53            425     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    10.35             11.67          1,385     2005
                                                                             10.00             10.35          1,392     2004
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         10.71             10.99             --     2005
                                                                             10.00             10.71             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           10.63             11.81             --     2005
                                                                             10.00             10.63             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                10.43             10.46             --     2005
                                                                             10.00             10.43             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   10.86             11.19             --     2005
                                                                             10.00             10.86             --     2004
----------------------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                  $10.00            $ 9.93             --     2005
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations           10.96             11.56         85,052     2005
   Marsico Growth Portfolio)                                                 10.00             10.96         84,175     2004
----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities             10.73             12.58        101,488     2005
   Portfolio)                                                                10.00             10.73        102,549     2004
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         10.84             11.61             --     2005
   Shares                                                                    10.00             10.84             --     2004
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.89              9.96             --     2005
                                                                             10.00              9.89             --     2004
----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial              10.05             10.22             --     2005
   Shares                                                                    10.00             10.05             --     2004
----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares (formerly,             10.77             11.36             --     2005
   SVS Dreman High Return Equity Portfolio)                                  10.00             10.77             --     2004
----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares (formerly,                11.59             12.48             --     2005
   SVS Dreman Small Cap Value Portfolio)                                     10.00             11.59             --     2004
----------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares (formerly, Scudder                     9.58              9.70             --     2005
   Technology Growth Portfolio)                                              10.00              9.58             --     2004
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.07             10.27         78,201     2005
                                                                             10.00             10.07         82,722     2004
----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           9.83             10.32         25,538     2005
                                                                             10.00              9.83         27,141     2004
----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.60             10.78          4,898     2005
                                                                             10.00             10.60          5,105     2004
----------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                          10.85             10.93         22,338     2005
                                                                             10.00             10.85         15,604     2004
----------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                    10.00             11.03             --     2005
----------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                     10.83             11.75          2,172     2005
                                                                             10.00             10.83          2,062     2004
----------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares                  11.19             12.09          8,010     2005
                                                                             10.00             11.19          8,814     2004
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       10.73             10.77         28,405     2005
                                                                             10.00             10.73         25,494     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series (continued)
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                         $10.78            $11.73         82,966     2005
                                                                        10.00             10.78         93,674     2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.33             10.53         35,193     2005
                                                                        10.00             10.33         21,925     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.96             12.55        214,346     2005
                                                                        10.00             10.96        201,915     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          9.43             11.16         10,501     2005
                                                                        10.00              9.43          9,247     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.57             10.96         71,098     2005
                                                                        10.00             10.57         73,504     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.59              9.93          9,233     2005
                                                                        10.00              9.59          5,755     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.09             10.64         21,679     2005
                                                                        10.00             10.09         26,654     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              11.60             13.44        129,199     2005
                                                                        10.00             11.60        121,775     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.24             11.30         21,192     2005
                                                                        10.00             11.24         20,301     2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.38          8,768     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.18             10.10             --     2005
                                                                        10.00             10.18             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.73             11.64             --     2005
                                                                        10.00             10.73             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   11.00             11.89             --     2005
                                                                        10.00             11.00             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.78             10.95             --     2005
                                                                        10.00             10.78             --     2004
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.04             10.05         47,593     2005
                                                                        10.00             10.04         50,938     2004
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.05             12.12         60,192     2005
                                                                        10.00             11.05         60,203     2004
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.92             10.01         27,530     2005
                                                                        10.00              9.92         38,012     2004
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.29             10.23         52,526     2005
                                                                        10.00             10.29         41,730     2004
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           12.42             13.63         51,165     2005
                                                                        10.00             12.42         35,170     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   $10.47            $10.74          98,397    2005
                                                                           10.00             10.47          92,137    2004
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            10.79             11.60          82,514    2005
                                                                           10.00             10.79          77,097    2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.37             10.56       2,133,325    2005
                                                                           10.00             10.37       1,854,113    2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.37             10.56         804,135    2005
                                                                           10.00             10.37         285,820    2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.36             10.42          42,911    2005
                                                                           10.00             10.36          28,214    2004
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.49             10.71          39,010    2005
                                                                           10.00             10.49          37,191    2004
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             11.36             882    2005
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.44             11.03          84,527    2005
                                                                           10.00             10.44          35,046    2004
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        11.24             12.42           1,845    2005
                                                                           10.00             11.24             881    2004
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                         10.97             14.21           8,285    2005
                                                                           10.00             10.97           8,860    2004
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                           10.14             10.22              --    2005
                                                                           10.00             10.14              --    2004
--------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                           11.08             12.03              --    2005
                                                                           10.00             11.08              --    2004
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                  11.41             12.22              --    2005
                                                                           10.00             11.41              --    2004
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                  12.06             12.24              --    2005
                                                                           10.00             12.06              --    2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                     10.39             10.33              --    2005
                                                                           10.00             10.39              --    2004
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II               10.01             10.19          10,526    2005
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.01          10,559    2004
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio --- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.53              --    2005
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
 Street Series Fund)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --
   Class II (formerly, Salomon Brothers Variable Aggressive Growth         10.02             10.78          15,764    2005
   Fund)                                                                   10.00             10.02          15,952    2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          $10.28            $10.51         17,590     2005
                                                                         10.00             10.28         19,506     2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                  10.60             11.14          4,052     2005
                                                                         10.00             10.60          4,255     2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     9.70             10.00         21,864     2005
                                                                         10.00              9.70         19,998     2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 10.47             10.44             --     2005
                                                                         10.00             10.47             --     2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     10.60             10.68         96,024     2005
                                                                         10.00             10.60             --     2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        12.07             13.81         19,895     2005
                                                                         10.00             12.07         16,456     2004
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                         10.92             11.11        163,805     2005
                                                                         10.00             10.92        148,028     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             10.17             10.47         39,961     2005
                                                                         10.00             10.17         48,453     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                11.07             12.39        128,241     2005
                                                                         10.00             11.07        106,323     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      10.34             10.73         29,165     2005
                                                                         10.00             10.34         31,368     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            11.03             11.88         34,602     2005
                                                                         10.00             11.03         26,875     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                11.21             12.32          8,023     2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)              10.00             11.21          7,188     2004
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            10.00             10.38             --     2005
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    10.68             10.92         69,800     2005
                                                                         10.00             10.68         63,238     2004
------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class            10.32             10.61          4,852     2005
   Shares                                                                10.00             10.32          5,062     2004
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  10.00              9.96             --     2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  10.18             10.23        206,991     2005
                                                                         10.00             10.18        140,811     2004
------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.)
------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                  10.35             11.59            328     2005
                                                                         10.00             10.35            321     2004
------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                             10.93             13.01          7,208     2005
                                                                         10.00             10.93          7,659     2004
------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                10.00             14.82          1,436     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation   Accumulation
                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                     Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------
  OTC Fund                                            $10.52            $10.44          7,745     2005
                                                       10.00             10.52          7,821     2004
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                10.95             11.18         72,848     2005
                                                       10.00             10.95         64,668     2004
------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares         10.22             10.80          5,151     2005
                                                       10.00             10.22          5,205     2004
------------------------------------------------------------------------------------------------------


The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

             The Payment Protection Rider Optional Benefit Elected


                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                         $10.76            $11.14         58,299     2005
                                                                         10.00             10.76         42,247     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                  10.77             11.50             --     2005
                                                                         10.00             10.77             --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                 10.62             12.27         27,194     2005
                                                                         10.00             10.62          6,317     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                     10.66             11.05          8,880     2005
                                                                         10.00             10.66          8,908     2004
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B               11.04             11.23             --     2005
                                                                         10.00             11.04             --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B               10.81             11.10         44,753     2005
                                                                         10.00             10.81         27,125     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B             10.53             12.05         46,233     2005
                                                                         10.00             10.53          4,345     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                10.91             12.30         27,223     2005
                                                                         10.00             10.91         11,112     2004
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                     10.00             10.72             --     2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                       10.00             11.54             --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                            10.00             10.94          3,538     2005
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               10.00             10.73             --     2005
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                               10.00              9.93         12,057     2005
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                          11.25             11.87         63,794     2005
   (formerly, Nations Marsico Growth Portfolio)                          10.00             11.25         32,887     2004
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities         10.98             12.88        145,933     2005
   Portfolio)                                                            10.00             10.98         61,588     2004
------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                        10.00             11.45            804     2005
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio             10.00             10.07          4,252     2005
------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares                                                        10.00             10.83             --     2005
------------------------------------------------------------------------------------------------------------------------



/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares
   (formerly, SVS Dreman High Return Equity Portfolio)                 $10.00            $10.79             --     2005
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares
   (formerly, SVS Dreman Small Cap Value Portfolio)                     10.00             11.51             --     2005
-----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares
   (formerly, Scudder Technology Growth Portfolio)                      10.00             11.56             --     2005
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.06             10.25             --     2005
                                                                        10.00             10.06             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             10.50             --     2005
                                                                        10.00             10.00             --     2004
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.60             10.77             --     2005
                                                                        10.00             10.60             --     2004
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.85             10.93         27,209     2005
                                                                        10.00             10.85          9,040     2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.03             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.83             11.74             --     2005
                                                                        10.00             10.83             --     2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.19             12.09         14,600     2005
                                                                        10.00             11.19          1,334     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.67             10.71         29,657     2005
                                                                        10.00             10.67         12,116     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.18             12.16             --     2005
                                                                        10.00             11.18             --     2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.33             10.53        381,414     2005
                                                                        10.00             10.33        214,116     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.13             12.73             --     2005
                                                                        10.00             11.13             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.62             12.58             --     2005
                                                                        10.00             10.62             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.97             11.37         59,468     2005
                                                                        10.00             10.97         17,355     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.43             10.80         32,944     2005
                                                                        10.00             10.43         16,001     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.56             11.13             --     2005
                                                                        10.00             10.56             --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.20             14.14         60,009     2005
                                                                        10.00             12.20         29,081     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                    $11.24            $11.30              --    2005
                                                                        10.00             11.24              --    2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.38         595,181    2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.00             10.40           1,209    2005
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             11.02              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   10.00             11.16           1,584    2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.00             10.51              --    2005
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.23             10.25          63,706    2005
                                                                        10.00             10.23          40,814    2004
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.46             12.57          25,219    2005
                                                                        10.00             11.46          11,252    2004
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.95             10.04         268,448    2005
                                                                        10.00              9.95         102,071    2004
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.63             10.56              --    2005
                                                                        10.00             10.63              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           13.66             14.98              --    2005
                                                                        10.00             13.66              --    2004
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.91             11.19              --    2005
                                                                        10.00             10.91              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         11.07             11.90          25,455    2005
                                                                        10.00             11.07           9,652    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   10.66             10.84       8,996,013    2005
                                                                        10.00             10.66       2,646,694    2004
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      10.69             10.75              --    2005
                                                                        10.00             10.69              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     10.87             11.10              --    2005
                                                                        10.00             10.87              --    2004
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      10.00             11.36          15,261    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  10.76             11.37         257,220    2005
                                                                        10.00             10.76         128,105    2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     11.34             12.52              --    2005
                                                                        10.00             11.34              --    2004
-----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      11.35             14.70              --    2005
                                                                        10.00             11.35          21,993    2004
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                        10.00             10.07           1,157    2005
-----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                        10.00             11.28           4,865    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II (continued)
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                 $10.00            $10.88          2,645     2005
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                  10.00             11.35             --     2005
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                     10.00             10.36             --     2005
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II               10.65             10.84         10,582     2005
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.65          8,999     2004
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund                  10.00             10.54         13,147     2005
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
 Street Series Fund)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --
   Class II (formerly, Salomon Brothers Variable Aggressive Growth         10.58             11.39         28,271     2005
   Fund)                                                                   10.00             10.58          3,798     2004
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             10.85             11.10         15,815     2005
                                                                           10.00             10.85          2,119     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    11.12             11.68             --     2005
                                                                           10.00             11.12             --     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      10.61             10.94         15,613     2005
                                                                           10.00             10.61         13,398     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       10.00             10.30        465,085     2005
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          12.44             14.23             --     2005
                                                                           10.00             12.44             --     2004
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                           10.92             11.11        402,956     2005
                                                                           10.00             10.92        132,008     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               10.68             10.99             --     2005
                                                                           10.00             10.68             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                  11.59             12.97             --     2005
                                                                           10.00             11.59             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        10.80             11.20             --     2005
                                                                           10.00             10.80             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              11.78             12.68         32,893     2005
                                                                           10.00             11.78          6,730     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                  11.26             12.37             --     2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                10.00             11.26             --     2004
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                              10.00             10.38             --     2005
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      10.81             11.04         39,094     2005
                                                                           10.00             10.81         13,214     2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
---------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class        $10.66            $10.96         17,190     2005
   Shares                                                             10.00             10.66          7,912     2004
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.96        130,107     2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.32             10.38        231,271     2005
                                                                      10.00             10.32        102,615     2004
---------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.91             12.21          3,973     2005
                                                                      10.00             10.91            662     2004
---------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          11.33             13.48             --     2005
                                                                      10.00             11.33             --     2004
---------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             14.82             --     2005
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            11.34             11.25             --     2005
                                                                      10.00             11.34             --     2004
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               11.32             11.57        105,107     2005
                                                                      10.00             11.32         15,109     2004
---------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.77             11.38             --     2005
                                                                      10.00             10.77             --     2004
---------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

             The Guaranteed Income Rider Optional Benefit Elected


For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                      $10.00            $11.26             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               10.00             10.83          1,892     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                  10.00             10.84             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       10.00             11.52             18     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM
   V.I. Real Estate Fund)                                                     10.00             11.45             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                      10.00             11.89            915     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                          10.00             10.81             --     2005
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                    10.00             11.65             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    10.00             10.62          7,585     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                  10.00             11.85         12,224     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     10.00             12.31             --     2005
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          10.00             10.71             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    10.00              9.93            750     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                            10.00             11.53             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 10.00             10.93             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    10.00             10.73             --     2005
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                                  10.00             11.21         10,339     2005
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                                 10.00             12.51          3,715     2005
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                     10.00             11.44             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  10.00             10.06             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial
   Shares                                                                     10.00             10.83             --     2005
-----------------------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                  $10.00            $10.78             --     2005
   (formerly, SVS Dreman High Return Equity Portfolio)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                      10.00             11.50             --     2005
   (formerly, SVS Dreman Small Cap Value Portfolio)
-----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                  10.00             11.54             --     2005
   (formerly, Scudder Technology Growth Portfolio)
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.13          3,813     2005
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             11.22             77     2005
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             11.26             --     2005
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.00             10.74          1,891     2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.03          4,862     2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.00             11.58             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             10.00             11.91          1,613     2005
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             10.40          1,288     2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             11.90         10,276     2005
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.57          6,846     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             11.86         44,814     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             12.77             --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.89          9,849     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00             11.14            742     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             11.06            106     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             12.08          9,512     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.66          2,272     2005
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.37         20,314     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.00             10.39             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             11.00             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   10.00             11.15             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.00             10.50             --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             $10.00            $10.03           1,021    2005
--------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                      10.00             11.56           2,548    2005
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                        10.00             10.08           2,028    2005
--------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                               10.00             10.69           5,169    2005
--------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                              10.00             11.29           4,252    2005
--------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    10.00             10.76          10,486    2005
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            10.00             11.30           9,631    2005
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.00             10.60       3,352,669    2005
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.00             10.52             136    2005
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.00             10.55           3,721    2005
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             11.35           7,269    2005
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.00             10.92           4,871    2005
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        10.00             11.50           1,282    2005
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                           10.00             10.06              --    2005
--------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                           10.00             11.27              --    2005
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                  10.00             10.87              --    2005
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                  10.00             11.34              --    2005
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                     10.00             10.35              --    2005
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
 Brothers Variable Series Funds Inc)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.94           2,074    2005
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio --- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.53              --    2005
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
 Street Series Fund)
--------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --
   Class II (formerly, Salomon Brothers Variable Aggressive Growth
   Fund)                                                                   10.00             11.69           6,688    2005
--------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $10.00            $10.98             --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                10.00             11.00             --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  10.00             12.02             66     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.00             10.13             --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             10.30          9,494     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      10.00             11.45          6,941     2005
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.44             --     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.86          2,746     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.00             11.94         19,407     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.88            233     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             11.81          2,225     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)            10.00             11.67          2,610     2005
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                          10.00             10.38         10,947     2005
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.49          3,325     2005
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                              10.00             10.03            615     2005
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                10.00              9.96            278     2005
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.00             10.00         14,542     2005
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series
 Fund, Inc.)
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                10.00             12.03             --     2005
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           10.00             12.28          7,447     2005
----------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                              10.00             14.81          7,259     2005
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             10.00             11.41             93     2005
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                10.00             10.52         14,005     2005
----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                         10.00             11.37            347     2005
----------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds - AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares

   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

   The Guaranteed Minimum Withdrawal Benefit for Life Rider Optional Benefit
                                    Elected


                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                      $10.00            $10.64             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               10.00             10.50          8,106     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                  10.00             10.49             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       10.00             10.60             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM
   V.I. Real Estate Fund)                                                     10.00             10.72             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                      10.00             10.73         22,579     2005
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                          10.00             10.50          2,568     2005
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                    10.00             10.64             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    10.00             10.50         14,249     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                  10.00             10.66         42,816     2005
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     10.00             10.93          9,845     2005
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          10.00             10.28             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    10.00             10.00          6,011     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                            10.00             10.66             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 10.00             10.57             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    10.00             10.55             --     2005
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                                  10.00             10.64         28,213     2005
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                                 10.00             11.16         42,691     2005
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                  10.00             10.49             --     2005
   Initial Shares
-----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  10.00             10.03             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                       10.00             10.52             --     2005
   Initial Shares
-----------------------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                  $10.00            $10.50              --    2005
   (formerly, SVS Dreman High Return Equity Portfolio)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                      10.00             10.32              --    2005
   (formerly, SVS Dreman Small Cap Value Portfolio)
-----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                  10.00             10.63              --    2005
   (formerly, Scudder Technology Growth Portfolio)
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.03              --    2005
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             10.65              --    2005
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.48              --    2005
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.00             10.48          31,255    2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             10.36              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.00             10.86              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             10.00             10.58           4,519    2005
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             10.11           9,771    2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             10.61              --    2005
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.32         130,856    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             10.68              --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             10.85              --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.52          11,565    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00             10.52          22,057    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             10.55              --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             10.66          27,751    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             10.75              --    2005
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00              9.92       2,130,020    2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.00             10.34              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             10.42              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   10.00             10.37              --    2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.00             10.18              --    2005
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.00             10.02          19,435    2005
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   10.00             10.52          14,342    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                           $10.00            $10.04          69,707    2005
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                   10.00             10.39              --    2005
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                  10.00             10.71              --    2005
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        10.00             10.42              --    2005
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)                10.00             10.37          18,574    2005
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                          10.00             10.38       3,862,617    2005
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                             10.00             10.35              --    2005
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                            10.00             10.34              --    2005
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                             10.00             10.39          16,475    2005
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         10.00             10.43          92,457    2005
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            10.00             10.51              --    2005
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                               10.00             10.00              --    2005
------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                               10.00             10.52              --    2005
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      10.00             10.39              --    2005
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                      10.00             10.36              --    2005
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                         10.00             10.30              --    2005
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                   10.00             10.30          14,079    2005
   (formerly, Salomon Brothers Variable All Cap Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II              10.00             10.32         122,807    2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         10.00             10.42           8,711    2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 10.00             10.44           2,989    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        10.00             10.49              --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                          10.00             10.61           5,786    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                       10.00             10.44              --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           10.00             10.18         406,333    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              10.00             10.02              --    2005
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.00             10.06         116,050    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.00            $10.57             --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             10.61             --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00             10.46             --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             10.58         22,254     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)           10.00             10.64             --     2005
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.11             --     2005
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             10.11         21,085     2005
---------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares                                        10.00             10.04          1,323     2005
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.99        140,073     2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00              9.99         51,217     2005
---------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series
 Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             10.77          5,141     2005
---------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             10.67             --     2005
---------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             10.96             --     2005
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00             10.51             --     2005
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             10.54         52,985     2005
---------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00             10.53             --     2005
---------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1

   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1


The Guaranteed Minimum Withdrawal Benefit for Life Rider with a 75 basis point charge (for Joint Annuitant contracts) was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

The Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

Table of Contents

Statement of Additional Information



                                                                               Page
The Company...................................................................  B-3

The Separate Account..........................................................  B-4

Additional Information About the Guarantee Account............................  B-4

The Contracts.................................................................  B-4
   Transfer of Annuity Units..................................................  B-4
   Net Investment Factor......................................................  B-5

Termination of Participation Agreements.......................................  B-6

Calculation of Performance Data...............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.......  B-8
   Other Subaccounts.......................................................... B-10
   Other Performance Data..................................................... B-11

Tax Matters................................................................... B-12
   Taxation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)........................................... B-12
   IRS Required Distributions................................................. B-12

General Provisions............................................................ B-13
   Using the Contracts as Collateral.......................................... B-13
   The Beneficiary............................................................ B-13
   Non-Participating.......................................................... B-13
   Misstatement of Age or Gender.............................................. B-14
   Incontestability........................................................... B-14
   Statement of Values........................................................ B-14
   Trust as Owner or Beneficiary.............................................. B-14
   Written Notice............................................................. B-14

Legal Developments Regarding Employment-Related Benefit Plans................. B-14

Regulation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)................................................ B-15

Experts....................................................................... B-15

Financial Statements.......................................................... B-15


  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      Genworth Life and Annuity Insurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          (formerly, GE Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2006.

Table of Contents



   The Company.........................................................  B-3

   The Separate Account................................................  B-4

   Additional Information About the Guarantee Account..................  B-4

   The Contracts.......................................................  B-4
      Transfer of Annuity Units........................................  B-4
      Net Investment Factor............................................  B-5

   Termination of Participation Agreements.............................  B-6

   Calculation of Performance Data.....................................  B-8
      Subaccounts Investing in the GE Investments Funds, Inc. -- Money
        Market Fund and the Dreyfus Variable Investment Fund -- Money
        Market Portfolio...............................................  B-8
      Other Subaccounts................................................ B-10
      Other Performance Data........................................... B-11

   Tax Matters......................................................... B-12
      Taxation of Genworth Life and Annuity Insurance Company
        (formerly, GE Life and Annuity Assurance Company).............. B-12
      IRS Required Distributions....................................... B-12

   General Provisions.................................................. B-13
      Using the Contracts as Collateral................................ B-13
      The Beneficiary.................................................. B-13
      Non-Participating................................................ B-13
      Misstatement of Age or Gender.................................... B-14
      Incontestability................................................. B-14
      Statement of Values.............................................. B-14
      Trust as Owner or Beneficiary.................................... B-14
      Written Notice................................................... B-14

   Legal Developments Regarding Employment-Related Benefit Plans....... B-14

   Regulation of Genworth Life and Annuity Insurance Company
   (formerly, GE Life and Annuity Assurance Company)................... B-15

   Experts............................................................. B-15

   Financial Statements................................................ B-15

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

                      We principally offer annuity contracts, guaranteed investment contracts ("GICs") and funding agreements, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.


                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.


THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract and and specific rider options).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.


                      Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust). This agreement may be terminated by the parties upon 60 days' advance written notice.


                      Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.


                      DWS Variable Series II (formerly, Scudder Variable Series
                      II). The agreement may be terminated by the parties upon three months' advance written notice.


                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      FAM Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


                      Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds
                      Inc). The agreement may be terminated at the option of any party upon six months' advance written notice to the parties.

                      Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund). This agreement may be terminated by the parties upon six months' advance written notice.


                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.


                      The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.). This agreement may be terminated by the parties upon 60 days' advance written notice.


                      Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. --  Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund


                      Current Yield: 2.63% as of December 31, 2005
                      Effective Yield: 2.67% as of December 31, 2005


                      Dreyfus Variable Investment Fund -- Money Market Portfolio


                      Current Yield: 2.58% as of December 31, 2005
                      Effective Yield: 2.26% as of December 31, 2005

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                        (1) We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                        (2) The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.10% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                        (3) The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                        (4) Standardized total return considers the maximum
                            charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

                        (5) Standardized total return considers the charges for
                            the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

                        (6) Standardized total return considers the charge for
                            the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

                        (7) Standardized total return does not reflect the
                            deduction of any premium taxes.

                        (8) Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N-/1

                            where:

                            TR  =   the average annual total return for the
                                    period.
                            ERV =   the ending redeemable value (reflecting
                                    deductions as described above) of the
                                    hypothetical investment at the end of the
                                    period.
                            P   =   a hypothetical single investment of $1,000.
                            N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                               CTR =   (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF           We do not expect to incur any Federal income tax
GENWORTH LIFE AND     liability attributable to investment income or capital
ANNUITY INSURANCE     gains retained as part of the reserves under the
COMPANY (FORMERLY,    contracts. See the "Federal Tax Matters" section of the
GE LIFE AND ANNUITY   prospectus. Based upon these expectations, no charge is
ASSURANCE COMPANY)    being made currently to the Separate Account for Federal
                      income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                        (1) within five years after the date of that owner's
                            death; or

                        (2) as income payments which will begin within one year
                            of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                                 The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code
                      Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE
COMPANY
(FORMERLY, GE
LIFE AND ANNUITY
ASSURANCE
COMPANY)
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.




EXPERTS
                      The consolidated financial statements and schedules of the Company and subsidiary as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of the Separate Account as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated March 10, 2006 with respect to the consolidated financial statements and schedules of the Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.



FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains consolidated financial statements for the Company and subsidiary, as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005 and the financial statements of the Separate Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-25

Statements of Changes in Net Assets........................................  F-51

Notes to Financial Statements.............................................. F-103

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity
Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American
Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I. Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann
Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series
Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate

Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II, SP William Blair International Growth
Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return
Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
March 17, 2006

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2005

                                                                        AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                                  AIM V.I.        AIM V.I.
                                 AIM V.I.         AIM V.I.        AIM V.I.         Capital         Capital        AIM V.I.
                                Aggressive      Basic Value       Blue Chip     Appreciation     Development     Core Equity
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $5,927         27,325,897         3,853        22,637,162        12,328           2,310
Dividend receivable..........         --                 --            --                --            --              --
Receivable from
  affiliate (note 4b)........         --                  2            --                13            --              --
Receivable for units sold....         --                530            --             2,571            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total assets..........      5,927         27,326,429         3,853        22,639,746        12,328           2,310
                                  ------         ----------         -----        ----------        ------           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          2              1,190            --               979             1              --
Payable for units
  withdrawn..................         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total liabilities.....          2              1,190            --               979             1              --
                                  ------         ----------         -----        ----------        ------           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --            --                --            --              --
   Genworth Life &
     Annuity (note 4d).......         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Net assets............     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
                                  ======         ==========         =====        ==========        ======           =====
Investments in
  securities, at cost........     $5,550         24,505,644         3,842        18,745,969        10,580           2,100
                                  ======         ==========         =====        ==========        ======           =====
Shares outstanding...........        473          2,228,866           545           917,227           766              99
                                  ======         ==========         =====        ==========        ======           =====

                              ----------------
                                 AIM V.I.
                                Government
                                Securities
                                  Fund --
                              Series I shares
                              ---------------
Assets
Investments at fair
  market value (note 2b):....     11,695
Dividend receivable..........         --
Receivable from
  affiliate (note 4b)........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     11,695
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....         --
                                  ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     11,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --
   Genworth Life &
     Annuity (note 4d).......         --
                                  ------
       Net assets............     11,695
                                  ======
Investments in
  securities, at cost........     11,853
                                  ======
Shares outstanding...........        985
                                  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------------------------------------------------
                                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Real Estate      Technology       Utilities
                              Growth Fund --   Growth Fund --      Fund --         Fund --          Fund --         Fund --
                              Series I shares Series II shares Series I shares Series II shares Series I shares Series I shares
                              --------------- ---------------- --------------- ---------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
Dividend receivable..........            --              --              --            --               --              --
Receivable from
  affiliate (note 4b)........            --              --              --            --               --              --
Receivable for units sold....            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total assets..........    10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
                                -----------      ----------      ----------         -----            -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           471             572           1,279             1                1               1
Payable for units
  withdrawn..................           995           3,130           4,844            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total liabilities.....         1,466           3,702           6,123             1                1               1
                                -----------      ----------      ----------         -----            -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              --              --            --               --              --
   Genworth Life &
     Annuity (note 4d).......            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Net assets............   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
                                ===========      ==========      ==========         =====            =====           =====
Investments in
  securities, at cost........   $ 9,687,988      12,011,803      27,982,396         7,099            8,860           6,081
                                ===========      ==========      ==========         =====            =====           =====
Shares outstanding...........       633,129         572,007       1,319,052           333              746             384
                                ===========      ==========      ==========         =====            =====           =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                 The Alger American Fund
                              ----------------------------- -----------------
                                                 Alger
                                  Alger         American    AllianceBernstein
                                 American        Small           Global
                                  Growth     Capitalization    Technology
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets
Investments at fair
  market value (note 2b):....  $106,674,371    75,701,102       4,075,355
Dividend receivable..........            --            --              --
Receivable from
  affiliate (note 4b)........            --            --              --
Receivable for units sold....            --            --              --
                               ------------    ----------       ---------
       Total assets..........   106,674,371    75,701,102       4,075,355
                               ------------    ----------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         4,291         3,077             173
Payable for units
  withdrawn..................         8,735       250,054           8,351
                               ------------    ----------       ---------
       Total liabilities.....        13,026       253,131           8,524
                               ------------    ----------       ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $106,496,380    75,370,045       4,066,831
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       164,965        77,926              --
   Genworth Life &
     Annuity (note 4d).......            --            --              --
                               ------------    ----------       ---------
       Net assets............  $106,661,345    75,447,971       4,066,831
                               ============    ==========       =========
Investments in
  securities, at cost........  $110,873,009    61,661,480       3,673,509
                               ============    ==========       =========
Shares outstanding...........     2,717,818     3,196,837         260,739
                               ============    ==========       =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------

                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                 Growth and       International       Large Cap         Small Cap
                                   Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    180,481,275       21,914,340        35,081,493         7,353,284
Dividend receivable..........             --               --                --                --
Receivable from
  affiliate (note 4b)........             30               --                --                --
Receivable for units sold....             --           20,428                --                --
                                 -----------       ----------        ----------         ---------
       Total assets..........    180,481,305       21,934,768        35,081,493         7,353,284
                                 -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7,698              965             1,525               316
Payable for units
  withdrawn..................          8,117               --             6,498             1,266
                                 -----------       ----------        ----------         ---------
       Total liabilities.....         15,815              965             8,023             1,582
                                 -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    180,461,496       21,933,803        35,073,470         7,351,702
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          3,994               --                --                --
   Genworth Life &
     Annuity (note 4d).......             --               --                --                --
                                 -----------       ----------        ----------         ---------
       Net assets............    180,465,490       21,933,803        35,073,470         7,351,702
                                 ===========       ==========        ==========         =========
Investments in
  securities, at cost........    153,137,576       19,979,034        29,992,253         6,181,722
                                 ===========       ==========        ==========         =========
Shares outstanding...........      7,321,756        1,158,263         1,321,835           608,212
                                 ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              American Century
                                                                                  Variable
                                American Century Variable Portfolios, Inc.   Portfolios II, Inc.                   Dreyfus
                              ---------------------------------------------- ------------------- ----------------------------
                                                                                                    Dreyfus        Dreyfus
                                                                                                   Investment     Variable
                              VP Income &      VP                               VP Inflation     Portfolios --   Investment
                                Growth    International VP Ultra(R) VP Value     Protection       MidCap Stock  Fund -- Money
                                Fund --      Fund --      Fund --   Fund --        Fund --        Portfolio --     Market
                                Class I      Class I      Class I   Class I       Class II       Initial Shares   Portfolio
                              ----------- ------------- ----------- -------- ------------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....   $40,138        960        43,975     33,834       1,680,216          30,858        120,737
Dividend receivable..........        --         --            --         --           5,037              --            384
Receivable from
  affiliate (note 4b)........        --         --            --         --              --              --             --
Receivable for units sold....        --         --            --         --           7,927              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total assets..........    40,138        960        43,975     33,834       1,693,180          30,858        121,121
                                -------        ---        ------     ------       ---------          ------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3          1             4          1              78               3              5
Payable for units
  withdrawn..................        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total liabilities.....         3          1             4          1              78               3              5
                                -------        ---        ------     ------       ---------          ------        -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         --            --         --              --              --             --
   Genworth Life &
     Annuity (note 4d).......        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Net assets............   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
                                =======        ===        ======     ======       =========          ======        =======
Investments in
  securities, at cost........   $37,974        938        41,558     33,278       1,700,177          29,262        120,737
                                =======        ===        ======     ======       =========          ======        =======
Shares outstanding...........     5,345        117         4,236      4,126         163,764           1,611        120,737
                                =======        ===        ======     ======       =========          ======        =======



                              ---------------
                               The Dreyfus
                                 Socially
                               Responsible
                                  Growth
                              Fund, Inc.  --
                              Initial Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   5,535,293
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   5,535,293
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         235
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         235
                                ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   5,535,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                                ---------
       Net assets............   5,535,058
                                =========
Investments in
  securities, at cost........   6,056,221
                                =========
Shares outstanding...........     212,243
                                =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Evergreen Variable
                              Eaton Vance Variable Trust    Annuity Trust                      FAM Variable Series Fund, Inc.
                              --------------------------- ------------------ --------------------------------------------------
                                                 VT                           Mercury Basic    Mercury Global   Mercury Large
                                   VT         Worldwide      Evergreen VA         Value          Allocation       Cap Growth
                              Floating-Rate    Health       Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --
                               Income Fund  Sciences Fund      Class 2       Class III Shares Class III Shares Class III Shares
                              ------------- ------------- ------------------ ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $44,771,952   11,957,914        485,494          5,273,314        1,002,952        1,206,060
Dividend receivable..........      181,714           --             --            451,988           19,652              171
Receivable from
  affiliate (note 4b)........           --           --             --                 --               --               --
Receivable for units sold....       63,163        1,681             --              5,884               --           24,262
                               -----------   ----------        -------          ---------        ---------        ---------
       Total assets..........   45,016,829   11,959,595        485,494          5,731,186        1,022,604        1,230,493
                               -----------   ----------        -------          ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,922          508             21                264               46               54
Payable for units
  withdrawn..................           --           --            277                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Total liabilities.....        1,922          508            298                264               46               54
                               -----------   ----------        -------          ---------        ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $45,014,907   11,956,771        485,196          5,730,922        1,022,558        1,230,439
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        2,316             --                 --               --               --
   Genworth Life &
     Annuity (note 4d).......           --           --             --                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Net assets............  $45,014,907   11,959,087        485,196          5,730,922        1,022,558        1,230,439
                               ===========   ==========        =======          =========        =========        =========
Investments in
  securities, at cost........  $44,838,884   10,629,121        450,676          5,436,732          979,671        1,090,988
                               ===========   ==========        =======          =========        =========        =========
Shares outstanding...........    4,441,662      994,008         29,124            357,755           80,558          109,742
                               ===========   ==========        =======          =========        =========        =========


                              -----------------
                               Mercury Value
                               Opportunities
                                V.I. Fund --
                              Class III Shares
                              ----------------
Assets
Investments at fair
  market value (note 2b):....    2,860,361
Dividend receivable..........    1,624,761
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       53,876
                                 ---------
       Total assets..........    4,538,998
                                 ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          202
Payable for units
  withdrawn..................           --
                                 ---------
       Total liabilities.....          202
                                 ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,538,796
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                 ---------
       Net assets............    4,538,796
                                 =========
Investments in
  securities, at cost........    4,339,424
                                 =========
Shares outstanding...........      479,122
                                 =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                    Federated Insurance Series
                              ----------------------------------------------------------------------
                                Federated                 Federated      Federated
                                 American    Federated   High Income    High Income     Federated
                                 Leaders      Capital        Bond           Bond         Kaufmann
                                Fund II --    Income      Fund II --     Fund II --     Fund II --
                              Primary Shares  Fund II   Primary Shares Service Shares Service Shares
                              -------------- ---------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $51,874,997   19,599,407   50,645,490     40,637,135     42,071,866
Dividend receivable..........           --           --           --             --             --
Receivable from
  affiliate (note 4b)........           10            8            6             12             --
Receivable for units sold....           --           --      209,815        265,270          2,272
                               -----------   ----------   ----------     ----------     ----------
       Total assets..........   51,875,007   19,599,415   50,855,311     40,902,417     42,074,138
                               -----------   ----------   ----------     ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,068          770        2,025          1,751          1,789
Payable for units
  withdrawn..................       40,513        8,241           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Total liabilities.....       42,581        9,011        2,025          1,751          1,789
                               -----------   ----------   ----------     ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,832,426   19,586,896   50,774,440     40,900,666     42,072,349
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        3,508       78,846             --             --
   Genworth Life &
     Annuity (note 4d).......           --           --           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Net assets............  $51,832,426   19,590,404   50,853,286     40,900,666     42,072,349
                               ===========   ==========   ==========     ==========     ==========
Investments in
  securities, at cost........  $45,424,170   21,413,196   50,739,046     40,434,404     35,741,420
                               ===========   ==========   ==========     ==========     ==========
Shares outstanding...........    2,426,333    2,192,327    6,543,345      5,277,550      2,911,548
                               ===========   ==========   ==========     ==========     ==========

                               Fidelity Variable Insurance Products Fund
                              -------------------------------------------

                                VIP Asset      VIP Asset         VIP
                               Manager/SM/    Manager/SM/   Contrafund(R)
                              Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class
                              ------------- --------------- -------------
Assets
Investments at fair
  market value (note 2b):....  145,568,526    18,038,652     395,077,622
Dividend receivable..........           --            --              --
Receivable from
  affiliate (note 4b)........           --            --              --
Receivable for units sold....           --        47,899          86,661
                               -----------    ----------     -----------
       Total assets..........  145,568,526    18,086,551     395,164,283
                               -----------    ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,009           908          15,731
Payable for units
  withdrawn..................      138,860            --              --
                               -----------    ----------     -----------
       Total liabilities.....      143,869           908          15,731
                               -----------    ----------     -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  145,286,076    18,085,643     395,049,988
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      138,581            --          98,564
   Genworth Life &
     Annuity (note 4d).......           --            --              --
                               -----------    ----------     -----------
       Net assets............  145,424,657    18,085,643     395,148,552
                               ===========    ==========     ===========
Investments in
  securities, at cost........  143,990,419    17,343,567     294,865,693
                               ===========    ==========     ===========
Shares outstanding...........    9,678,758     1,218,005      12,732,118
                               ===========    ==========     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                                                VIP Dynamic
                                    VIP           Capital      VIP Equity-    VIP Equity-   VIP Growth &   VIP Growth &
                               Contrafund(R)   Appreciation      Income         Income         Income         Income
                               Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $186,749,361      3,787,344     361,404,032    140,961,958    80,265,791     32,464,694
Dividend receivable..........            --             --              --             --            --             --
Receivable from
  affiliate (note 4b)........             2             --              --             --            --              8
Receivable for units sold....        88,681             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total assets..........   186,838,044      3,787,344     361,404,032    140,961,958    80,265,791     32,464,702
                               ============      =========     ===========    ===========    ==========     ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         8,019            165          13,981          6,087         3,247          1,395
Payable for units
  withdrawn..................            --          3,609         441,371         86,194        26,171         22,261
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total liabilities.....         8,019          3,774         455,352         92,281        29,418         23,656
                               ------------      ---------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $186,830,025      3,783,570     360,777,757    140,869,677    80,229,338     32,441,046
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --             --         170,923             --         7,035             --
   Genworth Life &
     Annuity (note 4d).......            --             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Net assets............  $186,830,025      3,783,570     360,948,680    140,869,677    80,236,373     32,441,046
                               ============      =========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........  $147,656,277      3,391,057     313,164,404    121,646,041    73,761,425     28,003,251
                               ============      =========     ===========    ===========    ==========     ==========
Shares outstanding...........     6,085,023        441,415      14,178,267      5,600,396     5,441,749      2,234,322
                               ============      =========     ===========    ===========    ==========     ==========

                              --------------

                               VIP Growth
                              Opportunities
                              Portfolio --
                              Initial Class
                              -------------
Assets
Investments at fair
  market value (note 2b):....  26,583,318
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                               ----------
       Total assets..........  26,583,318
                               ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,074
Payable for units
  withdrawn..................       3,920
                               ----------
       Total liabilities.....       4,994
                               ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  26,578,324
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                               ----------
       Net assets............  26,578,324
                               ==========
Investments in
  securities, at cost........  25,336,707
                               ==========
Shares outstanding...........   1,533,063
                               ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                                                                                                           VIP Value
                               VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                              Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $187,844,086    52,415,864       37,764       254,222,252    85,068,106      2,886,181
Dividend receivable..........           --            --           --                --            --             --
Receivable from
  affiliate (note 4b)........           --            --            1                --            17              1
Receivable for units sold....           --         1,118           --                --        17,586             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Total assets..........  187,844,086    52,416,982       37,765       254,222,252    85,085,709      2,886,182
                              ------------    ----------       ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,231         2,272            1            10,754         3,250            125
Payable for units
  withdrawn..................      211,884            --           --           766,162            --            227
                              ------------    ----------       ------       -----------    ----------      ---------
       Total liabilities.....      219,115         2,272            1           776,916         3,250            352
                              ------------    ----------       ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $187,589,244    52,414,710       37,764       253,437,965    85,082,459      2,885,830
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,727            --           --             7,371            --             --
   Genworth Life &
     Annuity (note 4d).......           --            --           --                --            --             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Net assets............ $187,624,971    52,414,710       37,764       253,445,336    85,082,459      2,885,830
                              ============    ==========       ======       ===========    ==========      =========
Investments in
  securities, at cost........ $193,320,225    46,947,936       22,880       189,918,029    60,455,868      2,681,180
                              ============    ==========       ======       ===========    ==========      =========
Shares outstanding...........    5,574,008     1,574,523        1,076         7,332,629     4,127,516        205,862
                              ============    ==========       ======       ===========    ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------
                                              Franklin Large                  Templeton      Templeton      Templeton
                              Franklin Income   Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                Securities      Securities     Securities     Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares  Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....   $59,014,171       45,049         64,775       15,034,736       41,332         1,732
Dividend receivable..........            --           --             --               --           --            --
Receivable from
  affiliate (note 4b)........            --           --             --               --           --            --
Receivable for units sold....     1,196,877           --            496               --          495            --
                                -----------       ------         ------       ----------       ------         -----
       Total assets..........    60,211,048       45,049         65,271       15,034,736       41,827         1,732
                                -----------       ------         ------       ----------       ------         -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,132            2              3              621            3             2
Payable for units
  withdrawn..................            --          394             --           26,487           --            --
                                -----------       ------         ------       ----------       ------         -----
       Total liabilities.....         3,132          396              3           27,108            3             2
                                -----------       ------         ------       ----------       ------         -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --           --             --               --           --            --
   Genworth Life &
     Annuity (note 4d).......            --           --             --               --           --            --
                                -----------       ------         ------       ----------       ------         -----
       Net assets............   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
                                ===========       ======         ======       ==========       ======         =====
Investments in
  securities, at cost........   $58,897,196       44,401         63,753       13,976,590       38,505         1,703
                                ===========       ======         ======       ==========       ======         =====
Shares outstanding...........     3,852,100        3,009          3,565          949,163        2,646            83
                                ===========       ======         ======       ==========       ======         =====

                              ------------------
                                  Templeton
                                   Global
                              Income Securities
                                   Fund --
                               Class I Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     8,389,658
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     8,389,658
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           319
Payable for units
  withdrawn..................         2,596
                                  ---------
       Total liabilities.....         2,915
                                  ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     8,386,743
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life &
     Annuity (note 4d).......            --
                                  ---------
       Net assets............     8,386,743
                                  =========
Investments in
  securities, at cost........     8,443,412
                                  =========
Shares outstanding...........       584,238
                                  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------
                              Global                                         Money       Premier   Real Estate
                              Income   Income    International   Mid-Cap     Market      Growth    Securities  S&P 500(R)
                               Fund     Fund      Equity Fund  Equity Fund    Fund     Equity Fund    Fund     Index Fund
                              ------ ----------- ------------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):....  $--   108,241,529  53,153,401   213,711,356 224,114,136 108,290,919 134,083,006 467,557,384
Dividend receivable..........   --            --          --            --     746,154          --          --          --
Receivable from
  affiliate (note 4b)........   --            21          --            --          94          --          10          62
Receivable for units sold....   --            --          --            --          --          --     116,686          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total assets..........   --   108,241,550  53,153,401   213,711,356 224,860,384 108,290,919 134,199,702 467,557,446
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         4,443       1,375         8,916       9,301       4,564       5,449      19,150
Payable for units
  withdrawn..................   --       101,423         843       228,416      74,269     275,546          --     286,523
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total liabilities.....   --       105,866       2,218       237,332      83,570     280,110       5,449     305,673
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $--   108,135,684  33,736,603   213,421,364 224,745,467 107,756,604 134,194,253 467,140,225
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   --            --          --        52,660      31,347     254,205          --     111,548
   Genworth Life &
     Annuity (note 4d).......   --            --  19,414,580            --          --          --          --          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Net assets............  $--   108,135,684  53,151,183   213,474,024 224,776,814 108,010,809 134,194,253 467,251,773
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Investments in
  securities, at cost........  $--   116,710,570  40,509,739   186,741,466 224,114,136  95,848,144 128,006,807 428,574,072
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Shares outstanding...........   --     9,142,021   4,654,413    11,119,217 224,114,136   1,431,473   6,983,490  20,381,752
                               ===   ===========  ==========   =========== =========== =========== =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                                  Goldman Sachs Variable   Greenwich Street
                                    GE Investments Funds, Inc. (continued)            Insurance Trust        Series Fund
                              -------------------------------------------------- ------------------------- ----------------
                                                                                                           Salomon Brothers
                                                                                   Goldman                     Variable
                               Small-Cap                                            Sachs       Goldman       Aggressive
                              Value Equity Total Return U.S. Equity Value Equity Growth and  Sachs Mid Cap  Growth Fund --
                                  Fund         Fund        Fund         Fund     Income Fund  Value Fund       Class II
                              ------------ ------------ ----------- ------------ ----------- ------------- ----------------
Assets
Investments at fair
  market value (note 2b):.... $118,882,327 924,146,579  89,570,713   34,230,726  34,094,358   206,586,900     8,436,458
Dividend receivable..........           --          --          --           --          --            --            --
Receivable from
  affiliate (note 4b)........            9          --          30            4          --            --            --
Receivable for units sold....           --   2,501,231          --        1,186      34,081            --        10,418
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total assets..........  118,882,336 926,647,810  89,570,743   34,231,916  34,128,439   206,586,900     8,446,876
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,068      43,282       3,767        1,475       1,393         8,368           375
Payable for units
  withdrawn..................       14,681          --      80,804           --          --       125,005            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total liabilities.....       19,749      43,282      84,571        1,475       1,393       133,373           375
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $118,862,587 926,597,501  89,340,531   34,230,441  34,127,046   206,453,527     8,446,501
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --       7,027     145,641           --          --            --            --
   Genworth Life &
     Annuity (note 4d).......           --          --          --           --          --            --            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Net assets............ $118,862,587 926,604,528  89,486,172   34,230,441  34,127,046   206,453,527     8,446,501
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Investments in
  securities, at cost........ $107,256,860 897,213,843  81,572,512   29,727,271  30,190,836   186,112,657     7,358,027
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Shares outstanding...........    8,232,848  57,615,123   2,629,792    3,419,653   2,848,317    13,302,440       365,531
                              ============ ===========  ==========   ==========  ==========   ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                       Janus Aspen Series
                              -------------------------------------------------------------------------------------
                                Balanced                    Core Equity  Flexible Bond     Forty
                              Portfolio --     Balanced    Portfolio --  Portfolio --  Portfolio --      Forty
                              Institutional  Portfolio --  Institutional Institutional Institutional  Portfolio --
                                 Shares     Service Shares    Shares        Shares        Shares     Service Shares
                              ------------- -------------- ------------- ------------- ------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $281,398,544   129,124,502       9,548      40,989,046    133,215,793    26,298,400
Dividend receivable..........           --            --          --              --             --            --
Receivable from
  affiliate (note 4b)........           --            --          --              16             --            --
Receivable for units sold....           --       129,062          --              --         53,222            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Total assets..........  281,398,544   129,253,564       9,548      40,989,062    133,269,015    26,298,400
                              ------------   -----------       -----      ----------    -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       11,185         5,698           1           1,626          5,443         1,125
Payable for units
  withdrawn..................      411,615            --          --          47,731             --        18,065
                              ------------   -----------       -----      ----------    -----------    ----------
       Total liabilities.....      422,800         5,698           1          49,357          5,443        19,190
                              ------------   -----------       -----      ----------    -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $280,966,483   129,247,866       9,547      40,939,705    132,945,190    26,279,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        9,261            --          --              --        318,382            --
   Genworth Life &
     Annuity (note 4d).......           --            --          --              --             --            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Net assets............ $280,975,744   129,247,866       9,547      40,939,705    133,263,572    26,279,210
                              ============   ===========       =====      ==========    ===========    ==========
Investments in
  securities, at cost........ $255,743,732   113,640,776       7,710      44,279,205    117,526,233    20,802,685
                              ============   ===========       =====      ==========    ===========    ==========
Shares outstanding...........   10,932,344     4,850,657         448       3,608,191      4,812,709       958,047
                              ============   ===========       =====      ==========    ===========    ==========

                              ---------------
                               Global Life
                                 Sciences
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   15,475,600
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       71,361
                                ----------
       Total assets..........   15,546,961
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          645
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          645
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   15,546,316
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   15,546,316
                                ==========
Investments in
  securities, at cost........   13,190,832
                                ==========
Shares outstanding...........    1,750,633
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                             International                  Large Cap                     Mid Cap
                                  Global        Growth     International     Growth       Large Cap       Growth
                                Technology   Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                               Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                              Service Shares    Shares     Service Shares    Shares     Service Shares    Shares
                              -------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $13,117,044    118,483,077    26,590,358    156,418,580    13,771,324    122,228,726
Dividend receivable..........           --             --            --             --            --             --
Receivable from
  affiliate (note 4b)........            7              1             5              4            --             38
Receivable for units sold....           --      1,028,545            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total assets..........   13,117,051    119,511,623    26,590,363    156,418,584    13,771,324    122,228,764
                               -----------    -----------    ----------    -----------    ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          541          4,726         1,134          6,167           605          4,864
Payable for units
  withdrawn..................       27,966             --           226        251,769        17,338         87,861
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total liabilities.....       28,507          4,726         1,360        257,936        17,943         92,725
                               -----------    -----------    ----------    -----------    ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $13,084,875    119,338,765    26,589,003    156,112,957    13,753,381    121,884,108
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        3,669        168,132            --         47,691            --        251,931
   Genworth Life &
     Annuity (note 4d).......           --             --            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Net assets............  $13,088,544    119,506,897    26,589,003    156,160,648    13,753,381    122,136,039
                               ===========    ===========    ==========    ===========    ==========    ===========
Investments in
  securities, at cost........  $11,882,017     82,930,686    16,815,986    162,072,937    13,148,616    125,255,132
                               ===========    ===========    ==========    ===========    ==========    ===========
Shares outstanding...........    3,312,385      3,334,733       756,052      7,498,494       668,187      4,211,879
                               ===========    ===========    ==========    ===========    ==========    ===========

                              ---------------

                                 Mid Cap
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   14,048,299
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   14,048,299
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          613
Payable for units
  withdrawn..................        2,244
                                ----------
       Total liabilities.....        2,857
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   14,045,442
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   14,045,442
                                ==========
Investments in
  securities, at cost........   11,502,004
                                ==========
Shares outstanding...........      494,484
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Janus Aspen Series (continued)                  J.P. Morgan Series Trust II
                              ------------------------------ --------------------------------------------------------------
                                Worldwide
                                 Growth        Worldwide                                                         U.S. Large
                              Portfolio --       Growth                International                              Cap Core
                              Institutional   Portfolio --     Bond       Equity     Mid Cap Value Small Company   Equity
                                 Shares      Service Shares  Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                              -------------  --------------  --------- ------------- ------------- ------------- ----------
Assets
Investments at fair
  market value (note 2b):.... $180,084,335     18,393,178     154,431     55,333        84,533        19,311       2,026
Dividend receivable..........           --             --          --         --            --            --          --
Receivable from
  affiliate (note 4b)........           --             --          --          1             1            --          --
Receivable for units sold....           --         20,250         304         --           349            --         698
                              ------------     ----------     -------     ------        ------        ------       -----
       Total assets..........  180,084,335     18,413,428     154,735     55,334        84,883        19,311       2,724
                              ------------     ----------     -------     ------        ------        ------       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,034            799           7          4             4             1           1
Payable for units
  withdrawn..................      416,781             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Total liabilities.....      423,815            799           7          4             4             1           1
                              ------------     ----------     -------     ------        ------        ------       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $179,523,371     18,412,629     154,728     55,330        84,879        19,310       2,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      137,149             --          --         --            --            --          --
   Genworth Life &
     Annuity (note 4d).......           --             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Net assets............ $179,660,520     18,412,629     154,728     55,330        84,879        19,310       2,723
                              ============     ==========     =======     ======        ======        ======       =====
Investments in
  securities, at cost........ $197,636,793     17,387,340     155,728     52,279        81,629        18,615       1,935
                              ============     ==========     =======     ======        ======        ======       =====
Shares outstanding...........    6,440,785        662,578      13,010      4,535         3,036         1,213         149
                              ============     ==========     =======     ======        ======        ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                     MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------
                                 MFS(R)       MFS(R)                    MFS(R)
                               Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                              Growth Stock    Trust      Discovery      Income       Return     Utilities
                               Series --    Series --    Series --    Series --    Series --    Series --
                                Service      Service      Service      Service      Service      Service
                              Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):.... $25,553,664   21,952,530   37,896,157     2,645      20,650,584   46,021,515
Dividend receivable..........          --           --           --        --              --           --
Receivable from
  affiliate (note 4b)........          --           11            3        --              --           --
Receivable for units sold....          --        3,229           --       698              --       49,567
                              -----------   ----------   ----------     -----      ----------   ----------
       Total assets..........  25,553,664   21,955,770   37,896,160     3,343      20,650,584   46,071,082
                              -----------   ----------   ----------     -----      ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,098          941        1,613         2           1,063        1,972
Payable for units
  withdrawn..................      87,094           --       10,839        --         152,453           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Total liabilities.....      88,192          941       12,452         2         153,516        1,972
                              -----------   ----------   ----------     -----      ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $25,459,155   21,954,829   37,879,584     3,341      20,497,068   46,069,110
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       6,317           --        4,124        --              --           --
   Genworth Life &
     Annuity (note 4d).......          --           --           --        --              --           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Net assets............ $25,465,472   21,954,829   37,883,708     3,341      20,497,068   46,069,110
                              ===========   ==========   ==========     =====      ==========   ==========
Investments in
  securities, at cost........ $22,882,319   18,286,803   32,845,874     2,623      20,453,305   34,966,135
                              ===========   ==========   ==========     =====      ==========   ==========
Shares outstanding...........   2,628,978    1,143,957    2,452,826       251       1,007,346    1,953,375
                              ===========   ==========   ==========     =====      ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                              ------------------------------- ----------------------------------
                                              Nations Marsico
                              Nations Marsico  International  Old Mutual     Old Mutual Large
                                  Growth       Opportunities  Growth II         Cap Growth
                                 Portfolio       Portfolio    Portfolio         Portfolio
                              --------------- --------------- ----------     ----------------
Assets
Investments at fair
  market value (note 2b):....   $52,459,970     55,221,827    9,500,197         13,156,505
Dividend receivable..........            --             --           --                 --
Receivable from
  affiliate (note 4b)........             8              1            4                  2
Receivable for units sold....       113,506         91,151           --                 --
                                -----------     ----------    ---------         ----------
       Total assets..........    52,573,484     55,312,979    9,500,201         13,156,507
                                -----------     ----------    ---------         ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,269          2,435          365                503
Payable for units
  withdrawn..................            --             --       29,023             19,687
                                -----------     ----------    ---------         ----------
       Total liabilities.....         2,269          2,435       29,388             20,190
                                -----------     ----------    ---------         ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $52,571,215     55,306,085    9,446,784         13,136,317
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          4,459       24,029                 --
   Genworth Life &
     Annuity (note 4d).......            --             --           --                 --
                                -----------     ----------    ---------         ----------
       Net assets............   $52,571,215     55,310,544    9,470,813         13,136,317
                                ===========     ==========    =========         ==========
Investments in
  securities, at cost........   $46,315,737     45,438,357    8,522,636         12,161,308
                                ===========     ==========    =========         ==========
Shares outstanding...........     2,932,363      2,994,676      814,070            707,719
                                ===========     ==========    =========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                     Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------------
                                           Oppenheimer                                            Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer   Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced      Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):.... $94,172,425   6,236,768    71,707,124    26,761,211   137,255,772    14,304,230
Dividend receivable..........          --          --            --            --            --            --
Receivable from
  affiliate (note 4b)........          19           2            13            --            34             3
Receivable for units sold....          --          --            --        78,306            --        39,835
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total assets..........  94,172,444   6,236,770    71,707,137    26,839,517   137,255,806    14,344,068
                              -----------   ---------    ----------    ----------   -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       3,570         264         2,769         1,330         5,366           614
Payable for units
  withdrawn..................      70,342      19,843        96,057            --        86,873            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total liabilities.....      73,912      20,107        98,826         1,330        92,239           614
                              -----------   ---------    ----------    ----------   -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $94,025,371   6,216,663    71,608,311    26,838,187   137,027,587    14,343,454
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      73,161          --            --            --       135,980            --
   Genworth Life &
     Annuity (note 4d).......          --          --            --            --            --            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Net assets............ $94,098,532   6,216,663    71,608,311    26,838,187   137,163,567    14,343,454
                              ===========   =========    ==========    ==========   ===========    ==========
Investments in
  securities, at cost........ $86,169,553   5,240,179    65,760,969    26,207,337   123,727,851    12,929,521
                              ===========   =========    ==========    ==========   ===========    ==========
Shares outstanding...........   1,906,710     127,620     4,200,769     1,576,972     3,563,234       374,162
                              ===========   =========    ==========    ==========   ===========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                         Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------
                                           Oppenheimer                               Oppenheimer
                                              Global                  Oppenheimer    Main Street
                              Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap
                               Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                              ----------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $69,127,339  118,538,304   70,461,673    57,018,670     30,567,218
Dividend receivable..........          --           --           --            --             --
Receivable from
  affiliate (note 4b)........          --            9            6            12             --
Receivable for units sold....          --           --           --         7,562         63,986
                              -----------  -----------   ----------    ----------     ----------
       Total assets..........  69,127,339  118,538,313   70,461,679    57,026,244     30,631,204
                              -----------  -----------   ----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,745        5,071        2,705         2,446          1,320
Payable for units
  withdrawn..................       8,614      126,375       10,434            --             --
                              -----------  -----------   ----------    ----------     ----------
       Total liabilities.....      11,359      131,446       13,139         2,446          1,320
                              -----------  -----------   ----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $69,115,980  118,402,455   70,441,036    57,023,798     30,629,884
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        4,412        7,504            --             --
   Genworth Life &
     Annuity (note 4d).......          --           --           --            --             --
                              -----------  -----------   ----------    ----------     ----------
       Net assets............ $69,115,980  118,406,867   70,448,540    57,023,798     30,629,884
                              ===========  ===========   ==========    ==========     ==========
Investments in
  securities, at cost........ $69,123,718   90,820,570   71,698,751    47,896,478     26,360,439
                              ===========  ===========   ==========    ==========     ==========
Shares outstanding...........   6,177,600    3,574,738    8,348,539     2,636,092      1,791,748
                              ===========  ===========   ==========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                          PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term        Low
                               All Asset    (U.S. Dollar    High Yield   U.S. Government   Duration    Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                Advisor    Administrative Administrative Administrative    Advisor    Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares   Class Shares  Class Shares
                              ------------ -------------- -------------- --------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....  $6,434,526    11,558,662     98,089,257     61,135,268     8,963,203    284,398,062
Dividend receivable..........          --        29,367        515,137        217,657        25,791      1,092,371
Receivable from
  affiliate (note 4b)........          --             3             --              3             1             --
Receivable for units sold....          --        35,021          1,166         19,426        38,214             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total assets..........   6,434,526    11,623,053     98,605,560     61,372,354     9,027,209    285,490,433
                               ----------    ----------     ----------     ----------     ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         271           495          4,241          2,662           453         12,280
Payable for units
  withdrawn..................         878            --             --             --            --        115,936
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total liabilities.....       1,149           495          4,241          2,662           453        128,216
                               ----------    ----------     ----------     ----------     ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,433,377    11,622,558     98,599,157     61,369,692     9,026,756    285,360,145
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --          2,162             --            --          2,072
   Genworth Life &
     Annuity (note 4d).......          --            --             --             --            --             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Net assets............  $6,433,377    11,622,558     98,601,319     61,369,692     9,026,756    285,362,217
                               ==========    ==========     ==========     ==========     =========    ===========
Investments in
  securities, at cost........  $6,500,143    11,321,019     96,194,357     61,954,943     9,019,398    288,456,802
                               ==========    ==========     ==========     ==========     =========    ===========
Shares outstanding...........     544,376     1,117,859     11,976,710      5,557,752       888,325     27,773,248
                               ==========    ==========     ==========     ==========     =========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                  The Prudential Series Fund, Inc.
                              ------------------------------------------------------------------------
                                                                        SP Prudential SP William Blair
                                Jennison                     Natural    U.S. Emerging  International
                              20/20 Focus     Jennison      Resources      Growth          Growth
                              Portfolio --  Portfolio --   Portfolio -- Portfolio --    Portfolio --
                                Class II   Class II Shares   Class II     Class II        Class II
                              ------------ --------------- ------------ ------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $7,415,212     2,792,223     4,398,015      89,819          19,165
Dividend receivable..........          --            --            --          --              --
Receivable from
  affiliate (note 4b)........           1            --            --          --              --
Receivable for units sold....         162       226,433        51,805          --              --
                               ----------     ---------     ---------      ------          ------
       Total assets..........   7,415,375     3,018,656     4,449,820      89,819          19,165
                               ----------     ---------     ---------      ------          ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         317           126           189           4               1
Payable for units
  withdrawn..................          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Total liabilities.....         317           126           189           4               1
                               ----------     ---------     ---------      ------          ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $7,415,058     3,018,530     4,449,631      89,815          19,164
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            --          --              --
   Genworth Life &
     Annuity (note 4d).......          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Net assets............  $7,415,058     3,018,530     4,449,631      89,815          19,164
                               ==========     =========     =========      ======          ======
Investments in
  securities, at cost........  $6,493,976     2,507,270     3,957,975      78,588          12,281
                               ==========     =========     =========      ======          ======
Shares outstanding...........     500,014       136,272        97,044      11,635           2,572
                               ==========     =========     =========      ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                              Rydex Variable
                                  Trust                Salomon Brothers Variable Series Funds Inc
                              -------------- --------------------------------------------------------------
                                              Salomon    Salomon      Salomon       Salomon      Salomon
                                              Brothers  Brothers      Brothers      Brothers     Brothers
                                              Variable  Variable      Variable      Variable     Variable
                                              All Cap   Investors  Strategic Bond Total Return Total Return
                                              Fund --    Fund --      Fund --       Fund --      Fund --
                                 OTC Fund     Class II   Class I      Class I       Class I      Class II
                              -------------- ---------- ---------- -------------- ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $15,241,957   15,620,106 45,027,842   41,769,487    14,817,683   2,038,718
Dividend receivable..........           --           --         --           --            --          --
Receivable from
  affiliate (note 4b)........            9            3          8           --             3          --
Receivable for units sold....           --           --         --           --         6,318      46,956
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total assets..........   15,241,966   15,620,109 45,027,850   41,769,487    14,824,004   2,085,674
                               -----------   ---------- ----------   ----------    ----------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          655          678      1,823        1,704           610         112
Payable for units
  withdrawn..................       14,754          148     34,085       35,634            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total liabilities.....       15,409          826     35,908       37,338           610         112
                               -----------   ---------- ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $15,226,557   15,619,283 44,915,895   41,732,149    14,823,394   2,085,562
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --           --     76,047           --            --          --
   Genworth Life &
     Annuity (note 4d).......           --           --         --           --            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Net assets............  $15,226,557   15,619,283 44,991,942   41,732,149    14,823,394   2,085,562
                               ===========   ========== ==========   ==========    ==========   =========
Investments in
  securities, at cost........  $14,356,749   14,409,468 38,594,934   44,137,541    13,810,615   2,066,722
                               ===========   ========== ==========   ==========    ==========   =========
Shares outstanding...........    1,047,557      899,776  3,096,825    4,051,357     1,306,674     177,589
                               ===========   ========== ==========   ==========    ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....     $3,952         7,804          11,561       87,447,979       10,874,625
Dividend receivable..........         --            --              --               --               --
Receivable from
  affiliate (note 4b)........         --            --              --               --               --
Receivable for units sold....         --           698              --          147,966               --
                                  ------         -----          ------       ----------       ----------
       Total assets..........      3,952         8,502          11,561       87,595,945       10,874,625
                                  ------         -----          ------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1             1               1            3,816              463
Payable for units
  withdrawn..................         --            --              --               --           82,741
                                  ------         -----          ------       ----------       ----------
       Total liabilities.....          1             1               1            3,816           83,204
                                  ------         -----          ------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,951         8,501          11,560       87,588,205       10,791,421
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --            3,924               --
   Genworth Life &
     Annuity (note 4d).......         --            --              --               --               --
                                  ------         -----          ------       ----------       ----------
       Net assets............     $3,951         8,501          11,560       87,592,129       10,791,421
                                  ======         =====          ======       ==========       ==========
Investments in
  securities, at cost........     $3,879         6,891          11,164       79,884,891        9,228,164
                                  ======         =====          ======       ==========       ==========
Shares outstanding...........        429           583             580        6,406,445          391,033
                                  ======         =====          ======       ==========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                              AIM Variable Insurance Funds
                                                    ----------------------------------------------------------------
                                                                                                        AIM V.I.
                                                       AIM V.I.         AIM V.I.        AIM V.I.         Capital
                                                      Aggressive      Basic Value       Blue Chip     Appreciation
                                                    Growth Fund --      Fund --          Fund --         Fund --
                                                    Series I shares Series II shares Series I shares Series I shares
                                                    --------------- ---------------- --------------- ---------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $ --            121,151           22              13,982
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..        --             95,787           --              91,620
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        --              7,241           --              11,453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....        34                 --           --                  33
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        --             55,915           --             138,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        --             70,570           --              77,352
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         3            126,420            8              22,833
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        --              9,877           --               3,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        --              9,913           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        --              4,380           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        --              4,417           --               1,572
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        --              1,667           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        --              3,614           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        --              1,760           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..        --                215           --                   1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).        --                176           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................        --                 14           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).        --                 74           --                  --
                                                         ----          ---------           --           ---------
Net investment income (expense)....................       (37)          (270,889)          14            (333,254)
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       417            538,166           11             504,651
   Change in unrealized appreciation
    (depreciation).................................        33            562,301           11           1,339,965
   Capital gain distributions......................        --            183,038           --                  --
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments.......................................       450          1,283,505           22           1,844,616
                                                         ----          ---------           --           ---------
Increase (decrease) in net assets from operations..      $413          1,012,616           36           1,511,362
                                                         ====          =========           ==           =========

                                                    ---------------
                                                       AIM V.I.
                                                        Capital
                                                      Development
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         85
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                         -----
Net investment income (expense)....................        (85)
                                                         -----
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      1,291
   Change in unrealized appreciation
    (depreciation).................................        240
   Capital gain distributions......................         --
                                                         -----
Net realized and unrealized gain (loss) on
 investments.......................................      1,531
                                                         -----
Increase (decrease) in net assets from operations..      1,446
                                                         =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        AIM Variable Insurance Funds (continued)
                                                    ----------------------------------------------------------------
                                                                       AIM V.I.
                                                       AIM V.I.       Government                        AIM V.I.
                                                      Core Equity     Securities       AIM V.I.      International
                                                        Fund --         Fund --     Growth Fund --   Growth Fund --
                                                    Series I shares Series I shares Series I shares Series II shares
                                                    --------------- --------------- --------------- ----------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $  34            106                --           70,482
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --             --            34,161           22,364
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --             --             2,911            2,192
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         30             24                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --             --            85,903           20,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --             --            30,723           11,680
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --             --                --           23,374
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --             --                --              901
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --             --                --            4,749
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --             --                --            1,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --             --                --              561
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --             --                --            1,061
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --             --                --            1,314
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --             --                --               97
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --             --                --              341
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --             --                --               14
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --             --                --               73
                                                         -----            ---          --------        ---------
Net investment income (expense)....................          4             82          (153,698)         (19,954)
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        344             (1)          147,484          189,271
   Change in unrealized appreciation
    (depreciation).................................       (158)           (65)          528,315        1,131,489
   Capital gain distributions......................         --             --                --               --
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments.......................................        186            (66)          675,799        1,320,760
                                                         -----            ---          --------        ---------
Increase (decrease) in net assets from operations..      $ 190             16           522,101        1,300,806
                                                         =====            ===          ========        =========

                                                    ---------------

                                                       AIM V.I.
                                                    Premier Equity
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................      244,367
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      153,905
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       10,402
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      205,047
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       82,164
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       12,108
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          796
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        1,836
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,152
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          137
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           93
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           62
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           74
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           56
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).            2
                                                       ---------
Net investment income (expense)....................     (223,933)
                                                       ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       49,093
   Change in unrealized appreciation
    (depreciation).................................    1,283,226
   Capital gain distributions......................           --
                                                       ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,332,319
                                                       ---------
Increase (decrease) in net assets from operations..    1,108,386
                                                       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        AIM Variable Insurance Funds (continued)
                                                    -------------------------------------------------


                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                                       Real Estate      Technology       Utilities
                                                         Fund --          Fund --         Fund --
                                                    Series II shares  Series I shares Series I shares
                                                    ----------------- --------------- ---------------
                                                       Period from
                                                    April 29, 2005 to           Year Ended
                                                    December 31, 2005        December 31, 2005
                                                    ----------------- -------------------------------
Income -- Ordinary dividends.......................       $ 145              --              57
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --              67              18
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           9              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --              --              --
                                                          -----             ---             ---
Net investment income (expense)....................         136             (67)             39
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................          --              --               6
   Change in unrealized appreciation
    (depreciation).................................        (107)            198             286
   Capital gain distributions......................         109              --              --
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments.......................................           2             198             292
                                                          -----             ---             ---
Increase (decrease) in net assets from operations..       $ 138             131             331
                                                          =====             ===             ===

                                                       The Alger American Fund
                                                    ----------------------------
                                                                       Alger
                                                        Alger         American
                                                       American        Small
                                                        Growth     Capitalization
                                                     Portfolio --   Portfolio --
                                                    Class O Shares Class O Shares
                                                    -------------- --------------

                                                             Year Ended
                                                          December 31, 2005
                                                    ----------------------------
Income -- Ordinary dividends.......................      266,177             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       68,024         54,700
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      853,285        576,038
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      635,298        398,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       71,666         43,099
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --             --
                                                      ----------     ----------
Net investment income (expense)....................   (1,362,096)    (1,071,871)
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (6,701,040)     4,431,894
   Change in unrealized appreciation
    (depreciation).................................   18,488,198      6,942,929
   Capital gain distributions......................           --             --
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,787,158     11,374,823
                                                      ----------     ----------
Increase (decrease) in net assets from operations..   10,425,062     10,302,952
                                                      ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      AllianceBernstein Variable Products Series Fund, Inc.
                                                    -----------------------------------------------------------------------
                                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                         Global          Growth and       International       Large Cap
                                                       Technology          Income             Value            Growth
                                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                                         Class B           Class B           Class B           Class B
                                                    ----------------- ----------------- ----------------- -----------------
                                                                                  Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................     $     --          2,324,497            93,270                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --             18,379                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --            162,689                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       16,502            841,718            30,536           163,536
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          870             90,195             3,079            10,202
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        9,939            937,385            53,985           186,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        6,478            474,566            24,477            90,504
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       21,311            257,419            34,435            34,307
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          491             10,103               509               271
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --              6,366             5,377             5,160
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --              4,186             2,827             1,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          386              8,205             1,151             1,842
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --              3,771             1,383               140
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --              5,161             2,857               539
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --              1,128               489               102
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --                 --                35                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --                428               957                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --                 --               304                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --                219               730               189
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --                 --                10                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --                 68               162                28
                                                        --------          ---------         ---------         ---------
Net investment income (expense)....................      (55,977)          (497,489)          (70,033)         (494,351)
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       66,816          6,448,306           199,500           497,461
   Change in unrealized appreciation
    (depreciation).................................       45,931           (741,504)        1,911,172         3,910,014
   Capital gain distributions......................           --                 --            98,510                --
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments.......................................      112,747          5,706,802         2,209,182         4,407,475
                                                        --------          ---------         ---------         ---------
Increase (decrease) in net assets from operations..     $ 56,770          5,209,313         2,139,149         3,913,124
                                                        ========          =========         =========         =========

                                                    -----------------
                                                    AllianceBernstein
                                                        Small Cap
                                                         Growth
                                                      Portfolio --
                                                         Class B
                                                    -----------------

                                                    -----------------
Income -- Ordinary dividends.......................           --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       31,713
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        7,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       64,824
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       21,073
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                        --------
Net investment income (expense)....................     (124,808)
                                                        --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      826,873
   Change in unrealized appreciation
    (depreciation).................................     (711,171)
   Capital gain distributions......................           --
                                                        --------
Net realized and unrealized gain (loss) on
 investments.......................................      115,702
                                                        --------
Increase (decrease) in net assets from operations..       (9,106)
                                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                    American Century
                                                                                                        Variable
                                                      American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                                                    ---------------------------------------------  -------------------
                                                    VP Income &      VP                               VP Inflation
                                                      Growth    International VP Ultra(R) VP Value     Protection
                                                      Fund --      Fund --      Fund --   Fund --        Fund --
                                                      Class I      Class I      Class I   Class I       Class II
                                                    ----------- ------------- ----------- -------- -------------------
                                                                                                       Period from
                                                                                                    April 29, 2005 to
                                                             Year Ended December 31, 2005           December 31, 2005
                                                    ---------------------------------------------  -------------------
Income -- Ordinary dividends.......................   $   66         --             --     1,099          39,672
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       --         --             --        --           3,868
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       --         --             --        --              16
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       51         --             30        --             459
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       --         --             --        --           1,883
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      133          1             22       271           2,113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       --         --            171        --             690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..       --         --             --        --             259
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..       --         --             --        --              55
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...       --         --             --        --             113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).       --         --             --        --              96
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..       --         --             --        --               3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).       --         --             --        --             155
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).       --         --             --        --              74
                                                      ------         --          -----     -----         -------
Net investment income (expense)....................     (118)        (1)          (223)      828          29,888
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       32         --            190         5          (8,539)
   Change in unrealized appreciation
    (depreciation).................................    1,290         22          2,269      (855)        (19,961)
   Capital gain distributions......................       --         --             --       745              --
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments.......................................    1,322         22          2,459      (105)        (28,500)
                                                      ------         --          -----     -----         -------
Increase (decrease) in net assets from operations..   $1,204         21          2,236       723           1,388
                                                      ======         ==          =====     =====         =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      Dreyfus                   Eaton Vance Variable Trust
                                                    ------------------------------------------  --------------------------
                                                       Dreyfus        Dreyfus     The Dreyfus
                                                      Investment     Variable       Socially
                                                    Portfolios  --  Investment    Responsible                       VT
                                                     MidCap Stock  Fund -- Money     Growth          VT          Worldwide
                                                     Portfolio --     Market     Fund, Inc. --  Floating-Rate     Health
                                                    Initial Shares   Portfolio   Initial Shares  Income Fund   Sciences Fund
                                                    -------------- ------------- -------------- -------------  -------------
                                                           Year Ended December 31, 2005         Year Ended December 31, 2005
                                                    ------------------------------------------  --------------------------
Income -- Ordinary dividends.......................     $    0         1,616             --       1,758,673            --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --            --          5,696         213,171        50,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --            --          1,278          10,826         4,649
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --           346         66,425          97,569        35,684
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --            --         11,197         113,174        21,046
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         76           152             --         187,642        48,000
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --            --             --          15,601         4,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         20           161             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --            --             --           1,434           804
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --            --             --           2,879            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --            --             --             307             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --            --             --              10            15
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net investment income (expense)....................        (96)          957        (84,596)      1,116,060      (165,292)
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        121            --        (67,354)         14,914       149,110
   Change in unrealized appreciation
    (depreciation).................................      1,481            --        257,570        (108,648)      713,062
   Capital gain distributions......................          6            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments.......................................      1,608            --        190,216         (93,734)      862,172
                                                        ------         -----        -------       ---------      --------
Increase (decrease) in net assets from operations..     $1,512           957        105,620       1,022,326       696,880
                                                        ======         =====        =======       =========      ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          Evergreen Variable
                                            Annuity Trust                      FAM Variable Series Fund, Inc.
                                          ------------------ ------------------------------------------------------------------
                                                              Mercury Basic    Mercury Global   Mercury Large    Mercury Value
                                             Evergreen VA         Value          Allocation       Cap Growth     Opportunities
                                            Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --     V.I. Fund --
                                               Class 2       Class III Shares Class III Shares Class III Shares Class III Shares
                                          ------------------ ---------------- ---------------- ---------------- ----------------
                                                                                Period from
                                              Year Ended        Year Ended     April 29, 2005
                                             December 31,      December 31,   to December 31,             Year Ended
                                                 2005              2005             2005               December 31, 2005
                                          ------------------ ---------------- ---------------- --------------------------------
Income -- Ordinary dividends.............      $    62            468,301          19,652              171          1,667,168
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................        1,376              4,868             646            4,481              8,378
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................           90                258             201               --                626
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          347             10,625             809            1,491             12,649
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          437             21,659           1,178            3,139              7,906
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................        1,894             18,239           1,336            2,575              9,715
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          974              4,386              --              432              1,765
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................           --              4,319              --               --              1,904
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................           --              1,906              --               --              2,268
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................           31                561              --              543                272
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................           --                 --              --               --                471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................           --              2,595              --               --                846
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................           44                214             230               29                100
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................           --                  4               4               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................           --                520              --               --                 79
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................           --                 90              --               --                 20
                                               -------           --------          ------          -------         ----------
Net investment income (expense)..........       (5,131)           398,057          15,248          (12,519)         1,620,169
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............        2,458             22,777          10,691           19,685           (100,569)
   Change in unrealized appreciation
    (depreciation).......................       23,260           (309,362)         23,281           80,757         (1,236,615)
   Capital gain distributions............           --              4,124              --               --             75,066
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments..........................       25,718           (282,461)         33,972          100,442         (1,262,118)
                                               -------           --------          ------          -------         ----------
Increase (decrease) in net assets from
 operations..............................      $20,587            115,596          49,220           87,923            358,051
                                               =======           ========          ======          =======         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Federated Insurance Series
                                                    ----------------------------------------------------------------------
                                                      Federated                  Federated      Federated
                                                       American     Federated   High Income    High Income     Federated
                                                       Leaders       Capital        Bond           Bond         Kaufmann
                                                      Fund II --     Income      Fund II --     Fund II --     Fund II --
                                                    Primary Shares   Fund II   Primary Shares Service Shares Service Shares
                                                    -------------- ----------  -------------- -------------- --------------
                                                                         Year Ended December 31, 2005
                                                    ----------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  915,232    1,173,609     4,970,594      3,480,435             0
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       26,224       17,542        29,393             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      520,828      200,454       459,542             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      249,266       79,681       338,016        197,041       104,714
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       25,829        8,930        22,869         18,484        11,727
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --           --            --        222,332       126,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --           --            --        132,646        92,238
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --            --         75,409       194,645
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --            --          5,568        16,921
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --            --          4,464            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --            --          1,265            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --            --            169         2,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --            --            523            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --            --          1,229            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --            --            341            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --            --            143           674
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --            --              1            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --            --            127            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --            --              3            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --            --              9            --
                                                      ----------   ----------    ----------     ----------     ---------
Net investment income (expense)....................       93,085      867,002     4,120,774      2,820,681      (550,204)
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,740,378   (1,039,610)       62,330        145,595     1,557,737
   Change in unrealized appreciation
    (depreciation).................................      (56,061)   1,123,993    (3,602,471)    (2,731,051)    2,466,498
   Capital gain distributions......................           --           --            --             --        43,578
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,684,317       84,383    (3,540,141)    (2,585,456)    4,067,813
                                                      ----------   ----------    ----------     ----------     ---------
Increase (decrease) in net assets from operations..   $1,777,402      951,385       580,633        235,225     3,517,609
                                                      ==========   ==========    ==========     ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Fidelity Variable Insurance Products Fund
                                                    ---------------------------------------------------------------------------
                                                                                                                  VIP Dynamic
                                                      VIP Asset      VIP Asset         VIP            VIP           Capital
                                                     Manager/SM/    Manager/SM/   Contrafund(R)  Contrafund(R)   Appreciation
                                                    Portfolio --   Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                                    Initial Class Service Class 2 Initial Class Service Class 2 Service Class 2
-                                                   ------------- --------------- ------------- --------------- ---------------
                                                                                  Year Ended December 31, 2005
-                                                   ---------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $ 4,620,841      207,866       1,175,953        195,542             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................    1,250,485           --         356,395             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      486,786           --       2,944,568             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      224,815        7,086       1,851,933        635,994          3,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,934        6,219         205,172         80,611            472
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --        9,459              --        772,021          2,766
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       14,401              --        441,194         11,541
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       33,160              --        381,955          7,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --        6,132              --         45,585          1,898
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --       60,630              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --       34,992              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --        1,889              --          4,313             10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --       23,346              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --       14,583              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --        6,144              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --        2,221              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --          522              --          2,734             53
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --            3              --            227             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --        2,321              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --          289              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net investment income (expense)....................    2,640,821      (15,531)     (4,182,115)    (2,169,092)       (28,661)
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (1,188,077)      48,475      22,358,980      7,957,261         35,662
   Change in unrealized appreciation
    (depreciation).................................    2,185,790      431,132      34,998,283     16,467,459        318,421
   Capital gain distributions......................           --           --              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments.......................................      997,713      479,607      57,357,263     24,424,720        354,083
                                                     -----------      -------      ----------     ----------        -------
Increase (decrease) in net assets from operations..  $ 3,638,534      464,076      53,175,148     22,255,628        325,422
                                                     ===========      =======      ==========     ==========        =======

                                                    -------------

                                                     VIP Equity-
                                                       Income
                                                    Portfolio --
                                                    Initial Class
-                                                   -------------

-                                                   -------------
Income -- Ordinary dividends.......................    8,357,549
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      774,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    3,098,839
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..    1,390,817
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      110,710
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                     -----------
Net investment income (expense)....................    2,982,352
                                                     -----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   11,508,470
   Change in unrealized appreciation
    (depreciation).................................  (12,423,503)
   Capital gain distributions......................   12,864,072
                                                     -----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,949,039
                                                     -----------
Increase (decrease) in net assets from operations..   14,931,391
                                                     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity Variable Insurance Products Fund (continued)
                                                    ------------------------------------------------------------------------
                                                      VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                                        Income         Income         Income      Opportunities  VIP Growth
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                                                    --------------- ------------- --------------- ------------- -------------
                                                                          Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $ 2,495,576     1,389,137        427,299        269,704     1,087,940
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................            --        35,007             --         12,361       557,040
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...            --       669,150             --        237,764     1,355,984
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       616,565       484,808        151,131        127,774       821,894
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        70,471        56,380         11,775         18,431        64,609
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....            --           170             --             15            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       666,739            --        157,918             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       438,123            --        103,376             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       285,926            --         66,513             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        14,352            --          3,606             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         8,990            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         4,555            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         3,738            --             53             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         1,777            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         4,145            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         1,519            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           637            --             87             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           298            --             20             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           256            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            14            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           100            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net investment income (expense)....................       377,371       143,622        (67,180)      (126,641)   (1,711,587)
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     3,223,975       488,264        611,883       (300,072)   (7,078,730)
   Change in unrealized appreciation
    (depreciation).................................    (2,554,282)    3,856,306      1,213,222      2,205,804    15,964,684
   Capital gain distributions......................     4,212,963            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments.......................................     4,882,656     4,344,570      1,825,105      1,905,732     8,885,954
                                                      -----------     ---------      ---------      ---------    ----------
Increase (decrease) in net assets from operations..   $ 5,260,027     4,488,192      1,757,925      1,779,091     7,174,367
                                                      ===========     =========      =========      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity Variable Insurance Products Fund (continued)
                                                    --------------------------------------------------------------------------
                                                                                                                   VIP Value
                                                      VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                                    --------------- ------------- --------------- ------------- ---------------
                                                                           Year Ended December 31, 2005
                                                    --------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  146,225            0                0        964,079         1,859
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --           --           34,538        243,471            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --           --          353,153        491,211            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      207,379           --          906,127        340,176         3,565
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       29,167           --           82,829         30,532           697
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --          247               --            178            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      297,390           --          977,819             --         5,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      147,943           --          452,845             --         5,349
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      105,160           --          378,274             --        14,917
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        1,504           --           28,874             --         4,319
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        5,375           --           11,793             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,560           --            7,776             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        1,105           --            1,819             --           388
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        2,435           --            3,969             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        1,420           --            5,409             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           56           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        1,811           --            1,646             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --               34             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           83           --              597             --           175
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           19           --              101             --             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          395           --              380             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           14           --               13             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           31           --              114             --            --
                                                      ----------        -----       ----------     ----------       -------
Net investment income (expense)....................     (656,622)        (247)      (3,248,110)      (141,489)      (32,588)
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      807,023        3,159       15,265,616      4,899,767        14,448
   Change in unrealized appreciation
    (depreciation).................................    1,672,920        1,814       18,051,962      8,099,479        52,602
   Capital gain distributions......................           --          483        3,256,577             --        52,042
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments.......................................    2,479,943        5,456       36,574,155     12,999,246       119,092
                                                      ----------        -----       ----------     ----------       -------
Increase (decrease) in net assets from operations..   $1,823,321        5,209       33,326,045     12,857,757        86,504
                                                      ==========        =====       ==========     ==========       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        -----------------

                                         Franklin Income
                                           Securities
                                             Fund --
                                         Class 2 Shares
                                        -----------------
                                           Period from
                                        April 29, 2005 to
                                        December 31, 2005
                                        -----------------
Income -- Ordinary dividends...........     $  59,819
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................         7,581
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           775
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        32,986
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        35,512
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................        25,827
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        30,569
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        20,887
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................            27
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        15,390
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................         7,223
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................             6
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................         1,273
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................            13
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        33,811
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           303
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        11,485
                                            ---------
Net investment income (expense)........      (164,320)
                                            ---------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (144,897)
  Change in unrealized appreciation
    (depreciation).....................       116,975
  Capital gain distributions...........            --
                                            ---------
Net realized and unrealized gain
 (loss) on investments.................       (27,922)
                                            ---------
Increase (decrease) in net assets from
 operations............................     $(192,242)
                                            =========

                                                    Franklin Templeton Variable Insurance Products Trust
                                        --------------------------------------------------------------------------------------------
                                        Franklin Large                  Templeton      Templeton      Templeton
                                          Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                          Securities     Securities     Securities     Securities     Allocation
                                           Fund --        Fund  --       Fund --        Fund --        Fund --
                                        Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                                        -------------- -------------- -------------- -------------- --------------


                                                                        Year Ended December 31, 2005
                                        --------------------------------------------------------------------------
Income -- Ordinary dividends...........        22             --          118,623          372            38
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        --             --            2,500           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................        --             --           52,023           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................        --             --           69,418           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................        --             --            4,636           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        11              1               --          201             1
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................       119             85               --          181            14
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        27             --               --           38            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net investment income (expense)........      (135)           (86)          (9,954)         (48)           23
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (693)            86           83,922        6,103            (2)
  Change in unrealized appreciation
    (depreciation).....................       600          1,021        1,057,362         (620)           29
  Capital gain distributions...........        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments.................       (93)         1,107        1,141,284        5,483            27
                                             ----          -----        ---------        -----            --
Increase (decrease) in net assets from
 operations............................      (228)         1,021        1,131,330        5,435            50
                                             ====          =====        =========        =====            ==

                                        -----------------
                                            Templeton
                                             Global
                                        Income Securities
                                             Fund --
                                         Class I Shares
                                        -----------------



                                        -----------------
Income -- Ordinary dividends...........       91,625
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        4,532
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................       45,826
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................           --
                                            --------
Net investment income (expense)........       41,267
                                            --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (48,037)
  Change in unrealized appreciation
    (depreciation).....................      (53,754)
  Capital gain distributions...........           --
                                            --------
Net realized and unrealized gain
 (loss) on investments.................     (101,791)
                                            --------
Increase (decrease) in net assets from
 operations............................      (60,524)
                                            ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           GE Investments Funds, Inc.
                                                    -----------------------------------------------------------------------
                                                      Global                                            Money      Premier
                                                      Income       Income    International   Mid-Cap    Market     Growth
                                                       Fund         Fund      Equity Fund  Equity Fund   Fund    Equity Fund
                                                    -----------  ----------  ------------- ----------- --------- -----------
                                                    Period from
                                                    January 1,
                                                      2005 to
                                                    August 25,
                                                       2005                     Year Ended December 31, 2005
                                                    -----------  ----------------------------------------------------------
Income -- Ordinary dividends....................... $        --   5,644,362      537,778    5,000,888  7,327,570    386,748
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       7,743      76,237       19,199       74,387    159,030     15,956
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      61,235     541,311      225,550      822,426  1,024,015    318,132
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --     606,892      199,889    1,150,122  1,454,862    647,351
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --      69,290       19,873      107,009    238,052     81,502
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --         241          386          408      8,429         83
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --     134,035           --      594,992    407,243    312,244
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --     135,388           --      287,097    277,897    175,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --     151,305           --      170,503    186,218    194,866
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       9,196           --       13,390      5,947      9,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --      10,289           --        4,095     33,663         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --       3,583           --        1,514     19,881         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --       1,313           --        2,126      2,713      7,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --         745           --        1,552     12,211         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --       1,691           --        2,022     16,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          66           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --       2,200           --          186      3,419         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          49           --           --         74         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --          79           --          165        374        437
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --           5           --           --         --          7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --         218           --          242      1,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --           --           --         14         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          31           --           45        328         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net investment income (expense)....................     (68,978)  3,900,198       72,881    1,768,607  3,475,936 (1,375,753)
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     830,976  (1,794,602)   2,193,830    8,181,999         --  3,984,091
   Change in unrealized appreciation
    (depreciation).................................  (1,500,068) (1,584,089)   5,848,893    2,146,394         -- (3,255,476)
   Capital gain distributions......................          --      72,723           --    8,244,222         --         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments.......................................    (669,092) (3,305,968)   8,042,723   18,572,615         --    728,615
                                                    -----------  ----------    ---------   ----------  --------- ----------
Increase (decrease) in net assets from operations.. $  (738,070)    594,230    8,115,604   20,341,222  3,475,936   (647,138)
                                                    ===========  ==========    =========   ==========  ========= ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      GE Investments Funds, Inc. (continued)
-                                                   -------------------------------------------------------------------------
                                                    Real Estate              Small-Cap
                                                    Securities   S&P 500(R) Value Equity Total Return U.S. Equity Value Equity
                                                       Fund      Index Fund     Fund         Fund        Fund         Fund
-                                                   -----------  ---------- ------------ ------------ ----------- ------------
                                                                           Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------------
Income -- Ordinary dividends....................... $ 7,442,439   7,392,583  1,194,203    14,452,527   1,030,288     402,808
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      80,202     191,977      8,204       111,788       9,994          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     749,748   2,798,492    138,521       832,163     310,287          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     692,139   2,313,307    538,606     1,208,514     537,603     136,512
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      44,528     215,874     53,788       178,412      42,201      29,885
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         515       1,296         --           243         131          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     148,158     923,310    530,113       195,959     245,662     183,657
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      86,235     493,846    240,944       676,792     184,449     109,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --         --     2,741,701          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     139,548     391,516    181,273     1,388,127     105,588      67,068
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      11,757      19,455     16,871       526,087       7,204       7,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --      3,559     1,234,170          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --        799       745,652          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       1,494         996      3,047        62,086           8          51
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --      1,003       528,572          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --      1,720       332,084          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --         --         8,146          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          59          --        120        32,683          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --         --        21,429          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         187         879        659       169,775           4         233
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         311          --        293        63,353           4          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --         --            --          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --        351        67,972          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --         --         2,115          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --        100        17,510          --          --
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net investment income (expense)....................   5,487,558      41,635   (525,768)    3,307,194    (412,847)   (132,030)
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   6,352,201   9,585,042  4,032,491     7,405,497   2,022,714     929,134
   Change in unrealized appreciation
    (depreciation).................................  (8,565,373)  3,422,133  2,136,549    (3,291,503)   (898,856)    (90,551)
   Capital gain distributions......................   8,907,987          --  2,651,533    14,418,610          --     128,803
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments.......................................   6,694,815  13,007,175  8,820,573    18,532,604   1,123,858     967,386
                                                    -----------  ----------  ---------    ----------   ---------    --------
Increase (decrease) in net assets from operations.. $12,182,373  13,048,810  8,294,805    21,839,798     711,011     835,356
                                                    ===========  ==========  =========    ==========   =========    ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Goldman Sachs Variable   Greenwich Street
                                         Insurance Trust         Series Fund                       Janus Aspen Series
                                    -------------------------  ---------------- ------------------------------------------
                                                               Salomon Brothers
                                      Goldman                      Variable       Balanced                    Core Equity
                                       Sachs        Goldman       Aggressive    Portfolio --     Balanced    Portfolio --
                                    Growth and   Sachs Mid Cap  Growth Fund --  Institutional  Portfolio --  Institutional
                                    Income Fund   Value Fund       Class II        Shares     Service Shares    Shares
                                    -----------  ------------- ---------------- ------------- -------------- -------------
                                                                  Year Ended
                                            Year Ended           December 31,
                                        December 31, 2005            2005                     Year Ended December 31, 2005
                                    -------------------------  ---------------- ------------------------------------------
Income -- Ordinary dividends....... $   578,761    5,751,496             --       6,638,468     2,600,129            7
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      20,489      181,242             --         259,934            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     258,357    1,279,251             --       2,553,451            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     215,492    1,302,084         21,211       1,447,690       414,188           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      32,296      121,694          1,563         115,216        34,705           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......          --           --             --              --            --           55
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --        9,111         22,848              --       819,597           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --        8,420         10,273              --       448,215           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --       10,341         32,527              --       150,394           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --           29          2,997              --         8,051           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --          976          3,763              --        43,885           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --          848          4,446              --        21,539           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --            1          2,810              --           660           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --          474          1,803              --        11,791           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --          717          3,758              --        17,138           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --           --            710              --           400           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --           --             --              --         2,128           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --          483            483              --           269           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --           20             --              --            74           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --          395            122              --         1,508           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --           --             --              --            20           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --           90             18              --           505           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net investment income (expense)....      52,127    2,835,320       (109,332)      2,262,177       625,062          (48)
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........   2,030,910   12,077,349        118,522       5,617,600     2,522,786           16
  Change in unrealized
    appreciation (depreciation)....  (1,221,935)  (8,339,724)       599,012       9,861,722     4,164,990        1,104
  Capital gain distributions.......          --   14,787,489             --              --            --           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments.............     808,975   18,525,114        717,534      15,479,322     6,687,776        1,120
                                    -----------   ----------       --------      ----------     ---------        -----
Increase (decrease) in net assets
 from operations................... $   861,102   21,360,434        608,202      17,741,499     7,312,838        1,072
                                    ===========   ==========       ========      ==========     =========        =====


                                    -------------

                                    Flexible Bond
                                    Portfolio --
                                    Institutional
                                       Shares
                                    -------------



                                    -------------
Income -- Ordinary dividends.......   2,435,783
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      29,149
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     413,999
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     220,406
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      19,982
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......         125
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --
                                     ----------
Net investment income (expense)....   1,752,122
                                     ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    (968,930)
  Change in unrealized
    appreciation (depreciation)....  (1,961,412)
  Capital gain distributions.......   1,418,830
                                     ----------
Net realized and unrealized gain
 (loss) on investments.............  (1,511,512)
                                     ----------
Increase (decrease) in net assets
 from operations...................     240,610
                                     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    ------------------------------------------------------------------------
                                                                                                               International
                                                        Forty                     Global Life       Global        Growth
                                                    Portfolio --      Forty         Sciences      Technology   Portfolio --
                                                    Institutional  Portfolio --   Portfolio --   Portfolio --  Institutional
                                                       Shares     Service Shares Service Shares Service Shares    Shares
                                                    ------------- -------------- -------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   285,982        2,239             --             --      1,206,222
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       75,443           --          4,625          9,800         64,669
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      920,745           --         62,127         51,098        810,004
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      954,627      107,211         92,788         72,568        513,792
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       72,902        8,648          6,160          5,771         63,316
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           24           --             --             --            460
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      164,666         63,211         44,301             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       64,737         17,597         11,463             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       38,770             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --          394             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --          335             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           84             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net investment income (expense)....................   (1,737,759)    (382,606)      (246,508)      (195,001)      (246,019)
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    3,023,119    1,219,554      1,134,600        146,908      9,362,424
   Change in unrealized appreciation
    (depreciation).................................   12,958,072    1,774,124        830,132      1,065,694     18,450,421
   Capital gain distributions......................           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   15,981,191    2,993,678      1,964,732      1,212,602     27,812,845
                                                     -----------    ---------      ---------      ---------     ----------
Increase (decrease) in net assets from operations..  $14,243,432    2,611,072      1,718,224      1,017,601     27,566,826
                                                     ===========    =========      =========      =========     ==========

                                                    --------------

                                                    International
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................     253,114
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      82,758
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      10,003
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     163,938
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      64,216
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      47,614
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       1,871
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       1,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         217
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,488
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         399
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                      ---------
Net investment income (expense)....................    (121,420)
                                                      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   1,742,166
   Change in unrealized appreciation
    (depreciation).................................   4,789,701
   Capital gain distributions......................          --
                                                      ---------
Net realized and unrealized gain (loss) on
 investments.......................................   6,531,867
                                                      ---------
Increase (decrease) in net assets from operations..   6,410,447
                                                      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    -----------------------------------------------------------------------
                                                      Large Cap                     Mid Cap                     Worldwide
                                                       Growth       Large Cap       Growth        Mid Cap        Growth
                                                    Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                                                    Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                                       Shares     Service Shares    Shares     Service Shares    Shares
                                                    ------------- -------------- ------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   552,398       18,081             --            --      2,577,361
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      244,736           --        129,797            --        277,581
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    1,286,544           --        924,276            --      1,707,958
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      823,671       58,671        677,594        62,086        690,648
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       79,030        5,954         67,242         7,379         75,656
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      116,483             --       117,477             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       45,137             --        34,300             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net investment income (expense)....................   (1,881,583)    (208,164)    (1,798,909)     (221,242)      (174,482)
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (5,014,704)     109,627     (5,982,011)      544,446     (9,988,420)
   Change in unrealized appreciation
    (depreciation).................................   10,507,382      390,083     19,964,655       926,883     17,085,523
   Capital gain distributions......................           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................    5,492,678      499,710     13,982,644     1,471,329      7,097,103
                                                     -----------     --------     ----------     ---------     ----------
Increase (decrease) in net assets from operations..  $ 3,611,095      291,546     12,183,735     1,250,087      6,922,621
                                                     ===========     ========     ==========     =========     ==========

                                                    --------------

                                                      Worldwide
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................    222,485
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     73,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      7,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...    152,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..     58,596
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                       -------
Net investment income (expense)....................    (69,526)
                                                       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     16,935
   Change in unrealized appreciation
    (depreciation).................................    700,384
   Capital gain distributions......................         --
                                                       -------
Net realized and unrealized gain (loss) on
 investments.......................................    717,319
                                                       -------
Increase (decrease) in net assets from operations..    647,793
                                                       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     J.P. Morgan Series Trust II
                                                    -------------------------------------------------------------
                                                                                                        U.S. Large
                                                              International                              Cap Core
                                                      Bond       Equity     Mid Cap Value Small Company   Equity
                                                    Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                    --------- ------------- ------------- ------------- ----------
                                                                     Year Ended December 31, 2005
                                                    -------------------------------------------------------------
Income -- Ordinary dividends.......................  $3,643           4           285           (0)         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     486           8           242            1           1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     781          --           166           75           5
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...      25         231           123           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).      --          --            --           --          --
                                                     ------       -----         -----          ---         ---
Net investment income (expense)....................   2,351        (235)         (246)         (76)         (6)
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    (869)          6         2,271          (22)        (71)
   Change in unrealized appreciation
    (depreciation).................................    (184)      3,015         1,524          384          91
   Capital gain distributions......................      68          --           154          326          --
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments.......................................    (985)      3,021         3,949          688          20
                                                     ------       -----         -----          ---         ---
Increase (decrease) in net assets from operations..  $1,366       2,786         3,703          612          14
                                                     ======       =====         =====          ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 MFS(R) Variable Insurance Trust
                                          ----------------------------------------------------------------------------
                                             MFS(R)       MFS(R)                    MFS(R)
                                           Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                          Growth Stock    Trust      Discovery      Income       Return     Utilities
                                           Series --    Series --    Series --    Series --    Series --    Series --
                                            Service      Service      Service      Service      Service      Service
                                          Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                                          ------------ ------------ ------------ ------------ ------------ ------------
                                                                  Year Ended December 31, 2005
                                          ----------------------------------------------------------------------------
Income -- Ordinary dividends.............  $  36,689       68,113           --        --            823       240,121
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............         --           --        2,732        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................         --           --       42,892        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     86,189       75,967      181,042        --          8,969       162,477
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................     12,397       13,552       14,164        --            739        12,224
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................    164,245      135,821      185,793        --          1,943       284,473
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................     59,335       71,376       64,773        --         11,505       150,275
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................     62,523       39,446       73,796         3          6,306        87,587
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................      3,593          824        3,828        --         10,645         4,817
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................      1,626           --        2,801        --         27,440            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................        596           --          623        --         11,481            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................         --           53          768        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................        199           --          586        --          6,112            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................         --           --        1,584        --          2,008            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................         --           --           22        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................         --           --           42        --             --            30
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................         23           --            4        --            416           352
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          4           --           --        --             39            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................         60           --           92        --          7,594            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................         --           --            6        --          1,925            --
                                           ---------    ---------    ---------        --        -------     ---------
Net investment income (expense)..........   (354,101)    (268,926)    (575,548)       (3)       (96,299)     (462,114)
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............    342,090      589,479    1,018,671         2         14,843     4,438,600
   Change in unrealized appreciation
    (depreciation).......................    599,770      817,854      580,314        22        190,993     2,309,286
   Capital gain distributions............         --           --           --        --          1,043            --
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments..........................    941,860    1,407,333    1,598,985        24        206,879     6,747,886
                                           ---------    ---------    ---------        --        -------     ---------
Increase (decrease) in net assets from
 operations..............................  $ 587,759    1,138,407    1,023,437        21        110,580     6,285,772
                                           =========    =========    =========        ==        =======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                                                    ------------------------------  ---------------------------------
                                                                    Nations Marsico
                                                    Nations Marsico  International  Old Mutual     Old Mutual Large
                                                        Growth       Opportunities  Growth II         Cap Growth
                                                       Portfolio       Portfolio    Portfolio         Portfolio
                                                    --------------- --------------- ----------     ----------------
                                                     Year Ended December 31, 2005   Year Ended December 31, 2005
                                                    ------------------------------  ---------------------------------
Income -- Ordinary dividends.......................   $       --         421,432           --                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --              --        7,303            13,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --              --      126,645           182,393
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       76,826          90,245           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,386          15,320           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      145,345         170,879           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      131,294         110,910           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      251,657         200,013           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       18,031          20,737           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        9,637          24,146           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        6,745          16,758           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        4,749           3,637           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        4,964          10,538           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        6,408          12,751           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          285           2,059           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           59              40           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          538             210           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          872             644           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          521             851           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          210             234           --                --
                                                      ----------       ---------     --------          --------
Net investment income (expense)....................     (675,527)       (258,540)    (133,948)         (195,427)
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,762,433       2,012,858      169,478            77,732
   Change in unrealized appreciation
    (depreciation).................................    1,832,949       6,047,141      792,514           339,203
   Capital gain distributions......................           --         482,368           --                --
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments.......................................    3,595,382       8,542,367      961,992           416,935
                                                      ----------       ---------     --------          --------
Increase (decrease) in net assets from operations..   $2,919,855       8,283,827      828,044           221,508
                                                      ==========       =========     ========          ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Oppenheimer Variable Account Funds
-                                                   -------------------------------------------------------------------
                                                                  Oppenheimer
                                                    Oppenheimer    Aggressive                Oppenheimer   Oppenheimer
                                                    Aggressive       Growth     Oppenheimer    Balanced      Capital
                                                      Growth       Fund/VA --    Balanced     Fund/VA --   Appreciation
                                                      Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA
-                                                   -----------  -------------- ----------- -------------- ------------
                                                                               Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------
Income -- Ordinary dividends....................... $        --          --      1,360,805     208,947      1,474,936
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................     292,889          --        166,224          --        236,281
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     693,248          --        535,884          --      1,212,780
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     303,223      35,541        319,069      27,031        606,179
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      27,303       2,828         30,673       8,236         65,506
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --      12,382             --      23,429             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --       8,497             --      33,293             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --      26,856             --      36,533             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       1,762             --      34,218             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --             --      52,239             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --             --      37,988             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --          --             --         137             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --             --      19,234             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --             --      18,588             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --          --             --       5,747             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --             --       2,124             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --         163             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --             --       2,196             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --             --          98             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --             --       1,752             --
                                                    -----------     -------     ----------     -------      ---------
Net investment income (expense)....................  (1,316,663)    (88,029)       308,955     (93,896)      (645,810)
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     296,370     298,898      2,555,057      30,210      3,162,593
   Change in unrealized appreciation
    (depreciation).................................  10,576,505     318,085     (3,926,621)     (3,339)     1,890,648
   Capital gain distributions......................          --          --      2,780,084     470,942             --
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments.......................................  10,872,875     616,983      1,408,520     497,813      5,053,241
                                                    -----------     -------     ----------     -------      ---------
Increase (decrease) in net assets from operations.. $ 9,556,212     528,954      1,717,475     403,917      4,407,431
                                                    ===========     =======     ==========     =======      =========

-                                                   --------------
                                                     Oppenheimer
                                                       Capital
                                                     Appreciation
                                                      Fund/VA --
                                                    Service Shares
-                                                   --------------

-                                                   --------------
Income -- Ordinary dividends.......................      97,268
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      49,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      12,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      29,929
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      35,294
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      70,690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       7,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,463
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         234
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                       --------
Net investment income (expense)....................    (111,438)
                                                       --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     327,199
   Change in unrealized appreciation
    (depreciation).................................     225,502
   Capital gain distributions......................          --
                                                       --------
Net realized and unrealized gain (loss) on
 investments.......................................     552,701
                                                       --------
Increase (decrease) in net assets from operations..     441,263
                                                       ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Oppenheimer Variable Account Funds (continued)
-                                         --------------------------------------------------------------------
                                                        Oppenheimer                               Oppenheimer
                                                           Global                  Oppenheimer    Main Street
                                          Oppenheimer    Securities   Oppenheimer  Main Street     Small Cap
                                           Core Bond     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                            Fund/VA    Service Shares   Fund/VA   Service Shares Service Shares
-                                         -----------  -------------- ----------- -------------- --------------
                                                              Year Ended December 31, 2005
-                                         --------------------------------------------------------------------
Income -- Ordinary dividends............. $ 4,124,391       905,613    5,352,748      675,733              0
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............      77,137            --      142,308           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................     644,817            --      653,777           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     344,480       366,386      263,922      203,244         91,585
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................      23,326        57,864       23,426       29,803          7,113
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          --       657,944           --      359,204         70,167
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          --       271,851           --      182,628         60,987
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................          --       245,649           --       98,333        143,319
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          --        26,093           --        5,858          6,755
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................          --            --           --           --          4,421
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................          --            --           --           --          3,949
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................          --         3,432           --        1,180          1,076
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................          --            --           --           --          2,453
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................          --            --           --           --          1,921
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................          --            46           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................          --            --           --           --          1,219
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................          --            --           --           --             25
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................          --         1,310           --            9            207
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          --             8           --          289            130
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................          --            --           --           --            365
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................          --            --           --           --             11
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................          --            --           --           --             91
                                          -----------    ----------   ----------    ---------      ---------
Net investment income (expense)..........   3,034,631      (724,970)   4,269,315     (204,815)      (395,794)
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............     (40,778)    8,213,019   (1,283,789)   1,458,829      1,146,878
   Change in unrealized appreciation
    (depreciation).......................  (2,131,497)    4,864,493   (2,421,910)     988,795        612,287
   Capital gain distributions............          --            --           --           --        639,788
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments..........................  (2,172,275)   13,077,512   (3,705,699)   2,447,624      2,398,953
                                          -----------    ----------   ----------    ---------      ---------
Increase (decrease) in net assets from
 operations.............................. $   862,356    12,352,542      563,616    2,242,809      2,003,159
                                          ===========    ==========   ==========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     PIMCO Variable Insurance Trust
                                    ---------------------------------------------------------------------------------
                                                       Foreign Bond
                                                        Portfolio                      Long-Term
                                        All Asset      (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                      Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                         Advisor      Administrative Administrative Administrative    Advisor Class
                                      Class Shares     Class Shares   Class Shares   Class Shares        Shares
                                    ----------------- -------------- -------------- --------------- -----------------
                                       Period from                                                     Period from
                                    April 29, 2005 to                                               April 29, 2005 to
                                      December 31,                                                    December 31,
                                          2005                Year Ended December 31, 2005                2005
                                    ----------------- --------------------------------------------  -----------------
Income -- Ordinary dividends.......     $143,972         382,793        6,309,048      2,744,690         117,627
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....        2,054          59,290          420,089        320,772           4,066
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......        1,157           5,075           34,950         24,401             344
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......       10,444          89,707          482,779        307,979           1,267
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....        4,141          31,381          315,596        255,825           1,868
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......        8,675              --          229,950         79,023          11,019
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......           --              --           13,597            974              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......           --              --            4,947          2,486           7,823
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....           --              --            4,314          2,126           5,634
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....           --              --            3,569          6,149               7
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....           --              --            2,779          1,476           3,302
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......           --              --            3,288            237           3,607
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --              --               34             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....           --              --              665            203           1,053
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           --              --               20             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          460              --              314            158              19
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......            4              --               12             --               1
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....           --              --              377             25           2,265
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           --              --                4             --              28
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....           --              --              114             15             553
                                        --------         -------       ----------     ----------         -------
Net investment income (expense)....      117,037         197,340        4,791,650      1,742,841          74,771
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........         (450)        100,903        1,504,090        364,762          (8,601)
  Change in unrealized
    appreciation (depreciation)....      (65,617)        125,228       (4,049,039)    (1,334,646)        (56,195)
  Capital gain distributions.......       11,715              --               --      1,194,449          10,301
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments.............      (54,352)        226,131       (2,544,949)       224,565         (54,495)
                                        --------         -------       ----------     ----------         -------
Increase (decrease) in net assets
 from operations...................     $ 62,685         423,471        2,246,701      1,967,406          20,276
                                        ========         =======       ==========     ==========         =======

                                    --------------


                                     Total Return
                                     Portfolio --
                                    Administrative
                                     Class Shares
                                    --------------

                                      Year Ended
                                     December 31,
                                         2005
                                    --------------
Income -- Ordinary dividends.......   12,262,227
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..       15,424
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......      206,462
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....    1,037,698
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      181,554
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......    1,299,422
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....      893,299
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......      515,762
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......       37,281
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......       34,942
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....       22,017
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....        7,581
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....       14,320
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......       21,317
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....        2,518
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           64
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          786
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          797
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          863
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           16
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          188
                                      ----------
Net investment income (expense)....    7,969,916
                                      ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........      980,841
  Change in unrealized
    appreciation (depreciation)....   (8,448,434)
  Capital gain distributions.......    2,107,684
                                      ----------
Net realized and unrealized gain
 (loss) on investments.............   (5,359,909)
                                      ----------
Increase (decrease) in net assets
 from operations...................    2,610,007
                                      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Prudential Series Fund, Inc.
                           -----------------------------------------------------------------------------
                                                                          SP Prudential SP William Blair
                             Jennison                        Natural      U.S. Emerging  International
                           20/20 Focus     Jennison         Resources        Growth          Growth
                           Portfolio --  Portfolio --     Portfolio --    Portfolio --    Portfolio --
                             Class II   Class II Shares     Class II        Class II        Class II
                           ------------ --------------- ----------------- ------------- ----------------
                                                           Period from
                                                        April 29, 2005 to
                                    Year Ended            December 31,              Year Ended
                                December 31, 2005             2005              December 31, 2005
                           ---------------------------  ----------------- ------------------------------
Income -- Ordinary
 dividends................   $     --            --               --         10,593            309
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....     14,541         8,656            5,169          1,264            272
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....      6,524           444              736             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....     11,830         2,888            6,595             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      5,213         3,955            5,360             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....     16,805         9,277            4,895             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......      1,604            65               61             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....         --           311               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....         --           666               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....         --           122               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....         --           838               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        439            --              302             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...         --            53               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...         --            50               --             --             --
                             --------       -------          -------         ------          -----
Net investment income
 (expense)................    (56,956)      (27,325)         (23,118)         9,329             37
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     87,436        75,854           86,159          1,857            316
   Change in unrealized
    appreciation
    (depreciation)........    750,423       176,559          440,040         (2,185)         1,477
   Capital gain
    distributions.........         --            --               --          2,536            539
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments...........    837,859       252,413          526,199          2,208          2,332
                             --------       -------          -------         ------          -----
Increase (decrease) in
 net assets from
 operations...............   $780,903       225,088          503,081         11,537          2,369
                             ========       =======          =======         ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Rydex Variable
                               Trust                  Salomon Brothers Variable Series Funds Inc
                           -------------- -----------------------------------------------------------------
                                          Salomon    Salomon      Salomon       Salomon
                                          Brothers  Brothers      Brothers      Brothers        Salomon
                                          Variable  Variable      Variable      Variable       Brothers
                                          All Cap   Investors  Strategic Bond Total Return  Variable Total
                                          Fund --    Fund --      Fund --       Fund --     Return Fund --
                              OTC Fund    Class II   Class I      Class I       Class I        Class II
                           -------------- --------  ---------  -------------- ------------ -----------------
                                                                                              Period from
                             Year Ended                                                    April 29, 2005 to
                            December 31,                                                     December 31,
                                2005                Year Ended December 31, 2005                 2005
                           -------------- -----------------------------------------------  -----------------
Income -- Ordinary
 dividends................   $      --      93,743    527,672     2,585,490      313,172         35,562
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................          --          --     48,948        32,574        4,066             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....          --          --    246,055       277,444       86,350             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....      78,849      50,360    384,928       312,522      138,106             25
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....       3,991       4,873     29,939        34,931       11,813            217
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....      63,022      50,904         --            --           --              1
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      24,919      49,907         --            --           --            297
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....      22,630      63,288         --            --           --             84
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......       1,470       1,978         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....          --       1,867         --            --           --            771
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....          --       2,312         --            --           --          1,107
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...       1,619         318         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....          --         470         --            --           --            893
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....          --       1,513         --            --           --            241
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...          --          52         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....           5         195         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....          --          10         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...          --         193         --            --           --          2,227
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...          --          49         --            --           --             84
                             ---------    --------  ---------    ----------     --------        -------
Net investment income
 (expense)................    (196,505)   (134,546)  (182,198)    1,928,019       72,837         29,615
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     835,674     267,812  1,822,264        51,898      377,234            565
   Change in unrealized
    appreciation
    (depreciation)........    (742,367)    186,834    537,936    (2,172,053)    (307,022)       (28,004)
   Capital gain
    distributions.........          --      11,005         --       624,055       79,353          6,544
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments...........      93,307     465,651  2,360,200    (1,496,100)     149,565        (20,895)
                             ---------    --------  ---------    ----------     --------        -------
Increase (decrease) in
 net assets from
 operations...............   $(103,198)    331,105  2,178,002       431,919      222,402          8,720
                             =========    ========  =========    ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Scudder Variable Series II          Van Kampen Life Investment Trust
                           -------------------------------------------  ------------------------------
                              Scudder       SVS Dreman     SVS Dreman
                             Technology    High Return     Small Cap                        Emerging
                               Growth         Equity         Value         Comstock          Growth
                            Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                           Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                           -------------- -------------- -------------- ---------------  ---------------
                                   Year Ended December 31, 2005          Year Ended December 31, 2005
                           -------------------------------------------  ------------------------------
Income -- Ordinary
 dividends................      $  1            80             --            720,791           1,201
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....        --            --             --            164,696          23,718
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....        --            --             --             41,127             962
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....        10            --             --            360,773          64,433
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....        --            --             --            252,034          27,198
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....         5            85             38            321,818          34,861
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......        --            --             --             14,254             981
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....        --            --             --             12,867              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....        --            --             --              8,904              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...        --            --             --              1,053             915
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....        --            --             --              7,833              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....        --            --             --              4,262              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...        --            --             --                273              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..        --            --             --                 94              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        --            --             --                780              26
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....        --            --             --                 18             293
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...        --            --             --                922              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...        --            --             --                175              --
                                ----           ---            ---         ----------        --------
Net investment income
 (expense)................       (14)           (5)           (38)          (471,092)       (152,186)
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (1)           25              3          2,660,391         248,219
   Change in unrealized
    appreciation
    (depreciation)........        11           325            397         (2,637,338)        510,052
   Capital gain
    distributions.........        --            --             --          2,495,867              --
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments...........        10           350            400          2,518,920         758,271
                                ----           ---            ---         ----------        --------
Increase (decrease) in
 net assets from
 operations...............      $ (4)          345            362          2,047,828         606,085
                                ====           ===            ===         ==========        ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                      AIM Variable Insurance Funds
                                   -------------------------------------------------------------------
                                    AIM V.I. Aggressive       AIM V.I. Basic         AIM V.I. Blue
                                       Growth Fund --          Value Fund --          Chip Fund --
                                      Series I shares        Series II shares       Series I shares
                                   ---------------------  ----------------------  --------------------
                                         Year ended             Year ended             Year ended
                                        December 31,           December 31,           December 31,
                                   ---------------------  ----------------------  --------------------
                                      2005        2004       2005        2004        2005      2004
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $      (37)      (103)   (270,889)   (251,413)        14         --
   Net realized gain
     (loss) on
     investments..................        417      2,178     538,166     259,606         11         --
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................         33        293     562,301   1,661,209         11         --
   Capital gain
     distributions................         --         --     183,038          --         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations...............        413      2,368   1,012,616   1,669,402         36         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums...................      2,411        150   4,694,252   9,832,637      3,723         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits...............         --         --     (30,246)    (49,625)        --         --
     Surrenders...................         --     (2,915) (1,394,131)   (712,366)        --         --
     Cost of insurance
       and
       administrative
       expense (note 4a)..........         --         --     (56,046)    (27,022)        --         --
     Capital
       contribution
       (withdrawal)...............         --         --          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account....................       (170)         6     305,498     890,236         94         --
     Transfers (to) from
       other subaccounts..........        144      2,394    (103,313)  3,649,695         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................      2,385       (365)  3,416,014  13,583,555      3,817         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets......................      2,798      2,003   4,428,630  15,252,957      3,853         --
Net assets at beginning
  of year.........................      3,127      1,124  22,896,609   7,643,652         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of
  period.......................... $    5,925      3,127  27,325,239  22,896,609      3,853         --
                                   ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased................      2,364      3,562     706,434   1,714,880        618
   Units redeemed.................     (2,130)    (3,306)   (440,343)   (648,158)      (306)
                                   ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004.....................        233        256     266,091   1,066,722        312
                                   ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------
                                                 AIM V.I. Capital       AIM V.I. Capital        AIM V.I. Core
                                               Appreciation Fund --    Development Fund --     Equity Fund --
                                                 Series I shares         Series I shares       Series I shares
                                             -----------------------  --------------------  --------------------
                                                    Year ended             Year ended            Year ended
                                                   December 31,           December 31,          December 31,
                                             -----------------------  --------------------  --------------------
                                                 2005        2004        2005       2004       2005       2004
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (333,254)   (345,082)       (85)      (139)         4         23
   Net realized gain (loss) on
     investments............................     504,651     272,017      1,291      3,510        344          1
   Change in unrealized appreciation
     (depreciation) on investments..........   1,339,965   1,163,768        240        586       (158)       269
   Capital gain distributions...............          --          --         --         --         --         --
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from operations.............   1,511,362   1,090,703      1,446      3,957        190        293
                                             -----------  ----------  ---------  ---------  ---------  ---------
From capital transactions:
   Net premiums.............................     647,607   2,231,430        713         --        851         40
   Transfers (to) from the general
     account of Genworth Life & Annuity:
     Death benefits.........................     (74,197)    (58,757)        --         --         --         --
     Surrenders.............................  (1,636,968) (1,567,721)        --     (1,778)        --         --
     Cost of insurance and
       administrative expense (note 4a).....     (36,608)    (33,316)        --         --         --         --
     Capital contribution (withdrawal)......          --          --         --         --         --         --
     Transfers (to) from the Guarantee
       Account..............................      10,818     854,849       (519)         4         (1)         4
     Transfers (to) from other
       subaccounts..........................  (1,322,618) (1,080,962)     1,703      1,662     (3,610)     3,145
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,411,966)    345,523      1,897       (112)    (2,760)     3,189
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets...........    (900,604)  1,436,226      3,343      3,845     (2,570)     3,482
Net assets at beginning of year.............  23,539,371  22,103,145      8,984      5,139      4,880      1,398
                                             -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of period................. $22,638,767  23,539,371     12,327      8,984      2,310      4,880
                                             ===========  ==========  =========  =========  =========  =========
Changes in units (note 5):
   Units purchased..........................     274,346     779,652      1,491      2,222        127        432
   Units redeemed...........................    (634,170)   (825,819)    (1,289)    (1,956)      (469)        (1)
                                             -----------  ----------  ---------  ---------  ---------  ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2005 and 2004.............    (359,824)    (46,167)       202        266       (342)       431
                                             ===========  ==========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------------------
                              AIM V.I. Government                              AIM V.I. International
                              Securities Fund --      AIM V.I. Growth Fund -- Growth Fund -- Series II
                               Series I shares            Series I shares              shares
                              ----------------------  ----------------------  ------------------------
                                                                                           Period from
                                                                                           November 15,
                              Year ended December 31, Year ended December 31,  Year ended    2004 to
                              ----------------------  ----------------------  December 31, December 31,
                                2005        2004         2005        2004         2005         2004
                               -------     --------   ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    82         (332)     (153,698)   (165,531)     (19,954)     1,035
   Net realized gain
     (loss) on
     investments.............      (1)      (3,108)      147,484      19,980      189,271        555
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (65)       7,321       528,315     799,135    1,131,489     12,878
   Capital gain
     distributions...........      --           --            --          --           --         --
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations..........      16        3,881       522,101     653,584    1,300,806     14,468
                               -------     --------   ----------  ----------   ----------    -------
From capital
  transactions:
   Net premiums..............     240           40        20,553     125,034    3,796,929    227,257
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --           --      (109,689)   (200,972)     (22,690)        --
     Surrenders..............      --     (425,695)     (726,238) (1,009,257)    (665,383)    (2,979)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --           --       (15,022)    (15,968)     (10,761)       (52)
     Capital
       contribution
       (withdrawal)..........      --           --            --          --           --         --
     Transfers (to) from
       the Guarantee
       Account...............      (0)          23        51,785     307,012      616,622     11,616
     Transfers (to) from
       other subaccounts.....   8,482      (10,094)      483,906    (102,755)   7,622,304    264,330
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   8,722     (435,726)     (294,705)   (896,906)  11,337,021    500,172
                               -------     --------   ----------  ----------   ----------    -------
Increase (decrease) in
  net assets.................   8,738     (431,845)      227,396    (243,322)  12,637,827    514,640
Net assets at beginning
  of year....................   2,957      434,802    10,692,611  10,935,933      514,640         --
                               -------     --------   ----------  ----------   ----------    -------
Net assets at end of
  period..................... $11,695        2,957    10,920,007  10,692,611   13,152,467    514,640
                               =======     ========   ==========  ==========   ==========    =======
Changes in units (note
  5):
   Units purchased...........     706        7,701       303,526     383,850    1,555,291     58,143
   Units redeemed............      (2)     (43,543)     (410,485)   (581,601)    (531,797)    (9,712)
                               -------     --------   ----------  ----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     704      (35,842)     (106,960)   (197,751)   1,023,494     48,431
                               =======     ========   ==========  ==========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                  AIM V.I. Premier       AIM V.I. Real       AIM V.I.
                                   Equity Fund --       Estate Fund --   Technology Fund --
                                  Series I shares      Series II shares  Series I shares
                              -----------------------  ----------------- -----------------
                                     Year ended           Period from       Year ended
                                    December 31,       April 29, 2005 to   December 31,
                              -----------------------    December 31,    -----------------
                                  2005        2004           2005         2005     2004
                              -----------  ----------  ----------------- -----   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (223,933)   (374,838)         136         (67)      (164)
   Net realized gain
     (loss) on
     investments.............      49,093    (522,564)          --          --      4,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,283,226   2,089,583         (107)        198        647
   Capital gain
     distributions...........          --          --          109          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,108,386   1,192,181          138         131      5,317
                              -----------  ----------        -----       -----   --------
From capital
  transactions:
   Net premiums..............     590,409   1,022,696           --          --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (143,171)   (423,186)          --          --         --
     Surrenders..............  (2,722,205) (2,667,999)          --          --   (110,333)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (47,988)    (51,217)          --          --         --
     Capital
       contribution
       (withdrawal)..........          --          --           --          --         --
     Transfers (to) from
       the Guarantee
       Account...............       8,158    (149,589)       6,626           1         (1)
     Transfers (to) from
       other subaccounts.....  (1,764,187) (2,307,363)         227          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,078,984) (4,576,658)       6,853           1   (110,334)
                              -----------  ----------        -----       -----   --------
Increase (decrease) in
  net assets.................  (2,970,598) (3,384,477)       6,991         132   (105,017)
Net assets at beginning
  of year....................  32,405,711  35,790,188           --       9,331    114,348
                              -----------  ----------        -----       -----   --------
Net assets at end of
  period..................... $29,435,113  32,405,711        6,991       9,463      9,331
                              ===========  ==========        =====       =====   ========
Changes in units (note
  5):
   Units purchased...........     273,126     535,850          608          --         --
   Units redeemed............    (882,808) (1,276,655)          --          --    (36,717)
                              -----------  ----------        -----       -----   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (609,682)   (740,805)         608          --    (36,717)
                              ===========  ==========        =====       =====   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable
                              Insurance Funds
                               (continued)                     The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended
                               December 31,       Year ended December 31,     Year ended December 31,
                              -----------------  --------------------------  --------------------------
                               2005      2004        2005          2004          2005          2004
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   39       46     (1,362,096)   (1,987,066)   (1,071,871)   (1,146,810)
   Net realized gain
     (loss) on
     investments.............      6        2     (6,701,040)  (12,934,583)    4,431,894      (724,311)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    286      367     18,488,198    19,195,753     6,942,929    12,329,829
   Capital gain
     distributions...........     --       --             --            --            --            --
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    331      415     10,425,062     4,274,104    10,302,952    10,458,708
                               ------    -----   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --       --        262,915       269,040       174,060       131,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --       --       (744,310)   (1,694,282)     (485,874)     (724,553)
     Surrenders..............     --       --    (18,944,734)  (16,986,628)  (10,806,878)  (10,792,925)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --       (139,215)     (176,239)      (85,830)      (99,475)
     Capital
       contribution
       (withdrawal)..........     --       --             --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      (2)      (669,945)     (692,064)     (304,119)      833,929
     Transfers (to) from
       other subaccounts.....  4,350       --    (11,177,445)  (10,366,565)   (3,705,560)   (1,045,438)
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,349       (2)   (31,412,734)  (29,646,738)  (15,214,201)  (11,697,331)
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  4,680      413    (20,987,672)  (25,372,634)   (4,911,249)   (1,238,623)
Net assets at beginning
  of year....................  2,165    1,752    127,649,017   153,021,651    80,359,220    81,597,843
                               ------    -----   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $6,845    2,165    106,661,345   127,649,017    75,447,971    80,359,220
                               ======    =====   ===========   ===========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........    504       --      1,149,784     1,615,370     2,325,357     4,374,328
   Units redeemed............     --       --     (3,647,286)   (4,081,099)   (3,891,731)   (5,807,964)
                               ------    -----   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    504       --     (2,497,503)   (2,465,729)   (1,566,375)   (1,433,636)
                               ======    =====   ===========   ===========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                                 ---------------------------------------------------------------------------
                                 AllianceBernstein Global AllianceBernstein Growth      AllianceBernstein
                                       Technology                and Income            International Value
                                  Portfolio -- Class B      Portfolio -- Class B      Portfolio -- Class B
                                 -----------------------  ------------------------  ------------------------
                                                                                                 Period from
                                                                                                 November 15,
                                 Year ended December 31,   Year ended December 31,   Year ended    2004 to
                                 -----------------------  ------------------------  December 31, December 31,
                                    2005         2004         2005         2004         2005         2004
                                 ----------   ---------   -----------  -----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (55,977)    (53,528)     (497,489)  (1,436,767)     (70,033)      (778)
   Net realized gain
     (loss) on
     investments................     66,816      50,732     6,448,306    4,781,889      199,500        378
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     45,931     175,844      (741,504)  12,527,216    1,911,172     24,134
   Capital gain
     distributions..............         --          --            --           --       98,510         --
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations.............     56,770     173,048     5,209,313   15,872,338    2,139,149     23,734
                                 ----------   ---------   -----------  -----------   ----------    -------
From capital
  transactions:
   Net premiums.................    657,946   1,383,858     8,814,922   15,496,280    5,886,434    238,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............         --      (8,005)   (1,118,494)  (1,876,764)     (27,862)        --
     Surrenders.................   (276,835)   (208,183)  (15,385,823) (12,949,292)    (414,055)      (184)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (9,929)     (6,119)     (304,535)    (265,649)     (21,024)        (6)
     Capital
       contribution
       (withdrawal).............         --          --            --           --           --         --
     Transfers (to) from
       the Guarantee
       Account..................     17,166     190,808       780,453    3,314,456    1,249,640     14,622
     Transfers (to) from
       other subaccounts........   (531,440)    (94,060)   (6,044,973)   3,280,970   12,484,657    360,567
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   (143,092)  1,258,299   (13,258,450)   7,000,001   19,157,790    613,130
                                 ----------   ---------   -----------  -----------   ----------    -------
Increase (decrease) in
  net assets....................    (86,322)  1,431,347    (8,049,137)  22,872,339   21,296,939    636,864
Net assets at beginning
  of year.......................  4,153,153   2,721,806   188,514,627  165,642,288      636,864         --
                                 ----------   ---------   -----------  -----------   ----------    -------
Net assets at end of
  period........................ $4,066,831   4,153,153   180,465,490  188,514,627   21,933,803    636,864
                                 ==========   =========   ===========  ===========   ==========    =======
Changes in units (note
  5):
   Units purchased..............    122,908     351,579     2,746,446    5,228,036    2,417,169     63,756
   Units redeemed...............   (134,747)   (253,236)   (3,917,980)  (4,704,524)    (655,981)    (3,320)
                                 ----------   ---------   -----------  -----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (11,839)     98,343    (1,171,533)     523,512    1,761,188     60,436
                                 ==========   =========   ===========  ===========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ----------------------------------------------------------------
                              AllianceBernstein Large Cap       AllianceBernstein Small Cap
                              Growth Portfolio -- Class B       Growth Portfolio -- Class B
                              --------------------------------  ------------------------------
                              Year ended December 31,           Year ended December 31,
                              --------------------------------  ------------------------------
                                  2005             2004            2005            2004
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (494,351)        (469,861)       (124,808)       (133,097)
   Net realized gain
     (loss) on
     investments.............     497,461         (353,613)        826,873         467,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,910,014        2,832,762        (711,171)        833,062
   Capital gain
     distributions...........          --               --              --              --
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,913,124        2,009,288          (9,106)      1,167,043
                                -----------       ----------      ----------      ----------
From capital
  transactions:
   Net premiums..............   1,932,759        2,709,932          41,213         327,474
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........    (169,768)        (264,194)        (50,947)        (41,853)
     Surrenders..............  (2,152,300)      (1,760,661)       (696,728)       (880,021)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (55,967)         (45,978)        (10,459)        (10,992)
     Capital
       contribution
       (withdrawal)..........          --               --              --              --
     Transfers (to) from
       the Guarantee
       Account...............     (47,453)         (19,928)         85,128         (73,989)
     Transfers (to) from
       other subaccounts.....    (764,669)         107,680      (2,547,923)      1,566,248
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,257,398)         726,851      (3,179,716)        886,867
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets.................   2,655,726        2,736,139      (3,188,822)      2,053,910
Net assets at beginning
  of year....................  32,417,744       29,681,605      10,540,524       8,486,614
                                -----------       ----------      ----------      ----------
Net assets at end of
  period..................... $35,073,470       32,417,744       7,351,702      10,540,524
                                ===========       ==========      ==========      ==========
Changes in units (note
  5):
   Units purchased...........   1,012,698        1,129,061         404,158         542,870
   Units redeemed............  (1,309,814)      (1,153,125)       (799,870)       (428,544)
                                -----------       ----------      ----------      ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (297,116)         (24,064)       (395,711)        114,326
                                ===========       ==========      ==========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century Variable Portfolios, Inc.
                              ----------------------------------------------
                                VP Income & Growth      VP International
                                 Fund -- Class I        Fund -- Class I
                              ---------------------   -----------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   -----------------------
                                 2005         2004       2005        2004
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (118)         (1)        (1)          --
   Net realized gain
     (loss) on
     investments.............         32         215         --           --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,290         131         22           --
   Capital gain
     distributions...........         --          --         --           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,204         345         21           --
                              ----------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     34,305         255         --           --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --           --
     Surrenders..............       (141)         --         --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (10)        (11)        --           --
     Capital
       contribution
       (withdrawal)..........         --          --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      1,437          --        907           --
     Transfers (to) from
       other subaccounts.....         --        (349)        31           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     35,591        (105)       938           --
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     36,795         240        959           --
Net assets at beginning
  of year....................      3,340       3,100         --           --
                              ----------   ---------   ---------   ---------
Net assets at end of
  period..................... $   40,135       3,340        959           --
                              ==========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,598          61         60           --
   Units redeemed............        (14)        (69)        --           --
                              ----------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,583          (8)        60           --
                              ==========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              American Century Variable
                               American Century Variable Portfolios, Inc.        Portfolios II, Inc.
                              ---------------------------------------------   -------------------------
                                   VP Ultra(R)              VP Value           VP Inflation Protection
                                 Fund -- Class I         Fund -- Class I          Fund -- Class II
                              ---------------------   ----------------------  -------------------------
                                                                                     Period from
                              Year ended December 31, Year ended December 31,     April 29, 2005 to
                              ---------------------   ----------------------        December 31,
                                 2005         2004       2005        2004               2005
                              ----------   ---------  ---------   ---------   -------------------------
Increase (decrease) in
  net assets
From operations:.............
   Net investment income
     (expense)............... $     (223)        (48)       828        (159)             29,888
   Net realized gain
     (loss) on
     investments.............        190         763          5           1              (8,539)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,269         (80)      (855)      1,411             (19,961)
   Capital gain
     distributions...........         --          --        745          --                  --
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........      2,236         635        723       1,253               1,388
                              ----------   ---------  ---------   ---------           ---------
From capital
  transactions:
   Net premiums..............     40,344       1,439         --      15,487             936,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --          --                  --
     Surrenders..............         --          --         --          --             (56,115)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (20)        (20)        --          --                (496)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --                  --
     Transfers (to) from
       the Guarantee
       Account...............       (115)       (135)    13,251         172              76,506
     Transfers (to) from
       other subaccounts.....     (1,804)         --      2,947          --             735,177
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     38,405       1,284     16,198      15,659           1,691,714
                              ----------   ---------  ---------   ---------           ---------
Increase (decrease) in
  net assets.................     40,641       1,919     16,921      16,912           1,693,102
Net assets at beginning
  of year....................      3,330       1,411     16,912          --                  --
                              ----------   ---------  ---------   ---------           ---------
Net assets at end of
  period..................... $   43,971       3,330     33,833      16,912           1,693,102
                              ==========   =========  =========   =========           =========
Changes in units (note
  5):
   Units purchased...........      3,988       5,071      1,127       1,208             236,707
   Units redeemed............       (303)     (4,932)        --          --             (66,621)
                              ----------   ---------  ---------   ---------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      3,685         139      1,127       1,208             170,086
                              ==========   =========  =========   =========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           Dreyfus
                              ---------------------------------------------------------------------
                                Dreyfus Investment      Dreyfus Variable      The Dreyfus Socially
                               Portfolios -- MidCap        Investment          Responsible Growth
                                Stock Portfolio --        Fund -- Money           Fund, Inc. --
                                  Initial Shares        Market Portfolio         Initial Shares
                              ---------------------   ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $      (96)        (13)       957          (5)    (84,596)    (65,582)
   Net realized gain
     (loss) on
     investments.............        121           1         --          --     (67,354)   (105,537)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,481         114         --          --     257,570     424,759
   Capital gain
     distributions...........          6          32         --          --          --          --
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,512         134        957          (5)    105,620     253,640
                              ----------   ---------  ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     33,964       1,206    109,776          22       6,433      44,295
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --         --          --          --     (80,013)
     Surrenders..............         --          --     (5,621)         --    (192,416)   (229,038)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (15)        (14)       (91)         --     (15,624)    (15,727)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............        118          73      1,292          (1)    (17,112)     14,056
     Transfers (to) from
       other subaccounts.....     (6,123)         --     (9,466)     24,253    (166,944)    (87,046)
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     27,944       1,265     95,890      24,274    (385,663)   (353,473)
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     29,456       1,399     96,847      24,269    (280,043)    (99,833)
Net assets at beginning
  of year....................      1,399          --     24,269          --   5,815,101   5,914,934
                              ----------   ---------  ---------   ---------   ---------   ---------
Net assets at end of
  period..................... $   30,855       1,399    121,116      24,269   5,535,058   5,815,101
                              ==========   =========  =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,118          99     10,280       2,477      20,143      35,783
   Units redeemed............         --          (1)      (635)         --     (83,360)    (97,591)
                              ----------   ---------  ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,118          98      9,645       2,477     (63,217)    (61,808)
                              ==========   =========  =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Eaton Vance Variable Trust
                              --------------------------------------------------------------------
                              VT Floating -- Rate Income   VT Income Fund     VT Worldwide Health
                                        Fund                 of Boston           Sciences Fund
                              -------------------------  ------------------ ----------------------
                                                            Period from
                              Year ended December 31,    January 1, 2004 to Year ended December 31,
                              -------------------------     December 15,    ----------------------
                                  2005         2004             2004           2005        2004
                              -----------   ----------   ------------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,116,060      300,485            114         (165,292)   (138,994)
   Net realized gain
     (loss) on
     investments.............      14,914       29,059          2,656          149,110      77,914
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (108,648)       9,073         (2,765)         713,062     391,786
   Capital gain
     distributions...........          --           --             --               --          --
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,022,326      338,617              5          696,880     330,706
                              -----------   ----------        -------       ----------  ----------
From capital
  transactions:
   Net premiums..............  11,238,737   16,948,588         46,615        1,368,961   3,237,082
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (48,791)     (10,478)            --          (21,074)    (96,777)
     Surrenders..............  (2,673,215)  (1,076,321)            --       (1,050,085)   (696,109)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (71,989)     (25,054)           (91)         (27,300)    (18,151)
     Capital
       contribution
       (withdrawal)..........          --           --             --               --          --
     Transfers (to) from
       the Guarantee
       Account...............     917,396      754,742        (46,064)         499,631   1,171,072
     Transfers (to) from
       other subaccounts.....   3,511,991    4,606,290        (24,197)         210,975    (197,959)
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,874,129   21,197,767        (23,737)         981,108   3,399,158
                              -----------   ----------        -------       ----------  ----------
Increase (decrease) in
  net assets.................  13,896,455   21,536,384        (23,732)       1,677,988   3,729,864
Net assets at beginning
  of year....................  31,118,452    9,582,068         23,732       10,281,099   6,551,235
                              -----------   ----------        -------       ----------  ----------
Net assets at end of
  period..................... $45,014,907   31,118,452             --       11,959,087  10,281,099
                              ===========   ==========        =======       ==========  ==========
Changes in units (note
  5):
   Units purchased...........   3,637,086    4,011,467         20,159          349,636     646,837
   Units redeemed............  (2,377,957)  (1,919,695)       (22,293)        (263,210)   (369,392)
                              -----------   ----------        -------       ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,259,129    2,091,772         (2,134)          86,427     277,445
                              ===========   ==========        =======       ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Evergreen Variable Annuity Trust FAM Variable Series Fund, Inc.
                              -------------------------------  -----------------------------
                                    Evergreen VA Omega            Mercury Basic Value V.I.
                                     Fund -- Class 2              Fund -- Class III Shares
                              -------------------------------  -----------------------------
                                               Period from                     Period from
                               Year ended   April 30, 2004 to   Year ended  April 30, 2004 to
                              December 31,    December 31,     December 31,   December 31,
                                  2005            2004             2005           2004
                              ------------  -----------------  ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (5,131)           (656)         398,057          14,978
   Net realized gain
     (loss) on
     investments.............      2,458              95           22,777           7,850
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     23,260          11,558         (309,362)        145,944
   Capital gain
     distributions...........         --              --            4,124           3,945
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........     20,587          10,997          115,596         172,717
                                --------         -------        ---------       ---------
From capital
  transactions:
   Net premiums..............    300,844          86,208        2,463,321       1,554,556
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --              --          (41,486)             --
     Surrenders..............        (32)             --          (28,648)         (8,531)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (445)            (78)         (10,210)           (509)
     Capital
       contribution
       (withdrawal)..........         --              --               --              --
     Transfers (to) from
       the Guarantee
       Account...............        771            (128)         191,026           5,595
     Transfers (to) from
       other subaccounts.....     14,827          51,645          405,153         912,342
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    315,965         137,647        2,979,156       2,463,453
                                --------         -------        ---------       ---------
Increase (decrease) in
  net assets.................    336,552         148,644        3,094,752       2,636,170
Net assets at beginning
  of year....................    148,644              --        2,636,170              --
                                --------         -------        ---------       ---------
Net assets at end of
  period.....................   $485,196         148,644        5,730,922       2,636,170
                                ========         =======        =========       =========
Changes in units (note
  5):
   Units purchased...........     64,176          14,231          358,035         334,427
   Units redeemed............    (33,379)           (227)         (76,519)        (91,856)
                                --------         -------        ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     30,797          14,004          281,516         242,571
                                ========         =======        =========       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      FAM Variable Series Fund, Inc. (continued)
                              ------------------------------------------------------------------------------------------
                                Mercury Global Allocation      Mercury Large Cap Growth     Mercury Value Opportunities
                              V.I. Fund -- Class III Shares V.I. Fund -- Class III Shares  V.I. Fund -- Class III Shares
                              ----------------------------- -----------------------------  -----------------------------
                                       Period from                          Period from                    Period from
                                    April 29, 2005 to        Year ended  April 30, 2004 to  Year ended  April 30, 2004 to
                                      December 31,          December 31,   December 31,    December 31,   December 31,
                                          2005                  2005           2004            2005           2004
                              ----------------------------- ------------ ----------------- ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............          $   15,248              (12,519)        (2,197)       1,620,169         89,749
   Net realized gain
     (loss) on
     investments.............              10,691               19,685         18,187         (100,569)         6,673
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............              23,281               80,757         34,315       (1,236,615)      (242,448)
   Capital gain
     distributions...........                  --                   --             --           75,066        254,217
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........              49,220               87,923         50,305          358,051        108,191
                                       ----------            ---------        -------       ----------      ---------
From capital
  transactions:
   Net premiums..............             883,033              519,162        244,820        1,492,253        704,302
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........                  --                   --             --           (6,575)            --
     Surrenders..............             (49,538)             (20,191)        (3,347)        (153,990)        (2,412)
     Cost of insurance
       and
       administrative
       expense (note 4a).....                (235)                (623)          (319)          (4,254)          (532)
     Capital
       contribution
       (withdrawal)..........                  --                   --             --               --             --
     Transfers (to) from
       the Guarantee
       Account...............              67,881               71,443         10,141          190,194         21,461
     Transfers (to) from
       other subaccounts.....              72,197              196,658         74,467        1,312,694        519,413
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............             973,338              766,449        325,762        2,830,322      1,242,232
                                       ----------            ---------        -------       ----------      ---------
Increase (decrease) in
  net assets.................           1,022,558              854,372        376,067        3,188,373      1,350,423
Net assets at beginning
  of year....................                  --              376,067             --        1,350,423             --
                                       ----------            ---------        -------       ----------      ---------
Net assets at end of
  period.....................          $1,022,558            1,230,439        376,067        4,538,796      1,350,423
                                       ==========            =========        =======       ==========      =========
Changes in units (note
  5):
   Units purchased...........             150,309               94,925         72,923          369,677        166,058
   Units redeemed............             (57,820)             (25,334)       (38,276)        (115,418)       (45,553)
                                       ----------            ---------        -------       ----------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................              92,489               69,591         34,647          254,259        120,505
                                       ==========            =========        =======       ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005          2004
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     93,085       11,297     867,002     771,884    4,120,774     3,876,444
   Net realized gain
     (loss) on
     investments.............    1,740,378      882,003  (1,039,610) (1,992,815)      62,330     1,315,990
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (56,061)   4,091,002   1,123,993   3,116,621   (3,602,471)      353,421
   Capital gain
     distributions...........           --           --          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    1,777,402    4,984,302     951,385   1,895,690      580,633     5,545,855
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       69,770      131,637      28,094     150,996      138,168       201,129
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (474,359)    (567,275)   (323,560)   (403,703)    (540,406)   (1,200,429)
     Surrenders..............  (10,875,908) (10,610,294) (3,782,777) (3,521,393) (10,448,785)   (9,247,078)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70,356)     (83,065)    (25,530)    (29,416)     (58,810)      (68,011)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     (323,507)    (316,148)   (115,979)   (247,214)      83,720    (2,056,410)
     Transfers (to) from
       other subaccounts.....   (2,345,251)    (490,751) (1,258,338)    155,172   (6,187,760)   (1,777,984)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,019,611) (11,935,896) (5,478,090) (3,895,558) (17,013,873)  (14,148,783)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (12,242,209)  (6,951,594) (4,526,705) (1,999,868) (16,433,240)   (8,602,928)
Net assets at beginning
  of year....................   64,074,635   71,026,229  24,117,109  26,116,977   67,286,526    75,889,454
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........      284,866      662,830     177,943     551,051    1,584,822     3,789,250
   Units redeemed............   (1,190,947)  (1,445,274)   (636,138)   (877,603)  (2,694,324)   (4,831,429)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (906,081)    (782,444)   (458,195)   (326,552)  (1,109,502)   (1,042,179)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,
                              -------------------------  ------------------------
                                  2005         2004         2005         2004
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,820,681    2,183,501     (550,204)    (345,291)
   Net realized gain
     (loss) on
     investments.............     145,595    1,133,610    1,557,737      374,520
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,731,051)     117,795    2,466,498    3,214,996
   Capital gain
     distributions...........          --           --       43,578           --
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     235,225    3,434,906    3,517,609    3,244,225
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   3,325,266    6,264,410    8,324,896   11,720,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (353,470)    (358,979)     (40,612)     (23,701)
     Surrenders..............  (3,264,213)  (3,259,722)  (1,930,162)  (1,054,850)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (79,815)     (69,237)    (101,313)     (52,165)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,430,203      456,203    1,242,983    2,879,100
     Transfers (to) from
       other subaccounts.....  (7,670,475)  (3,512,169)    (897,172)   1,390,491
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,612,504)    (479,494)   6,598,620   14,859,195
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (5,377,279)   2,955,412   10,116,229   18,103,420
Net assets at beginning
  of year....................  46,277,945   43,322,533   31,956,120   13,852,700
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $40,900,666   46,277,945   42,072,349   31,956,120
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   2,039,529    4,191,124    1,441,428    2,100,077
   Units redeemed............  (2,480,548)  (4,218,329)  (1,000,131)    (984,005)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (441,019)     (27,205)     441,296    1,116,072
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                VIP Asset Manager/SM/        VIP Asset Manager/SM/          VIP Contrafund(R)
                              Portfolio -- Initial Class  Portfolio -- Service Class 2  Portfolio -- Initial Class
                              -------------------------  -----------------------------  ------------------------
                                                                         Period from
                               Year ended December 31,    Year ended  April 30, 2004 to  Year ended December 31,
                              -------------------------  December 31,   December 31,    ------------------------
                                  2005          2004         2005           2004            2005          2004
                              ------------  -----------  ------------ ----------------- -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,640,821    3,029,183      (15,531)       (30,095)     (4,182,115)   (3,803,116)
   Net realized gain
     (loss) on
     investments.............   (1,188,077)  (2,161,980)      48,475         11,006      22,358,980    10,698,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,185,790    6,367,899      431,132        263,953      34,998,283    38,876,525
   Capital gain
     distributions...........           --           --           --             --              --            --
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,638,534    7,235,102      464,076        244,864      53,175,148    45,771,673
                              ------------  -----------   ----------      ---------     -----------   -----------
From capital
  transactions:
   Net premiums..............      555,729      697,168   10,641,733      5,133,748         509,087       608,392
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,145,409)  (1,821,524)          --             --      (2,435,860)   (2,646,978)
     Surrenders..............  (29,939,793) (29,837,433)    (381,612)       (18,497)    (60,296,284)  (48,594,360)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (162,094)    (219,829)      (9,909)          (673)       (408,311)     (404,660)
     Capital
       contribution
       (withdrawal)..........           --           --           --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............     (425,994)     110,414      390,289        104,106        (207,877)     (496,033)
     Transfers (to) from
       other subaccounts.....   (3,973,838)  (1,078,351)     613,158        904,360      31,639,685    33,137,154
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (36,091,399) (32,149,555)  11,253,659      6,123,044     (31,199,560)  (18,396,485)
                              ------------  -----------   ----------      ---------     -----------   -----------
Increase (decrease) in
  net assets.................  (32,452,865) (24,914,453)  11,717,735      6,367,908      21,975,588    27,375,188
Net assets at beginning
  of year....................  177,877,522  202,791,975    6,367,908             --     373,172,964   345,797,776
                              ------------  -----------   ----------      ---------     -----------   -----------
Net assets at end of
  period..................... $145,424,657  177,877,522   18,085,643      6,367,908     395,148,552   373,172,964
                              ============  ===========   ==========      =========     ===========   ===========
Changes in units (note
  5):
   Units purchased...........      325,641      948,203    1,435,592        765,627       4,329,736     4,758,363
   Units redeemed............   (1,703,032)  (2,161,878)    (332,291)      (149,642)     (4,997,098)   (5,034,009)
                              ------------  -----------   ----------      ---------     -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,377,391)  (1,213,675)   1,103,301        615,985        (667,363)     (275,646)
                              ============  ===========   ==========      =========     ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                          VIP Dynamic Capital
                                  VIP Contrafund(R)          Appreciation            VIP Equity-Income
                                 Portfolio -- Service    Portfolio -- Service      Portfolio -- Initial
                                       Class 2                  Class 2                    Class
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,169,092)  (1,394,934)   (28,661)    (14,499)    2,982,352      944,771
   Net realized gain
     (loss) on
     investments.............    7,957,261    3,696,239     35,662     (27,650)   11,508,470   10,072,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   16,467,459   11,237,102    318,421      64,853   (12,423,503)  26,836,303
   Capital gain
     distributions...........           --           --         --          --    12,864,072    1,644,721
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   22,255,628   13,538,407    325,422      22,704    14,931,391   39,498,001
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............   19,465,047   22,142,082    486,861     700,675       526,769    1,084,487
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (809,243)    (702,164)        --          --    (5,998,093)  (4,359,042)
     Surrenders..............  (10,331,527)  (6,196,593)   (64,633)    (12,840)  (68,276,641) (72,411,463)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (275,112)    (157,659)    (3,902)     (2,145)     (385,125)    (465,690)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............    3,383,885    3,303,599    174,793     223,076    (1,665,644)  (1,576,117)
     Transfers (to) from
       other subaccounts.....   27,002,705   10,804,623  1,516,937     189,423    (2,254,131)  13,154,826
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   38,435,755   29,193,888  2,110,056   1,098,189   (78,052,865) (64,572,999)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   60,691,383   42,732,295  2,435,478   1,120,893   (63,121,474) (25,074,998)
Net assets at beginning
  of year....................  126,138,642   83,406,347  1,348,092     227,199   424,070,154  449,145,152
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $186,830,025  126,138,642  3,783,570   1,348,092   360,948,680  424,070,154
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........    6,849,673    5,535,020    195,452     194,919     2,088,567    3,359,958
   Units redeemed............   (3,648,508)  (2,893,228)   (39,593)    (97,965)   (4,271,978)  (4,536,834)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,201,165    2,641,792    155,860      96,954    (2,183,411)  (1,176,876)
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                  VIP Equity-Income           VIP Growth & Income       VIP Growth & Income
                              Portfolio -- Service Class 2 Portfolio -- Initial Class Portfolio -- Service Class 2
                              ---------------------------  ------------------------   ---------------------------
                               Year ended December 31,      Year ended December 31,   Year ended December 31,
                              ---------------------------  ------------------------   ---------------------------
                                  2005           2004          2005          2004        2005           2004
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    377,371      (279,674)      143,622      (549,260)    (67,180)      (256,742)
   Net realized gain
     (loss) on
     investments.............    3,223,975     3,210,895       488,264      (980,512)    611,883        441,612
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,554,282)    8,163,170     3,856,306     5,389,008   1,213,222      1,063,556
   Capital gain
     distributions...........    4,212,963       414,136            --            --          --             --
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,260,027    11,508,527     4,488,192     3,859,236   1,757,925      1,248,426
                              ------------   -----------   -----------   -----------   ----------     ----------
From capital
  transactions:
   Net premiums..............    9,303,741    18,191,601        53,696       204,188   1,808,946      4,800,476
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,162,669)     (901,347)     (623,581)   (1,032,251)   (155,306)      (141,073)
     Surrenders..............   (8,738,237)   (7,556,642)  (14,429,389)  (11,612,233) (2,579,616)    (1,991,089)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (238,289)     (182,225)     (116,188)     (140,605)    (62,234)       (50,575)
     Capital
       contribution
       (withdrawal)..........           --            --            --            --          --             --
     Transfers (to) from
       the Guarantee
       Account...............    1,655,280     3,201,191      (983,407)     (233,086)     70,697        473,528
     Transfers (to) from
       other subaccounts.....     (586,942)    4,428,264    (4,909,204)      688,339  (1,326,025)      (229,427)
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      232,884    17,180,842   (21,008,073)  (12,125,648) (2,243,538)     2,861,840
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets.................    5,492,911    28,689,369   (16,519,881)   (8,266,412)   (485,613)     4,110,266
Net assets at beginning
  of year....................  135,376,766   106,687,397    96,756,254   105,022,666  32,926,659     28,816,393
                              ------------   -----------   -----------   -----------   ----------     ----------
Net assets at end of
  period..................... $140,869,677   135,376,766    80,236,373    96,756,254  32,441,046     32,926,659
                              ============   ===========   ===========   ===========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........    2,492,633     4,126,122       804,268     1,824,510     488,891      1,157,131
   Units redeemed............   (2,530,425)   (2,634,494)   (2,431,952)   (2,765,942)   (741,115)      (895,308)
                              ------------   -----------   -----------   -----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      (37,792)    1,491,628    (1,627,684)     (941,432)   (252,224)       261,823
                              ============   ===========   ===========   ===========   ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                              VIP Growth Opportunities        VIP Growth               VIP Growth
                                Portfolio -- Initial     Portfolio -- Initial     Portfolio -- Service
                                       Class                     Class                   Class 2
                              -----------------------  ------------------------  ----------------------
                              Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------  ----------------------
                                  2005        2004         2005         2004        2005        2004
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (126,641)   (285,592)  (1,711,587)  (2,802,869)   (656,622)   (785,022)
   Net realized gain
     (loss) on
     investments.............    (300,072) (1,369,662)  (7,078,730) (12,943,731)    807,023     718,583
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,205,804   3,243,075   15,964,684   19,129,087   1,672,920     638,623
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,779,091   1,587,821    7,174,367    3,382,487   1,823,321     572,184
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      17,632     (63,459)     403,484      576,435   3,451,714   7,762,951
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (534,955)   (135,949)  (1,220,131)  (2,089,614)   (276,247)   (338,441)
     Surrenders..............  (4,548,551) (3,846,049) (33,326,326) (34,225,608) (4,241,790) (3,817,975)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (35,963)    (42,512)    (239,055)    (337,455)    (95,066)    (86,435)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (168,870)   (313,278)  (1,274,158)    (743,311)    182,574     159,632
     Transfers (to) from
       other subaccounts.....    (692,146) (2,646,463) (16,282,139) (11,060,545) (3,725,721) (3,219,581)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,962,853) (7,047,710) (51,938,325) (47,880,098) (4,704,536)    460,151
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (4,183,762) (5,459,889) (44,763,958) (44,497,611) (2,881,215)  1,032,335
Net assets at beginning
  of year....................  30,762,086  36,221,975  232,388,929  276,886,540  55,295,925  54,263,590
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,578,324  30,762,086  187,624,971  232,388,929  52,414,710  55,295,925
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     467,525     483,561      997,345    2,284,982   1,095,045   3,134,447
   Units redeemed............  (1,059,049) (1,234,238)  (3,545,779)  (4,576,850) (1,948,938) (3,337,101)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (591,525)   (750,677)  (2,548,435)  (2,291,868)   (853,893)   (202,654)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------
                                 VIP Mid Cap                    VIP Mid Cap
                              Portfolio -- Initial Class Portfolio -- Service Class 2
                              ----------------------     ----------------------------
                              Year ended December 31,     Year ended December 31,
                              ----------------------     ----------------------------
                                2005           2004          2005           2004
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (247)          (313)     (3,248,110)    (2,316,640)
   Net realized gain
     (loss) on
     investments.............   3,159          9,855      15,265,616     11,164,194
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,814           (237)     18,051,962     23,897,054
   Capital gain
     distributions...........     483             --       3,256,577             --
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   5,209          9,305      33,326,045     32,744,608
                               -------        -------     -----------    -----------
From capital
  transactions:
   Net premiums..............   1,361            490      16,409,098     18,507,462
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --             --        (980,336)      (888,699)
     Surrenders..............  (8,409)       (36,725)    (17,715,214)   (11,385,027)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --             --        (358,975)      (234,564)
     Capital
       contribution
       (withdrawal)..........      --             --              --             --
     Transfers (to) from
       the Guarantee
       Account...............      36            106       2,282,384      4,807,299
     Transfers (to) from
       other subaccounts.....   2,153          2,962      29,065,829     22,851,461
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,859)       (33,167)     28,702,786     33,657,932
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets.................     350        (23,862)     62,028,831     66,402,540
Net assets at beginning
  of year....................  37,414         61,276     191,416,505    125,013,965
                               -------        -------     -----------    -----------
Net assets at end of
  period..................... $37,764         37,414     253,445,336    191,416,505
                               =======        =======     ===========    ===========
Changes in units (note
  5):
   Units purchased...........     284            311       5,993,579      7,984,532
   Units redeemed............    (608)        (2,694)     (4,288,166)    (5,610,370)
                               -------        -------     -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (325)        (2,383)      1,705,413      2,374,162
                               =======        =======     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------
                                    VIP Overseas            VIP Value Strategies
                                Portfolio -- Initial        Portfolio -- Service
                                        Class                      Class 2
                              ------------------------    ------------------------
                                                                       Period from
                                                           Year ended   April 30,
                               Year ended December 31,    December 31,   2004 to
                              ------------------------    ------------ December 31,
                                  2005           2004         2005         2004
                              ------------    ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (141,489)     (212,876)    (32,588)      (5,252)
   Net realized gain
     (loss) on
     investments.............    4,899,767     4,407,381      14,448       17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    8,099,479     4,530,773      52,602      152,399
   Capital gain
     distributions...........           --            --      52,042           --
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,857,757     8,725,278      86,504      164,163
                              ------------    ----------   ---------    ---------
From capital
  transactions:
   Net premiums..............       78,322         4,441   1,028,016      880,336
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (305,298)     (258,519)    (29,233)          --
     Surrenders..............  (10,805,430)   (9,755,240)    (61,471)     (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (78,759)      (88,880)     (4,838)        (398)
     Capital
       contribution
       (withdrawal)..........           --            --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (272,957)      557,879     107,813       58,558
     Transfers (to) from
       other subaccounts.....     (183,606)   16,227,445     164,401      504,216
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (11,567,728)    6,687,126   1,204,688    1,430,475
                              ------------    ----------   ---------    ---------
Increase (decrease) in
  net assets.................    1,290,029    15,412,404   1,291,192    1,594,638
Net assets at beginning
  of year....................   83,792,430    68,380,026   1,594,638           --
                              ------------    ----------   ---------    ---------
Net assets at end of
  period..................... $ 85,082,459    83,792,430   2,885,830    1,594,638
                              ============    ==========   =========    =========
Changes in units (note
  5):
   Units purchased...........      922,479     2,579,751     179,118      195,755
   Units redeemed............   (1,485,945)   (1,969,793)    (66,721)     (54,199)
                              ------------    ----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (563,466)      609,958     112,397      141,556
                              ============    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------
                                  Franklin            Franklin                 Mutual
                                   Income             Large Cap                Shares
                                 Securities       Growth Securities          Securities
                               Fund -- Class 2     Fund -- Class 2         Fund -- Class 2
                                   Shares              Shares                  Shares
                              ----------------- ----------------------  ----------------------
                                 Period from
                              April 29, 2005 to Year ended December 31, Year ended December 31,
                                December 31,    ----------------------  ----------------------
                                    2005           2005        2004        2005        2004
                              ----------------- ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (164,320)        (135)         (8)        (86)         (5)
   Net realized gain
     (loss) on
     investments.............       (144,897)        (693)         --          86          24
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        116,975          600          47       1,021          --
   Capital gain
     distributions...........             --           --          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (192,242)        (228)         39       1,021          19
                                 -----------    ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     54,506,371       42,002       1,200      28,967          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         (4,591)          --          --          --          --
     Surrenders..............       (322,561)        (803)         --        (673)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....         (8,560)          (6)         --          --          --
     Capital
       contribution
       (withdrawal)..........             --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      1,600,357        6,866          (1)     33,928         (19)
     Transfers (to) from
       other subaccounts.....      4,629,142       (4,416)         --       2,025          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     60,400,158       43,643       1,199      64,247         (19)
                                 -----------    ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     60,207,916       43,415       1,238      65,268          --
Net assets at beginning
  of year....................             --        1,238          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
Net assets at end of
  period.....................    $60,207,916       44,653       1,238      65,268          --
                                 ===========    =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      9,201,510       23,608          97       7,162       3,602
   Units redeemed............     (3,276,627)     (19,978)         --      (2,659)     (3,602)
                                 -----------    ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      5,924,883        3,631          97       4,503          --
                                 ===========    =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Franklin Templeton Variable Insurance
                                      Products Trust (continued)
                              -------------------------------------------
                                  Templeton Foreign     Templeton Foreign
                                 Securities Fund --     Securities Fund --
                                   Class I Shares        Class 2 Shares
                              ------------------------  -----------------
                                           Period from
                                           December 15,    Year ended
                               Year ended    2004 to      December 31,
                              December 31, December 31, -----------------
                                  2005         2004       2005     2004
                              ------------ ------------ -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9,954)       (21)       (48)     (71)
   Net realized gain
     (loss) on
     investments.............      83,922         --      6,103    4,266
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,057,362        784       (620)    (938)
   Capital gain
     distributions...........          --         --         --       --
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,131,330        763      5,435    3,257
                              -----------    -------    -------   ------
From capital
  transactions:
   Net premiums..............      93,858         --     27,619    5,162
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (180,375)        --         --       --
     Surrenders..............  (1,059,930)        --    (17,796)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,171)        --         (3)      (3)
     Capital
       contribution
       (withdrawal)..........          --         --         --       --
     Transfers (to) from
       the Guarantee
       Account...............     468,459         --      3,175      (12)
     Transfers (to) from
       other subaccounts.....  14,403,621    159,073       (208)    (292)
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  13,716,462    159,073     12,787    4,855
                              -----------    -------    -------   ------
Increase (decrease) in
  net assets.................  14,847,792    159,836     18,222    8,112
Net assets at beginning
  of year....................     159,836         --     23,602   15,490
                              -----------    -------    -------   ------
Net assets at end of
  period..................... $15,007,628    159,836     41,824   23,602
                              ===========    =======    =======   ======
Changes in units (note
  5):
   Units purchased...........   1,712,295     15,631     13,152    2,034
   Units redeemed............    (379,571)        --    (11,714)  (1,675)
                              -----------    -------    -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,332,723     15,631      1,437      359
                              ===========    =======    =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Franklin Templeton Variable Insurance
                                     Products Trust (continued)
                              ------------------------------------------
                              Templeton Global     Templeton Global
                              Asset Allocation     Income Securities
                              Fund -- Class 2       Fund -- Class I
                                  Shares                Shares
                              ---------------  -------------------------
                                                            Period from
                                Year ended                  December 15,
                               December 31,     Year ended    2004 to
                              ---------------  December 31, December 31,
                                2005    2004       2005         2004
                              -------   ----   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    23     (2)      41,267        --
   Net realized gain
     (loss) on
     investments.............      (2)    73      (48,037)       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      29     --      (53,754)       --
   Capital gain
     distributions...........      --     --           --        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         operations..........      50     71      (60,524)       --
                              -------   ----    ---------        --
From capital
  transactions:
   Net premiums..............   1,679     --       29,341        --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --     --      (11,378)       --
     Surrenders..............      --     --     (833,557)       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --       (3,973)       --
     Capital
       contribution
       (withdrawal)..........      --     --           --        --
     Transfers (to) from
       the Guarantee
       Account...............       1    (71)      48,518        --
     Transfers (to) from
       other subaccounts.....      --     --    9,218,316        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,680    (71)   8,447,267        --
                              -------   ----    ---------        --
Increase (decrease) in
  net assets.................   1,730     --    8,386,743        --
Net assets at beginning
  of year....................      --     --           --        --
                              -------   ----    ---------        --
Net assets at end of
  period..................... $ 1,730     --    8,386,743        --
                              =======   ====    =========        ==
Changes in units (note
  5):
   Units purchased...........   1,712    920    1,068,478        --
   Units redeemed............  (1,594)  (920)    (203,810)       --
                              -------   ----    ---------        --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     118     --      864,668        --
                              =======   ====    =========        ==

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc.
                              -----------------------------------------------------------------------------
                                  Global Income Fund            Income Fund        International Equity Fund
                              -------------------------  ------------------------  ------------------------
                               Period from
                               January 1,
                                 2005 to     Year ended   Year ended December 31,  Year ended December 31,
                               August 25,   December 31, ------------------------  ------------------------
                                  2005          2004         2005         2004        2005         2004
                              ------------  ------------ -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)     689,177    3,900,198    4,323,331      72,881      150,403
   Net realized gain
     (loss) on
     investments.............      830,976      (13,481)  (1,794,602)  (1,267,226)  2,193,830   (1,164,596)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)     554,445   (1,584,089)  (1,765,333)  5,848,893    6,588,127
   Capital gain
     distributions...........           --           --       72,723    1,259,033          --           --
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   1,230,141      594,230    2,549,805   8,115,604    5,573,934
                              ------------   ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396       45,850    4,707,358   11,654,641      97,992       55,753
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (15,860)     (27,773)    (818,907)  (1,176,137)   (179,328)     (51,822)
     Surrenders..............     (909,547)  (1,767,168) (16,662,573) (20,489,404) (4,745,394)  (2,986,069)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)     (11,002)    (171,184)    (186,653)    (32,406)     (24,717)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399      (95,944)    (252,127)  (1,388,492)     42,977      524,224
     Transfers (to) from
       other subaccounts.....   (7,000,827)     (35,764)  (5,891,467) (21,670,986)  5,004,760    5,885,171
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)  (1,891,801) (19,088,900) (33,257,031)    188,601    3,402,540
                              ------------   ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)    (661,660) (18,494,670) (30,707,226)  8,304,205    8,976,474
Net assets at beginning
  of year....................   15,876,587   16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ------------   ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ============   ==========  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450      304,030    1,908,610    3,497,033   2,015,804    2,192,674
   Units redeemed............     (710,623)    (457,254)  (3,326,262)  (5,924,043) (1,940,626)  (1,872,185)
                              ------------   ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (613,173)    (153,224)  (1,417,651)  (2,427,010)     75,179      320,489
                              ============   ==========  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                  2005          2004         2005         2004          2005          2004
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,768,607     (980,690)   3,475,936    (1,715,775)  (1,375,753)   (1,165,245)
   Net realized gain
     (loss) on
     investments.............    8,181,999    9,312,867           --            --    3,984,091     3,912,180
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,146,394      478,207           --            --   (3,255,476)    3,283,022
   Capital gain
     distributions...........    8,244,222   19,408,411           --            --           --            --
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   20,341,222   28,218,795    3,475,936    (1,715,775)    (647,138)    6,029,957
                              ------------  -----------  -----------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............    5,614,014   12,090,035   32,548,128    54,100,738    5,016,664    12,629,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,279,233)  (1,801,581) (22,274,201)  (16,869,949)    (506,913)     (753,013)
     Surrenders..............  (24,537,116) (21,016,656) (87,907,351) (112,193,000) (11,509,679)  (13,361,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (311,253)    (286,333)    (351,786)     (442,044)    (192,096)     (185,315)
     Capital
       contribution
       (withdrawal)..........           --           --           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............       10,427    1,769,516  (10,129,155)  (26,352,949)    (255,418)    1,328,705
     Transfers (to) from
       other subaccounts.....  (11,039,552)  (7,236,321)  55,936,622    (6,013,111) (11,138,407)  (10,873,946)
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (31,542,713) (16,481,340) (32,177,743) (107,770,315) (18,585,849)  (11,216,017)
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................  (11,201,491)  11,737,455  (28,701,807) (109,486,090) (19,232,987)   (5,186,060)
Net assets at beginning
  of year....................  224,675,515  212,938,060  253,478,621   362,964,711  127,243,796   132,429,856
                              ------------  -----------  -----------  ------------  -----------   -----------
Net assets at end of
  period..................... $213,474,024  224,675,515  224,776,814   253,478,621  108,010,809   127,243,796
                              ============  ===========  ===========  ============  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,904,223    4,018,004   52,532,191    62,876,505    1,961,820     4,489,260
   Units redeemed............   (3,684,140)  (4,932,022) (54,687,115)  (72,139,803)  (3,874,226)   (5,871,609)
                              ------------  -----------  -----------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,779,917)    (914,018)  (2,154,924)   (9,263,298)  (1,912,406)   (1,382,349)
                              ============  ===========  ===========  ============  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              -------------------------   ------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,   Year ended December 31,
                              -------------------------   ------------------------  --------------------------
                                  2005           2004         2005         2004         2005          2004
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,487,558     4,941,453       41,635      577,383     (525,768)    4,347,188
   Net realized gain
     (loss) on
     investments.............    6,352,201     5,629,540    9,585,042      161,362    4,032,491     4,983,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,565,373)    9,231,361    3,422,133   43,542,840    2,136,549        66,760
   Capital gain
     distributions...........    8,907,987     9,845,407           --           --    2,651,533     2,108,850
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,182,373    29,647,761   13,048,810   44,281,585    8,294,805    11,506,626
                              ------------   -----------  -----------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    6,819,800     8,395,843   14,729,298   25,883,934    8,889,059    11,637,789
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (752,455)     (846,153)  (4,390,966)  (5,704,950)    (655,816)     (243,452)
     Surrenders..............  (19,166,304)  (14,270,178) (72,359,265) (65,453,911)  (9,885,597)   (7,051,220)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (177,636)     (131,462)    (723,378)    (774,616)    (202,861)     (143,353)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      731,100     2,364,087      622,474    6,752,613    1,480,903     3,692,717
     Transfers (to) from
       other subaccounts.....   (2,823,978)   19,145,794  (26,971,699) (14,746,936)   1,643,669    14,417,994
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,369,473)   14,657,931  (89,093,536) (54,043,866)   1,269,357    22,310,475
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................   (3,187,100)   44,305,692  (76,044,726)  (9,762,281)   9,564,162    33,817,101
Net assets at beginning
  of year....................  137,381,353    93,075,661  543,296,499  553,058,780  109,298,425    75,481,324
                              ------------   -----------  -----------  -----------  -----------   -----------
Net assets at end of
  period..................... $134,194,253   137,381,353  467,251,773  543,296,499  118,862,587   109,298,425
                              ============   ===========  ===========  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    2,083,890     3,816,709    5,399,459   11,638,126    3,170,104     5,125,500
   Units redeemed............   (2,475,591)   (2,738,070) (10,012,752) (13,354,120)  (3,089,318)   (3,447,411)
                              ------------   -----------  -----------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (391,701)    1,078,639   (4,613,293)  (1,715,994)      80,786     1,678,089
                              ============   ===========  ===========  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,307,194      940,945     (412,847)    (219,057)   (132,030)    (93,453)
   Net realized gain
     (loss) on
     investments.............    7,405,497    3,411,934    2,022,714    1,357,242     929,134     631,327
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,291,503)  19,713,038     (898,856)   5,088,086     (90,551)  1,949,212
   Capital gain
     distributions...........   14,418,610    4,810,827           --           --     128,803          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   21,839,798   28,876,744      711,011    6,226,271     835,356   2,487,086
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  378,132,407  199,929,428    3,816,642    7,022,475   2,212,499   5,065,634
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,236,252)    (984,635)    (764,461)    (980,771)   (187,035)   (176,997)
     Surrenders..............  (47,263,640) (26,644,274)  (9,911,106)  (9,776,150) (2,831,246) (1,938,590)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (622,172)    (291,530)    (156,211)    (149,273)    (72,358)    (56,649)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   71,128,451   52,912,997      (24,115)   1,189,045     227,058     617,075
     Transfers (to) from
       other subaccounts.....    5,416,622   26,128,668   (5,972,782)  (5,153,999)   (508,052)    653,130
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  405,555,416  251,050,654  (13,012,033)  (7,848,673) (1,159,134)  4,163,603
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  427,395,214  279,927,398  (12,301,022)  (1,622,402)   (323,778)  6,650,689
Net assets at beginning
  of year....................  499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $926,604,528  499,209,314   89,486,172  101,787,194  34,230,441  34,554,219
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   53,491,982   30,481,718    1,219,733    2,561,195     600,291   1,122,477
   Units redeemed............  (15,196,353)  (6,606,666)  (2,472,354)  (3,380,541)   (740,899)   (724,973)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   38,295,629   23,875,052   (1,252,621)    (819,346)   (140,608)    397,504
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                    Greenwich Street Series
                                       Goldman Sachs Variable Insurance Trust               Fund
                                 -------------------------------------------------  ----------------------
                                      Goldman Sachs             Goldman Sachs         Salomon Brothers
                                    Growth and Income           Mid Cap Value        Variable Aggressive
                                           Fund                     Fund            Growth Fund -- Class II
                                 -----------------------  ------------------------  ----------------------
                                 Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2005        2004         2005         2004        2005        2004
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    52,127     102,647    2,835,320    5,246,445   (109,332)    (66,476)
   Net realized gain
     (loss) on
     investments................   2,030,910   1,013,277   12,077,349   11,043,349    118,522      53,414
   Change in unrealized
     appreciation
     (depreciation) on
     investments................  (1,221,935)  3,241,395   (8,339,724)  10,142,800    599,012     308,717
   Capital gain
     distributions..............          --          --   14,787,489    9,752,987         --          --
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations.............     861,102   4,357,319   21,360,434   36,185,581    608,202     295,655
                                 -----------  ----------  -----------  -----------  ---------   ---------
From capital
  transactions:
   Net premiums.................      71,979      58,950    3,584,042      305,754  2,134,554   2,355,957
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (210,319)    (62,687)  (1,058,809)    (709,801)        --     (41,744)
     Surrenders.................  (6,037,715) (2,722,654) (29,444,134) (18,858,008)  (435,693)   (213,913)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (37,907)    (25,113)    (209,573)    (180,804)   (13,532)     (5,744)
     Capital
       contribution
       (withdrawal).............          --          --           --           --         --          --
     Transfers (to) from
       the Guarantee
       Account..................      99,467     366,245    1,076,021      459,415    139,753     326,687
     Transfers (to) from
       other subaccounts........   4,384,940  10,719,073   19,489,425   16,413,725    114,776     851,624
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,729,555)  8,333,814   (6,563,028)  (2,569,719) 1,939,858   3,272,867
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets....................    (868,453) 12,691,133   14,797,406   33,615,862  2,548,060   3,568,522
Net assets at beginning
  of year.......................  34,995,499  22,304,366  191,656,121  158,040,259  5,898,441   2,329,919
                                 -----------  ----------  -----------  -----------  ---------   ---------
Net assets at end of
  period........................ $34,127,046  34,995,499  206,453,527  191,656,121  8,446,501   5,898,441
                                 ===========  ==========  ===========  ===========  =========   =========
Changes in units (note
  5):
   Units purchased..............   1,366,747   1,835,294    3,482,260    3,994,282    303,284     417,557
   Units redeemed...............  (1,541,025)   (951,568)  (3,535,689)  (4,243,688)  (139,550)   (152,993)
                                 -----------  ----------  -----------  -----------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (174,278)    883,726      (53,428)    (249,406)   163,734     264,564
                                 ===========  ==========  ===========  ===========  =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              -----------------------------------------------------------------
                                                                                    Core Equity
                                       Balanced                  Balanced          Portfolio --
                              Portfolio -- Institutional   Portfolio -- Service    Institutional
                                        Shares                    Shares              Shares
                              -------------------------  ------------------------  ------------
                                                                                    Year ended
                               Year ended December 31,    Year ended December 31,  December 31,
                              -------------------------  ------------------------  ------------
                                  2005          2004         2005         2004      2005   2004
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,262,177    2,490,727      625,062      810,148    (48)   (28)
   Net realized gain
     (loss) on
     investments.............    5,617,600      (33,278)   2,522,786    1,718,059     16      4
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,861,722   20,696,455    4,164,990    5,355,519  1,104    650
   Capital gain
     distributions...........           --           --           --           --     --     --
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         operations..........   17,741,499   23,153,904    7,312,838    7,883,726  1,072    626
                              ------------  -----------  -----------  -----------  -----  -----
From capital
  transactions:
   Net premiums..............      776,779      786,842   12,473,045   13,785,960    611     --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (4,084,195)  (4,709,927)    (616,085)  (1,281,317)    --     --
     Surrenders..............  (56,901,230) (50,307,835) (11,545,285)  (8,570,939)    --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (360,751)    (436,787)    (217,382)    (195,221)    --     --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --     --     --
     Transfers (to) from
       the Guarantee
       Account...............     (940,751)  (3,684,775)     680,337    2,398,174     (1)    (1)
     Transfers (to) from
       other subaccounts.....  (16,349,775) (25,581,869)  (4,861,362)  (6,005,852) 1,641  2,646
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (77,859,923) (83,934,351)  (4,086,732)     130,805  2,251  2,645
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets.................  (60,118,424) (60,780,447)   3,226,106    8,014,531  3,323  3,271
Net assets at beginning
  of year....................  341,094,168  401,874,615  126,021,760  118,007,229  6,224  2,953
                              ------------  -----------  -----------  -----------  -----  -----
Net assets at end of
  period..................... $280,975,744  341,094,168  129,247,866  126,021,760  9,547  6,224
                              ============  ===========  ===========  ===========  =====  =====
Changes in units (note
  5):
   Units purchased...........    1,379,469    2,636,754    2,159,132    2,976,298    234    330
   Units redeemed............   (5,411,352)  (7,296,856)  (2,606,978)  (3,047,635)    (7)   (16)
                              ------------  -----------  -----------  -----------  -----  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (4,031,883)  (4,660,102)    (447,847)     (71,337)   226    314
                              ============  ===========  ===========  ===========  =====  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              ---------------------------------------------------------------------------
                              Flexible Bond Portfolio --    Forty Portfolio --       Forty Portfolio --
                                 Institutional Shares      Institutional Shares        Service Shares
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,752,122    2,469,989   (1,737,759)  (1,780,177)   (382,606)   (339,147)
   Net realized gain
     (loss) on
     investments.............     (968,930)      90,887    3,023,119   (6,349,657)  1,219,554     359,195
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,961,412)  (1,635,540)  12,958,072   29,954,685   1,774,124   3,387,633
   Capital gain
     distributions...........    1,418,830      495,170           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........      240,610    1,420,506   14,243,432   21,824,851   2,611,072   3,407,681
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       72,417      117,385      380,912      266,224   1,404,697   2,324,630
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (889,018)    (430,458)    (766,788)    (949,881)    (99,516)   (146,911)
     Surrenders..............   (9,648,209) (10,291,640) (21,396,495) (16,668,793) (2,222,509) (1,543,127)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (51,618)     (72,013)    (194,721)    (203,516)    (39,597)    (28,661)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (505,469)  (1,750,011)    (523,367)  (1,206,758)    148,184     417,012
     Transfers (to) from
       other subaccounts.....   (2,992,241) (10,711,430)  (8,201,836) (11,485,758)   (120,744) (1,768,903)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,014,138) (23,138,167) (30,702,295) (30,248,482)   (929,485)   (745,960)
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (13,773,528) (21,717,661) (16,458,863)  (8,423,631)  1,681,587   2,661,721
Net assets at beginning
  of year....................   54,713,233   76,430,894  149,722,435  158,146,066  24,597,623  21,935,902
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $ 40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      498,668    1,239,943    1,551,169    1,624,620     690,504     665,652
   Units redeemed............   (1,371,945)  (2,718,785)  (3,502,093)  (3,758,674)   (836,131)   (864,878)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (873,278)  (1,478,842)  (1,950,924)  (2,134,054)   (145,627)   (199,226)
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   Global Life Sciences         Global Technology          International Growth
                                 Portfolio -- Service Shares Portfolio -- Service Shares Portfolio -- Institutional Shares
                                 --------------------------  --------------------------  --------------------------------
                                 Year ended December 31,     Year ended December 31,      Year ended December 31,
                                 --------------------------  --------------------------  --------------------------------
                                     2005          2004         2005          2004           2005             2004
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (246,508)     (248,277)    (195,001)     (297,054)      (246,019)        (511,235)
   Net realized gain
     (loss) on
     investments................   1,134,600       631,411      146,908      (770,771)     9,362,424        3,160,892
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     830,132     1,112,733    1,065,694       (19,532)    18,450,421       11,621,055
   Capital gain
     distributions..............          --            --           --            --             --               --
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         operations.............   1,718,224     1,495,867    1,017,601    (1,087,357)    27,566,826       14,270,712
                                  -----------   ----------    ----------    ----------     -----------      -----------
From capital
  transactions:
   Net premiums.................      67,570       136,569       84,250     1,053,178        176,598          264,144
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (57,126)     (123,892)     (24,490)      (94,173)      (367,909)        (459,653)
     Surrenders.................  (2,221,033)   (1,847,731)  (2,110,038)   (2,679,737)   (14,689,715)     (12,334,826)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,647)      (23,830)     (23,186)      (40,866)      (107,157)        (109,487)
     Capital
       contribution
       (withdrawal).............          --            --           --            --             --               --
     Transfers (to) from
       the Guarantee
       Account..................     (32,128)      139,625      (53,265)      140,492       (562,258)        (711,956)
     Transfers (to) from
       other subaccounts........     859,607       112,692   (1,728,524)   (4,239,576)    11,338,968       (1,286,553)
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,404,757)   (1,606,567)  (3,855,253)   (5,860,682)    (4,211,473)     (14,638,331)
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets....................     313,467      (110,700)  (2,837,652)   (6,948,039)    23,355,353         (367,619)
Net assets at beginning
  of year.......................  15,232,849    15,343,549   15,926,196    22,874,235     96,151,544       96,519,163
                                  -----------   ----------    ----------    ----------     -----------      -----------
Net assets at end of
  period........................ $15,546,316    15,232,849   13,088,544    15,926,196    119,506,897       96,151,544
                                  ===========   ==========    ==========    ==========     ===========      ===========
Changes in units (note
  5):
   Units purchased..............   1,145,875     1,428,385    1,317,287     3,741,124      2,647,056        2,174,109
   Units redeemed...............  (1,277,107)   (1,655,044)  (2,468,978)   (5,679,312)    (2,807,972)      (3,114,255)
                                  -----------   ----------    ----------    ----------     -----------      -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (131,232)     (226,659)  (1,151,692)   (1,938,188)      (160,915)        (940,146)
                                  ===========   ==========    ==========    ==========     ===========      ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   International Growth          Large Cap Growth                 Large Cap Growth
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                 Year ended December 31,      Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2005          2004          2005             2004            2005          2004
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (121,420)     (167,699)   (1,881,583)      (2,753,711)       (208,164)     (279,819)
   Net realized gain
     (loss) on
     investments................   1,742,166     1,719,974    (5,014,704)     (12,034,080)        109,627      (428,340)
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   4,789,701     2,268,702    10,507,382       19,403,215         390,083       940,240
   Capital gain
     distributions..............          --            --            --               --              --            --
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   6,410,447     3,820,977     3,611,095        4,615,424         291,546       232,081
                                  -----------   ----------     -----------      -----------     ----------    ----------
From capital
  transactions:
   Net premiums.................      22,667     4,417,991       609,901          204,723         106,486       100,237
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (26,329)     (532,454)   (1,233,977)      (1,578,531)       (103,737)     (208,483)
     Surrenders.................  (1,460,279)   (1,528,153)  (27,672,159)     (27,831,504)     (1,320,783)   (1,856,620)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (47,297)      (35,563)     (222,709)        (301,333)        (18,094)      (21,702)
     Capital
       contribution
       (withdrawal).............          --            --            --               --              --            --
     Transfers (to) from
       the Guarantee
       Account..................     (58,005)      391,916    (1,233,334)      (1,919,992)         14,830        70,800
     Transfers (to) from
       other subaccounts........  (4,232,442)   (3,411,847)  (14,276,457)     (20,314,959)     (1,728,348)   (1,589,141)
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (5,801,685)     (698,110)  (44,028,735)     (51,741,596)     (3,049,646)   (3,504,909)
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets....................     608,762     3,122,867   (40,417,640)     (47,126,172)     (2,758,100)   (3,272,828)
Net assets at beginning
  of year.......................  25,980,241    22,857,374   196,578,288      243,704,460      16,511,481    19,784,309
                                  -----------   ----------     -----------      -----------     ----------    ----------
Net assets at end of
  period........................ $26,589,003    25,980,241   156,160,648      196,578,288      13,753,381    16,511,481
                                  ===========   ==========     ===========      ===========     ==========    ==========
Changes in units (note
  5):
   Units purchased..............     259,837     6,441,537       996,476        1,865,936         157,150       601,773
   Units redeemed...............    (923,281)   (6,723,620)   (3,941,561)      (5,474,276)       (647,422)   (1,223,314)
                                  -----------   ----------     -----------      -----------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (663,444)     (282,083)   (2,945,085)      (3,608,340)       (490,272)     (621,541)
                                  ===========   ==========     ===========      ===========     ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------
                              Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                 Institutional Shares         Service Shares            Institutional Shares
                              -------------------------   --------------------------  ----------------------------
                               Year ended December 31,    Year ended December 31,      Year ended December 31,
                              -------------------------   --------------------------  ----------------------------
                                  2005           2004        2005          2004           2005           2004
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,798,909)   (1,918,946)   (221,242)     (216,681)      (174,482)    (1,129,141)
   Net realized gain
     (loss) on
     investments.............   (5,982,011)  (17,151,565)    544,446       135,723     (9,988,420)   (18,838,312)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,964,655    41,941,739     926,883     2,452,204     17,085,523     26,250,152
   Capital gain
     distributions...........           --            --          --            --             --             --
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,183,735    22,871,228   1,250,087     2,371,246      6,922,621      6,282,699
                              ------------   -----------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums..............      497,747       265,500      68,696       225,828        593,119        523,775
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (785,887)     (812,799)    (65,470)      (85,377)    (1,838,598)    (1,885,350)
     Surrenders..............  (17,425,631)  (15,079,428) (1,068,804)     (930,722)   (34,384,685)   (38,370,706)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173,797)     (196,960)    (20,192)      (18,871)      (235,385)      (320,119)
     Capital
       contribution
       (withdrawal)..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account...............     (437,445)     (234,813)    (23,846)      197,738     (1,144,889)    (1,917,954)
     Transfers (to) from
       other subaccounts.....   (8,308,966)  (10,221,557) (1,645,419)      232,832    (15,947,430)   (22,243,255)
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (26,633,979)  (26,280,057) (2,755,035)     (378,572)   (52,957,868)   (64,213,609)
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.................  (14,450,244)   (3,408,829) (1,504,948)    1,992,674    (46,035,247)   (57,930,910)
Net assets at beginning
  of year....................  136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                              ------------   -----------   ----------    ----------    -----------    -----------
Net assets at end of
  period..................... $122,136,039   136,586,283  14,045,442    15,550,390    179,660,520    225,695,767
                              ============   ===========   ==========    ==========    ===========    ===========
Changes in units (note
  5):
   Units purchased...........      762,336     1,381,995     669,193       809,695        825,648      1,518,160
   Units redeemed............   (2,384,596)   (3,188,666) (1,216,182)     (926,663)    (3,457,735)    (4,845,916)
                              ------------   -----------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,622,260)   (1,806,671)   (546,989)     (116,968)    (2,632,088)    (3,327,756)
                              ============   ===========   ==========    ==========    ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Janus Aspen Series (continued)   J.P. Morgan Series Trust II
                              -----------------------------  -------------------------------
                                  Worldwide Growth                             International
                              Portfolio -- Service Shares     Bond Portfolio  Equity Portfolio
                              -----------------------------  ---------------  --------------
                                                                Year ended      Year ended
                              Year ended December 31,          December 31,    December 31,
                              -----------------------------  ---------------  --------------
                                  2005           2004          2005    2004    2005     2004
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (69,526)      (150,931)      2,351   1,540    (235)      (4)
   Net realized gain
     (loss) on
     investments.............      16,935         68,401        (869)    (68)      6      134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     700,384        518,585        (184)   (724)  3,015      (11)
   Capital gain
     distributions...........          --             --          68     443      --       --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     647,793        436,055       1,366   1,191   2,786      119
                               -----------     ----------    -------  ------  ------   ------
From capital
  transactions:
   Net premiums..............     354,202        202,036      87,489  16,806  58,380    6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (130,432)      (268,159)         --      --      --       --
     Surrenders..............  (1,359,811)    (1,756,349)    (14,327)     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,186)       (24,595)       (184)    (96)     (1)      (1)
     Capital
       contribution
       (withdrawal)..........          --             --          --      --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      (2,739)        84,946      25,826   1,727  (6,180)     (11)
     Transfers (to) from
       other subaccounts.....  (1,633,203)    (1,733,738)      3,171      --  (6,067)      --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,792,169)    (3,495,859)    101,975  18,437  46,132    5,988
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets.................  (2,144,376)    (3,059,804)    103,341  19,628  48,918    6,107
Net assets at beginning
  of year....................  20,557,005     23,616,809      51,387  31,759   6,412      305
                               -----------     ----------    -------  ------  ------   ------
Net assets at end of
  period..................... $18,412,629     20,557,005     154,728  51,387  55,330    6,412
                               ===========     ==========    =======  ======  ======   ======
Changes in units (note
  5):
   Units purchased...........     356,751        605,068      10,693   1,878   5,485    2,172
   Units redeemed............    (835,023)    (1,224,314)       (764)    (65) (1,019)  (1,769)
                               -----------     ----------    -------  ------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract
     owners during the
     years or lesser
     period ended
     December 31, 2005
     and 2004................    (478,272)      (619,246)      9,928   1,813   4,466      403
                               ===========     ==========    =======  ======  ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 J.P. Morgan Series Trust II (continued)
                              ----------------------------------------------
                                   Mid Cap          Small      U.S. Large Cap
                                    Value          Company      Core Equity
                                  Portfolio       Portfolio      Portfolio
                              ----------------  -------------  -------------
                                 Year ended       Year ended    Year ended
                                December 31,     December 31,  December 31,
                              ----------------  -------------  -------------
                                2005     2004    2005    2004   2005    2004
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (246)   (158)    (76)   (19)     (6)     --
   Net realized gain
     (loss) on
     investments.............    2,271   6,268     (22)     4     (71)     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,524  (2,373)    384    312      91      --
   Capital gain
     distributions...........      154      23     326     --      --      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........    3,703   3,760     612    297      14      --
                              --------  ------  ------  -----  ------   -----
From capital
  transactions:
   Net premiums..............   41,320  23,965  13,509  7,206   1,923   6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --      --      --     --      --      --
     Surrenders..............  (16,576)     --      --     --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (32)    (25)    (16)   (16)     --      --
     Capital
       contribution
       (withdrawal)..........       --      --      --     --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   12,011    (439) (2,490)    92  (5,237)     --
     Transfers (to) from
       other subaccounts.....      672    (189)    116     --      23      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   37,395  23,312  11,119  7,282  (3,291)  6,000
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets.................   41,098  27,072  11,731  7,579  (3,277)  6,000
Net assets at beginning
  of year....................   43,781  16,709   7,579     --   6,000      --
                              --------  ------  ------  -----  ------   -----
Net assets at end of
  period..................... $ 84,879  43,781  19,310  7,579   2,723   6,000
                              ========  ======  ======  =====  ======   =====
Changes in units (note
  5):
   Units purchased...........    6,985   6,431   1,356    469     365     449
   Units redeemed............   (3,640) (4,886)   (678)    (1)   (605)     --
                              --------  ------  ------  -----  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,345   1,545     679    468    (240)    449
                              ========  ======  ======  =====  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                                 -----------------------------------------------------------------------
                                          MFS(R)
                                        Investors                 MFS(R)                  MFS(R)
                                       Growth Stock           Investors Trust          New Discovery
                                    Series -- Service        Series -- Service       Series -- Service
                                       Class Shares            Class Shares            Class Shares
                                 -----------------------  ----------------------  ----------------------
                                 Year ended December 31,  Year ended December 31, Year ended December 31,
                                 -----------------------  ----------------------  ----------------------
                                     2005        2004        2005        2004        2005        2004
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (354,101)   (399,687)   (268,926)   (236,244)   (575,548)   (679,289)
   Net realized gain
     (loss) on
     investments................     342,090     (10,388)    589,479     215,751   1,018,671   1,128,909
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     599,770   2,224,980     817,854   1,918,019     580,314     980,456
   Capital gain
     distributions..............          --          --          --          --          --          --
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     587,759   1,814,905   1,138,407   1,897,526   1,023,437   1,430,076
                                 -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums.................   1,467,140   3,341,140   1,222,572   1,821,423   2,582,377   4,503,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (295,057)   (232,027)   (175,333)   (232,008)    (42,418)   (453,532)
     Surrenders.................  (1,793,175) (2,005,156) (1,247,758) (1,460,433) (3,206,295) (4,109,768)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (44,244)    (38,159)    (38,762)    (34,461)    (62,740)    (74,082)
     Capital
       contribution
       (withdrawal).............          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account..................     114,268     484,361      87,398     561,572     (24,711)    912,172
     Transfers (to) from
       other subaccounts........  (1,579,563) (2,355,808) (1,319,346)   (840,113) (4,466,665) (8,320,907)
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (2,130,631)   (805,649) (1,471,229)   (184,020) (5,220,452) (7,542,546)
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets....................  (1,542,872)  1,009,256    (332,822)  1,713,506  (4,197,015) (6,112,470)
Net assets at beginning
  of year.......................  27,008,344  25,999,088  22,287,651  20,574,145  42,080,723  48,193,193
                                 -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................ $25,465,472  27,008,344  21,954,829  22,287,651  37,883,708  42,080,723
                                 ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased..............     417,153     937,192     278,398     477,097     916,295   2,463,195
   Units redeemed...............    (809,067) (1,277,708)   (475,249)   (552,825) (1,579,908) (3,542,529)
                                 -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (391,914)   (340,516)   (196,850)    (75,728)   (663,613) (1,079,334)
                                 ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     MFS(R)                 MFS(R)                    MFS(R)
                                Strategic Income         Total Return                Utilities
                                Series -- Service      Series -- Service         Series -- Service
                                  Class Shares           Class Shares              Class Shares
                              ----------------------- ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ----------------------- ----------------------  ----------------------
                                 2005        2004        2005        2004        2005        2004
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $       (3)         --     (96,299)        3      (462,114)   (101,673)
   Net realized gain
     (loss) on
     investments.............          2          --      14,843        80     4,438,600   1,510,137
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         22          --     190,993     2,576     2,309,286   6,923,010
   Capital gain
     distributions...........         --          --       1,043        --            --          --
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........         21          --     110,580     2,659     6,285,772   8,331,474
                              ----------   ---------   ----------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............         --          --  17,569,109     1,206     4,362,913   3,391,900
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --          --        --      (302,166)   (283,401)
     Surrenders..............       (283)         --    (394,278)       --    (3,695,859) (2,714,188)
     Cost of insurance
       and
       administrative
       expense (note 4a).....         --          --        (963)      (81)      (85,687)    (47,330)
     Capital
       contribution
       (withdrawal)..........         --          --          --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      3,483          --     477,795        77       972,846     647,529
     Transfers (to) from
       other subaccounts.....        120          --   2,703,626       (21)     (253,677)  2,036,063
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      3,320          --  20,355,289     1,181       998,370   3,030,573
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets.................      3,341          --  20,465,869     3,840     7,284,142  11,362,047
Net assets at beginning
  of year....................         --          --      31,199    27,359    38,784,968  27,422,921
                              ----------   ---------   ----------    ------   ----------  ----------
Net assets at end of
  period..................... $    3,341          --  20,497,068    31,199    46,069,110  38,784,968
                              ==========   =========   ==========    ======   ==========  ==========
Changes in units (note
  5):
   Units purchased...........        328          --   2,191,126       116     1,896,606   2,063,558
   Units redeemed............        (26)         --    (274,357)      (11)   (1,823,088) (1,789,134)
                              ----------   ---------   ----------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................        302          --   1,916,769       105        73,519     274,424
                              ==========   =========   ==========    ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Nations Separate Account Trust
                              -----------------------------------------------
                                                           Nations Marsico
                                  Nations Marsico           International
                                  Growth Portfolio     Opportunities Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (675,527)   (389,917)   (258,540)   (206,120)
   Net realized gain
     (loss) on
     investments.............   1,762,433     501,022   2,012,858     730,355
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,832,949   3,371,401   6,047,141   2,982,227
   Capital gain
     distributions...........          --          --     482,368      52,035
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,919,855   3,482,506   8,283,827   3,558,497
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  10,983,250  11,972,993  12,871,395  12,291,217
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (54,517)   (102,427)    (90,525)   (215,781)
     Surrenders..............  (1,802,997)   (969,326) (2,159,340) (1,083,203)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (101,348)    (49,522)    (92,511)    (32,687)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,261,997   2,606,719   1,836,168   2,425,867
     Transfers (to) from
       other subaccounts.....   3,169,372   2,764,073     141,453   8,846,168
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  14,455,757  16,222,510  12,506,640  22,231,581
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,375,612  19,705,016  20,790,467  25,790,078
Net assets at beginning
  of year....................  35,195,603  15,490,587  34,520,077   8,729,999
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $52,571,215  35,195,603  55,310,544  34,520,077
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   2,555,571   2,311,759   2,643,215   3,033,124
   Units redeemed............  (1,466,867)   (972,084) (1,735,572) (1,363,223)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,088,704   1,339,675     907,643   1,669,901
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance company, Inc.
                              -----------------------------------------------
                                     Old Mutual              Old Mutual
                                     Growth II            Large Cap Growth
                                     Portfolio                Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,948)   (170,549)   (195,427)   (254,453)
   Net realized gain
     (loss) on
     investments.............     169,478    (118,187)     77,732    (381,930)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     792,514     760,934     339,203   1,841,615
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     828,044     472,198     221,508   1,205,232
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       1,534      38,069       2,635      16,934
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (156,277)    (42,584)    (59,562)   (187,498)
     Surrenders..............  (1,283,053) (1,899,271) (2,928,300) (3,071,025)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,346)    (20,192)    (19,293)    (27,231)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (164,270)   (414,555)   (124,333)       (620)
     Transfers (to) from
       other subaccounts.....    (758,686) (1,553,717)   (964,914)   (977,370)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,375,098) (3,892,250) (4,093,767) (4,246,810)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,547,054) (3,420,052) (3,872,259) (3,041,578)
Net assets at beginning
  of year....................  11,017,867  14,437,919  17,008,576  20,050,154
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 9,470,813  11,017,867  13,136,317  17,008,576
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     313,601     421,381     163,543     294,679
   Units redeemed............    (563,419)   (856,117)   (424,279)   (571,390)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (249,818)   (434,736)   (260,737)   (276,711)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer         Oppenheimer Aggressive         Oppenheimer
                                  Aggressive Growth          Growth Fund/                Balanced
                                       Fund/VA           VA -- Service Shares             Fund/VA
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,316,663)  (1,419,315)   (88,029)    (61,847)      308,955     (290,902)
   Net realized gain
     (loss) on
     investments.............      296,370   (5,323,519)   298,898     115,684     2,555,057    1,616,659
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,576,505   23,748,494    318,085     629,593    (3,926,621)   5,166,701
   Capital gain
     distributions...........           --           --         --          --     2,780,084           --
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    9,556,212   17,005,660    528,954     683,430     1,717,475    6,492,458
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............      263,302       86,822    630,997   1,258,379       124,075      138,698
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (745,354)    (642,781)   (42,672)    (42,359)   (1,250,787)    (638,372)
     Surrenders..............  (14,601,139) (15,734,391)  (958,724)   (351,731)  (13,275,088) (12,139,595)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (103,342)    (127,568)   (12,170)     (7,526)      (83,401)     (84,433)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............     (317,480)     (22,333)    19,446     259,356       340,936       84,573
     Transfers (to) from
       other subaccounts.....   (3,388,724)  (5,513,482)   438,818   1,161,165     2,830,446    9,887,898
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (18,892,737) (21,953,733)    75,695   2,277,284   (11,313,819)  (2,751,231)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   (9,336,525)  (4,948,073)   604,649   2,960,714    (9,596,344)   3,741,227
Net assets at beginning
  of year....................  103,435,057  108,383,130  5,612,014   2,651,300    81,204,655   77,463,428
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $ 94,098,532  103,435,057  6,216,663   5,612,014    71,608,311   81,204,655
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........      428,389      632,070    224,161     380,933       991,719    1,075,230
   Units redeemed............   (1,114,360)  (1,433,475)  (221,681)   (202,630)   (1,376,413)  (1,018,468)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (685,971)    (801,405)     2,480     178,303      (384,693)      56,762
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                                     Oppenheimer           Oppenheimer Capital      Oppenheimer Capital
                                 Balanced Fund/VA --          Appreciation        Appreciation Fund/VA --
                                   Service Shares                Fund/VA              Service Shares
                              ------------------------  ------------------------  ----------------------
                                           Period from
                                            April 30,
                               Year ended    2004 to     Year ended December 31,  Year ended December 31,
                              December 31, December 31, ------------------------  ----------------------
                                  2005         2004         2005         2004        2005        2004
                              ------------ ------------ -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (93,896)    (34,514)     (645,810)  (1,944,758)   (111,438)   (139,874)
   Net realized gain
     (loss) on
     investments.............      30,210      14,024     3,162,593    1,203,001     327,199     174,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (3,339)    557,213     1,890,648    9,727,639     225,502     605,023
   Capital gain
     distributions...........     470,942          --            --           --          --          --
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     403,917     536,723     4,407,431    8,985,882     441,263     639,773
                              -----------   ---------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  12,370,137   4,937,774       266,531      651,660   2,231,282   4,073,409
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (1,785)         --    (1,434,458)  (1,646,758)    (45,564)    (19,121)
     Surrenders..............    (726,899)    (33,819)  (26,554,446) (24,485,138) (1,166,329)   (555,586)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (19,018)     (1,085)     (166,464)    (212,857)    (34,788)    (21,145)
     Capital
       contribution
       (withdrawal)..........          --          --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     872,991     106,053    (1,073,900)     (92,196)    136,829     663,340
     Transfers (to) from
       other subaccounts.....   4,559,693   3,833,505    (9,690,882)  (1,830,751)   (684,546)  1,908,358
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  17,055,119   8,842,428   (38,653,619) (27,616,040)    436,884   6,049,255
                              -----------   ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,459,036   9,379,151   (34,246,188) (18,630,158)    878,147   6,689,028
Net assets at beginning
  of year....................   9,379,151          --   171,409,755  190,039,913  13,465,307   6,776,279
                              -----------   ---------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,838,187   9,379,151   137,163,567  171,409,755  14,343,454  13,465,307
                              ===========   =========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   1,971,731     914,555       756,272    1,654,058     494,977     834,669
   Units redeemed............    (395,379)    (56,266)   (2,217,198)  (2,417,838)   (463,057)   (332,657)
                              -----------   ---------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,576,352     858,289    (1,460,926)    (763,780)     31,920     502,012
                              ===========   =========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                                     Oppenheimer            Oppenheimer Global         Oppenheimer High
                                      Core Bond            Securities Fund/VA --            Income
                                       Fund/VA                Service Shares                Fund/VA
                              -------------------------  ------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,   Year ended December 31,
                              -------------------------  ------------------------  ------------------------
                                  2005          2004         2005         2004         2005         2004
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,034,631    3,257,789     (724,970)    (373,890)   4,269,315    5,338,715
   Net realized gain
     (loss) on
     investments.............      (40,778)     246,997    8,213,019    4,042,632   (1,283,789)  (1,427,269)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,131,497)     (42,183)   4,864,493   10,271,107   (2,421,910)   2,793,471
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      862,356    3,462,603   12,352,542   13,939,849      563,616    6,704,917
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      127,347       96,681   11,400,234   12,939,658      204,669      204,683
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (881,547)  (1,383,713)    (495,461)    (456,952)  (1,311,522)  (1,658,565)
     Surrenders..............  (15,689,547) (15,720,005)  (5,464,532)  (5,353,027) (15,354,071) (17,861,103)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (85,593)    (105,875)    (194,249)    (131,081)     (75,138)    (105,111)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (197,401)  (1,772,830)   1,991,142    1,887,908     (840,563)    (571,186)
     Transfers (to) from
       other subaccounts.....    1,381,471   (6,126,189)  (4,482,431)  10,965,469   (2,627,201) (11,234,444)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,345,270) (25,011,931)   2,754,703   19,851,975  (20,003,826) (31,225,726)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (14,482,914) (21,549,328)  15,107,245   33,791,824  (19,440,210) (24,520,809)
Net assets at beginning
  of year....................   83,598,894  105,148,222  103,299,622   69,507,798   89,888,750  114,409,559
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 69,115,980   83,598,894  118,406,867  103,299,622   70,448,540   89,888,750
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      824,729    1,009,881    4,027,286    4,459,070      790,430    1,844,187
   Units redeemed............   (1,528,149)  (2,239,302)  (4,020,088)  (2,651,932)  (1,542,544)  (3,346,701)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (703,419)  (1,229,421)       7,198    1,807,138     (752,114)  (1,502,514)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------
                                    Oppenheimer        Oppenheimer Main Street
                               Main Street Fund/VA --         Small Cap
                                   Service Shares      Fund/VA -- Service Shares
                              -----------------------  ------------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (204,815)   (480,777)   (395,794)    (248,987)
   Net realized gain
     (loss) on
     investments.............   1,458,829   1,128,440   1,146,878      482,893
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     988,795   3,473,483     612,287    2,858,878
   Capital gain
     distributions...........          --          --     639,788           --
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,242,809   4,121,146   2,003,159    3,092,784
                              -----------  ----------  ----------   ----------
From capital
  transactions:
   Net premiums..............   2,469,447   5,780,847   6,732,669    7,666,157
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (240,176) (1,047,878)    (68,799)     (83,768)
     Surrenders..............  (4,375,024) (3,297,804) (1,010,447)    (769,273)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,868)    (94,716)    (59,307)     (28,130)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     508,756     969,916     446,398      997,648
     Transfers (to) from
       other subaccounts.....  (2,123,973)   (334,779) (2,066,383)   5,159,551
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,866,838)  1,975,586   3,974,131   12,942,185
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets.................  (1,624,029)  6,096,732   5,977,290   16,034,969
Net assets at beginning
  of year....................  58,647,827  52,551,095  24,652,594    8,617,625
                              -----------  ----------  ----------   ----------
Net assets at end of
  period..................... $57,023,798  58,647,827  30,629,884   24,652,594
                              ===========  ==========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........     678,599   1,550,711   1,091,888    1,735,484
   Units redeemed............  (1,167,491) (1,452,934)   (830,972)    (805,289)
                              -----------  ----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (488,892)     97,777     260,916      930,195
                              ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  PIMCO Variable Insurance Trust
                              ---------------------------------------------------------------------
                                                   Foreign Bond Portfolio         High Yield
                                   All Asset       (U.S. Dollar Hedged) --       Portfolio --
                              Portfolio -- Advisor     Administrative           Administrative
                                  Class Shares          Class Shares             Class Shares
                              -------------------- ----------------------  ------------------------
                                  Period from
                               April 29, 2005 to   Year ended December 31,  Year ended December 31,
                                  December 31,     ----------------------  ------------------------
                                      2005            2005        2004         2005         2004
                              -------------------- ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  117,037         197,340     173,279    4,791,650    4,656,375
   Net realized gain
     (loss) on
     investments.............            (450)        100,903      19,116    1,504,090    1,329,609
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (65,617)        125,228      90,885   (4,049,039)     554,894
   Capital gain
     distributions...........          11,715              --     111,556           --           --
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........          62,685         423,471     394,836    2,246,701    6,540,878
                                   ----------      ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       1,264,723         240,848     135,525    9,295,785   15,859,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........              --         (89,488)    (43,715)    (449,519)    (702,049)
     Surrenders..............         (71,569)       (900,615)   (974,389)  (6,711,266)  (5,905,791)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (3,726)        (17,771)    (16,696)    (183,068)    (156,053)
     Capital contribution....              --              --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         544,758          87,516     310,937      526,286    3,428,581
     Transfers (to) from
       other subaccounts.....       4,636,506       1,236,120    (468,465)  (9,632,267)  (5,661,142)
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       6,370,692         556,610  (1,056,803)  (7,154,049)   6,862,827
                                   ----------      ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................       6,433,377         980,081    (661,967)  (4,907,348)  13,403,705
Net assets at beginning
  of year....................              --      10,642,477  11,304,444  103,508,667   90,104,962
                                   ----------      ----------  ----------  -----------  -----------
Net assets at end of
  period.....................      $6,433,377      11,622,558  10,642,477   98,601,319  103,508,667
                                   ==========      ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........         644,898         386,914     188,552    2,888,564    4,168,437
   Units redeemed............         (26,805)       (338,987)   (279,121)  (3,422,201)  (3,610,929)
                                   ----------      ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................         618,093          47,928     (90,569)    (533,637)     557,508
                                   ==========      ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     Long-Term
                                  U.S. Government              Low                Total Return
                                    Portfolio --             Duration             Portfolio --
                                   Administrative      Portfolio -- Advisor      Administrative
                                    Class Shares           Class Shares           Class Shares
                              -----------------------  -------------------- ------------------------
                                                           Period from
                                                            April 29,
                              Year ended December 31,        2005 to         Year ended December 31,
                              -----------------------      December 31,     ------------------------
                                  2005        2004             2005             2005         2004
                              -----------  ----------  -------------------- -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,742,841   1,784,468          74,771         7,969,916    2,545,614
   Net realized gain
     (loss) on
     investments.............     364,762     379,401          (8,601)          980,841    1,435,932
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,334,646)    436,797         (56,195)       (8,448,434)   1,457,881
   Capital gain
     distributions...........   1,194,449   1,008,223          10,301         2,107,684    2,363,875
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,967,406   3,608,889          20,276         2,610,007    7,803,302
                              -----------  ----------       ---------       -----------  -----------
From capital
  transactions:
   Net premiums..............   2,908,189   5,485,266       7,924,222        25,998,060   33,075,993
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (602,258)   (953,607)             --        (2,091,454)  (1,846,343)
     Surrenders..............  (6,029,946) (6,622,658)        (54,816)      (21,116,864) (16,383,330)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (96,886)    (99,926)           (128)         (453,257)    (405,046)
     Capital contribution....          --          --              --                --           --
     Transfers (to) from
       the Guarantee
       Account...............     256,072     519,745         358,578        (1,352,944)   2,672,461
     Transfers (to) from
       other subaccounts.....  (3,514,798) (6,600,809)        778,624         8,002,106   (1,890,693)
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (7,079,627) (8,271,989)      9,006,480         8,985,647   15,223,042
                              -----------  ----------       ---------       -----------  -----------
Increase (decrease) in
  net assets.................  (5,112,221) (4,663,100)      9,026,756        11,595,654   23,026,344
Net assets at beginning
  of year....................  66,481,913  71,145,013              --       273,766,563  250,740,219
                              -----------  ----------       ---------       -----------  -----------
Net assets at end of
  period..................... $61,369,692  66,481,913       9,026,756       285,362,217  273,766,563
                              ===========  ==========       =========       ===========  ===========
Changes in units (note
  5):
   Units purchased...........     929,491   2,345,947       1,171,466         8,172,107    9,278,374
   Units redeemed............  (1,394,331) (2,909,904)       (266,586)       (7,178,175)  (7,634,991)
                              -----------  ----------       ---------       -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (464,840)   (563,957)        904,881           993,932    1,643,383
                              ===========  ==========       =========       ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               The Prudential Series Fund, Inc.
                              -------------------------------------------------------------------
                               Jennison 20/20 Focus   Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II      Class II Shares      Portfolio -- Class II
                              ---------------------   ----------------------  ---------------------
                                                                                   Period from
                              Year ended December 31, Year ended December 31,   April 29, 2005 to
                              ---------------------   ----------------------      December 31,
                                 2005         2004       2005        2004             2005
                              ----------   ---------  ---------   ---------   ---------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (56,956)    (11,802)   (27,325)    (12,195)          (23,118)
   Net realized gain
     (loss) on
     investments.............     87,436       8,122     75,854       3,957            86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    750,423     156,712    176,559      80,364           440,040
   Capital gain
     distributions...........         --          --         --          --                --
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         operations..........    780,903     153,032    225,088      72,126           503,081
                              ----------   ---------  ---------   ---------         ---------
From capital
  transactions:
   Net premiums..............  1,472,459   1,101,846    962,415     737,875         1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --    (19,939)    (10,431)           (9,103)
     Surrenders..............    (70,533)    (47,450)   (97,823)    (31,776)          (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (7,868)       (641)    (2,614)     (1,288)           (2,719)
     Capital contribution....         --          --         --          --                --
     Transfers (to) from
       the Guarantee
       Account...............     68,438      39,342      5,092    (289,691)          145,849
     Transfers (to) from
       other subaccounts.....  3,474,038     264,039    796,754     191,916         2,594,784
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,936,534   1,357,136  1,643,885     596,605         3,946,550
                              ----------   ---------  ---------   ---------         ---------
Increase (decrease) in
  net assets.................  5,717,437   1,510,168  1,868,973     668,731         4,449,631
Net assets at beginning
  of year....................  1,697,621     187,453  1,149,557     480,826                --
                              ----------   ---------  ---------   ---------         ---------
Net assets at end of
  period..................... $7,415,058   1,697,621  3,018,530   1,149,557         4,449,631
                              ==========   =========  =========   =========         =========
Changes in units (note
  5):
   Units purchased...........    354,043     120,201    193,709      70,679           756,352
   Units redeemed............    (29,923)    (12,565)   (61,497)    (13,194)         (456,739)
                              ----------   ---------  ---------   ---------         ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    324,120     107,636    132,212      57,485           299,613
                              ==========   =========  =========   =========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 The Prudential Series Fund, Inc. (continued)    Rydex Variable Trust
                                 -------------------------------------------    ----------------------
                                 SP Prudential U.S.      SP William Blair
                                  Emerging Growth        International Growth
                                 Portfolio -- Class II   Portfolio -- Class II         OTC Fund
                                 ----------------------  -------------------    ----------------------
                                 Year ended December 31, Year ended December 31, Year ended December 31
                                 ----------------------  -------------------    ----------------------
                                   2005        2004       2005         2004        2005        2004
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  9,329     (1,312)        37         (253)     (196,505)   (207,855)
   Net realized gain
     (loss) on
     investments................    1,857        154        316          228       835,674     249,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   (2,185)    16,227      1,477        2,253      (742,367)    789,321
   Capital gain
     distributions..............    2,536         23        539           --            --          --
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............   11,537     15,092      2,369        2,228      (103,198)    830,544
                                  --------     ------     ------       ------   ----------  ----------
From capital
  transactions:
   Net premiums.................       --         --         --           --     1,622,742   2,128,716
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............  (16,316)        --         --           --        (4,585)    (23,088)
     Surrenders.................     (311)      (241)      (812)        (757)     (897,414)   (843,147)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (152)      (133)       (27)         (25)      (46,280)    (28,509)
     Capital contribution.......       --         --         --           --            --          --
     Transfers (to) from
       the Guarantee
       Account..................     (126)       216         (1)          --       154,986     922,839
     Transfers (to) from
       other subaccounts........       --         --         --           --       472,213  (1,841,001)
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (16,905)      (158)      (840)        (782)    1,301,662     315,810
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets....................   (5,368)    14,934      1,529        1,446     1,198,464   1,146,354
Net assets at beginning
  of year.......................   95,183     80,249     17,635       16,189    14,028,093  12,881,739
                                  --------     ------     ------       ------   ----------  ----------
Net assets at end of
  period........................ $ 89,815     95,183     19,164       17,635    15,226,557  14,028,093
                                  ========     ======     ======       ======   ==========  ==========
Changes in units (note
  5):
   Units purchased..............       --      1,068         --            1     3,541,366   2,163,663
   Units redeemed...............   (1,792)    (1,112)       (93)         (99)   (3,464,869) (2,468,921)
                                  --------     ------     ------       ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................   (1,792)       (44)       (93)         (98)       76,496    (305,258)
                                  ========     ======     ======       ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Salomon Brothers Variable Series Funds Inc
                              --------------------------------------------------------------------------------
                              Salomon Brothers Variable Salomon Brothers Variable Salomon Brothers Variable
                              All Cap Fund -- Class II  Investors Fund -- Class I Strategic Bond Fund -- Class I
                              -----------------------   ------------------------  -----------------------------
                              Year ended December 31,   Year ended December 31,   Year ended December 31,
                              -----------------------   ------------------------  -----------------------------
                                  2005         2004        2005         2004         2005            2004
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (134,546)    (170,140)   (182,198)     (32,944)   1,928,019       1,488,471
   Net realized gain
     (loss) on
     investments.............     267,812      354,800   1,822,264    1,381,002       51,898         325,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     186,834      391,700     537,936    2,988,242   (2,172,053)       (344,829)
   Capital gain
     distributions...........      11,005           --          --           --      624,055         804,709
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     331,105      576,360   2,178,002    4,336,300      431,919       2,273,758
                              -----------   ----------  ----------   ----------     ----------     ----------
From capital
  transactions:
   Net premiums..............   2,328,544    5,007,314     163,809      220,444       43,307         119,965
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (73,592)     (53,283)   (196,856)    (468,134)    (337,916)       (393,186)
     Surrenders..............    (682,296)    (468,812) (6,484,075)  (5,328,335)  (7,260,118)     (5,633,166)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,676)     (27,443)    (54,172)     (62,110)     (43,114)        (49,289)
     Capital contribution....          --           --          --           --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     181,690    1,272,863    (272,264)     178,420      396,389      (1,847,602)
     Transfers (to) from
       other subaccounts.....    (774,240)     928,649  (3,093,172)      81,098    1,327,569       1,874,387
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     937,430    6,659,288  (9,936,730)  (5,378,617)  (5,873,883)     (5,928,891)
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets.................   1,268,535    7,235,648  (7,758,728)  (1,042,317)  (5,441,964)     (3,655,133)
Net assets at beginning
  of year....................  14,350,748    7,115,100  52,750,670   53,792,987   47,174,113      50,829,246
                              -----------   ----------  ----------   ----------     ----------     ----------
Net assets at end of
  period..................... $15,619,283   14,350,748  44,991,942   52,750,670   41,732,149      47,174,113
                              ===========   ==========  ==========   ==========     ==========     ==========
Changes in units (note
  5):
   Units purchased...........     412,725    1,392,873     449,698    1,041,664      906,879       1,255,569
   Units redeemed............    (333,440)    (892,531) (1,141,782)  (1,458,073)  (1,320,365)     (1,699,453)
                              -----------   ----------  ----------   ----------     ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      79,285      500,342    (692,084)    (416,409)    (413,485)       (443,884)
                              ===========   ==========  ==========   ==========     ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Salomon Brothers Variable Series Funds Inc (continued)
                              -----------------------------------------------------
                              Salomon Brothers Variable   Salomon Brothers Variable
                                Total Return Fund --        Total Return Fund --
                                      Class I                     Class II
                              --------------------------  -------------------------
                                                                 Period from
                              Year ended December 31,         April 29, 2005 to
                              --------------------------        December 31,
                                  2005          2004                2005
                               -----------   ----------   -------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72,837        87,335              29,615
   Net realized gain
     (loss) on
     investments.............     377,234       398,568                 565
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (307,022)      463,024             (28,004)
   Capital gain
     distributions...........      79,353       288,233               6,544
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........     222,402     1,237,160               8,720
                               -----------   ----------           ---------
From capital
  transactions:
   Net premiums..............      23,851        57,859           1,800,771
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (146,833)     (464,570)                 --
     Surrenders..............  (2,062,956)   (2,329,517)             (2,081)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,533)      (17,684)                 --
     Capital contribution....          --            --                  --
     Transfers (to) from
       the Guarantee
       Account...............    (103,953)      345,181             267,301
     Transfers (to) from
       other subaccounts.....    (932,791)      431,086              10,851
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,237,215)   (1,977,645)          2,076,842
                               -----------   ----------           ---------
Increase (decrease) in
  net assets.................  (3,014,813)     (740,485)          2,085,562
Net assets at beginning
  of year....................  17,838,207    18,578,692                  --
                               -----------   ----------           ---------
Net assets at end of
  period..................... $14,823,394    17,838,207           2,085,562
                               ===========   ==========           =========
Changes in units (note
  5):
   Units purchased...........     183,525       311,413             229,360
   Units redeemed............    (455,567)     (478,962)            (28,910)
                               -----------   ----------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (272,042)     (167,549)            200,450
                               ===========   ==========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Scudder Variable Series II
                              --------------------------------------------
                                  Scudder      SVS Dreman      SVS Dreman
                                Technology     High Return      Small Cap
                                  Growth         Equity           Value
                               Portfolio --   Portfolio --    Portfolio --
                              Class B Shares  Class B Shares Class B Shares
                              --------------  ------------   --------------
                                Year ended     Year ended      Year ended
                               December 31,   December 31,    December 31,
                              --------------  ------------   --------------
                               2005    2004    2005    2004   2005    2004
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (14)     (9)    (5)    (53)    (38)     (2)
   Net realized gain
     (loss) on
     investments.............     (1)    166     25      28       3     124
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     11    (156)   325     589     397      --
   Capital gain
     distributions...........     --      --     --      --      --      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     (4)      1    345     564     362     122
                              ------  ------  -----   -----  ------  ------
From capital
  transactions:
   Net premiums..............  1,800      --     --   5,162   3,000      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --      --     --      --      --      --
     Surrenders..............     --      --     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1)     (2)    --      --      --      --
     Capital contribution....     --      --     --      --      --      --
     Transfers (to) from
       the Guarantee
       Account...............     55    (999) 2,489      36   7,927    (122)
     Transfers (to) from
       other subaccounts.....  1,524    (147)   (95)     --     271      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  3,378  (1,148) 2,394   5,198  11,198    (122)
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets.................  3,374  (1,147) 2,739   5,762  11,560      --
Net assets at beginning
  of year....................    577   1,724  5,762      --      --      --
                              ------  ------  -----   -----  ------  ------
Net assets at end of
  period..................... $3,951     577  8,501   5,762  11,560      --
                              ======  ======  =====   =====  ======  ======
Changes in units (note
  5):
   Units purchased...........    383      10    170     907     634   1,249
   Units redeemed............   (134)    (86)   (13)   (506)     --  (1,249)
                              ------  ------  -----   -----  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    250     (76)   157     401     634      --
                              ======  ======  =====   =====  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Van Kampen Life Investment Trust
                              ----------------------------------------------
                                      Comstock            Emerging Growth
                                    Portfolio --            Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  ---------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ---------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (471,092)   (419,409)   (152,186)   (129,303)
   Net realized gain
     (loss) on
     investments.............   2,660,391   1,641,590     248,219     273,494
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,637,338)  6,415,899     510,052     447,313
   Capital gain
     distributions...........   2,495,867          --          --          --
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,047,828   7,638,080     606,085     591,504
                              -----------  ----------  ----------   ---------
From capital
  transactions:
   Net premiums..............  19,613,161  16,248,714   1,488,960   2,118,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (247,047)   (171,591)   (101,871)    (78,700)
     Surrenders..............  (4,240,297) (1,929,577)   (492,578)   (527,943)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (169,587)    (95,284)    (27,129)    (20,277)
     Capital contribution....          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,674,160   3,057,751      13,357     207,550
     Transfers (to) from
       other subaccounts.....  (1,340,340) 15,841,723    (556,048)    446,472
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,290,050  32,951,736     324,691   2,145,594
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets.................  18,337,878  40,589,816     930,776   2,737,098
Net assets at beginning
  of year....................  69,254,251  28,664,435   9,860,645   7,123,547
                              -----------  ----------  ----------   ---------
Net assets at end of
  period..................... $87,592,129  69,254,251  10,791,421   9,860,645
                              ===========  ==========  ==========   =========
Changes in units (note
  5):
   Units purchased...........   4,083,881   4,131,057     301,044     638,439
   Units redeemed............  (2,841,196) (1,273,596)   (284,447)   (413,690)
                              -----------  ----------  ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,242,685   2,857,461      16,597     224,749
                              ===========  ==========  ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Life and Annuity Assurance Company changed its name to Genworth Life and Annuity Insurance Company (hereinafter referred to as "Genworth Life & Annuity") and GE Life & Annuity Separate Account 4 changed its name to Genworth Life & Annuity VA Separate Account 1 (hereinafter referred to as the "Separate Account"). The Separate Account is a separate investment account established on August 19, 1987 by Genworth Life & Annuity pursuant to the laws of the Commonwealth of Virginia. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life & Annuity uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by Genworth Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life & Annuity. Nonetheless, Genworth Life & Annuity does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which Genworth Life & Annuity may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth
Life & Annuity's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business Genworth Life & Annuity may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   All designated portfolios described below are series type mutual funds.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Real Estate Fund -- Series II shares                All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Advisor Class Shares
FAM Variable Series Fund, Inc.                               The Prudential Series Fund, Inc.
  Mercury Global Allocation V.I. Fund -- Class III Shares      Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust         Salomon Brothers Variable Series Funds Inc
  Franklin Income Securities Fund -- Class 2 Shares            Salomon Brothers Variable Total Return Fund -- Class II

   Effective August 25, 2005, the GE Investments Funds, Inc. -- Global Income Fund was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


   Effective April 30, 2004, the following portfolios were made available to the Separate Account.

Evergreen Variable Annuity Trust                             FAM Variable Series Fund, Inc.
  Evergreen VA Omega Fund -- Class 2                           Mercury Large Cap Growth V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    FAM Variable Series Fund, Inc.
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           Mercury Value Opportunities V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    Oppenheimer Variable Account Funds
  VIP Value Strategies Portfolio -- Service Class 2            Oppenheimer Balanced Fund/VA -- Service Shares
FAM Variable Series Fund, Inc.
  Mercury Basic Value V.I. Fund -- Class III Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   As of December 31, 2005, The Prudential Series Fund, Inc. -- Equity Portfolio -- Class II Shares portfolio fund was available, but not shown on the statement due to not having any activity.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (c) Unit Classes

   There are twenty-four unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life & Annuity. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life & Annuity is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    18,542 $    16,192
 AIM V.I. Basic Value Fund -- Series II shares............................   9,970,251   6,526,535
 AIM V.I. Blue Chip Fund -- Series I shares...............................       7,521       3,690
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   1,888,702   4,628,672
 AIM V.I. Capital Development Fund -- Series I shares.....................      16,918      15,105
 AIM V.I. Core Equity Fund -- Series I shares.............................       1,031       3,787
 AIM V.I. Government Securities Fund -- Series I shares...................       8,854          51
 AIM V.I. Growth Fund -- Series I shares..................................   1,778,833   2,224,927
 AIM V.I. International Growth Fund -- Series II shares...................  17,601,990   6,136,880
 AIM V.I. Premier Equity Fund -- Series I shares..........................   2,282,517   6,582,637
 AIM V.I. Real Estate Fund -- Series II shares............................       7,108           8
 AIM V.I. Technology Fund -- Series I shares..............................          --          67
 AIM V.I. Utilities Fund -- Series I shares...............................       4,407          19
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares........................  13,658,258  46,502,719
 Alger American Small Capitalization Portfolio -- Class O Shares..........  22,413,425  38,471,915
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B.................   1,604,542   1,794,769
 AllianceBernstein Growth and Income Portfolio -- Class B.................  35,576,821  49,316,547
 AllianceBernstein International Value Portfolio -- Class B...............  26,739,323   7,571,515
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................   7,541,500   9,281,933
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   3,468,442   6,774,719
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.......................................      35,857         382
 VP International Fund -- Class I.........................................         938          --
 VP Ultra(R) Fund -- Class I..............................................      42,016       3,832
 VP Value Fund -- Class I.................................................      21,051       3,281
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II.................................   2,406,282     697,568
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      36,142       8,287
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............     113,482      17,005
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     121,046     592,238

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund................................. $ 39,497,462 $ 25,481,786
 VT Worldwide Health Sciences Fund............................    4,364,005    3,519,108
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2...........................      684,374      373,250
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares............    3,842,152      918,582
 Mercury Global Allocation V.I. Fund -- Class III Shares......    1,603,776      634,795
 Mercury Large Cap Growth V.I. Fund -- Class III Shares.......    1,028,425      298,891
 Mercury Value Opportunities V.I. Fund -- Class III Shares....    4,212,437    1,338,067
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.........    4,762,477   18,675,898
 Federated Capital Income Fund II.............................    3,049,955    7,652,991
 Federated High Income Bond Fund II -- Primary Shares.........   27,851,765   40,947,047
 Federated High Income Bond Fund II -- Service Shares.........   28,518,546   31,545,492
 Federated Kaufmann Fund II -- Service Shares.................   21,768,686   15,616,034
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   11,435,694   44,855,387
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   14,957,502    3,766,609
 VIP Contrafund(R) Portfolio -- Initial Class.................   79,910,564  115,431,309
 VIP Contrafund(R) Portfolio -- Service Class 2...............   81,924,685   45,726,056
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,602,674      517,564
 VIP Equity-Income Portfolio -- Initial Class.................   63,244,625  125,123,353
 VIP Equity-Income Portfolio -- Service Class 2...............   36,408,640   31,417,669
 VIP Growth & Income Portfolio -- Initial Class...............   10,899,365   31,759,998
 VIP Growth & Income Portfolio -- Service Class 2.............    5,180,860    7,464,321
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,512,242   10,614,204
 VIP Growth Portfolio -- Initial Class........................   16,746,888   70,338,712
 VIP Growth Portfolio -- Service Class 2......................    8,912,469   14,272,154
 VIP Mid Cap Portfolio -- Initial Class.......................        5,162        9,787
 VIP Mid Cap Portfolio -- Service Class 2.....................  101,068,782   71,170,385
 VIP Overseas Portfolio -- Initial Class......................   14,322,084   26,027,849
 VIP Value Strategies Portfolio -- Service Class 2............    2,007,280      782,888
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares............   96,516,701   37,474,610
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      313,346      269,443
 Mutual Shares Securities Fund -- Class 2 Shares..............      101,127       37,460
 Templeton Foreign Securities Fund -- Class I Shares..........   17,868,384    4,130,859
 Templeton Foreign Securities Fund -- Class 2 Shares..........      212,934      200,689
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       26,030       24,325
 Templeton Global Income Securities Fund -- Class I Shares....   10,509,771    2,018,322
GE Investments Funds, Inc.:
 Global Income Fund...........................................    1,283,568   16,491,377
 Income Fund..................................................   28,673,122   43,689,676
 International Equity Fund....................................   23,253,981   22,873,148
 Mid-Cap Equity Fund..........................................   43,267,804   64,572,164
 Money Market Fund............................................  554,141,996  584,028,138

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                ------------ ------------
 Premier Growth Equity Fund.................................. $ 20,061,664 $ 39,669,897
 Real Estate Securities Fund.................................   63,653,507   64,593,397
 S&P 500(R) Index Fund.......................................   77,557,213  166,764,477
 Small-Cap Value Equity Fund.................................   50,012,005   46,568,093
 Total Return Fund...........................................  633,762,009  211,868,024
 U.S. Equity Fund............................................   13,925,351   27,308,953
 Value Equity Fund...........................................    6,787,471    7,862,063
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund........................   14,655,539   16,202,940
 Goldman Sachs Mid Cap Value Fund............................   84,069,627   72,928,929
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II    3,674,600    1,839,882
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares..................   31,000,899  106,358,064
 Balanced Portfolio -- Service Shares........................   25,287,410   28,833,569
 Core Equity Portfolio -- Institutional Shares...............        2,324          121
 Flexible Bond Portfolio -- Institutional Shares.............   11,476,616   22,286,694
 Forty Portfolio -- Institutional Shares.....................   25,901,534   58,434,085
 Forty Portfolio -- Service Shares...........................    6,348,823    7,635,465
 Global Life Sciences Portfolio -- Service Shares............   10,266,871   12,014,213
 Global Technology Portfolio -- Service Shares...............    4,639,049    8,682,637
 Large Cap Growth Portfolio -- Institutional Shares..........   13,389,936   59,130,307
 Large Cap Growth Portfolio -- Service Shares................      969,188    4,378,892
 International Growth Portfolio -- Institutional Shares......   43,860,624   49,546,954
 International Growth Portfolio -- Service Shares............    2,369,989    8,293,147
 Mid Cap Growth Portfolio -- Institutional Shares............   12,605,105   40,999,642
 Mid Cap Growth Portfolio -- Service Shares..................    3,856,025    6,663,968
 Worldwide Growth Portfolio -- Institutional Shares..........   16,760,444   69,736,069
 Worldwide Growth Portfolio -- Service Shares................    2,340,636    5,221,193
J.P. Morgan Series Trust II:
 Bond Portfolio..............................................      132,198       28,103
 International Equity Portfolio..............................       64,720       12,820
 Mid Cap Value Portfolio.....................................      122,672       62,718
 Small Company Portfolio.....................................       28,269       10,899
 U.S. Large Cap Core Equity Portfolio........................        9,907        7,901
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares    3,259,695    5,645,118
 MFS(R) Investors Trust Series -- Service Class Shares.......    2,779,855    4,514,788
 MFS(R) New Discovery Series -- Service Class Shares.........    8,686,839   14,598,702
 MFS(R) Strategic Income Series -- Service Class Shares......        2,907          286
 MFS(R) Total Return Series -- Service Class Shares..........   23,790,687    3,377,138
 MFS(R) Utilities Series -- Service Class Shares.............   21,058,766   20,526,504
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio............................   34,489,338   20,701,198
 Nations Marsico International Opportunities Portfolio.......   39,464,781   26,709,984
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio..............................    3,105,251    5,613,702
 Old Mutual Growth II Portfolio..............................    2,618,414    6,916,042

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ -----------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA..................................... $  9,523,535 $29,740,126
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    3,250,193   3,237,920
 Oppenheimer Balanced Fund/VA..............................................   24,003,507  32,142,801
 Oppenheimer Balanced Fund/VA -- Service Shares............................   22,256,878   4,899,141
 Oppenheimer Capital Appreciation Fund/VA..................................   17,312,242  56,633,911
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    6,510,933   6,135,114
 Oppenheimer Core Bond Fund/VA.............................................   19,405,486  31,832,482
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   47,667,612  45,437,587
 Oppenheimer High Income Fund/VA...........................................   24,402,226  40,139,677
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    7,319,355  11,387,527
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   17,372,107  13,174,772
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares...............................    6,994,936     494,343
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    5,123,152   4,587,827
 High Yield Portfolio -- Administrative Class Shares.......................   42,767,847  45,056,740
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   16,259,943  20,426,004
 Low Duration Portfolio -- Advisor Class Shares............................   11,939,273   2,911,277
 Total Return Portfolio -- Administrative Class Shares.....................  110,969,278  92,054,840
The Prudential Series Fund, Inc.:
 Equity Portfolio -- Class II Shares.......................................           --          --
 Jennison Portfolio -- Class II Shares.....................................    2,321,971     931,767
 Jennison 20/20 Focus Portfolio -- Class II................................    5,685,431     805,379
 Natural Resources Portfolio -- Class II...................................   10,079,252   6,207,437
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..................       13,129      18,168
 SP William Blair International Growth Portfolio -- Class II...............          848       1,112
Rydex Variable Trust:
 OTC Fund..................................................................   18,852,865  17,730,774
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    5,587,908   4,727,354
 Salomon Brothers Variable Investors Fund -- Class I.......................    6,551,099  16,658,353
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................   15,974,024  19,524,015
 Salomon Brothers Variable Total Return Fund -- Class I....................    2,555,191   5,646,899
 Salomon Brothers Variable Total Return Fund -- Class II...................    2,370,883     304,726
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................        5,181       1,817
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................        1,957         265
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................       11,199          37
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................   54,624,764  36,202,718
 Emerging Growth Portfolio -- Class II Shares..............................    3,298,818   2,954,548

(4)Related Party Transactions

  (a) Genworth Life & Annuity

   Net premium payments transferred from Genworth Life & Annuity represent gross premium payments recorded by Genworth Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Certain contract owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that Genworth Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes shows the total charge percentage by unit type. The unit type may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from Genworth Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life & Annuity.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152 (Type 4 units), transfers from the general account for payments by Genworth Life & Annuity in the form of bonus credits include approximately $3.7 million and $6.2 million for the periods ended December 31, 2005 and 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life & Annuity, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth
Life & Annuity. Genworth Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life & Annuity are also officers and directors of CBC.

  (g) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life & Annuity since General Electric Company (the ultimate parent of

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life & Annuity and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type I:                                             Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                            ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005........................................... 294,390   $19.49   $ 5,737     1.15%        0.24%    10.75%
   2004........................................... 377,759    17.60     6,647     1.15%        0.00%     4.28%
   2003........................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002........................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001........................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   429,073   $11.80   $  5,062     1.15%        0.00%    15.54%
   2004...............................................   467,829    10.21      4,777     1.15%        0.00%    15.23%
   2003...............................................   512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002...............................................   477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001...............................................   642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   127,889    14.01      1,792     1.15%        1.27%     3.40%
   2004...............................................   111,316    13.55      1,508     1.15%        0.74%     9.94%
   2003...............................................   107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005...............................................   105,801    19.07      2,018     1.15%        1.59%     3.82%
   2004...............................................   138,387    18.37      2,542     1.15%        1.46%     8.51%
   2003...............................................   184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002...............................................   211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001...............................................   294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2005...............................................    98,289    15.01      1,476     1.15%        5.42%     5.07%
   2004...............................................   108,608    14.29      1,552     1.15%        4.55%     8.66%
   2003...............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002...............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001...............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005...............................................   102,986    18.76      1,932     1.15%        8.41%     1.48%
   2004...............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003...............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................... 3,232,120    31.12    100,571     1.15%        2.89%     2.85%
   2004............................................... 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................... 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005...............................................   832,633    38.84     32,343     1.15%        0.32%    15.60%
   2004...............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................... 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 1,190,309   $53.24   $ 63,372     1.15%        2.16%     4.65%
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   178,427    16.51      2,946     1.15%        1.61%     6.40%
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................    86,365    12.25      1,058     1.15%        0.98%     7.64%
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................   887,690    51.26     45,502     1.15%        0.53%     4.59%
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................   183,190    20.07      3,676     1.15%        0.00%    16.66%
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................   742,708    30.58     22,715     1.15%        1.20%    17.68%
   2004.............................................   840,013    25.99     21,831     1.15%        1.12%    12.33%
   2003.............................................   912,602    23.14     21,115     1.15%        0.77%    41.72%
   2002.............................................   999,509    16.33     16,322     1.15%        0.78%   (21.20)%
   2001............................................. 1,258,600    20.72     26,078     1.15%        5.29%   (22.24)%
Franklin Templeton Variable Insurance Products
  Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005.............................................    35,653    11.17        398     1.15%        1.38%     9.21%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005.............................................   105,991     9.72      1,030     1.15%        2.48%    (4.03)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................   431,066    13.88      5,983     1.15%        4.78%     0.87%
   2004.............................................   544,900    13.76      7,498     1.15%        4.53%     2.23%
   2003.............................................   804,637    13.46     10,831     1.15%        3.51%     2.41%
   2002............................................. 1,017,046    13.14     13,364     1.15%        3.97%     8.62%
   2001.............................................   964,324    12.10     11,668     1.15%        5.69%     5.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type I:                        Units   Unit Value  000s    Net Assets     Ratio     Return
-------                      --------- ---------- ------- ------------- ---------- ------
 International Equity Fund
   2005.....................   103,900   $17.37   $ 1,804     1.15%        1.08%    16.84%
   2004.....................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.....................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.....................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.....................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2005.....................   269,896    24.22     6,537     1.15%        2.32%    10.46%
   2004.....................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.....................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.....................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.....................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2005.....................   701,716    17.46    12,249     1.15%        2.71%     1.63%
   2004.....................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003..................... 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002..................... 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001..................... 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2005.....................   115,910    10.43     1,209     1.15%        0.33%     0.13%
   2004.....................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.....................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.....................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.....................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2005.....................   169,909    41.09     6,981     1.15%        5.60%    10.50%
   2004.....................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.....................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.....................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.....................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2005.....................   303,841    51.05    15,510     1.15%        1.48%     3.31%
   2004.....................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.....................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.....................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.....................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2005.....................    58,197    15.84       922     1.15%        1.07%     8.28%
   2004.....................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.....................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2005.....................   216,188    43.66     9,438     1.15%        2.16%     2.48%
   2004.....................   246,359    42.60    10,495     1.15%        1.85%     6.94%
   2003.....................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002.....................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001.....................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type I:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                           --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2005..........................................    66,290   $11.82   $   784     1.15%        1.08%     1.33%
   2004..........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003..........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002..........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001..........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................   145,662    10.13     1,476     1.15%        1.61%     2.74%
   2004..........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003..........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002..........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001..........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   808,598    19.98    16,155     1.15%        2.89%    11.53%
   2004..........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003..........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002..........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001..........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................   813,814    26.62    21,665     1.15%        2.16%     6.71%
   2004..........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003.......................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002.......................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001.......................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................   116,876    18.05     2,109     1.15%        5.07%     0.83%
   2004..........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003..........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002..........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001..........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Forty Portfolio -- Institutional Shares
   2005..........................................   261,109    26.23     6,848     1.15%        0.21%    11.55%
   2004..........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003..........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002..........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001..........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    52,616    10.26       540     1.15%        0.00%    11.04%
   2004..........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003..........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002..........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001..........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2005............................................   148,354   $ 3.91   $   581     1.15%        0.00%    10.27%
   2004............................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   271,983    27.18     7,394     1.15%        1.21%    30.78%
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   876,513    23.14    20,286     1.15%        0.32%     3.09%
   2004............................................ 1,056,769    22.45    23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   356,682    30.46    10,865     1.15%        0.00%    11.02%
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   756,045    29.92    22,621     1.15%        1.31%     4.65%
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    16,392    13.91       228     1.15%        0.00%     3.83%
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005............................................    54,156    10.74       582     1.15%        0.00%    10.08%
   2004............................................    72,708     9.76       709     1.15%        0.00%     5.38%
   2003............................................   104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................   152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................   274,022    10.83     2,968     1.15%        0.00%   (41.28)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as a Investment
                                                          ------------------ % of Average    Income    Total
Type I:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                         --------- ---------- ------- ------------- ---------- ------
 Old Mutual Large Cap Growth Portfolio
   2005........................................    62,566   $17.22   $ 1,078     1.15%        0.00%     3.36%
   2004........................................    87,458    16.66     1,457     1.15%        0.00%     7.69%
   2003........................................   106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002........................................   132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001........................................   193,697    17.08     3,308     1.15%        0.00%   (29.25)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   500,005    51.12    25,560     1.15%        0.00%    11.04%
   2004........................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003........................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002........................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001........................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2005........................................   346,945    40.03    13,888     1.15%        1.81%     2.70%
   2004........................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003........................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002........................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001........................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................   333,860    56.56    18,882     1.15%        0.97%     3.89%
   2004........................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003........................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002........................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001........................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer Core Bond Fund/VA
   2005........................................   209,812    28.92     6,068     1.15%        5.37%     1.41%
   2004........................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003........................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002........................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001........................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer High Income Fund/VA
   2005........................................   301,955    39.55    11,941     1.15%        6.84%     1.14%
   2004........................................   357,249    39.10    13,968     1.15%        6.77%     7.71%
   2003........................................   464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002........................................   528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001........................................   682,884    30.71    20,971     1.15%       10.37%     0.59%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................   130,828    10.62     1,390     1.15%        4.28%     1.27%
   2004........................................   116,402    10.49     1,221     1.15%        2.55%     3.68%
   2003........................................    50,696    10.12       513     1.15%        2.87%     1.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005...............................................   241,681   $16.54   $  3,997     1.15%        1.08%     5.31%
   2004...............................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003...............................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002...............................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001...............................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005...............................................   170,630    14.65      2,500     1.15%        5.74%     1.29%
   2004...............................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003...............................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002...............................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001...............................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................    26,665    12.88        343     1.15%        1.93%     2.13%
   2004...............................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003...............................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002...............................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001...............................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2005............................................... 2,999,894    18.99     56,975     1.40%        0.24%    10.47%
   2004............................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003............................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 3,546,154    11.50     40,770     1.40%        0.00%    15.25%
   2004............................................... 4,648,749     9.98     46,373     1.40%        0.00%    14.94%
   2003............................................... 5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   789,677    13.92     10,989     1.40%        1.27%     3.14%
   2004...............................................   896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003...............................................   848,567    12.30     10,441     1.40%        0.82%    23.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005..........................................  1,774,494   $18.61   $ 33,032     1.40%        1.59%     3.56%
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2005..........................................    868,238    14.61     12,681     1.40%        5.42%     4.80%
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..........................................  1,528,719    18.25     27,901     1.40%        8.41%     1.23%
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..........................................  1,011,194    29.87     30,207     1.40%        2.89%     2.59%
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005..........................................  5,652,873    37.79    213,602     1.40%        0.32%    15.31%
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005..........................................  3,959,444    50.93    201,651     1.40%        2.16%     4.39%
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..........................................  2,672,894    16.15     43,176     1.40%        1.61%     6.13%
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets      Expenses as a Investment
                                                                ------------------- % of Average    Income    Total
Type II:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................. 1,336,383   $11.98   $ 16,015     1.40%        0.98%     7.37%
   2004.............................................. 1,746,541    11.16     19,493     1.40%        0.57%     5.69%
   2003.............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002.............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001.............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 1,799,080    49.03     88,215     1.40%        0.53%     4.32%
   2004.............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003.............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002.............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001.............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,537,782    19.93     30,651     1.40%        0.00%    16.37%
   2004.............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003..............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................. 1,243,108    29.26     36,368     1.40%        1.20%    17.39%
   2004.............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003.............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002..............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001.............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005..............................................   527,506    11.14      5,876     1.40%        1.38%     8.94%
   2004..............................................     2,616    10.23         27     1.40%        0.00%     2.26%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005..............................................   758,677     9.70      7,356     1.40%        2.48%    (4.27)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 2,433,400    13.60     33,098     1.40%        4.78%     0.61%
   2004.............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003.............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002.............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001.............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2005.............................................. 1,016,254    16.99     17,262     1.40%        1.08%    16.55%
   2004.............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003..............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002..............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001..............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type II:                       Units    Unit Value   000s    Net Assets     Ratio     Return
--------                     ---------- ---------- -------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................  2,297,865   $23.70   $ 54,460     1.40%        2.32%    10.18%
   2004.....................  2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003.....................  3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002.....................  4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001.....................  4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2005.....................  3,704,428    16.70     61,855     1.40%        2.71%     1.37%
   2004.....................  4,901,894    16.47     80,741     1.40%        0.96%    (0.46)%
   2003.....................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002..................... 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001..................... 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2005.....................  1,927,270    10.26     19,773     1.40%        0.33%     (012)%
   2004.....................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003.....................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002.....................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001.....................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2005.....................  1,262,845    40.01     50,532     1.40%        5.60%    10.22%
   2004.....................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003.....................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002.....................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001.....................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2005.....................  3,608,987    48.83    176,226     1.40%        1.48%     3.05%
   2004.....................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003.....................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002.....................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001.....................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2005.....................    631,068    15.74      9,930     1.40%        1.07%     8.00%
   2004.....................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003.....................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2005.....................  1,269,956    41.76     53,037     1.40%        2.16%     2.22%
   2004.....................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003.....................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002.....................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001.....................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2005.....................  1,658,096    11.60     19,232     1.40%        1.08%     1.08%
   2004.....................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003.....................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002.....................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001.....................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................  1,706,906   $ 9.94   $ 16,968     1.40%        1.61%     2.48%
   2004..........................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003..........................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002..........................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001..........................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  4,527,563    19.60     88,732     1.40%        2.89%    11.25%
   2004..........................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003..........................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002..........................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001..........................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................  6,322,375    25.95    164,037     1.40%        2.16%     6.45%
   2004..........................................  8,481,388    24.37    206,729     1.40%        2.11%     7.01%
   2003.......................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002.......................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001.......................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................  1,424,517    17.59     25,058     1.40%        5.07%     0.58%
   2004..........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003..........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002..........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001..........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Forty Portfolio -- Institutional Shares
   2005..........................................  2,421,583    25.66     62,140     1.40%        0.21%    11.27%
   2004..........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003..........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002..........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001..........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    398,805    10.11      4,033     1.40%        0.00%    10.76%
   2004..........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003..........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2005..........................................    998,112     3.86      3,852     1.40%        0.00%    10.00%
   2004..........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003..........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,453,109   $26.53   $ 65,087     1.40%        1.21%    30.45%
   2004..........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003..........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,617,633    22.44     81,178     1.40%        0.32%     2.83%
   2004..........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003..........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  2,156,363    29.53     63,688     1.40%        0.00%    10.74%
   2004..........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003..........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,785,636    29.01    109,823     1.40%        1.31%     4.39%
   2004..........................................  5,166,794    27.79    143,588     1.40%        0.95%     3.31%
   2003..........................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................    205,364    13.82      2,837     1.40%        0.00%     3.57%
   2004..........................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003..........................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005..........................................    846,032    10.51      8,889     1.40%        0.00%     9.80%
   2004..........................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003..........................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002..........................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001..........................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005..........................................    715,587    16.85     12,059     1.40%        0.00%     3.10%
   2004..........................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003..........................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002..........................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001..........................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets      Expenses as a Investment
                                                          ------------------- % of Average    Income    Total
Type II:                                          Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                        --------- ---------- -------- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   974,140   $48.90   $ 47,635     1.40%        0.00%    10.76%
   2004........................................ 1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003........................................ 1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002........................................ 2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001........................................ 2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005........................................   933,070    38.29     35,730     1.40%        1.81%     2.44%
   2004........................................ 1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003........................................ 1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002........................................ 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001........................................ 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................ 1,442,428    54.10     78,038     1.40%        0.97%     3.63%
   2004........................................ 1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003........................................ 2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002........................................ 2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001........................................ 3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005........................................ 1,491,249    27.66     41,255     1.40%        5.37%     1.16%
   2004........................................ 1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003........................................ 2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002........................................ 3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001........................................ 3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer High Income Fund/VA
   2005........................................ 1,092,771    37.83     41,339     1.40%        6.84%     0.89%
   2004........................................ 1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003........................................ 1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002........................................ 2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001........................................ 2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................ 1,447,218    10.55     15,272     1.40%        4.28%     1.02%
   2004........................................ 1,668,114    10.45     17,426     1.40%        2.55%     3.42%
   2003........................................ 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005........................................   959,486    16.24     15,582     1.40%        1.08%     5.04%
   2004........................................ 1,309,764    15.46     20,250     1.40%        1.41%     8.83%
   2003........................................ 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002........................................ 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001........................................ 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005.......................................... 1,252,128   $14.39   $18,013     1.40%        5.74%     1.04%
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005..........................................   421,306    12.65     5,328     1.40%        1.93%     1.88%
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005..........................................   452,525    14.61     6,612     1.55%        0.49%     3.80%
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005..........................................   751,697     8.08     6,076     1.55%        0.06%     7.16%
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2005..........................................   461,192     6.51     3,003     1.55%        0.00%     5.82%
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005..........................................   223,912    12.32     2,758     1.55%        1.31%    15.89%
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.......................................... 1,204,825     7.97     9,606     1.55%        0.81%     4.03%
   2004.......................................... 1,405,859     7.66    10,775     1.55%        0.44%     4.14%
   2003.......................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002.......................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001.......................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005............................................... 4,303,992   $ 9.16   $39,428     1.55%        0.24%    10.31%
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 2,854,634     9.45    26,982     1.55%        0.00%    15.08%
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    85,878    13.91     1,195     1.55%        0.00%     2.05%
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 4,431,167    11.80    52,302     1.55%        1.27%     2.98%
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   319,168    12.09     3,859     1.55%        0.96%    14.72%
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................... 1,331,560     8.02    10,676     1.55%        0.00%    13.07%
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005...............................................   212,512    10.29     2,186     1.55%        0.00%     3.24%
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................    46,808   $ 9.96   $   466     1.55%        3.74%    (0.45)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................    48,924     6.99       342     1.55%        0.00%     2.02%
   2004............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 1,391,910    10.49    14,601     1.55%        4.08%     2.26%
   2004............................................   860,149    10.26     8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2005............................................   265,731    13.11     3,485     1.55%        0.00%     5.38%
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     9,970    10.83       108     1.55%        0.02%     1.97%
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    35,061    10.98       385     1.55%        0.39%     1.04%
   2004............................................    19,230    10.87       209     1.55%        2.26%     8.71%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................     6,414    11.06        71     1.55%        0.00%    10.58%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    33,044    11.81       390     1.55%        0.00%     8.77%
   2004............................................    14,204    10.86       154     1.55%        0.17%     8.57%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    55,502    12.15       674     1.55%        1.51%     8.41%
   2004............................................    26,493    11.21       297     1.55%       19.09%    12.09%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005............................................ 1,385,532    11.01    15,254     1.55%        1.59%     3.40%
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
---------                                           --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2005............................................   613,764   $ 8.00   $  4,913     1.55%        5.42%     4.64%
   2004............................................   731,805     7.65      5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07      5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95      4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95      7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005............................................ 1,683,889    11.68     19,664     1.55%        8.41%     1.07%
   2004............................................ 2,126,172    11.55     24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62     25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83     15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85     13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   905,372    13.02     11,790     1.55%        8.21%     0.69%
   2004............................................ 1,199,926    12.93     15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92     15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94      7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96      3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   503,458    16.37      8,242     1.55%        0.00%     9.17%
   2004............................................   374,357    15.00      5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30      3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................ 1,271,851    10.71     13,626     1.55%        2.89%     2.44%
   2004............................................ 1,494,437    10.46     15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07     16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    49,579    10.58        525     1.55%        1.74%     2.18%
   2004............................................    37,240    10.36        386     1.55%        0.00%     3.56%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................ 9,818,853    13.79    135,431     1.55%        0.32%    15.13%
   2004............................................ 9,382,198    11.98    112,398     1.55%        0.34%    13.69%
   2003............................................ 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................ 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................ 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 3,724,244    12.98     48,337     1.55%        0.13%    14.85%
   2004............................................ 3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003............................................ 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................ 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................ 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005........................................     59,039   $14.02   $    828     1.55%        0.00%    18.82%
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2005........................................  7,016,686    12.77     89,621     1.55%        2.16%     4.23%
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005........................................  3,440,988    11.65     40,070     1.55%        1.84%     3.94%
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2005........................................  3,094,484    10.06     31,143     1.55%        1.61%     5.97%
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2005........................................  1,001,155     9.81      9,826     1.55%        1.34%     5.74%
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2005........................................  1,014,150     7.93      8,038     1.55%        0.98%     7.21%
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2005........................................  5,808,442     8.63     50,123     1.55%        0.53%     4.17%
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2005........................................  1,863,708     7.53     14,031     1.55%        0.28%     3.88%
   2004........................................  1,967,649     7.25     14,261     1.55%        0.13%     1.53%
   2003........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005...........................................  3,920,329   $17.65   $ 69,186     1.55%        0.00%    16.20%
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2005...........................................  1,924,211    12.39     23,847     1.55%        1.20%    17.21%
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...........................................     23,971    11.36        272     1.55%        0.09%     0.85%
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust:
 Franklin Income Securities Fund -- Class 2
   Shares
   2005...........................................    193,835    10.40      2,016     1.55%        0.31%     4.00%
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005...........................................    741,767    11.12      8,250     1.55%        1.38%     8.77%
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  2,881,494    12.64     36,413     1.55%        4.78%     0.46%
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2005...........................................  1,192,932    11.18     13,340     1.55%        1.08%    16.37%
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2005...........................................  4,468,231    16.43     73,417     1.55%        2.32%    10.02%
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2005...........................................  7,167,835    11.01     78,945     1.55%        2.71%     1.22%
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type III:                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                    ---------- ---------- -------- ------------- ---------- ------
 Premier Growth Equity Fund
   2005.....................  3,747,837   $10.16   $ 38,070     1.55%        0.33%    (0.27)%
   2004.....................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003.....................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002.....................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001.....................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2005.....................  1,674,080    27.00     45,199     1.55%        5.60%    10.06%
   2004.....................  1,826,831    24.53     44,816     1.55%        6.13%    30.32%
   2003.....................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2005..................... 15,011,773     9.64    144,696     1.55%        1.48%     2.90%
   2004..................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2005.....................  2,413,487    15.28     36,883     1.55%        1.07%     7.84%
   2004.....................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2005.....................  6,615,034    12.43     82,206     1.55%        2.16%     2.07%
   2004.....................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2005.....................  3,050,878    10.57     32,246     1.55%        1.08%     0.93%
   2004.....................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2005.....................    882,830    10.06      8,877     1.55%        1.18%     2.45%
   2004.....................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type III:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.........................................  1,223,599   $11.18   $ 13,685     1.55%        1.61%     2.33%
   2004.........................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.........................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.........................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.........................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2005.........................................  3,702,698    23.29     86,225     1.55%        2.89%    11.09%
   2004.........................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.........................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.........................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.........................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.........................................    105,612    14.53      1,534     1.55%        0.00%     7.95%
   2004.........................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.........................................     43,030    12.57        541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.........................................  7,003,899    12.66     88,642     1.55%        2.16%     6.28%
   2004.........................................  8,567,290    11.91    102,016     1.55%        2.11%     6.85%
   2003......................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002......................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001......................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2005.........................................  2,353,339    11.13     26,189     1.55%        2.08%     6.00%
   2004.........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003.........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002.........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001.........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.........................................    987,896    12.95     12,795     1.55%        5.07%     0.43%
   2004.........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003.........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002.........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001.........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Forty Portfolio -- Institutional Shares
   2005.........................................  5,017,923    11.93     59,848     1.55%        0.21%    11.11%
   2004.........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003.........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002.........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001......................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005..........................................    731,095   $ 9.83   $  7,183     1.55%        0.01%    10.82%
   2004..........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003..........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002..........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001..........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    576,033    10.03      5,776     1.55%        0.00%    10.59%
   2004..........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003..........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002..........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001..........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2005..........................................  1,233,835     3.83      4,721     1.55%        0.00%     9.83%
   2004..........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003..........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002..........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001..........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,688,659    15.89     42,719     1.55%        1.21%    30.25%
   2004..........................................  2,467,668    12.20     30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2005..........................................    528,101    11.07      5,848     1.55%        1.04%    29.91%
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  6,021,524     8.32     50,094     1.55%        0.32%     2.68%
   2004..........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003..........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002.......................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001.......................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................    502,840     7.06      3,552     1.55%        0.12%     2.41%
   2004..........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003..........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002..........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001..........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  4,180,828   $10.40   $ 43,468     1.55%        0.00%    10.58%
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................    542,886     7.22      3,920     1.55%        0.00%    10.30%
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  4,584,314     9.32     42,749     1.55%        1.31%     4.23%
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................    657,885     7.22      4,753     1.55%        1.18%     3.94%
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005..........................................    786,685     6.97      5,481     1.55%        0.14%     2.62%
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005..........................................    551,663     8.98      4,954     1.55%        0.31%     5.37%
   2004..........................................    599,081     8.52      5,106     1.55%        0.44%     9.41%
   2003..........................................    635,728     7.79      4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49      3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37      3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................  1,216,273     9.45     11,489     1.55%        0.00%     3.41%
   2004..........................................  1,391,242     9.13     12,708     1.55%        0.00%     4.57%
   2003..........................................  1,909,855     8.74     16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65      4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90      4,181     1.55%        0.00%    (6.73)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   172,654   $10.32   $ 1,782     1.55%        0.02%     3.24%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,002,837    11.55    11,582     1.55%        0.54%    14.77%
   2004............................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003............................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002............................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001............................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   398,797    14.54     5,800     1.55%        0.00%     5.79%
   2004............................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003............................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   412,204    18.08     7,451     1.55%        1.00%    17.68%
   2004............................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003............................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................ 1,662,299    11.64    19,354     1.55%        0.00%    10.60%
   2004............................................ 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003............................................ 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002............................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001............................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................   157,401    15.55     2,448     1.55%        0.00%    10.26%
   2004............................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003............................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2005............................................ 1,442,108    13.90    20,042     1.55%        1.81%     2.29%
   2004............................................ 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003............................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002............................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001............................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   190,090    11.17     2,123     1.55%        1.26%     2.07%
   2004............................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................ 3,259,047    11.32    36,879     1.55%        0.97%     3.48%
   2004............................................ 3,991,038    10.94    43,645     1.55%        0.33%     5.28%
   2003............................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type III:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005..........................................   223,436   $13.33   $ 2,979     1.55%        0.72%     3.25%
   2004..........................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003..........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Core Bond Fund/VA
   2005.......................................... 1,612,504    12.69    20,467     1.55%        5.37%     1.00%
   2004.......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003.......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002.......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001.......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005.......................................... 2,022,013    13.01    26,304     1.55%        0.86%    12.30%
   2004.......................................... 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003.......................................... 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002.......................................... 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001..........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2005.......................................... 1,307,831    12.17    15,921     1.55%        6.84%     0.74%
   2004.......................................... 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003.......................................... 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002.......................................... 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001.......................................... 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.......................................... 1,333,888     9.83    13,109     1.55%        1.19%     4.11%
   2004.......................................... 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003.......................................... 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002.......................................... 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001..........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005..........................................   394,614    17.36     6,852     1.55%        0.00%     8.02%
   2004..........................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003..........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005..........................................    50,984    10.41       531     1.55%        5.04%     4.07%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005..........................................   299,743    12.54     3,759     1.55%        3.15%     3.52%
   2004..........................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003..........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002..........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001..........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,991,006   $13.25   $26,379     1.55%        6.51%     2.51%
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,419,979    13.99    19,870     1.55%        4.27%     3.13%
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    84,504     9.98       844     1.55%        2.45%    (0.16)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 5,539,596    12.59    69,747     1.55%        4.28%     0.87%
   2004............................................. 5,339,433    12.48    66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   107,394    16.72     1,795     1.55%        0.00%    19.39%
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2005.............................................    86,137     9.16       789     1.55%        0.00%    12.27%
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 Natural Resources Portfolio -- Class II
   2005.............................................   105,453    14.85     1,566     1.55%        0.00%    48.51%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2005.............................................     7,938    11.31        90     1.55%       12.89%    15.66%
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
 SP William Blair International Growth Portfolio --
   Class II
   2005.............................................     1,902    10.07        19     1.55%        1.76%    14.01%
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,550,783   $ 5.15   $ 7,992     1.55%        0.00%    (0.45)%
   2004............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   220,028    14.04     3,090     1.55%        0.64%     2.12%
   2004............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund --
   Class I
   2005............................................ 1,786,873    13.23    23,642     1.55%        1.08%     4.88%
   2004............................................ 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................ 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................ 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................ 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................ 1,370,698    13.93    19,099     1.55%        5.74%     0.89%
   2004............................................ 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................ 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................ 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................ 1,091,102    11.01    12,013     1.55%        5.33%     5.26%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005............................................   722,167    11.72     8,465     1.55%        1.93%     1.72%
   2004............................................   826,709    11.52     9,526     1.55%        1.97%     7.06%
   2003............................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002............................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001............................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       335    10.56         4     1.55%        6.90%     5.59%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................   953,409    12.27    11,700     1.55%        0.95%     2.50%
   2004............................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003............................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002............................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,565    10.12     1,615     1.55%        0.01%     5.98%
   2004............................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003............................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002............................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type IV:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................    32,904   $14.59   $   480     1.60%        0.49%     3.75%
   2004...............................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...............................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................    71,818     8.06       579     1.60%        0.06%     7.10%
   2004...............................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...............................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................    56,599     6.49       368     1.60%        0.00%     5.77%
   2004...............................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...............................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................    26,474    12.31       326     1.60%        1.31%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................    74,743     7.95       594     1.60%        0.81%     3.97%
   2004...............................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...............................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................   521,326     8.67     4,521     1.60%        0.24%    10.25%
   2004...............................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...............................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   288,311     9.14     2,634     1.60%        0.00%    15.02%
   2004...............................................   356,920     7.94     2,835     1.60%        0.00%    14.71%
   2003...............................................   430,824     6.93     2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94     1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81     3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................     4,307    13.89        60     1.60%        0.00%     2.00%
   2004...............................................     6,164    13.62        84     1.60%        0.00%     3.41%
   2003...............................................     3,490    13.17        46     1.60%        0.00%    31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................ 453,906   $11.77   $5,344     1.60%        1.27%     2.93%
   2004............................................ 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................ 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................ 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................ 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................  29,044    12.08      351     1.60%        0.96%    14.67%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................ 118,324     8.00      946     1.60%        0.00%    13.01%
   2004............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................  21,127    10.26      217     1.60%        0.00%     3.19%
   2004............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................     977     9.95       10     1.60%        3.74%    (0.48)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005............................................  11,324     6.97       79     1.60%        0.00%     1.97%
   2004............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................  69,713    10.48      730     1.60%        4.08%     2.21%
   2004............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2005............................................  28,264    13.10      370     1.60%        0.00%     5.32%
   2004............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     545    10.82        6     1.60%        0.02%     1.92%
   2004............................................     545    10.62        6     1.60%        0.00%     6.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                              ------- ---------- ------ ------------- ---------- ------
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................   1,124   $10.97   $   12     1.60%        0.39%     0.99%
   2004..............................................   3,311    10.87       36     1.60%        2.26%     8.68%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,683    12.14       45     1.60%        1.51%     8.36%
   2004..............................................     894    11.21       10     1.60%       19.09%    12.05%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005.............................................. 155,192     9.85    1,529     1.60%        1.59%     3.35%
   2004.............................................. 190,248     9.53    1,813     1.60%        1.46%     8.03%
   2003.............................................. 219,699     8.82    1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02    1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94    3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2005..............................................  68,196     7.63      520     1.60%        5.42%     4.59%
   2004.............................................. 102,417     7.30      747     1.60%        4.55%     8.17%
   2003..............................................  68,122     6.74      459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68      570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59      984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005.............................................. 119,946    11.31    1,357     1.60%        8.41%     1.02%
   2004.............................................. 142,391    11.20    1,594     1.60%        7.21%     8.70%
   2003.............................................. 399,719    10.30    4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57    1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59    1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  78,501    12.99    1,020     1.60%        8.21%     0.64%
   2004.............................................. 103,953    12.91    1,342     1.60%        6.83%     8.40%
   2003.............................................. 356,817    11.90    4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93    1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96      458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  58,370    16.35      954     1.60%        0.00%     9.11%
   2004..............................................  32,286    14.98      484     1.60%        0.00%    12.65%
   2003..............................................  41,392    13.30      551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  97,691    10.45    1,021     1.60%        2.89%     2.39%
   2004.............................................. 120,489    10.20    1,229     1.60%        2.86%     3.78%
   2003.............................................. 126,958     9.83    1,248     1.60%        3.73%    16.09%
   2002.............................................. 150,830     8.47    1,278     1.60%        4.25%   (10.19)%
   2001.............................................. 220,652     9.43    2,081     1.60%        4.48%    (5.63)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................    60,567   $10.57   $   640     1.60%        1.74%     2.13%
   2004.............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................. 1,042,451    13.21    13,773     1.60%        0.32%    15.08%
   2004............................................. 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................. 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002.............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................. 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................   442,401    12.95     5,727     1.60%        0.13%    14.79%
   2004.............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003.............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002.............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001.............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005.............................................     7,069    14.00        99     1.60%        0.00%    18.76%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................   565,704    11.15     6,305     1.60%        2.16%     4.18%
   2004.............................................   708,367    10.70     7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75     7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60     6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30     8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................   375,572    11.61     4,362     1.60%        1.84%     3.89%
   2004.............................................   413,990    11.18     4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21     4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98     2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79     1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   312,942     9.42     2,947     1.60%        1.61%     5.92%
   2004.............................................   449,962     8.89     4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54     4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01     3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54     5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................    80,634     9.79       789     1.60%        1.34%     5.69%
   2004.............................................    85,828     9.26       795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92       747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34       486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97       932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................   194,184     7.55     1,466     1.60%        0.98%     7.16%
   2004.............................................   165,420     7.04     1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68     1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22     1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79     1,824     1.60%        0.43%   (15.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                              --------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Initial Class
   2005..............................................   453,898   $ 8.34   $3,785     1.60%        0.53%     4.11%
   2004..............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003..............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002..............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001.............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................   202,929     7.51    1,524     1.60%        0.28%     3.82%
   2004..............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003..............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002..............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001..............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   317,534    17.60    5,589     1.60%        0.00%    16.14%
   2004..............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003..............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002..............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001..............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................   183,086    11.71    2,143     1.60%        1.20%    17.15%
   2004..............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003..............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002..............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001..............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................     4,590    11.35       52     1.60%        0.09%     0.80%
   2004..............................................     4,440    11.26       50     1.60%        0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    26,755    10.40      278     1.60%        0.31%     3.96%
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................    43,428    11.12      483     1.60%        1.38%     8.72%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   297,231    12.70    3,774     1.60%        4.78%     0.41%
   2004..............................................   361,084    12.64    4,566     1.60%        4.53%     1.77%
   2003..............................................   529,614    12.43    6,580     1.60%        3.51%     1.95%
   2002..............................................   814,908    12.19    9,934     1.60%        3.97%     8.13%
   2001..............................................   257,747    11.27    2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2005..............................................   121,557    10.93    1,329     1.60%        1.08%    16.31%
   2004..............................................   118,767     9.40    1,116     1.60%        1.31%    14.00%
   2003..............................................   136,373     8.25    1,124     1.60%        1.83%    35.71%
   2002..............................................   103,984     6.08      632     1.60%        0.95%   (25.05)%
   2001..............................................   121,898     8.11      989     1.60%        1.49%   (22.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................   476,280   $14.25   $ 6,786     1.60%        2.32%     9.96%
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2005..................... 1,183,264    10.89    12,884     1.60%        2.71%     1.17%
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2005.....................   468,133    10.12     4,739     1.60%        0.33%    (0.32)%
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2005.....................   108,845    24.63     2,681     1.60%        5.60%    10.00%
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2005..................... 1,361,455     8.96    12,204     1.60%        1.48%     2.84%
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2005.....................   227,994    15.24     3,475     1.60%        1.07%     7.79%
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2005.....................   981,004    11.89    11,667     1.60%        2.16%     2.02%
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2005.....................   247,392     9.62     2,379     1.60%        1.08%     0.88%
   2004.....................   291,877     9.53     2,783     1.60%        1.30%     6.44%
   2003.....................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002.....................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001.....................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type IV:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                     --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2005.....................................   150,209   $10.03   $ 1,507     1.60%        1.18%     2.40%
   2004.....................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003.....................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002.....................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001.....................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.....................................   196,415    10.18     1,999     1.60%        1.61%     2.27%
   2004.....................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003.....................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002.....................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001.....................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   386,726    20.60     7,966     1.60%        2.89%    11.03%
   2004.....................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003.....................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002.....................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001.....................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................     7,285    14.51       106     1.60%        0.00%     7.90%
   2004.....................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003.....................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.....................................   554,323    11.96     6,632     1.60%        2.16%     6.23%
   2004.....................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003.....................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002..................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001..................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2005.....................................   187,969    11.10     2,086     1.60%        2.08%     5.95%
   2004.....................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003.....................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002.....................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001.....................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Forty Portfolio -- Institutional Shares
   2005.....................................   424,306    10.43     4,425     1.60%        0.21%    11.05%
   2004.....................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003.....................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002.....................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001..................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005............................................    56,029   $ 9.80   $   549     1.60%        0.01%    10.76%
   2004............................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003............................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002............................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001............................................    96,923     7.79       755     1.60%        0.31%   (23.09)%
 Flexible Bond Portfolio -- Institutional Shares
   2005............................................    75,559    12.83       970     1.60%        5.07%     0.38%
   2004............................................   105,913    12.78     1,354     1.60%        5.18%     2.31%
   2003............................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002............................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001............................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2005............................................    37,181    10.00       372     1.60%        0.00%    10.54%
   2004............................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003............................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002............................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001............................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2005............................................    88,885     3.82       339     1.60%        0.00%     9.77%
   2004............................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003............................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002............................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001............................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   584,753     7.87     4,603     1.60%        0.32%     2.63%
   2004............................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003............................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002............................................ 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001............................................ 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................    39,903     7.05       281     1.60%        0.12%     2.36%
   2004............................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003............................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002............................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001............................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   272,663    15.70     4,280     1.60%        1.21%    30.19%
   2004............................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003............................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002............................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001............................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2005............................................    47,211    11.05       521     1.60%        1.04%    29.84%
   2004............................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003............................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002............................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001............................................    48,624     7.53       366     1.60%        0.35%   (24.66)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   460,102   $ 8.94   $ 4,114     1.60%        0.00%    10.52%
   2004............................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003............................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002............................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001............................................ 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................    33,832     7.20       244     1.60%        0.00%    10.24%
   2004............................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003............................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002............................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001............................................    46,629     5.88       274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   490,481     9.11     4,468     1.60%        1.31%     4.18%
   2004............................................   610,217     8.74     5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................    67,092     7.21       483     1.60%        1.18%     3.89%
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    97,494     6.95       677     1.60%        0.14%     2.57%
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005............................................    92,553     8.96       829     1.60%        0.31%     5.32%
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    73,656     9.42       694     1.60%        0.00%     3.36%
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    15,393    10.32       159     1.60%        0.02%     3.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  62,891   $11.52   $  724     1.60%        0.54%    14.72%
   2004...............................................  78,182    10.04      785     1.60%        1.26%    27.77%
   2003...............................................  53,344     7.86      419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89      270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76      318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  87,443    14.52    1,270     1.60%        0.00%     5.74%
   2004...............................................  57,158    13.74      785     1.60%        0.00%    11.23%
   2003...............................................  30,362    12.35      375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  58,562    18.05    1,057     1.60%        1.00%    17.62%
   2004...............................................  80,597    15.35    1,237     1.60%        0.53%    14.73%
   2003...............................................  35,656    13.38      477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 142,556    10.87    1,549     1.60%        0.00%    10.54%
   2004............................................... 197,116     9.83    1,938     1.60%        0.00%    17.87%
   2003............................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   2,882    15.53       45     1.60%        0.00%    10.20%
   2004...............................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...............................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2005............................................... 150,629    12.94    1,949     1.60%        1.81%     2.23%
   2004............................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003............................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  77,698    11.16      867     1.60%        1.26%     2.02%
   2004...............................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 309,092    10.88    3,364     1.60%        0.97%     3.43%
   2004............................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003............................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005...............................................  72,790    13.31      969     1.60%        0.72%     3.19%
   2004...............................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...............................................  35,817    12.30      440     1.60%        0.00%    22.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type IV:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Core Bond Fund/VA
   2005............................................. 104,082   $12.74   $1,326     1.60%        5.37%     0.95%
   2004............................................. 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003............................................. 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002............................................. 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001............................................. 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 301,751    12.98    3,915     1.60%        0.86%    12.24%
   2004............................................. 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003............................................. 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002............................................. 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001.............................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2005............................................. 106,278    11.74    1,248     1.60%        6.84%     0.68%
   2004............................................. 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003............................................. 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002............................................. 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001............................................. 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 188,098     9.80    1,844     1.60%        1.19%     4.06%
   2004............................................. 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003............................................. 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002............................................. 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001............................................. 140,805     8.84    1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................  28,895    17.34      501     1.60%        0.00%     7.97%
   2004.............................................  28,973    16.06      465     1.60%        0.00%    17.28%
   2003.............................................  24,434    13.70      335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  19,463    10.40      202     1.60%        5.04%     4.03%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................  23,440    12.51      293     1.60%        3.15%     3.47%
   2004.............................................  25,433    12.09      307     1.60%        3.12%     3.88%
   2003.............................................  31,753    11.64      370     1.60%        2.67%     0.63%
   2002.............................................  21,171    11.56      245     1.60%        3.57%     6.46%
   2001.............................................  23,078    10.86      251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 126,570    13.21    1,673     1.60%        6.51%     2.46%
   2004............................................. 321,681    12.90    4,149     1.60%        6.62%     7.79%
   2003............................................. 363,833    11.97    4,354     1.60%        7.39%    20.89%
   2002.............................................  87,630     9.90      868     1.60%        8.21%    (2.77)%
   2001.............................................  67,250    10.18      685     1.60%        8.36%     0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  95,855   $13.96   $ 1,338     1.60%        4.27%     3.08%
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................   7,455     9.98        74     1.60%        2.45%    (0.19)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 895,378    12.56    11,244     1.60%        4.28%     0.82%
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  49,459    16.70       826     1.60%        0.00%    19.33%
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,666    14.61        54     1.60%        0.00%    12.21%
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................  10,936    14.85       162     1.60%        0.00%    48.46%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  41,803     5.14       215     1.60%        0.00%    (0.50)%
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc.:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  34,153    14.02       479     1.60%        0.64%     2.07%
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2005............................................... 148,053    11.96     1,771     1.60%        1.08%     4.83%
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................... 154,005   $13.77   $2,121     1.60%        5.74%     0.84%
   2004............................................... 164,387    13.66    2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................  60,728    11.31      687     1.60%        1.93%     1.67%
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  24,457    10.56      258     1.60%        6.90%     5.56%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 233,199    12.25    2,856     1.60%        0.95%     2.45%
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   7,595    10.10       77     1.60%        0.01%     5.92%
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005...............................................     531     7.68        4     0.75%        0.00%     4.95%
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................     499     6.99        3     0.75%        0.06%     8.02%
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type V:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                               ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Capital Development Fund -- Series I shares
   2005..............................................     974   $12.66   $   12     0.75%        0.00%     8.79%
   2004..............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003..............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002..............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001..............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2005..............................................     283     8.16        2     0.75%        0.84%     4.52%
   2004..............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003..............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002..............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001..............................................      39     6.97        1     0.75%        0.00%   (23.43)%
 AIM V.I. Government Securities Fund -- Series I
   shares
   2005..............................................     945    12.38       12     0.75%        3.28%     0.90%
   2004..............................................     241    12.27        3     0.75%        0.08%     1.79%
   2003..............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002.............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001..............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2005..............................................   3,126     3.03        9     0.75%        0.00%     1.41%
   2004..............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003..............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002..............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001..............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2005..............................................     796     8.60        7     0.75%        2.38%    15.96%
   2004..............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003..............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002..............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001..............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund:
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................   2,378    10.23       24     0.75%        1.61%     6.83%
   2004..............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003..............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002..............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001..............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................     265     8.67        2     0.75%        0.98%     8.08%
   2004..............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003..............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002..............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001..............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                   ----------------- % of Average    Income    Total
Type V:                                    Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                  --------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Initial Class
   2005.................................     1,987   $19.00   $   38     0.75%        0.00%    17.42%
   2004.................................     2,312    16.18       37     0.75%        0.00%    23.98%
   2003.................................     4,695    13.05       61     0.75%        0.41%    37.60%
   2002.................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2005.................................       792    10.42        8     0.75%        1.20%    18.16%
   2004.................................       932     8.81        8     0.75%        1.12%    12.78%
   2003.................................     1,015     7.82        8     0.75%        0.77%    42.29%
   2002.................................       586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2005.................................     2,414    13.13       32     0.75%        4.78%     1.27%
   2004.................................     2,654    12.96       34     0.75%        4.53%     2.64%
   2003.................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002.................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001.................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2005.................................       148     9.69        1     0.75%        1.08%    17.31%
   2004.................................        --     8.26       --     0.75%        1.31%    14.98%
   2003.................................       185     7.19        1     0.75%        1.83%    36.87%
   2002.................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Equity Fund
   2005.................................     3,530    15.89       56     0.75%        2.32%    10.90%
   2004.................................     3,755    14.33       54     0.75%        1.04%    15.15%
   2003.................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002.................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001.................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2005................................. 1,160,037     1.09    1,262     0.75%        2.71%     2.04%
   2004................................. 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................. 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................. 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................. 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2005.................................     1,093     9.37       10     0.75%        0.33%     0.53%
   2004.................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003.................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002.................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001.................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2005.................................     3,206    22.94       74     0.75%        5.60%    10.95%
   2004.................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003.................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002.................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001.................................     3,236    11.79       38     0.75%        5.55%    10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                                 ------ ---------- ---- ------------- ---------- ------
 S&P 500(R) Index Fund
   2005................................................ 18,549   $ 8.92   $166     0.75%        1.48%     3.73%
   2004................................................ 20,658     8.60    178     0.75%        1.59%     9.63%
   2003................................................ 20,532     7.85    161     0.75%        1.39%    27.31%
   2002................................................ 24,977     6.16    154     0.75%        1.19%   (22.95)%
   2001................................................  6,754     8.00     54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2005................................................  2,841    11.69     33     0.75%        2.16%     2.89%
   2004................................................  2,807    11.36     32     0.75%        1.85%     7.38%
   2003................................................  5,419    10.58     57     0.75%        1.69%    19.41%
   2002................................................  7,330     8.86     65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2005................................................  1,492     9.68     14     0.75%        1.08%     1.74%
   2004................................................  5,947     9.51     57     0.75%        1.30%     7.36%
   2003................................................  5,542     8.86     49     0.75%        1.00%    22.35%
   2002................................................  5,033     7.24     36     0.75%        0.92%   (19.87)%
   2001................................................  4,772     9.04     43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Core Equity Portfolio -- Institutional Shares
   2005................................................    901    10.60     10     0.75%        0.10%    14.82%
   2004................................................    674     9.23      6     0.75%        0.13%    12.59%
   2003................................................    360     8.20      3     0.75%        0.17%    22.18%
   2002................................................    332     6.71      2     0.75%        0.35%   (18.88)%
   2001................................................    287     8.27      2     0.75%        0.59%   (12.42)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................    608    13.46      8     0.75%        5.07%     1.24%
   2004................................................    940    13.29     12     0.75%        5.18%     3.19%
   2003................................................ 31,881    12.88    411     0.75%        4.28%     5.60%
   2002................................................ 46,091    12.20    562     0.75%        4.75%     9.65%
   2001................................................    941    11.13     10     0.75%        3.05%     6.93%
 Forty Portfolio -- Institutional Shares
   2005................................................    392     8.78      3     0.75%        0.21%    12.00%
   2004................................................    392     7.84      3     0.75%        0.24%    17.34%
   2003................................................    410     6.68      3     0.75%        0.47%    19.63%
   2002................................................    462     5.59      3     0.75%        0.54%   (16.30)%
   2001................................................    649     6.67      4     0.75%        0.39%   (22.26)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  2,773     9.78     27     0.75%        1.21%    31.30%
   2004................................................  3,162     7.45     24     0.75%        0.89%    18.06%
   2003................................................    430     6.31      3     0.75%        1.21%    33.90%
   2002................................................    683     4.71      3     0.75%        0.83%   (26.14)%
   2001................................................    320     6.38      2     0.75%        0.34%   (23.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   259,402   $14.63   $ 3,795     1.50%        0.49%     3.85%
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................... 1,408,972     6.61     9,309     1.50%        0.06%     7.21%
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2005............................................... 1,186,565     4.86     5,766     1.50%        0.00%     5.87%
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   281,122    12.32     3,464     1.50%        1.31%    15.94%
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................... 1,978,886     6.71    13,284     1.50%        0.81%     4.07%
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    49,963    13.93       696     1.50%        0.00%     2.10%
   2004...............................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...............................................    61,807    13.18       815     1.50%        0.00%    31.78%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 5,073,128    11.92    60,479     1.50%        1.27%     3.03%
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   540,189    12.10     6,535     1.50%        0.96%    14.78%
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005......................................... 2,060,844   $ 6.52   $13,442     1.50%        0.00%    13.13%
   2004......................................... 2,271,549     5.77    13,097     1.50%        0.00%     6.72%
   2003......................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002......................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001......................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005.........................................   462,188     8.49     3,922     1.50%        0.00%     3.29%
   2004.........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003.........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002.........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001.........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.........................................       245    14.38         4     1.50%        0.56%     3.07%
   2004.........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra(R) Fund -- Class I
   2005.........................................       162    13.00         2     1.50%        0.00%     0.64%
   2004.........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.........................................    13,595     9.96       135     1.50%        3.74%    (0.41)%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2005.........................................     1,983     9.91        20     1.50%        2.98%     1.13%
   2004.........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005.........................................   731,935     6.09     4,458     1.50%        0.00%     2.07%
   2004.........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.........................................   664,782    10.48     6,966     1.50%        4.08%     2.31%
   2004.........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Worldwide Health Sciences Fund
   2005.........................................   166,296    14.69     2,443     1.50%        0.00%     5.43%
   2004.........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     2,735   $10.84   $    30     1.50%        0.02%     2.02%
   2004............................................     2,802    10.63        30     1.50%        0.00%     6.25%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    71,429    10.99       785     1.50%        0.39%     1.09%
   2004............................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    15,084    11.06       167     1.50%        0.00%    10.62%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    14,558    11.82       172     1.50%        0.00%     8.82%
   2004............................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................   100,305    12.16     1,220     1.50%        1.51%     8.46%
   2004............................................    30,059    11.21       337     1.50%       19.09%    12.13%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 1,154,901    12.04    13,901     1.50%        8.21%     0.74%
   2004............................................ 1,327,126    11.95    15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   581,184    16.39     9,526     1.50%        0.00%     9.22%
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    63,676    10.59       674     1.50%        1.74%     2.23%
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 5,186,128    11.85    61,441     1.50%        0.13%    14.90%
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    35,480    14.04       498     1.50%        0.00%    18.87%
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 3,664,645   $12.27   $44,981     1.50%        1.84%     3.99%
   2004.............................................. 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003.............................................. 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002.............................................. 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001.............................................. 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 1,088,443     9.60    10,444     1.50%        1.34%     5.79%
   2004.............................................. 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003.............................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002.............................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001..............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 2,994,132     6.43    19,238     1.50%        0.28%     3.92%
   2004.............................................. 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003.............................................. 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002.............................................. 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001.............................................. 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 4,262,791    17.53    74,722     1.50%        0.00%    16.25%
   2004.............................................. 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003.............................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002.............................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001.............................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    38,577    11.37       439     1.50%        0.09%     0.89%
   2004..............................................    20,713    11.27       233     1.50%        0.00%    12.70%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   227,416    10.40     2,366     1.50%        0.31%     4.03%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................        83    15.79         1     1.50%        1.34%     8.52%
   2004..............................................     1,220    14.55        18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   758,012    11.12     8,430     1.50%        4.78%     0.51%
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2005.............................................. 2,575,427    15.53    39,990     1.50%        2.32%    10.07%
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                  ------------------ % of Average    Income    Total
Type VI:                                  Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2005................................ 2,131,071   $10.48   $22,332     1.50%        2.71%     1.27%
   2004................................ 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003................................ 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................ 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................ 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2005................................ 2,235,864     8.79    19,662     1.50%        0.33%    (0.22)%
   2004................................ 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003................................ 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................ 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2005................................   597,987    17.93    10,721     1.50%        5.60%    10.11%
   2004................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2005................................ 7,010,803     8.46    59,293     1.50%        1.48%     2.94%
   2004................................ 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003................................ 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................ 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................ 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2005................................ 2,295,854    15.63    35,880     1.50%        1.07%     7.89%
   2004................................ 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003................................ 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002................................ 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2005................................ 1,407,131    11.86    16,694     1.50%        2.16%     2.12%
   2004................................ 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2005................................ 1,726,724     9.22    15,917     1.50%        1.08%     0.98%
   2004................................ 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003................................ 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002................................ 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2005................................ 1,241,042     9.80    12,161     1.50%        1.18%     2.50%
   2004................................ 1,309,833     9.56    12,521     1.50%        1.28%     7.93%
   2003................................ 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005................................   179,288    11.38     2,041     1.50%        2.89%    13.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   108,862   $14.55   $ 1,584     1.50%        0.00%     8.00%
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 5,147,580    10.50    54,030     1.50%        2.08%     6.05%
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Forty Portfolio -- Service Shares
   2005.......................................... 1,363,574     8.22    11,204     1.50%        0.01%    10.87%
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   428,782     9.44     4,046     1.50%        0.00%    10.65%
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   785,858     3.76     2,952     1.50%        0.00%     9.88%
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 International Growth Portfolio -- Service Shares
   2005.......................................... 1,344,688     8.99    12,092     1.50%        1.04%    29.97%
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Large Cap Growth Portfolio -- Service Shares
   2005.......................................... 1,220,770     6.06     7,392     1.50%        0.12%     2.46%
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005......................................... 1,583,600   $ 4.87   $ 7,714     1.50%        0.00%    10.35%
   2004......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%
 Worldwide Growth Portfolio -- Service Shares
   2005......................................... 1,656,643     5.95     9,857     1.50%        1.18%     3.99%
   2004......................................... 1,951,656     5.72    11,167     1.50%        0.87%     2.96%
   2003......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005.........................................     2,117    10.83        23     1.50%        4.30%     1.27%
   2004.........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003.........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002.........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2005.........................................        27    16.37         1     1.50%        0.03%     9.04%
   2004.........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003.........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2005.........................................       307    16.64         5     1.50%        0.86%     7.58%
   2004.........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003.........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002.........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2005.........................................        --    16.43        --     1.50%        0.00%     1.87%
   2004.........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2005.........................................        --    13.34        --     1.50%        0.00%    (0.17)%
   2004.........................................       449    13.36         6     1.50%        0.00%     7.85%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005......................................... 1,691,836     6.31    10,671     1.50%        0.14%     2.67%
   2004......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005......................................... 1,029,689     8.75     9,009     1.50%        0.31%     5.42%
   2004......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001.........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................ 1,521,999   $ 8.00   $12,178     1.50%        0.00%     3.46%
   2004............................................ 1,867,578     7.73    14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    32,353    12.66       410     1.50%        0.02%     1.06%
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,618,806    11.34    18,353     1.50%        0.54%    14.83%
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   753,968    14.56    10,980     1.50%        0.00%     5.84%
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   725,361    18.10    13,129     1.50%        1.00%    17.74%
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................    57,536    15.57       896     1.50%        0.00%    10.31%
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   207,455    11.18     2,319     1.50%        1.26%     2.12%
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................   147,798    13.84     2,045     1.50%        0.72%     3.29%
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................ 4,080,686    11.53    47,035     1.50%        0.86%    12.35%
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 2,662,363   $ 8.88   $23,638     1.50%        1.19%     4.16%
   2004............................................. 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   298,597    16.99     5,074     1.50%        0.00%     8.07%
   2004.............................................   361,665    15.72     5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................   207,741    10.41     2,163     1.50%        5.04%     4.10%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   452,852    12.73     5,765     1.50%        3.15%     3.57%
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 2,414,508    13.04    31,491     1.50%        6.51%     2.56%
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,276,247    15.01    19,151     1.50%        4.27%     3.18%
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    30,722     9.99       307     1.50%        2.45%    (0.13)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 6,348,660    13.09    83,080     1.50%        4.28%     0.91%
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   108,719    16.74     1,820     1.50%        0.00%    19.45%
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005............................................    29,925   $14.65   $   438     1.50%        0.00%    12.32%
   2004............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Natural Resources Portfolio -- Class II
   2005............................................    49,596    14.86       737     1.50%        0.00%    48.56%
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,057,008     3.60     3,804     1.50%        0.00%    (0.40)%
   2004............................................ 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................ 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................ 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   243,202    14.06     3,420     1.50%        0.64%     2.17%
   2004............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       323    10.56         3     1.50%        6.90%     5.63%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................        45    15.23         1     1.50%        0.07%     1.72%
   2004............................................        39    14.97         1     1.50%        0.00%    (0.04)%
   2003............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,995,664    12.29    24,532     1.50%        0.95%     2.55%
   2004............................................ 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................ 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   432,422    10.14     4,383     1.50%        0.01%     6.03%
   2004............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................   319,250    14.55     4,645     1.70%        0.49%     3.64%
   2004............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003............................................    60,892    12.89       785     1.70%        0.00%    28.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................   722,162   $ 6.53   $ 4,718     1.70%        0.06%     6.99%
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................   371,246     4.81     1,784     1.70%        0.00%     5.66%
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   125,130    12.30     1,538     1.70%        1.31%    15.71%
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   701,399     6.64     4,656     1.70%        0.81%     3.86%
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    32,039    14.21       455     1.70%        0.00%     1.89%
   2004...............................................    24,392    13.94       340     1.70%        0.00%     3.30%
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 2,330,524    11.79    27,474     1.70%        1.27%     2.82%
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   257,907    12.07     3,113     1.70%        0.96%    14.55%
   2004...............................................     4,986    10.54        53     1.70%        0.00%     5.37%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................   965,778     6.45     6,229     1.70%        0.00%    12.90%
   2004...............................................   952,418     5.71     5,441     1.70%        0.00%     6.50%
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type VII:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                           ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................ 122,293   $ 8.39   $1,026     1.70%        0.00%     3.08%
   2004............................................ 185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................ 196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................ 134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................  62,503     7.42      464     1.70%        0.00%   (14.35)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................  31,593     9.95      314     1.70%        3.74%    (0.55)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................ 109,011     6.02      657     1.70%        0.00%     1.86%
   2004............................................ 118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................ 137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................ 146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................ 127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 755,703    10.40    7,861     1.70%        4.08%     2.10%
   2004............................................ 560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................ 132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................     208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2005............................................  91,773    14.08    1,292     1.70%        0.00%     5.21%
   2004............................................  87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................  61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................   3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................   6,325    10.80       68     1.70%        0.02%     1.81%
   2004............................................     378    10.61        4     1.70%        0.00%     6.11%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................ 155,124    10.96    1,700     1.70%        0.39%     0.88%
   2004............................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................  30,147    11.05      333     1.70%        0.00%    10.46%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................  23,139    11.78      273     1.70%        0.00%     8.60%
   2004............................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  66,356    12.12      804     1.70%        1.51%     8.24%
   2004............................................  21,959    11.20      246     1.70%       19.09%    11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   655,414   $11.90   $ 7,801     1.70%        8.21%     0.54%
   2004............................................   674,150    11.84     7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   402,757    16.30     6,566     1.70%        0.00%     9.00%
   2004............................................   327,625    14.96     4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   150,696    10.55     1,591     1.70%        1.74%     2.02%
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,807,286    11.72    32,889     1.70%        0.13%    14.67%
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    71,052    13.96       992     1.70%        0.00%    18.63%
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 2,141,456    12.14    25,993     1.70%        1.84%     3.78%
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   659,383     9.49     6,257     1.70%        1.34%     5.58%
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2005............................................ 1,301,266     6.35     8,268     1.70%        0.28%     3.71%
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VII:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,880,480   $17.33   $32,597     1.70%        0.00%    16.02%
   2004.............................................. 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003.............................................. 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002..............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001..............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    43,930    11.33       498     1.70%        0.09%     0.69%
   2004..............................................    19,598    11.25       221     1.70%        0.00%    12.55%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   442,711    10.39     4,599     1.70%        0.31%     3.89%
GE Investments Funds, Inc.:
   Income Fund.......................................
   2005..............................................   678,296    11.04     7,487     1.70%        4.78%     0.31%
   2004..............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003..............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002..............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2005.............................................. 1,129,943    15.36    17,350     1.70%        2.32%     9.85%
   2004.............................................. 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003.............................................. 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002..............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001..............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2005.............................................. 1,382,399    10.36    14,326     1.70%        2.71%     1.06%
   2004.............................................. 1,359,548    10.25    13,941     1.70%        0.96%    (0.76)%
   2003.............................................. 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.............................................. 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..............................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2005.............................................. 1,143,240     8.70     9,942     1.70%        0.33%    (0.42)%
   2004.............................................. 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.............................................. 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..............................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..............................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2005..............................................   349,604    17.83     6,234     1.70%        5.60%     9.89%
   2004..............................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..............................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2005.............................................. 3,419,522     8.36    28,599     1.70%        1.48%     2.74%
   2004.............................................. 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.............................................. 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.............................................. 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.............................................. 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type VII:                                      Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                    --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005.....................................   966,620   $15.45   $14,938     1.70%        1.07%     7.68%
   2004.....................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003.....................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002.....................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001.....................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2005..................................... 4,051,644    12.37    50,136     1.70%        2.16%     1.91%
   2004..................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003.....................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2005..................................... 1,168,268     9.12    10,650     1.70%        1.08%     0.77%
   2004..................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003..................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002.....................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001.....................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2005.....................................   640,476     9.69     6,206     1.70%        1.18%     2.30%
   2004.....................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003.....................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002.....................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001.....................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   170,259    11.37     1,936     1.70%        2.89%    13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................    57,145    14.47       827     1.70%        0.00%     7.79%
   2004.....................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003.....................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..................................... 2,514,958    10.38    26,104     1.70%        2.08%     5.84%
   2004..................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003..................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002..................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001.....................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Forty Portfolio -- Service Shares
   2005.....................................   520,861     8.13     4,232     1.70%        0.01%    10.65%
   2004.....................................   500,456     7.34     3,675     1.70%        0.03%    15.96%
   2003.....................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002.....................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001.....................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2005...............................................  83,568   $9.33    $  780     1.70%        0.00%    10.42%
   2004...............................................  95,439    8.45       807     1.70%        0.00%    12.28%
   2003............................................... 100,391    7.53       756     1.70%        0.00%    24.05%
   2002............................................... 101,020    6.07       613     1.70%        0.00%   (30.75)%
   2001............................................... 103,526    8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2005............................................... 173,502    3.71       644     1.70%        0.00%     9.66%
   2004............................................... 256,228    3.39       868     1.70%        0.00%    (1.14)%
   2003............................................... 467,996    3.43     1,604     1.70%        0.00%    43.99%
   2002............................................... 318,267    2.38       757     1.70%        0.00%   (41.94)%
   2001............................................... 185,853    4.10       762     1.70%        0.00%   (38.39)%
 International Growth Portfolio -- Service Shares
   2005............................................... 483,616    8.89     4,301     1.70%        1.04%    29.70%
   2004............................................... 544,891    6.86     3,736     1.70%        0.86%    16.67%
   2003............................................... 593,422    5.88     3,487     1.70%        1.16%    32.25%
   2002............................................... 447,171    4.44     1,985     1.70%        0.90%   (27.02)%
   2001............................................... 264,963    6.09     1,614     1.70%        0.35%   (24.74)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................... 422,265    5.99     2,528     1.70%        0.12%     2.25%
   2004............................................... 487,411    5.86     2,854     1.70%        0.00%     2.43%
   2003............................................... 585,098    5.72     3,345     1.70%        0.00%    29.26%
   2002............................................... 609,116    4.42     2,692     1.70%        0.00%   (27.97)%
   2001............................................... 521,222    6.14     3,200     1.70%        0.00%   (26.19)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................... 450,021    4.82     2,168     1.70%        0.00%    10.13%
   2004............................................... 484,273    4.37     2,118     1.70%        0.00%    18.43%
   2003............................................... 488,442    3.69     1,804     1.70%        0.00%    32.48%
   2002............................................... 458,916    2.79     1,280     1.70%        0.00%   (29.34)%
   2001............................................... 386,562    3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................... 564,234    5.88     3,320     1.70%        1.18%     3.78%
   2004............................................... 658,083    5.67     3,731     1.70%        0.87%     2.75%
   2003............................................... 831,929    5.52     4,590     1.70%        0.83%    21.58%
   2002............................................... 844,883    4.54     3,836     1.70%        0.61%   (26.97)%
   2001............................................... 629,158    6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 553,876    6.24     3,455     1.70%        0.14%     2.46%
   2004............................................... 595,693    6.09     3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265    5.68     4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645    4.71     2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541    6.64     2,201     1.70%        0.05%   (26.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 463,596   $ 8.65   $4,011     1.70%        0.31%     5.21%
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005............................................... 492,215     7.91    3,895     1.70%        0.00%     3.25%
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 184,506    12.58    2,321     1.70%        0.02%     0.86%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................... 713,275    11.21    7,997     1.70%        0.54%    14.60%
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 662,712    14.48    9,599     1.70%        0.00%     5.63%
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 519,231    18.00    9,347     1.70%        1.00%    17.50%
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  30,769    15.43      475     1.70%        0.00%    10.09%
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 240,371    11.14    2,678     1.70%        1.26%     1.92%
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 172,010    13.44    2,313     1.70%        0.72%     3.08%
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,561,191   $11.40   $17,795     1.70%        0.86%    12.13%
   2004............................................. 1,576,650    10.17    16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 1,188,072     8.78    10,431     1.70%        1.19%     3.95%
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   246,928    16.83     4,157     1.70%        0.00%     7.86%
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................    92,471    10.40       961     1.70%        5.04%     3.96%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   143,405    12.59     1,805     1.70%        3.15%     3.36%
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,489,607    12.90    19,212     1.70%        6.51%     2.35%
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   955,206    14.84    14,174     1.70%        4.27%     2.97%
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    70,624     9.97       704     1.70%        2.45%    (0.26)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................ 4,195,522   $12.94   $54,294     1.70%        4.28%     0.71%
   2004............................................ 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005............................................    52,020    16.65       866     1.70%        0.00%    19.21%
   2004............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
 Jennison Portfolio -- Class II Shares
   2005............................................    49,435    14.57       720     1.70%        0.00%    12.09%
   2004............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Natural Resources Portfolio -- Class II
   2005............................................    37,836    14.84       561     1.70%        0.00%    48.35%
Rydex Variable Trust:
 OTC Fund
   2005............................................   405,827     3.56     1,444     1.70%        0.00%    (0.60)%
   2004............................................   524,995     3.58     1,880     1.70%        0.00%     7.49%
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   224,649    13.99     3,142     1.70%        0.64%     1.96%
   2004............................................   216,563    13.72     2,971     1.70%        0.22%     6.24%
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     7,519    10.55        79     1.70%        6.90%     5.48%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,340,627    12.20    16,358     1.70%        0.95%     2.34%
   2004............................................ 1,231,035    11.92    14,676     1.70%        0.64%    15.43%
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,385    10.06     1,604     1.70%        0.01%     5.81%
   2004............................................   179,786     9.51     1,710     1.70%        0.00%     4.96%
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income   Total
Type VIII:                                            Units    Unit Value   000s    Net Assets     Ratio    Return
----------                                          ---------- ---------- -------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................ 19,687,409   $11.86   $233,570     1.50%        2.16%    2.12%
   2004............................................ 11,448,155    11.62    133,002     1.50%        1.85%    6.57%
   2003............................................  4,540,351    10.90     49,490     1.50%        1.69%   18.48%
   2002............................................    616,931     9.20      5,676     1.50%        2.28%   (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I
   shares
   2005............................................        130    14.23          2     1.45%        0.00%    4.22%
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    639,064    14.65      9,362     1.45%        0.49%    3.90%
   2004............................................    583,088    14.10      8,221     1.45%        0.00%    9.23%
   2003............................................    197,609    12.91      2,551     1.45%        0.00%   29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005............................................        312    12.36          4     1.45%        0.72%    2.00%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    119,902    13.83      1,659     1.45%        0.06%    7.26%
   2004............................................    123,237    12.90      1,589     1.45%        0.00%    5.08%
   2003............................................     56,467    12.27        693     1.45%        0.00%   22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005............................................    310,884    12.33      3,833     1.45%        1.31%   16.00%
   2004............................................      4,910    10.63         52     1.45%        0.62%    6.29%
 AIM V.I. Real Estate Fund -- Series II shares
   2005............................................        608    11.49          7     1.45%        2.92%   14.89%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................     72,784    12.80        931     1.45%        0.81%    4.13%
   2004............................................     65,462    12.29        805     1.45%        0.44%    4.24%
   2003............................................     38,071    11.79        449     1.45%        0.31%   17.91%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005............................................  1,394,830    13.90     19,384     1.45%        1.27%    3.08%
   2004............................................  1,164,217    13.48     15,695     1.45%        0.74%    9.61%
   2003............................................    564,218    12.30      6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................    475,641    12.10      5,757     1.45%        0.96%   14.84%
   2004............................................     11,495    10.54        121     1.45%        0.00%    5.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type IX:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...........................................   211,436   $13.90   $ 2,938     1.45%        0.00%   13.18%
   2004...........................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...........................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...........................................   115,316    13.95     1,608     1.45%        0.00%    2.15%
   2004...........................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...........................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005...........................................     2,577    14.20        37     1.45%        0.56%    3.12%
 VP International Fund -- Class I
   2005...........................................        60    15.91         1     1.45%        0.00%   11.62%
 VP Ultra(R) Fund -- Class I
   2005...........................................       244    12.97         3     1.45%        0.00%    0.69%
   2004...........................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2005...........................................     2,335    14.49        34     1.45%        5.94%    3.51%
   2004...........................................     1,208    14.00        17     1.45%        0.00%   12.68%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...........................................    43,718     9.96       436     1.45%        3.74%   (0.38)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio - Initial Shares
   2005...........................................     1,413    15.32        22     1.45%        0.01%    7.59%
   2004...........................................        98    14.24         1     1.45%        0.39%   12.82%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...........................................     5,886     9.96        59     1.45%        2.98%    1.18%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005........................................... 1,312,530    10.52    13,804     1.45%        4.08%    2.36%
   2004........................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...........................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2005...........................................   308,758    13.15     4,060     1.45%        0.00%    5.48%
   2004...........................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...........................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005...........................................    20,328    10.85       221     1.45%        0.02%    2.07%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...........................................   142,471    11.00     1,567     1.45%        0.39%    1.14%
   2004...........................................    66,522    10.88       724     1.45%        2.26%    8.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    35,933   $11.07   $   398     1.45%        0.00%   10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    28,107    11.83       332     1.45%        0.00%    8.87%
   2004............................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    90,563    12.17     1,102     1.45%        1.51%    8.52%
   2004............................................    26,783    11.22       300     1.45%       19.09%   12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   447,075    12.03     5,378     1.45%        8.21%    0.79%
   2004............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   946,863    16.41    15,541     1.45%        0.00%    9.27%
   2004............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   311,644    10.60     3,303     1.45%        1.74%    2.28%
   2004............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,161,311    16.17    34,952     1.45%        0.13%   14.96%
   2004............................................ 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    88,801    14.06     1,248     1.45%        0.00%   18.93%
   2004............................................    35,327    11.82       418     1.45%        0.00%   (0.19)%
   2003............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 1,564,566    14.35    22,454     1.45%        1.84%    4.04%
   2004............................................ 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   387,768    12.61     4,888     1.45%        1.34%    5.85%
   2004............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2005............................................   606,900    13.16     7,986     1.45%        0.28%    3.98%
   2004............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type IX:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,629,294   $19.90   $32,431     1.45%        0.00%   16.31%
   2004.............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003..............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   117,036    11.38     1,332     1.45%        0.09%    0.95%
   2004..............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   719,943    10.41     7,492     1.45%        0.31%    4.07%
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2005..............................................     2,518    12.74        32     1.45%        0.22%   (0.41)%
   2004..............................................        97    12.79         1     1.45%        0.55%    6.37%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................     4,503    14.49        65     1.45%        0.00%    8.96%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................     1,373    16.64        23     1.45%        1.34%    8.58%
   2004..............................................       381    15.33         6     1.45%        1.16%   16.81%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................       118    14.69         2     1.45%        2.95%    2.06%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 1,057,050    10.28    10,871     1.45%        4.78%    0.56%
   2004..............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003..............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2005..............................................   812,313    16.25    13,198     1.45%        2.32%   10.12%
   2004..............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003..............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2005.............................................. 1,251,487    10.03    12,549     1.45%        2.71%    1.32%
   2004.............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003..............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2005.............................................. 1,071,507    12.75    13,663     1.45%        0.33%   (0.17)%
   2004.............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003..............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2005..............................................   607,453    17.95    10,905     1.45%        5.60%   10.17%
   2004..............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003..............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2005.............................................. 2,155,073    13.61    29,334     1.45%        1.48%    3.00%
   2004.............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003..............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income   Total
Type IX:                                            Units   Unit Value   000s    Net Assets     Ratio    Return
--------                                          --------- ---------- -------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005..........................................   935,347   $15.71   $ 14,698     1.45%        1.07%    7.95%
   2004..........................................   689,460    14.56     10,037     1.45%        6.53%   13.48%
   2003..........................................   333,700    12.83      4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2005.......................................... 9,561,715    12.46    119,123     1.45%        2.16%    2.17%
   2004.......................................... 5,993,939    12.19     73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44     18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2005..........................................   617,672    12.65      7,814     1.45%        1.08%    1.03%
   2004..........................................   544,736    12.52      6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75      2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2005..........................................   382,029    13.14      5,020     1.45%        1.18%    2.56%
   2004..........................................   315,289    12.81      4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87      1,548     1.45%        1.55%   18.66%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   217,562    11.39      2,478     1.45%        2.89%   13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   193,593    14.57      2,820     1.45%        0.00%    8.06%
   2004..........................................   132,447    13.48      1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57        529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..........................................   953,492    12.37     11,794     1.45%        2.08%    6.10%
   2004..........................................   792,568    11.66      9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92      3,533     1.45%        1.95%    9.24%
 Forty Portfolio -- Service Shares
   2005..........................................   202,887    15.03      3,050     1.45%        0.01%   10.93%
   2004..........................................   167,326    13.55      2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66        760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2005..........................................   174,684    20.62      3,603     1.45%        1.04%   30.03%
   2004..........................................   219,326    15.86      3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56      1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005..........................................    11,518    10.43        120     1.45%        4.30%    1.32%
   2004..........................................     1,580    10.29         16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2005..........................................     3,226    15.81         51     1.45%        0.86%    7.63%
   2004..........................................        62    14.69          1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2005..........................................     1,147    16.84         19     1.45%        0.00%    1.92%
   2004..........................................        96    16.52          2     1.45%        0.00%   25.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 U.S. Large Cap Core Equity Portfolio
   2005...............................................       209   $13.04   $     3     1.45%        0.00%   (0.12)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................   372,448    12.65     4,713     1.45%        0.14%    2.72%
   2004...............................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................   230,074    13.49     3,103     1.45%        0.31%    5.48%
   2004...............................................   187,963    12.79     2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................   422,328    13.80     5,827     1.45%        0.00%    3.51%
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Strategic Income Series -- Service Class
   Shares
   2005...............................................       302    11.05         3     1.45%        0.00%    0.16%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................   118,192    12.44     1,470     1.45%        0.02%    1.11%
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................   390,453    18.06     7,053     1.45%        0.54%   14.89%
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 1,439,928    14.58    20,998     1.45%        0.00%    5.89%
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2005...............................................   950,101    18.12    17,220     1.45%        1.00%   17.80%
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005...............................................   142,681    15.59     2,224     1.45%        0.00%   10.37%
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   318,406    11.19     3,562     1.45%        1.26%    2.17%
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005.............................................   409,421   $13.37   $ 5,472     1.45%        0.72%    3.35%
   2004.............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003.............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,146,291    18.62    21,347     1.45%        0.86%   12.41%
   2004.............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003.............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.............................................   560,885    13.56     7,604     1.45%        1.19%    4.21%
   2004.............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003.............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   691,830    17.41    12,045     1.45%        0.00%    8.13%
   2004.............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 All Asset Portfolio Advisor -- Class Shares
   2005.............................................   236,432    10.41     2,462     1.45%        5.04%    4.14%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,432,605    12.03    17,240     1.45%        6.51%    2.61%
   2004............................................. 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   528,302    11.00     5,813     1.45%        4.27%    3.23%
   2004.............................................   475,092    10.66     5,064     1.45%        4.15%    6.01%
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................   186,590     9.99     1,864     0.00%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 3,856,246    10.54    40,639     1.45%        4.28%    0.97%
   2004............................................. 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   114,715    16.76     1,923     1.45%        0.00%   19.51%
   2004.............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2005.............................................    48,037    14.67       705     1.45%        0.00%   12.38%
   2004.............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Natural Resources Portfolio -- Class II
   2005............................................    87,097   $14.86   $ 1,294     1.45%        0.00%   48.61%
Rydex Variable Trust:
 OTC Fund
   2005............................................   116,563    13.75     1,602     1.45%        0.00%   (0.35)%
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   334,301    14.08     4,707     1.45%        0.64%    2.22%
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     2,074    10.57        22     1.45%        6.90%    5.66%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................       244    13.42         3     1.45%        0.07%    1.77%
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2005............................................       558    15.23         9     1.45%        1.37%    5.96%
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005............................................       634    18.22        12     1.45%        0.00%    8.19%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,843,968    14.86    27,395     1.45%        0.95%    2.60%
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   224,644    13.22     2,969     1.45%        0.01%    6.08%
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    50,993    10.79       550     1.85%        0.49%    3.48%
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    20,210    10.77       218     1.85%        0.06%    6.83%
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                      Net Assets     Expenses as a Investment
                                                                   ----------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                     ------ ---------- ------ ------------- ---------- ------
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  5,655   $12.27   $   69     1.85%        1.31%   15.53%
   2004....................................................  2,894    10.62       31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  4,063    10.47       43     1.85%        0.81%    3.71%
   2004....................................................  4,408    10.10       45     1.85%        0.44%    1.00%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  3,178    10.07       32     1.85%        0.00%    1.74%
   2004....................................................  1,660     9.90       16     1.85%        0.00%   (0.98)%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.................................................... 51,261    10.78      553     1.85%        1.27%    2.67%
   2004.................................................... 50,807    10.50      534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  2,737    12.05       33     1.85%        0.96%   14.37%
   2004....................................................    425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,385    11.67       16     1.85%        0.00%   12.73%
   2004....................................................  1,392    10.35       14     1.85%        0.00%    3.52%
Eaton Vance Variable Trust:
 VT Floating -- Rate Income Fund
   2005.................................................... 78,201    10.27      803     1.85%        4.08%    1.95%
   2004.................................................... 82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2005.................................................... 25,538    10.32      264     1.85%        0.00%    5.05%
   2004.................................................... 27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust:
   Evergreen VA Omega Fund -- Class 2......................
   2005....................................................  4,898    10.78       53     1.85%        0.02%    1.66%
   2004....................................................  5,105    10.60       54     1.85%        0.00%    6.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 22,338    10.93      244     1.85%        0.39%    0.73%
   2004.................................................... 15,604    10.85      169     1.85%        2.26%    8.49%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  2,172    11.75       26     1.85%        0.00%    8.43%
   2004....................................................  2,062    10.83       22     1.85%        0.17%    8.35%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  8,010    12.09       97     1.85%        1.51%    8.08%
   2004....................................................  8,814    11.19       99     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005.................................................... 28,405    10.77      306     1.85%        8.21%    0.38%
   2004.................................................... 25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 82,966    11.73      973     1.85%        0.00%    8.83%
   2004.................................................... 93,674    10.78    1,010     1.85%        0.00%    7.79%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  35,193   $10.53   $  370     1.85%        1.74%    1.87%
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 214,346    12.55    2,690     1.85%        0.13%   14.50%
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................  10,501    11.16      117     1.85%        0.00%   18.45%
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  71,098    10.96      779     1.85%        1.84%    3.62%
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................  21,679    10.64      231     1.85%        1.34%    5.42%
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   9,233     9.93       92     1.85%        0.28%    3.56%
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................... 129,199    13.44    1,736     1.85%        0.00%   15.84%
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................  21,192    11.30      240     1.85%        0.09%    0.54%
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................   8,768    10.38       91     1.85%        0.31%    3.78%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................  47,593    10.05      478     1.85%        4.78%    0.15%
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%
 Mid-Cap Equity Fund
   2005...............................................  60,192    12.12      730     1.85%        2.32%    9.68%
   2004...............................................  60,203    11.05      665     1.85%        1.04%   10.52%
 Money Market Fund
   2005...............................................  27,530    10.01      276     1.85%        2.71%    0.91%
   2004...............................................  38,012     9.92      377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2005...............................................  52,526    10.23      537     1.85%        0.33%   (0.58)%
   2004...............................................  41,730    10.29      429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2005...............................................  51,165    13.63      697     1.85%        5.60%    9.72%
   2004...............................................  35,170    12.42      437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2005...............................................  98,397    10.74    1,057     1.85%        1.48%    2.58%
   2004...............................................  92,137    10.47      965     1.85%        1.59%    4.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005...............................................    82,514   $11.60   $   957     1.85%        1.07%    7.51%
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2005............................................... 2,937,461    10.56    31,008     1.85%        2.16%    1.76%
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2005...............................................    42,911    10.42       447     1.85%        1.08%    0.62%
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2005...............................................    39,010    10.71       418     1.85%        1.18%    2.14%
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       882    11.36        10     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005...............................................    15,764    10.78       170     1.85%        0.00%    7.62%
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................    84,527    11.03       933     1.85%        2.08%    5.67%
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Forty Portfolio -- Service Shares
   2005...............................................     1,845    12.42        23     1.85%        0.01%   10.48%
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2005...............................................     8,285    14.21       118     1.85%        1.04%   29.51%
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................    17,590    10.51       185     1.85%        0.14%    2.30%
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................     4,052    11.14        45     1.85%        0.31%    5.05%
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................    21,864    10.00       219     1.85%        0.00%    3.09%
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................    96,024    10.68     1,026     1.85%        0.02%    0.71%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    19,896    13.81       275     1.85%        0.54%   14.42%
   2004...............................................    16,456    12.07       199     1.85%        1.26%   20.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  85,052   $11.56   $  983     1.85%        0.00%    5.47%
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 101,488    12.58    1,277     1.85%        1.00%   17.32%
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   8,023    12.32       99     1.85%        0.00%    9.92%
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 163,805    11.11    1,820     1.85%        1.26%    1.76%
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  39,961    10.47      418     1.85%        0.72%    2.93%
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 128,241    12.39    1,589     1.85%        0.86%   11.96%
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  29,165    10.73      313     1.85%        1.19%    3.79%
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  34,602    11.88      411     1.85%        0.00%    7.69%
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  69,800    10.92      762     1.85%        6.51%    2.19%
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   4,852    10.61       51     1.85%        4.27%    2.81%
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 206,991    10.23    2,118     1.85%        4.28%    0.56%
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   7,208    13.01       94     1.85%        0.00%   19.02%
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value 000s  Net Assets     Ratio    Return
-------                                                     ------ ---------- ---- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005....................................................    328   $11.59   $  4     1.85%        0.00%   11.92%
   2004....................................................    321    10.35      3     1.85%        0.06%    3.53%
 Natural Resources Portfolio -- Class II
   2005....................................................  1,436    14.82     21     1.85%        0.00%   48.20%
Rydex Variable Trust:
 OTC Fund
   2005....................................................  7,745    10.44     81     1.85%        0.00%   (0.75)%
   2004....................................................  7,821    10.52     82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................... 10,526    10.19    107     1.85%        0.64%    1.81%
   2004.................................................... 10,559    10.01    106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 72,848    11.18    815     1.85%        0.95%    2.19%
   2004.................................................... 64,668    10.95    708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  5,151    10.80     56     1.85%        0.01%    5.65%
   2004....................................................  5,205    10.22     53     1.85%        0.00%    2.20%

Type XI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 58,299    11.14    649     1.85%        0.49%    3.48%
   2004.................................................... 42,247    10.76    455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II shares
   2005.................................................... 27,194    12.27    334     1.85%        1.31%   15.53%
   2004....................................................  6,317    10.62     67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  8,880    11.05     98     1.85%        0.81%    3.71%
   2004....................................................  8,908    10.66     95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 44,753    11.10    497     1.85%        1.27%    2.67%
   2004.................................................... 27,125    10.81    293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 46,233    12.05    557     1.85%        0.96%   14.37%
   2004....................................................  4,345    10.53     46     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005.................................................... 27,223    12.30    335     1.85%        0.00%   12.73%
   2004.................................................... 11,112    10.91    121     1.85%        0.00%    9.15%
American Century Variable Portfolios, Inc.:
 VP Ultra(R) Fund -- Class I
   2005....................................................  3,538    10.94     39     1.85%        0.00%    9.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XI:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                              ------- ---------- ------ ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................  12,057   $ 9.93   $  120     1.85%        3.74%   (0.65)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..............................................     804    11.45        9     1.85%        0.01%   14.55%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..............................................   4,252    10.08       43     1.85%        2.98%    0.76%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................  27,209    10.93      297     1.85%        0.39%    0.73%
   2004..............................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................  14,600    12.09      177     1.85%        1.51%    8.08%
   2004..............................................   1,334    11.19       15     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  29,657    10.71      318     1.85%        8.21%    0.38%
   2004..............................................  12,116    10.67      129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 381,414    10.53    4,015     1.85%        1.74%    1.87%
   2004.............................................. 214,116    10.33    2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  59,468    11.37      676     1.85%        1.84%    3.62%
   2004..............................................  17,355    10.97      190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  32,944    10.80      356     1.85%        0.28%    3.56%
   2004..............................................  16,001    10.43      167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  60,009    14.14      848     1.85%        0.00%   15.84%
   2004..............................................  29,081    12.20      355     1.85%        0.00%   22.04%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 595,181    10.38    6,177     1.85%        0.31%    3.78%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   1,209    10.40       13     1.85%        0.22%    3.99%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................   1,584    11.16       18     1.85%        1.34%   11.60%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  63,706    10.25      653     1.85%        4.78%    0.15%
   2004..............................................  40,814    10.23      418     1.85%        4.53%    2.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XI:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005............................................    25,219   $12.57   $   317     1.85%        2.32%    9.68%
   2004............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2005............................................   268,448    10.04     2,695     1.85%        2.71%    0.91%
   2004............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2005............................................    25,455    11.90       303     1.85%        1.07%    7.51%
   2004............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2005............................................ 8,996,013    10.84    97,548     1.85%        2.16%    1.76%
   2004............................................ 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,261    11.36       173     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    28,271    11.39       322     1.85%        0.00%    7.62%
   2004............................................     3,798    10.58        40     1.85%        0.00%    5.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   257,220    11.37     2,924     1.85%        2.08%    5.67%
   2004............................................   128,105    10.76     1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.70        --     1.85%        1.04%   29.51%
   2004............................................    21,993    11.35       250     1.85%        0.86%   13.54%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005............................................     1,157    10.07        12     1.85%        4.30%    0.71%
 International Equity Portfolio
   2005............................................     4,865    11.28        55     1.85%        0.03%   12.81%
 Mid Cap Value Portfolio
   2005............................................     2,645    10.88        29     1.85%        0.86%    8.80%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    15,815    11.10       176     1.85%        0.14%    2.30%
   2004............................................     2,119    10.85        23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    15,613    10.94       171     1.85%        0.00%    3.09%
   2004............................................    13,398    10.61       142     1.85%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   465,086    10.30     4,792     1.85%        0.02%    3.03%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    63,794    11.87       757     1.85%        0.00%    5.47%
   2004............................................    32,887    11.25       370     1.85%        0.00%   12.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XI:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005................................................ 145,933   $12.88   $1,880     1.85%        1.00%   17.32%
   2004................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................ 402,956    11.11    4,478     1.85%        1.26%    1.76%
   2004................................................ 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005................................................  32,893    12.68      417     1.85%        0.00%    7.69%
   2004................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005................................................  39,094    11.04      432     1.85%        6.51%    2.19%
   2004................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005................................................  17,190    10.96      188     1.85%        4.27%    2.81%
   2004................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Low Duration Portfolio -- Advisor Class Shares
   2005................................................ 130,107     9.96    1,296     1.85%        2.45%   (0.37)%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................ 231,271    10.38    2,399     1.85%        4.28%    0.56%
   2004................................................ 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005................................................   3,973    12.21       49     1.85%        0.00%   11.92%
   2004................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  10,582    10.84      115     1.85%        0.64%    1.81%
   2004................................................   8,999    10.65       96     1.85%        0.22%    6.46%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005................................................  13,147    10.54      139     0.00%        6.90%    5.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 105,107    11.57    1,216     1.85%        0.95%    2.19%
   2004................................................  15,109    11.32      171     1.85%        0.64%   13.23%

Type XII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  26,035    11.12      290     1.95%        0.49%    3.38%
   2004................................................  10,413    10.76      112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  20,859    12.26      256     1.95%        1.31%   15.41%
   2004................................................      18    10.62        1     1.95%        0.62%    6.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   6,373   $11.03   $   70     1.95%        0.81%    3.60%
   2004...............................................   5,648    10.65       60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................  32,113    11.08      356     1.95%        1.27%    2.56%
   2004...............................................  12,931    10.81      140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................  30,684    12.03      369     1.95%        0.96%   14.26%
   2004...............................................   4,595    10.53       48     1.95%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................  13,560    12.28      167     1.95%        0.00%   12.61%
   2004...............................................   3,602    10.91       39     1.95%        0.00%    9.07%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................   5,577     9.93       55     1.95%        3.74%   (0.72)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................  13,187    10.91      144     1.95%        0.39%    0.63%
   2004...............................................   3,813    10.84       41     1.95%        2.26%    8.41%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................  16,343    12.07      197     1.95%        1.51%    7.97%
   2004...............................................   2,498    11.18       28     1.95%       19.09%   11.79%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................   9,024    10.70       97     1.95%        8.21%    0.28%
   2004...............................................   3,057    10.67       33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................... 193,962    10.51    2,038     1.95%        1.74%    1.76%
   2004...............................................  91,441    10.33      944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  34,287    11.35      389     1.95%        1.84%    3.52%
   2004...............................................  15,898    10.97      174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................  16,249    10.78      175     1.95%        0.28%    3.45%
   2004...............................................     384    10.42        4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................  44,142    14.11      623     1.95%        0.00%   15.72%
   2004...............................................  16,419    12.20      200     1.95%        0.00%   21.96%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 391,077    10.37    4,056     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XII:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................    28,818   $10.23   $   295     1.95%        4.78%    0.05%
   2004............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2005............................................     7,131    12.55        89     1.95%        2.32%    9.57%
   2004............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2005............................................   150,019    10.02     1,504     1.95%        2.71%    0.81%
   2004............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2005............................................     7,528    11.88        89     1.95%        1.07%    7.40%
   2004............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2005............................................ 4,782,115    10.83    51,767     1.95%        2.16%    1.65%
   2004............................................ 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,837    11.35       180     1.95%        2.89%   13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    24,984    11.37       284     1.95%        0.00%    7.51%
   2004............................................    11,344    10.57       120     1.95%        0.00%    5.72%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   158,810    11.35     1,802     1.95%        2.08%    5.57%
   2004............................................    14,502    10.75       156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.68        --     1.95%        1.04%   29.38%
   2004............................................     6,949    11.35        79     1.95%        0.86%   13.46%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................     5,106    11.08        57     1.95%        0.14%    2.20%
   2004............................................       627    10.84         7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................     5,703    10.92        62     1.95%        0.00%    2.99%
   2004............................................     1,785    10.60        19     1.95%        0.00%    6.04%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   198,345    10.30     2,042     1.95%        0.02%    2.96%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    42,972    11.85       509     1.95%        0.00%    5.36%
   2004............................................    18,129    11.25       204     1.95%        0.00%   12.47%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005...............................................  93,312   $12.86   $1,200     1.95%        1.00%   17.20%
   2004...............................................  39,132    10.97      429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 323,610    11.09    3,590     1.95%        1.26%    1.66%
   2004...............................................  47,184    10.91      515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  27,464    12.66      348     1.95%        0.00%    7.58%
   2004...............................................   8,840    11.77      104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  35,042    11.03      386     1.95%        6.51%    2.09%
   2004...............................................  10,569    10.80      114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  27,793    10.94      304     1.95%        4.27%    2.71%
   2004...............................................   9,496    10.65      101     1.95%        4.15%    6.52%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  91,098     9.96      907     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 141,148    10.36    1,462     1.95%        4.28%    0.45%
   2004...............................................  64,017    10.31      660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   9,775    12.19      119     1.95%        0.00%   11.81%
   2004...............................................     836    10.90        9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  15,186    10.82      164     1.95%        0.64%    1.70%
   2004...............................................   5,016    10.64       53     1.95%        0.22%    6.39%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  12,504    10.53      132     1.95%        6.90%    5.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  76,220    11.55      880     1.95%        0.95%    2.09%
   2004...............................................  16,006    11.32      181     1.95%        0.64%   13.16%

Type XIII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................  20,493    10.74      220     2.10%        0.49%    3.22%
   2004...............................................  17,323    10.41      180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................   7,156    10.72       77     2.10%        0.06%    6.56%
   2004...............................................   7,209    10.06       73     2.10%        0.00%    0.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    630   $10.42   $  7     2.10%        0.81%    3.44%
   2004....................................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  2,122    10.03     21     2.10%        0.00%    1.48%
   2004....................................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 36,191    10.73    388     2.10%        1.27%    2.41%
   2004.................................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  4,868    12.01     58     2.10%        0.96%   14.08%
   2004....................................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  8,478    11.61     98     2.10%        0.00%   12.44%
   2004....................................................  7,049    10.33     73     2.10%        0.00%    3.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  6,820    10.22     70     2.10%        4.08%    1.69%
   2004....................................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2005....................................................  4,182    10.28     43     2.10%        0.00%    4.79%
   2004....................................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  3,796    10.88     41     2.10%        0.39%    0.47%
   2004....................................................     99    10.83      1     2.10%        2.26%    8.30%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  3,218    11.70     38     2.10%        0.00%    8.16%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,324    12.04     16     2.10%        1.51%    7.81%
   2004....................................................  1,130    11.17     13     2.10%       19.09%   11.67%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    945    10.72     10     2.10%        8.21%    0.13%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 12,713    11.67    148     2.10%        0.00%    8.56%
   2004....................................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  9,266    10.48     97     2.10%        1.74%    1.61%
   2004....................................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 19,333    12.49    241     2.10%        0.13%   14.21%
   2004.................................................... 13,988    10.94    153     2.10%        0.19%    9.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................      63   $11.11   $    1     2.10%        0.00%   18.15%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  17,670    10.90      193     2.10%        1.84%    3.36%
   2004...............................................  12,814    10.55      135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................     249    10.59        3     2.10%        1.34%    5.15%
   2004...............................................     249    10.07        3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   6,164     9.88       61     2.10%        0.28%    3.29%
   2004...............................................   3,921     9.57       38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................   8,336    13.37      111     2.10%        0.00%   15.55%
   2004...............................................   4,543    11.57       53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................   2,331    11.26       26     2.10%        0.09%    0.28%
   2004...............................................     455    11.22        5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................   6,222    10.01       62     2.10%        4.78%   (0.10)%
   2004...............................................   6,209    10.02       62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2005...............................................   8,822    12.06      106     2.10%        2.32%    9.40%
   2004...............................................   8,064    11.03       89     2.10%        1.04%   10.27%
 Money Market Fund
   2005...............................................  30,990     9.97      309     2.10%        2.71%    0.65%
   2004...............................................   2,870     9.90       28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2005...............................................  34,388    10.18      350     2.10%        0.33%   (0.83)%
   2004...............................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2005...............................................   6,258    13.56       85     2.10%        5.60%    9.44%
   2004...............................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2005...............................................   5,040    10.69       54     2.10%        1.48%    2.32%
   2004...............................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2005...............................................  13,823    11.55      160     2.10%        1.07%    7.24%
   2004...............................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2005............................................... 339,798    10.51    3,570     2.10%        2.16%    1.50%
   2004............................................... 260,913    10.35    2,701     2.10%        1.85%    3.51%
 U.S. Equity Fund
   2005...............................................      56    10.37        1     2.10%        1.08%    0.36%
 Value Equity Fund
   2005...............................................     224    10.66        2     2.10%        1.18%    1.88%
   2004...............................................     238    10.46        2     2.10%        1.28%    4.64%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................     16   $11.34   $  1     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005............................................... 13,136    10.73    141     2.10%        0.00%    7.35%
   2004............................................... 12,181     9.99    122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  2,851    10.98     31     2.10%        2.08%    5.41%
   2004...............................................  3,089    10.42     32     2.10%        2.25%    4.18%
 Forty Portfolio -- Service Shares
   2005...............................................  1,869    12.36     23     2.10%        0.01%   10.20%
 International Growth Portfolio -- Service Shares
   2005...............................................  7,459    14.15    106     2.10%        1.04%   29.18%
   2004............................................... 12,609    10.95    138     2.10%        0.86%    9.50%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................    238    11.09      3     2.10%        0.31%    4.78%
   2004...............................................    238    10.58      3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,755     9.96     37     2.10%        0.00%    2.83%
   2004...............................................  3,723     9.68     36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 21,011    11.51    242     2.10%        0.00%    5.20%
   2004............................................... 19,041    10.94    208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 19,313    12.52    242     2.10%        1.00%   17.02%
   2004............................................... 10,725    10.70    115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................    574    11.06      6     2.10%        1.26%    1.50%
   2004...............................................    605    10.90      7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 11,251    10.42    117     2.10%        0.72%    2.67%
   2004............................................... 11,911    10.15    121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 14,836    12.33    183     2.10%        0.86%   11.67%
   2004............................................... 12,740    11.04    141     2.10%        1.10%   10.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  5,366    10.68     57     2.10%        1.19%    3.53%
   2004...............................................  5,474    10.32     56     2.10%        0.69%    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005..................................................  4,671   $11.82   $ 55     2.10%        0.00%    7.42%
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.................................................. 16,888    10.87    184     2.10%        6.51%    1.93%
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005.................................................. 29,246    10.56    309     2.10%        4.27%    2.55%
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Low Duration Portfolio -- Advisor Class Shares
   2005..................................................     79     9.95      1     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 38,526    10.19    392     2.10%        4.28%    0.30%
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2005..................................................  8,374    10.39     87     2.10%        0.00%   (1.00)%
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005..................................................  1,642    10.14     17     2.10%        0.64%    1.55%
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005..................................................  5,514    11.13     61     2.10%        0.95%    1.93%
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2005..................................................  5,471    10.75     59     2.10%        0.01%    5.38%
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 12,724    11.09    141     2.10%        0.49%    3.22%
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  5,175    12.24     63     2.10%        1.31%   15.24%
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    530    11.00      6     2.10%        0.81%    3.44%
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................. 20,999    11.06    232     2.10%        1.27%    2.41%
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XIV:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                             ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................  10,691   $12.01   $  128     2.10%        0.96%   14.08%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     948    12.25       12     2.10%        0.00%   12.44%
   2004..............................................     298    10.90        3     2.10%        0.00%    8.96%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................     922     9.92        9     2.10%        3.74%   (0.82)%
FAM Variable Series Fund, Inc.:
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,486    12.04       42     2.10%        1.51%    7.81%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   4,329    10.67       46     2.10%        8.21%    0.13%
   2004..............................................      79    10.65        1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 150,976    10.48    1,583     2.10%        1.74%    1.61%
   2004..............................................  28,249    10.32      291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  14,551    11.32      165     2.10%        1.84%    3.36%
   2004..............................................     556    10.95        6     2.10%        1.35%    9.55%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  15,460    10.75      166     2.10%        0.28%    3.29%
   2004..............................................   4,967    10.41       52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  19,378    14.08      273     2.10%        0.00%   15.55%
   2004..............................................   7,762    12.18       95     2.10%        0.00%   21.83%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 291,882    10.36    3,024     2.10%        0.31%    3.61%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   5,373    10.20       55     2.10%        4.78%   (0.10)%
 Mid-Cap Equity Fund
   2005..............................................   8,666    12.51      108     2.10%        2.32%    9.40%
   2004..............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2005.............................................. 132,025    10.00    1,320     2.10%        2.71%    0.65%
   2004..............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2005..............................................   6,206    11.85       74     2.10%        1.07%    7.24%
   2004..............................................   1,690    11.05       19     2.10%        6.53%   10.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XIV:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2005............................................. 3,767,110   $10.80   $40,675     2.10%        2.16%    1.50%
   2004.............................................   924,096    10.64     9,831     2.10%        1.85%    6.38%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................     4,880    11.34        55     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................    12,592    11.34       143     2.10%        0.00%    7.35%
   2004.............................................       476    10.56         5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    98,721    11.32     1,118     2.10%        2.08%    5.41%
   2004.............................................    20,112    10.74       216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005.............................................     1,842    11.05        20     2.10%        0.14%    2.04%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     4,389    10.89        48     2.10%        0.00%    2.83%
   2004.............................................     1,128    10.59        12     2.10%        0.00%    5.93%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................   100,856    10.29     1,037     2.10%        0.02%    2.85%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    28,105    11.82       332     2.10%        0.00%    5.20%
   2004.............................................    12,403    11.24       139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    56,038    12.83       719     2.10%        1.00%   17.02%
   2004.............................................    23,413    10.96       257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   124,342    11.06     1,376     2.10%        1.26%    1.50%
   2004.............................................    29,108    10.90       317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................    13,646    12.63       172     2.10%        0.00%    7.42%
   2004.............................................     4,778    11.76        56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    17,565    11.00       193     2.10%        6.51%    1.93%
   2004.............................................     6,209    10.79        67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     6,882    10.91        75     2.10%        4.27%    2.55%
   2004.............................................     5,215    10.64        55     2.10%        4.15%    6.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIV:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005.................................................... 37,809   $ 9.95   $376     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................... 93,460    10.33    966     2.10%        4.28%    0.30%
   2004.................................................... 32,298    10.30    333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005....................................................    630    12.16      8     2.10%        0.00%   11.64%
   2004....................................................    376    10.89      4     2.10%        0.06%    8.94%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005....................................................  5,279    10.79     57     2.10%        0.64%    1.55%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005....................................................  8,463    10.52     89     2.10%        6.90%    5.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 44,062    11.52    508     2.10%        0.95%    1.93%
   2004.................................................... 20,331    11.30    230     2.10%        0.64%   13.04%

Type XV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 17,448    11.07    193     2.20%        0.49%    3.12%
   2004.................................................... 11,143    10.74    120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,841    12.23     96     2.20%        1.31%   15.12%
   2004....................................................  3,295    10.62     35     2.20%        0.62%    6.19%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  7,031    10.99     77     2.20%        0.81%    3.34%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 31,179    11.04    344     2.20%        1.27%    2.30%
   2004....................................................  4,874    10.79     53     2.20%        0.74%    7.88%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 24,441    12.00    293     2.20%        0.96%   13.96%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  3,246    12.23     40     2.20%        0.00%   12.32%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................  2,146     9.91     21     2.20%        3.74%   (0.89)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 14,661    10.86    159     2.20%        0.39%    0.37%
   2004....................................................  1,423    10.82     15     2.20%        2.26%    8.23%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  5,636    12.02     68     2.20%        1.51%    7.70%
   2004....................................................    541    11.16      6     2.20%       19.09%   11.59%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type XV:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005..............................................     8,126   $10.65   $    87     2.20%        8.21%    0.03%
   2004..............................................     2,543    10.65        27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................   106,713    10.47     1,117     2.20%        1.74%    1.50%
   2004..............................................    35,661    10.31       368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................    25,484    11.30       288     2.20%        1.84%    3.25%
   2004..............................................     8,643    10.95        95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................     9,869    10.74       106     2.20%        0.28%    3.19%
   2004..............................................     3,892    10.40        40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................    23,763    14.05       334     2.20%        0.00%   15.43%
   2004..............................................     8,856    12.17       108     2.20%        0.00%   21.75%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   166,804    10.35     1,727     2.20%        0.31%    3.53%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................     9,669    10.18        98     2.20%        4.78%   (0.20)%
   2004..............................................       484    10.21         5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2005..............................................     8,686    12.49       109     2.20%        2.32%    9.29%
   2004..............................................     3,551    11.43        41     2.20%        1.04%   14.31%
 Money Market Fund
   2005..............................................   103,838     9.98     1,036     2.20%        2.71%    0.55%
   2004..............................................    31,741     9.93       315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2005..............................................    10,713    11.83       127     2.20%        1.07%    7.13%
   2004..............................................     2,399    11.04        26     2.20%        6.53%   10.41%
 Total Return Fund
   2005.............................................. 2,187,807    10.78    23,583     2.20%        2.16%    1.40%
   2004..............................................   493,492    10.63     5,246     2.20%        1.85%    6.31%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..............................................    12,067    11.33       137     2.20%        2.89%   13.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..............................................    22,733    11.32       257     2.20%        0.00%    7.24%
   2004..............................................     6,108    10.55        64     2.20%        0.00%    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  62,953   $11.30   $  711     2.20%        2.08%    5.30%
   2004...............................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2005...............................................      --    14.62       --     2.20%        1.04%   29.05%
   2004...............................................   7,684    11.33       87     2.20%        0.86%   13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  10,448    10.87      114     2.20%        0.00%    2.73%
   2004...............................................   3,402    10.59       36     2.20%        0.00%    5.86%
   MFS(R) Total Return Series -- Service Class Shares.
   2005...............................................  26,516    10.28      273     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  32,644    11.80      385     2.20%        0.00%    5.09%
   2004...............................................  10,915    11.23      123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  63,134    12.81      808     2.20%        1.00%   16.90%
   2004...............................................  18,027    10.95      197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 108,541    11.05    1,199     2.20%        1.26%    1.40%
   2004...............................................  54,629    10.89      595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  11,091    12.61      140     2.20%        0.00%    7.31%
   2004...............................................   3,172    11.75       37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  20,911    10.98      230     2.20%        6.51%    1.83%
   2004...............................................   5,298    10.78       57     2.20%        6.62%    7.82%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   2,977    10.89       32     2.20%        4.27%    2.45%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  52,306     9.94      520     2.20%        2.45%   (0.60)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 124,882    10.31    1,288     2.20%        4.28%    0.20%
   2004...............................................  46,520    10.29      479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,516    12.14       43     2.20%        0.00%   11.52%
   2004...............................................   2,403    10.89       26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   9,191    10.77       99     2.20%        0.64%    1.44%
   2004...............................................   4,173    10.62       44     2.20%        0.22%    6.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund -- Class II
   2005..................................................  5,411   $10.51   $ 57     2.20%        6.90%    5.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................. 32,581    11.50    375     2.20%        0.95%    1.83%
   2004..................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................. 13,605    10.24    139     2.00%        4.08%    1.79%
   2004.................................................. 14,516    10.06    146     2.00%        2.99%    0.56%
Fidelity Variable Insurance Products Fund:
 VIP Growth Portfolio -- Service Class 2
   2005..................................................    643     9.90      6     2.00%        0.28%    3.40%
GE Investments Funds, Inc.:
 Income Fund
   2005..................................................    745    10.02      7     2.00%        4.78%    0.00%
 Total Return Fund
   2005.................................................. 57,488    10.53    605     2.00%        2.16%    1.60%
   2004.................................................. 12,068    10.36    125     2.00%        1.85%    3.60%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005..................................................    255     9.98      3     2.00%        0.00%    2.94%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005..................................................    441    12.36      5     2.00%        0.86%   11.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005..................................................    346    10.89      4     2.00%        6.51%    2.04%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 10,982    11.11    122     2.00%        0.49%    3.33%
   2004..................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  6,104    12.25     75     2.00%        1.31%   15.36%
   2004..................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    291    11.02      3     2.00%        0.81%    3.55%
   2004..................................................    289    10.65      3     2.00%        0.44%    6.46%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005..................................................  5,161    11.07     57     2.00%        1.27%    2.51%
   2004..................................................    214    10.80      2     2.00%        0.74%    8.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................   5,530   $12.03   $   67     2.00%        0.96%   14.20%
   2004..............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     465    12.27        6     2.00%        0.00%   12.55%
   2004..............................................     281    10.90        3     2.00%        0.00%    9.04%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................   1,771     9.92       18     2.00%        3.74%   (0.75)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   2,387    10.69       26     2.00%        8.21%    0.23%
   2004..............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................  35,127    10.50      369     2.00%        1.74%    1.71%
   2004..............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................   9,904    11.34      112     2.00%        1.84%    3.47%
   2004..............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,721    10.77      115     2.00%        0.28%    3.40%
   2004..............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   7,970    14.10      112     2.00%        0.00%   15.66%
   2004..............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  13,410    10.22      137     2.00%        4.78%    0.00%
   2004..............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Mid-Cap Equity Fund
   2005..............................................   1,238    12.54       16     2.00%        2.32%    9.51%
 Money Market Fund
   2005..............................................  21,341    10.01      214     2.00%        2.71%    0.76%
   2004..............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Real Estate Securities Fund
   2005..............................................     687    14.95       10     2.00%        5.60%    9.55%
 Small-Cap Value Equity Fund
   2005..............................................   1,109    11.87       13     2.00%        1.07%    7.35%
 Total Return Fund
   2005.............................................. 169,950    10.82    1,838     2.00%        2.16%    1.60%
   2004.............................................. 118,802    10.65    1,265     2.00%        1.85%    6.45%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005..............................................   4,022    11.36       46     2.00%        0.00%    7.46%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  1,799   $11.34   $ 20     2.00%        2.08%    5.51%
   2004...............................................  1,848    10.75     20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................    772    10.91      8     2.00%        0.00%    2.94%
   2004...............................................    121    10.60      1     2.00%        0.00%    6.01%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    355    14.20      5     2.00%        0.54%   14.25%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  2,291    11.84     27     2.00%        0.00%    5.31%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 10,208    12.85    131     2.00%        1.00%   17.14%
   2004...............................................  2,863    10.97     31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 26,332    11.08    292     2.00%        1.26%    1.61%
   2004............................................... 26,364    10.91    288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  6,211    12.65     79     2.00%        0.00%    7.53%
   2004...............................................  1,653    11.77     19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,964    11.02     44     2.00%        6.51%    2.04%
   2004...............................................  1,433    10.80     15     2.00%        6.62%    7.97%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  1,161    10.93     13     2.00%        4.27%    2.66%
   2004...............................................    239    10.65      3     2.00%        4.15%    6.49%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 13,515     9.95    135     2.00%        2.45%   (0.47)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 12,805    10.35    133     2.00%        4.28%    0.40%
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................    248    10.81      3     2.00%        0.64%    1.65%
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  2,098    11.54     24     2.00%        0.95%    2.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVIII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                            ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     181   $12.01   $    2     2.10%        0.96%   14.08%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  10,314    10.48      108     2.10%        1.74%    1.61%
   2004...............................................   3,795    10.32       39     2.10%        0.00%    3.17%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................     152    14.08        2     2.10%        0.00%   15.55%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................     300    10.20        3     2.10%        4.78%   (0.10)%
 Money Market Fund
   2005...............................................     458    10.00        5     2.10%        2.71%    0.65%
 Total Return Fund
   2005............................................... 109,970    10.80    1,187     2.10%        2.16%    1.50%
   2004...............................................  54,290    10.64      578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................   9,565    11.32      108     2.10%        2.08%    5.41%
   2004...............................................   3,651    10.74       39     2.10%        2.25%    7.40%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................     308    11.82        4     2.10%        0.00%    5.20%
 Nations Marsico International Opportunities Portfolio
   2005...............................................     197    12.83        3     2.10%        1.00%   17.02%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   9,774    11.06      108     2.10%        1.26%    1.50%
   2004...............................................   3,610    10.90       39     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................     119    12.63        2     2.10%        0.00%    7.42%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................     112    11.00        1     2.10%        6.51%    1.93%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................     386    10.33        4     2.10%        4.28%    0.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     503    11.52        6     2.10%        0.95%    1.93%

Type XIX:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   1,892    10.83       20     1.95%        0.49%    8.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIX:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................     18   $11.52   $  1     1.95%        0.06%   15.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    915    11.89     11     1.95%        1.31%   18.94%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005....................................................  7,585    10.62     81     1.95%        1.27%    6.20%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 12,224    11.85    145     1.95%        0.96%   18.49%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................    750     9.93      7     1.95%        3.74%   (0.72)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  3,813    10.13     39     1.95%        4.08%    1.33%
 VT Worldwide Health Sciences Fund
   2005....................................................     77    11.22      1     1.95%        0.00%   12.21%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  1,891    10.74     20     1.95%        0.39%    7.36%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005....................................................  4,862    11.03     54     1.95%        0.00%   10.28%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,613    11.91     19     1.95%        1.51%   19.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................  1,288    10.40     13     1.95%        8.21%    3.95%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 10,276    11.90    122     1.95%        0.00%   19.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  6,846    10.57     72     1.95%        1.74%    5.68%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 44,814    11.86    532     1.95%        0.13%   18.64%
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  9,849    10.89    107     1.95%        1.84%    8.90%
 VIP Growth & Income Portfolio -- Service Class 2
   2005....................................................    106    11.06      1     1.95%        1.34%   10.64%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    742    11.14      8     1.95%        0.28%   11.44%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  9,512    12.08    115     1.95%        0.00%   20.82%
 VIP Value Strategies Portfolio -- Service Class 2
   2005....................................................  2,272    11.66     26     1.95%        0.09%   16.56%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,314    10.37    211     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type XIX:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................     1,021   $10.03   $    10     1.95%        4.78%     0.29%
 Mid-Cap Equity Fund
   2005............................................     2,548    11.56        29     1.95%        2.32%    15.64%
 Money Market Fund
   2005............................................     2,028    10.08        20     1.95%        2.71%     0.77%
 Premier Growth Equity Fund
   2005............................................     5,169    10.69        55     1.95%        0.33%     6.94%
 Real Estate Securities Fund
   2005............................................     4,252    11.29        48     1.95%        5.60%    12.86%
 S&P 500(R) Index Fund
   2005............................................    10,486    10.76       113     1.95%        1.48%   (43.38)%
 Small-Cap Value Equity Fund
   2005............................................     9,631    11.30       109     1.95%        1.07%    12.99%
 Total Return Fund
   2005............................................ 3,352,669    10.60    35,547     1.95%        2.16%     6.03%
 U.S. Equity Fund
   2005............................................       136    10.52         1     1.95%        1.08%     5.20%
 Value Equity Fund
   2005............................................     3,721    10.55        39     1.95%        1.18%     5.50%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................     7,269    11.35        83     1.95%        2.89%    13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................     6,688    11.69        78     1.95%        0.00%    16.87%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     4,871    10.92        53     1.95%        2.08%     9.23%
 Forty Portfolio -- Service Shares
   2005............................................     1,282    11.50        15     1.95%        0.01%    15.04%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................        66    12.02         1     1.95%        0.00%    20.15%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................     9,494    10.30        98     1.95%        0.02%     2.96%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................     6,941    11.45        79     1.95%        0.54%    14.48%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    10,339    11.21       116     1.95%        0.00%    12.10%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................     3,715    12.51        46     1.95%        1.00%    25.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIX:                                              Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                              ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  2,610   $11.67   $ 30     1.95%        0.00%   16.75%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  2,746    10.86     30     1.95%        0.72%    8.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 19,407    11.94    232     1.95%        0.86%   19.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................    233    10.88      3     1.95%        1.19%    8.80%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  2,225    11.81     26     1.95%        0.00%   18.07%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005............................................... 10,947    10.38    114     1.95%        5.04%    3.78%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,325    10.49     35     1.95%        6.51%    4.86%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................    615    10.03      6     1.95%        4.27%    0.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................    278     9.96      3     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 14,542    10.00    145     1.95%        4.28%   (0.01)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  7,447    12.28     91     1.95%        0.00%   22.78%
 Natural Resources Portfolio -- Class II
   2005...............................................  7,259    14.81    108     1.95%        0.00%   48.10%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     93    11.41      1     1.95%        0.00%   14.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  2,074    10.94     23     1.95%        0.64%    9.37%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 14,005    10.52    147     1.95%        0.95%    5.16%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................    347    11.37      4     1.95%        0.01%   13.69%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................     2,104   $10.80   $    23     2.20%        0.81%    7.99%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     4,121    11.83        49     2.20%        0.96%   18.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005...............................................       189    10.12         2     2.20%        4.08%    1.16%
 VT Worldwide Health Sciences Fund
   2005...............................................       121    11.20         1     2.20%        0.00%   12.02%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................        44    10.72         1     2.20%        0.39%    7.18%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................        50    11.01         1     2.20%        0.00%   10.09%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................     1,904    11.84        23     2.20%        0.13%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................     2,782    10.87        30     2.20%        1.84%    8.71%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................       154    11.05         2     2.20%        1.34%   10.45%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................       153    11.13         2     2.20%        0.28%   11.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................       957    12.06        12     2.20%        0.00%   20.61%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................        55    11.64         1     2.20%        0.09%   16.36%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................        64    10.01         1     2.20%        4.78%    0.12%
 Real Estate Securities Fund
   2005...............................................     2,450    11.27        28     2.20%        5.60%   12.66%
 Small-Cap Value Equity Fund
   2005...............................................     2,243    11.28        25     2.20%        1.07%   12.80%
 Total Return Fund
   2005............................................... 1,043,975    10.58    11,050     2.20%        2.16%    5.85%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       151    11.33         2     2.20%        2.89%   13.31%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................     2,364    10.90        26     2.20%        2.08%    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XX:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................     49   $10.97   $  1     2.20%        0.14%    9.69%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................    490    10.28      5     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................  9,664    11.19    108     2.20%        0.00%   11.91%
 Nations Marsico International Opportunities Portfolio
   2005................................................  5,755    12.49     72     2.20%        1.00%   24.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................     41    11.92      1     2.20%        0.86%   19.23%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................  2,300    10.86     25     2.20%        1.19%    8.61%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005................................................  1,047    11.79     12     2.20%        0.00%   17.87%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005................................................     54    10.36      1     2.20%        5.04%    3.61%
 High Yield Portfolio -- Administrative Class Shares
   2005................................................     88    10.47      1     2.20%        6.51%    4.69%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................  6,979     9.98     70     2.20%        4.28%   (0.18)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  1,581    10.92     17     2.20%        0.64%    9.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................     63    10.50      1     2.20%        0.95%    4.98%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................  2,250    11.35     26     2.20%        0.01%   13.50%

Type XXII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  8,106    10.50     85     2.05%        0.49%    5.02%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................ 22,579    10.73    242     2.05%        1.31%    7.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  2,568    10.50     27     2.05%        0.81%    4.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XXII:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                             --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................    14,249   $10.50   $   150     2.05%        1.27%    4.98%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................    42,816    10.66       456     2.05%        0.96%    6.57%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................     9,845    10.93       108     2.05%        0.00%    9.33%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................     6,011    10.00        60     2.05%        3.74%    0.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................    31,255    10.48       328     2.05%        0.39%    4.78%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................     4,519    10.58        48     2.05%        1.51%    5.75%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005...............................................     9,771    10.11        99     2.05%        8.21%    1.10%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   130,856    10.32     1,351     2.05%        1.74%    3.22%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................    11,565    10.52       122     2.05%        1.84%    5.17%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................    22,057    10.52       232     2.05%        0.28%    5.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................    27,751    10.66       296     2.05%        0.00%    6.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 2,130,020     9.92    21,130     2.05%        0.31%   (0.80)%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................    19,435    10.02       195     2.05%        4.78%    0.16%
 Mid-Cap Equity Fund
   2005...............................................    14,342    10.52       151     2.05%        2.32%    5.18%
 Money Market Fund
   2005...............................................    69,707    10.04       700     2.05%        2.71%    0.35%
 Small-Cap Value Equity Fund
   2005...............................................    18,574    10.37       193     2.05%        1.07%    3.68%
 Total Return Fund
   2005............................................... 3,862,617    10.38    40,104     2.05%        2.16%    3.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XXII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................  16,475   $10.39   $  171     2.05%        2.89%    3.86%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005...............................................   8,711    10.42       91     2.05%        0.00%    4.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  92,457    10.43      964     2.05%        2.08%    4.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   2,989    10.44       31     2.05%        0.14%    4.36%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................   5,786    10.61       61     2.05%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 406,333    10.18    4,137     2.05%        0.02%    1.81%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  28,213    10.64      300     2.05%        0.00%    6.43%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  42,691    11.16      476     2.05%        1.00%   11.57%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 116,050    10.06    1,167     2.05%        1.26%    0.59%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  22,254    10.58      235     2.05%        0.00%    5.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  21,085    10.11      213     2.05%        6.51%    1.05%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   1,323    10.04       13     2.05%        4.27%    0.38%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 140,073     9.99    1,400     2.05%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  51,217     9.99      512     2.05%        4.28%   (0.13)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   5,141    10.77       55     2.05%        0.00%    7.67%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  14,079    10.30      145     2.05%        0.64%    3.04%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................... 122,807    10.32    1,268     2.05%        6.90%    3.24%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XXII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 52,985   $10.54   $558     2.05%        0.95%    5.39%

Type XXIII:
-----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005....................................................  1,173    10.50     12     2.20%        0.49%    4.98%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    437    10.72      5     2.20%        1.31%    7.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    504    10.49      5     2.20%        0.81%    4.92%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  1,495    10.65     16     2.20%        0.96%    6.53%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    421    10.11      4     2.20%        8.21%    1.06%
Fidelity Variable Insurance Products Fund:
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  1,166    10.51     12     2.20%        1.84%    5.13%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    918    10.52     10     2.20%        0.28%    5.21%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  1,032    10.66     11     2.20%        0.00%    6.59%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,760     9.92    206     2.20%        0.31%   (0.83)%
GE Investments Funds, Inc.:
 Money Market Fund
   2005....................................................  1,229    10.03     12     2.20%        2.71%    0.32%
 Total Return Fund
   2005.................................................... 90,393    10.38    938     2.20%        2.16%    3.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005....................................................    731    10.42      8     2.20%        2.08%    4.24%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.................................................... 11,067    10.06    111     2.20%        1.26%    0.56%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005....................................................    907    10.58     10     2.20%        0.00%    5.75%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005....................................................    123    10.10      1     2.20%        6.51%    1.02%
 Low Duration Portfolio -- Advisor Class Shares
   2005....................................................  2,470     9.99     25     2.20%        2.45%   (0.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XXIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                             ------- ---------- ------ ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................   1,376   $ 9.98   $   14     2.20%        4.28%   (0.16)%

Type XXIV:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  13,948    10.50      146     2.30%        0.49%    4.95%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   7,644    10.72       82     2.30%        1.31%    7.20%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................     457    10.49        5     2.30%        0.81%    4.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................   4,148    10.49       44     2.30%        1.27%    4.91%
 AllianceBernstein International Value Portfolio --
   Class B
   2005................................................  13,657    10.65      145     2.30%        0.96%    6.50%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005................................................   5,607    10.93       61     2.30%        0.00%    9.26%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005................................................   4,163     9.99       42     2.30%        3.74%   (0.06)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005................................................   4,498    10.47       47     2.30%        0.39%    4.72%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................   2,823    10.57       30     2.30%        1.51%    5.69%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     694    10.10        7     2.30%        8.21%    1.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  22,457    10.32      232     2.30%        1.74%    3.16%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................  12,898    10.51      136     2.30%        1.84%    5.10%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   3,713    10.52       39     2.30%        0.28%    5.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................  11,224    10.66      120     2.30%        0.00%    6.57%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 689,417     9.91    6,835     2.30%        0.31%   (0.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XXIV:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................     5,324   $10.01   $    53     2.30%        4.78%    0.10%
 Mid-Cap Equity Fund
   2005.............................................     2,249    10.51        24     2.30%        2.32%    5.12%
 Money Market Fund
   2005.............................................    28,502    10.03       286     2.30%        2.71%    0.30%
 Small-Cap Value Equity Fund
   2005.............................................     8,291    10.36        86     2.30%        1.07%    3.62%
 Total Return Fund
   2005............................................. 1,086,893    10.38    11,278     2.30%        2.16%    3.77%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................    10,589    10.38       110     2.30%        2.89%    3.80%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................     4,287    10.41        45     2.30%        0.00%    4.11%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    33,103    10.42       345     2.30%        2.08%    4.21%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     1,102    10.61        12     2.30%        0.00%    6.06%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................    93,018    10.17       946     2.30%        0.02%    1.75%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    15,061    10.64       160     2.30%        0.00%    6.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    22,566    11.15       252     2.30%        1.00%   11.50%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   113,569    10.05     1,142     2.30%        1.26%    0.53%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................     8,817    10.57        93     2.30%        0.00%    5.73%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    11,917    10.10       120     2.30%        6.51%    0.99%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     3,052    10.03        31     2.30%        4.27%    0.32%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    57,248     9.99       572     2.30%        2.45%   (0.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income   Total
Type XXIV:                                               Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                               ------ ---------- ---- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................. 19,299   $ 9.98   $193     2.30%        4.28%   (0.18)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005.................................................  3,265    10.76     35     2.30%        0.00%    7.61%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................  3,365    10.30     35     2.30%        0.64%    2.98%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005.................................................  3,410    10.32     35     2.30%        6.90%    3.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................. 15,190    10.53    160     2.30%        0.95%    5.33%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                               Table of Contents

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Statements of Income.......................................... F-2

Consolidated Balance Sheets................................................ F-3

Consolidated Statements of Stockholders' Equity............................ F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income

                         (Dollar amounts in millions)

                                                                            Years Ended December 31,
                                                                            -----------------------
                                                                             2005     2004    2003
                                                                            ------  -------  ------
Revenues:
   Net investment income................................................... $411.7  $ 421.0  $538.0
   Net realized investment gains (losses)..................................   (4.5)     5.7     3.9
   Premiums................................................................  103.5     96.8   104.0
   Cost of insurance.......................................................  144.7    142.2   153.1
   Variable product fees...................................................   21.8      9.4   106.3
   Other income............................................................   28.0     24.8    35.5
                                                                            ------  -------  ------
       Total revenues......................................................  705.2    699.9   940.8
                                                                            ------  -------  ------
Benefits and expenses:
   Interest credited.......................................................  269.1    291.2   410.6
   Benefits and other changes in policy reserves...........................  190.4    182.8   245.7
   Acquisition and operating expenses, net of deferrals....................   89.9     63.2   149.0
   Amortization of deferred acquisition costs and intangibles..............  101.0    107.3   118.9
                                                                            ------  -------  ------
       Total benefits and expenses.........................................  650.4    644.5   924.2
                                                                            ------  -------  ------
Income before income taxes and cumulative effect of change in accounting
  principle................................................................   54.8     55.4    16.6
Provision (benefit) for income taxes.......................................   25.3   (143.3)   (3.1)
                                                                            ------  -------  ------
Income before cumulative effect of change in accounting principle..........   29.5    198.7    19.7
Cumulative effect of change in accounting principle, net of tax of $0.4
  million..................................................................     --      0.7      --
                                                                            ------  -------  ------
Net income................................................................. $ 29.5  $ 199.4  $ 19.7
                                                                            ======  =======  ======

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

              (Dollar amounts in millions, except share amounts)

                                                                                December 31,
                                                                             -------------------
                                                                               2005      2004
                                                                             --------- ---------
Assets
Investments:
   Fixed maturities available-for-sale, at fair value....................... $ 5,277.3 $ 7,001.2
   Equity securities available-for-sale, at fair value......................      23.3      26.8
   Commercial mortgage loans................................................   1,042.1   1,207.7
   Policy loans.............................................................     158.3     148.4
   Other invested assets ($332.0 and $0.0 restricted).......................     389.9     466.5
                                                                             --------- ---------
     Total investments......................................................   6,890.9   8,850.6
Cash and cash equivalents...................................................     344.0      26.4
Accrued investment income...................................................      63.6      81.5
Deferred acquisition costs..................................................     321.1     248.1
Goodwill....................................................................        --      57.5
Intangible assets...........................................................     131.6     120.6
Reinsurance recoverable.....................................................   2,307.4   2,753.8
Deferred income tax asset...................................................       0.1       5.9
Other assets................................................................      46.0      56.8
Separate account assets.....................................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total assets........................................................... $18,882.0 $20,837.9
                                                                             ========= =========
Liabilities and Stockholders' equity
Liabilities:
   Future annuity and contract benefits..................................... $ 8,201.5 $ 9,604.6
   Liability for policy and contract claims.................................      82.1      89.4
   Other policyholder liabilities...........................................     207.1     235.9
   Other liabilities ($333.3 and $0.0 restricted)...........................     516.2     681.3
   Separate account liabilities.............................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total liabilities......................................................  17,784.2  19,247.9
                                                                             --------- ---------
Commitments and contingencies
Stockholders' equity:
   Accumulated other comprehensive income:
    Net unrealized investment gains.........................................      12.5      72.0
    Derivatives qualifying as hedges........................................       1.1       3.3
                                                                             --------- ---------
   Total accumulated other comprehensive income.............................      13.6      75.3
   Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued
    and outstanding)........................................................     120.0     120.0
   Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
    issued and outstanding).................................................      25.6      25.6
   Additional paid-in capital...............................................     938.6   1,061.1
   Retained earnings........................................................        --     308.0
                                                                             --------- ---------
     Total stockholders' equity.............................................   1,097.8   1,590.0
                                                                             --------- ---------
     Total liabilities and stockholders' equity............................. $18,882.0 $20,837.9
                                                                             ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                Consolidated Statements of Stockholders' Equity

              (Dollar amounts in millions, except share amounts)


                                                                            Preferred Stock Common Stock  Additional
                                                                            --------------  -------------  Paid-In
                                                                             Share   Amount Share  Amount  Capital
                                                                            -------  ------ ------ ------ ----------
Balances at January 1, 2003................................................ 120,000  $120.0 25,651 $25.6   $1,050.7
Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        9.9
Cash dividends.............................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2003.............................................. 120,000   120.0 25,651  25.6    1,060.6

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        0.5
Cash dividends.............................................................      --      --     --    --         --
Non-cash dividend..........................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2004.............................................. 120,000   120.0 25,651  25.6    1,061.1

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Cash dividends declared and paid...........................................      --      --     --    --         --
Non-cash dividend and other transactions with stockholders.................      --      --     --    --     (122.5)
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2005.............................................. 120,000  $120.0 25,651 $25.6   $  938.6
                                                                            =======  ====== ====== =====   ========

                                                                             Accumulated
                                                                                Other                  Total
                                                                            Comprehensive Retained Stockholders'
                                                                               Income     Earnings    Equity
                                                                            ------------- -------- -------------
Balances at January 1, 2003................................................    $ (9.7)    $ 517.6    $1,704.2
Comprehensive income:
   Net income..............................................................        --        19.7        19.7
   Net unrealized gains on investment securities...........................      99.7          --        99.7
   Derivatives qualifying as hedges........................................      (1.9)         --        (1.9)
                                                                                                     --------
       Total comprehensive income..........................................                             117.5
Contributed capital........................................................        --          --         9.9
Cash dividends.............................................................        --        (9.6)       (9.6)
                                                                               ------     -------    --------
Balances at December 31, 2003..............................................      88.1       527.7     1,822.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --       199.4       199.4
   Net unrealized gains on investment securities...........................     (15.7)         --       (15.7)
   Derivatives qualifying as hedges........................................       2.9          --         2.9
                                                                                                     --------
       Total comprehensive income..........................................                             186.6
Contributed capital........................................................        --          --         0.5
Cash dividends.............................................................        --       (40.0)      (40.0)
Non-cash dividend..........................................................        --      (379.1)     (379.1)
                                                                               ------     -------    --------
Balances at December 31, 2004..............................................      75.3       308.0     1,590.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --        29.5        29.5
   Net unrealized gains on investment securities...........................     (59.5)         --       (59.5)
   Derivatives qualifying as hedges........................................      (2.2)         --        (2.2)
                                                                                                     --------
       Total comprehensive income..........................................                             (32.2)
Cash dividends declared and paid...........................................        --        (9.6)       (9.6)
Non-cash dividend and other transactions with stockholders.................        --      (327.9)     (450.4)
                                                                               ------     -------    --------
Balances at December 31, 2005..............................................    $ 13.6     $    --    $1,097.8
                                                                               ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)

                                                                                     Years Ended December 31,
                                                                                 -------------------------------
                                                                                    2005       2004       2003
                                                                                 ---------  ---------  ---------
Cash flows from operating activities:
   Net income................................................................... $    29.5  $   199.4  $    19.7
   Adjustments to reconcile net income to net cash provided by operating activities:
     Cumulative effect of change in accounting principle, net of tax............        --       (0.7)        --
     Change in future policy benefits...........................................     122.4      341.1      407.5
     Net realized investments (gains) losses....................................       4.5       (5.7)      (3.9)
     Amortization of investment premiums and discounts..........................      18.5       28.3       46.5
     Acquisition costs deferred.................................................     (93.3)     (89.1)    (167.7)
     Amortization of deferred acquisition costs and intangibles.................     101.0      107.3      118.9
     Deferred income taxes......................................................      39.1     (174.0)      18.3
     Change in certain assets:
        Decrease (increase) in:
        Accrued investment income...............................................      13.6       26.6       32.6
        Other, net..............................................................       5.5      (20.4)     (39.0)
     Change in certain liabilities:
        Increase (decrease) in:
        Policy and contract claims..............................................      (4.2)      64.2     (183.9)
        Other policyholder liabilities..........................................     (28.5)      88.6      (59.6)
        Other liabilities.......................................................     (30.2)    (144.1)     303.5
                                                                                 ---------  ---------  ---------
     Net cash from operating activities.........................................     177.9      421.5      492.9
                                                                                 ---------  ---------  ---------
Cash flows from investing activities:
   Short-term investment activity, net..........................................        --       99.6      178.4
   Proceeds from sales and maturities of investment securities and other
    invested assets.............................................................   1,989.4    1,734.9    4,328.0
   Principal collected on mortgage and policy loans.............................     297.0      217.5      268.6
   Purchases of investment securities and other invested assets.................    (940.2)  (1,465.9)  (3,784.0)
   Mortgage loan originations and increase in policy loans......................    (135.6)    (226.5)    (512.3)
                                                                                 ---------  ---------  ---------
        Net cash from investing activities......................................   1,210.6      359.6      478.7
                                                                                 ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts...............................   1,537.6    1,293.0    3,107.0
   Redemption and benefit payments on investment contracts......................  (2,608.6)  (2,024.6)  (4,044.8)
   Proceeds from secured borrowings from affiliate..............................      20.5         --         --
   Proceeds from short-term borrowings..........................................     388.0      251.4      346.5
   Payments on short-term borrowings............................................    (398.8)    (246.9)    (358.3)
   Cash dividends to stockholders...............................................      (9.6)     (40.0)      (9.6)
                                                                                 ---------  ---------  ---------
        Net cash from financing activities......................................  (1,070.9)    (767.1)    (959.2)
                                                                                 ---------  ---------  ---------
        Net change in cash and cash equivalents.................................     317.6       14.0       12.4
   Cash and cash equivalents at beginning of year...............................      26.4       12.4         --
                                                                                 ---------  ---------  ---------
   Cash and cash equivalents at end of year..................................... $   344.0  $    26.4  $    12.4
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life and Annuity Insurance Company ("GLAIC"), formerly known as GE Life and Annuity Assurance Company, and its subsidiaries, Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (h) Securities Lending Activity

   We engaged in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintained effective control over all loaned securities and therefore, continued to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $0.0 million and $406.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $0.0 million and $23.8 million at December 31, 2005 and 2004, respectively.

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2003, there were no significant charges to income recorded as a result our DAC recoverability testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2005, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized DAC, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no impairment charge in 2003. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

  (o) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Dollar amounts in millions)                      2005    2004    2003
----------------------------                     ------  ------  ------
Fixed maturities -- taxable..................... $331.3  $345.2  $458.6
Fixed maturities -- non-taxable.................    0.1     0.1     0.1
Commercial mortgage loans.......................   75.3    77.1    81.8
Equity securities...............................    0.8     0.1     0.9
Other investments...............................    3.4    (1.2)   (2.9)
Policy loans....................................   10.1     7.5    10.8
                                                 ------  ------  ------
Gross investment income before expenses and fees  421.0   428.8   549.3
Expenses and fees...............................   (9.3)   (7.8)  (11.3)
                                                 ------  ------  ------
Net investment income........................... $411.7  $421.0  $538.0
                                                 ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)             2005    2004   2003
----------------------------            ------  -----  ------
Gross realized investment:
   Gains on sale....................... $ 12.0  $10.7  $ 80.2
   Losses on sale......................   (4.3)  (4.1)  (49.9)
   Impairment losses...................  (12.2)  (0.9)  (26.4)
                                        ------  -----  ------
Net realized investments gains (losses) $ (4.5) $ 5.7  $  3.9
                                        ======  =====  ======

  (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                        2005    2004    2003
----------------------------                                                       ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities:
   Fixed maturities............................................................... $ 27.6  $145.4  $204.6
   Equity securities..............................................................    8.0     6.0     3.0
   Restricted other invested assets...............................................   (1.3)     --      --
                                                                                   ------  ------  ------
       Subtotal...................................................................   34.3   151.4   207.6
                                                                                   ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs  (15.1)  (40.7)  (72.6)
Deferred income taxes, net........................................................   (6.7)  (38.7)  (47.3)
                                                                                   ------  ------  ------
       Net unrealized gains on available-for-sale investment securities........... $ 12.5  $ 72.0  $ 87.7
                                                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                    -------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $  72.0  $ 87.7  $(12.0)
                                                                                                -------  ------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..........................................  (120.0)  (52.5)  201.2
   Adjustment to deferred acquisition costs....................................................     6.9    19.7   (10.7)
   Adjustment to present value of future profits...............................................    18.7    12.2   (32.4)
   Provision for deferred income taxes.........................................................    32.0     8.6   (55.9)
                                                                                                -------  ------  ------
       Changes in unrealized gains (losses) on investment securities...........................   (62.4)  (12.0)  102.2
Reclassification adjustments to net realized investment (gains) losses net of deferred taxes of
  $(1.6), $2.0 and $1.4........................................................................     2.9    (3.7)   (2.5)
                                                                                                -------  ------  ------
Net unrealized gains on investment securities as of December 31................................ $  12.5  $ 72.0  $ 87.7
                                                                                                =======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

2005                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   70.2    $  0.5     $ (0.5)   $   70.2
Non-U.S. government................    101.9       9.7       (0.2)      111.4
U.S. corporate.....................  2,784.5      55.8      (23.3)    2,817.0
Non-U.S. corporate.................    455.7      10.1       (5.6)      460.2
Mortgage and asset-backed..........  1,837.4       5.3      (24.2)    1,818.5
                                    --------    ------     ------    --------
   Total fixed maturities..........  5,249.7      81.4      (53.8)    5,277.3
Equity securities..................     15.3       8.0         --        23.3
                                    --------    ------     ------    --------
Total available-for-sale securities $5,265.0    $ 89.4     $(53.8)   $5,300.6
                                    ========    ======     ======    ========

2004                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   51.5    $  0.9     $   --    $   52.4
State and municipal................      0.7        --         --         0.7
Non-U.S. government................     97.9       7.5         --       105.4
U.S. corporate.....................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate.................    782.7      23.0       (2.9)      802.8
Mortgage and asset-backed..........  1,987.2      21.1       (9.0)    1,999.3
                                    --------    ------     ------    --------
   Total fixed maturities..........  6,855.8     186.6      (41.2)    7,001.2
Equity securities..................     20.8       6.0         --        26.8
                                    --------    ------     ------    --------
Total available-for-sale securities $6,876.6    $192.6     $(41.2)   $7,028.0
                                    ========    ======     ======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------


                                                       Gross                                     Gross
                                      Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $   36.9      $ (0.2)          7           $ 13.8       $ (0.3)          3
Government -- non U.S................        12.6        (0.2)         11               --           --          --
U.S. corporate.......................       782.6       (13.7)        164            310.0         (9.7)         64
Corporate -- non U.S.................       155.5        (2.4)         35             83.7         (3.2)         13
Asset backed.........................       538.7        (7.6)         44            109.2         (1.4)         20
Mortgage backed......................       538.1        (8.9)        101            210.8         (6.2)         50
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
% Below cost -- fixed maturities:
(less than)20% Below cost............    $2,064.4      $(33.0)        362           $722.6       $(18.3)        147
20-50% Below cost....................          --          --          --              4.9         (2.5)          3
(greater than)50% Below cost.........          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total fixed maturities...............    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
Investment grade.....................    $1,988.2      $(31.0)        337           $714.3       $(18.0)        140
Below investment grade...............        76.2        (2.0)         25             13.2         (2.8)         10
Not Rated............................          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% are investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------
                                                       Gross                                     Gross
-                                     Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $    7.2      $   --           4           $  0.3       $   --          1
Government -- non U.S................         2.9          --           3               --           --         --
U.S. corporate.......................       494.5       (10.7)        104            267.0        (18.6)        29
Corporate -- non U.S.................       129.0        (2.2)         30             17.3         (0.7)         4
Asset backed.........................       221.6        (1.2)         38              1.6           --          1
Mortgage backed......................       470.9        (6.3)         76             56.1         (1.5)        20
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
% Below cost -- fixed maturities:
(less than)20% Below cost............    $1,324.8      $(19.9)        253           $323.5       $(14.7)        51
20-50% Below cost....................         1.3        (0.5)          2             18.8         (6.1)         4
(greater than)50% Below cost.........          --          --          --               --           --         --
                                         --------      ------         ---           ------       ------         --
Total fixed maturities...............    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
Investment grade.....................    $1,203.8      $(16.6)        223           $208.2       $(11.8)        40
Below investment grade...............       103.0        (3.5)         26            134.1         (9.0)        15
Not Rated............................        19.3        (0.3)          6               --           --         --
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==

   The scheduled maturity distribution of fixed maturities at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                      Estimated
(Dollar amounts in millions)           Amortized cost fair value
----------------------------           -------------- ----------
Due in one year or less...............    $  301.3     $  300.1
Due after one year through five years.     1,378.8      1,390.2
Due after five years through ten years       984.7      1,000.0
Due after ten years...................       747.5        768.5
                                          --------     --------
   Subtotal...........................     3,412.3      3,458.8
Mortgage and asset-backed.............     1,837.4      1,818.5
                                          --------     --------
   Total fixed maturities.............    $5,249.7     $5,277.3
                                          ========     ========

   As of December 31, 2005, $588.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 30.6%, 17.3% and 13.3% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2005, we did not hold any fixed maturities, which individually exceeded 10% of stockholders' equity.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $4.9 million and $5.6 million as of December 31, 2005 and 2004, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                December 31,
                             --------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
      Office................    $  346.8       33.3%      $  356.1       29.5%
      Industrial............       353.7       33.9          386.2       32.0
      Retail................       233.5       22.4          335.9       27.8
      Apartments............        91.5        8.8          105.6        8.7
      Mixed use/other.......        16.6        1.6           23.9        2.0
                                --------      -----       --------      -----
      Total.................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                December 31,
                             --------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
     Pacific................    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic.........       190.1       18.2          255.3       21.1
     Middle Atlantic........       115.5       11.1          129.3       10.7
     East North Central.....       204.0       19.6          215.1       17.8
     Mountain...............        97.8        9.4          101.4        8.4
     West South Central.....        38.6        3.7           65.8        5.4
     West North Central.....        48.1        4.6           52.0        4.3
     East South Central.....        17.3        1.7           15.4        1.3
     New England............        31.3        3.0           40.6        3.4
                                --------      -----       --------      -----
     Total..................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

   For the years ended December 31, 2005 and 2004, respectively, we originated $4.8 million and $28.0 million of mortgages secured by real estate in California, which represents 4.0% and 14.2% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2005 and 2004). Average investment in specifically impaired loans during December 31, 2005, 2004 and 2003 was $0.8 million, $1.1 million and $2.8 million, respectively, and interest income earned on these loans while they were considered impaired was $0.0, $0.0 and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)                2005   2004  2003
----------------------------               -----  -----  -----
Balance as of January 1................... $10.4  $10.4  $ 8.9
Provision charged (released) to operations  (4.6)   1.0    1.5
Transfers.................................    --   (0.6)    --
Amounts written off, net of recoveries....  (1.5)  (0.4)    --
                                           -----  -----  -----
Balance as of December 31................. $ 4.3  $10.4  $10.4
                                           =====  =====  =====

   The allowance for losses on mortgage loans at December 31, 2005, 2004 and 2003 represented 0.4%, 0.9% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million as of December 31, 2005 and 2004.

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2005                      2004
                                 ------------------------  ------------------------
(Dollar amounts in millions)     Carrying value % of total Carrying value % of total
----------------------------     -------------- ---------- -------------- ----------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending..............         --          --         406.9        87.2
Limited partnerships............       48.6        12.4          53.0        11.4
Other investments...............        9.3         2.4           6.6         1.4
                                     ------       -----        ------       -----
Total...........................     $389.9       100.0%       $466.5       100.0%
                                     ======       =====        ======       =====

  Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

   As of December 31, 2005, the amortized cost, gross unrealized gains and losses, and estimated fair value of our restricted other invested assets are as follows:

2005                                     Gross      Gross
----                         Amortized unrealized unrealized Estimated
(Dollar amounts in millions)   cost      gains      losses   fair value
---------------------------- --------- ---------- ---------- ----------
Fixed maturities:
Foreign other...............  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate..............     9.0       0.2       (0.1)        9.1
                              ------      ----      -----      ------
Total restricted securities.  $333.3      $3.1      $(4.4)     $332.0
                              ======      ====      =====      ======

   The scheduled maturity distribution of the restricted fixed maturity portfolio at December 31, 2005 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized Estimated
(Dollar amounts in millions)             cost    fair value
----------------------------           --------- ----------
Due in one year or less...............  $ 24.5     $ 24.5
Due after one year through five years.    95.8       94.3
Due after five years through ten years   168.4      167.6
Due after ten years...................    44.6       45.6
                                        ------     ------
   Total restricted fixed maturities..  $333.3     $332.0
                                        ======     ======

   As of December 31, 2005, $55.9 million of our restricted other invested assets were subject to certain call provisions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As of December 31, 2005, we did not hold any restricted fixed maturity securities, which individually exceeded 10% of stockholders' equity.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                          2005     2004    2003
----------------------------                         ------  -------  ------
Unamortized balance as of January 1................. $255.2  $ 923.8  $843.3
Cost deferred.......................................   93.3     89.1   167.7
Amortization, net...................................  (27.2)   (23.6)  (87.2)
Transfers due to reinsurance transactions with UFLIC     --   (734.1)     --
                                                     ------  -------  ------
Unamortized balance as of December 31...............  321.3    255.2   923.8
Cumulative effect of net unrealized investment gains   (0.2)    (7.1)  (26.8)
                                                     ------  -------  ------
Balance as of December 31........................... $321.1  $ 248.1  $897.0
                                                     ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2005                  2004
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Dollar amounts in millions)                   amount  amortization  amount  amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $142.4     $(41.4)    $123.7     $(27.6)
Capitalized software.........................    37.1      (14.4)      31.1      (11.9)
Deferred sales inducements to contractholders     8.7       (0.8)       5.5       (0.2)
All other....................................     1.0       (1.0)       1.0       (1.0)
                                               ------     ------     ------     ------
Total........................................  $189.2     $(57.6)    $161.3     $(40.7)
                                               ======     ======     ======     ======

   Amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $16.3 million, $23.9 million and $31.7 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005    2004    2003
----------------------------                                               ------  ------  ------
Unamortized balance as of January 1....................................... $129.7  $173.9  $202.2
Interest accreted at 4.9%, 5.2% and 5.4%, respectively....................    6.0     7.1    10.2
Amortization..............................................................  (19.8)  (27.6)  (38.5)
Amounts transferred in connection with reinsurance transactions with UFLIC     --   (23.7)     --
                                                                           ------  ------  ------
Unamortized balance as of December 31.....................................  115.9   129.7   173.9
Accumulated effect of net unrealized investment gains.....................  (14.9)  (33.6)  (45.8)
                                                                           ------  ------  ------
Balance as of December 31................................................. $101.0  $ 96.1  $128.1
                                                                           ======  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 10.2%
                                   2007  8.9%
                                   2008  7.8%
                                   2009  7.1%
                                   2010  6.4%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance by segment and activity was as follows:

                                Retirement
                                 Income &
(Dollar amounts in millions)    Investments Protection Total
----------------------------    ----------- ---------- ------
Balance as of December 31, 2003    $59.8      $57.5    $117.3
Impairment.....................     59.8         --      59.8
                                   -----      -----    ------
Balance as of December 31, 2004       --       57.5      57.5
Impairment.....................       --       57.5      57.5
                                   -----      -----    ------
Balance as of December 31, 2005    $  --      $  --    $   --
                                   =====      =====    ======

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with Union Fidelity Life Insurance Company ("UFLIC"), described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


(5)Reinsurance

   On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company ("FCL"), an affiliate, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $2.0 billion.

   This agreement is accounted for as deposit accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer/ /Variable Annuity ("Retirement Answer") product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. The in-force blocks of general account variable annuities and structured settlements ceded to UFLIC had aggregate policyholder reserves of $2.0 billion and $0.2 billion as of December 31, 2005, respectively, and $2.4 billion and $0.2 billion as of December 31, 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We had $6.9 billion and $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2005, 30.4% of our reinsured life insurance net at risk exposure ceded to one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2005       2004       2003
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $22,219.1  $24,723.4  $26,889.2
Amounts ceded to other companies....  (3,313.6)  (4,045.2)  (4,129.4)
Amounts assumed from other companies   1,638.3    1,863.3    1,970.2
                                     ---------  ---------  ---------
Net in force........................ $20,543.8  $22,541.5  $24,730.0
                                     =========  =========  =========
Percentage of amount assumed to net.       8.0%       8.3%       8.0%
                                     =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

(Dollar amounts in millions)         2005    2004    2003
----------------------------        ------  ------  ------
Direct............................. $113.3  $110.8  $122.9
Assumed............................    3.8     2.5     2.5
Ceded..............................  (13.6)  (16.5)  (21.4)
                                    ------  ------  ------
Net premiums earned................ $103.5  $ 96.8  $104.0
                                    ======  ======  ======
Percentage of amount assumed to net    3.7%    2.6%    2.4%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $20.7 million, $21.3 million and $23.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $157.5 million, $106.2 million and $5.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................  Account
                                             balance        N/A      $5,888.3 $7,267.9
Limited payment contracts..................    (a)     3.5% - 11.25%    203.6    203.5
Traditional life insurance contracts.......    (b)     6.45% - 7.40%    295.8    309.2
Universal life type contracts..............  Account
                                             balance        N/A       1,756.6  1,769.1
Accident and health........................    (c)      4.5% -5.25%      57.2     54.9
                                                                     -------- --------
Total future annuity and contracts benefits                          $8,201.5 $9,604.6
                                                                     ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $1,929.4 million and $1,003.9 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $8.2 million and $3.4 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance is $2.3 million and $0.5 million at December 31, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005     2004    2003
----------------------------                           ------  -------  ------
Current federal income tax............................ $(13.2) $  34.2  $(21.4)
Deferred federal income tax...........................   37.2   (166.6)   18.3
                                                       ------  -------  ------
   Total federal income tax...........................   24.0   (132.4)   (3.1)
                                                       ------  -------  ------
Current state income tax..............................   (0.8)    (3.5)     --
Deferred state income tax.............................    2.1     (7.4)     --
                                                       ------  -------  ------
   Total state income tax.............................    1.3    (10.9)     --
                                                       ------  -------  ------
       Total provision (benefit) for income taxes..... $ 25.3  $(143.3) $ (3.1)
                                                       ======  =======  ======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

(Dollar amounts in millions)                         2005    2004    2003
----------------------------                        -----  ------   -----
Statutory U.S. federal income tax rate.............  35.0%   35.0%   35.0%
State income tax, net of federal income tax benefit   1.6    (4.2)   (0.1)
Non-deductible goodwill impairment.................  36.8    37.8      --
Dividends-received deduction....................... (17.4)  (11.9)  (53.1)
Reinsurance transactions with UFLIC................    --  (315.9)     --
Other, net.........................................  (9.8)    0.4    (0.8)
                                                    -----  ------   -----
   Effective rate..................................  46.2% (258.8)% (19.0)%
                                                    =====  ======   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The components of the net deferred income tax asset as of December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Future annuity and contract benefits.......... $ 55.8 $ 65.7
   Accrued expenses..............................   48.6   17.5
   Deferred tax losses...........................     --   11.0
   Other.........................................   17.5   28.8
                                                  ------ ------
       Total deferred income tax asset...........  121.9  123.0
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.    6.7   38.7
   Net unrealized gains on derivatives...........    0.6    1.9
   Investments...................................    6.1   10.4
   Present value of future profits...............   20.1   22.4
   Deferred acquisition costs....................   57.8    4.5
   Other.........................................   30.5   39.2
                                                  ------ ------
       Total deferred income tax liability.......  121.8  117.1
                                                  ------ ------
       Net deferred income tax asset............. $  0.1 $  5.9
                                                  ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $15.5 million, $38.1 million and $7.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   At December 31, 2005 and 2004, the net deferred income tax asset was $0.1 million and $5.9 million, respectively. At December 31, 2005 and 2004, the current income tax receivable was $1.2 million and $2.6 million, respectively.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $124.7 million, $117.7 million and $47.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $65.0 million, $65.9 million and $93.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $2.5 million, $3.9 million and $10.5 million in 2005, 2004 and 2003, respectively, to GEAM under this agreement. We also pay Genworth, our ultimate parent, for investment related services. We paid $6.3 million and $3.0 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a credit line of $500.0 million with GNA Corporation. Interest expense under this agreement was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003, respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $10.7 million and was included with other liabilities in the Consolidated Balance Sheets.

(9)Commitments and Contingencies

  Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $1.6 million and $6.1 million as of December 31, 2005 and 2004, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   We have limited partnership commitments outstanding of $0.3 million and $0.4 million at December 31, 2005 and December 31, 2004, respectively.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.1 million as of December 31, 2005.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain of our borrowings, certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on market quotes or comparables.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................   $ (a)  $1,042.1  $1,054.7   $  (a)  $1,207.7  $1,252.4
   Other financial instruments.....................     (a)      19.6      27.0      (a)      23.1      27.1
Liabilities:
   Borrowings and related instruments:.............
       Borrowings..................................     (a)        --        --      (a)      10.7      10.7
       Investment contract benefits................     (a)   5,888.3   5,835.0      (a)   7,267.9   7,276.0
Other firm commitments:
   Ordinary course of business lending commitments.    1.6         --        --    31.5         --        --
   Commitments to fund limited partnerships........    0.3         --        --     0.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital-sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

(Dollar amounts in millions)   2005   2004
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $ 96.5 $112.7
   Fixed maturities..........   66.1   86.4
   Other receivables.........   91.5   98.8
                              ------ ------
       Total assets.......... $254.1 $297.9
                              ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities -- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                 December 31,
                             ---------------------
                                2005       2004
                             ---------- ----------
                                  Fair       Fair
(Dollar amounts in millions) Cost value Cost value
---------------------------- ---- ----- ---- -----
Retained interests -- assets $8.0 $10.4 $9.7 $11.5
Servicing assets............   --    --   --    --
Recourse liability..........   --    --   --    --
                             ---- ----- ---- -----
Total....................... $8.0 $10.4 $9.7 $11.5
                             ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2005, we are able to distribute $33.0 million in dividends in 2006 without obtaining regulatory approval.

   In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2005, 2004 and 2003.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2005   2004   2003
----------------------------  ------ ------ ------
Statutory net income (loss).. $144.4 $105.8 $(28.0)
Statutory capital and surplus  476.0  817.2  562.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   Our operations are conducted under two reporting segments corresponding to customer needs: (1) Retirement Income and Investments and (2) Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

   We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of industry segment activity for December 31, 2005, 2004 and 2003:

2005                                                                Retirement
----                                                                Income and             Corporate
(Dollar amounts in millions)                                        Investments Protection and Other Consolidated
----------------------------                                        ----------- ---------- --------- ------------
Net investment income..............................................  $   229.5   $  141.0  $   41.2   $   411.7
Net realized investment losses.....................................         --         --      (4.5)       (4.5)
Premiums...........................................................        0.1      103.4        --       103.5
Other revenues.....................................................       58.6      135.9        --       194.5
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      288.2      380.3      36.7       705.2
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      194.1      265.4        --       459.5
Acquisition and operating expenses, net of deferrals...............       33.3       34.6      22.0        89.9
Amortization of deferred acquisition costs and intangibles.........       20.1       80.9        --       101.0
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      247.5      380.9      22.0       650.4
                                                                     ---------   --------  --------   ---------
   Income (loss) before income taxes...............................       40.7       (0.6)     14.7        54.8
   Provision (benefit) for income taxes............................        3.2       20.2       1.9        25.3
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $    37.5   $  (20.8) $   12.8   $    29.5
                                                                     =========   ========  ========   =========
Total assets.......................................................  $15,507.4   $2,680.0  $  694.6   $18,882.0
                                                                     =========   ========  ========   =========

                                                                    Retirement
                                                                    Income and             Corporate
2004                                                                Investments Protection and Other Consolidated
----                                                                ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income..............................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains......................................         --         --       5.7         5.7
Premiums...........................................................        0.4       96.4        --        96.8
Other revenues.....................................................       40.0      136.4        --       176.4
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      278.9      373.1      47.9       699.9
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      202.4      271.6        --       474.0
Acquisition and operating expenses, net of deferrals...............       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles.........       78.6       28.7        --       107.3
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      298.1      331.4      15.0       644.5
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes............................        8.2       14.8    (166.3)     (143.3)
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax.        0.7         --        --         0.7
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                     =========   ========  ========   =========
Total assets.......................................................  $16,742.4   $2,748.2  $1,347.3   $20,837.9
                                                                     =========   ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

                                                                 Retirement
                                                                 Income and             Corporate
2003                                                             Investments Protection and Other Consolidated
----                                                             ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income (loss)....................................   $402.7      $152.5    $(17.2)     $538.0
Net realized investment gains...................................       --          --       3.9         3.9
Premiums........................................................     (1.7)      105.7        --       104.0
Other revenues..................................................    150.8       143.8       0.3       294.9
                                                                   ------      ------    ------      ------
   Total revenues...............................................    551.8       402.0     (13.0)      940.8
                                                                   ------      ------    ------      ------
Interest credited, benefits and other changes in policy reserves    362.0       294.3        --       656.3
Acquisition and operating expenses, net of deferrals............     46.4        55.3      47.3       149.0
Amortization of deferred acquisition costs and intangibles......     84.9        34.0        --       118.9
                                                                   ------      ------    ------      ------
   Total benefits and expenses..................................    493.3       383.6      47.3       924.2
                                                                   ------      ------    ------      ------
   Income (loss) before income taxes............................     58.5        18.4     (60.3)       16.6
   Provision (benefit) for income taxes.........................     14.7         6.5     (24.3)       (3.1)
                                                                   ------      ------    ------      ------
   Net income (loss)............................................   $ 43.8      $ 11.9    $(36.0)     $ 19.7
                                                                   ======      ======    ======      ======

(15)Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------- -------------
(Dollar amounts in millions)                        2005   2004   2005    2004   2005    2004   2005    2004
----------------------------                       ------ ------ ------  ------ ------  ------ ------  ------
Net investment income............................. $107.8 $129.1 $ 98.1  $ 84.4 $101.5  $100.0 $104.3  $107.5
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Total revenues.................................... $184.1 $232.2 $170.9  $119.0 $172.3  $174.5 $177.9  $174.2
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $ 27.0 $  6.5 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Net income (loss)................................. $ 27.0 $  7.2 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

   The Consolidated Statements of Cash Flows previously reported in our 2005 quarterly reports on Form 10-Q have been revised to reflect changes in the treatment of net receivable/payable from unsettled investment purchases and sales. These changes previously classified within cash flows from operating activities have been reclassified to cash flows from investing activities, as such balances pertained to investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As a result of the revisions, previously reported cash flows from operating activities and cash flows from investing activities were increased or decreased for the following periods:

                                    Three months ended Six months ended Nine months ended
                                       March 31,           June 30,       September 30,
                                    -----------------  ---------------  ----------------
(Dollar amounts in millions)          2005     2004     2005     2004     2005     2004
----------------------------        -------   ------   ------  -------  --------  ------
Net cash from operating activities:
   As originally reported.......... $  41.6   $ 99.1   $143.8  $  35.8  $   73.9  $281.6
   Impact of revisions.............   274.8     59.0     47.4    112.5      99.7   (16.7)
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 316.4   $158.1   $191.2  $ 148.3  $  173.6  $264.9
                                    =======   ======   ======  =======  ========  ======
Net cash from investing activities:
   As originally reported.......... $ 534.4   $169.0   $880.8  $ 308.6  $1,130.1  $231.4
   Impact of revisions.............  (274.8)   (59.0)   (47.4)  (112.5)    (99.7)   16.7
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 259.6   $110.0   $833.4  $ 196.1  $1,030.4  $248.1
                                    =======   ======   ======  =======  ========  ======

   The revisions have no impact on the total change in cash and cash equivalents within our Consolidated Statements of Cash Flows or on our Consolidated Statements of Income or Consolidated Balance Sheets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 10, 2006, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

      Summary of investments -- other than investments in related parties

                               December 31, 2005

                         (Dollar amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   70.2   $   70.2  $   70.2
       Government -- non U.S.........................    101.9      111.4     111.4
       Public utilities..............................    353.9      357.2     357.2
       All other corporate bonds.....................  4,400.7    4,421.6   4,421.6
                                                      --------   --------  --------
          Total fixed maturities.....................  4,926.7    4,960.4   4,960.4
Equity securities....................................     15.3       23.3      23.3
Commercial mortgage loans............................  1,042.1      xxxxx   1,042.1
Policy loans.........................................    158.3      xxxxx     158.3
Other invested assets (1)............................    388.6      xxxxx     387.4
                                                      --------   --------  --------
          Total investments.......................... $6,531.0      xxxxx  $6,571.5
                                                      ========   ========  ========

--------
(1)The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.


   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information

                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract                    Other
                                                    Benefits &                  Policyholder
                                                     Liability                  Liabilities
                                       Deferred   For Policy and                 (Excluding
                                      Acquisition    Contract       Unearned      Unearned   Premium
Segment                                  Costs        Claims        Premiums     Premiums)   Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $245.4       $6,095.0        $   --        $184.0     $  0.1
   Protection........................     75.7        2,188.6          22.2           0.9      103.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $321.1       $8,283.6        $ 22.2        $184.9     $103.5
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $171.0       $7,474.6        $   --        $210.7     $  0.4
   Protection........................     77.1        2,219.4          24.0           1.2       96.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $248.1       $9,694.0        $ 24.0        $211.9     $ 96.8
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.                                                         $ (1.7)
   Protection........................                                                          105.7
   Corporate and Other...............                                                             --
                                                                                              ------
       Total.........................                                                         $104.0
                                                                                              ======

                                                     Interest                   Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Operating Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $229.5       $  194.1        $ 33.3        $ 20.1     $  0.4
   Protection........................    141.0          265.4          34.6          80.9      102.7
   Corporate and Other...............     41.2             --          22.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $411.7       $  459.5        $ 89.9        $101.0     $103.1
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $238.5       $  202.4        $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3          271.6          31.1          28.7       97.1
   Corporate and Other...............     42.2             --          15.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $421.0       $  474.0        $ 63.2        $107.3     $ 97.4
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $  362.0        $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5          294.3          55.3          34.0      105.4
   Corporate and Other...............    (17.2)            --          47.3            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $538.0       $  656.3        $149.0        $118.9     $103.7
                                        ======       ========        ======        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares/1/
  AIM V.I. Core Equity Fund -- Series I shares/2/
  AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I. Real
   Estate Fund)
  AIM V.I. International Growth Fund -- Series II shares
  AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio -- Class B AllianceBernstein Growth and Income Portfolio -- Class B AllianceBernstein International Value Portfolio -- Class B AllianceBernstein Large Cap Growth Portfolio -- Class B AllianceBernstein Small Cap Growth Portfolio -- Class B



/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.




American Century Variable Portfolios, Inc.:
  VP Income & Growth Fund -- Class I
  VP International Fund -- Class I
  VP Ultra(R) Fund -- Class I
  VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Dreyfus:
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**

DWS Variable Series II (formerly, Scudder Variable Series II):
  DWS Technology VIP -- Class B Shares (formerly, Scudder Technology Growth
   Portfolio)
  DWS Dreman High Return Equity VIP -- Class B Shares (formerly, SVS Dreman
   High Return Equity Portfolio)
  DWS Dreman Small Cap Value VIP -- Class B Shares (formerly, SVS Dreman Small
   Cap Value Portfolio)

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund -- Class III Shares
  Mercury Global Allocation V.I. Fund -- Class III Shares
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
  Mercury Value Opportunities V.I. Fund -- Class III Shares

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Balanced Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2



Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares
  Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  Total Return Fund -- Class 3 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
  JPMorgan Insurance Trust Balanced Portfolio 1
  JPMorgan Insurance Trust Core Bond Portfolio 1
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Government Bond Portfolio 1
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
  JPMorgan Insurance Trust Large Cap Growth Portfolio 1


/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly, Salomon
   Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares


  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA -- Service Shares)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers:



  Janus Aspen Series:
    International Growth Portfolio -- Service Shares




The following Portfolios are not available to contracts issued on or after May 1, 2003:




AIM Variable Insurance Funds:
  AIM V.I. Growth Fund -- Series 1 Shares


Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
    Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:



AIM Variable Insurance Funds:
  AIM V.I. Blue Chip Fund -- Series I shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund


J.P. Morgan Series Trust II:
  Bond Portfolio
  Mid Cap Value Portfolio
  International Equity Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:

  MFS(R) New Discovery Series -- Service Class Shares

  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please not that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is May 1, 2006.

Table of Contents



                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................
                     Asset Allocation Program.................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions From the Separate Account.....................
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts..
                     Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................
                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions From Certain Contracts.....
                     Systematic Withdrawal Program............................
                     Annuity Cross Funding Program............................

                  The Death Benefit...........................................
                     Death Benefit at Death of Any Annuitant Before Annuity
                       Commencement Date......................................
                     Optional Death Benefit...................................
                     Optional Enhanced Death Benefit..........................
                     When We Calculate the Death Benefit......................
                     Death of an Owner or Joint Owner Before the Annuity
                       Commencement Date......................................
                     Death of Owner, Joint Owner, or Annuitant After Income
                       Payments Begin.........................................

                  Income Payments.............................................
                     Income Payments and the Annuity Commencement Date........
                     Optional Payment Plans...................................
                     Variable Income Payments.................................
                     Transfers After the Annuity Commencement Date............

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

                  Sale of the Contracts.......................................

                  Additional Information......................................
                     Owner Questions..........................................
                     Return Privilege.........................................
                     State Regulation.........................................
                     Evidence of Death, Age, Gender or Survival...............
                     Records and Reports......................................
                     Other Information........................................
                     Legal Proceedings........................................

                  Appendix A -- The Death Benefit.............................

                  Appendix B -- Condensed Financial Information...............

Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company); this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company). The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since We      Purchase Payment
                                              Received the        Partially Withdrawn or
                                              Purchase Payment    Surrendered/1,2/
                                              ------------------------------------------
                                                       1                    6%
                                                       2                    6%
                                                       3                    6%
                                                       4                    6%
                                                       5                    5%
                                                       6                    4%
                                                       7                    0%
----------------------------------------------------------------------------------------
               Transfer Charge                                $10.00/3/
----------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Charge                                             $30.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
  Mortality and Expense Risk Charge                       1.35%                  1.55%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                      0.15%
----------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
----------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                      0.25%/3/
----------------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                             0.35%/4/
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
Maximum Total Separate Account Annual Expenses/5/         2.10%                  2.30%
----------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ The charge is based on the Contract Value at the time
                        the charge is assessed.

                    /4/ The charge is based on your prior contract year's
                        average Contract Value. Currently we deduct 0.20% of your prior contract year's average Contract Value.

                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.40%   2.51%
---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES
                      These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Enhanced Death Benefit Rider
                           and the Optional Death Benefit Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $992  $2,018  $2,952   $5,050


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $452  $1,478  $2,502   $5,050


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.70% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.10% of the Contract Value);

                         . a maximum charge of 0.35% for the Optional Enhanced
                           Death Benefit Rider (an annual rate as a percentage of the prior contract year's Contract Value); and

                         . a charge of 0.25% for the Optional Death Benefit
                           Rider (an annual rate as a percentage of the Contract Value).

                      If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may allocate purchase payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.




                                                                                     Adviser (and Sub-Adviser(s),
                Subaccount Investing In                 Investment Objective                as applicable)
                -------------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --    Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS Series II shares                capital.
                -------------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation   Seeks to provide growth of capital.  A I M Advisors, Inc.
                Fund -- Series I shares/1/
                -------------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --    Seeks to provide growth of capital.  A I M Advisors, Inc.
                Series I shares/2/
                -------------------------------------------------------------------------------------------------
                AIM V.I. Global Real Estate     Seeks to achieve high total return.  A I M Advisors, Inc.
                Fund -- Series II shares                                             (subadvised by INVESCO
                (formerly, AIM V.I. Real Estate                                      Institutional (N.A.), Inc.)
                Fund)
                -------------------------------------------------------------------------------------------------
                AIM V.I. International Growth   Seeks to provide long-term growth of A I M Advisors, Inc.
                Fund -- Series II shares        capital.
                -------------------------------------------------------------------------------------------------
                AIM V.I. Large Cap Growth       Seeks to provide long-term growth of A I M Advisors, Inc.
                Fund -- Series I shares         capital
                -------------------------------------------------------------------------------------------------


                    /1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund
                        merged into the AIM V.I. Capital Appreciation Fund.

                    /2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Global           Long-term growth of capital.            Alliance Capital
VARIABLE PRODUCTS    Technology Portfolio -- Class B                                            Management, L.P.
SERIES FUND, INC.    -------------------------------------------------------------------------------------------------------
                     AllianceBernstein Growth and       Long-term growth of capital.            Alliance Capital
                     Income Portfolio -- Class B                                                Management, L.P.
                     -------------------------------------------------------------------------------------------------------
                     AllianceBernstein International    Long-term growth of capital.            Alliance Capital
                     Value Portfolio -- Class B                                                 Management, L.P.
                     -------------------------------------------------------------------------------------------------------
                     AllianceBernstein Large Cap        Long-term growth of capital.            Alliance Capital
                     Growth Portfolio -- Class B                                                Management, L.P.
                     -------------------------------------------------------------------------------------------------------
                     AllianceBernstein Small Cap        Long-term growth of capital.            Alliance Capital
                     Growth Fund -- Class B                                                     Management, L.P.
                     -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Inflation Protection Fund --    Pursues long-term total return using a  American Century Investment
VARIABLE PORTFOLIOS  Class II                           strategy that seeks to protect against  Management, Inc.
II, INC.                                                U.S. inflation.
                     -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Income & Growth Fund --         Seeks capital growth. Income is a       American Century Investment
VARIABLE PORTFOLIOS, Class I                            secondary objective.                    Management, Inc.
INC.                 -------------------------------------------------------------------------------------------------------
                     VP International Fund -- Class I   Seeks capital growth.                   American Century Global
                                                                                                Investment Management,
                                                                                                Inc.
                     -------------------------------------------------------------------------------------------------------
                     VP Ultra(R) Fund -- Class I        Seeks long-term capital growth.         American Century Investment
                                                                                                Management, Inc.
                     -------------------------------------------------------------------------------------------------------
                     VP Value Fund -- Class I           Seeks long-term capital growth. Income  American Century Investment
                                                        is a secondary objective.               Management, Inc.
                     -------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico Growth Fund,      The fund seeks long-term growth of      Columbia Management
VARIABLE INSURANCE   Variable Series (formerly, Nations capital.                                Advisors, LLC (subadvised by
TRUST I (FORMERLY,   Marsico Growth Portfolio)                                                  Marsico Capital
NATIONS SEPARATE                                                                                Management, LLC)
ACCOUNT TRUST)
                     -------------------------------------------------------------------------------------------------------
                     Columbia Marsico International     The fund seeks long-term growth of      Columbia Management
                     Opportunities Fund, Variable       capital.                                Advisors, LLC (subadvised by
                     Series (formerly, Nations Marsico                                          Marsico Capital
                     International Opportunities                                                Management, LLC)
                     Portfolio)
                     -------------------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios      Seeks investment returns that are       The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial  greater than the total return
                     Shares                             performance of publicly traded common
                                                        stocks of medium-size domestic
                                                        companies in the aggregate as
                                                        represented by the Standard & Poor's
                                                        400 MidCap Index.
                     -------------------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment        Seeks as high a level of current income The Dreyfus Corporation
                     Fund -- Money Market Portfolio     as is consistent with the preservation
                                                        of capital./1/
                     -------------------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible   Seeks capital growth, with current      The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial       income as a secondary objective.
                     Shares
                     -------------------------------------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                  as applicable)
                     ------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES  DWS Dreman High Return Equity    Seeks to achieve a high rate of total    Deutsche Asset
II (FORMERLY,        VIP -- Class B Shares (formerly, return.                                  Management (subadvised by
SCUDDER VARIABLE     SVS Dreman High Return Equity                                             Dreman Value Management
SERIES II)           Portfolio)                                                                L.L.C.)
                     ------------------------------------------------------------------------------------------------------
                     DWS Dreman Small Cap Value       Seeks long-term capital appreciation.    Deutsche Asset
                     VIP -- Class B Shares (formerly,                                          Management (subadvised by
                     SVS Dreman Small Cap Value                                                Dreman Value Management
                     Portfolio)                                                                L.L.C.)
                     ------------------------------------------------------------------------------------------------------
                     DWS Technology VIP -- Class B    Seeks growth of capital.                 Deutsche Asset
                     Shares (formerly, Scudder                                                 Management
                     Technology Growth Portfolio)
                     ------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund     Seeks high current income.               Eaton Vance Management
TRUST
                     ------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences     Seeks long-term capital growth by        OrbiMed Advisors, LLC
                     Fund                             investing in a worldwide and diversified
                                                      portfolio of health sciences companies.
                     ------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --       Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST        Class 2                                                                   Management Company, LLC
                     ------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES  Mercury Basic Value V.I. Fund -- Seeks capital appreciation, and          Merrill Lynch Investment
FUNDS, INC.          Class III Shares                 secondarily, income.                     Managers, L.P., dba Mercury
                                                                                               Advisors
                     ------------------------------------------------------------------------------------------------------
                     Mercury Global Allocation V.I.   Seeks high total investment return.      Merrill Lynch Investment
                     Fund -- Class III Shares                                                  Managers, L.P., dba Mercury
                                                                                               Advisors
                     ------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I.    Seeks long-term capital growth.          Merrill Lynch Investment
                     Fund -- Class III Shares                                                  Managers, L.P., dba Mercury
                                                                                               Advisors
                     ------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I. Seeks long-term growth of capital.       Merrill Lynch Investment
                     Fund -- Class III Shares                                                  Managers, L.P., dba Mercury
                                                                                               Advisors
                     ------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond       Seeks high current income by investing   Federated Investment
SERIES               Fund II -- Service Class         in lower-rated corporate debt            Management Company
                                                      obligations, commonly referred to as
                                                      "junk bonds."
                     ------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --    Seeks capital appreciation.              Federated Equity
                     Service Shares                                                            Management Company of
                                                                                               Pennsylvania (subadvised by
                                                                                               Federated Global Investment
                                                                                               Management Corp.)
                     ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --        Seeks income and capital growth          Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                  consistent with reasonable risk.         Research Company
FUND
                     ------------------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
  Subaccount Investing In                    Investment Objective                  as applicable)
  ------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.    Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation  Seeks capital appreciation.              Fidelity Management &
  Portfolio -- Service Class 2                                               Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio --    Seeks reasonable income. The fund will   Fidelity Management &
  Service Class 2                   also consider the potential for capital  Research Company
                                    appreciation. The fund's goal is to      (subadvised by FMR Co.,
                                    achieve a yield which exceeds the        Inc.)
                                    composite yield on the securities
                                    comprising the Standard & Poor's
                                    500/SM/ Index (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio --           Seeks to achieve capital appreciation.   Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio --  Seeks high total return through a        Fidelity Management &
  Service Class 2                   combination of current income and        Research Company
                                    capital appreciation.                    (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio --          Seeks long-term growth of capital.       Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.), Inc. and Fidelity
                                                                             Management & Research Far
                                                                             East Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Seeks capital appreciation.              Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while             Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally invests
                                                     in both equity and debt securities. The
                                                     fund seeks income by investing in
                                                     corporate, foreign and U.S. Treasury
                                                     bonds as well as stocks with dividend
                                                     yields the manager believes are
                                                     attractive.
                   --------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund       Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities. For this fund large
                                                     capitalization companies are those with
                                                     market capitalization values within
                                                     those of the top 50% of companies in
                                                     the Russell 1000 Index, at the time of
                                                     purchase.
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with income    Franklin Mutual Advisers,
                   Class 2 Shares                    as a secondary goal. The fund normally     LLC
                                                     invests mainly in equity securities that
                                                     the manager believes are undervalued.
                                                     The fund normally invests primarily in
                                                     undervalued stocks and to a lesser
                                                     extent in risk arbitrage securities and
                                                     distressed companies.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The        Templeton Investment
                   Fund -- Class 2 Shares            fund normally invests at least 80% of      Counsel, LLC (subadvised
                                                     its net assets in investments of issuers   by Franklin Templeton
                                                     located outside the U.S., including        Investment Management,
                                                     those in emerging markets, and             Limited)
                                                     normally invests predominantly in equity
                                                     securities.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund          Templeton Investment
                   Fund -- Class 2 Shares            normally invests in equity securities of   Counsel, LLC (subadvised
                                                     companies of any country, debt             by Franklin Templeton
                                                     securities of companies and                Investment Management,
                                                     governments of any country, and in         Limited)
                                                     money market instruments. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The        Templeton Global Advisors
                   Fund -- Class 2 Shares            fund normally invests primarily in equity  Limited
                                                     securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   --------------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
               Subaccount Investing In                    Investment Objective                   as applicable)
               -------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                      Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                     with prudent investment management        Incorporated
                                                and the preservation of capital.
               -------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund              Seeks long-term growth of capital and     GE Asset Management
                                                future income.                            Incorporated
               -------------------------------------------------------------------------------------------------------
               Money Market Fund/1/             Seeks a high level of current income      GE Asset Management
                                                consistent with the preservation of       Incorporated
                                                capital and the maintenance of liquidity.
               -------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund       Seeks long-term growth of capital and     GE Asset Management
                                                future income rather than current         Incorporated
                                                income.
               -------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund      Seeks maximum total return through        GE Asset Management
                                                current income and capital                Incorporated (subadvised by
                                                appreciation.                             Urdang Securities
                                                                                          Management, Inc.)
               -------------------------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/         Seeks growth of capital and               GE Asset Management
                                                accumulation of income that               Incorporated (subadvised by
                                                corresponds to the investment return of   SSgA Funds Management,
                                                S&P's 500 Composite Stock Index.          Inc.)
               -------------------------------------------------------------------------------------------------------
               Small-Cap Equity Fund (formerly, Seeks long-term growth of capital.        GE Asset Management
               Small-Cap Value Equity Fund)                                               Incorporated (subadvised by
                                                                                          Palisade Capital
                                                                                          Management, L.L.C.)
               -------------------------------------------------------------------------------------------------------
               Total Return Fund -- Class 3     Seeks the highest total return            GE Asset Management
               Shares/3/                        composed of current income and            Incorporated
                                                capital appreciation, as is consistent
                                                with prudent investment risk.
               -------------------------------------------------------------------------------------------------------
               U.S. Equity Fund                 Seeks long-term growth of capital.        GE Asset Management
                                                                                          Incorporated
               -------------------------------------------------------------------------------------------------------
               Value Equity Fund                Seeks long-term growth of capital and     GE Asset Management
                                                future income.                            Incorporated
               -------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                    as applicable)
                   ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,               Janus Capital
                   Shares                            consistent with preservation of capital       Management LLC
                                                     and balanced by current income.
                   ----------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio that seeks        Janus Capital
                                                     long-term growth of capital./1/               Management LLC
                   ----------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio -- Seeks long-term growth of capital.            Janus Capital Management
                   Service Shares                                                                  LLC
                   ----------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.            Janus Capital Management
                    Service Shares                                                                 LLC
                   ----------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a        Janus Capital Management
                    Service Shares                   manner consistent with preservation of        LLC
                                                     capital.
                   ----------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.            Janus Capital Management
                    Service Shares                                                                 LLC
                   ----------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a        Janus Capital Management
                    Service Shares                   manner consistent with preservation of        LLC
                                                     capital.
                   ----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while           JPMorgan Investment
TRUST              Balanced Portfolio 1              preserving capital.                           Advisors Inc
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by             JPMorgan Investment
                   Bond Portfolio 1                  investing primarily in a diversified          Advisors Inc
                                                     portfolio of intermediate- and long-term
                                                     debt securities.
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks long-term capital growth and            JPMorgan Investment
                   Diversified Equity Portfolio 1    growth of income with a secondary             Advisors Inc
                                                     objective of providing a moderate level
                                                     of current income.
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,                  JPMorgan Investment
                   Diversified Mid Cap Growth        secondarily, current income by investing      Advisors Inc
                   Portfolio 1                       primarily in equity securities.
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that                 JPMorgan Investment
                   Index Portfolio 1                 correspond to the aggregate price and         Advisors Inc
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks a high level of current income          JPMorgan Investment
                   Government Bond Portfolio 1       with liquidity and safety of principal.       Advisors Inc
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks long-term capital growth by             JPMorgan Investment
                   Intrepid Mid Cap Portfolio 1      investing primarily in equity securities of   Advisors Inc
                                                     companies with intermediate
                                                     capitalizations.
                   ----------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Large    Seeks long-term capital appreciation          JPMorgan Investment
                   Cap Growth Portfolio 1            and growth of income by investing             Advisors Inc
                                                     primarily in equity securities.
                   ----------------------------------------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
LEGG MASON           Legg Mason Partners Variable All   Seeks capital appreciation through          Salomon Brothers Asset
PARTNERS VARIABLE    Cap Portfolio -- Class II          investment in securities which the          Management Inc
PORTFOLIOS I, INC.   (formerly, Salomon Brothers        managers believe have above-average
(FORMERLY, SALOMON   Variable All Cap Fund)             capital appreciation potential.
BROTHERS VARIABLE
SERIES FUNDS INC)
                     ---------------------------------------------------------------------------------------------------------
                     Legg Mason Partners Variable       Seeks to obtain above-average income        Salomon Brothers Asset
                     Total Return Portfolio -- Class II (compared to a portfolio entirely           Management Inc
                     (formerly, Salomon Brothers        invested in equity securities). The
                     Variable Total Return Fund)        portfolio's secondary objective is to
                                                        take advantage of opportunities to
                                                        achieve growth of capital and income.
                     ---------------------------------------------------------------------------------------------------------
LEGG MASON           Legg Mason Partners Variable       Seeks capital appreciation.                 Salomon Brothers Asset
PARTNERS VARIABLE    Aggressive Growth Fund --                                                      Management Inc
PORTFOLIOS II         Class II (formerly, Salomon
(FORMERLY,           Brothers Variable Aggressive
GREENWICH STREET     Growth Fund)
SERIES FUND)
                     ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      Seeks long-term growth of capital and       Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     future income rather than current           Services Company
                                                        income.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   Seeks long-term growth of capital and       Massachusetts Financial
                     Service Class Shares               secondarily reasonable current income.      Services Company
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income            Seeks high current income. Significant      Massachusetts Financial
                     Series -- Service Class Shares     capital appreciation is a secondary         Services Company
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks above-average income.                 Massachusetts Financial
                     Service Class Shares               Reasonable opportunity for growth of        Services Company
                                                        capital and income is a secondary
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current            Massachusetts Financial
                     Class Shares                       income.                                     Services Company
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total investment return,       OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares               which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return (which includes     OppenheimerFunds, Inc.
                     VA -- Service Shares               growth in the value of its shares as well
                                                        as current income) from equity and debt
                                                        securities.
                     ---------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
                   Oppenheimer Main Street Small     Seeks capital appreciation.                OppenheimerFunds, Inc.
                   Cap Fund/VA -- Service Shares
                   --------------------------------------------------------------------------------------------------------
                   Oppenheimer MidCap                Seeks capital appreciation by investing    OppenheimerFunds, Inc.
                   Fund/VA --  Service Shares        in "growth type" companies.
                   (formerly, Oppenheimer
                   Aggressive Growth Fund VA --
                    Service Shares)
                   --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     All Asset Portfolio -- Advisor    Seeks maximum real return consistent       Pacific Investment
INSURANCE TRUST    Class Shares                      with preservation of real capital and      Management Company LLC
                                                     prudent investment management.
                   --------------------------------------------------------------------------------------------------------
                   Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent      Pacific Investment
                   Dollar Hedged) -- Administrative  with the preservation of capital.          Management Company LLC
                   Class Shares
                   --------------------------------------------------------------------------------------------------------
                   High Yield Portfolio --           Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management. Invests at
                                                     least 80% of its assets in a diversified
                                                     portfolio of high yield securities ("junk
                                                     bonds") rated below investment grade
                                                     but rated at least Caa by Moody's or
                                                     CCC by S&P, or, if unrated, determined
                                                     by PIMCO to be of comparable quality,
                                                     subject to a maximum of 5% of total
                                                     assets in securities rated Caa by
                                                     Moody's or CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality.
                   --------------------------------------------------------------------------------------------------------
                   Long-Term U.S. Government         Seeks maximum total return, consistent     Pacific Investment
                   Portfolio -- Administrative Class with preservation of capital and prudent   Management Company LLC
                   Shares                            investment management.
                   --------------------------------------------------------------------------------------------------------
                   Low Duration Portfolio --         Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management.
                   --------------------------------------------------------------------------------------------------------
                   Total Return Portfolio --         Seeks maximum total return, consistent     Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent   Management Company LLC
                                                     investment management.
                   --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL     Jennison Portfolio -- Class II    Seeks long-term growth of capital.         Prudential Investments LLC
SERIES FUND                                                                                     (subadvised by Jennison
(FORMERLY, THE                                                                                  Associates LLC)
PRUDENTIAL
SERIES FUND, INC.)
                   --------------------------------------------------------------------------------------------------------
                   Jennison 20/20 Focus              Seeks long-term growth of capital.         Prudential Investments LLC
                   Portfolio -- Class II                                                        (subadvised by Jennison
                                                                                                Associates LLC)
                   --------------------------------------------------------------------------------------------------------
                   Natural Resources Portfolio --    Seeks long-term growth of capital.         Prudential Investments LLC
                   Class II                                                                     (subadvised by Jennison
                                                                                                Associates LLC)
                   --------------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                 Investment Objective                  as applicable)
                 ---------------------------------------------------------------------------------------------------
RYDEX VARIABLE   OTC Fund/1/                    Seeks to provide investment results          Rydex Investments
TRUST                                           that correspond to a benchmark for
                                                over-the-counter securities. The fund's
                                                current benchmark is the NASDAQ 100
                                                Index(TM). The NASDAQ 100 Index(TM)
                                                contains the 100 largest non-financial,
                                                non-utilities stocks in the NASDAQ
                                                composite.
                 ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income              Van Kampen Asset
INVESTMENT TRUST Shares                         through investments in equity                Management
                                                securities, including common stocks,
                                                preferred stocks and securities
                                                convertible into common and preferred
                                                stocks.
                 ---------------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --   Seeks capital appreciation.                  Van Kampen Asset
                 Class II Shares                                                             Management
                 ---------------------------------------------------------------------------------------------------





                      The following Portfolio is not available for new purchase payments or transfers:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------



                      The following Portfolios are not available to contracts issued on or after May 1, 2006:



                                                                                          Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------
AIM VARIABLE           AIM V.I. Blue Chip Fund --  Seeks to provide long-term growth of    A I M Advisors, Inc.
INSURANCE FUNDS        Series I shares             capital.
                       -----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/       Seeks to obtain high total return with  Fidelity Management &
INSURANCE PRODUCTS     Portfolios --               reduced risk over the long-term by      Research Company
FUND                   Service Class 2             allocating its assets among stocks,     (subadvised by Fidelity
                                                   bonds, and short-term instruments.      Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research
                                                                                           (Far East) Inc., Fidelity
                                                                                           Investments Japan Limited,
                                                                                           Fidelity Investments Money
                                                                                           Management Inc. and FMR
                                                                                           Co., Inc.)
                       -----------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value Seeks long-term capital appreciation.   Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                Management, L.P.
                       -----------------------------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective                    as applicable)
                   -------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                 Seeks high total return consistent with      J.P. Morgan Investment
TRUST II                                          moderate risk of capital and                 Management, Inc., a
                                                  maintenance of liquidity.                    subsidiary of J.P. Morgan
                                                                                               Chase & Co.
                   -------------------------------------------------------------------------------------------------------
                   International Equity Portfolio Seeks to provide high total return from      J.P. Morgan Investment
                                                  a portfolio of equity securities of foreign  Management, Inc., a
                                                  companies.                                   subsidiary of J.P. Morgan
                                                                                               Chase & Co.
                   -------------------------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio        Seeks growth from capital appreciation.      J.P. Morgan Investment
                                                                                               Management, Inc., a
                                                                                               subsidiary of J.P. Morgan
                                                                                               Chase & Co.
                   -------------------------------------------------------------------------------------------------------
                   Small Company Portfolio        Seeks to provide high total return from      J.P. Morgan Investment
                                                  a portfolio of small company stocks.         Management, Inc., a
                                                                                               subsidiary of J.P. Morgan
                                                                                               Chase & Co.
                   -------------------------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity     Seeks to provide high total return from      J.P. Morgan Investment
                   Portfolio                      a portfolio of selected equity securities.   Management, Inc., a
                                                                                               subsidiary of J.P. Morgan
                                                                                               Chase & Co.
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) New Discovery Series -- Seeks capital appreciation.                  Massachusetts Financial
INSURANCE TRUST    Service Class Shares                                                        Services Company
                   -------------------------------------------------------------------------------------------------------




                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.50%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                            Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                            All Asset Portfolio -- Advisor Class Shares
                            Foreign Bond Portfolio (U.S. Dollar
                            Hedged) -- Administrative Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government
                            Portfolio -- Administrative Class Shares

                            Low Duration Portfolio -- Administrative Class
                            Shares
                            Total Return Portfolio -- Administrative Class
                            Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II.

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investment Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.), and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


ASSET ALLOCATION
PROGRAM
                      The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

                      GE Private Asset Management, Inc. ("GEPAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GEPAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GEPAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

                      If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                      If you participate in the Asset Allocation Program, GEPAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GEPAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GEPAM's role as investment adviser for the Asset Allocation Program, you may review GEPAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GEPAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

                      Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GEPAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GEPAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GEPAM considers various factors in selecting the Portfolios for each

                      Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GEPAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES    quarterly, unless determined to be necessary or
OF UPDATES            appropriate by GEPAM) to assess whether the combination
                      of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GEPAM and GEPAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GEPAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GEPAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

SELECTING AN ASSET    If you elect to participate in the Asset Allocation
ALLOCATION MODEL      Program, you must choose one of the five available Models
                      for your allocations. We will not make this decision, nor will GEPAM. The following paragraph provides some information you may want to consider in making this decision.

                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GEPAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

MONTHLY REBALANCING   Each calendar month (on the "monthly anniversary" of your
                      Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount performance; and

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

                      The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

                      GEPAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GEPAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GEPAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

                      In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GEPAM's ultimate parent, or its affiliates. GEPAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GEPAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GEPAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.



                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------
                                                Investor Profile
-----------------------------------------------------------------------------------------------------------------------
Investor is willing     Investor is willing     Investor is willing     Investor is willing     Investor is willing
to accept a low level   at accept a low to      to accept a moderate    at accept a moderate    at accept a high
of risk, has a short    moderate level of       level of risk, has a    to high level of        level of risk, has a
term (less than five    risk, has a             moderately long term    risk, has a long term   long term (more than
years) investment       moderately short term   (10 to 20 years)        (15 to 20 years)        15 years) investment
time horizon and is     (less than ten years)   investment time         investment time         time horizon and has
looking for an          investment time         horizon and is          horizon and is          the temperament to
investment that is      horizon and is          looking for an          looking for a growth    ride out market
relatively stable in    looking for an          investment with the     oriented investment.    swings.
value.                  investment to keep      opportunity for long
                        pace with inflation.    term moderate growth.
-----------------------------------------------------------------------------------------------------------------------

                                               Investor Objective
-----------------------------------------------------------------------------------------------------------------------
High level of current   Growth and current      Growth of capital       Growth of capital but   Growth of capital.
income with             income. Target          with a low to           without the price       Target allocation mix
preservation of         allocation mix is 40%   moderate level of       swings of an all        is 100% equities.
capital. Target         equities and 60%        current income.         equity portfolio.
allocation mix is 20%   fixed income.           Target allocation mix   Target allocation mix
equities and 80%                                is 60% equities and     is 80% equities and
fixed income.                                   40% fixed income.       20% fixed income.
-----------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY



                                                   Portfolios                         Model A Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Franklin Templeton Variable Insurance Products Trust --
                           Mutual Shares Securities Fund -- Class 2 Shares               2%      3%      4%      6%      7%
                           --------------------------------------------------------------------------------------------------
                           Van Kampen Life Investment Trust --
                           Comstock Portfolio -- Class II Shares                         0%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend            The Prudential Series Fund --
                           Jennison 20/20 Focus Portfolio -- Class II                    1%      6%      9%     12%     15%
                           --------------------------------------------------------------------------------------------------
                           Oppenheimer Variable Account Funds --
                           Oppenheimer Main Street Fund/VA -- Service Shares             1%      6%      9%     12%     15%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Janus Aspen Series -- Forty Portfolio Service Shares          2%      3%      5%      6%      8%
                           --------------------------------------------------------------------------------------------------
                           Fidelity(R) Variable Insurance Products Fund --
                           VIP Contrafund(R) Portfolio -- Service Class 2                0%      3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------------------
International Value        AllianceBernstein Variable Products Series Fund, Inc. --
                           AllianceBernstein International Value Portfolio -- Class B    6%      9%     14%     18%     23%
-----------------------------------------------------------------------------------------------------------------------------
International Growth       Columbia Funds Variable Insurance Trust I --
                           Columbia Marsico International Opportunities Fund,
                           Variable Series                                               3%      5%      7%      9%     11%
                           --------------------------------------------------------------------------------------------------
                           AIM Variable Insurance Funds --
                           AIM V.I. International Growth Fund -- Series II shares        3%      4%      6%      9%     11%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate   GE Investments Funds, Inc. --
                           Real Estate Securities Fund                                   2%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

Total % Equities                                                                        20%     40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bonds           PIMCO Variable Insurance Trust --
                           High Yield Portfolio -- Administrative Class Shares           0%      6%      4%      1%      0%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds PIMCO Variable Insurance Trust --
                           Long-Term U.S. Government Portfolio -- Administrative
                           Class Shares                                                  0%      6%      4%      4%      0%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds    PIMCO Variable Insurance Trust --
                           Total Return Portfolio -- Administrative Class Shares        40%     30%     20%     10%      0%
                           --------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc. -- Income Fund                    20%     15%     10%      5%      0%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan --Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund   10%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents           GE Investments Funds, Inc. -- Money Market Fund              10%      3%      2%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

Total % Fixed Income                                                                    80%     60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY



                                                      Portfolios                          Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------------

Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Franklin Templeton Variable Insurance Products Trust --
                              Mutual Shares Securities Fund -- Class 2 Shares                0%      3%      4%      6%      7%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios, Inc. --
                              VP Value Fund -- Class I                                       0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend               Oppenheimer Variable Account Funds --
                              Oppenheimer Main Street Fund/VA -- Service Shares              3%      6%      9%     12%     15%
                              ---------------------------------------------------------------------------------------------------
                              Franklin Templeton Variable Insurance Products Trust --
                              Franklin Large Cap Growth Securities Fund -- Class 2 Shares    1%      6%      9%     12%     15%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Oppenheimer Variable Account Funds --
                              Oppenheimer Capital Appreciation Fund/VA -- Service Shares     2%      3%      5%      6%      8%
                              ---------------------------------------------------------------------------------------------------
                              Fidelity(R) Variable Insurance Products Fund --
                              VIP Contrafund(R) Portfolio -- Service Class 2                 2%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------------------------------------
International Value           Franklin Templeton Variable Insurance Products Trust --
                              Templeton Foreign Securities Fund -- Class 2 Shares            6%      9%     14%     18%     23%
---------------------------------------------------------------------------------------------------------------------------------
International Growth          American Century Variable Portfolios, Inc. --
                              VP International Fund -- Class I                               6%      9%     13%     18%     22%
---------------------------------------------------------------------------------------------------------------------------------

Total % Equities                                                                            20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds              PIMCO Variable Insurance Trust --
                              High Yield Portfolio -- Administrative Class Shares            7%      6%      4%      4%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds       JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Core Bond Portfolio 1                30%     22%     15%      7%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bonds JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Government Bond Portfolio 1          30%     23%     15%      8%      0%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios II, Inc. --
                              VP Inflation Protection Fund -- Class II                       0%      1%      6%      1%      0%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income     Eaton Vance Variable Trust --
                              VT Floating-Rate Income Fund                                   3%      0%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents              Dreyfus Variable Investment Fund --
                              Money Market Portfolio                                        10%      8%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------

Total % Fixed Income                                                                        80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------------

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender
                      the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Optional Death
OPTIONAL DEATH        Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
                      in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death
                      Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is an annual rate of 0.25% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit Rider Option, if you elect this
DEATH BENEFIT RIDER   option at the time of application, to compensate us for
                      the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract
                      Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of your average
                      Contract Value, however, we reserve the right to charge up to 0.35% of your average Contract Value. We will allocate the charge for the Optional Enhanced Death
                      Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS BEFORE
THE ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM
THE SUBACCOUNTS
TO THE GUARANTEE
ACCOUNT
                      We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG
THE SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS

                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND
PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. (See the "Surrender Charge" provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS
FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity

                      Insurance Company (formerly, GE Life and Annuity Assurance Company). We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding

                      Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

The Death Benefit

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Optional Death Benefit; and

                        (3) the Optional Enhanced Death Benefit.

                      We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the greatest Contract Value as of any contract
                            anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

                       (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

                      If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

                       (a) the Contract Value as the date we receive due proof of death of any Annuitant;

                       (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

                       (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

                      For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

                       (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

                       (b)  the sum of (1) minus (2) plus (3), where

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the sum of (1) minus (2) plus (3), where:

                            (1) is purchase payments accumulated at 5% per year
                                and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

                      If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the purchase payments less any partial withdrawals.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

                      Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH
BENEFIT
                      The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

                         . the Basic Death Benefit; and

                         . the minimum death benefit as of the date we receive
                           due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

                      Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

                      However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

                      You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

                      The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

                      Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL
ENHANCED DEATH
BENEFIT
                      The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal request;

                        (b) is the total of any partial withdrawals, excluding
                            surrender charges, previously taken;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE
CALCULATE THE
DEATH BENEFIT
                      We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN
OWNER OR JOINT
OWNER BEFORE
THE ANNUITY
COMMENCEMENT
DATE

                      In certain circumstances, Federal tax law requires that distributions be made under this contract upon the death of:

                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

                      At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                                    Amount of
                                   Person Who Died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Surrender Value
                      (who is not an Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Death Benefit
                      (who is an Annuitant)
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF
OWNER, JOINT
OWNER, OR
ANNUITANT
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

Income Payments

INCOME
PAYMENTS AND
THE ANNUITY
COMMENCEMENT
DATE
                      The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following optional payment plans are available under the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE
INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.


                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions;

                      penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.


                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;


                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.


                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.



                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME
TAX WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE
COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE
LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract.
                      Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2005, 2004 and 2003, $62.0 million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                             Genworth Life and Annuity Insurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

The Death Benefit

                      The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                             Purchase
                                             Payments    Basic
                Annuitant's End of Contract Accumulated  Death
                    Age      Year   Value      at 5%    Benefit
                ------------------------------------------------
                    76        1    $103,000  $105,000   $105,000
                    77        2     110,000   110,250    110,250
                    78        3      80,000   115,763    115,763
                    79        4     120,000   121,551    121,551
                    80        5     130,000   127,628    130,000
                    81        6     150,000   127,628    150,000
                    82        7     160,000   127,628    160,000
                    83        8     130,000   127,628    130,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14           20,000   20,000
                       3/31/15           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes;

                        (4) the Annuitant's age is 75 on the Contract Date; and

                        (5) we receive due proof of death on the date of death
                            then:

                                             Purchase
                                             Payments    Basic
                End of Annuitant's Contract Accumulated  Death
                 Year      Age      Value      at 5%    Benefit
                ------------------------------------------------
                  1        76      $103,000  $105,000   $105,000
                  2        77       112,000   110,250    112,000
                  3        78        90,000   115,763    115,763
                  4        79       135,000   121,551    135,000
                  5        80       130,000   127,628    135,000
                  6        81       150,000   127,628    150,000
                  7        82       125,000   127,628    135,000
                  8        83       145,000   127,628    145,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14      --  $20,000  $20,000
                       3/31/15      --  $14,000  $10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH
BENEFIT
                      The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

                        (1) owner purchases the contract for $100,000;

                        (2) contract earns a 0% gross return (-2.69% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

                        (3) owner makes no additional purchase payments;

                        (4) owner takes annual partial withdrawals equal to 6%
                            of purchase payments; and

                        (5) contract is not subject to premium taxes.

                                    Partial            Optional
                End of Annuitant's Withdrawal Contract  Death
                 Year      Age       Amount    Value   Benefit
                -----------------------------------------------
                           70            --   $100,000 $100,000
                  1        71        $6,000   $ 91,310 $100,000
                  2        72        $6,000   $ 82,854 $100,000
                  3        73        $6,000   $ 74,625 $100,000
                  4        74        $6,000   $ 66,618 $100,000
                  5        75        $6,000   $ 58,826 $100,000
                  6        76        $6,000   $ 51,243 $100,000
                  7        77        $6,000   $ 43,865 $100,000
                  8        78        $6,000   $ 36,685 $100,000
                -----------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                                                 Optional
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ----------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14      --  $20,000  $20,000
                       3/31/15      --  $14,000  $10,000
                       ----------------------------------

                      Therefore, if a $7,000 partial withdrawal is made on March 31, 2015, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL
ENHANCED
DEATH BENEFIT
                      The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on August 1, 2021, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue


                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/         $13.73            $14.30              --   2005
                                                                 12.47             13.73              --   2004
                                                                  9.99             12.47              --   2003
                                                                 10.00              9.99              --   2002
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                  14.09             14.63         259,403   2005
                                                                 12.90             14.09         258,935   2004
                                                                 10.00             12.90         105,970   2003
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                     12.32             12.56              --   2005
                                                                 11.95             12.32              --   2004
                                                                  9.70             11.95              --   2003
                                                                 10.00              9.70              --   2002
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares           6.16              6.61       1,408,972   2005
                                                                  5.87              6.16       1,622,308   2004
                                                                  4.60              5.87       1,804,935   2003
                                                                  6.17              4.60       1,662,052   2002
                                                                  8.17              6.17       1,178,042   2001
                                                                 10.00              8.17         182,931   2000
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund - Series II shares
   (formerly, AIM V.I. Real Estate Fund)                         10.00             11.49              --   2005
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/2/                      4.59              4.86       1,186,565   2005
                                                                  4.31              4.59       1,324,070   2004
                                                                  3.33              4.31       1,407,142   2003
                                                                  4.90              3.33       1,259.858   2002
                                                                  7.52              4.90         860,251   2001
                                                                 10.00              7.52         155,022   2000
---------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares         10.63             12.32         281,122   2005
                                                                 10.00             10.63          12,535   2004
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/3/              6.45              6.71       1,978,886   2005
                                                                  6.19              6.45       2,249,523   2004
                                                                  5.02              6.19       2,590,484   2003
                                                                  7.31              5.02       2,944,086   2002
                                                                  8.49              7.31       2,168,360   2001
                                                                 10.00              8.49         418,728   2000
---------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B          $13.64            $13.93          49,963   2005
                                                                     13.18             13.64          57,105   2004
                                                                     10.00             13.18          61,807   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.57             11.92       5,073,128   2005
                                                                     10.56             11.57       5,664,956   2004
                                                                      8.11             10.56       6,291,612   2003
                                                                     10.59              8.11       5,560,666   2002
                                                                     10.74             10.59       2,564,812   2001
                                                                     10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.10         540,189   2005
                                                                     10.00             10.54          11,632   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             5.77              6.52       2,060,844   2005
                                                                      5.40              5.77       2,271,549   2004
                                                                      4.45              5.40       2,454,099   2003
                                                                      6.53              4.45       2,672,956   2002
                                                                      8.02              6.53       2,070,574   2001
                                                                     10.00              8.02         560,937   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             8.22              8.49         462,188   2005
                                                                      7.29              8.22         694,933   2004
                                                                      4.98              7.29         594,269   2003
                                                                      7.44              4.98         441,575   2002
                                                                      8.67              7.44         332,400   2001
                                                                     10.00              8.67          35,167   2000
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 13.95             14.38             245   2005
                                                                     12.54             13.95             239   2004
                                                                      9.84             12.54             247   2003
                                                                     10.00              9.84              --   2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   13.51             15.07              --   2005
                                                                     11.93             13.51              --   2004
                                                                      9.73             11.93              --   2003
                                                                     10.00              9.73              --   2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.92             13.00             162   2005
                                                                     11.85             12.92             152   2004
                                                                      9.63             11.85             119   2003
                                                                     10.00              9.63              --   2002
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.22             14.71              --   2005
                                                                     12.62             14.22              --   2004
                                                                      9.94             12.62              --   2003
                                                                     10.00              9.94              --   2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           10.00              9.96          13,595   2005
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                        $13.76            $14.56        753,968    2005
   (formerly, Nations Marsico Growth Portfolio)                         12.36             13.76        633,968    2004
                                                                        10.00             12.36        406,446    2003
----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable           15.37             18.10        725,361    2005
   Series (formerly, Nations Marsico International                      13.39             15.37        630,057    2004
   Opportunities Portfolio)                                             10.00             13.39        230,441    2003
----------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --            14.26             15.34             --    2005
   Initial Shares                                                       12.65             14.26             --    2004
                                                                         9.75             12.65             --    2003
                                                                        10.00              9.75             --    2002
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio             9.80              9.91          1,984    2005
                                                                         9.89              9.80          2,477    2004
                                                                         9.99              9.89             --    2003
                                                                        10.00              9.99             --    2002
----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial          5.97              6.09        731,935    2005
   Shares                                                                5.70              5.97        769,616    2004
                                                                         4.60              5.70        805,524    2003
                                                                         6.57              4.60        818,129    2002
                                                                         8.61              6.57        675,418    2001
                                                                        10.00              8.61         19,494    2000
----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                   13.94             14.76             --    2005
   (formerly, SVS Dreman High Return Equity Portfolio)                  12.45             13.94             --    2004
                                                                         9.61             12.45             --    2003
                                                                        10.00              9.61             --    2002
----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                      16.59             17.94             --    2005
   (formerly, SVS Dreman Small Cap Value Portfolio)                     13.42             16.59             --    2004
                                                                         9.62             13.42             --    2003
                                                                        10.00              9.62             --    2002
----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                  14.97             15.23             45    2005
   (formerly, Scudder Technology Growth Portfolio)                      14.98             14.97             39    2004
                                                                        10.40             14.98            115    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.24             10.48        664,782    2005
                                                                        10.11             10.24        355,159    2004
                                                                         9.97             10.11         76,569    2003
                                                                        10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.94             14.69        166,296    2005
                                                                        13.32             13.94        178,311    2004
                                                                        10.40             13.32        158,231    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                   $10.63            $10.84           2,735   2005
                                                                        10.00             10.63           2,802   2004
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.87             10.99          71,429   2005
                                                                        10.00             10.87          53,823   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.06          15,084   2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.86             11.82          14,558   2005
                                                                        10.00             10.86           3,550   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.21             12.16         100,305   2005
                                                                        10.00             11.21          30,059   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.95             12.04       1,154,902   2005
                                                                        11.01             11.95       1,327,126   2004
                                                                         9.18             11.01       1,277,996   2003
                                                                         9.19              9.18         809,652   2002
                                                                         9.21              9.19         267,415   2001
                                                                        10.00              9.21          33,278   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           15.01             16.39         581,184   2005
                                                                        13.31             15.01         560,782   2004
                                                                        10.00             13.31         342,976   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.36             10.59          63,676   2005
                                                                        10.00             10.36          48,969   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.31             11.85       5,186,128   2005
                                                                         9.09             10.31       4,170,897   2004
                                                                         7.20              9.09       3,764,847   2003
                                                                         8.08              7.20       2,682.748   2002
                                                                         9.38              8.08       1,382,517   2001
                                                                        10.00              9.38         211,423   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.81             14.04          35,480   2005
                                                                        11.84             11.81          12,339   2004
                                                                        10.00             11.84           2,147   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.80             12.27       3,664,645   2005
                                                                        10.77             11.80       3,832,777   2004
                                                                         8.41             10.77       3,817,787   2003
                                                                        10.31              8.41       2,766,772   2002
                                                                        11.04             10.31       1,247,800   2001
                                                                        10.00             11.04         109,912   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.18              6.43       2,994,132   2005
                                                                         6.09              6.18       3,501,737   2004
                                                                         4.66              6.09       3,867,958   2003
                                                                         6.79              4.66       3,350,454   2002
                                                                         8.39              6.79       1,934,977   2001
                                                                        10.00              8.39         306,801   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
--------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                   $ 9.07            $ 9.60       1,088,443   2005
                                                                       8.73              9.07       1,246,633   2004
                                                                       7.18              8.73       1,296,093   2003
                                                                       8.76              7.18       1,005,224   2002
                                                                       9.78              8.76         566,471   2001
                                                                      10.00              9.78          53,009   2000
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            15.08             17.53       4,262,791   2005
                                                                      12.28             15.08       4,212,965   2004
                                                                       9.02             12.28       4,191,431   2003
                                                                      10.18              9.02       3,315,853   2002
                                                                      10.71             10.18       1,749,762   2001
                                                                      10.00             10.71         243,434   2000
--------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                   11.27             11.37          38,577   2005
                                                                      10.00             11.27          20,713   2004
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00             10.40         227,416   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.09             13.03              --   2005
                                                                      12.31             13.09              --   2004
                                                                       9.85             12.31              --   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     13.39             14.58              --   2005
                                                                      12.07             13.39              --   2004
                                                                       9.79             12.07              --   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 14.55             15.79              83   2005
                                                                      12.46             14.55           1,220   2004
                                                                       9.57             12.46           1,243   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.95             15.25              --   2005
                                                                      13.12             14.95              --   2004
                                                                      10.09             13.12              --   2003
                                                                      10.00             10.09             374   2002
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         11.06             11.12         758,012   2005
                                                                      10.86             11.06         870,915   2004
                                                                      10.64             10.86         966,837   2003
                                                                      10.00             10.64         518,423   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 14.11             15.53       2,575,427   2005
                                                                      12.34             14.11       2,907,866   2004
                                                                       9.43             12.34       3,087,251   2003
                                                                      11.10              9.43       2,414,851   2002
                                                                      11.23             11.10         952,179   2001
                                                                      10.00             11.23          31,009   2000
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    $10.35            $10.48       2,131,071   2005
                                                                        10.41             10.35       2,478,586   2004
                                                                        10.48             10.41       3,852,162   2003
                                                                        10.49             10.48       4,808,269   2002
                                                                        10.24             10.49       2,491,737   2001
                                                                        10.00             10.24         279,223   2000
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             8.81              8.79       2,235,864   2005
                                                                         8.36              8.81       2,525,176   2004
                                                                         6.58              8.36       2,898,879   2003
                                                                         8.46              6.58       1,851,265   2002
                                                                         9.46              8.46         679,903   2001
                                                                        10.00              9.46          56,621   2000
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           16.28             17.93         597,987   2005
                                                                        12.49             16.28         608,444   2004
                                                                        10.00             12.49         213,635   2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  8.22              8.46       7,010,803   2005
                                                                         7.55              8.22       8,023,430   2004
                                                                         5.98              7.55       8,649,924   2003
                                                                         7.82              5.98       6,212,679   2002
                                                                         9.04              7.82       3,034,072   2001
                                                                        10.00              9.04         306,192   2000
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         14.48             15.63       2,295,854   2005
                                                                        12.77             14.48       2,477,206   2004
                                                                        10.45             12.77       2,484,150   2003
                                                                        12.31             10.45       1,979,892   2002
                                                                        11.37             12.31         603,772   2001
                                                                        10.00             11.37          16,880   2000
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   11.62             11.86       1,407,131   2005
                                                                        10.90             11.62       1,323,234   2004
                                                                        10.00             10.90         614,846   2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       9.13              9.22       1,726,724   2005
                                                                         8.57              9.13       1,884,506   2004
                                                                         7.06              8.57       2,081,073   2003
                                                                         8.87              7.06       1,679,606   2002
                                                                         9.84              8.87         596,270   2001
                                                                        10.00              9.84          30,567   2000
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                      9.56              9.80       1,241,042   2005
                                                                         8.86              9.56       1,309,833   2004
                                                                         7.25              8.86        ,290,905   2003
                                                                         8.93              7.25         886,780   2002
                                                                         9.93              8.93         321,742   2001
                                                                        10.00              9.93          16,212   2000
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      10.00             11.39         179,288   2005
----------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $ 9.90            $10.50       5,147,580   2005
                                                            9.28              9.90       5,770,002   2004
                                                            8.28              9.28       6,256,244   2003
                                                            9.01              8.28       4,985,061   2002
                                                            9.62              9.01       2,682,847   2001
                                                           10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         7.41              8.22       1,363,574   2005
                                                            6.38              7.41       1,543,318   2004
                                                            5.39              6.38       1,782,763   2003
                                                            6.50              5.39       1,974,833   2002
                                                            8.45              6.50       1,732,144   2001
                                                           10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          8.53              9.44         428,782   2005
                                                            7.58              8.53         426,999   2004
                                                            6.10              7.58         478,853   2003
                                                            8.79              6.10         559,790   2002
                                                           10.72              8.79         490,003   2001
                                                           10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.42              3.76         785,858   2005
                                                            3.45              3.42         963,374   2004
                                                            2.39              3.45       1,112,740   2003
                                                            4.11              2.39       1,071,043   2002
                                                            6.66              4.11         972,418   2001
                                                           10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          6.92              8.99       1,344,688   2005
                                                            5.92              6.92       1,645,439   2004
                                                            4.47              5.92       1,930,931   2003
                                                            6.11              4.47       1,779,820   2002
                                                            8.10              6.11       1,007,056   2001
                                                           10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              5.91              6.06       1,220,770   2005
                                                            5.76              5.91       1,455,038   2004
                                                            4.45              5.76       1,863,544   2003
                                                            6.16              4.45       2,035,353   2002
                                                            8.33              6.16       1,965,673   2001
                                                           10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                4.41              4.87       1,583,600   2005
                                                            3.72              4.41       1,906,646   2004
                                                            2.80              3.72       2,012,209   2003
                                                            3.96              2.80       2,245,993   2002
                                                            6.65              3.96       1,979,778   2001
                                                           10.00              6.65         507,673   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.72              5.95       1,656,643   2005
                                                            5.56              5.72       1,951,656   2004
                                                            4.56              5.56       2,228,431   2003
                                                            6.23              4.56       2,503,755   2002
                                                            8.18              6.23       2,117,193   2001
                                                           10.00              8.18         562,276   2000
---------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                         $10.69            $10.83           2,117   2005
                                                                          10.41             10.69           3,284   2004
                                                                          10.19             10.41           3,051   2003
                                                                          10.00             10.19             378   2002
------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                          15.02             16.38              27   2005
                                                                          12.88             15.02             427   2004
                                                                           9.87             12.88              24   2003
                                                                          10.00              9.87              --   2002
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                 15.47             16.64             307   2005
                                                                          12.97             15.47           2,771   2004
                                                                          10.16             12.97           1,288   2003
                                                                          10.00             10.16             368   2002
------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 16.13             16.43              --   2005
                                                                          12.87             16.13             372   2004
                                                                           9.61             12.87              --   2003
                                                                          10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    13.36             13.34              --   2005
                                                                          12.39             13.36             449   2004
                                                                           9.82             12.39              --   2003
                                                                          10.00              9.82              --   2002
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II              13.76             14.06         243,202   2005
   (formerly, Salomon Brothers Variable All Cap Fund)                     12.93             13.76         256,500   2004
                                                                          10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II         10.00             10.56             323   2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --             13.47             14.55         108,862   2005
   Class II (formerly, Salomon Brothers Variable Aggressive               12.57             13.47         122,102   2004
   Growth Fund                                                            10.00             12.57          76,470   2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             6.14              6.31       1,691,836   2005
                                                                           5.72              6.14       1,938,611   2004
                                                                           4.74              5.72       2,370,780   2003
                                                                           6.66              4.74       2,157,083   2002
                                                                           8.99              6.66       1,370,095   2001
                                                                          10.00              8.99         247,509   2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    8.30              8.75       1,029,689   2005
                                                                           7.58              8.30       1,160,042   2004
                                                                           6.32              7.58       1,311,182   2003
                                                                           8.14              6.32       1,008,165   2002
                                                                           9.85              8.14         591,306   2001
                                                                          10.00              9.85          54,705   2000
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 7.73            $ 8.00       1,521,999   2005
                                                                       7.39              7.73       1,867,578   2004
                                                                       5.62              7.39       2,279,851   2003
                                                                       8.37              5.62       1,656,107   2002
                                                                       8.97              8.37         643,039   2001
                                                                      10.00              8.97          94,589   2000
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              11.81             11.82              --   2005
                                                                      11.15             11.81              --   2004
                                                                      10.28             11.15              --   2003
                                                                      10.00             10.28              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  12.53             12.66          32,353   2005
                                                                      11.46             12.53           2,381   2004
                                                                      10.03             11.46           2,387   2003
                                                                      10.00             10.03              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      9.87             11.34       1,618,807   2005
                                                                       7.72              9.87       1,677,092   2004
                                                                       5.78              7.72       1,772,464   2003
                                                                       7.61              5.78       1,379,854   2002
                                                                      10.23              7.61         973,433   2001
                                                                      10.00             10.23           7,405   2000
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.95             11.18         207,455   2005
                                                                      10.00             10.95          98,816   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          13.40             13.84         147,798   2005
                                                                      12.76             13.40         162,335   2004
                                                                       9.91             12.76         123,947   2003
                                                                      10.00              9.91              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.26             11.53       4,080,686   2005
                                                                       8.76             10.26       4,391,948   2004
                                                                       6.23              8.76       3,920,479   2003
                                                                       8.14              6.23       2,869.699   2002
                                                                       9.41              8.14       1,175,084   2001
                                                                      10.00              9.41          68,997   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    8.52              8.78       2,662,363   2005
                                                                       7.93              8.52       2,970,641   2004
                                                                       6.37              7.93       3,157,518   2003
                                                                       7.98              6.37       2,417.368   2002
                                                                       9.03              7.98       1,249,865   2001
                                                                      10.00              9.03         114,394   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         15.72             16.99         298,597   2005
                                                                      13.39             15.72         361,665   2004
                                                                       9.43             13.39         153,150   2003
                                                                      10.00              9.43              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,             14.11             15.57          57,536   2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)           12.00             14.11          39,375   2004
                                                                      10.00             12.00          31,218   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                  $10.00            $10.41         207,741   2005
--------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                12.29             12.73         452,852   2005
   Administrative Class Shares                                  11.82             12.29         434,475   2004
                                                                11.74             11.82         467,831   2003
                                                                11.01             11.74         332,618   2002
                                                                10.39             11.01          60,992   2001
                                                                10.00             10.39             278   2000
--------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           12.72             13.04       2,414,508   2005
                                                                11.79             12.72       2,804,221   2004
                                                                 9.74             11.79       3,059,826   2003
                                                                10.01              9.74       1,559,690   2002
                                                                 9.93             10.01         455,975   2001
                                                                10.00              9.93          14,696   2000
--------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                        14.54             15.00       1,276,247   2005
   Administrative Class Shares                                  13.73             14.54       1,554,613   2004
                                                                13.41             13.73       1,894,983   2003
                                                                11.58             13.41       2,265,357   2002
                                                                11.11             11.58         734,864   2001
                                                                10.00             11.11          46,012   2000
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         10.00              9.99          30,723   2005
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         12.97             13.08       6,348,660   2005
                                                                12.55             12.97       7,036,237   2004
                                                                12.13             12.55       7,871,654   2003
                                                                11.29             12.13       6,050,592   2002
                                                                10.58             11.29       1,662,057   2001
                                                                10.00             10.58          89,120   2000
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                13.04             14.65          29,925   2005
                                                                12.12             13.04           9,471   2004
                                                                10.00             12.12           1,465   2003
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                    14.01             16.74         108,719   2005
                                                                12.33             14.01           8,957   2004
                                                                10.00             12.33           1,058   2003
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                       10.00             14.86          49,596   2005
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  OTC Fund                                                       3.61              3.60       1,057,008   2005
                                                                 3.35              3.61       1,437,477   2004
                                                                 2.34              3.35       2,012,893   2003
                                                                 3.89              2.34       1,244,185   2002
                                                                 6.09              3.89         985,138   2001
                                                                10.00              6.09         305,802   2000
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $11.99            $12.29       1,995,664   2005
                                                       10.36             11.99       2,063,852   2004
                                                        8.05             10.36       1,196,175   2003
                                                       10.00              8.05         221,211   2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          9.56             10.14         432,422   2005
                                                        9.09              9.56         460,774   2004
                                                        7.26              9.09         398,198   2003
                                                       10.00              7.26          74,860   2002
-----------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

                      Each Annuitant over age 70 at issue


                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/           $13.67            $14.21              --   2005
                                                                   12.43             13.67              --   2004
                                                                    9.98             12.43              --   2003
                                                                   10.00              9.98              --   2002
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                    14.04             14.55         319,251   2005
                                                                   12.89             14.04         243,024   2004
                                                                   10.00             12.89          60,892   2003
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                       12.27             12.48              --   2005
                                                                   11.92             12.27              --   2004
                                                                    9.69             11.92              --   2003
                                                                   10.00              9.69              --   2002
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares             6.11              6.53         722,162   2005
                                                                    5.83              6.11         739,787   2004
                                                                    4.58              5.83         753,640   2003
                                                                    6.15              4.58         490,960   2002
                                                                    8.16              6.15         409,321   2001
                                                                   10.00              8.16          82,708   2000
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares
   (formerly, AIM V.I. Real Estate Fund)                           10.00             11.47              --   2005
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/2/                        4.55              4.81         371,246   2005
                                                                    4.28              4.55         415,235   2004
                                                                    3.31              4.28         499,360   2003
                                                                    4.88              3.31         429,559   2002
                                                                    7.52              4.88         351,148   2001
                                                                   10.00              7.52         115,989   2000
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares           10.63             12.30         125,130   2005
                                                                   10.00             10.63           9,877   2004
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/3/                6.39              6.64         701,399   2005
                                                                    6.15              6.39         830,798   2004
                                                                    5.00              6.15       1,001,733   2003
                                                                    7.29              5.00       1,063,872   2002
                                                                    8.49              7.29         818,340   2001
                                                                   10.00              8.49         134,888   2000
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B         13.94             14.21          32,039   2005
                                                                   13.50             13.94          24,392   2004
                                                                   10.00             13.50          10,640   2003
-----------------------------------------------------------------------------------------------------------------


/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $11.47            $11.79       2,330,524   2005
                                                                         10.49             11.47       2,489,918   2004
                                                                          8.07             10.49       2,585,197   2003
                                                                         10.56              8.07       1,951,504   2002
                                                                         10.73             10.56         825,837   2001
                                                                         10.00             10.73          42,936   2000
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B             10.54             12.07         257,907   2005
                                                                         10.00             10.54           4,986   2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 5.71              6.45         965,778   2005
                                                                          5.36              5.71         952,418   2004
                                                                          4.42              5.36       1,076,259   2003
                                                                          6.51              4.42       1,159,015   2002
                                                                          8.01              6.51         813,964   2001
                                                                         10.00              8.01         184,885   2000
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 8.14              8.39         122,293   2005
                                                                          7.24              8.14         185,390   2004
                                                                          4.95              7.24         196,320   2003
                                                                          7.42              4.95         134,844   2002
                                                                          8.66              7.42          62,503   2001
                                                                         10.00              8.66          14,994   2000
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                     13.89             14.29              --   2005
                                                                         12.51             13.89              --   2004
                                                                          9.83             12.51              --   2003
                                                                         10.00              9.83              --   2002
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                       13.45             14.97              --   2005
                                                                         11.90             13.45              --   2004
                                                                          9.72             11.90              --   2003
                                                                         10.00              9.72              --   2002
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                               12.86             12.91              --   2005
                                                                         11.82             12.86              --   2004
                                                                          9.63             11.82              --   2003
                                                                         10.00              9.63              --   2002
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               14.15             14.61              --   2005
                                                                         12.59             14.15              --   2004
                                                                          9.93             12.59              --   2003
                                                                         10.00              9.93              --   2002
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                               10.00              9.95          31,593   2005
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                          13.71             14.48         662,712   2005
   (formerly, Nations Marsico Growth Portfolio)                          12.34             13.71         459,409   2004
                                                                         10.00             12.34         290,217   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust) (continued)
--------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable        $15.32            $18.00        519,231    2005
   Series (formerly, Nations Marsico International                    13.37             15.32        311,963    2004
   Opportunities Portfolio)                                           10.00             13.37        115,018    2003
--------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --          14.20             15.24             --    2005
   Initial Shares                                                     12.62             14.20             --    2004
                                                                       9.74             12.62             --    2003
                                                                      10.00              9.74             --    2002
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio           9.75              9.84             --    2005
                                                                       9.87              9.75             --    2004
                                                                       9.87              9.87             --    2003
                                                                      10.00              9.98             --    2002
--------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                5.91              6.02        109,011    2005
   Initial Shares                                                      5.66              5.91        118,886    2004
                                                                       4.57              5.66        137,028    2003
                                                                       6.55              4.57        146,590    2002
                                                                       8.60              6.55        127,492    2001
                                                                      10.00              8.60         32,472    2000
--------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
--------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return VIP -- Class B Shares                        13.87             14.66             --    2005
   (formerly, SVS Dreman High Return Equity Portfolio                 12.42             13.87             --    2004
                                                                       9.61             12.42             --    2003
                                                                      10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                    16.51             17.82             --    2005
   (formerly, SVS Dreman Small Cap Value Portfolio)                   13.38             16.51             --    2004
                                                                       9.61             13.38             --    2003
                                                                      10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                14.91             15.13             --    2005
   (formerly, Scudder Technology Growth Portfolio)                    14.94             14.91             --    2004
                                                                      10.40             14.94             --    2003
                                                                      10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                        10.19             10.40        755,703    2005
                                                                      10.08             10.19        560,106    2004
                                                                       9.96             10.08        132,120    2003
                                                                      10.00              9.96            208    2002
--------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                   13.38             14.08         91,773    2005
                                                                      12.81             13.38         87,810    2004
                                                                      10.03             12.81         61,139    2003
                                                                      10.00             10.03          3,029    2002
--------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                  10.91             10.80          6,326    2005
                                                                      10.00             10.61            378    2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                    $10.86            $10.96         155,124   2005
                                                                        10.00             10.86          69,705   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund - Class III Shares                10.00             11.05          30,147   2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.85             11.78          23,139   2005
                                                                        10.00             10.85           9,908   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.20             12.12          66,356   2005
                                                                        10.00             11.20          21,959   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.84             11.90         655,414   2005
                                                                        10.93             11.84         674,150   2004
                                                                         9.13             10.93         705,085   2003
                                                                         9.16              9.13         368,364   2002
                                                                         9.20              9.16         143,887   2001
                                                                        10.00              9.20          13,030   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           14.96             16.30         402,757   2005
                                                                        13.29             14.96         327,625   2004
                                                                        10.00             13.29         150,615   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.35             10.55         150,696   2005
                                                                        10.00             10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.22             11.72       2,807,286   2005
                                                                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.77             13.97          71,052   2005
                                                                        11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.70             12.14       2,141,457   2005
                                                                        10.70             11.70       2,170,766   2004
                                                                         8.37             10.70       2,023,475   2003
                                                                        10.28              8.37       1,288,935   2002
                                                                        11.03             10.28         570,855   2001
                                                                        10.00             11.03          40,470   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.13              6.35       1,301,266   2005
                                                                         6.04              6.13       1,558,308   2004
                                                                         4.64              6.04       1,629,161   2003
                                                                         6.77              4.64         974,269   2002
                                                                         8.39              6.77         603,088   2001
                                                                        10.00              8.39          60,848   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
--------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                   $ 8.99            $ 9.49         659,383   2005
                                                                       8.66              8.99         673,342   2004
                                                                       7.14              8.66         661,374   2003
                                                                       8.74              7.14         503,223   2002
                                                                       9.77              8.74         280,032   2001
                                                                      10.00              9.77          91,832   2000
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            14.94             17.33       1,880,480   2005
                                                                      12.19             14.94       1,684,293   2004
                                                                       8.97             12.19       1,539,654   2003
                                                                      10.14              8.97         889,218   2002
                                                                      10.70             10.14         403,825   2001
                                                                      10.00             10.70          49,059   2000
--------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                   11.25             11.33          43,930   2005
                                                                      10.00             11.25          19,598   2004
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00             10.39         442,711   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.03             12.94              --   2005
                                                                      12.28             13.03              --   2004
                                                                       9.84             12.28              --   2003
                                                                      10.00              9.84              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     13.33             14.49              --   2005
                                                                      12.04             13.33              --   2004
                                                                       9.79             12.04              --   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 14.48             15.68              --   2005
                                                                      12.43             14.48              --   2004
                                                                       9.56             12.43              --   2003
                                                                      10.00              9.56              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.89             15.15              --   2005
                                                                      13.09             14.89              --   2004
                                                                      10.09             13.09              --   2003
                                                                      10.00             10.09              --   2002
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         11.00             11.04         678,296   2005
                                                                      10.82             11.00         769,960   2004
                                                                      10.63             10.82         693,037   2003
                                                                      10.00             10.63         216,173   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 13.98             15.36       1,129,943   2005
                                                                      12.26             13.98       1,211,437   2004
                                                                       9.38             12.26       1,248,595   2003
                                                                      11.06              9.38         785,521   2002
                                                                      11.22             11.06         319,791   2001
                                                                      10.00             11.22          10,023   2000
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    $10.25            $10.36       1,382,399   2005
                                                                        10.33             10.25       1,359,548   2004
                                                                        10.43             10.33       1,519,238   2003
                                                                        10.46             10.43       1,689,357   2002
                                                                        10.23             10.46         671,871   2001
                                                                        10.00             10.23          76,786   2000
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             8.73              8.70       1,143,240   2005
                                                                         8.30              8.73       1,196,020   2004
                                                                         6.55              8.30       1,138,946   2003
                                                                         8.44              6.55         454,718   2002
                                                                         9.45              8.44         203,781   2001
                                                                        10.00              9.45          12,182   2000
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           16.23             17.83         349,604   2005
                                                                        12.47             16.23         282,415   2004
                                                                        10.00             12.47          75,216   2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  8.14              8.36       3,419,522   2005
                                                                         7.50              8.14       3,703,435   2004
                                                                         5.95              7.50       3,607,380   2003
                                                                         7.79              5.95       2,153,221   2002
                                                                         9.04              7.79       1,104,277   2001
                                                                        10.00              9.04         135,750   2000
----------------------------------------------------------------------------------------------------------------------
  Small Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         14.35             15.45         966,620   2005
                                                                        12.68             14.35         983,471   2004
                                                                        10.39             12.68         917,681   2003
                                                                        12.27             10.39         528,246   2002
                                                                        11.35             12.27         181,000   2001
                                                                        10.00             11.35             154   2000
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   12.14             12.37       4,051,644   2005
                                                                        11.42             12.14       2,389,192   2004
                                                                        10.00             11.42         492,594   2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       9.05              9.12       1,168,268   2005
                                                                         8.51              9.05       1,249,399   2004
                                                                         7.02              8.51       1,186,382   2003
                                                                         8.85              7.02         791,025   2002
                                                                         9.83              8.85         374,328   2001
                                                                        10.00              9.83          84,230   2000
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                      9.47              9.69         640,476   2005
                                                                         8.79              9.47         683,944   2004
                                                                         7.21              8.79         629,017   2003
                                                                         8.90              7.21         400,281   2002
                                                                         9.92              8.90         172,415   2001
                                                                        10.00              9.92           4,061   2000
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      10.00             11.37         170,259   2005
----------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $ 9.81            $10.38       2,514,958   2005
                                                            9.21              9.81       2,632,474   2004
                                                            8.24              9.21       2,748,253   2003
                                                            8.98              8.24       1,917,665   2002
                                                            9.61              8.98         972,626   2001
                                                           10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         7.34              8.13         520,861   2005
                                                            6.33              7.34         500,456   2004
                                                            5.36              6.33         537,768   2003
                                                            6.48              5.36         425,478   2002
                                                            8.44              6.48         362,926   2001
                                                           10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          8.45              9.33          83,568   2005
                                                            7.53              8.45          95,439   2004
                                                            6.07              7.53         100,391   2003
                                                            8.76              6.07         101,020   2002
                                                           10.71              8.76         103,526   2001
                                                           10.00             10.71          23,012   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.39              3.71         173,502   2005
                                                            3.43              3.39         256,228   2004
                                                            2.38              3.43         467,996   2003
                                                            4.10              2.38         318,267   2002
                                                            6.65              4.10         185,853   2001
                                                           10.00              6.65          39,046   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          6.86              8.89         483,616   2005
                                                            5.88              6.86         544,891   2004
                                                            4.44              5.88         593,422   2003
                                                            6.09              4.44         447,171   2002
                                                            8.09              6.09         264,963   2001
                                                           10.00              8.09          43,422   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              5.86              5.99         422,265   2005
                                                            5.72              5.86         487,411   2004
                                                            4.42              5.72         585,098   2003
                                                            6.14              4.42         609,116   2002
                                                            8.32              6.14         521,222   2001
                                                           10.00              8.32         129,483   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                4.37              4.82         450,021   2005
                                                            3.69              4.37         484,273   2004
                                                            2.79              3.69         488,442   2003
                                                            3.95              2.79         458,916   2002
                                                            6.65              3.95         386,562   2001
                                                           10.00              6.65          82,856   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.67              5.88         564,234   2005
                                                            5.52              5.67         658,083   2004
                                                            4.54              5.52         831,929   2003
                                                            6.21              4.54         844,883   2002
                                                            8.17              6.21         629,158   2001
                                                           10.00              8.17         118,553   2000
---------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                          $10.64            $10.75             --    2005
                                                                           10.38             10.64             --    2004
                                                                           10.18             10.38             --    2003
                                                                           10.00             10.18             --    2002
-------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                           14.95             16.26             --    2005
                                                                           12.85             14.95             --    2004
                                                                            9.87             12.85             --    2003
                                                                           10.00              9.87             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                  15.40             16.53             --    2005
                                                                           12.94             15.40             --    2004
                                                                            9.87             12.94             --    2003
                                                                           10.00              9.87             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                  16.05             16.31             --    2005
                                                                           12.84             16.05             --    2004
                                                                           10.16             12.84             --    2003
                                                                           10.00             10.16             --    2002
-------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                     13.30             13.24             --    2005
                                                                           12.36             13.30             --    2004
                                                                            9.61             12.36             --    2003
                                                                           10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class 2                13.72             13.99        224,649    2005
   (formerly, Salomon Brothers Variable All Cap Fund)                      12.91             13.72        216,563    2004
                                                                           10.00             12.91        112,510    2003
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II          10.00             10.55          7,519    2005
   (formerly, Salomon Brothers Variable Total Return Fund)
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --              13.42             14.47         57,145    2005
   Class II (formerly, Salomon Brothers Variable Aggressive Growth         12.55             13.42         40,148    2004
   Fund)                                                                   10.00             12.55         17,895    2003
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares              6.09              6.24        553,877    2005
                                                                            5.68              6.09        595,693    2004
                                                                            4.71              5.68        736,265    2003
                                                                            6.64              4.71        576,645    2002
                                                                            8.98              6.64        331,541    2001
                                                                           10.00              8.98         57,669    2000
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     8.22              8.65        463,596    2005
                                                                            7.53              8.22        519,243    2004
                                                                            6.29              7.53        492,435    2003
                                                                            8.11              6.29        376,910    2002
                                                                            9.84              8.11        241,953    2001
                                                                           10.00              9.84          8,638    2000
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 7.66            $ 7.91         492,215   2005
                                                                       7.34              7.66         563,369   2004
                                                                       5.60              7.34         781,828   2003
                                                                       8.35              5.60         411,289   2002
                                                                       8.96              8.35         155,938   2001
                                                                      10.00              8.96          18,273   2000
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares              11.75             11.74              --   2005
                                                                      11.12             11.75              --   2004
                                                                      10.27             11.12              --   2003
                                                                      10.00             10.27              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  12.47             12.58         184,506   2005
                                                                      11.43             12.47              --   2004
                                                                      10.02             11.43              --   2003
                                                                      10.00             10.02              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      9.78             11.21         713,275   2005
                                                                       7.66              9.78         758,073   2004
                                                                       5.75              7.66         730,480   2003
                                                                       7.59              5.75         501,656   2002
                                                                      10.22              7.59         303,903   2001
                                                                      10.00             10.22          32,271   2000
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.93             11.14         240,371   2005
                                                                      10.00             10.93          92,893   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          13.04             13.44         172,010   2005
                                                                      12.44             13.04         153,599   2004
                                                                       9.69             12.44          56,951   2003
                                                                      10.00              9.69             100   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.17             11.40       1,561,191   2005
                                                                       8.70             10.17       1,576,650   2004
                                                                       6.19              8.70       1,142,590   2003
                                                                       8.12              6.19         691,046   2002
                                                                       9.40              8.12         276,877   2001
                                                                      10.00              9.40          35,315   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    8.45              8.78       1,188,072   2005
                                                                       7.87              8.45       1,334,756   2004
                                                                       6.33              7.87       1,385,950   2003
                                                                       7.95              6.33       1,005,473   2002
                                                                       9.02              7.95         473,200   2001
                                                                      10.00              9.02          73,558   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         15.61             16.83         246,928   2005
                                                                      13.32             15.61         299,183   2004
                                                                       9.40             13.32         120,040   2003
                                                                      10.00              9.40              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,             14.02             15.43          30,769   2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares            11.94             14.02          32,334   2004
                                                                      10.00             11.94          17,789   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                          $10.00            $10.40          92,471   2005
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative         12.18             12.59         143,405   2005
   Class Shares                                                         11.74             12.18         131,657   2004
                                                                        11.68             11.74         154,491   2003
                                                                        10.98             11.68          82,184   2002
                                                                        10.38             10.98          16,136   2001
                                                                        10.00             10.38             929   2000
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   12.60             12.90       1,489,607   2005
                                                                        11.70             12.60       1,529,658   2004
                                                                         9.69             11.70       1,522,099   2003
                                                                         9.98              9.69         541,743   2002
                                                                         9.92              9.98         207,597   2001
                                                                        10.00              9.92          11,611   2000
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative                 14.41             14.84         955,206   2005
   Class Shares                                                         13.63             14.41       1,080,903   2004
                                                                        13.35             13.63       1,205,322   2003
                                                                        11.55             13.35       1,088,846   2002
                                                                        11.10             11.55         386,285   2001
                                                                        10.00             11.10          15,494   2000
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                 10.00              9.97          70,624   2005
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                 12.85             12.94       4,195,522   2005
                                                                        12.46             12.85       4,038,116   2004
                                                                        12.07             12.46       4,353,956   2003
                                                                        11.26             12.07       2,751,630   2002
                                                                        10.57             11.26         810,937   2001
                                                                        10.00             10.57          58,869   2000
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                        13.00             14.57          49,435   2005
                                                                        12.11             13.00           4,228   2004
                                                                        10.00             12.11           1,832   2003
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                            13.97             16.65          52,020   2005
                                                                        12.31             13.97           6,289   2004
                                                                        10.00             12.31           2,027   2003
----------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                               10.00             14.84          37,836   2005
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                               3.58              3.56         405,827   2005
                                                                         3.33              3.58         524,995   2004
                                                                         2.33              3.33         825,009   2003
                                                                         3.88              2.33         329,408   2002
                                                                         6.08              3.88         239,875   2001
                                                                        10.00              6.08          82,259   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $11.92            $12.20       1,340,627   2005
                                                       10.33             11.92       1,231,035   2004
                                                        8.03             10.33         667,800   2003
                                                       10.00              8.03         130,719   2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          9.51             10.06         159,385   2005
                                                        9.06              9.51         179,786   2004
                                                        7.25              9.06         162,892   2003
                                                       10.00              7.25          28,218   2002
-----------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

Table of Contents

Statement of Additional Information


                                                                               Page
The Company...................................................................  B-3

The Separate Account..........................................................  B-4

Additional Information About the Guarantee Account............................  B-4

The Contracts.................................................................  B-5
   Transfer of Annuity Units..................................................  B-5
   Net Investment Factor......................................................  B-6

Termination of Participation Agreements.......................................  B-6

Calculation of Performance Data...............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.......  B-9
   Other Subaccounts.......................................................... B-11
   Other Performance Data..................................................... B-12

Tax Matters................................................................... B-13
   Taxation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)........................................... B-13
   IRS Required Distributions................................................. B-13

General Provisions............................................................ B-14
   Using the Contracts as Collateral.......................................... B-14
   The Beneficiary............................................................ B-15
   Non-Participating.......................................................... B-15
   Misstatement of Age or Gender.............................................. B-15
   Incontestability........................................................... B-15
   Statement of Values........................................................ B-15
   Trust as Owner or Beneficiary.............................................. B-15
   Written Notice............................................................. B-15

Legal Developments Regarding Employment-Related Benefit Plans................. B-15

Regulation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)................................................ B-16

Experts....................................................................... B-16

Financial Statements.......................................................... B-16

  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      Genworth Life and Annuity Insurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          (formerly, GE Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2006.

Table of Contents




    The Company........................................................  B-3

    The Separate Account...............................................  B-4

    Additional Information About the Guarantee Account.................  B-4

    The Contracts......................................................  B-4
       Transfer of Annuity Units.......................................  B-4
       Net Investment Factor...........................................  B-5

    Termination of Participation Agreements............................  B-6

    Calculation of Performance Data....................................  B-8
       Subaccounts Investing in the GE Investments Funds, Inc. --
         Money Market Fund and the Dreyfus Variable Investment Fund --
         Money Market Portfolio........................................  B-8
       Other Subaccounts............................................... B-10
       Other Performance Data.......................................... B-12

    Tax Matters........................................................ B-12
       Taxation of Genworth Life and Annuity Insurance Company
         (formerly, GE Life and Annuity Assurance Company)............. B-12
       IRS Required Distributions...................................... B-13

    General Provisions................................................. B-14
       Using the Contracts as Collateral............................... B-14
       The Beneficiary................................................. B-14
       Non-Participating............................................... B-14
       Misstatement of Age or Gender................................... B-14
       Incontestability................................................ B-14
       Statement of Values............................................. B-14
       Trust as Owner or Beneficiary................................... B-14
       Written Notice.................................................. B-14

    Legal Developments Regarding Employment-Related Benefit Plans...... B-15

    Regulation of Genworth Life and Annuity Insurance Company
    (formerly, GE Life and Annuity Assurance Company).................. B-15

    Experts............................................................ B-15

    Financial Statements............................................... B-16

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

                      We principally offer annuity contracts, guaranteed investment contracts ("GICs") and funding agreements, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.


                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract and specific rider options).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.


                      Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust). This agreement may be terminated by the parties upon 60 days' advance written notice.


                      Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.


                      DWS Variable Series II (formerly, Scudder Variable Series II.) The agreement may be terminated by the parties upon three months' advance written notice.


                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      FAM Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


                      Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds
                      Inc) The agreement may be terminated at the option of any party upon six months' advance written notice.

                      Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund). This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.


                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.


                      The Prudential Series Fund (formerly, The Prudential Series Fund, Inc). This agreement may be terminated by the parties upon 60 days' advance written notice.


                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age
                      70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds,
                      Inc. -- Money Market Fund and the Dreyfus Variable
                      Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate
                      Account. We assume for the purposes of the yield calculation that this charge will be waived. Current
                      Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


                      Current Yield: 2.38% as of December 31, 2005
                      Effective Yield: 2.40% as of December 31, 2005


                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


                      Current Yield: 2.58% as of December 31, 2005
                      Effective Yield: 2.61% as of December 31, 2005


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


                      Current Yield: 2.33% as of December 31, 2005
                      Effective Yield: 2.36% as of December 31, 2005


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


                      Current Yield: 2.53% as of December 31, 2005
                      Effective Yield: 2.56% as of December 31, 2005


                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                        (1) We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                        (2) The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                        (3) The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                        (4) Standardized total return considers the charges for
                            all optional death benefit riders.

                        (5) Standardized total return does not reflect the
                            deduction of any premium taxes.

                        (6) Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

                            TR  =   the average annual total return for the
                                    period.
                            ERV =   the ending redeemable value (reflecting
                                    deductions as described above) of the
                                    hypothetical investment at the end of the
                                    period.
                            P   =   a hypothetical single investment of $1,000.
                            N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                      CTR = (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF           We do not expect to incur any Federal income tax
GENWORTH LIFE AND     liability attributable to investment income or capital
ANNUITY INSURANCE     gains retained as part of the reserves under the
COMPANY (FORMERLY,    contracts. See the "Federal Tax Matters" section of the
GE LIFE AND ANNUITY   prospectus. Based upon these expectations, no charge is
ASSURANCE COMPANY)    being made currently to the Separate Account for Federal
                      income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE
COMPANY
(FORMERLY,
GE LIFE AND
ANNUITY
ASSURANCE
COMPANY)
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.



EXPERTS
                      The consolidated financial statements and schedules of the Company and subsidiary as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of the Separate Account as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated March 10, 2006 with respect to the consolidated financial statements and schedules of the Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains consolidated financial statements for the Company and subsidiary, as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005 and the financial statements of the Separate Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-25

Statements of Changes in Net Assets........................................  F-51

Notes to Financial Statements.............................................. F-103

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity
Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American
Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I. Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann
Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series
Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate

Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II, SP William Blair International Growth
Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return
Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
March 17, 2006

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2005

                                                                        AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                                  AIM V.I.        AIM V.I.
                                 AIM V.I.         AIM V.I.        AIM V.I.         Capital         Capital        AIM V.I.
                                Aggressive      Basic Value       Blue Chip     Appreciation     Development     Core Equity
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $5,927         27,325,897         3,853        22,637,162        12,328           2,310
Dividend receivable..........         --                 --            --                --            --              --
Receivable from
  affiliate (note 4b)........         --                  2            --                13            --              --
Receivable for units sold....         --                530            --             2,571            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total assets..........      5,927         27,326,429         3,853        22,639,746        12,328           2,310
                                  ------         ----------         -----        ----------        ------           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          2              1,190            --               979             1              --
Payable for units
  withdrawn..................         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total liabilities.....          2              1,190            --               979             1              --
                                  ------         ----------         -----        ----------        ------           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --            --                --            --              --
   Genworth Life &
     Annuity (note 4d).......         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Net assets............     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
                                  ======         ==========         =====        ==========        ======           =====
Investments in
  securities, at cost........     $5,550         24,505,644         3,842        18,745,969        10,580           2,100
                                  ======         ==========         =====        ==========        ======           =====
Shares outstanding...........        473          2,228,866           545           917,227           766              99
                                  ======         ==========         =====        ==========        ======           =====

                              ----------------
                                 AIM V.I.
                                Government
                                Securities
                                  Fund --
                              Series I shares
                              ---------------
Assets
Investments at fair
  market value (note 2b):....     11,695
Dividend receivable..........         --
Receivable from
  affiliate (note 4b)........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     11,695
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....         --
                                  ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     11,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --
   Genworth Life &
     Annuity (note 4d).......         --
                                  ------
       Net assets............     11,695
                                  ======
Investments in
  securities, at cost........     11,853
                                  ======
Shares outstanding...........        985
                                  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------------------------------------------------
                                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Real Estate      Technology       Utilities
                              Growth Fund --   Growth Fund --      Fund --         Fund --          Fund --         Fund --
                              Series I shares Series II shares Series I shares Series II shares Series I shares Series I shares
                              --------------- ---------------- --------------- ---------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
Dividend receivable..........            --              --              --            --               --              --
Receivable from
  affiliate (note 4b)........            --              --              --            --               --              --
Receivable for units sold....            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total assets..........    10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
                                -----------      ----------      ----------         -----            -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           471             572           1,279             1                1               1
Payable for units
  withdrawn..................           995           3,130           4,844            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total liabilities.....         1,466           3,702           6,123             1                1               1
                                -----------      ----------      ----------         -----            -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              --              --            --               --              --
   Genworth Life &
     Annuity (note 4d).......            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Net assets............   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
                                ===========      ==========      ==========         =====            =====           =====
Investments in
  securities, at cost........   $ 9,687,988      12,011,803      27,982,396         7,099            8,860           6,081
                                ===========      ==========      ==========         =====            =====           =====
Shares outstanding...........       633,129         572,007       1,319,052           333              746             384
                                ===========      ==========      ==========         =====            =====           =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                 The Alger American Fund
                              ----------------------------- -----------------
                                                 Alger
                                  Alger         American    AllianceBernstein
                                 American        Small           Global
                                  Growth     Capitalization    Technology
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets
Investments at fair
  market value (note 2b):....  $106,674,371    75,701,102       4,075,355
Dividend receivable..........            --            --              --
Receivable from
  affiliate (note 4b)........            --            --              --
Receivable for units sold....            --            --              --
                               ------------    ----------       ---------
       Total assets..........   106,674,371    75,701,102       4,075,355
                               ------------    ----------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         4,291         3,077             173
Payable for units
  withdrawn..................         8,735       250,054           8,351
                               ------------    ----------       ---------
       Total liabilities.....        13,026       253,131           8,524
                               ------------    ----------       ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $106,496,380    75,370,045       4,066,831
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       164,965        77,926              --
   Genworth Life &
     Annuity (note 4d).......            --            --              --
                               ------------    ----------       ---------
       Net assets............  $106,661,345    75,447,971       4,066,831
                               ============    ==========       =========
Investments in
  securities, at cost........  $110,873,009    61,661,480       3,673,509
                               ============    ==========       =========
Shares outstanding...........     2,717,818     3,196,837         260,739
                               ============    ==========       =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------

                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                 Growth and       International       Large Cap         Small Cap
                                   Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    180,481,275       21,914,340        35,081,493         7,353,284
Dividend receivable..........             --               --                --                --
Receivable from
  affiliate (note 4b)........             30               --                --                --
Receivable for units sold....             --           20,428                --                --
                                 -----------       ----------        ----------         ---------
       Total assets..........    180,481,305       21,934,768        35,081,493         7,353,284
                                 -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7,698              965             1,525               316
Payable for units
  withdrawn..................          8,117               --             6,498             1,266
                                 -----------       ----------        ----------         ---------
       Total liabilities.....         15,815              965             8,023             1,582
                                 -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    180,461,496       21,933,803        35,073,470         7,351,702
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          3,994               --                --                --
   Genworth Life &
     Annuity (note 4d).......             --               --                --                --
                                 -----------       ----------        ----------         ---------
       Net assets............    180,465,490       21,933,803        35,073,470         7,351,702
                                 ===========       ==========        ==========         =========
Investments in
  securities, at cost........    153,137,576       19,979,034        29,992,253         6,181,722
                                 ===========       ==========        ==========         =========
Shares outstanding...........      7,321,756        1,158,263         1,321,835           608,212
                                 ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              American Century
                                                                                  Variable
                                American Century Variable Portfolios, Inc.   Portfolios II, Inc.                   Dreyfus
                              ---------------------------------------------- ------------------- ----------------------------
                                                                                                    Dreyfus        Dreyfus
                                                                                                   Investment     Variable
                              VP Income &      VP                               VP Inflation     Portfolios --   Investment
                                Growth    International VP Ultra(R) VP Value     Protection       MidCap Stock  Fund -- Money
                                Fund --      Fund --      Fund --   Fund --        Fund --        Portfolio --     Market
                                Class I      Class I      Class I   Class I       Class II       Initial Shares   Portfolio
                              ----------- ------------- ----------- -------- ------------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....   $40,138        960        43,975     33,834       1,680,216          30,858        120,737
Dividend receivable..........        --         --            --         --           5,037              --            384
Receivable from
  affiliate (note 4b)........        --         --            --         --              --              --             --
Receivable for units sold....        --         --            --         --           7,927              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total assets..........    40,138        960        43,975     33,834       1,693,180          30,858        121,121
                                -------        ---        ------     ------       ---------          ------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3          1             4          1              78               3              5
Payable for units
  withdrawn..................        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total liabilities.....         3          1             4          1              78               3              5
                                -------        ---        ------     ------       ---------          ------        -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         --            --         --              --              --             --
   Genworth Life &
     Annuity (note 4d).......        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Net assets............   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
                                =======        ===        ======     ======       =========          ======        =======
Investments in
  securities, at cost........   $37,974        938        41,558     33,278       1,700,177          29,262        120,737
                                =======        ===        ======     ======       =========          ======        =======
Shares outstanding...........     5,345        117         4,236      4,126         163,764           1,611        120,737
                                =======        ===        ======     ======       =========          ======        =======



                              ---------------
                               The Dreyfus
                                 Socially
                               Responsible
                                  Growth
                              Fund, Inc.  --
                              Initial Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   5,535,293
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   5,535,293
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         235
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         235
                                ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   5,535,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                                ---------
       Net assets............   5,535,058
                                =========
Investments in
  securities, at cost........   6,056,221
                                =========
Shares outstanding...........     212,243
                                =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Evergreen Variable
                              Eaton Vance Variable Trust    Annuity Trust                      FAM Variable Series Fund, Inc.
                              --------------------------- ------------------ --------------------------------------------------
                                                 VT                           Mercury Basic    Mercury Global   Mercury Large
                                   VT         Worldwide      Evergreen VA         Value          Allocation       Cap Growth
                              Floating-Rate    Health       Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --
                               Income Fund  Sciences Fund      Class 2       Class III Shares Class III Shares Class III Shares
                              ------------- ------------- ------------------ ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $44,771,952   11,957,914        485,494          5,273,314        1,002,952        1,206,060
Dividend receivable..........      181,714           --             --            451,988           19,652              171
Receivable from
  affiliate (note 4b)........           --           --             --                 --               --               --
Receivable for units sold....       63,163        1,681             --              5,884               --           24,262
                               -----------   ----------        -------          ---------        ---------        ---------
       Total assets..........   45,016,829   11,959,595        485,494          5,731,186        1,022,604        1,230,493
                               -----------   ----------        -------          ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,922          508             21                264               46               54
Payable for units
  withdrawn..................           --           --            277                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Total liabilities.....        1,922          508            298                264               46               54
                               -----------   ----------        -------          ---------        ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $45,014,907   11,956,771        485,196          5,730,922        1,022,558        1,230,439
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        2,316             --                 --               --               --
   Genworth Life &
     Annuity (note 4d).......           --           --             --                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Net assets............  $45,014,907   11,959,087        485,196          5,730,922        1,022,558        1,230,439
                               ===========   ==========        =======          =========        =========        =========
Investments in
  securities, at cost........  $44,838,884   10,629,121        450,676          5,436,732          979,671        1,090,988
                               ===========   ==========        =======          =========        =========        =========
Shares outstanding...........    4,441,662      994,008         29,124            357,755           80,558          109,742
                               ===========   ==========        =======          =========        =========        =========


                              -----------------
                               Mercury Value
                               Opportunities
                                V.I. Fund --
                              Class III Shares
                              ----------------
Assets
Investments at fair
  market value (note 2b):....    2,860,361
Dividend receivable..........    1,624,761
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       53,876
                                 ---------
       Total assets..........    4,538,998
                                 ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          202
Payable for units
  withdrawn..................           --
                                 ---------
       Total liabilities.....          202
                                 ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,538,796
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                 ---------
       Net assets............    4,538,796
                                 =========
Investments in
  securities, at cost........    4,339,424
                                 =========
Shares outstanding...........      479,122
                                 =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                    Federated Insurance Series
                              ----------------------------------------------------------------------
                                Federated                 Federated      Federated
                                 American    Federated   High Income    High Income     Federated
                                 Leaders      Capital        Bond           Bond         Kaufmann
                                Fund II --    Income      Fund II --     Fund II --     Fund II --
                              Primary Shares  Fund II   Primary Shares Service Shares Service Shares
                              -------------- ---------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $51,874,997   19,599,407   50,645,490     40,637,135     42,071,866
Dividend receivable..........           --           --           --             --             --
Receivable from
  affiliate (note 4b)........           10            8            6             12             --
Receivable for units sold....           --           --      209,815        265,270          2,272
                               -----------   ----------   ----------     ----------     ----------
       Total assets..........   51,875,007   19,599,415   50,855,311     40,902,417     42,074,138
                               -----------   ----------   ----------     ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,068          770        2,025          1,751          1,789
Payable for units
  withdrawn..................       40,513        8,241           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Total liabilities.....       42,581        9,011        2,025          1,751          1,789
                               -----------   ----------   ----------     ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,832,426   19,586,896   50,774,440     40,900,666     42,072,349
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        3,508       78,846             --             --
   Genworth Life &
     Annuity (note 4d).......           --           --           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Net assets............  $51,832,426   19,590,404   50,853,286     40,900,666     42,072,349
                               ===========   ==========   ==========     ==========     ==========
Investments in
  securities, at cost........  $45,424,170   21,413,196   50,739,046     40,434,404     35,741,420
                               ===========   ==========   ==========     ==========     ==========
Shares outstanding...........    2,426,333    2,192,327    6,543,345      5,277,550      2,911,548
                               ===========   ==========   ==========     ==========     ==========

                               Fidelity Variable Insurance Products Fund
                              -------------------------------------------

                                VIP Asset      VIP Asset         VIP
                               Manager/SM/    Manager/SM/   Contrafund(R)
                              Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class
                              ------------- --------------- -------------
Assets
Investments at fair
  market value (note 2b):....  145,568,526    18,038,652     395,077,622
Dividend receivable..........           --            --              --
Receivable from
  affiliate (note 4b)........           --            --              --
Receivable for units sold....           --        47,899          86,661
                               -----------    ----------     -----------
       Total assets..........  145,568,526    18,086,551     395,164,283
                               -----------    ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,009           908          15,731
Payable for units
  withdrawn..................      138,860            --              --
                               -----------    ----------     -----------
       Total liabilities.....      143,869           908          15,731
                               -----------    ----------     -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  145,286,076    18,085,643     395,049,988
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      138,581            --          98,564
   Genworth Life &
     Annuity (note 4d).......           --            --              --
                               -----------    ----------     -----------
       Net assets............  145,424,657    18,085,643     395,148,552
                               ===========    ==========     ===========
Investments in
  securities, at cost........  143,990,419    17,343,567     294,865,693
                               ===========    ==========     ===========
Shares outstanding...........    9,678,758     1,218,005      12,732,118
                               ===========    ==========     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                                                VIP Dynamic
                                    VIP           Capital      VIP Equity-    VIP Equity-   VIP Growth &   VIP Growth &
                               Contrafund(R)   Appreciation      Income         Income         Income         Income
                               Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $186,749,361      3,787,344     361,404,032    140,961,958    80,265,791     32,464,694
Dividend receivable..........            --             --              --             --            --             --
Receivable from
  affiliate (note 4b)........             2             --              --             --            --              8
Receivable for units sold....        88,681             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total assets..........   186,838,044      3,787,344     361,404,032    140,961,958    80,265,791     32,464,702
                               ============      =========     ===========    ===========    ==========     ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         8,019            165          13,981          6,087         3,247          1,395
Payable for units
  withdrawn..................            --          3,609         441,371         86,194        26,171         22,261
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total liabilities.....         8,019          3,774         455,352         92,281        29,418         23,656
                               ------------      ---------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $186,830,025      3,783,570     360,777,757    140,869,677    80,229,338     32,441,046
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --             --         170,923             --         7,035             --
   Genworth Life &
     Annuity (note 4d).......            --             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Net assets............  $186,830,025      3,783,570     360,948,680    140,869,677    80,236,373     32,441,046
                               ============      =========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........  $147,656,277      3,391,057     313,164,404    121,646,041    73,761,425     28,003,251
                               ============      =========     ===========    ===========    ==========     ==========
Shares outstanding...........     6,085,023        441,415      14,178,267      5,600,396     5,441,749      2,234,322
                               ============      =========     ===========    ===========    ==========     ==========

                              --------------

                               VIP Growth
                              Opportunities
                              Portfolio --
                              Initial Class
                              -------------
Assets
Investments at fair
  market value (note 2b):....  26,583,318
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                               ----------
       Total assets..........  26,583,318
                               ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,074
Payable for units
  withdrawn..................       3,920
                               ----------
       Total liabilities.....       4,994
                               ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  26,578,324
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                               ----------
       Net assets............  26,578,324
                               ==========
Investments in
  securities, at cost........  25,336,707
                               ==========
Shares outstanding...........   1,533,063
                               ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                                                                                                           VIP Value
                               VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                              Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $187,844,086    52,415,864       37,764       254,222,252    85,068,106      2,886,181
Dividend receivable..........           --            --           --                --            --             --
Receivable from
  affiliate (note 4b)........           --            --            1                --            17              1
Receivable for units sold....           --         1,118           --                --        17,586             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Total assets..........  187,844,086    52,416,982       37,765       254,222,252    85,085,709      2,886,182
                              ------------    ----------       ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,231         2,272            1            10,754         3,250            125
Payable for units
  withdrawn..................      211,884            --           --           766,162            --            227
                              ------------    ----------       ------       -----------    ----------      ---------
       Total liabilities.....      219,115         2,272            1           776,916         3,250            352
                              ------------    ----------       ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $187,589,244    52,414,710       37,764       253,437,965    85,082,459      2,885,830
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,727            --           --             7,371            --             --
   Genworth Life &
     Annuity (note 4d).......           --            --           --                --            --             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Net assets............ $187,624,971    52,414,710       37,764       253,445,336    85,082,459      2,885,830
                              ============    ==========       ======       ===========    ==========      =========
Investments in
  securities, at cost........ $193,320,225    46,947,936       22,880       189,918,029    60,455,868      2,681,180
                              ============    ==========       ======       ===========    ==========      =========
Shares outstanding...........    5,574,008     1,574,523        1,076         7,332,629     4,127,516        205,862
                              ============    ==========       ======       ===========    ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------
                                              Franklin Large                  Templeton      Templeton      Templeton
                              Franklin Income   Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                Securities      Securities     Securities     Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares  Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....   $59,014,171       45,049         64,775       15,034,736       41,332         1,732
Dividend receivable..........            --           --             --               --           --            --
Receivable from
  affiliate (note 4b)........            --           --             --               --           --            --
Receivable for units sold....     1,196,877           --            496               --          495            --
                                -----------       ------         ------       ----------       ------         -----
       Total assets..........    60,211,048       45,049         65,271       15,034,736       41,827         1,732
                                -----------       ------         ------       ----------       ------         -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,132            2              3              621            3             2
Payable for units
  withdrawn..................            --          394             --           26,487           --            --
                                -----------       ------         ------       ----------       ------         -----
       Total liabilities.....         3,132          396              3           27,108            3             2
                                -----------       ------         ------       ----------       ------         -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --           --             --               --           --            --
   Genworth Life &
     Annuity (note 4d).......            --           --             --               --           --            --
                                -----------       ------         ------       ----------       ------         -----
       Net assets............   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
                                ===========       ======         ======       ==========       ======         =====
Investments in
  securities, at cost........   $58,897,196       44,401         63,753       13,976,590       38,505         1,703
                                ===========       ======         ======       ==========       ======         =====
Shares outstanding...........     3,852,100        3,009          3,565          949,163        2,646            83
                                ===========       ======         ======       ==========       ======         =====

                              ------------------
                                  Templeton
                                   Global
                              Income Securities
                                   Fund --
                               Class I Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     8,389,658
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     8,389,658
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           319
Payable for units
  withdrawn..................         2,596
                                  ---------
       Total liabilities.....         2,915
                                  ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     8,386,743
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life &
     Annuity (note 4d).......            --
                                  ---------
       Net assets............     8,386,743
                                  =========
Investments in
  securities, at cost........     8,443,412
                                  =========
Shares outstanding...........       584,238
                                  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------
                              Global                                         Money       Premier   Real Estate
                              Income   Income    International   Mid-Cap     Market      Growth    Securities  S&P 500(R)
                               Fund     Fund      Equity Fund  Equity Fund    Fund     Equity Fund    Fund     Index Fund
                              ------ ----------- ------------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):....  $--   108,241,529  53,153,401   213,711,356 224,114,136 108,290,919 134,083,006 467,557,384
Dividend receivable..........   --            --          --            --     746,154          --          --          --
Receivable from
  affiliate (note 4b)........   --            21          --            --          94          --          10          62
Receivable for units sold....   --            --          --            --          --          --     116,686          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total assets..........   --   108,241,550  53,153,401   213,711,356 224,860,384 108,290,919 134,199,702 467,557,446
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         4,443       1,375         8,916       9,301       4,564       5,449      19,150
Payable for units
  withdrawn..................   --       101,423         843       228,416      74,269     275,546          --     286,523
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total liabilities.....   --       105,866       2,218       237,332      83,570     280,110       5,449     305,673
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $--   108,135,684  33,736,603   213,421,364 224,745,467 107,756,604 134,194,253 467,140,225
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   --            --          --        52,660      31,347     254,205          --     111,548
   Genworth Life &
     Annuity (note 4d).......   --            --  19,414,580            --          --          --          --          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Net assets............  $--   108,135,684  53,151,183   213,474,024 224,776,814 108,010,809 134,194,253 467,251,773
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Investments in
  securities, at cost........  $--   116,710,570  40,509,739   186,741,466 224,114,136  95,848,144 128,006,807 428,574,072
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Shares outstanding...........   --     9,142,021   4,654,413    11,119,217 224,114,136   1,431,473   6,983,490  20,381,752
                               ===   ===========  ==========   =========== =========== =========== =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                                  Goldman Sachs Variable   Greenwich Street
                                    GE Investments Funds, Inc. (continued)            Insurance Trust        Series Fund
                              -------------------------------------------------- ------------------------- ----------------
                                                                                                           Salomon Brothers
                                                                                   Goldman                     Variable
                               Small-Cap                                            Sachs       Goldman       Aggressive
                              Value Equity Total Return U.S. Equity Value Equity Growth and  Sachs Mid Cap  Growth Fund --
                                  Fund         Fund        Fund         Fund     Income Fund  Value Fund       Class II
                              ------------ ------------ ----------- ------------ ----------- ------------- ----------------
Assets
Investments at fair
  market value (note 2b):.... $118,882,327 924,146,579  89,570,713   34,230,726  34,094,358   206,586,900     8,436,458
Dividend receivable..........           --          --          --           --          --            --            --
Receivable from
  affiliate (note 4b)........            9          --          30            4          --            --            --
Receivable for units sold....           --   2,501,231          --        1,186      34,081            --        10,418
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total assets..........  118,882,336 926,647,810  89,570,743   34,231,916  34,128,439   206,586,900     8,446,876
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,068      43,282       3,767        1,475       1,393         8,368           375
Payable for units
  withdrawn..................       14,681          --      80,804           --          --       125,005            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total liabilities.....       19,749      43,282      84,571        1,475       1,393       133,373           375
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $118,862,587 926,597,501  89,340,531   34,230,441  34,127,046   206,453,527     8,446,501
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --       7,027     145,641           --          --            --            --
   Genworth Life &
     Annuity (note 4d).......           --          --          --           --          --            --            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Net assets............ $118,862,587 926,604,528  89,486,172   34,230,441  34,127,046   206,453,527     8,446,501
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Investments in
  securities, at cost........ $107,256,860 897,213,843  81,572,512   29,727,271  30,190,836   186,112,657     7,358,027
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Shares outstanding...........    8,232,848  57,615,123   2,629,792    3,419,653   2,848,317    13,302,440       365,531
                              ============ ===========  ==========   ==========  ==========   ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                       Janus Aspen Series
                              -------------------------------------------------------------------------------------
                                Balanced                    Core Equity  Flexible Bond     Forty
                              Portfolio --     Balanced    Portfolio --  Portfolio --  Portfolio --      Forty
                              Institutional  Portfolio --  Institutional Institutional Institutional  Portfolio --
                                 Shares     Service Shares    Shares        Shares        Shares     Service Shares
                              ------------- -------------- ------------- ------------- ------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $281,398,544   129,124,502       9,548      40,989,046    133,215,793    26,298,400
Dividend receivable..........           --            --          --              --             --            --
Receivable from
  affiliate (note 4b)........           --            --          --              16             --            --
Receivable for units sold....           --       129,062          --              --         53,222            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Total assets..........  281,398,544   129,253,564       9,548      40,989,062    133,269,015    26,298,400
                              ------------   -----------       -----      ----------    -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       11,185         5,698           1           1,626          5,443         1,125
Payable for units
  withdrawn..................      411,615            --          --          47,731             --        18,065
                              ------------   -----------       -----      ----------    -----------    ----------
       Total liabilities.....      422,800         5,698           1          49,357          5,443        19,190
                              ------------   -----------       -----      ----------    -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $280,966,483   129,247,866       9,547      40,939,705    132,945,190    26,279,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        9,261            --          --              --        318,382            --
   Genworth Life &
     Annuity (note 4d).......           --            --          --              --             --            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Net assets............ $280,975,744   129,247,866       9,547      40,939,705    133,263,572    26,279,210
                              ============   ===========       =====      ==========    ===========    ==========
Investments in
  securities, at cost........ $255,743,732   113,640,776       7,710      44,279,205    117,526,233    20,802,685
                              ============   ===========       =====      ==========    ===========    ==========
Shares outstanding...........   10,932,344     4,850,657         448       3,608,191      4,812,709       958,047
                              ============   ===========       =====      ==========    ===========    ==========

                              ---------------
                               Global Life
                                 Sciences
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   15,475,600
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       71,361
                                ----------
       Total assets..........   15,546,961
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          645
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          645
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   15,546,316
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   15,546,316
                                ==========
Investments in
  securities, at cost........   13,190,832
                                ==========
Shares outstanding...........    1,750,633
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                             International                  Large Cap                     Mid Cap
                                  Global        Growth     International     Growth       Large Cap       Growth
                                Technology   Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                               Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                              Service Shares    Shares     Service Shares    Shares     Service Shares    Shares
                              -------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $13,117,044    118,483,077    26,590,358    156,418,580    13,771,324    122,228,726
Dividend receivable..........           --             --            --             --            --             --
Receivable from
  affiliate (note 4b)........            7              1             5              4            --             38
Receivable for units sold....           --      1,028,545            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total assets..........   13,117,051    119,511,623    26,590,363    156,418,584    13,771,324    122,228,764
                               -----------    -----------    ----------    -----------    ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          541          4,726         1,134          6,167           605          4,864
Payable for units
  withdrawn..................       27,966             --           226        251,769        17,338         87,861
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total liabilities.....       28,507          4,726         1,360        257,936        17,943         92,725
                               -----------    -----------    ----------    -----------    ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $13,084,875    119,338,765    26,589,003    156,112,957    13,753,381    121,884,108
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        3,669        168,132            --         47,691            --        251,931
   Genworth Life &
     Annuity (note 4d).......           --             --            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Net assets............  $13,088,544    119,506,897    26,589,003    156,160,648    13,753,381    122,136,039
                               ===========    ===========    ==========    ===========    ==========    ===========
Investments in
  securities, at cost........  $11,882,017     82,930,686    16,815,986    162,072,937    13,148,616    125,255,132
                               ===========    ===========    ==========    ===========    ==========    ===========
Shares outstanding...........    3,312,385      3,334,733       756,052      7,498,494       668,187      4,211,879
                               ===========    ===========    ==========    ===========    ==========    ===========

                              ---------------

                                 Mid Cap
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   14,048,299
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   14,048,299
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          613
Payable for units
  withdrawn..................        2,244
                                ----------
       Total liabilities.....        2,857
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   14,045,442
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   14,045,442
                                ==========
Investments in
  securities, at cost........   11,502,004
                                ==========
Shares outstanding...........      494,484
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Janus Aspen Series (continued)                  J.P. Morgan Series Trust II
                              ------------------------------ --------------------------------------------------------------
                                Worldwide
                                 Growth        Worldwide                                                         U.S. Large
                              Portfolio --       Growth                International                              Cap Core
                              Institutional   Portfolio --     Bond       Equity     Mid Cap Value Small Company   Equity
                                 Shares      Service Shares  Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                              -------------  --------------  --------- ------------- ------------- ------------- ----------
Assets
Investments at fair
  market value (note 2b):.... $180,084,335     18,393,178     154,431     55,333        84,533        19,311       2,026
Dividend receivable..........           --             --          --         --            --            --          --
Receivable from
  affiliate (note 4b)........           --             --          --          1             1            --          --
Receivable for units sold....           --         20,250         304         --           349            --         698
                              ------------     ----------     -------     ------        ------        ------       -----
       Total assets..........  180,084,335     18,413,428     154,735     55,334        84,883        19,311       2,724
                              ------------     ----------     -------     ------        ------        ------       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,034            799           7          4             4             1           1
Payable for units
  withdrawn..................      416,781             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Total liabilities.....      423,815            799           7          4             4             1           1
                              ------------     ----------     -------     ------        ------        ------       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $179,523,371     18,412,629     154,728     55,330        84,879        19,310       2,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      137,149             --          --         --            --            --          --
   Genworth Life &
     Annuity (note 4d).......           --             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Net assets............ $179,660,520     18,412,629     154,728     55,330        84,879        19,310       2,723
                              ============     ==========     =======     ======        ======        ======       =====
Investments in
  securities, at cost........ $197,636,793     17,387,340     155,728     52,279        81,629        18,615       1,935
                              ============     ==========     =======     ======        ======        ======       =====
Shares outstanding...........    6,440,785        662,578      13,010      4,535         3,036         1,213         149
                              ============     ==========     =======     ======        ======        ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                     MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------
                                 MFS(R)       MFS(R)                    MFS(R)
                               Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                              Growth Stock    Trust      Discovery      Income       Return     Utilities
                               Series --    Series --    Series --    Series --    Series --    Series --
                                Service      Service      Service      Service      Service      Service
                              Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):.... $25,553,664   21,952,530   37,896,157     2,645      20,650,584   46,021,515
Dividend receivable..........          --           --           --        --              --           --
Receivable from
  affiliate (note 4b)........          --           11            3        --              --           --
Receivable for units sold....          --        3,229           --       698              --       49,567
                              -----------   ----------   ----------     -----      ----------   ----------
       Total assets..........  25,553,664   21,955,770   37,896,160     3,343      20,650,584   46,071,082
                              -----------   ----------   ----------     -----      ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,098          941        1,613         2           1,063        1,972
Payable for units
  withdrawn..................      87,094           --       10,839        --         152,453           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Total liabilities.....      88,192          941       12,452         2         153,516        1,972
                              -----------   ----------   ----------     -----      ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $25,459,155   21,954,829   37,879,584     3,341      20,497,068   46,069,110
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       6,317           --        4,124        --              --           --
   Genworth Life &
     Annuity (note 4d).......          --           --           --        --              --           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Net assets............ $25,465,472   21,954,829   37,883,708     3,341      20,497,068   46,069,110
                              ===========   ==========   ==========     =====      ==========   ==========
Investments in
  securities, at cost........ $22,882,319   18,286,803   32,845,874     2,623      20,453,305   34,966,135
                              ===========   ==========   ==========     =====      ==========   ==========
Shares outstanding...........   2,628,978    1,143,957    2,452,826       251       1,007,346    1,953,375
                              ===========   ==========   ==========     =====      ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                              ------------------------------- ----------------------------------
                                              Nations Marsico
                              Nations Marsico  International  Old Mutual     Old Mutual Large
                                  Growth       Opportunities  Growth II         Cap Growth
                                 Portfolio       Portfolio    Portfolio         Portfolio
                              --------------- --------------- ----------     ----------------
Assets
Investments at fair
  market value (note 2b):....   $52,459,970     55,221,827    9,500,197         13,156,505
Dividend receivable..........            --             --           --                 --
Receivable from
  affiliate (note 4b)........             8              1            4                  2
Receivable for units sold....       113,506         91,151           --                 --
                                -----------     ----------    ---------         ----------
       Total assets..........    52,573,484     55,312,979    9,500,201         13,156,507
                                -----------     ----------    ---------         ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,269          2,435          365                503
Payable for units
  withdrawn..................            --             --       29,023             19,687
                                -----------     ----------    ---------         ----------
       Total liabilities.....         2,269          2,435       29,388             20,190
                                -----------     ----------    ---------         ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $52,571,215     55,306,085    9,446,784         13,136,317
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          4,459       24,029                 --
   Genworth Life &
     Annuity (note 4d).......            --             --           --                 --
                                -----------     ----------    ---------         ----------
       Net assets............   $52,571,215     55,310,544    9,470,813         13,136,317
                                ===========     ==========    =========         ==========
Investments in
  securities, at cost........   $46,315,737     45,438,357    8,522,636         12,161,308
                                ===========     ==========    =========         ==========
Shares outstanding...........     2,932,363      2,994,676      814,070            707,719
                                ===========     ==========    =========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                     Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------------
                                           Oppenheimer                                            Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer   Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced      Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):.... $94,172,425   6,236,768    71,707,124    26,761,211   137,255,772    14,304,230
Dividend receivable..........          --          --            --            --            --            --
Receivable from
  affiliate (note 4b)........          19           2            13            --            34             3
Receivable for units sold....          --          --            --        78,306            --        39,835
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total assets..........  94,172,444   6,236,770    71,707,137    26,839,517   137,255,806    14,344,068
                              -----------   ---------    ----------    ----------   -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       3,570         264         2,769         1,330         5,366           614
Payable for units
  withdrawn..................      70,342      19,843        96,057            --        86,873            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total liabilities.....      73,912      20,107        98,826         1,330        92,239           614
                              -----------   ---------    ----------    ----------   -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $94,025,371   6,216,663    71,608,311    26,838,187   137,027,587    14,343,454
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      73,161          --            --            --       135,980            --
   Genworth Life &
     Annuity (note 4d).......          --          --            --            --            --            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Net assets............ $94,098,532   6,216,663    71,608,311    26,838,187   137,163,567    14,343,454
                              ===========   =========    ==========    ==========   ===========    ==========
Investments in
  securities, at cost........ $86,169,553   5,240,179    65,760,969    26,207,337   123,727,851    12,929,521
                              ===========   =========    ==========    ==========   ===========    ==========
Shares outstanding...........   1,906,710     127,620     4,200,769     1,576,972     3,563,234       374,162
                              ===========   =========    ==========    ==========   ===========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                         Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------
                                           Oppenheimer                               Oppenheimer
                                              Global                  Oppenheimer    Main Street
                              Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap
                               Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                              ----------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $69,127,339  118,538,304   70,461,673    57,018,670     30,567,218
Dividend receivable..........          --           --           --            --             --
Receivable from
  affiliate (note 4b)........          --            9            6            12             --
Receivable for units sold....          --           --           --         7,562         63,986
                              -----------  -----------   ----------    ----------     ----------
       Total assets..........  69,127,339  118,538,313   70,461,679    57,026,244     30,631,204
                              -----------  -----------   ----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,745        5,071        2,705         2,446          1,320
Payable for units
  withdrawn..................       8,614      126,375       10,434            --             --
                              -----------  -----------   ----------    ----------     ----------
       Total liabilities.....      11,359      131,446       13,139         2,446          1,320
                              -----------  -----------   ----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $69,115,980  118,402,455   70,441,036    57,023,798     30,629,884
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        4,412        7,504            --             --
   Genworth Life &
     Annuity (note 4d).......          --           --           --            --             --
                              -----------  -----------   ----------    ----------     ----------
       Net assets............ $69,115,980  118,406,867   70,448,540    57,023,798     30,629,884
                              ===========  ===========   ==========    ==========     ==========
Investments in
  securities, at cost........ $69,123,718   90,820,570   71,698,751    47,896,478     26,360,439
                              ===========  ===========   ==========    ==========     ==========
Shares outstanding...........   6,177,600    3,574,738    8,348,539     2,636,092      1,791,748
                              ===========  ===========   ==========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                          PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term        Low
                               All Asset    (U.S. Dollar    High Yield   U.S. Government   Duration    Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                Advisor    Administrative Administrative Administrative    Advisor    Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares   Class Shares  Class Shares
                              ------------ -------------- -------------- --------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....  $6,434,526    11,558,662     98,089,257     61,135,268     8,963,203    284,398,062
Dividend receivable..........          --        29,367        515,137        217,657        25,791      1,092,371
Receivable from
  affiliate (note 4b)........          --             3             --              3             1             --
Receivable for units sold....          --        35,021          1,166         19,426        38,214             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total assets..........   6,434,526    11,623,053     98,605,560     61,372,354     9,027,209    285,490,433
                               ----------    ----------     ----------     ----------     ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         271           495          4,241          2,662           453         12,280
Payable for units
  withdrawn..................         878            --             --             --            --        115,936
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total liabilities.....       1,149           495          4,241          2,662           453        128,216
                               ----------    ----------     ----------     ----------     ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,433,377    11,622,558     98,599,157     61,369,692     9,026,756    285,360,145
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --          2,162             --            --          2,072
   Genworth Life &
     Annuity (note 4d).......          --            --             --             --            --             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Net assets............  $6,433,377    11,622,558     98,601,319     61,369,692     9,026,756    285,362,217
                               ==========    ==========     ==========     ==========     =========    ===========
Investments in
  securities, at cost........  $6,500,143    11,321,019     96,194,357     61,954,943     9,019,398    288,456,802
                               ==========    ==========     ==========     ==========     =========    ===========
Shares outstanding...........     544,376     1,117,859     11,976,710      5,557,752       888,325     27,773,248
                               ==========    ==========     ==========     ==========     =========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                  The Prudential Series Fund, Inc.
                              ------------------------------------------------------------------------
                                                                        SP Prudential SP William Blair
                                Jennison                     Natural    U.S. Emerging  International
                              20/20 Focus     Jennison      Resources      Growth          Growth
                              Portfolio --  Portfolio --   Portfolio -- Portfolio --    Portfolio --
                                Class II   Class II Shares   Class II     Class II        Class II
                              ------------ --------------- ------------ ------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $7,415,212     2,792,223     4,398,015      89,819          19,165
Dividend receivable..........          --            --            --          --              --
Receivable from
  affiliate (note 4b)........           1            --            --          --              --
Receivable for units sold....         162       226,433        51,805          --              --
                               ----------     ---------     ---------      ------          ------
       Total assets..........   7,415,375     3,018,656     4,449,820      89,819          19,165
                               ----------     ---------     ---------      ------          ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         317           126           189           4               1
Payable for units
  withdrawn..................          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Total liabilities.....         317           126           189           4               1
                               ----------     ---------     ---------      ------          ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $7,415,058     3,018,530     4,449,631      89,815          19,164
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            --          --              --
   Genworth Life &
     Annuity (note 4d).......          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Net assets............  $7,415,058     3,018,530     4,449,631      89,815          19,164
                               ==========     =========     =========      ======          ======
Investments in
  securities, at cost........  $6,493,976     2,507,270     3,957,975      78,588          12,281
                               ==========     =========     =========      ======          ======
Shares outstanding...........     500,014       136,272        97,044      11,635           2,572
                               ==========     =========     =========      ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                              Rydex Variable
                                  Trust                Salomon Brothers Variable Series Funds Inc
                              -------------- --------------------------------------------------------------
                                              Salomon    Salomon      Salomon       Salomon      Salomon
                                              Brothers  Brothers      Brothers      Brothers     Brothers
                                              Variable  Variable      Variable      Variable     Variable
                                              All Cap   Investors  Strategic Bond Total Return Total Return
                                              Fund --    Fund --      Fund --       Fund --      Fund --
                                 OTC Fund     Class II   Class I      Class I       Class I      Class II
                              -------------- ---------- ---------- -------------- ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $15,241,957   15,620,106 45,027,842   41,769,487    14,817,683   2,038,718
Dividend receivable..........           --           --         --           --            --          --
Receivable from
  affiliate (note 4b)........            9            3          8           --             3          --
Receivable for units sold....           --           --         --           --         6,318      46,956
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total assets..........   15,241,966   15,620,109 45,027,850   41,769,487    14,824,004   2,085,674
                               -----------   ---------- ----------   ----------    ----------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          655          678      1,823        1,704           610         112
Payable for units
  withdrawn..................       14,754          148     34,085       35,634            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total liabilities.....       15,409          826     35,908       37,338           610         112
                               -----------   ---------- ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $15,226,557   15,619,283 44,915,895   41,732,149    14,823,394   2,085,562
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --           --     76,047           --            --          --
   Genworth Life &
     Annuity (note 4d).......           --           --         --           --            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Net assets............  $15,226,557   15,619,283 44,991,942   41,732,149    14,823,394   2,085,562
                               ===========   ========== ==========   ==========    ==========   =========
Investments in
  securities, at cost........  $14,356,749   14,409,468 38,594,934   44,137,541    13,810,615   2,066,722
                               ===========   ========== ==========   ==========    ==========   =========
Shares outstanding...........    1,047,557      899,776  3,096,825    4,051,357     1,306,674     177,589
                               ===========   ========== ==========   ==========    ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....     $3,952         7,804          11,561       87,447,979       10,874,625
Dividend receivable..........         --            --              --               --               --
Receivable from
  affiliate (note 4b)........         --            --              --               --               --
Receivable for units sold....         --           698              --          147,966               --
                                  ------         -----          ------       ----------       ----------
       Total assets..........      3,952         8,502          11,561       87,595,945       10,874,625
                                  ------         -----          ------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1             1               1            3,816              463
Payable for units
  withdrawn..................         --            --              --               --           82,741
                                  ------         -----          ------       ----------       ----------
       Total liabilities.....          1             1               1            3,816           83,204
                                  ------         -----          ------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,951         8,501          11,560       87,588,205       10,791,421
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --            3,924               --
   Genworth Life &
     Annuity (note 4d).......         --            --              --               --               --
                                  ------         -----          ------       ----------       ----------
       Net assets............     $3,951         8,501          11,560       87,592,129       10,791,421
                                  ======         =====          ======       ==========       ==========
Investments in
  securities, at cost........     $3,879         6,891          11,164       79,884,891        9,228,164
                                  ======         =====          ======       ==========       ==========
Shares outstanding...........        429           583             580        6,406,445          391,033
                                  ======         =====          ======       ==========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                              AIM Variable Insurance Funds
                                                    ----------------------------------------------------------------
                                                                                                        AIM V.I.
                                                       AIM V.I.         AIM V.I.        AIM V.I.         Capital
                                                      Aggressive      Basic Value       Blue Chip     Appreciation
                                                    Growth Fund --      Fund --          Fund --         Fund --
                                                    Series I shares Series II shares Series I shares Series I shares
                                                    --------------- ---------------- --------------- ---------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $ --            121,151           22              13,982
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..        --             95,787           --              91,620
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        --              7,241           --              11,453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....        34                 --           --                  33
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        --             55,915           --             138,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        --             70,570           --              77,352
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         3            126,420            8              22,833
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        --              9,877           --               3,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        --              9,913           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        --              4,380           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        --              4,417           --               1,572
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        --              1,667           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        --              3,614           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        --              1,760           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..        --                215           --                   1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).        --                176           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................        --                 14           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).        --                 74           --                  --
                                                         ----          ---------           --           ---------
Net investment income (expense)....................       (37)          (270,889)          14            (333,254)
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       417            538,166           11             504,651
   Change in unrealized appreciation
    (depreciation).................................        33            562,301           11           1,339,965
   Capital gain distributions......................        --            183,038           --                  --
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments.......................................       450          1,283,505           22           1,844,616
                                                         ----          ---------           --           ---------
Increase (decrease) in net assets from operations..      $413          1,012,616           36           1,511,362
                                                         ====          =========           ==           =========

                                                    ---------------
                                                       AIM V.I.
                                                        Capital
                                                      Development
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         85
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                         -----
Net investment income (expense)....................        (85)
                                                         -----
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      1,291
   Change in unrealized appreciation
    (depreciation).................................        240
   Capital gain distributions......................         --
                                                         -----
Net realized and unrealized gain (loss) on
 investments.......................................      1,531
                                                         -----
Increase (decrease) in net assets from operations..      1,446
                                                         =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        AIM Variable Insurance Funds (continued)
                                                    ----------------------------------------------------------------
                                                                       AIM V.I.
                                                       AIM V.I.       Government                        AIM V.I.
                                                      Core Equity     Securities       AIM V.I.      International
                                                        Fund --         Fund --     Growth Fund --   Growth Fund --
                                                    Series I shares Series I shares Series I shares Series II shares
                                                    --------------- --------------- --------------- ----------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $  34            106                --           70,482
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --             --            34,161           22,364
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --             --             2,911            2,192
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         30             24                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --             --            85,903           20,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --             --            30,723           11,680
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --             --                --           23,374
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --             --                --              901
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --             --                --            4,749
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --             --                --            1,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --             --                --              561
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --             --                --            1,061
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --             --                --            1,314
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --             --                --               97
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --             --                --              341
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --             --                --               14
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --             --                --               73
                                                         -----            ---          --------        ---------
Net investment income (expense)....................          4             82          (153,698)         (19,954)
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        344             (1)          147,484          189,271
   Change in unrealized appreciation
    (depreciation).................................       (158)           (65)          528,315        1,131,489
   Capital gain distributions......................         --             --                --               --
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments.......................................        186            (66)          675,799        1,320,760
                                                         -----            ---          --------        ---------
Increase (decrease) in net assets from operations..      $ 190             16           522,101        1,300,806
                                                         =====            ===          ========        =========

                                                    ---------------

                                                       AIM V.I.
                                                    Premier Equity
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................      244,367
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      153,905
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       10,402
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      205,047
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       82,164
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       12,108
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          796
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        1,836
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,152
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          137
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           93
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           62
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           74
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           56
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).            2
                                                       ---------
Net investment income (expense)....................     (223,933)
                                                       ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       49,093
   Change in unrealized appreciation
    (depreciation).................................    1,283,226
   Capital gain distributions......................           --
                                                       ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,332,319
                                                       ---------
Increase (decrease) in net assets from operations..    1,108,386
                                                       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        AIM Variable Insurance Funds (continued)
                                                    -------------------------------------------------


                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                                       Real Estate      Technology       Utilities
                                                         Fund --          Fund --         Fund --
                                                    Series II shares  Series I shares Series I shares
                                                    ----------------- --------------- ---------------
                                                       Period from
                                                    April 29, 2005 to           Year Ended
                                                    December 31, 2005        December 31, 2005
                                                    ----------------- -------------------------------
Income -- Ordinary dividends.......................       $ 145              --              57
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --              67              18
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           9              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --              --              --
                                                          -----             ---             ---
Net investment income (expense)....................         136             (67)             39
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................          --              --               6
   Change in unrealized appreciation
    (depreciation).................................        (107)            198             286
   Capital gain distributions......................         109              --              --
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments.......................................           2             198             292
                                                          -----             ---             ---
Increase (decrease) in net assets from operations..       $ 138             131             331
                                                          =====             ===             ===

                                                       The Alger American Fund
                                                    ----------------------------
                                                                       Alger
                                                        Alger         American
                                                       American        Small
                                                        Growth     Capitalization
                                                     Portfolio --   Portfolio --
                                                    Class O Shares Class O Shares
                                                    -------------- --------------

                                                             Year Ended
                                                          December 31, 2005
                                                    ----------------------------
Income -- Ordinary dividends.......................      266,177             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       68,024         54,700
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      853,285        576,038
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      635,298        398,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       71,666         43,099
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --             --
                                                      ----------     ----------
Net investment income (expense)....................   (1,362,096)    (1,071,871)
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (6,701,040)     4,431,894
   Change in unrealized appreciation
    (depreciation).................................   18,488,198      6,942,929
   Capital gain distributions......................           --             --
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,787,158     11,374,823
                                                      ----------     ----------
Increase (decrease) in net assets from operations..   10,425,062     10,302,952
                                                      ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      AllianceBernstein Variable Products Series Fund, Inc.
                                                    -----------------------------------------------------------------------
                                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                         Global          Growth and       International       Large Cap
                                                       Technology          Income             Value            Growth
                                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                                         Class B           Class B           Class B           Class B
                                                    ----------------- ----------------- ----------------- -----------------
                                                                                  Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................     $     --          2,324,497            93,270                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --             18,379                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --            162,689                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       16,502            841,718            30,536           163,536
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          870             90,195             3,079            10,202
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        9,939            937,385            53,985           186,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        6,478            474,566            24,477            90,504
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       21,311            257,419            34,435            34,307
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          491             10,103               509               271
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --              6,366             5,377             5,160
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --              4,186             2,827             1,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          386              8,205             1,151             1,842
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --              3,771             1,383               140
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --              5,161             2,857               539
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --              1,128               489               102
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --                 --                35                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --                428               957                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --                 --               304                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --                219               730               189
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --                 --                10                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --                 68               162                28
                                                        --------          ---------         ---------         ---------
Net investment income (expense)....................      (55,977)          (497,489)          (70,033)         (494,351)
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       66,816          6,448,306           199,500           497,461
   Change in unrealized appreciation
    (depreciation).................................       45,931           (741,504)        1,911,172         3,910,014
   Capital gain distributions......................           --                 --            98,510                --
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments.......................................      112,747          5,706,802         2,209,182         4,407,475
                                                        --------          ---------         ---------         ---------
Increase (decrease) in net assets from operations..     $ 56,770          5,209,313         2,139,149         3,913,124
                                                        ========          =========         =========         =========

                                                    -----------------
                                                    AllianceBernstein
                                                        Small Cap
                                                         Growth
                                                      Portfolio --
                                                         Class B
                                                    -----------------

                                                    -----------------
Income -- Ordinary dividends.......................           --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       31,713
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        7,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       64,824
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       21,073
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                        --------
Net investment income (expense)....................     (124,808)
                                                        --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      826,873
   Change in unrealized appreciation
    (depreciation).................................     (711,171)
   Capital gain distributions......................           --
                                                        --------
Net realized and unrealized gain (loss) on
 investments.......................................      115,702
                                                        --------
Increase (decrease) in net assets from operations..       (9,106)
                                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                    American Century
                                                                                                        Variable
                                                      American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                                                    ---------------------------------------------  -------------------
                                                    VP Income &      VP                               VP Inflation
                                                      Growth    International VP Ultra(R) VP Value     Protection
                                                      Fund --      Fund --      Fund --   Fund --        Fund --
                                                      Class I      Class I      Class I   Class I       Class II
                                                    ----------- ------------- ----------- -------- -------------------
                                                                                                       Period from
                                                                                                    April 29, 2005 to
                                                             Year Ended December 31, 2005           December 31, 2005
                                                    ---------------------------------------------  -------------------
Income -- Ordinary dividends.......................   $   66         --             --     1,099          39,672
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       --         --             --        --           3,868
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       --         --             --        --              16
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       51         --             30        --             459
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       --         --             --        --           1,883
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      133          1             22       271           2,113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       --         --            171        --             690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..       --         --             --        --             259
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..       --         --             --        --              55
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...       --         --             --        --             113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).       --         --             --        --              96
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..       --         --             --        --               3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).       --         --             --        --             155
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).       --         --             --        --              74
                                                      ------         --          -----     -----         -------
Net investment income (expense)....................     (118)        (1)          (223)      828          29,888
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       32         --            190         5          (8,539)
   Change in unrealized appreciation
    (depreciation).................................    1,290         22          2,269      (855)        (19,961)
   Capital gain distributions......................       --         --             --       745              --
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments.......................................    1,322         22          2,459      (105)        (28,500)
                                                      ------         --          -----     -----         -------
Increase (decrease) in net assets from operations..   $1,204         21          2,236       723           1,388
                                                      ======         ==          =====     =====         =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      Dreyfus                   Eaton Vance Variable Trust
                                                    ------------------------------------------  --------------------------
                                                       Dreyfus        Dreyfus     The Dreyfus
                                                      Investment     Variable       Socially
                                                    Portfolios  --  Investment    Responsible                       VT
                                                     MidCap Stock  Fund -- Money     Growth          VT          Worldwide
                                                     Portfolio --     Market     Fund, Inc. --  Floating-Rate     Health
                                                    Initial Shares   Portfolio   Initial Shares  Income Fund   Sciences Fund
                                                    -------------- ------------- -------------- -------------  -------------
                                                           Year Ended December 31, 2005         Year Ended December 31, 2005
                                                    ------------------------------------------  --------------------------
Income -- Ordinary dividends.......................     $    0         1,616             --       1,758,673            --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --            --          5,696         213,171        50,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --            --          1,278          10,826         4,649
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --           346         66,425          97,569        35,684
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --            --         11,197         113,174        21,046
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         76           152             --         187,642        48,000
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --            --             --          15,601         4,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         20           161             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --            --             --           1,434           804
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --            --             --           2,879            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --            --             --             307             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --            --             --              10            15
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net investment income (expense)....................        (96)          957        (84,596)      1,116,060      (165,292)
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        121            --        (67,354)         14,914       149,110
   Change in unrealized appreciation
    (depreciation).................................      1,481            --        257,570        (108,648)      713,062
   Capital gain distributions......................          6            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments.......................................      1,608            --        190,216         (93,734)      862,172
                                                        ------         -----        -------       ---------      --------
Increase (decrease) in net assets from operations..     $1,512           957        105,620       1,022,326       696,880
                                                        ======         =====        =======       =========      ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          Evergreen Variable
                                            Annuity Trust                      FAM Variable Series Fund, Inc.
                                          ------------------ ------------------------------------------------------------------
                                                              Mercury Basic    Mercury Global   Mercury Large    Mercury Value
                                             Evergreen VA         Value          Allocation       Cap Growth     Opportunities
                                            Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --     V.I. Fund --
                                               Class 2       Class III Shares Class III Shares Class III Shares Class III Shares
                                          ------------------ ---------------- ---------------- ---------------- ----------------
                                                                                Period from
                                              Year Ended        Year Ended     April 29, 2005
                                             December 31,      December 31,   to December 31,             Year Ended
                                                 2005              2005             2005               December 31, 2005
                                          ------------------ ---------------- ---------------- --------------------------------
Income -- Ordinary dividends.............      $    62            468,301          19,652              171          1,667,168
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................        1,376              4,868             646            4,481              8,378
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................           90                258             201               --                626
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          347             10,625             809            1,491             12,649
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          437             21,659           1,178            3,139              7,906
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................        1,894             18,239           1,336            2,575              9,715
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          974              4,386              --              432              1,765
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................           --              4,319              --               --              1,904
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................           --              1,906              --               --              2,268
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................           31                561              --              543                272
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................           --                 --              --               --                471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................           --              2,595              --               --                846
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................           44                214             230               29                100
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................           --                  4               4               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................           --                520              --               --                 79
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................           --                 90              --               --                 20
                                               -------           --------          ------          -------         ----------
Net investment income (expense)..........       (5,131)           398,057          15,248          (12,519)         1,620,169
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............        2,458             22,777          10,691           19,685           (100,569)
   Change in unrealized appreciation
    (depreciation).......................       23,260           (309,362)         23,281           80,757         (1,236,615)
   Capital gain distributions............           --              4,124              --               --             75,066
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments..........................       25,718           (282,461)         33,972          100,442         (1,262,118)
                                               -------           --------          ------          -------         ----------
Increase (decrease) in net assets from
 operations..............................      $20,587            115,596          49,220           87,923            358,051
                                               =======           ========          ======          =======         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Federated Insurance Series
                                                    ----------------------------------------------------------------------
                                                      Federated                  Federated      Federated
                                                       American     Federated   High Income    High Income     Federated
                                                       Leaders       Capital        Bond           Bond         Kaufmann
                                                      Fund II --     Income      Fund II --     Fund II --     Fund II --
                                                    Primary Shares   Fund II   Primary Shares Service Shares Service Shares
                                                    -------------- ----------  -------------- -------------- --------------
                                                                         Year Ended December 31, 2005
                                                    ----------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  915,232    1,173,609     4,970,594      3,480,435             0
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       26,224       17,542        29,393             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      520,828      200,454       459,542             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      249,266       79,681       338,016        197,041       104,714
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       25,829        8,930        22,869         18,484        11,727
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --           --            --        222,332       126,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --           --            --        132,646        92,238
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --            --         75,409       194,645
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --            --          5,568        16,921
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --            --          4,464            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --            --          1,265            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --            --            169         2,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --            --            523            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --            --          1,229            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --            --            341            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --            --            143           674
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --            --              1            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --            --            127            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --            --              3            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --            --              9            --
                                                      ----------   ----------    ----------     ----------     ---------
Net investment income (expense)....................       93,085      867,002     4,120,774      2,820,681      (550,204)
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,740,378   (1,039,610)       62,330        145,595     1,557,737
   Change in unrealized appreciation
    (depreciation).................................      (56,061)   1,123,993    (3,602,471)    (2,731,051)    2,466,498
   Capital gain distributions......................           --           --            --             --        43,578
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,684,317       84,383    (3,540,141)    (2,585,456)    4,067,813
                                                      ----------   ----------    ----------     ----------     ---------
Increase (decrease) in net assets from operations..   $1,777,402      951,385       580,633        235,225     3,517,609
                                                      ==========   ==========    ==========     ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Fidelity Variable Insurance Products Fund
                                                    ---------------------------------------------------------------------------
                                                                                                                  VIP Dynamic
                                                      VIP Asset      VIP Asset         VIP            VIP           Capital
                                                     Manager/SM/    Manager/SM/   Contrafund(R)  Contrafund(R)   Appreciation
                                                    Portfolio --   Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                                    Initial Class Service Class 2 Initial Class Service Class 2 Service Class 2
-                                                   ------------- --------------- ------------- --------------- ---------------
                                                                                  Year Ended December 31, 2005
-                                                   ---------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $ 4,620,841      207,866       1,175,953        195,542             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................    1,250,485           --         356,395             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      486,786           --       2,944,568             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      224,815        7,086       1,851,933        635,994          3,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,934        6,219         205,172         80,611            472
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --        9,459              --        772,021          2,766
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       14,401              --        441,194         11,541
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       33,160              --        381,955          7,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --        6,132              --         45,585          1,898
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --       60,630              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --       34,992              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --        1,889              --          4,313             10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --       23,346              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --       14,583              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --        6,144              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --        2,221              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --          522              --          2,734             53
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --            3              --            227             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --        2,321              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --          289              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net investment income (expense)....................    2,640,821      (15,531)     (4,182,115)    (2,169,092)       (28,661)
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (1,188,077)      48,475      22,358,980      7,957,261         35,662
   Change in unrealized appreciation
    (depreciation).................................    2,185,790      431,132      34,998,283     16,467,459        318,421
   Capital gain distributions......................           --           --              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments.......................................      997,713      479,607      57,357,263     24,424,720        354,083
                                                     -----------      -------      ----------     ----------        -------
Increase (decrease) in net assets from operations..  $ 3,638,534      464,076      53,175,148     22,255,628        325,422
                                                     ===========      =======      ==========     ==========        =======

                                                    -------------

                                                     VIP Equity-
                                                       Income
                                                    Portfolio --
                                                    Initial Class
-                                                   -------------

-                                                   -------------
Income -- Ordinary dividends.......................    8,357,549
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      774,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    3,098,839
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..    1,390,817
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      110,710
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                     -----------
Net investment income (expense)....................    2,982,352
                                                     -----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   11,508,470
   Change in unrealized appreciation
    (depreciation).................................  (12,423,503)
   Capital gain distributions......................   12,864,072
                                                     -----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,949,039
                                                     -----------
Increase (decrease) in net assets from operations..   14,931,391
                                                     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity Variable Insurance Products Fund (continued)
                                                    ------------------------------------------------------------------------
                                                      VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                                        Income         Income         Income      Opportunities  VIP Growth
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                                                    --------------- ------------- --------------- ------------- -------------
                                                                          Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $ 2,495,576     1,389,137        427,299        269,704     1,087,940
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................            --        35,007             --         12,361       557,040
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...            --       669,150             --        237,764     1,355,984
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       616,565       484,808        151,131        127,774       821,894
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        70,471        56,380         11,775         18,431        64,609
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....            --           170             --             15            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       666,739            --        157,918             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       438,123            --        103,376             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       285,926            --         66,513             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        14,352            --          3,606             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         8,990            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         4,555            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         3,738            --             53             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         1,777            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         4,145            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         1,519            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           637            --             87             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           298            --             20             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           256            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            14            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           100            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net investment income (expense)....................       377,371       143,622        (67,180)      (126,641)   (1,711,587)
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     3,223,975       488,264        611,883       (300,072)   (7,078,730)
   Change in unrealized appreciation
    (depreciation).................................    (2,554,282)    3,856,306      1,213,222      2,205,804    15,964,684
   Capital gain distributions......................     4,212,963            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments.......................................     4,882,656     4,344,570      1,825,105      1,905,732     8,885,954
                                                      -----------     ---------      ---------      ---------    ----------
Increase (decrease) in net assets from operations..   $ 5,260,027     4,488,192      1,757,925      1,779,091     7,174,367
                                                      ===========     =========      =========      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity Variable Insurance Products Fund (continued)
                                                    --------------------------------------------------------------------------
                                                                                                                   VIP Value
                                                      VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                                    --------------- ------------- --------------- ------------- ---------------
                                                                           Year Ended December 31, 2005
                                                    --------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  146,225            0                0        964,079         1,859
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --           --           34,538        243,471            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --           --          353,153        491,211            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      207,379           --          906,127        340,176         3,565
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       29,167           --           82,829         30,532           697
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --          247               --            178            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      297,390           --          977,819             --         5,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      147,943           --          452,845             --         5,349
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      105,160           --          378,274             --        14,917
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        1,504           --           28,874             --         4,319
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        5,375           --           11,793             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,560           --            7,776             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        1,105           --            1,819             --           388
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        2,435           --            3,969             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        1,420           --            5,409             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           56           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        1,811           --            1,646             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --               34             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           83           --              597             --           175
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           19           --              101             --             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          395           --              380             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           14           --               13             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           31           --              114             --            --
                                                      ----------        -----       ----------     ----------       -------
Net investment income (expense)....................     (656,622)        (247)      (3,248,110)      (141,489)      (32,588)
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      807,023        3,159       15,265,616      4,899,767        14,448
   Change in unrealized appreciation
    (depreciation).................................    1,672,920        1,814       18,051,962      8,099,479        52,602
   Capital gain distributions......................           --          483        3,256,577             --        52,042
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments.......................................    2,479,943        5,456       36,574,155     12,999,246       119,092
                                                      ----------        -----       ----------     ----------       -------
Increase (decrease) in net assets from operations..   $1,823,321        5,209       33,326,045     12,857,757        86,504
                                                      ==========        =====       ==========     ==========       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        -----------------

                                         Franklin Income
                                           Securities
                                             Fund --
                                         Class 2 Shares
                                        -----------------
                                           Period from
                                        April 29, 2005 to
                                        December 31, 2005
                                        -----------------
Income -- Ordinary dividends...........     $  59,819
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................         7,581
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           775
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        32,986
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        35,512
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................        25,827
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        30,569
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        20,887
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................            27
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        15,390
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................         7,223
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................             6
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................         1,273
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................            13
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        33,811
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           303
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        11,485
                                            ---------
Net investment income (expense)........      (164,320)
                                            ---------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (144,897)
  Change in unrealized appreciation
    (depreciation).....................       116,975
  Capital gain distributions...........            --
                                            ---------
Net realized and unrealized gain
 (loss) on investments.................       (27,922)
                                            ---------
Increase (decrease) in net assets from
 operations............................     $(192,242)
                                            =========

                                                    Franklin Templeton Variable Insurance Products Trust
                                        --------------------------------------------------------------------------------------------
                                        Franklin Large                  Templeton      Templeton      Templeton
                                          Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                          Securities     Securities     Securities     Securities     Allocation
                                           Fund --        Fund  --       Fund --        Fund --        Fund --
                                        Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                                        -------------- -------------- -------------- -------------- --------------


                                                                        Year Ended December 31, 2005
                                        --------------------------------------------------------------------------
Income -- Ordinary dividends...........        22             --          118,623          372            38
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        --             --            2,500           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................        --             --           52,023           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................        --             --           69,418           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................        --             --            4,636           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        11              1               --          201             1
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................       119             85               --          181            14
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        27             --               --           38            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net investment income (expense)........      (135)           (86)          (9,954)         (48)           23
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (693)            86           83,922        6,103            (2)
  Change in unrealized appreciation
    (depreciation).....................       600          1,021        1,057,362         (620)           29
  Capital gain distributions...........        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments.................       (93)         1,107        1,141,284        5,483            27
                                             ----          -----        ---------        -----            --
Increase (decrease) in net assets from
 operations............................      (228)         1,021        1,131,330        5,435            50
                                             ====          =====        =========        =====            ==

                                        -----------------
                                            Templeton
                                             Global
                                        Income Securities
                                             Fund --
                                         Class I Shares
                                        -----------------



                                        -----------------
Income -- Ordinary dividends...........       91,625
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        4,532
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................       45,826
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................           --
                                            --------
Net investment income (expense)........       41,267
                                            --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (48,037)
  Change in unrealized appreciation
    (depreciation).....................      (53,754)
  Capital gain distributions...........           --
                                            --------
Net realized and unrealized gain
 (loss) on investments.................     (101,791)
                                            --------
Increase (decrease) in net assets from
 operations............................      (60,524)
                                            ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           GE Investments Funds, Inc.
                                                    -----------------------------------------------------------------------
                                                      Global                                            Money      Premier
                                                      Income       Income    International   Mid-Cap    Market     Growth
                                                       Fund         Fund      Equity Fund  Equity Fund   Fund    Equity Fund
                                                    -----------  ----------  ------------- ----------- --------- -----------
                                                    Period from
                                                    January 1,
                                                      2005 to
                                                    August 25,
                                                       2005                     Year Ended December 31, 2005
                                                    -----------  ----------------------------------------------------------
Income -- Ordinary dividends....................... $        --   5,644,362      537,778    5,000,888  7,327,570    386,748
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       7,743      76,237       19,199       74,387    159,030     15,956
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      61,235     541,311      225,550      822,426  1,024,015    318,132
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --     606,892      199,889    1,150,122  1,454,862    647,351
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --      69,290       19,873      107,009    238,052     81,502
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --         241          386          408      8,429         83
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --     134,035           --      594,992    407,243    312,244
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --     135,388           --      287,097    277,897    175,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --     151,305           --      170,503    186,218    194,866
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       9,196           --       13,390      5,947      9,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --      10,289           --        4,095     33,663         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --       3,583           --        1,514     19,881         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --       1,313           --        2,126      2,713      7,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --         745           --        1,552     12,211         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --       1,691           --        2,022     16,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          66           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --       2,200           --          186      3,419         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          49           --           --         74         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --          79           --          165        374        437
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --           5           --           --         --          7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --         218           --          242      1,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --           --           --         14         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          31           --           45        328         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net investment income (expense)....................     (68,978)  3,900,198       72,881    1,768,607  3,475,936 (1,375,753)
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     830,976  (1,794,602)   2,193,830    8,181,999         --  3,984,091
   Change in unrealized appreciation
    (depreciation).................................  (1,500,068) (1,584,089)   5,848,893    2,146,394         -- (3,255,476)
   Capital gain distributions......................          --      72,723           --    8,244,222         --         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments.......................................    (669,092) (3,305,968)   8,042,723   18,572,615         --    728,615
                                                    -----------  ----------    ---------   ----------  --------- ----------
Increase (decrease) in net assets from operations.. $  (738,070)    594,230    8,115,604   20,341,222  3,475,936   (647,138)
                                                    ===========  ==========    =========   ==========  ========= ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      GE Investments Funds, Inc. (continued)
-                                                   -------------------------------------------------------------------------
                                                    Real Estate              Small-Cap
                                                    Securities   S&P 500(R) Value Equity Total Return U.S. Equity Value Equity
                                                       Fund      Index Fund     Fund         Fund        Fund         Fund
-                                                   -----------  ---------- ------------ ------------ ----------- ------------
                                                                           Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------------
Income -- Ordinary dividends....................... $ 7,442,439   7,392,583  1,194,203    14,452,527   1,030,288     402,808
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      80,202     191,977      8,204       111,788       9,994          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     749,748   2,798,492    138,521       832,163     310,287          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     692,139   2,313,307    538,606     1,208,514     537,603     136,512
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      44,528     215,874     53,788       178,412      42,201      29,885
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         515       1,296         --           243         131          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     148,158     923,310    530,113       195,959     245,662     183,657
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      86,235     493,846    240,944       676,792     184,449     109,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --         --     2,741,701          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     139,548     391,516    181,273     1,388,127     105,588      67,068
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      11,757      19,455     16,871       526,087       7,204       7,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --      3,559     1,234,170          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --        799       745,652          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       1,494         996      3,047        62,086           8          51
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --      1,003       528,572          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --      1,720       332,084          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --         --         8,146          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          59          --        120        32,683          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --         --        21,429          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         187         879        659       169,775           4         233
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         311          --        293        63,353           4          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --         --            --          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --        351        67,972          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --         --         2,115          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --        100        17,510          --          --
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net investment income (expense)....................   5,487,558      41,635   (525,768)    3,307,194    (412,847)   (132,030)
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   6,352,201   9,585,042  4,032,491     7,405,497   2,022,714     929,134
   Change in unrealized appreciation
    (depreciation).................................  (8,565,373)  3,422,133  2,136,549    (3,291,503)   (898,856)    (90,551)
   Capital gain distributions......................   8,907,987          --  2,651,533    14,418,610          --     128,803
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments.......................................   6,694,815  13,007,175  8,820,573    18,532,604   1,123,858     967,386
                                                    -----------  ----------  ---------    ----------   ---------    --------
Increase (decrease) in net assets from operations.. $12,182,373  13,048,810  8,294,805    21,839,798     711,011     835,356
                                                    ===========  ==========  =========    ==========   =========    ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Goldman Sachs Variable   Greenwich Street
                                         Insurance Trust         Series Fund                       Janus Aspen Series
                                    -------------------------  ---------------- ------------------------------------------
                                                               Salomon Brothers
                                      Goldman                      Variable       Balanced                    Core Equity
                                       Sachs        Goldman       Aggressive    Portfolio --     Balanced    Portfolio --
                                    Growth and   Sachs Mid Cap  Growth Fund --  Institutional  Portfolio --  Institutional
                                    Income Fund   Value Fund       Class II        Shares     Service Shares    Shares
                                    -----------  ------------- ---------------- ------------- -------------- -------------
                                                                  Year Ended
                                            Year Ended           December 31,
                                        December 31, 2005            2005                     Year Ended December 31, 2005
                                    -------------------------  ---------------- ------------------------------------------
Income -- Ordinary dividends....... $   578,761    5,751,496             --       6,638,468     2,600,129            7
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      20,489      181,242             --         259,934            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     258,357    1,279,251             --       2,553,451            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     215,492    1,302,084         21,211       1,447,690       414,188           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      32,296      121,694          1,563         115,216        34,705           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......          --           --             --              --            --           55
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --        9,111         22,848              --       819,597           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --        8,420         10,273              --       448,215           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --       10,341         32,527              --       150,394           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --           29          2,997              --         8,051           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --          976          3,763              --        43,885           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --          848          4,446              --        21,539           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --            1          2,810              --           660           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --          474          1,803              --        11,791           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --          717          3,758              --        17,138           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --           --            710              --           400           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --           --             --              --         2,128           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --          483            483              --           269           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --           20             --              --            74           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --          395            122              --         1,508           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --           --             --              --            20           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --           90             18              --           505           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net investment income (expense)....      52,127    2,835,320       (109,332)      2,262,177       625,062          (48)
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........   2,030,910   12,077,349        118,522       5,617,600     2,522,786           16
  Change in unrealized
    appreciation (depreciation)....  (1,221,935)  (8,339,724)       599,012       9,861,722     4,164,990        1,104
  Capital gain distributions.......          --   14,787,489             --              --            --           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments.............     808,975   18,525,114        717,534      15,479,322     6,687,776        1,120
                                    -----------   ----------       --------      ----------     ---------        -----
Increase (decrease) in net assets
 from operations................... $   861,102   21,360,434        608,202      17,741,499     7,312,838        1,072
                                    ===========   ==========       ========      ==========     =========        =====


                                    -------------

                                    Flexible Bond
                                    Portfolio --
                                    Institutional
                                       Shares
                                    -------------



                                    -------------
Income -- Ordinary dividends.......   2,435,783
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      29,149
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     413,999
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     220,406
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      19,982
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......         125
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --
                                     ----------
Net investment income (expense)....   1,752,122
                                     ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    (968,930)
  Change in unrealized
    appreciation (depreciation)....  (1,961,412)
  Capital gain distributions.......   1,418,830
                                     ----------
Net realized and unrealized gain
 (loss) on investments.............  (1,511,512)
                                     ----------
Increase (decrease) in net assets
 from operations...................     240,610
                                     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    ------------------------------------------------------------------------
                                                                                                               International
                                                        Forty                     Global Life       Global        Growth
                                                    Portfolio --      Forty         Sciences      Technology   Portfolio --
                                                    Institutional  Portfolio --   Portfolio --   Portfolio --  Institutional
                                                       Shares     Service Shares Service Shares Service Shares    Shares
                                                    ------------- -------------- -------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   285,982        2,239             --             --      1,206,222
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       75,443           --          4,625          9,800         64,669
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      920,745           --         62,127         51,098        810,004
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      954,627      107,211         92,788         72,568        513,792
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       72,902        8,648          6,160          5,771         63,316
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           24           --             --             --            460
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      164,666         63,211         44,301             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       64,737         17,597         11,463             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       38,770             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --          394             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --          335             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           84             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net investment income (expense)....................   (1,737,759)    (382,606)      (246,508)      (195,001)      (246,019)
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    3,023,119    1,219,554      1,134,600        146,908      9,362,424
   Change in unrealized appreciation
    (depreciation).................................   12,958,072    1,774,124        830,132      1,065,694     18,450,421
   Capital gain distributions......................           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   15,981,191    2,993,678      1,964,732      1,212,602     27,812,845
                                                     -----------    ---------      ---------      ---------     ----------
Increase (decrease) in net assets from operations..  $14,243,432    2,611,072      1,718,224      1,017,601     27,566,826
                                                     ===========    =========      =========      =========     ==========

                                                    --------------

                                                    International
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................     253,114
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      82,758
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      10,003
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     163,938
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      64,216
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      47,614
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       1,871
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       1,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         217
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,488
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         399
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                      ---------
Net investment income (expense)....................    (121,420)
                                                      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   1,742,166
   Change in unrealized appreciation
    (depreciation).................................   4,789,701
   Capital gain distributions......................          --
                                                      ---------
Net realized and unrealized gain (loss) on
 investments.......................................   6,531,867
                                                      ---------
Increase (decrease) in net assets from operations..   6,410,447
                                                      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    -----------------------------------------------------------------------
                                                      Large Cap                     Mid Cap                     Worldwide
                                                       Growth       Large Cap       Growth        Mid Cap        Growth
                                                    Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                                                    Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                                       Shares     Service Shares    Shares     Service Shares    Shares
                                                    ------------- -------------- ------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   552,398       18,081             --            --      2,577,361
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      244,736           --        129,797            --        277,581
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    1,286,544           --        924,276            --      1,707,958
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      823,671       58,671        677,594        62,086        690,648
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       79,030        5,954         67,242         7,379         75,656
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      116,483             --       117,477             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       45,137             --        34,300             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net investment income (expense)....................   (1,881,583)    (208,164)    (1,798,909)     (221,242)      (174,482)
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (5,014,704)     109,627     (5,982,011)      544,446     (9,988,420)
   Change in unrealized appreciation
    (depreciation).................................   10,507,382      390,083     19,964,655       926,883     17,085,523
   Capital gain distributions......................           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................    5,492,678      499,710     13,982,644     1,471,329      7,097,103
                                                     -----------     --------     ----------     ---------     ----------
Increase (decrease) in net assets from operations..  $ 3,611,095      291,546     12,183,735     1,250,087      6,922,621
                                                     ===========     ========     ==========     =========     ==========

                                                    --------------

                                                      Worldwide
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................    222,485
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     73,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      7,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...    152,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..     58,596
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                       -------
Net investment income (expense)....................    (69,526)
                                                       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     16,935
   Change in unrealized appreciation
    (depreciation).................................    700,384
   Capital gain distributions......................         --
                                                       -------
Net realized and unrealized gain (loss) on
 investments.......................................    717,319
                                                       -------
Increase (decrease) in net assets from operations..    647,793
                                                       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     J.P. Morgan Series Trust II
                                                    -------------------------------------------------------------
                                                                                                        U.S. Large
                                                              International                              Cap Core
                                                      Bond       Equity     Mid Cap Value Small Company   Equity
                                                    Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                    --------- ------------- ------------- ------------- ----------
                                                                     Year Ended December 31, 2005
                                                    -------------------------------------------------------------
Income -- Ordinary dividends.......................  $3,643           4           285           (0)         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     486           8           242            1           1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     781          --           166           75           5
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...      25         231           123           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).      --          --            --           --          --
                                                     ------       -----         -----          ---         ---
Net investment income (expense)....................   2,351        (235)         (246)         (76)         (6)
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    (869)          6         2,271          (22)        (71)
   Change in unrealized appreciation
    (depreciation).................................    (184)      3,015         1,524          384          91
   Capital gain distributions......................      68          --           154          326          --
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments.......................................    (985)      3,021         3,949          688          20
                                                     ------       -----         -----          ---         ---
Increase (decrease) in net assets from operations..  $1,366       2,786         3,703          612          14
                                                     ======       =====         =====          ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 MFS(R) Variable Insurance Trust
                                          ----------------------------------------------------------------------------
                                             MFS(R)       MFS(R)                    MFS(R)
                                           Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                          Growth Stock    Trust      Discovery      Income       Return     Utilities
                                           Series --    Series --    Series --    Series --    Series --    Series --
                                            Service      Service      Service      Service      Service      Service
                                          Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                                          ------------ ------------ ------------ ------------ ------------ ------------
                                                                  Year Ended December 31, 2005
                                          ----------------------------------------------------------------------------
Income -- Ordinary dividends.............  $  36,689       68,113           --        --            823       240,121
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............         --           --        2,732        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................         --           --       42,892        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     86,189       75,967      181,042        --          8,969       162,477
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................     12,397       13,552       14,164        --            739        12,224
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................    164,245      135,821      185,793        --          1,943       284,473
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................     59,335       71,376       64,773        --         11,505       150,275
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................     62,523       39,446       73,796         3          6,306        87,587
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................      3,593          824        3,828        --         10,645         4,817
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................      1,626           --        2,801        --         27,440            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................        596           --          623        --         11,481            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................         --           53          768        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................        199           --          586        --          6,112            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................         --           --        1,584        --          2,008            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................         --           --           22        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................         --           --           42        --             --            30
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................         23           --            4        --            416           352
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          4           --           --        --             39            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................         60           --           92        --          7,594            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................         --           --            6        --          1,925            --
                                           ---------    ---------    ---------        --        -------     ---------
Net investment income (expense)..........   (354,101)    (268,926)    (575,548)       (3)       (96,299)     (462,114)
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............    342,090      589,479    1,018,671         2         14,843     4,438,600
   Change in unrealized appreciation
    (depreciation).......................    599,770      817,854      580,314        22        190,993     2,309,286
   Capital gain distributions............         --           --           --        --          1,043            --
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments..........................    941,860    1,407,333    1,598,985        24        206,879     6,747,886
                                           ---------    ---------    ---------        --        -------     ---------
Increase (decrease) in net assets from
 operations..............................  $ 587,759    1,138,407    1,023,437        21        110,580     6,285,772
                                           =========    =========    =========        ==        =======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                                                    ------------------------------  ---------------------------------
                                                                    Nations Marsico
                                                    Nations Marsico  International  Old Mutual     Old Mutual Large
                                                        Growth       Opportunities  Growth II         Cap Growth
                                                       Portfolio       Portfolio    Portfolio         Portfolio
                                                    --------------- --------------- ----------     ----------------
                                                     Year Ended December 31, 2005   Year Ended December 31, 2005
                                                    ------------------------------  ---------------------------------
Income -- Ordinary dividends.......................   $       --         421,432           --                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --              --        7,303            13,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --              --      126,645           182,393
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       76,826          90,245           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,386          15,320           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      145,345         170,879           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      131,294         110,910           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      251,657         200,013           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       18,031          20,737           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        9,637          24,146           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        6,745          16,758           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        4,749           3,637           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        4,964          10,538           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        6,408          12,751           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          285           2,059           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           59              40           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          538             210           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          872             644           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          521             851           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          210             234           --                --
                                                      ----------       ---------     --------          --------
Net investment income (expense)....................     (675,527)       (258,540)    (133,948)         (195,427)
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,762,433       2,012,858      169,478            77,732
   Change in unrealized appreciation
    (depreciation).................................    1,832,949       6,047,141      792,514           339,203
   Capital gain distributions......................           --         482,368           --                --
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments.......................................    3,595,382       8,542,367      961,992           416,935
                                                      ----------       ---------     --------          --------
Increase (decrease) in net assets from operations..   $2,919,855       8,283,827      828,044           221,508
                                                      ==========       =========     ========          ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Oppenheimer Variable Account Funds
-                                                   -------------------------------------------------------------------
                                                                  Oppenheimer
                                                    Oppenheimer    Aggressive                Oppenheimer   Oppenheimer
                                                    Aggressive       Growth     Oppenheimer    Balanced      Capital
                                                      Growth       Fund/VA --    Balanced     Fund/VA --   Appreciation
                                                      Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA
-                                                   -----------  -------------- ----------- -------------- ------------
                                                                               Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------
Income -- Ordinary dividends....................... $        --          --      1,360,805     208,947      1,474,936
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................     292,889          --        166,224          --        236,281
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     693,248          --        535,884          --      1,212,780
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     303,223      35,541        319,069      27,031        606,179
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      27,303       2,828         30,673       8,236         65,506
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --      12,382             --      23,429             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --       8,497             --      33,293             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --      26,856             --      36,533             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       1,762             --      34,218             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --             --      52,239             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --             --      37,988             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --          --             --         137             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --             --      19,234             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --             --      18,588             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --          --             --       5,747             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --             --       2,124             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --         163             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --             --       2,196             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --             --          98             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --             --       1,752             --
                                                    -----------     -------     ----------     -------      ---------
Net investment income (expense)....................  (1,316,663)    (88,029)       308,955     (93,896)      (645,810)
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     296,370     298,898      2,555,057      30,210      3,162,593
   Change in unrealized appreciation
    (depreciation).................................  10,576,505     318,085     (3,926,621)     (3,339)     1,890,648
   Capital gain distributions......................          --          --      2,780,084     470,942             --
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments.......................................  10,872,875     616,983      1,408,520     497,813      5,053,241
                                                    -----------     -------     ----------     -------      ---------
Increase (decrease) in net assets from operations.. $ 9,556,212     528,954      1,717,475     403,917      4,407,431
                                                    ===========     =======     ==========     =======      =========

-                                                   --------------
                                                     Oppenheimer
                                                       Capital
                                                     Appreciation
                                                      Fund/VA --
                                                    Service Shares
-                                                   --------------

-                                                   --------------
Income -- Ordinary dividends.......................      97,268
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      49,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      12,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      29,929
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      35,294
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      70,690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       7,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,463
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         234
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                       --------
Net investment income (expense)....................    (111,438)
                                                       --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     327,199
   Change in unrealized appreciation
    (depreciation).................................     225,502
   Capital gain distributions......................          --
                                                       --------
Net realized and unrealized gain (loss) on
 investments.......................................     552,701
                                                       --------
Increase (decrease) in net assets from operations..     441,263
                                                       ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Oppenheimer Variable Account Funds (continued)
-                                         --------------------------------------------------------------------
                                                        Oppenheimer                               Oppenheimer
                                                           Global                  Oppenheimer    Main Street
                                          Oppenheimer    Securities   Oppenheimer  Main Street     Small Cap
                                           Core Bond     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                            Fund/VA    Service Shares   Fund/VA   Service Shares Service Shares
-                                         -----------  -------------- ----------- -------------- --------------
                                                              Year Ended December 31, 2005
-                                         --------------------------------------------------------------------
Income -- Ordinary dividends............. $ 4,124,391       905,613    5,352,748      675,733              0
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............      77,137            --      142,308           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................     644,817            --      653,777           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     344,480       366,386      263,922      203,244         91,585
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................      23,326        57,864       23,426       29,803          7,113
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          --       657,944           --      359,204         70,167
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          --       271,851           --      182,628         60,987
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................          --       245,649           --       98,333        143,319
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          --        26,093           --        5,858          6,755
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................          --            --           --           --          4,421
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................          --            --           --           --          3,949
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................          --         3,432           --        1,180          1,076
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................          --            --           --           --          2,453
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................          --            --           --           --          1,921
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................          --            46           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................          --            --           --           --          1,219
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................          --            --           --           --             25
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................          --         1,310           --            9            207
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          --             8           --          289            130
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................          --            --           --           --            365
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................          --            --           --           --             11
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................          --            --           --           --             91
                                          -----------    ----------   ----------    ---------      ---------
Net investment income (expense)..........   3,034,631      (724,970)   4,269,315     (204,815)      (395,794)
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............     (40,778)    8,213,019   (1,283,789)   1,458,829      1,146,878
   Change in unrealized appreciation
    (depreciation).......................  (2,131,497)    4,864,493   (2,421,910)     988,795        612,287
   Capital gain distributions............          --            --           --           --        639,788
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments..........................  (2,172,275)   13,077,512   (3,705,699)   2,447,624      2,398,953
                                          -----------    ----------   ----------    ---------      ---------
Increase (decrease) in net assets from
 operations.............................. $   862,356    12,352,542      563,616    2,242,809      2,003,159
                                          ===========    ==========   ==========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     PIMCO Variable Insurance Trust
                                    ---------------------------------------------------------------------------------
                                                       Foreign Bond
                                                        Portfolio                      Long-Term
                                        All Asset      (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                      Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                         Advisor      Administrative Administrative Administrative    Advisor Class
                                      Class Shares     Class Shares   Class Shares   Class Shares        Shares
                                    ----------------- -------------- -------------- --------------- -----------------
                                       Period from                                                     Period from
                                    April 29, 2005 to                                               April 29, 2005 to
                                      December 31,                                                    December 31,
                                          2005                Year Ended December 31, 2005                2005
                                    ----------------- --------------------------------------------  -----------------
Income -- Ordinary dividends.......     $143,972         382,793        6,309,048      2,744,690         117,627
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....        2,054          59,290          420,089        320,772           4,066
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......        1,157           5,075           34,950         24,401             344
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......       10,444          89,707          482,779        307,979           1,267
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....        4,141          31,381          315,596        255,825           1,868
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......        8,675              --          229,950         79,023          11,019
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......           --              --           13,597            974              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......           --              --            4,947          2,486           7,823
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....           --              --            4,314          2,126           5,634
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....           --              --            3,569          6,149               7
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....           --              --            2,779          1,476           3,302
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......           --              --            3,288            237           3,607
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --              --               34             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....           --              --              665            203           1,053
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           --              --               20             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          460              --              314            158              19
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......            4              --               12             --               1
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....           --              --              377             25           2,265
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           --              --                4             --              28
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....           --              --              114             15             553
                                        --------         -------       ----------     ----------         -------
Net investment income (expense)....      117,037         197,340        4,791,650      1,742,841          74,771
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........         (450)        100,903        1,504,090        364,762          (8,601)
  Change in unrealized
    appreciation (depreciation)....      (65,617)        125,228       (4,049,039)    (1,334,646)        (56,195)
  Capital gain distributions.......       11,715              --               --      1,194,449          10,301
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments.............      (54,352)        226,131       (2,544,949)       224,565         (54,495)
                                        --------         -------       ----------     ----------         -------
Increase (decrease) in net assets
 from operations...................     $ 62,685         423,471        2,246,701      1,967,406          20,276
                                        ========         =======       ==========     ==========         =======

                                    --------------


                                     Total Return
                                     Portfolio --
                                    Administrative
                                     Class Shares
                                    --------------

                                      Year Ended
                                     December 31,
                                         2005
                                    --------------
Income -- Ordinary dividends.......   12,262,227
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..       15,424
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......      206,462
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....    1,037,698
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      181,554
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......    1,299,422
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....      893,299
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......      515,762
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......       37,281
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......       34,942
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....       22,017
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....        7,581
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....       14,320
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......       21,317
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....        2,518
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           64
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          786
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          797
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          863
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           16
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          188
                                      ----------
Net investment income (expense)....    7,969,916
                                      ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........      980,841
  Change in unrealized
    appreciation (depreciation)....   (8,448,434)
  Capital gain distributions.......    2,107,684
                                      ----------
Net realized and unrealized gain
 (loss) on investments.............   (5,359,909)
                                      ----------
Increase (decrease) in net assets
 from operations...................    2,610,007
                                      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Prudential Series Fund, Inc.
                           -----------------------------------------------------------------------------
                                                                          SP Prudential SP William Blair
                             Jennison                        Natural      U.S. Emerging  International
                           20/20 Focus     Jennison         Resources        Growth          Growth
                           Portfolio --  Portfolio --     Portfolio --    Portfolio --    Portfolio --
                             Class II   Class II Shares     Class II        Class II        Class II
                           ------------ --------------- ----------------- ------------- ----------------
                                                           Period from
                                                        April 29, 2005 to
                                    Year Ended            December 31,              Year Ended
                                December 31, 2005             2005              December 31, 2005
                           ---------------------------  ----------------- ------------------------------
Income -- Ordinary
 dividends................   $     --            --               --         10,593            309
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....     14,541         8,656            5,169          1,264            272
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....      6,524           444              736             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....     11,830         2,888            6,595             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      5,213         3,955            5,360             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....     16,805         9,277            4,895             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......      1,604            65               61             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....         --           311               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....         --           666               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....         --           122               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....         --           838               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        439            --              302             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...         --            53               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...         --            50               --             --             --
                             --------       -------          -------         ------          -----
Net investment income
 (expense)................    (56,956)      (27,325)         (23,118)         9,329             37
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     87,436        75,854           86,159          1,857            316
   Change in unrealized
    appreciation
    (depreciation)........    750,423       176,559          440,040         (2,185)         1,477
   Capital gain
    distributions.........         --            --               --          2,536            539
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments...........    837,859       252,413          526,199          2,208          2,332
                             --------       -------          -------         ------          -----
Increase (decrease) in
 net assets from
 operations...............   $780,903       225,088          503,081         11,537          2,369
                             ========       =======          =======         ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Rydex Variable
                               Trust                  Salomon Brothers Variable Series Funds Inc
                           -------------- -----------------------------------------------------------------
                                          Salomon    Salomon      Salomon       Salomon
                                          Brothers  Brothers      Brothers      Brothers        Salomon
                                          Variable  Variable      Variable      Variable       Brothers
                                          All Cap   Investors  Strategic Bond Total Return  Variable Total
                                          Fund --    Fund --      Fund --       Fund --     Return Fund --
                              OTC Fund    Class II   Class I      Class I       Class I        Class II
                           -------------- --------  ---------  -------------- ------------ -----------------
                                                                                              Period from
                             Year Ended                                                    April 29, 2005 to
                            December 31,                                                     December 31,
                                2005                Year Ended December 31, 2005                 2005
                           -------------- -----------------------------------------------  -----------------
Income -- Ordinary
 dividends................   $      --      93,743    527,672     2,585,490      313,172         35,562
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................          --          --     48,948        32,574        4,066             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....          --          --    246,055       277,444       86,350             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....      78,849      50,360    384,928       312,522      138,106             25
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....       3,991       4,873     29,939        34,931       11,813            217
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....      63,022      50,904         --            --           --              1
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      24,919      49,907         --            --           --            297
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....      22,630      63,288         --            --           --             84
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......       1,470       1,978         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....          --       1,867         --            --           --            771
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....          --       2,312         --            --           --          1,107
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...       1,619         318         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....          --         470         --            --           --            893
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....          --       1,513         --            --           --            241
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...          --          52         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....           5         195         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....          --          10         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...          --         193         --            --           --          2,227
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...          --          49         --            --           --             84
                             ---------    --------  ---------    ----------     --------        -------
Net investment income
 (expense)................    (196,505)   (134,546)  (182,198)    1,928,019       72,837         29,615
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     835,674     267,812  1,822,264        51,898      377,234            565
   Change in unrealized
    appreciation
    (depreciation)........    (742,367)    186,834    537,936    (2,172,053)    (307,022)       (28,004)
   Capital gain
    distributions.........          --      11,005         --       624,055       79,353          6,544
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments...........      93,307     465,651  2,360,200    (1,496,100)     149,565        (20,895)
                             ---------    --------  ---------    ----------     --------        -------
Increase (decrease) in
 net assets from
 operations...............   $(103,198)    331,105  2,178,002       431,919      222,402          8,720
                             =========    ========  =========    ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Scudder Variable Series II          Van Kampen Life Investment Trust
                           -------------------------------------------  ------------------------------
                              Scudder       SVS Dreman     SVS Dreman
                             Technology    High Return     Small Cap                        Emerging
                               Growth         Equity         Value         Comstock          Growth
                            Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                           Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                           -------------- -------------- -------------- ---------------  ---------------
                                   Year Ended December 31, 2005          Year Ended December 31, 2005
                           -------------------------------------------  ------------------------------
Income -- Ordinary
 dividends................      $  1            80             --            720,791           1,201
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....        --            --             --            164,696          23,718
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....        --            --             --             41,127             962
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....        10            --             --            360,773          64,433
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....        --            --             --            252,034          27,198
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....         5            85             38            321,818          34,861
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......        --            --             --             14,254             981
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....        --            --             --             12,867              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....        --            --             --              8,904              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...        --            --             --              1,053             915
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....        --            --             --              7,833              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....        --            --             --              4,262              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...        --            --             --                273              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..        --            --             --                 94              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        --            --             --                780              26
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....        --            --             --                 18             293
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...        --            --             --                922              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...        --            --             --                175              --
                                ----           ---            ---         ----------        --------
Net investment income
 (expense)................       (14)           (5)           (38)          (471,092)       (152,186)
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (1)           25              3          2,660,391         248,219
   Change in unrealized
    appreciation
    (depreciation)........        11           325            397         (2,637,338)        510,052
   Capital gain
    distributions.........        --            --             --          2,495,867              --
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments...........        10           350            400          2,518,920         758,271
                                ----           ---            ---         ----------        --------
Increase (decrease) in
 net assets from
 operations...............      $ (4)          345            362          2,047,828         606,085
                                ====           ===            ===         ==========        ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                      AIM Variable Insurance Funds
                                   -------------------------------------------------------------------
                                    AIM V.I. Aggressive       AIM V.I. Basic         AIM V.I. Blue
                                       Growth Fund --          Value Fund --          Chip Fund --
                                      Series I shares        Series II shares       Series I shares
                                   ---------------------  ----------------------  --------------------
                                         Year ended             Year ended             Year ended
                                        December 31,           December 31,           December 31,
                                   ---------------------  ----------------------  --------------------
                                      2005        2004       2005        2004        2005      2004
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $      (37)      (103)   (270,889)   (251,413)        14         --
   Net realized gain
     (loss) on
     investments..................        417      2,178     538,166     259,606         11         --
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................         33        293     562,301   1,661,209         11         --
   Capital gain
     distributions................         --         --     183,038          --         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations...............        413      2,368   1,012,616   1,669,402         36         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums...................      2,411        150   4,694,252   9,832,637      3,723         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits...............         --         --     (30,246)    (49,625)        --         --
     Surrenders...................         --     (2,915) (1,394,131)   (712,366)        --         --
     Cost of insurance
       and
       administrative
       expense (note 4a)..........         --         --     (56,046)    (27,022)        --         --
     Capital
       contribution
       (withdrawal)...............         --         --          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account....................       (170)         6     305,498     890,236         94         --
     Transfers (to) from
       other subaccounts..........        144      2,394    (103,313)  3,649,695         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................      2,385       (365)  3,416,014  13,583,555      3,817         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets......................      2,798      2,003   4,428,630  15,252,957      3,853         --
Net assets at beginning
  of year.........................      3,127      1,124  22,896,609   7,643,652         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of
  period.......................... $    5,925      3,127  27,325,239  22,896,609      3,853         --
                                   ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased................      2,364      3,562     706,434   1,714,880        618
   Units redeemed.................     (2,130)    (3,306)   (440,343)   (648,158)      (306)
                                   ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004.....................        233        256     266,091   1,066,722        312
                                   ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------
                                                 AIM V.I. Capital       AIM V.I. Capital        AIM V.I. Core
                                               Appreciation Fund --    Development Fund --     Equity Fund --
                                                 Series I shares         Series I shares       Series I shares
                                             -----------------------  --------------------  --------------------
                                                    Year ended             Year ended            Year ended
                                                   December 31,           December 31,          December 31,
                                             -----------------------  --------------------  --------------------
                                                 2005        2004        2005       2004       2005       2004
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (333,254)   (345,082)       (85)      (139)         4         23
   Net realized gain (loss) on
     investments............................     504,651     272,017      1,291      3,510        344          1
   Change in unrealized appreciation
     (depreciation) on investments..........   1,339,965   1,163,768        240        586       (158)       269
   Capital gain distributions...............          --          --         --         --         --         --
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from operations.............   1,511,362   1,090,703      1,446      3,957        190        293
                                             -----------  ----------  ---------  ---------  ---------  ---------
From capital transactions:
   Net premiums.............................     647,607   2,231,430        713         --        851         40
   Transfers (to) from the general
     account of Genworth Life & Annuity:
     Death benefits.........................     (74,197)    (58,757)        --         --         --         --
     Surrenders.............................  (1,636,968) (1,567,721)        --     (1,778)        --         --
     Cost of insurance and
       administrative expense (note 4a).....     (36,608)    (33,316)        --         --         --         --
     Capital contribution (withdrawal)......          --          --         --         --         --         --
     Transfers (to) from the Guarantee
       Account..............................      10,818     854,849       (519)         4         (1)         4
     Transfers (to) from other
       subaccounts..........................  (1,322,618) (1,080,962)     1,703      1,662     (3,610)     3,145
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,411,966)    345,523      1,897       (112)    (2,760)     3,189
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets...........    (900,604)  1,436,226      3,343      3,845     (2,570)     3,482
Net assets at beginning of year.............  23,539,371  22,103,145      8,984      5,139      4,880      1,398
                                             -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of period................. $22,638,767  23,539,371     12,327      8,984      2,310      4,880
                                             ===========  ==========  =========  =========  =========  =========
Changes in units (note 5):
   Units purchased..........................     274,346     779,652      1,491      2,222        127        432
   Units redeemed...........................    (634,170)   (825,819)    (1,289)    (1,956)      (469)        (1)
                                             -----------  ----------  ---------  ---------  ---------  ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2005 and 2004.............    (359,824)    (46,167)       202        266       (342)       431
                                             ===========  ==========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------------------
                              AIM V.I. Government                              AIM V.I. International
                              Securities Fund --      AIM V.I. Growth Fund -- Growth Fund -- Series II
                               Series I shares            Series I shares              shares
                              ----------------------  ----------------------  ------------------------
                                                                                           Period from
                                                                                           November 15,
                              Year ended December 31, Year ended December 31,  Year ended    2004 to
                              ----------------------  ----------------------  December 31, December 31,
                                2005        2004         2005        2004         2005         2004
                               -------     --------   ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    82         (332)     (153,698)   (165,531)     (19,954)     1,035
   Net realized gain
     (loss) on
     investments.............      (1)      (3,108)      147,484      19,980      189,271        555
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (65)       7,321       528,315     799,135    1,131,489     12,878
   Capital gain
     distributions...........      --           --            --          --           --         --
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations..........      16        3,881       522,101     653,584    1,300,806     14,468
                               -------     --------   ----------  ----------   ----------    -------
From capital
  transactions:
   Net premiums..............     240           40        20,553     125,034    3,796,929    227,257
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --           --      (109,689)   (200,972)     (22,690)        --
     Surrenders..............      --     (425,695)     (726,238) (1,009,257)    (665,383)    (2,979)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --           --       (15,022)    (15,968)     (10,761)       (52)
     Capital
       contribution
       (withdrawal)..........      --           --            --          --           --         --
     Transfers (to) from
       the Guarantee
       Account...............      (0)          23        51,785     307,012      616,622     11,616
     Transfers (to) from
       other subaccounts.....   8,482      (10,094)      483,906    (102,755)   7,622,304    264,330
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   8,722     (435,726)     (294,705)   (896,906)  11,337,021    500,172
                               -------     --------   ----------  ----------   ----------    -------
Increase (decrease) in
  net assets.................   8,738     (431,845)      227,396    (243,322)  12,637,827    514,640
Net assets at beginning
  of year....................   2,957      434,802    10,692,611  10,935,933      514,640         --
                               -------     --------   ----------  ----------   ----------    -------
Net assets at end of
  period..................... $11,695        2,957    10,920,007  10,692,611   13,152,467    514,640
                               =======     ========   ==========  ==========   ==========    =======
Changes in units (note
  5):
   Units purchased...........     706        7,701       303,526     383,850    1,555,291     58,143
   Units redeemed............      (2)     (43,543)     (410,485)   (581,601)    (531,797)    (9,712)
                               -------     --------   ----------  ----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     704      (35,842)     (106,960)   (197,751)   1,023,494     48,431
                               =======     ========   ==========  ==========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                  AIM V.I. Premier       AIM V.I. Real       AIM V.I.
                                   Equity Fund --       Estate Fund --   Technology Fund --
                                  Series I shares      Series II shares  Series I shares
                              -----------------------  ----------------- -----------------
                                     Year ended           Period from       Year ended
                                    December 31,       April 29, 2005 to   December 31,
                              -----------------------    December 31,    -----------------
                                  2005        2004           2005         2005     2004
                              -----------  ----------  ----------------- -----   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (223,933)   (374,838)         136         (67)      (164)
   Net realized gain
     (loss) on
     investments.............      49,093    (522,564)          --          --      4,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,283,226   2,089,583         (107)        198        647
   Capital gain
     distributions...........          --          --          109          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,108,386   1,192,181          138         131      5,317
                              -----------  ----------        -----       -----   --------
From capital
  transactions:
   Net premiums..............     590,409   1,022,696           --          --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (143,171)   (423,186)          --          --         --
     Surrenders..............  (2,722,205) (2,667,999)          --          --   (110,333)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (47,988)    (51,217)          --          --         --
     Capital
       contribution
       (withdrawal)..........          --          --           --          --         --
     Transfers (to) from
       the Guarantee
       Account...............       8,158    (149,589)       6,626           1         (1)
     Transfers (to) from
       other subaccounts.....  (1,764,187) (2,307,363)         227          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,078,984) (4,576,658)       6,853           1   (110,334)
                              -----------  ----------        -----       -----   --------
Increase (decrease) in
  net assets.................  (2,970,598) (3,384,477)       6,991         132   (105,017)
Net assets at beginning
  of year....................  32,405,711  35,790,188           --       9,331    114,348
                              -----------  ----------        -----       -----   --------
Net assets at end of
  period..................... $29,435,113  32,405,711        6,991       9,463      9,331
                              ===========  ==========        =====       =====   ========
Changes in units (note
  5):
   Units purchased...........     273,126     535,850          608          --         --
   Units redeemed............    (882,808) (1,276,655)          --          --    (36,717)
                              -----------  ----------        -----       -----   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (609,682)   (740,805)         608          --    (36,717)
                              ===========  ==========        =====       =====   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable
                              Insurance Funds
                               (continued)                     The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended
                               December 31,       Year ended December 31,     Year ended December 31,
                              -----------------  --------------------------  --------------------------
                               2005      2004        2005          2004          2005          2004
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   39       46     (1,362,096)   (1,987,066)   (1,071,871)   (1,146,810)
   Net realized gain
     (loss) on
     investments.............      6        2     (6,701,040)  (12,934,583)    4,431,894      (724,311)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    286      367     18,488,198    19,195,753     6,942,929    12,329,829
   Capital gain
     distributions...........     --       --             --            --            --            --
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    331      415     10,425,062     4,274,104    10,302,952    10,458,708
                               ------    -----   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --       --        262,915       269,040       174,060       131,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --       --       (744,310)   (1,694,282)     (485,874)     (724,553)
     Surrenders..............     --       --    (18,944,734)  (16,986,628)  (10,806,878)  (10,792,925)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --       (139,215)     (176,239)      (85,830)      (99,475)
     Capital
       contribution
       (withdrawal)..........     --       --             --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      (2)      (669,945)     (692,064)     (304,119)      833,929
     Transfers (to) from
       other subaccounts.....  4,350       --    (11,177,445)  (10,366,565)   (3,705,560)   (1,045,438)
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,349       (2)   (31,412,734)  (29,646,738)  (15,214,201)  (11,697,331)
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  4,680      413    (20,987,672)  (25,372,634)   (4,911,249)   (1,238,623)
Net assets at beginning
  of year....................  2,165    1,752    127,649,017   153,021,651    80,359,220    81,597,843
                               ------    -----   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $6,845    2,165    106,661,345   127,649,017    75,447,971    80,359,220
                               ======    =====   ===========   ===========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........    504       --      1,149,784     1,615,370     2,325,357     4,374,328
   Units redeemed............     --       --     (3,647,286)   (4,081,099)   (3,891,731)   (5,807,964)
                               ------    -----   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    504       --     (2,497,503)   (2,465,729)   (1,566,375)   (1,433,636)
                               ======    =====   ===========   ===========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                                 ---------------------------------------------------------------------------
                                 AllianceBernstein Global AllianceBernstein Growth      AllianceBernstein
                                       Technology                and Income            International Value
                                  Portfolio -- Class B      Portfolio -- Class B      Portfolio -- Class B
                                 -----------------------  ------------------------  ------------------------
                                                                                                 Period from
                                                                                                 November 15,
                                 Year ended December 31,   Year ended December 31,   Year ended    2004 to
                                 -----------------------  ------------------------  December 31, December 31,
                                    2005         2004         2005         2004         2005         2004
                                 ----------   ---------   -----------  -----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (55,977)    (53,528)     (497,489)  (1,436,767)     (70,033)      (778)
   Net realized gain
     (loss) on
     investments................     66,816      50,732     6,448,306    4,781,889      199,500        378
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     45,931     175,844      (741,504)  12,527,216    1,911,172     24,134
   Capital gain
     distributions..............         --          --            --           --       98,510         --
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations.............     56,770     173,048     5,209,313   15,872,338    2,139,149     23,734
                                 ----------   ---------   -----------  -----------   ----------    -------
From capital
  transactions:
   Net premiums.................    657,946   1,383,858     8,814,922   15,496,280    5,886,434    238,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............         --      (8,005)   (1,118,494)  (1,876,764)     (27,862)        --
     Surrenders.................   (276,835)   (208,183)  (15,385,823) (12,949,292)    (414,055)      (184)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (9,929)     (6,119)     (304,535)    (265,649)     (21,024)        (6)
     Capital
       contribution
       (withdrawal).............         --          --            --           --           --         --
     Transfers (to) from
       the Guarantee
       Account..................     17,166     190,808       780,453    3,314,456    1,249,640     14,622
     Transfers (to) from
       other subaccounts........   (531,440)    (94,060)   (6,044,973)   3,280,970   12,484,657    360,567
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   (143,092)  1,258,299   (13,258,450)   7,000,001   19,157,790    613,130
                                 ----------   ---------   -----------  -----------   ----------    -------
Increase (decrease) in
  net assets....................    (86,322)  1,431,347    (8,049,137)  22,872,339   21,296,939    636,864
Net assets at beginning
  of year.......................  4,153,153   2,721,806   188,514,627  165,642,288      636,864         --
                                 ----------   ---------   -----------  -----------   ----------    -------
Net assets at end of
  period........................ $4,066,831   4,153,153   180,465,490  188,514,627   21,933,803    636,864
                                 ==========   =========   ===========  ===========   ==========    =======
Changes in units (note
  5):
   Units purchased..............    122,908     351,579     2,746,446    5,228,036    2,417,169     63,756
   Units redeemed...............   (134,747)   (253,236)   (3,917,980)  (4,704,524)    (655,981)    (3,320)
                                 ----------   ---------   -----------  -----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (11,839)     98,343    (1,171,533)     523,512    1,761,188     60,436
                                 ==========   =========   ===========  ===========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ----------------------------------------------------------------
                              AllianceBernstein Large Cap       AllianceBernstein Small Cap
                              Growth Portfolio -- Class B       Growth Portfolio -- Class B
                              --------------------------------  ------------------------------
                              Year ended December 31,           Year ended December 31,
                              --------------------------------  ------------------------------
                                  2005             2004            2005            2004
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (494,351)        (469,861)       (124,808)       (133,097)
   Net realized gain
     (loss) on
     investments.............     497,461         (353,613)        826,873         467,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,910,014        2,832,762        (711,171)        833,062
   Capital gain
     distributions...........          --               --              --              --
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,913,124        2,009,288          (9,106)      1,167,043
                                -----------       ----------      ----------      ----------
From capital
  transactions:
   Net premiums..............   1,932,759        2,709,932          41,213         327,474
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........    (169,768)        (264,194)        (50,947)        (41,853)
     Surrenders..............  (2,152,300)      (1,760,661)       (696,728)       (880,021)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (55,967)         (45,978)        (10,459)        (10,992)
     Capital
       contribution
       (withdrawal)..........          --               --              --              --
     Transfers (to) from
       the Guarantee
       Account...............     (47,453)         (19,928)         85,128         (73,989)
     Transfers (to) from
       other subaccounts.....    (764,669)         107,680      (2,547,923)      1,566,248
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,257,398)         726,851      (3,179,716)        886,867
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets.................   2,655,726        2,736,139      (3,188,822)      2,053,910
Net assets at beginning
  of year....................  32,417,744       29,681,605      10,540,524       8,486,614
                                -----------       ----------      ----------      ----------
Net assets at end of
  period..................... $35,073,470       32,417,744       7,351,702      10,540,524
                                ===========       ==========      ==========      ==========
Changes in units (note
  5):
   Units purchased...........   1,012,698        1,129,061         404,158         542,870
   Units redeemed............  (1,309,814)      (1,153,125)       (799,870)       (428,544)
                                -----------       ----------      ----------      ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (297,116)         (24,064)       (395,711)        114,326
                                ===========       ==========      ==========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century Variable Portfolios, Inc.
                              ----------------------------------------------
                                VP Income & Growth      VP International
                                 Fund -- Class I        Fund -- Class I
                              ---------------------   -----------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   -----------------------
                                 2005         2004       2005        2004
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (118)         (1)        (1)          --
   Net realized gain
     (loss) on
     investments.............         32         215         --           --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,290         131         22           --
   Capital gain
     distributions...........         --          --         --           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,204         345         21           --
                              ----------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     34,305         255         --           --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --           --
     Surrenders..............       (141)         --         --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (10)        (11)        --           --
     Capital
       contribution
       (withdrawal)..........         --          --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      1,437          --        907           --
     Transfers (to) from
       other subaccounts.....         --        (349)        31           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     35,591        (105)       938           --
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     36,795         240        959           --
Net assets at beginning
  of year....................      3,340       3,100         --           --
                              ----------   ---------   ---------   ---------
Net assets at end of
  period..................... $   40,135       3,340        959           --
                              ==========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,598          61         60           --
   Units redeemed............        (14)        (69)        --           --
                              ----------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,583          (8)        60           --
                              ==========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              American Century Variable
                               American Century Variable Portfolios, Inc.        Portfolios II, Inc.
                              ---------------------------------------------   -------------------------
                                   VP Ultra(R)              VP Value           VP Inflation Protection
                                 Fund -- Class I         Fund -- Class I          Fund -- Class II
                              ---------------------   ----------------------  -------------------------
                                                                                     Period from
                              Year ended December 31, Year ended December 31,     April 29, 2005 to
                              ---------------------   ----------------------        December 31,
                                 2005         2004       2005        2004               2005
                              ----------   ---------  ---------   ---------   -------------------------
Increase (decrease) in
  net assets
From operations:.............
   Net investment income
     (expense)............... $     (223)        (48)       828        (159)             29,888
   Net realized gain
     (loss) on
     investments.............        190         763          5           1              (8,539)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,269         (80)      (855)      1,411             (19,961)
   Capital gain
     distributions...........         --          --        745          --                  --
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........      2,236         635        723       1,253               1,388
                              ----------   ---------  ---------   ---------           ---------
From capital
  transactions:
   Net premiums..............     40,344       1,439         --      15,487             936,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --          --                  --
     Surrenders..............         --          --         --          --             (56,115)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (20)        (20)        --          --                (496)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --                  --
     Transfers (to) from
       the Guarantee
       Account...............       (115)       (135)    13,251         172              76,506
     Transfers (to) from
       other subaccounts.....     (1,804)         --      2,947          --             735,177
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     38,405       1,284     16,198      15,659           1,691,714
                              ----------   ---------  ---------   ---------           ---------
Increase (decrease) in
  net assets.................     40,641       1,919     16,921      16,912           1,693,102
Net assets at beginning
  of year....................      3,330       1,411     16,912          --                  --
                              ----------   ---------  ---------   ---------           ---------
Net assets at end of
  period..................... $   43,971       3,330     33,833      16,912           1,693,102
                              ==========   =========  =========   =========           =========
Changes in units (note
  5):
   Units purchased...........      3,988       5,071      1,127       1,208             236,707
   Units redeemed............       (303)     (4,932)        --          --             (66,621)
                              ----------   ---------  ---------   ---------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      3,685         139      1,127       1,208             170,086
                              ==========   =========  =========   =========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           Dreyfus
                              ---------------------------------------------------------------------
                                Dreyfus Investment      Dreyfus Variable      The Dreyfus Socially
                               Portfolios -- MidCap        Investment          Responsible Growth
                                Stock Portfolio --        Fund -- Money           Fund, Inc. --
                                  Initial Shares        Market Portfolio         Initial Shares
                              ---------------------   ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $      (96)        (13)       957          (5)    (84,596)    (65,582)
   Net realized gain
     (loss) on
     investments.............        121           1         --          --     (67,354)   (105,537)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,481         114         --          --     257,570     424,759
   Capital gain
     distributions...........          6          32         --          --          --          --
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,512         134        957          (5)    105,620     253,640
                              ----------   ---------  ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     33,964       1,206    109,776          22       6,433      44,295
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --         --          --          --     (80,013)
     Surrenders..............         --          --     (5,621)         --    (192,416)   (229,038)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (15)        (14)       (91)         --     (15,624)    (15,727)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............        118          73      1,292          (1)    (17,112)     14,056
     Transfers (to) from
       other subaccounts.....     (6,123)         --     (9,466)     24,253    (166,944)    (87,046)
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     27,944       1,265     95,890      24,274    (385,663)   (353,473)
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     29,456       1,399     96,847      24,269    (280,043)    (99,833)
Net assets at beginning
  of year....................      1,399          --     24,269          --   5,815,101   5,914,934
                              ----------   ---------  ---------   ---------   ---------   ---------
Net assets at end of
  period..................... $   30,855       1,399    121,116      24,269   5,535,058   5,815,101
                              ==========   =========  =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,118          99     10,280       2,477      20,143      35,783
   Units redeemed............         --          (1)      (635)         --     (83,360)    (97,591)
                              ----------   ---------  ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,118          98      9,645       2,477     (63,217)    (61,808)
                              ==========   =========  =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Eaton Vance Variable Trust
                              --------------------------------------------------------------------
                              VT Floating -- Rate Income   VT Income Fund     VT Worldwide Health
                                        Fund                 of Boston           Sciences Fund
                              -------------------------  ------------------ ----------------------
                                                            Period from
                              Year ended December 31,    January 1, 2004 to Year ended December 31,
                              -------------------------     December 15,    ----------------------
                                  2005         2004             2004           2005        2004
                              -----------   ----------   ------------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,116,060      300,485            114         (165,292)   (138,994)
   Net realized gain
     (loss) on
     investments.............      14,914       29,059          2,656          149,110      77,914
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (108,648)       9,073         (2,765)         713,062     391,786
   Capital gain
     distributions...........          --           --             --               --          --
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,022,326      338,617              5          696,880     330,706
                              -----------   ----------        -------       ----------  ----------
From capital
  transactions:
   Net premiums..............  11,238,737   16,948,588         46,615        1,368,961   3,237,082
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (48,791)     (10,478)            --          (21,074)    (96,777)
     Surrenders..............  (2,673,215)  (1,076,321)            --       (1,050,085)   (696,109)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (71,989)     (25,054)           (91)         (27,300)    (18,151)
     Capital
       contribution
       (withdrawal)..........          --           --             --               --          --
     Transfers (to) from
       the Guarantee
       Account...............     917,396      754,742        (46,064)         499,631   1,171,072
     Transfers (to) from
       other subaccounts.....   3,511,991    4,606,290        (24,197)         210,975    (197,959)
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,874,129   21,197,767        (23,737)         981,108   3,399,158
                              -----------   ----------        -------       ----------  ----------
Increase (decrease) in
  net assets.................  13,896,455   21,536,384        (23,732)       1,677,988   3,729,864
Net assets at beginning
  of year....................  31,118,452    9,582,068         23,732       10,281,099   6,551,235
                              -----------   ----------        -------       ----------  ----------
Net assets at end of
  period..................... $45,014,907   31,118,452             --       11,959,087  10,281,099
                              ===========   ==========        =======       ==========  ==========
Changes in units (note
  5):
   Units purchased...........   3,637,086    4,011,467         20,159          349,636     646,837
   Units redeemed............  (2,377,957)  (1,919,695)       (22,293)        (263,210)   (369,392)
                              -----------   ----------        -------       ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,259,129    2,091,772         (2,134)          86,427     277,445
                              ===========   ==========        =======       ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Evergreen Variable Annuity Trust FAM Variable Series Fund, Inc.
                              -------------------------------  -----------------------------
                                    Evergreen VA Omega            Mercury Basic Value V.I.
                                     Fund -- Class 2              Fund -- Class III Shares
                              -------------------------------  -----------------------------
                                               Period from                     Period from
                               Year ended   April 30, 2004 to   Year ended  April 30, 2004 to
                              December 31,    December 31,     December 31,   December 31,
                                  2005            2004             2005           2004
                              ------------  -----------------  ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (5,131)           (656)         398,057          14,978
   Net realized gain
     (loss) on
     investments.............      2,458              95           22,777           7,850
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     23,260          11,558         (309,362)        145,944
   Capital gain
     distributions...........         --              --            4,124           3,945
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........     20,587          10,997          115,596         172,717
                                --------         -------        ---------       ---------
From capital
  transactions:
   Net premiums..............    300,844          86,208        2,463,321       1,554,556
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --              --          (41,486)             --
     Surrenders..............        (32)             --          (28,648)         (8,531)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (445)            (78)         (10,210)           (509)
     Capital
       contribution
       (withdrawal)..........         --              --               --              --
     Transfers (to) from
       the Guarantee
       Account...............        771            (128)         191,026           5,595
     Transfers (to) from
       other subaccounts.....     14,827          51,645          405,153         912,342
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    315,965         137,647        2,979,156       2,463,453
                                --------         -------        ---------       ---------
Increase (decrease) in
  net assets.................    336,552         148,644        3,094,752       2,636,170
Net assets at beginning
  of year....................    148,644              --        2,636,170              --
                                --------         -------        ---------       ---------
Net assets at end of
  period.....................   $485,196         148,644        5,730,922       2,636,170
                                ========         =======        =========       =========
Changes in units (note
  5):
   Units purchased...........     64,176          14,231          358,035         334,427
   Units redeemed............    (33,379)           (227)         (76,519)        (91,856)
                                --------         -------        ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     30,797          14,004          281,516         242,571
                                ========         =======        =========       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      FAM Variable Series Fund, Inc. (continued)
                              ------------------------------------------------------------------------------------------
                                Mercury Global Allocation      Mercury Large Cap Growth     Mercury Value Opportunities
                              V.I. Fund -- Class III Shares V.I. Fund -- Class III Shares  V.I. Fund -- Class III Shares
                              ----------------------------- -----------------------------  -----------------------------
                                       Period from                          Period from                    Period from
                                    April 29, 2005 to        Year ended  April 30, 2004 to  Year ended  April 30, 2004 to
                                      December 31,          December 31,   December 31,    December 31,   December 31,
                                          2005                  2005           2004            2005           2004
                              ----------------------------- ------------ ----------------- ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............          $   15,248              (12,519)        (2,197)       1,620,169         89,749
   Net realized gain
     (loss) on
     investments.............              10,691               19,685         18,187         (100,569)         6,673
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............              23,281               80,757         34,315       (1,236,615)      (242,448)
   Capital gain
     distributions...........                  --                   --             --           75,066        254,217
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........              49,220               87,923         50,305          358,051        108,191
                                       ----------            ---------        -------       ----------      ---------
From capital
  transactions:
   Net premiums..............             883,033              519,162        244,820        1,492,253        704,302
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........                  --                   --             --           (6,575)            --
     Surrenders..............             (49,538)             (20,191)        (3,347)        (153,990)        (2,412)
     Cost of insurance
       and
       administrative
       expense (note 4a).....                (235)                (623)          (319)          (4,254)          (532)
     Capital
       contribution
       (withdrawal)..........                  --                   --             --               --             --
     Transfers (to) from
       the Guarantee
       Account...............              67,881               71,443         10,141          190,194         21,461
     Transfers (to) from
       other subaccounts.....              72,197              196,658         74,467        1,312,694        519,413
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............             973,338              766,449        325,762        2,830,322      1,242,232
                                       ----------            ---------        -------       ----------      ---------
Increase (decrease) in
  net assets.................           1,022,558              854,372        376,067        3,188,373      1,350,423
Net assets at beginning
  of year....................                  --              376,067             --        1,350,423             --
                                       ----------            ---------        -------       ----------      ---------
Net assets at end of
  period.....................          $1,022,558            1,230,439        376,067        4,538,796      1,350,423
                                       ==========            =========        =======       ==========      =========
Changes in units (note
  5):
   Units purchased...........             150,309               94,925         72,923          369,677        166,058
   Units redeemed............             (57,820)             (25,334)       (38,276)        (115,418)       (45,553)
                                       ----------            ---------        -------       ----------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................              92,489               69,591         34,647          254,259        120,505
                                       ==========            =========        =======       ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005          2004
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     93,085       11,297     867,002     771,884    4,120,774     3,876,444
   Net realized gain
     (loss) on
     investments.............    1,740,378      882,003  (1,039,610) (1,992,815)      62,330     1,315,990
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (56,061)   4,091,002   1,123,993   3,116,621   (3,602,471)      353,421
   Capital gain
     distributions...........           --           --          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    1,777,402    4,984,302     951,385   1,895,690      580,633     5,545,855
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       69,770      131,637      28,094     150,996      138,168       201,129
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (474,359)    (567,275)   (323,560)   (403,703)    (540,406)   (1,200,429)
     Surrenders..............  (10,875,908) (10,610,294) (3,782,777) (3,521,393) (10,448,785)   (9,247,078)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70,356)     (83,065)    (25,530)    (29,416)     (58,810)      (68,011)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     (323,507)    (316,148)   (115,979)   (247,214)      83,720    (2,056,410)
     Transfers (to) from
       other subaccounts.....   (2,345,251)    (490,751) (1,258,338)    155,172   (6,187,760)   (1,777,984)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,019,611) (11,935,896) (5,478,090) (3,895,558) (17,013,873)  (14,148,783)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (12,242,209)  (6,951,594) (4,526,705) (1,999,868) (16,433,240)   (8,602,928)
Net assets at beginning
  of year....................   64,074,635   71,026,229  24,117,109  26,116,977   67,286,526    75,889,454
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........      284,866      662,830     177,943     551,051    1,584,822     3,789,250
   Units redeemed............   (1,190,947)  (1,445,274)   (636,138)   (877,603)  (2,694,324)   (4,831,429)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (906,081)    (782,444)   (458,195)   (326,552)  (1,109,502)   (1,042,179)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,
                              -------------------------  ------------------------
                                  2005         2004         2005         2004
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,820,681    2,183,501     (550,204)    (345,291)
   Net realized gain
     (loss) on
     investments.............     145,595    1,133,610    1,557,737      374,520
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,731,051)     117,795    2,466,498    3,214,996
   Capital gain
     distributions...........          --           --       43,578           --
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     235,225    3,434,906    3,517,609    3,244,225
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   3,325,266    6,264,410    8,324,896   11,720,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (353,470)    (358,979)     (40,612)     (23,701)
     Surrenders..............  (3,264,213)  (3,259,722)  (1,930,162)  (1,054,850)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (79,815)     (69,237)    (101,313)     (52,165)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,430,203      456,203    1,242,983    2,879,100
     Transfers (to) from
       other subaccounts.....  (7,670,475)  (3,512,169)    (897,172)   1,390,491
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,612,504)    (479,494)   6,598,620   14,859,195
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (5,377,279)   2,955,412   10,116,229   18,103,420
Net assets at beginning
  of year....................  46,277,945   43,322,533   31,956,120   13,852,700
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $40,900,666   46,277,945   42,072,349   31,956,120
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   2,039,529    4,191,124    1,441,428    2,100,077
   Units redeemed............  (2,480,548)  (4,218,329)  (1,000,131)    (984,005)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (441,019)     (27,205)     441,296    1,116,072
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                VIP Asset Manager/SM/        VIP Asset Manager/SM/          VIP Contrafund(R)
                              Portfolio -- Initial Class  Portfolio -- Service Class 2  Portfolio -- Initial Class
                              -------------------------  -----------------------------  ------------------------
                                                                         Period from
                               Year ended December 31,    Year ended  April 30, 2004 to  Year ended December 31,
                              -------------------------  December 31,   December 31,    ------------------------
                                  2005          2004         2005           2004            2005          2004
                              ------------  -----------  ------------ ----------------- -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,640,821    3,029,183      (15,531)       (30,095)     (4,182,115)   (3,803,116)
   Net realized gain
     (loss) on
     investments.............   (1,188,077)  (2,161,980)      48,475         11,006      22,358,980    10,698,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,185,790    6,367,899      431,132        263,953      34,998,283    38,876,525
   Capital gain
     distributions...........           --           --           --             --              --            --
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,638,534    7,235,102      464,076        244,864      53,175,148    45,771,673
                              ------------  -----------   ----------      ---------     -----------   -----------
From capital
  transactions:
   Net premiums..............      555,729      697,168   10,641,733      5,133,748         509,087       608,392
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,145,409)  (1,821,524)          --             --      (2,435,860)   (2,646,978)
     Surrenders..............  (29,939,793) (29,837,433)    (381,612)       (18,497)    (60,296,284)  (48,594,360)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (162,094)    (219,829)      (9,909)          (673)       (408,311)     (404,660)
     Capital
       contribution
       (withdrawal)..........           --           --           --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............     (425,994)     110,414      390,289        104,106        (207,877)     (496,033)
     Transfers (to) from
       other subaccounts.....   (3,973,838)  (1,078,351)     613,158        904,360      31,639,685    33,137,154
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (36,091,399) (32,149,555)  11,253,659      6,123,044     (31,199,560)  (18,396,485)
                              ------------  -----------   ----------      ---------     -----------   -----------
Increase (decrease) in
  net assets.................  (32,452,865) (24,914,453)  11,717,735      6,367,908      21,975,588    27,375,188
Net assets at beginning
  of year....................  177,877,522  202,791,975    6,367,908             --     373,172,964   345,797,776
                              ------------  -----------   ----------      ---------     -----------   -----------
Net assets at end of
  period..................... $145,424,657  177,877,522   18,085,643      6,367,908     395,148,552   373,172,964
                              ============  ===========   ==========      =========     ===========   ===========
Changes in units (note
  5):
   Units purchased...........      325,641      948,203    1,435,592        765,627       4,329,736     4,758,363
   Units redeemed............   (1,703,032)  (2,161,878)    (332,291)      (149,642)     (4,997,098)   (5,034,009)
                              ------------  -----------   ----------      ---------     -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,377,391)  (1,213,675)   1,103,301        615,985        (667,363)     (275,646)
                              ============  ===========   ==========      =========     ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                          VIP Dynamic Capital
                                  VIP Contrafund(R)          Appreciation            VIP Equity-Income
                                 Portfolio -- Service    Portfolio -- Service      Portfolio -- Initial
                                       Class 2                  Class 2                    Class
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,169,092)  (1,394,934)   (28,661)    (14,499)    2,982,352      944,771
   Net realized gain
     (loss) on
     investments.............    7,957,261    3,696,239     35,662     (27,650)   11,508,470   10,072,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   16,467,459   11,237,102    318,421      64,853   (12,423,503)  26,836,303
   Capital gain
     distributions...........           --           --         --          --    12,864,072    1,644,721
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   22,255,628   13,538,407    325,422      22,704    14,931,391   39,498,001
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............   19,465,047   22,142,082    486,861     700,675       526,769    1,084,487
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (809,243)    (702,164)        --          --    (5,998,093)  (4,359,042)
     Surrenders..............  (10,331,527)  (6,196,593)   (64,633)    (12,840)  (68,276,641) (72,411,463)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (275,112)    (157,659)    (3,902)     (2,145)     (385,125)    (465,690)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............    3,383,885    3,303,599    174,793     223,076    (1,665,644)  (1,576,117)
     Transfers (to) from
       other subaccounts.....   27,002,705   10,804,623  1,516,937     189,423    (2,254,131)  13,154,826
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   38,435,755   29,193,888  2,110,056   1,098,189   (78,052,865) (64,572,999)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   60,691,383   42,732,295  2,435,478   1,120,893   (63,121,474) (25,074,998)
Net assets at beginning
  of year....................  126,138,642   83,406,347  1,348,092     227,199   424,070,154  449,145,152
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $186,830,025  126,138,642  3,783,570   1,348,092   360,948,680  424,070,154
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........    6,849,673    5,535,020    195,452     194,919     2,088,567    3,359,958
   Units redeemed............   (3,648,508)  (2,893,228)   (39,593)    (97,965)   (4,271,978)  (4,536,834)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,201,165    2,641,792    155,860      96,954    (2,183,411)  (1,176,876)
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                  VIP Equity-Income           VIP Growth & Income       VIP Growth & Income
                              Portfolio -- Service Class 2 Portfolio -- Initial Class Portfolio -- Service Class 2
                              ---------------------------  ------------------------   ---------------------------
                               Year ended December 31,      Year ended December 31,   Year ended December 31,
                              ---------------------------  ------------------------   ---------------------------
                                  2005           2004          2005          2004        2005           2004
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    377,371      (279,674)      143,622      (549,260)    (67,180)      (256,742)
   Net realized gain
     (loss) on
     investments.............    3,223,975     3,210,895       488,264      (980,512)    611,883        441,612
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,554,282)    8,163,170     3,856,306     5,389,008   1,213,222      1,063,556
   Capital gain
     distributions...........    4,212,963       414,136            --            --          --             --
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,260,027    11,508,527     4,488,192     3,859,236   1,757,925      1,248,426
                              ------------   -----------   -----------   -----------   ----------     ----------
From capital
  transactions:
   Net premiums..............    9,303,741    18,191,601        53,696       204,188   1,808,946      4,800,476
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,162,669)     (901,347)     (623,581)   (1,032,251)   (155,306)      (141,073)
     Surrenders..............   (8,738,237)   (7,556,642)  (14,429,389)  (11,612,233) (2,579,616)    (1,991,089)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (238,289)     (182,225)     (116,188)     (140,605)    (62,234)       (50,575)
     Capital
       contribution
       (withdrawal)..........           --            --            --            --          --             --
     Transfers (to) from
       the Guarantee
       Account...............    1,655,280     3,201,191      (983,407)     (233,086)     70,697        473,528
     Transfers (to) from
       other subaccounts.....     (586,942)    4,428,264    (4,909,204)      688,339  (1,326,025)      (229,427)
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      232,884    17,180,842   (21,008,073)  (12,125,648) (2,243,538)     2,861,840
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets.................    5,492,911    28,689,369   (16,519,881)   (8,266,412)   (485,613)     4,110,266
Net assets at beginning
  of year....................  135,376,766   106,687,397    96,756,254   105,022,666  32,926,659     28,816,393
                              ------------   -----------   -----------   -----------   ----------     ----------
Net assets at end of
  period..................... $140,869,677   135,376,766    80,236,373    96,756,254  32,441,046     32,926,659
                              ============   ===========   ===========   ===========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........    2,492,633     4,126,122       804,268     1,824,510     488,891      1,157,131
   Units redeemed............   (2,530,425)   (2,634,494)   (2,431,952)   (2,765,942)   (741,115)      (895,308)
                              ------------   -----------   -----------   -----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      (37,792)    1,491,628    (1,627,684)     (941,432)   (252,224)       261,823
                              ============   ===========   ===========   ===========   ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                              VIP Growth Opportunities        VIP Growth               VIP Growth
                                Portfolio -- Initial     Portfolio -- Initial     Portfolio -- Service
                                       Class                     Class                   Class 2
                              -----------------------  ------------------------  ----------------------
                              Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------  ----------------------
                                  2005        2004         2005         2004        2005        2004
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (126,641)   (285,592)  (1,711,587)  (2,802,869)   (656,622)   (785,022)
   Net realized gain
     (loss) on
     investments.............    (300,072) (1,369,662)  (7,078,730) (12,943,731)    807,023     718,583
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,205,804   3,243,075   15,964,684   19,129,087   1,672,920     638,623
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,779,091   1,587,821    7,174,367    3,382,487   1,823,321     572,184
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      17,632     (63,459)     403,484      576,435   3,451,714   7,762,951
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (534,955)   (135,949)  (1,220,131)  (2,089,614)   (276,247)   (338,441)
     Surrenders..............  (4,548,551) (3,846,049) (33,326,326) (34,225,608) (4,241,790) (3,817,975)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (35,963)    (42,512)    (239,055)    (337,455)    (95,066)    (86,435)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (168,870)   (313,278)  (1,274,158)    (743,311)    182,574     159,632
     Transfers (to) from
       other subaccounts.....    (692,146) (2,646,463) (16,282,139) (11,060,545) (3,725,721) (3,219,581)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,962,853) (7,047,710) (51,938,325) (47,880,098) (4,704,536)    460,151
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (4,183,762) (5,459,889) (44,763,958) (44,497,611) (2,881,215)  1,032,335
Net assets at beginning
  of year....................  30,762,086  36,221,975  232,388,929  276,886,540  55,295,925  54,263,590
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,578,324  30,762,086  187,624,971  232,388,929  52,414,710  55,295,925
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     467,525     483,561      997,345    2,284,982   1,095,045   3,134,447
   Units redeemed............  (1,059,049) (1,234,238)  (3,545,779)  (4,576,850) (1,948,938) (3,337,101)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (591,525)   (750,677)  (2,548,435)  (2,291,868)   (853,893)   (202,654)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------
                                 VIP Mid Cap                    VIP Mid Cap
                              Portfolio -- Initial Class Portfolio -- Service Class 2
                              ----------------------     ----------------------------
                              Year ended December 31,     Year ended December 31,
                              ----------------------     ----------------------------
                                2005           2004          2005           2004
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (247)          (313)     (3,248,110)    (2,316,640)
   Net realized gain
     (loss) on
     investments.............   3,159          9,855      15,265,616     11,164,194
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,814           (237)     18,051,962     23,897,054
   Capital gain
     distributions...........     483             --       3,256,577             --
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   5,209          9,305      33,326,045     32,744,608
                               -------        -------     -----------    -----------
From capital
  transactions:
   Net premiums..............   1,361            490      16,409,098     18,507,462
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --             --        (980,336)      (888,699)
     Surrenders..............  (8,409)       (36,725)    (17,715,214)   (11,385,027)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --             --        (358,975)      (234,564)
     Capital
       contribution
       (withdrawal)..........      --             --              --             --
     Transfers (to) from
       the Guarantee
       Account...............      36            106       2,282,384      4,807,299
     Transfers (to) from
       other subaccounts.....   2,153          2,962      29,065,829     22,851,461
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,859)       (33,167)     28,702,786     33,657,932
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets.................     350        (23,862)     62,028,831     66,402,540
Net assets at beginning
  of year....................  37,414         61,276     191,416,505    125,013,965
                               -------        -------     -----------    -----------
Net assets at end of
  period..................... $37,764         37,414     253,445,336    191,416,505
                               =======        =======     ===========    ===========
Changes in units (note
  5):
   Units purchased...........     284            311       5,993,579      7,984,532
   Units redeemed............    (608)        (2,694)     (4,288,166)    (5,610,370)
                               -------        -------     -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (325)        (2,383)      1,705,413      2,374,162
                               =======        =======     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------
                                    VIP Overseas            VIP Value Strategies
                                Portfolio -- Initial        Portfolio -- Service
                                        Class                      Class 2
                              ------------------------    ------------------------
                                                                       Period from
                                                           Year ended   April 30,
                               Year ended December 31,    December 31,   2004 to
                              ------------------------    ------------ December 31,
                                  2005           2004         2005         2004
                              ------------    ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (141,489)     (212,876)    (32,588)      (5,252)
   Net realized gain
     (loss) on
     investments.............    4,899,767     4,407,381      14,448       17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    8,099,479     4,530,773      52,602      152,399
   Capital gain
     distributions...........           --            --      52,042           --
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,857,757     8,725,278      86,504      164,163
                              ------------    ----------   ---------    ---------
From capital
  transactions:
   Net premiums..............       78,322         4,441   1,028,016      880,336
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (305,298)     (258,519)    (29,233)          --
     Surrenders..............  (10,805,430)   (9,755,240)    (61,471)     (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (78,759)      (88,880)     (4,838)        (398)
     Capital
       contribution
       (withdrawal)..........           --            --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (272,957)      557,879     107,813       58,558
     Transfers (to) from
       other subaccounts.....     (183,606)   16,227,445     164,401      504,216
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (11,567,728)    6,687,126   1,204,688    1,430,475
                              ------------    ----------   ---------    ---------
Increase (decrease) in
  net assets.................    1,290,029    15,412,404   1,291,192    1,594,638
Net assets at beginning
  of year....................   83,792,430    68,380,026   1,594,638           --
                              ------------    ----------   ---------    ---------
Net assets at end of
  period..................... $ 85,082,459    83,792,430   2,885,830    1,594,638
                              ============    ==========   =========    =========
Changes in units (note
  5):
   Units purchased...........      922,479     2,579,751     179,118      195,755
   Units redeemed............   (1,485,945)   (1,969,793)    (66,721)     (54,199)
                              ------------    ----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (563,466)      609,958     112,397      141,556
                              ============    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------
                                  Franklin            Franklin                 Mutual
                                   Income             Large Cap                Shares
                                 Securities       Growth Securities          Securities
                               Fund -- Class 2     Fund -- Class 2         Fund -- Class 2
                                   Shares              Shares                  Shares
                              ----------------- ----------------------  ----------------------
                                 Period from
                              April 29, 2005 to Year ended December 31, Year ended December 31,
                                December 31,    ----------------------  ----------------------
                                    2005           2005        2004        2005        2004
                              ----------------- ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (164,320)        (135)         (8)        (86)         (5)
   Net realized gain
     (loss) on
     investments.............       (144,897)        (693)         --          86          24
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        116,975          600          47       1,021          --
   Capital gain
     distributions...........             --           --          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (192,242)        (228)         39       1,021          19
                                 -----------    ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     54,506,371       42,002       1,200      28,967          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         (4,591)          --          --          --          --
     Surrenders..............       (322,561)        (803)         --        (673)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....         (8,560)          (6)         --          --          --
     Capital
       contribution
       (withdrawal)..........             --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      1,600,357        6,866          (1)     33,928         (19)
     Transfers (to) from
       other subaccounts.....      4,629,142       (4,416)         --       2,025          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     60,400,158       43,643       1,199      64,247         (19)
                                 -----------    ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     60,207,916       43,415       1,238      65,268          --
Net assets at beginning
  of year....................             --        1,238          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
Net assets at end of
  period.....................    $60,207,916       44,653       1,238      65,268          --
                                 ===========    =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      9,201,510       23,608          97       7,162       3,602
   Units redeemed............     (3,276,627)     (19,978)         --      (2,659)     (3,602)
                                 -----------    ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      5,924,883        3,631          97       4,503          --
                                 ===========    =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Franklin Templeton Variable Insurance
                                      Products Trust (continued)
                              -------------------------------------------
                                  Templeton Foreign     Templeton Foreign
                                 Securities Fund --     Securities Fund --
                                   Class I Shares        Class 2 Shares
                              ------------------------  -----------------
                                           Period from
                                           December 15,    Year ended
                               Year ended    2004 to      December 31,
                              December 31, December 31, -----------------
                                  2005         2004       2005     2004
                              ------------ ------------ -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9,954)       (21)       (48)     (71)
   Net realized gain
     (loss) on
     investments.............      83,922         --      6,103    4,266
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,057,362        784       (620)    (938)
   Capital gain
     distributions...........          --         --         --       --
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,131,330        763      5,435    3,257
                              -----------    -------    -------   ------
From capital
  transactions:
   Net premiums..............      93,858         --     27,619    5,162
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (180,375)        --         --       --
     Surrenders..............  (1,059,930)        --    (17,796)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,171)        --         (3)      (3)
     Capital
       contribution
       (withdrawal)..........          --         --         --       --
     Transfers (to) from
       the Guarantee
       Account...............     468,459         --      3,175      (12)
     Transfers (to) from
       other subaccounts.....  14,403,621    159,073       (208)    (292)
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  13,716,462    159,073     12,787    4,855
                              -----------    -------    -------   ------
Increase (decrease) in
  net assets.................  14,847,792    159,836     18,222    8,112
Net assets at beginning
  of year....................     159,836         --     23,602   15,490
                              -----------    -------    -------   ------
Net assets at end of
  period..................... $15,007,628    159,836     41,824   23,602
                              ===========    =======    =======   ======
Changes in units (note
  5):
   Units purchased...........   1,712,295     15,631     13,152    2,034
   Units redeemed............    (379,571)        --    (11,714)  (1,675)
                              -----------    -------    -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,332,723     15,631      1,437      359
                              ===========    =======    =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Franklin Templeton Variable Insurance
                                     Products Trust (continued)
                              ------------------------------------------
                              Templeton Global     Templeton Global
                              Asset Allocation     Income Securities
                              Fund -- Class 2       Fund -- Class I
                                  Shares                Shares
                              ---------------  -------------------------
                                                            Period from
                                Year ended                  December 15,
                               December 31,     Year ended    2004 to
                              ---------------  December 31, December 31,
                                2005    2004       2005         2004
                              -------   ----   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    23     (2)      41,267        --
   Net realized gain
     (loss) on
     investments.............      (2)    73      (48,037)       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      29     --      (53,754)       --
   Capital gain
     distributions...........      --     --           --        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         operations..........      50     71      (60,524)       --
                              -------   ----    ---------        --
From capital
  transactions:
   Net premiums..............   1,679     --       29,341        --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --     --      (11,378)       --
     Surrenders..............      --     --     (833,557)       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --       (3,973)       --
     Capital
       contribution
       (withdrawal)..........      --     --           --        --
     Transfers (to) from
       the Guarantee
       Account...............       1    (71)      48,518        --
     Transfers (to) from
       other subaccounts.....      --     --    9,218,316        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,680    (71)   8,447,267        --
                              -------   ----    ---------        --
Increase (decrease) in
  net assets.................   1,730     --    8,386,743        --
Net assets at beginning
  of year....................      --     --           --        --
                              -------   ----    ---------        --
Net assets at end of
  period..................... $ 1,730     --    8,386,743        --
                              =======   ====    =========        ==
Changes in units (note
  5):
   Units purchased...........   1,712    920    1,068,478        --
   Units redeemed............  (1,594)  (920)    (203,810)       --
                              -------   ----    ---------        --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     118     --      864,668        --
                              =======   ====    =========        ==

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc.
                              -----------------------------------------------------------------------------
                                  Global Income Fund            Income Fund        International Equity Fund
                              -------------------------  ------------------------  ------------------------
                               Period from
                               January 1,
                                 2005 to     Year ended   Year ended December 31,  Year ended December 31,
                               August 25,   December 31, ------------------------  ------------------------
                                  2005          2004         2005         2004        2005         2004
                              ------------  ------------ -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)     689,177    3,900,198    4,323,331      72,881      150,403
   Net realized gain
     (loss) on
     investments.............      830,976      (13,481)  (1,794,602)  (1,267,226)  2,193,830   (1,164,596)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)     554,445   (1,584,089)  (1,765,333)  5,848,893    6,588,127
   Capital gain
     distributions...........           --           --       72,723    1,259,033          --           --
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   1,230,141      594,230    2,549,805   8,115,604    5,573,934
                              ------------   ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396       45,850    4,707,358   11,654,641      97,992       55,753
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (15,860)     (27,773)    (818,907)  (1,176,137)   (179,328)     (51,822)
     Surrenders..............     (909,547)  (1,767,168) (16,662,573) (20,489,404) (4,745,394)  (2,986,069)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)     (11,002)    (171,184)    (186,653)    (32,406)     (24,717)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399      (95,944)    (252,127)  (1,388,492)     42,977      524,224
     Transfers (to) from
       other subaccounts.....   (7,000,827)     (35,764)  (5,891,467) (21,670,986)  5,004,760    5,885,171
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)  (1,891,801) (19,088,900) (33,257,031)    188,601    3,402,540
                              ------------   ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)    (661,660) (18,494,670) (30,707,226)  8,304,205    8,976,474
Net assets at beginning
  of year....................   15,876,587   16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ------------   ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ============   ==========  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450      304,030    1,908,610    3,497,033   2,015,804    2,192,674
   Units redeemed............     (710,623)    (457,254)  (3,326,262)  (5,924,043) (1,940,626)  (1,872,185)
                              ------------   ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (613,173)    (153,224)  (1,417,651)  (2,427,010)     75,179      320,489
                              ============   ==========  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                  2005          2004         2005         2004          2005          2004
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,768,607     (980,690)   3,475,936    (1,715,775)  (1,375,753)   (1,165,245)
   Net realized gain
     (loss) on
     investments.............    8,181,999    9,312,867           --            --    3,984,091     3,912,180
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,146,394      478,207           --            --   (3,255,476)    3,283,022
   Capital gain
     distributions...........    8,244,222   19,408,411           --            --           --            --
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   20,341,222   28,218,795    3,475,936    (1,715,775)    (647,138)    6,029,957
                              ------------  -----------  -----------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............    5,614,014   12,090,035   32,548,128    54,100,738    5,016,664    12,629,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,279,233)  (1,801,581) (22,274,201)  (16,869,949)    (506,913)     (753,013)
     Surrenders..............  (24,537,116) (21,016,656) (87,907,351) (112,193,000) (11,509,679)  (13,361,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (311,253)    (286,333)    (351,786)     (442,044)    (192,096)     (185,315)
     Capital
       contribution
       (withdrawal)..........           --           --           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............       10,427    1,769,516  (10,129,155)  (26,352,949)    (255,418)    1,328,705
     Transfers (to) from
       other subaccounts.....  (11,039,552)  (7,236,321)  55,936,622    (6,013,111) (11,138,407)  (10,873,946)
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (31,542,713) (16,481,340) (32,177,743) (107,770,315) (18,585,849)  (11,216,017)
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................  (11,201,491)  11,737,455  (28,701,807) (109,486,090) (19,232,987)   (5,186,060)
Net assets at beginning
  of year....................  224,675,515  212,938,060  253,478,621   362,964,711  127,243,796   132,429,856
                              ------------  -----------  -----------  ------------  -----------   -----------
Net assets at end of
  period..................... $213,474,024  224,675,515  224,776,814   253,478,621  108,010,809   127,243,796
                              ============  ===========  ===========  ============  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,904,223    4,018,004   52,532,191    62,876,505    1,961,820     4,489,260
   Units redeemed............   (3,684,140)  (4,932,022) (54,687,115)  (72,139,803)  (3,874,226)   (5,871,609)
                              ------------  -----------  -----------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,779,917)    (914,018)  (2,154,924)   (9,263,298)  (1,912,406)   (1,382,349)
                              ============  ===========  ===========  ============  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              -------------------------   ------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,   Year ended December 31,
                              -------------------------   ------------------------  --------------------------
                                  2005           2004         2005         2004         2005          2004
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,487,558     4,941,453       41,635      577,383     (525,768)    4,347,188
   Net realized gain
     (loss) on
     investments.............    6,352,201     5,629,540    9,585,042      161,362    4,032,491     4,983,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,565,373)    9,231,361    3,422,133   43,542,840    2,136,549        66,760
   Capital gain
     distributions...........    8,907,987     9,845,407           --           --    2,651,533     2,108,850
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,182,373    29,647,761   13,048,810   44,281,585    8,294,805    11,506,626
                              ------------   -----------  -----------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    6,819,800     8,395,843   14,729,298   25,883,934    8,889,059    11,637,789
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (752,455)     (846,153)  (4,390,966)  (5,704,950)    (655,816)     (243,452)
     Surrenders..............  (19,166,304)  (14,270,178) (72,359,265) (65,453,911)  (9,885,597)   (7,051,220)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (177,636)     (131,462)    (723,378)    (774,616)    (202,861)     (143,353)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      731,100     2,364,087      622,474    6,752,613    1,480,903     3,692,717
     Transfers (to) from
       other subaccounts.....   (2,823,978)   19,145,794  (26,971,699) (14,746,936)   1,643,669    14,417,994
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,369,473)   14,657,931  (89,093,536) (54,043,866)   1,269,357    22,310,475
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................   (3,187,100)   44,305,692  (76,044,726)  (9,762,281)   9,564,162    33,817,101
Net assets at beginning
  of year....................  137,381,353    93,075,661  543,296,499  553,058,780  109,298,425    75,481,324
                              ------------   -----------  -----------  -----------  -----------   -----------
Net assets at end of
  period..................... $134,194,253   137,381,353  467,251,773  543,296,499  118,862,587   109,298,425
                              ============   ===========  ===========  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    2,083,890     3,816,709    5,399,459   11,638,126    3,170,104     5,125,500
   Units redeemed............   (2,475,591)   (2,738,070) (10,012,752) (13,354,120)  (3,089,318)   (3,447,411)
                              ------------   -----------  -----------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (391,701)    1,078,639   (4,613,293)  (1,715,994)      80,786     1,678,089
                              ============   ===========  ===========  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,307,194      940,945     (412,847)    (219,057)   (132,030)    (93,453)
   Net realized gain
     (loss) on
     investments.............    7,405,497    3,411,934    2,022,714    1,357,242     929,134     631,327
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,291,503)  19,713,038     (898,856)   5,088,086     (90,551)  1,949,212
   Capital gain
     distributions...........   14,418,610    4,810,827           --           --     128,803          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   21,839,798   28,876,744      711,011    6,226,271     835,356   2,487,086
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  378,132,407  199,929,428    3,816,642    7,022,475   2,212,499   5,065,634
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,236,252)    (984,635)    (764,461)    (980,771)   (187,035)   (176,997)
     Surrenders..............  (47,263,640) (26,644,274)  (9,911,106)  (9,776,150) (2,831,246) (1,938,590)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (622,172)    (291,530)    (156,211)    (149,273)    (72,358)    (56,649)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   71,128,451   52,912,997      (24,115)   1,189,045     227,058     617,075
     Transfers (to) from
       other subaccounts.....    5,416,622   26,128,668   (5,972,782)  (5,153,999)   (508,052)    653,130
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  405,555,416  251,050,654  (13,012,033)  (7,848,673) (1,159,134)  4,163,603
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  427,395,214  279,927,398  (12,301,022)  (1,622,402)   (323,778)  6,650,689
Net assets at beginning
  of year....................  499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $926,604,528  499,209,314   89,486,172  101,787,194  34,230,441  34,554,219
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   53,491,982   30,481,718    1,219,733    2,561,195     600,291   1,122,477
   Units redeemed............  (15,196,353)  (6,606,666)  (2,472,354)  (3,380,541)   (740,899)   (724,973)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   38,295,629   23,875,052   (1,252,621)    (819,346)   (140,608)    397,504
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                    Greenwich Street Series
                                       Goldman Sachs Variable Insurance Trust               Fund
                                 -------------------------------------------------  ----------------------
                                      Goldman Sachs             Goldman Sachs         Salomon Brothers
                                    Growth and Income           Mid Cap Value        Variable Aggressive
                                           Fund                     Fund            Growth Fund -- Class II
                                 -----------------------  ------------------------  ----------------------
                                 Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2005        2004         2005         2004        2005        2004
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    52,127     102,647    2,835,320    5,246,445   (109,332)    (66,476)
   Net realized gain
     (loss) on
     investments................   2,030,910   1,013,277   12,077,349   11,043,349    118,522      53,414
   Change in unrealized
     appreciation
     (depreciation) on
     investments................  (1,221,935)  3,241,395   (8,339,724)  10,142,800    599,012     308,717
   Capital gain
     distributions..............          --          --   14,787,489    9,752,987         --          --
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations.............     861,102   4,357,319   21,360,434   36,185,581    608,202     295,655
                                 -----------  ----------  -----------  -----------  ---------   ---------
From capital
  transactions:
   Net premiums.................      71,979      58,950    3,584,042      305,754  2,134,554   2,355,957
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (210,319)    (62,687)  (1,058,809)    (709,801)        --     (41,744)
     Surrenders.................  (6,037,715) (2,722,654) (29,444,134) (18,858,008)  (435,693)   (213,913)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (37,907)    (25,113)    (209,573)    (180,804)   (13,532)     (5,744)
     Capital
       contribution
       (withdrawal).............          --          --           --           --         --          --
     Transfers (to) from
       the Guarantee
       Account..................      99,467     366,245    1,076,021      459,415    139,753     326,687
     Transfers (to) from
       other subaccounts........   4,384,940  10,719,073   19,489,425   16,413,725    114,776     851,624
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,729,555)  8,333,814   (6,563,028)  (2,569,719) 1,939,858   3,272,867
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets....................    (868,453) 12,691,133   14,797,406   33,615,862  2,548,060   3,568,522
Net assets at beginning
  of year.......................  34,995,499  22,304,366  191,656,121  158,040,259  5,898,441   2,329,919
                                 -----------  ----------  -----------  -----------  ---------   ---------
Net assets at end of
  period........................ $34,127,046  34,995,499  206,453,527  191,656,121  8,446,501   5,898,441
                                 ===========  ==========  ===========  ===========  =========   =========
Changes in units (note
  5):
   Units purchased..............   1,366,747   1,835,294    3,482,260    3,994,282    303,284     417,557
   Units redeemed...............  (1,541,025)   (951,568)  (3,535,689)  (4,243,688)  (139,550)   (152,993)
                                 -----------  ----------  -----------  -----------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (174,278)    883,726      (53,428)    (249,406)   163,734     264,564
                                 ===========  ==========  ===========  ===========  =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              -----------------------------------------------------------------
                                                                                    Core Equity
                                       Balanced                  Balanced          Portfolio --
                              Portfolio -- Institutional   Portfolio -- Service    Institutional
                                        Shares                    Shares              Shares
                              -------------------------  ------------------------  ------------
                                                                                    Year ended
                               Year ended December 31,    Year ended December 31,  December 31,
                              -------------------------  ------------------------  ------------
                                  2005          2004         2005         2004      2005   2004
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,262,177    2,490,727      625,062      810,148    (48)   (28)
   Net realized gain
     (loss) on
     investments.............    5,617,600      (33,278)   2,522,786    1,718,059     16      4
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,861,722   20,696,455    4,164,990    5,355,519  1,104    650
   Capital gain
     distributions...........           --           --           --           --     --     --
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         operations..........   17,741,499   23,153,904    7,312,838    7,883,726  1,072    626
                              ------------  -----------  -----------  -----------  -----  -----
From capital
  transactions:
   Net premiums..............      776,779      786,842   12,473,045   13,785,960    611     --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (4,084,195)  (4,709,927)    (616,085)  (1,281,317)    --     --
     Surrenders..............  (56,901,230) (50,307,835) (11,545,285)  (8,570,939)    --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (360,751)    (436,787)    (217,382)    (195,221)    --     --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --     --     --
     Transfers (to) from
       the Guarantee
       Account...............     (940,751)  (3,684,775)     680,337    2,398,174     (1)    (1)
     Transfers (to) from
       other subaccounts.....  (16,349,775) (25,581,869)  (4,861,362)  (6,005,852) 1,641  2,646
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (77,859,923) (83,934,351)  (4,086,732)     130,805  2,251  2,645
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets.................  (60,118,424) (60,780,447)   3,226,106    8,014,531  3,323  3,271
Net assets at beginning
  of year....................  341,094,168  401,874,615  126,021,760  118,007,229  6,224  2,953
                              ------------  -----------  -----------  -----------  -----  -----
Net assets at end of
  period..................... $280,975,744  341,094,168  129,247,866  126,021,760  9,547  6,224
                              ============  ===========  ===========  ===========  =====  =====
Changes in units (note
  5):
   Units purchased...........    1,379,469    2,636,754    2,159,132    2,976,298    234    330
   Units redeemed............   (5,411,352)  (7,296,856)  (2,606,978)  (3,047,635)    (7)   (16)
                              ------------  -----------  -----------  -----------  -----  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (4,031,883)  (4,660,102)    (447,847)     (71,337)   226    314
                              ============  ===========  ===========  ===========  =====  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              ---------------------------------------------------------------------------
                              Flexible Bond Portfolio --    Forty Portfolio --       Forty Portfolio --
                                 Institutional Shares      Institutional Shares        Service Shares
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,752,122    2,469,989   (1,737,759)  (1,780,177)   (382,606)   (339,147)
   Net realized gain
     (loss) on
     investments.............     (968,930)      90,887    3,023,119   (6,349,657)  1,219,554     359,195
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,961,412)  (1,635,540)  12,958,072   29,954,685   1,774,124   3,387,633
   Capital gain
     distributions...........    1,418,830      495,170           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........      240,610    1,420,506   14,243,432   21,824,851   2,611,072   3,407,681
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       72,417      117,385      380,912      266,224   1,404,697   2,324,630
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (889,018)    (430,458)    (766,788)    (949,881)    (99,516)   (146,911)
     Surrenders..............   (9,648,209) (10,291,640) (21,396,495) (16,668,793) (2,222,509) (1,543,127)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (51,618)     (72,013)    (194,721)    (203,516)    (39,597)    (28,661)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (505,469)  (1,750,011)    (523,367)  (1,206,758)    148,184     417,012
     Transfers (to) from
       other subaccounts.....   (2,992,241) (10,711,430)  (8,201,836) (11,485,758)   (120,744) (1,768,903)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,014,138) (23,138,167) (30,702,295) (30,248,482)   (929,485)   (745,960)
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (13,773,528) (21,717,661) (16,458,863)  (8,423,631)  1,681,587   2,661,721
Net assets at beginning
  of year....................   54,713,233   76,430,894  149,722,435  158,146,066  24,597,623  21,935,902
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $ 40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      498,668    1,239,943    1,551,169    1,624,620     690,504     665,652
   Units redeemed............   (1,371,945)  (2,718,785)  (3,502,093)  (3,758,674)   (836,131)   (864,878)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (873,278)  (1,478,842)  (1,950,924)  (2,134,054)   (145,627)   (199,226)
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   Global Life Sciences         Global Technology          International Growth
                                 Portfolio -- Service Shares Portfolio -- Service Shares Portfolio -- Institutional Shares
                                 --------------------------  --------------------------  --------------------------------
                                 Year ended December 31,     Year ended December 31,      Year ended December 31,
                                 --------------------------  --------------------------  --------------------------------
                                     2005          2004         2005          2004           2005             2004
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (246,508)     (248,277)    (195,001)     (297,054)      (246,019)        (511,235)
   Net realized gain
     (loss) on
     investments................   1,134,600       631,411      146,908      (770,771)     9,362,424        3,160,892
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     830,132     1,112,733    1,065,694       (19,532)    18,450,421       11,621,055
   Capital gain
     distributions..............          --            --           --            --             --               --
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         operations.............   1,718,224     1,495,867    1,017,601    (1,087,357)    27,566,826       14,270,712
                                  -----------   ----------    ----------    ----------     -----------      -----------
From capital
  transactions:
   Net premiums.................      67,570       136,569       84,250     1,053,178        176,598          264,144
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (57,126)     (123,892)     (24,490)      (94,173)      (367,909)        (459,653)
     Surrenders.................  (2,221,033)   (1,847,731)  (2,110,038)   (2,679,737)   (14,689,715)     (12,334,826)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,647)      (23,830)     (23,186)      (40,866)      (107,157)        (109,487)
     Capital
       contribution
       (withdrawal).............          --            --           --            --             --               --
     Transfers (to) from
       the Guarantee
       Account..................     (32,128)      139,625      (53,265)      140,492       (562,258)        (711,956)
     Transfers (to) from
       other subaccounts........     859,607       112,692   (1,728,524)   (4,239,576)    11,338,968       (1,286,553)
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,404,757)   (1,606,567)  (3,855,253)   (5,860,682)    (4,211,473)     (14,638,331)
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets....................     313,467      (110,700)  (2,837,652)   (6,948,039)    23,355,353         (367,619)
Net assets at beginning
  of year.......................  15,232,849    15,343,549   15,926,196    22,874,235     96,151,544       96,519,163
                                  -----------   ----------    ----------    ----------     -----------      -----------
Net assets at end of
  period........................ $15,546,316    15,232,849   13,088,544    15,926,196    119,506,897       96,151,544
                                  ===========   ==========    ==========    ==========     ===========      ===========
Changes in units (note
  5):
   Units purchased..............   1,145,875     1,428,385    1,317,287     3,741,124      2,647,056        2,174,109
   Units redeemed...............  (1,277,107)   (1,655,044)  (2,468,978)   (5,679,312)    (2,807,972)      (3,114,255)
                                  -----------   ----------    ----------    ----------     -----------      -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (131,232)     (226,659)  (1,151,692)   (1,938,188)      (160,915)        (940,146)
                                  ===========   ==========    ==========    ==========     ===========      ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   International Growth          Large Cap Growth                 Large Cap Growth
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                 Year ended December 31,      Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2005          2004          2005             2004            2005          2004
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (121,420)     (167,699)   (1,881,583)      (2,753,711)       (208,164)     (279,819)
   Net realized gain
     (loss) on
     investments................   1,742,166     1,719,974    (5,014,704)     (12,034,080)        109,627      (428,340)
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   4,789,701     2,268,702    10,507,382       19,403,215         390,083       940,240
   Capital gain
     distributions..............          --            --            --               --              --            --
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   6,410,447     3,820,977     3,611,095        4,615,424         291,546       232,081
                                  -----------   ----------     -----------      -----------     ----------    ----------
From capital
  transactions:
   Net premiums.................      22,667     4,417,991       609,901          204,723         106,486       100,237
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (26,329)     (532,454)   (1,233,977)      (1,578,531)       (103,737)     (208,483)
     Surrenders.................  (1,460,279)   (1,528,153)  (27,672,159)     (27,831,504)     (1,320,783)   (1,856,620)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (47,297)      (35,563)     (222,709)        (301,333)        (18,094)      (21,702)
     Capital
       contribution
       (withdrawal).............          --            --            --               --              --            --
     Transfers (to) from
       the Guarantee
       Account..................     (58,005)      391,916    (1,233,334)      (1,919,992)         14,830        70,800
     Transfers (to) from
       other subaccounts........  (4,232,442)   (3,411,847)  (14,276,457)     (20,314,959)     (1,728,348)   (1,589,141)
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (5,801,685)     (698,110)  (44,028,735)     (51,741,596)     (3,049,646)   (3,504,909)
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets....................     608,762     3,122,867   (40,417,640)     (47,126,172)     (2,758,100)   (3,272,828)
Net assets at beginning
  of year.......................  25,980,241    22,857,374   196,578,288      243,704,460      16,511,481    19,784,309
                                  -----------   ----------     -----------      -----------     ----------    ----------
Net assets at end of
  period........................ $26,589,003    25,980,241   156,160,648      196,578,288      13,753,381    16,511,481
                                  ===========   ==========     ===========      ===========     ==========    ==========
Changes in units (note
  5):
   Units purchased..............     259,837     6,441,537       996,476        1,865,936         157,150       601,773
   Units redeemed...............    (923,281)   (6,723,620)   (3,941,561)      (5,474,276)       (647,422)   (1,223,314)
                                  -----------   ----------     -----------      -----------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (663,444)     (282,083)   (2,945,085)      (3,608,340)       (490,272)     (621,541)
                                  ===========   ==========     ===========      ===========     ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------
                              Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                 Institutional Shares         Service Shares            Institutional Shares
                              -------------------------   --------------------------  ----------------------------
                               Year ended December 31,    Year ended December 31,      Year ended December 31,
                              -------------------------   --------------------------  ----------------------------
                                  2005           2004        2005          2004           2005           2004
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,798,909)   (1,918,946)   (221,242)     (216,681)      (174,482)    (1,129,141)
   Net realized gain
     (loss) on
     investments.............   (5,982,011)  (17,151,565)    544,446       135,723     (9,988,420)   (18,838,312)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,964,655    41,941,739     926,883     2,452,204     17,085,523     26,250,152
   Capital gain
     distributions...........           --            --          --            --             --             --
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,183,735    22,871,228   1,250,087     2,371,246      6,922,621      6,282,699
                              ------------   -----------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums..............      497,747       265,500      68,696       225,828        593,119        523,775
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (785,887)     (812,799)    (65,470)      (85,377)    (1,838,598)    (1,885,350)
     Surrenders..............  (17,425,631)  (15,079,428) (1,068,804)     (930,722)   (34,384,685)   (38,370,706)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173,797)     (196,960)    (20,192)      (18,871)      (235,385)      (320,119)
     Capital
       contribution
       (withdrawal)..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account...............     (437,445)     (234,813)    (23,846)      197,738     (1,144,889)    (1,917,954)
     Transfers (to) from
       other subaccounts.....   (8,308,966)  (10,221,557) (1,645,419)      232,832    (15,947,430)   (22,243,255)
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (26,633,979)  (26,280,057) (2,755,035)     (378,572)   (52,957,868)   (64,213,609)
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.................  (14,450,244)   (3,408,829) (1,504,948)    1,992,674    (46,035,247)   (57,930,910)
Net assets at beginning
  of year....................  136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                              ------------   -----------   ----------    ----------    -----------    -----------
Net assets at end of
  period..................... $122,136,039   136,586,283  14,045,442    15,550,390    179,660,520    225,695,767
                              ============   ===========   ==========    ==========    ===========    ===========
Changes in units (note
  5):
   Units purchased...........      762,336     1,381,995     669,193       809,695        825,648      1,518,160
   Units redeemed............   (2,384,596)   (3,188,666) (1,216,182)     (926,663)    (3,457,735)    (4,845,916)
                              ------------   -----------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,622,260)   (1,806,671)   (546,989)     (116,968)    (2,632,088)    (3,327,756)
                              ============   ===========   ==========    ==========    ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Janus Aspen Series (continued)   J.P. Morgan Series Trust II
                              -----------------------------  -------------------------------
                                  Worldwide Growth                             International
                              Portfolio -- Service Shares     Bond Portfolio  Equity Portfolio
                              -----------------------------  ---------------  --------------
                                                                Year ended      Year ended
                              Year ended December 31,          December 31,    December 31,
                              -----------------------------  ---------------  --------------
                                  2005           2004          2005    2004    2005     2004
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (69,526)      (150,931)      2,351   1,540    (235)      (4)
   Net realized gain
     (loss) on
     investments.............      16,935         68,401        (869)    (68)      6      134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     700,384        518,585        (184)   (724)  3,015      (11)
   Capital gain
     distributions...........          --             --          68     443      --       --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     647,793        436,055       1,366   1,191   2,786      119
                               -----------     ----------    -------  ------  ------   ------
From capital
  transactions:
   Net premiums..............     354,202        202,036      87,489  16,806  58,380    6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (130,432)      (268,159)         --      --      --       --
     Surrenders..............  (1,359,811)    (1,756,349)    (14,327)     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,186)       (24,595)       (184)    (96)     (1)      (1)
     Capital
       contribution
       (withdrawal)..........          --             --          --      --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      (2,739)        84,946      25,826   1,727  (6,180)     (11)
     Transfers (to) from
       other subaccounts.....  (1,633,203)    (1,733,738)      3,171      --  (6,067)      --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,792,169)    (3,495,859)    101,975  18,437  46,132    5,988
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets.................  (2,144,376)    (3,059,804)    103,341  19,628  48,918    6,107
Net assets at beginning
  of year....................  20,557,005     23,616,809      51,387  31,759   6,412      305
                               -----------     ----------    -------  ------  ------   ------
Net assets at end of
  period..................... $18,412,629     20,557,005     154,728  51,387  55,330    6,412
                               ===========     ==========    =======  ======  ======   ======
Changes in units (note
  5):
   Units purchased...........     356,751        605,068      10,693   1,878   5,485    2,172
   Units redeemed............    (835,023)    (1,224,314)       (764)    (65) (1,019)  (1,769)
                               -----------     ----------    -------  ------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract
     owners during the
     years or lesser
     period ended
     December 31, 2005
     and 2004................    (478,272)      (619,246)      9,928   1,813   4,466      403
                               ===========     ==========    =======  ======  ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 J.P. Morgan Series Trust II (continued)
                              ----------------------------------------------
                                   Mid Cap          Small      U.S. Large Cap
                                    Value          Company      Core Equity
                                  Portfolio       Portfolio      Portfolio
                              ----------------  -------------  -------------
                                 Year ended       Year ended    Year ended
                                December 31,     December 31,  December 31,
                              ----------------  -------------  -------------
                                2005     2004    2005    2004   2005    2004
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (246)   (158)    (76)   (19)     (6)     --
   Net realized gain
     (loss) on
     investments.............    2,271   6,268     (22)     4     (71)     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,524  (2,373)    384    312      91      --
   Capital gain
     distributions...........      154      23     326     --      --      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........    3,703   3,760     612    297      14      --
                              --------  ------  ------  -----  ------   -----
From capital
  transactions:
   Net premiums..............   41,320  23,965  13,509  7,206   1,923   6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --      --      --     --      --      --
     Surrenders..............  (16,576)     --      --     --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (32)    (25)    (16)   (16)     --      --
     Capital
       contribution
       (withdrawal)..........       --      --      --     --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   12,011    (439) (2,490)    92  (5,237)     --
     Transfers (to) from
       other subaccounts.....      672    (189)    116     --      23      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   37,395  23,312  11,119  7,282  (3,291)  6,000
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets.................   41,098  27,072  11,731  7,579  (3,277)  6,000
Net assets at beginning
  of year....................   43,781  16,709   7,579     --   6,000      --
                              --------  ------  ------  -----  ------   -----
Net assets at end of
  period..................... $ 84,879  43,781  19,310  7,579   2,723   6,000
                              ========  ======  ======  =====  ======   =====
Changes in units (note
  5):
   Units purchased...........    6,985   6,431   1,356    469     365     449
   Units redeemed............   (3,640) (4,886)   (678)    (1)   (605)     --
                              --------  ------  ------  -----  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,345   1,545     679    468    (240)    449
                              ========  ======  ======  =====  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                                 -----------------------------------------------------------------------
                                          MFS(R)
                                        Investors                 MFS(R)                  MFS(R)
                                       Growth Stock           Investors Trust          New Discovery
                                    Series -- Service        Series -- Service       Series -- Service
                                       Class Shares            Class Shares            Class Shares
                                 -----------------------  ----------------------  ----------------------
                                 Year ended December 31,  Year ended December 31, Year ended December 31,
                                 -----------------------  ----------------------  ----------------------
                                     2005        2004        2005        2004        2005        2004
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (354,101)   (399,687)   (268,926)   (236,244)   (575,548)   (679,289)
   Net realized gain
     (loss) on
     investments................     342,090     (10,388)    589,479     215,751   1,018,671   1,128,909
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     599,770   2,224,980     817,854   1,918,019     580,314     980,456
   Capital gain
     distributions..............          --          --          --          --          --          --
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     587,759   1,814,905   1,138,407   1,897,526   1,023,437   1,430,076
                                 -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums.................   1,467,140   3,341,140   1,222,572   1,821,423   2,582,377   4,503,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (295,057)   (232,027)   (175,333)   (232,008)    (42,418)   (453,532)
     Surrenders.................  (1,793,175) (2,005,156) (1,247,758) (1,460,433) (3,206,295) (4,109,768)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (44,244)    (38,159)    (38,762)    (34,461)    (62,740)    (74,082)
     Capital
       contribution
       (withdrawal).............          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account..................     114,268     484,361      87,398     561,572     (24,711)    912,172
     Transfers (to) from
       other subaccounts........  (1,579,563) (2,355,808) (1,319,346)   (840,113) (4,466,665) (8,320,907)
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (2,130,631)   (805,649) (1,471,229)   (184,020) (5,220,452) (7,542,546)
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets....................  (1,542,872)  1,009,256    (332,822)  1,713,506  (4,197,015) (6,112,470)
Net assets at beginning
  of year.......................  27,008,344  25,999,088  22,287,651  20,574,145  42,080,723  48,193,193
                                 -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................ $25,465,472  27,008,344  21,954,829  22,287,651  37,883,708  42,080,723
                                 ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased..............     417,153     937,192     278,398     477,097     916,295   2,463,195
   Units redeemed...............    (809,067) (1,277,708)   (475,249)   (552,825) (1,579,908) (3,542,529)
                                 -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (391,914)   (340,516)   (196,850)    (75,728)   (663,613) (1,079,334)
                                 ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     MFS(R)                 MFS(R)                    MFS(R)
                                Strategic Income         Total Return                Utilities
                                Series -- Service      Series -- Service         Series -- Service
                                  Class Shares           Class Shares              Class Shares
                              ----------------------- ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ----------------------- ----------------------  ----------------------
                                 2005        2004        2005        2004        2005        2004
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $       (3)         --     (96,299)        3      (462,114)   (101,673)
   Net realized gain
     (loss) on
     investments.............          2          --      14,843        80     4,438,600   1,510,137
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         22          --     190,993     2,576     2,309,286   6,923,010
   Capital gain
     distributions...........         --          --       1,043        --            --          --
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........         21          --     110,580     2,659     6,285,772   8,331,474
                              ----------   ---------   ----------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............         --          --  17,569,109     1,206     4,362,913   3,391,900
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --          --        --      (302,166)   (283,401)
     Surrenders..............       (283)         --    (394,278)       --    (3,695,859) (2,714,188)
     Cost of insurance
       and
       administrative
       expense (note 4a).....         --          --        (963)      (81)      (85,687)    (47,330)
     Capital
       contribution
       (withdrawal)..........         --          --          --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      3,483          --     477,795        77       972,846     647,529
     Transfers (to) from
       other subaccounts.....        120          --   2,703,626       (21)     (253,677)  2,036,063
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      3,320          --  20,355,289     1,181       998,370   3,030,573
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets.................      3,341          --  20,465,869     3,840     7,284,142  11,362,047
Net assets at beginning
  of year....................         --          --      31,199    27,359    38,784,968  27,422,921
                              ----------   ---------   ----------    ------   ----------  ----------
Net assets at end of
  period..................... $    3,341          --  20,497,068    31,199    46,069,110  38,784,968
                              ==========   =========   ==========    ======   ==========  ==========
Changes in units (note
  5):
   Units purchased...........        328          --   2,191,126       116     1,896,606   2,063,558
   Units redeemed............        (26)         --    (274,357)      (11)   (1,823,088) (1,789,134)
                              ----------   ---------   ----------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................        302          --   1,916,769       105        73,519     274,424
                              ==========   =========   ==========    ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Nations Separate Account Trust
                              -----------------------------------------------
                                                           Nations Marsico
                                  Nations Marsico           International
                                  Growth Portfolio     Opportunities Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (675,527)   (389,917)   (258,540)   (206,120)
   Net realized gain
     (loss) on
     investments.............   1,762,433     501,022   2,012,858     730,355
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,832,949   3,371,401   6,047,141   2,982,227
   Capital gain
     distributions...........          --          --     482,368      52,035
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,919,855   3,482,506   8,283,827   3,558,497
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  10,983,250  11,972,993  12,871,395  12,291,217
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (54,517)   (102,427)    (90,525)   (215,781)
     Surrenders..............  (1,802,997)   (969,326) (2,159,340) (1,083,203)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (101,348)    (49,522)    (92,511)    (32,687)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,261,997   2,606,719   1,836,168   2,425,867
     Transfers (to) from
       other subaccounts.....   3,169,372   2,764,073     141,453   8,846,168
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  14,455,757  16,222,510  12,506,640  22,231,581
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,375,612  19,705,016  20,790,467  25,790,078
Net assets at beginning
  of year....................  35,195,603  15,490,587  34,520,077   8,729,999
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $52,571,215  35,195,603  55,310,544  34,520,077
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   2,555,571   2,311,759   2,643,215   3,033,124
   Units redeemed............  (1,466,867)   (972,084) (1,735,572) (1,363,223)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,088,704   1,339,675     907,643   1,669,901
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance company, Inc.
                              -----------------------------------------------
                                     Old Mutual              Old Mutual
                                     Growth II            Large Cap Growth
                                     Portfolio                Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,948)   (170,549)   (195,427)   (254,453)
   Net realized gain
     (loss) on
     investments.............     169,478    (118,187)     77,732    (381,930)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     792,514     760,934     339,203   1,841,615
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     828,044     472,198     221,508   1,205,232
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       1,534      38,069       2,635      16,934
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (156,277)    (42,584)    (59,562)   (187,498)
     Surrenders..............  (1,283,053) (1,899,271) (2,928,300) (3,071,025)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,346)    (20,192)    (19,293)    (27,231)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (164,270)   (414,555)   (124,333)       (620)
     Transfers (to) from
       other subaccounts.....    (758,686) (1,553,717)   (964,914)   (977,370)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,375,098) (3,892,250) (4,093,767) (4,246,810)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,547,054) (3,420,052) (3,872,259) (3,041,578)
Net assets at beginning
  of year....................  11,017,867  14,437,919  17,008,576  20,050,154
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 9,470,813  11,017,867  13,136,317  17,008,576
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     313,601     421,381     163,543     294,679
   Units redeemed............    (563,419)   (856,117)   (424,279)   (571,390)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (249,818)   (434,736)   (260,737)   (276,711)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer         Oppenheimer Aggressive         Oppenheimer
                                  Aggressive Growth          Growth Fund/                Balanced
                                       Fund/VA           VA -- Service Shares             Fund/VA
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,316,663)  (1,419,315)   (88,029)    (61,847)      308,955     (290,902)
   Net realized gain
     (loss) on
     investments.............      296,370   (5,323,519)   298,898     115,684     2,555,057    1,616,659
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,576,505   23,748,494    318,085     629,593    (3,926,621)   5,166,701
   Capital gain
     distributions...........           --           --         --          --     2,780,084           --
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    9,556,212   17,005,660    528,954     683,430     1,717,475    6,492,458
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............      263,302       86,822    630,997   1,258,379       124,075      138,698
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (745,354)    (642,781)   (42,672)    (42,359)   (1,250,787)    (638,372)
     Surrenders..............  (14,601,139) (15,734,391)  (958,724)   (351,731)  (13,275,088) (12,139,595)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (103,342)    (127,568)   (12,170)     (7,526)      (83,401)     (84,433)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............     (317,480)     (22,333)    19,446     259,356       340,936       84,573
     Transfers (to) from
       other subaccounts.....   (3,388,724)  (5,513,482)   438,818   1,161,165     2,830,446    9,887,898
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (18,892,737) (21,953,733)    75,695   2,277,284   (11,313,819)  (2,751,231)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   (9,336,525)  (4,948,073)   604,649   2,960,714    (9,596,344)   3,741,227
Net assets at beginning
  of year....................  103,435,057  108,383,130  5,612,014   2,651,300    81,204,655   77,463,428
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $ 94,098,532  103,435,057  6,216,663   5,612,014    71,608,311   81,204,655
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........      428,389      632,070    224,161     380,933       991,719    1,075,230
   Units redeemed............   (1,114,360)  (1,433,475)  (221,681)   (202,630)   (1,376,413)  (1,018,468)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (685,971)    (801,405)     2,480     178,303      (384,693)      56,762
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                                     Oppenheimer           Oppenheimer Capital      Oppenheimer Capital
                                 Balanced Fund/VA --          Appreciation        Appreciation Fund/VA --
                                   Service Shares                Fund/VA              Service Shares
                              ------------------------  ------------------------  ----------------------
                                           Period from
                                            April 30,
                               Year ended    2004 to     Year ended December 31,  Year ended December 31,
                              December 31, December 31, ------------------------  ----------------------
                                  2005         2004         2005         2004        2005        2004
                              ------------ ------------ -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (93,896)    (34,514)     (645,810)  (1,944,758)   (111,438)   (139,874)
   Net realized gain
     (loss) on
     investments.............      30,210      14,024     3,162,593    1,203,001     327,199     174,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (3,339)    557,213     1,890,648    9,727,639     225,502     605,023
   Capital gain
     distributions...........     470,942          --            --           --          --          --
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     403,917     536,723     4,407,431    8,985,882     441,263     639,773
                              -----------   ---------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  12,370,137   4,937,774       266,531      651,660   2,231,282   4,073,409
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (1,785)         --    (1,434,458)  (1,646,758)    (45,564)    (19,121)
     Surrenders..............    (726,899)    (33,819)  (26,554,446) (24,485,138) (1,166,329)   (555,586)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (19,018)     (1,085)     (166,464)    (212,857)    (34,788)    (21,145)
     Capital
       contribution
       (withdrawal)..........          --          --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     872,991     106,053    (1,073,900)     (92,196)    136,829     663,340
     Transfers (to) from
       other subaccounts.....   4,559,693   3,833,505    (9,690,882)  (1,830,751)   (684,546)  1,908,358
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  17,055,119   8,842,428   (38,653,619) (27,616,040)    436,884   6,049,255
                              -----------   ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,459,036   9,379,151   (34,246,188) (18,630,158)    878,147   6,689,028
Net assets at beginning
  of year....................   9,379,151          --   171,409,755  190,039,913  13,465,307   6,776,279
                              -----------   ---------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,838,187   9,379,151   137,163,567  171,409,755  14,343,454  13,465,307
                              ===========   =========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   1,971,731     914,555       756,272    1,654,058     494,977     834,669
   Units redeemed............    (395,379)    (56,266)   (2,217,198)  (2,417,838)   (463,057)   (332,657)
                              -----------   ---------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,576,352     858,289    (1,460,926)    (763,780)     31,920     502,012
                              ===========   =========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                                     Oppenheimer            Oppenheimer Global         Oppenheimer High
                                      Core Bond            Securities Fund/VA --            Income
                                       Fund/VA                Service Shares                Fund/VA
                              -------------------------  ------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,   Year ended December 31,
                              -------------------------  ------------------------  ------------------------
                                  2005          2004         2005         2004         2005         2004
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,034,631    3,257,789     (724,970)    (373,890)   4,269,315    5,338,715
   Net realized gain
     (loss) on
     investments.............      (40,778)     246,997    8,213,019    4,042,632   (1,283,789)  (1,427,269)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,131,497)     (42,183)   4,864,493   10,271,107   (2,421,910)   2,793,471
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      862,356    3,462,603   12,352,542   13,939,849      563,616    6,704,917
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      127,347       96,681   11,400,234   12,939,658      204,669      204,683
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (881,547)  (1,383,713)    (495,461)    (456,952)  (1,311,522)  (1,658,565)
     Surrenders..............  (15,689,547) (15,720,005)  (5,464,532)  (5,353,027) (15,354,071) (17,861,103)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (85,593)    (105,875)    (194,249)    (131,081)     (75,138)    (105,111)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (197,401)  (1,772,830)   1,991,142    1,887,908     (840,563)    (571,186)
     Transfers (to) from
       other subaccounts.....    1,381,471   (6,126,189)  (4,482,431)  10,965,469   (2,627,201) (11,234,444)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,345,270) (25,011,931)   2,754,703   19,851,975  (20,003,826) (31,225,726)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (14,482,914) (21,549,328)  15,107,245   33,791,824  (19,440,210) (24,520,809)
Net assets at beginning
  of year....................   83,598,894  105,148,222  103,299,622   69,507,798   89,888,750  114,409,559
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 69,115,980   83,598,894  118,406,867  103,299,622   70,448,540   89,888,750
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      824,729    1,009,881    4,027,286    4,459,070      790,430    1,844,187
   Units redeemed............   (1,528,149)  (2,239,302)  (4,020,088)  (2,651,932)  (1,542,544)  (3,346,701)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (703,419)  (1,229,421)       7,198    1,807,138     (752,114)  (1,502,514)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------
                                    Oppenheimer        Oppenheimer Main Street
                               Main Street Fund/VA --         Small Cap
                                   Service Shares      Fund/VA -- Service Shares
                              -----------------------  ------------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (204,815)   (480,777)   (395,794)    (248,987)
   Net realized gain
     (loss) on
     investments.............   1,458,829   1,128,440   1,146,878      482,893
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     988,795   3,473,483     612,287    2,858,878
   Capital gain
     distributions...........          --          --     639,788           --
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,242,809   4,121,146   2,003,159    3,092,784
                              -----------  ----------  ----------   ----------
From capital
  transactions:
   Net premiums..............   2,469,447   5,780,847   6,732,669    7,666,157
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (240,176) (1,047,878)    (68,799)     (83,768)
     Surrenders..............  (4,375,024) (3,297,804) (1,010,447)    (769,273)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,868)    (94,716)    (59,307)     (28,130)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     508,756     969,916     446,398      997,648
     Transfers (to) from
       other subaccounts.....  (2,123,973)   (334,779) (2,066,383)   5,159,551
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,866,838)  1,975,586   3,974,131   12,942,185
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets.................  (1,624,029)  6,096,732   5,977,290   16,034,969
Net assets at beginning
  of year....................  58,647,827  52,551,095  24,652,594    8,617,625
                              -----------  ----------  ----------   ----------
Net assets at end of
  period..................... $57,023,798  58,647,827  30,629,884   24,652,594
                              ===========  ==========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........     678,599   1,550,711   1,091,888    1,735,484
   Units redeemed............  (1,167,491) (1,452,934)   (830,972)    (805,289)
                              -----------  ----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (488,892)     97,777     260,916      930,195
                              ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  PIMCO Variable Insurance Trust
                              ---------------------------------------------------------------------
                                                   Foreign Bond Portfolio         High Yield
                                   All Asset       (U.S. Dollar Hedged) --       Portfolio --
                              Portfolio -- Advisor     Administrative           Administrative
                                  Class Shares          Class Shares             Class Shares
                              -------------------- ----------------------  ------------------------
                                  Period from
                               April 29, 2005 to   Year ended December 31,  Year ended December 31,
                                  December 31,     ----------------------  ------------------------
                                      2005            2005        2004         2005         2004
                              -------------------- ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  117,037         197,340     173,279    4,791,650    4,656,375
   Net realized gain
     (loss) on
     investments.............            (450)        100,903      19,116    1,504,090    1,329,609
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (65,617)        125,228      90,885   (4,049,039)     554,894
   Capital gain
     distributions...........          11,715              --     111,556           --           --
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........          62,685         423,471     394,836    2,246,701    6,540,878
                                   ----------      ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       1,264,723         240,848     135,525    9,295,785   15,859,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........              --         (89,488)    (43,715)    (449,519)    (702,049)
     Surrenders..............         (71,569)       (900,615)   (974,389)  (6,711,266)  (5,905,791)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (3,726)        (17,771)    (16,696)    (183,068)    (156,053)
     Capital contribution....              --              --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         544,758          87,516     310,937      526,286    3,428,581
     Transfers (to) from
       other subaccounts.....       4,636,506       1,236,120    (468,465)  (9,632,267)  (5,661,142)
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       6,370,692         556,610  (1,056,803)  (7,154,049)   6,862,827
                                   ----------      ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................       6,433,377         980,081    (661,967)  (4,907,348)  13,403,705
Net assets at beginning
  of year....................              --      10,642,477  11,304,444  103,508,667   90,104,962
                                   ----------      ----------  ----------  -----------  -----------
Net assets at end of
  period.....................      $6,433,377      11,622,558  10,642,477   98,601,319  103,508,667
                                   ==========      ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........         644,898         386,914     188,552    2,888,564    4,168,437
   Units redeemed............         (26,805)       (338,987)   (279,121)  (3,422,201)  (3,610,929)
                                   ----------      ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................         618,093          47,928     (90,569)    (533,637)     557,508
                                   ==========      ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     Long-Term
                                  U.S. Government              Low                Total Return
                                    Portfolio --             Duration             Portfolio --
                                   Administrative      Portfolio -- Advisor      Administrative
                                    Class Shares           Class Shares           Class Shares
                              -----------------------  -------------------- ------------------------
                                                           Period from
                                                            April 29,
                              Year ended December 31,        2005 to         Year ended December 31,
                              -----------------------      December 31,     ------------------------
                                  2005        2004             2005             2005         2004
                              -----------  ----------  -------------------- -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,742,841   1,784,468          74,771         7,969,916    2,545,614
   Net realized gain
     (loss) on
     investments.............     364,762     379,401          (8,601)          980,841    1,435,932
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,334,646)    436,797         (56,195)       (8,448,434)   1,457,881
   Capital gain
     distributions...........   1,194,449   1,008,223          10,301         2,107,684    2,363,875
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,967,406   3,608,889          20,276         2,610,007    7,803,302
                              -----------  ----------       ---------       -----------  -----------
From capital
  transactions:
   Net premiums..............   2,908,189   5,485,266       7,924,222        25,998,060   33,075,993
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (602,258)   (953,607)             --        (2,091,454)  (1,846,343)
     Surrenders..............  (6,029,946) (6,622,658)        (54,816)      (21,116,864) (16,383,330)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (96,886)    (99,926)           (128)         (453,257)    (405,046)
     Capital contribution....          --          --              --                --           --
     Transfers (to) from
       the Guarantee
       Account...............     256,072     519,745         358,578        (1,352,944)   2,672,461
     Transfers (to) from
       other subaccounts.....  (3,514,798) (6,600,809)        778,624         8,002,106   (1,890,693)
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (7,079,627) (8,271,989)      9,006,480         8,985,647   15,223,042
                              -----------  ----------       ---------       -----------  -----------
Increase (decrease) in
  net assets.................  (5,112,221) (4,663,100)      9,026,756        11,595,654   23,026,344
Net assets at beginning
  of year....................  66,481,913  71,145,013              --       273,766,563  250,740,219
                              -----------  ----------       ---------       -----------  -----------
Net assets at end of
  period..................... $61,369,692  66,481,913       9,026,756       285,362,217  273,766,563
                              ===========  ==========       =========       ===========  ===========
Changes in units (note
  5):
   Units purchased...........     929,491   2,345,947       1,171,466         8,172,107    9,278,374
   Units redeemed............  (1,394,331) (2,909,904)       (266,586)       (7,178,175)  (7,634,991)
                              -----------  ----------       ---------       -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (464,840)   (563,957)        904,881           993,932    1,643,383
                              ===========  ==========       =========       ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               The Prudential Series Fund, Inc.
                              -------------------------------------------------------------------
                               Jennison 20/20 Focus   Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II      Class II Shares      Portfolio -- Class II
                              ---------------------   ----------------------  ---------------------
                                                                                   Period from
                              Year ended December 31, Year ended December 31,   April 29, 2005 to
                              ---------------------   ----------------------      December 31,
                                 2005         2004       2005        2004             2005
                              ----------   ---------  ---------   ---------   ---------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (56,956)    (11,802)   (27,325)    (12,195)          (23,118)
   Net realized gain
     (loss) on
     investments.............     87,436       8,122     75,854       3,957            86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    750,423     156,712    176,559      80,364           440,040
   Capital gain
     distributions...........         --          --         --          --                --
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         operations..........    780,903     153,032    225,088      72,126           503,081
                              ----------   ---------  ---------   ---------         ---------
From capital
  transactions:
   Net premiums..............  1,472,459   1,101,846    962,415     737,875         1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --    (19,939)    (10,431)           (9,103)
     Surrenders..............    (70,533)    (47,450)   (97,823)    (31,776)          (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (7,868)       (641)    (2,614)     (1,288)           (2,719)
     Capital contribution....         --          --         --          --                --
     Transfers (to) from
       the Guarantee
       Account...............     68,438      39,342      5,092    (289,691)          145,849
     Transfers (to) from
       other subaccounts.....  3,474,038     264,039    796,754     191,916         2,594,784
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,936,534   1,357,136  1,643,885     596,605         3,946,550
                              ----------   ---------  ---------   ---------         ---------
Increase (decrease) in
  net assets.................  5,717,437   1,510,168  1,868,973     668,731         4,449,631
Net assets at beginning
  of year....................  1,697,621     187,453  1,149,557     480,826                --
                              ----------   ---------  ---------   ---------         ---------
Net assets at end of
  period..................... $7,415,058   1,697,621  3,018,530   1,149,557         4,449,631
                              ==========   =========  =========   =========         =========
Changes in units (note
  5):
   Units purchased...........    354,043     120,201    193,709      70,679           756,352
   Units redeemed............    (29,923)    (12,565)   (61,497)    (13,194)         (456,739)
                              ----------   ---------  ---------   ---------         ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    324,120     107,636    132,212      57,485           299,613
                              ==========   =========  =========   =========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 The Prudential Series Fund, Inc. (continued)    Rydex Variable Trust
                                 -------------------------------------------    ----------------------
                                 SP Prudential U.S.      SP William Blair
                                  Emerging Growth        International Growth
                                 Portfolio -- Class II   Portfolio -- Class II         OTC Fund
                                 ----------------------  -------------------    ----------------------
                                 Year ended December 31, Year ended December 31, Year ended December 31
                                 ----------------------  -------------------    ----------------------
                                   2005        2004       2005         2004        2005        2004
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  9,329     (1,312)        37         (253)     (196,505)   (207,855)
   Net realized gain
     (loss) on
     investments................    1,857        154        316          228       835,674     249,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   (2,185)    16,227      1,477        2,253      (742,367)    789,321
   Capital gain
     distributions..............    2,536         23        539           --            --          --
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............   11,537     15,092      2,369        2,228      (103,198)    830,544
                                  --------     ------     ------       ------   ----------  ----------
From capital
  transactions:
   Net premiums.................       --         --         --           --     1,622,742   2,128,716
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............  (16,316)        --         --           --        (4,585)    (23,088)
     Surrenders.................     (311)      (241)      (812)        (757)     (897,414)   (843,147)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (152)      (133)       (27)         (25)      (46,280)    (28,509)
     Capital contribution.......       --         --         --           --            --          --
     Transfers (to) from
       the Guarantee
       Account..................     (126)       216         (1)          --       154,986     922,839
     Transfers (to) from
       other subaccounts........       --         --         --           --       472,213  (1,841,001)
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (16,905)      (158)      (840)        (782)    1,301,662     315,810
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets....................   (5,368)    14,934      1,529        1,446     1,198,464   1,146,354
Net assets at beginning
  of year.......................   95,183     80,249     17,635       16,189    14,028,093  12,881,739
                                  --------     ------     ------       ------   ----------  ----------
Net assets at end of
  period........................ $ 89,815     95,183     19,164       17,635    15,226,557  14,028,093
                                  ========     ======     ======       ======   ==========  ==========
Changes in units (note
  5):
   Units purchased..............       --      1,068         --            1     3,541,366   2,163,663
   Units redeemed...............   (1,792)    (1,112)       (93)         (99)   (3,464,869) (2,468,921)
                                  --------     ------     ------       ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................   (1,792)       (44)       (93)         (98)       76,496    (305,258)
                                  ========     ======     ======       ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Salomon Brothers Variable Series Funds Inc
                              --------------------------------------------------------------------------------
                              Salomon Brothers Variable Salomon Brothers Variable Salomon Brothers Variable
                              All Cap Fund -- Class II  Investors Fund -- Class I Strategic Bond Fund -- Class I
                              -----------------------   ------------------------  -----------------------------
                              Year ended December 31,   Year ended December 31,   Year ended December 31,
                              -----------------------   ------------------------  -----------------------------
                                  2005         2004        2005         2004         2005            2004
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (134,546)    (170,140)   (182,198)     (32,944)   1,928,019       1,488,471
   Net realized gain
     (loss) on
     investments.............     267,812      354,800   1,822,264    1,381,002       51,898         325,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     186,834      391,700     537,936    2,988,242   (2,172,053)       (344,829)
   Capital gain
     distributions...........      11,005           --          --           --      624,055         804,709
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     331,105      576,360   2,178,002    4,336,300      431,919       2,273,758
                              -----------   ----------  ----------   ----------     ----------     ----------
From capital
  transactions:
   Net premiums..............   2,328,544    5,007,314     163,809      220,444       43,307         119,965
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (73,592)     (53,283)   (196,856)    (468,134)    (337,916)       (393,186)
     Surrenders..............    (682,296)    (468,812) (6,484,075)  (5,328,335)  (7,260,118)     (5,633,166)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,676)     (27,443)    (54,172)     (62,110)     (43,114)        (49,289)
     Capital contribution....          --           --          --           --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     181,690    1,272,863    (272,264)     178,420      396,389      (1,847,602)
     Transfers (to) from
       other subaccounts.....    (774,240)     928,649  (3,093,172)      81,098    1,327,569       1,874,387
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     937,430    6,659,288  (9,936,730)  (5,378,617)  (5,873,883)     (5,928,891)
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets.................   1,268,535    7,235,648  (7,758,728)  (1,042,317)  (5,441,964)     (3,655,133)
Net assets at beginning
  of year....................  14,350,748    7,115,100  52,750,670   53,792,987   47,174,113      50,829,246
                              -----------   ----------  ----------   ----------     ----------     ----------
Net assets at end of
  period..................... $15,619,283   14,350,748  44,991,942   52,750,670   41,732,149      47,174,113
                              ===========   ==========  ==========   ==========     ==========     ==========
Changes in units (note
  5):
   Units purchased...........     412,725    1,392,873     449,698    1,041,664      906,879       1,255,569
   Units redeemed............    (333,440)    (892,531) (1,141,782)  (1,458,073)  (1,320,365)     (1,699,453)
                              -----------   ----------  ----------   ----------     ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      79,285      500,342    (692,084)    (416,409)    (413,485)       (443,884)
                              ===========   ==========  ==========   ==========     ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Salomon Brothers Variable Series Funds Inc (continued)
                              -----------------------------------------------------
                              Salomon Brothers Variable   Salomon Brothers Variable
                                Total Return Fund --        Total Return Fund --
                                      Class I                     Class II
                              --------------------------  -------------------------
                                                                 Period from
                              Year ended December 31,         April 29, 2005 to
                              --------------------------        December 31,
                                  2005          2004                2005
                               -----------   ----------   -------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72,837        87,335              29,615
   Net realized gain
     (loss) on
     investments.............     377,234       398,568                 565
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (307,022)      463,024             (28,004)
   Capital gain
     distributions...........      79,353       288,233               6,544
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........     222,402     1,237,160               8,720
                               -----------   ----------           ---------
From capital
  transactions:
   Net premiums..............      23,851        57,859           1,800,771
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (146,833)     (464,570)                 --
     Surrenders..............  (2,062,956)   (2,329,517)             (2,081)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,533)      (17,684)                 --
     Capital contribution....          --            --                  --
     Transfers (to) from
       the Guarantee
       Account...............    (103,953)      345,181             267,301
     Transfers (to) from
       other subaccounts.....    (932,791)      431,086              10,851
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,237,215)   (1,977,645)          2,076,842
                               -----------   ----------           ---------
Increase (decrease) in
  net assets.................  (3,014,813)     (740,485)          2,085,562
Net assets at beginning
  of year....................  17,838,207    18,578,692                  --
                               -----------   ----------           ---------
Net assets at end of
  period..................... $14,823,394    17,838,207           2,085,562
                               ===========   ==========           =========
Changes in units (note
  5):
   Units purchased...........     183,525       311,413             229,360
   Units redeemed............    (455,567)     (478,962)            (28,910)
                               -----------   ----------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (272,042)     (167,549)            200,450
                               ===========   ==========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Scudder Variable Series II
                              --------------------------------------------
                                  Scudder      SVS Dreman      SVS Dreman
                                Technology     High Return      Small Cap
                                  Growth         Equity           Value
                               Portfolio --   Portfolio --    Portfolio --
                              Class B Shares  Class B Shares Class B Shares
                              --------------  ------------   --------------
                                Year ended     Year ended      Year ended
                               December 31,   December 31,    December 31,
                              --------------  ------------   --------------
                               2005    2004    2005    2004   2005    2004
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (14)     (9)    (5)    (53)    (38)     (2)
   Net realized gain
     (loss) on
     investments.............     (1)    166     25      28       3     124
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     11    (156)   325     589     397      --
   Capital gain
     distributions...........     --      --     --      --      --      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     (4)      1    345     564     362     122
                              ------  ------  -----   -----  ------  ------
From capital
  transactions:
   Net premiums..............  1,800      --     --   5,162   3,000      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --      --     --      --      --      --
     Surrenders..............     --      --     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1)     (2)    --      --      --      --
     Capital contribution....     --      --     --      --      --      --
     Transfers (to) from
       the Guarantee
       Account...............     55    (999) 2,489      36   7,927    (122)
     Transfers (to) from
       other subaccounts.....  1,524    (147)   (95)     --     271      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  3,378  (1,148) 2,394   5,198  11,198    (122)
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets.................  3,374  (1,147) 2,739   5,762  11,560      --
Net assets at beginning
  of year....................    577   1,724  5,762      --      --      --
                              ------  ------  -----   -----  ------  ------
Net assets at end of
  period..................... $3,951     577  8,501   5,762  11,560      --
                              ======  ======  =====   =====  ======  ======
Changes in units (note
  5):
   Units purchased...........    383      10    170     907     634   1,249
   Units redeemed............   (134)    (86)   (13)   (506)     --  (1,249)
                              ------  ------  -----   -----  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    250     (76)   157     401     634      --
                              ======  ======  =====   =====  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Van Kampen Life Investment Trust
                              ----------------------------------------------
                                      Comstock            Emerging Growth
                                    Portfolio --            Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  ---------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ---------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (471,092)   (419,409)   (152,186)   (129,303)
   Net realized gain
     (loss) on
     investments.............   2,660,391   1,641,590     248,219     273,494
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,637,338)  6,415,899     510,052     447,313
   Capital gain
     distributions...........   2,495,867          --          --          --
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,047,828   7,638,080     606,085     591,504
                              -----------  ----------  ----------   ---------
From capital
  transactions:
   Net premiums..............  19,613,161  16,248,714   1,488,960   2,118,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (247,047)   (171,591)   (101,871)    (78,700)
     Surrenders..............  (4,240,297) (1,929,577)   (492,578)   (527,943)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (169,587)    (95,284)    (27,129)    (20,277)
     Capital contribution....          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,674,160   3,057,751      13,357     207,550
     Transfers (to) from
       other subaccounts.....  (1,340,340) 15,841,723    (556,048)    446,472
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,290,050  32,951,736     324,691   2,145,594
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets.................  18,337,878  40,589,816     930,776   2,737,098
Net assets at beginning
  of year....................  69,254,251  28,664,435   9,860,645   7,123,547
                              -----------  ----------  ----------   ---------
Net assets at end of
  period..................... $87,592,129  69,254,251  10,791,421   9,860,645
                              ===========  ==========  ==========   =========
Changes in units (note
  5):
   Units purchased...........   4,083,881   4,131,057     301,044     638,439
   Units redeemed............  (2,841,196) (1,273,596)   (284,447)   (413,690)
                              -----------  ----------  ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,242,685   2,857,461      16,597     224,749
                              ===========  ==========  ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Life and Annuity Assurance Company changed its name to Genworth Life and Annuity Insurance Company (hereinafter referred to as "Genworth Life & Annuity") and GE Life & Annuity Separate Account 4 changed its name to Genworth Life & Annuity VA Separate Account 1 (hereinafter referred to as the "Separate Account"). The Separate Account is a separate investment account established on August 19, 1987 by Genworth Life & Annuity pursuant to the laws of the Commonwealth of Virginia. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life & Annuity uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by Genworth Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life & Annuity. Nonetheless, Genworth Life & Annuity does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which Genworth Life & Annuity may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth
Life & Annuity's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business Genworth Life & Annuity may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   All designated portfolios described below are series type mutual funds.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Real Estate Fund -- Series II shares                All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Advisor Class Shares
FAM Variable Series Fund, Inc.                               The Prudential Series Fund, Inc.
  Mercury Global Allocation V.I. Fund -- Class III Shares      Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust         Salomon Brothers Variable Series Funds Inc
  Franklin Income Securities Fund -- Class 2 Shares            Salomon Brothers Variable Total Return Fund -- Class II

   Effective August 25, 2005, the GE Investments Funds, Inc. -- Global Income Fund was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


   Effective April 30, 2004, the following portfolios were made available to the Separate Account.

Evergreen Variable Annuity Trust                             FAM Variable Series Fund, Inc.
  Evergreen VA Omega Fund -- Class 2                           Mercury Large Cap Growth V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    FAM Variable Series Fund, Inc.
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           Mercury Value Opportunities V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    Oppenheimer Variable Account Funds
  VIP Value Strategies Portfolio -- Service Class 2            Oppenheimer Balanced Fund/VA -- Service Shares
FAM Variable Series Fund, Inc.
  Mercury Basic Value V.I. Fund -- Class III Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   As of December 31, 2005, The Prudential Series Fund, Inc. -- Equity Portfolio -- Class II Shares portfolio fund was available, but not shown on the statement due to not having any activity.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (c) Unit Classes

   There are twenty-four unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life & Annuity. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life & Annuity is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    18,542 $    16,192
 AIM V.I. Basic Value Fund -- Series II shares............................   9,970,251   6,526,535
 AIM V.I. Blue Chip Fund -- Series I shares...............................       7,521       3,690
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   1,888,702   4,628,672
 AIM V.I. Capital Development Fund -- Series I shares.....................      16,918      15,105
 AIM V.I. Core Equity Fund -- Series I shares.............................       1,031       3,787
 AIM V.I. Government Securities Fund -- Series I shares...................       8,854          51
 AIM V.I. Growth Fund -- Series I shares..................................   1,778,833   2,224,927
 AIM V.I. International Growth Fund -- Series II shares...................  17,601,990   6,136,880
 AIM V.I. Premier Equity Fund -- Series I shares..........................   2,282,517   6,582,637
 AIM V.I. Real Estate Fund -- Series II shares............................       7,108           8
 AIM V.I. Technology Fund -- Series I shares..............................          --          67
 AIM V.I. Utilities Fund -- Series I shares...............................       4,407          19
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares........................  13,658,258  46,502,719
 Alger American Small Capitalization Portfolio -- Class O Shares..........  22,413,425  38,471,915
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B.................   1,604,542   1,794,769
 AllianceBernstein Growth and Income Portfolio -- Class B.................  35,576,821  49,316,547
 AllianceBernstein International Value Portfolio -- Class B...............  26,739,323   7,571,515
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................   7,541,500   9,281,933
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   3,468,442   6,774,719
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.......................................      35,857         382
 VP International Fund -- Class I.........................................         938          --
 VP Ultra(R) Fund -- Class I..............................................      42,016       3,832
 VP Value Fund -- Class I.................................................      21,051       3,281
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II.................................   2,406,282     697,568
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      36,142       8,287
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............     113,482      17,005
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     121,046     592,238

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund................................. $ 39,497,462 $ 25,481,786
 VT Worldwide Health Sciences Fund............................    4,364,005    3,519,108
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2...........................      684,374      373,250
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares............    3,842,152      918,582
 Mercury Global Allocation V.I. Fund -- Class III Shares......    1,603,776      634,795
 Mercury Large Cap Growth V.I. Fund -- Class III Shares.......    1,028,425      298,891
 Mercury Value Opportunities V.I. Fund -- Class III Shares....    4,212,437    1,338,067
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.........    4,762,477   18,675,898
 Federated Capital Income Fund II.............................    3,049,955    7,652,991
 Federated High Income Bond Fund II -- Primary Shares.........   27,851,765   40,947,047
 Federated High Income Bond Fund II -- Service Shares.........   28,518,546   31,545,492
 Federated Kaufmann Fund II -- Service Shares.................   21,768,686   15,616,034
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   11,435,694   44,855,387
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   14,957,502    3,766,609
 VIP Contrafund(R) Portfolio -- Initial Class.................   79,910,564  115,431,309
 VIP Contrafund(R) Portfolio -- Service Class 2...............   81,924,685   45,726,056
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,602,674      517,564
 VIP Equity-Income Portfolio -- Initial Class.................   63,244,625  125,123,353
 VIP Equity-Income Portfolio -- Service Class 2...............   36,408,640   31,417,669
 VIP Growth & Income Portfolio -- Initial Class...............   10,899,365   31,759,998
 VIP Growth & Income Portfolio -- Service Class 2.............    5,180,860    7,464,321
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,512,242   10,614,204
 VIP Growth Portfolio -- Initial Class........................   16,746,888   70,338,712
 VIP Growth Portfolio -- Service Class 2......................    8,912,469   14,272,154
 VIP Mid Cap Portfolio -- Initial Class.......................        5,162        9,787
 VIP Mid Cap Portfolio -- Service Class 2.....................  101,068,782   71,170,385
 VIP Overseas Portfolio -- Initial Class......................   14,322,084   26,027,849
 VIP Value Strategies Portfolio -- Service Class 2............    2,007,280      782,888
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares............   96,516,701   37,474,610
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      313,346      269,443
 Mutual Shares Securities Fund -- Class 2 Shares..............      101,127       37,460
 Templeton Foreign Securities Fund -- Class I Shares..........   17,868,384    4,130,859
 Templeton Foreign Securities Fund -- Class 2 Shares..........      212,934      200,689
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       26,030       24,325
 Templeton Global Income Securities Fund -- Class I Shares....   10,509,771    2,018,322
GE Investments Funds, Inc.:
 Global Income Fund...........................................    1,283,568   16,491,377
 Income Fund..................................................   28,673,122   43,689,676
 International Equity Fund....................................   23,253,981   22,873,148
 Mid-Cap Equity Fund..........................................   43,267,804   64,572,164
 Money Market Fund............................................  554,141,996  584,028,138

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                ------------ ------------
 Premier Growth Equity Fund.................................. $ 20,061,664 $ 39,669,897
 Real Estate Securities Fund.................................   63,653,507   64,593,397
 S&P 500(R) Index Fund.......................................   77,557,213  166,764,477
 Small-Cap Value Equity Fund.................................   50,012,005   46,568,093
 Total Return Fund...........................................  633,762,009  211,868,024
 U.S. Equity Fund............................................   13,925,351   27,308,953
 Value Equity Fund...........................................    6,787,471    7,862,063
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund........................   14,655,539   16,202,940
 Goldman Sachs Mid Cap Value Fund............................   84,069,627   72,928,929
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II    3,674,600    1,839,882
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares..................   31,000,899  106,358,064
 Balanced Portfolio -- Service Shares........................   25,287,410   28,833,569
 Core Equity Portfolio -- Institutional Shares...............        2,324          121
 Flexible Bond Portfolio -- Institutional Shares.............   11,476,616   22,286,694
 Forty Portfolio -- Institutional Shares.....................   25,901,534   58,434,085
 Forty Portfolio -- Service Shares...........................    6,348,823    7,635,465
 Global Life Sciences Portfolio -- Service Shares............   10,266,871   12,014,213
 Global Technology Portfolio -- Service Shares...............    4,639,049    8,682,637
 Large Cap Growth Portfolio -- Institutional Shares..........   13,389,936   59,130,307
 Large Cap Growth Portfolio -- Service Shares................      969,188    4,378,892
 International Growth Portfolio -- Institutional Shares......   43,860,624   49,546,954
 International Growth Portfolio -- Service Shares............    2,369,989    8,293,147
 Mid Cap Growth Portfolio -- Institutional Shares............   12,605,105   40,999,642
 Mid Cap Growth Portfolio -- Service Shares..................    3,856,025    6,663,968
 Worldwide Growth Portfolio -- Institutional Shares..........   16,760,444   69,736,069
 Worldwide Growth Portfolio -- Service Shares................    2,340,636    5,221,193
J.P. Morgan Series Trust II:
 Bond Portfolio..............................................      132,198       28,103
 International Equity Portfolio..............................       64,720       12,820
 Mid Cap Value Portfolio.....................................      122,672       62,718
 Small Company Portfolio.....................................       28,269       10,899
 U.S. Large Cap Core Equity Portfolio........................        9,907        7,901
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares    3,259,695    5,645,118
 MFS(R) Investors Trust Series -- Service Class Shares.......    2,779,855    4,514,788
 MFS(R) New Discovery Series -- Service Class Shares.........    8,686,839   14,598,702
 MFS(R) Strategic Income Series -- Service Class Shares......        2,907          286
 MFS(R) Total Return Series -- Service Class Shares..........   23,790,687    3,377,138
 MFS(R) Utilities Series -- Service Class Shares.............   21,058,766   20,526,504
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio............................   34,489,338   20,701,198
 Nations Marsico International Opportunities Portfolio.......   39,464,781   26,709,984
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio..............................    3,105,251    5,613,702
 Old Mutual Growth II Portfolio..............................    2,618,414    6,916,042

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ -----------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA..................................... $  9,523,535 $29,740,126
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    3,250,193   3,237,920
 Oppenheimer Balanced Fund/VA..............................................   24,003,507  32,142,801
 Oppenheimer Balanced Fund/VA -- Service Shares............................   22,256,878   4,899,141
 Oppenheimer Capital Appreciation Fund/VA..................................   17,312,242  56,633,911
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    6,510,933   6,135,114
 Oppenheimer Core Bond Fund/VA.............................................   19,405,486  31,832,482
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   47,667,612  45,437,587
 Oppenheimer High Income Fund/VA...........................................   24,402,226  40,139,677
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    7,319,355  11,387,527
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   17,372,107  13,174,772
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares...............................    6,994,936     494,343
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    5,123,152   4,587,827
 High Yield Portfolio -- Administrative Class Shares.......................   42,767,847  45,056,740
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   16,259,943  20,426,004
 Low Duration Portfolio -- Advisor Class Shares............................   11,939,273   2,911,277
 Total Return Portfolio -- Administrative Class Shares.....................  110,969,278  92,054,840
The Prudential Series Fund, Inc.:
 Equity Portfolio -- Class II Shares.......................................           --          --
 Jennison Portfolio -- Class II Shares.....................................    2,321,971     931,767
 Jennison 20/20 Focus Portfolio -- Class II................................    5,685,431     805,379
 Natural Resources Portfolio -- Class II...................................   10,079,252   6,207,437
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..................       13,129      18,168
 SP William Blair International Growth Portfolio -- Class II...............          848       1,112
Rydex Variable Trust:
 OTC Fund..................................................................   18,852,865  17,730,774
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    5,587,908   4,727,354
 Salomon Brothers Variable Investors Fund -- Class I.......................    6,551,099  16,658,353
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................   15,974,024  19,524,015
 Salomon Brothers Variable Total Return Fund -- Class I....................    2,555,191   5,646,899
 Salomon Brothers Variable Total Return Fund -- Class II...................    2,370,883     304,726
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................        5,181       1,817
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................        1,957         265
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................       11,199          37
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................   54,624,764  36,202,718
 Emerging Growth Portfolio -- Class II Shares..............................    3,298,818   2,954,548

(4)Related Party Transactions

  (a) Genworth Life & Annuity

   Net premium payments transferred from Genworth Life & Annuity represent gross premium payments recorded by Genworth Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Certain contract owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that Genworth Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes shows the total charge percentage by unit type. The unit type may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from Genworth Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life & Annuity.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152 (Type 4 units), transfers from the general account for payments by Genworth Life & Annuity in the form of bonus credits include approximately $3.7 million and $6.2 million for the periods ended December 31, 2005 and 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life & Annuity, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth
Life & Annuity. Genworth Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life & Annuity are also officers and directors of CBC.

  (g) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life & Annuity since General Electric Company (the ultimate parent of

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life & Annuity and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type I:                                             Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                            ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005........................................... 294,390   $19.49   $ 5,737     1.15%        0.24%    10.75%
   2004........................................... 377,759    17.60     6,647     1.15%        0.00%     4.28%
   2003........................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002........................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001........................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   429,073   $11.80   $  5,062     1.15%        0.00%    15.54%
   2004...............................................   467,829    10.21      4,777     1.15%        0.00%    15.23%
   2003...............................................   512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002...............................................   477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001...............................................   642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   127,889    14.01      1,792     1.15%        1.27%     3.40%
   2004...............................................   111,316    13.55      1,508     1.15%        0.74%     9.94%
   2003...............................................   107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005...............................................   105,801    19.07      2,018     1.15%        1.59%     3.82%
   2004...............................................   138,387    18.37      2,542     1.15%        1.46%     8.51%
   2003...............................................   184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002...............................................   211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001...............................................   294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2005...............................................    98,289    15.01      1,476     1.15%        5.42%     5.07%
   2004...............................................   108,608    14.29      1,552     1.15%        4.55%     8.66%
   2003...............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002...............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001...............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005...............................................   102,986    18.76      1,932     1.15%        8.41%     1.48%
   2004...............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003...............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................... 3,232,120    31.12    100,571     1.15%        2.89%     2.85%
   2004............................................... 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................... 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005...............................................   832,633    38.84     32,343     1.15%        0.32%    15.60%
   2004...............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................... 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 1,190,309   $53.24   $ 63,372     1.15%        2.16%     4.65%
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   178,427    16.51      2,946     1.15%        1.61%     6.40%
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................    86,365    12.25      1,058     1.15%        0.98%     7.64%
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................   887,690    51.26     45,502     1.15%        0.53%     4.59%
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................   183,190    20.07      3,676     1.15%        0.00%    16.66%
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................   742,708    30.58     22,715     1.15%        1.20%    17.68%
   2004.............................................   840,013    25.99     21,831     1.15%        1.12%    12.33%
   2003.............................................   912,602    23.14     21,115     1.15%        0.77%    41.72%
   2002.............................................   999,509    16.33     16,322     1.15%        0.78%   (21.20)%
   2001............................................. 1,258,600    20.72     26,078     1.15%        5.29%   (22.24)%
Franklin Templeton Variable Insurance Products
  Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005.............................................    35,653    11.17        398     1.15%        1.38%     9.21%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005.............................................   105,991     9.72      1,030     1.15%        2.48%    (4.03)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................   431,066    13.88      5,983     1.15%        4.78%     0.87%
   2004.............................................   544,900    13.76      7,498     1.15%        4.53%     2.23%
   2003.............................................   804,637    13.46     10,831     1.15%        3.51%     2.41%
   2002............................................. 1,017,046    13.14     13,364     1.15%        3.97%     8.62%
   2001.............................................   964,324    12.10     11,668     1.15%        5.69%     5.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type I:                        Units   Unit Value  000s    Net Assets     Ratio     Return
-------                      --------- ---------- ------- ------------- ---------- ------
 International Equity Fund
   2005.....................   103,900   $17.37   $ 1,804     1.15%        1.08%    16.84%
   2004.....................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.....................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.....................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.....................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2005.....................   269,896    24.22     6,537     1.15%        2.32%    10.46%
   2004.....................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.....................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.....................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.....................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2005.....................   701,716    17.46    12,249     1.15%        2.71%     1.63%
   2004.....................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003..................... 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002..................... 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001..................... 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2005.....................   115,910    10.43     1,209     1.15%        0.33%     0.13%
   2004.....................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.....................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.....................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.....................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2005.....................   169,909    41.09     6,981     1.15%        5.60%    10.50%
   2004.....................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.....................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.....................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.....................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2005.....................   303,841    51.05    15,510     1.15%        1.48%     3.31%
   2004.....................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.....................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.....................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.....................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2005.....................    58,197    15.84       922     1.15%        1.07%     8.28%
   2004.....................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.....................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2005.....................   216,188    43.66     9,438     1.15%        2.16%     2.48%
   2004.....................   246,359    42.60    10,495     1.15%        1.85%     6.94%
   2003.....................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002.....................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001.....................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type I:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                           --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2005..........................................    66,290   $11.82   $   784     1.15%        1.08%     1.33%
   2004..........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003..........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002..........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001..........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................   145,662    10.13     1,476     1.15%        1.61%     2.74%
   2004..........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003..........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002..........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001..........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   808,598    19.98    16,155     1.15%        2.89%    11.53%
   2004..........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003..........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002..........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001..........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................   813,814    26.62    21,665     1.15%        2.16%     6.71%
   2004..........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003.......................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002.......................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001.......................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................   116,876    18.05     2,109     1.15%        5.07%     0.83%
   2004..........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003..........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002..........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001..........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Forty Portfolio -- Institutional Shares
   2005..........................................   261,109    26.23     6,848     1.15%        0.21%    11.55%
   2004..........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003..........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002..........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001..........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    52,616    10.26       540     1.15%        0.00%    11.04%
   2004..........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003..........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002..........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001..........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2005............................................   148,354   $ 3.91   $   581     1.15%        0.00%    10.27%
   2004............................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   271,983    27.18     7,394     1.15%        1.21%    30.78%
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   876,513    23.14    20,286     1.15%        0.32%     3.09%
   2004............................................ 1,056,769    22.45    23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   356,682    30.46    10,865     1.15%        0.00%    11.02%
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   756,045    29.92    22,621     1.15%        1.31%     4.65%
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    16,392    13.91       228     1.15%        0.00%     3.83%
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005............................................    54,156    10.74       582     1.15%        0.00%    10.08%
   2004............................................    72,708     9.76       709     1.15%        0.00%     5.38%
   2003............................................   104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................   152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................   274,022    10.83     2,968     1.15%        0.00%   (41.28)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as a Investment
                                                          ------------------ % of Average    Income    Total
Type I:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                         --------- ---------- ------- ------------- ---------- ------
 Old Mutual Large Cap Growth Portfolio
   2005........................................    62,566   $17.22   $ 1,078     1.15%        0.00%     3.36%
   2004........................................    87,458    16.66     1,457     1.15%        0.00%     7.69%
   2003........................................   106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002........................................   132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001........................................   193,697    17.08     3,308     1.15%        0.00%   (29.25)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   500,005    51.12    25,560     1.15%        0.00%    11.04%
   2004........................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003........................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002........................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001........................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2005........................................   346,945    40.03    13,888     1.15%        1.81%     2.70%
   2004........................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003........................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002........................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001........................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................   333,860    56.56    18,882     1.15%        0.97%     3.89%
   2004........................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003........................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002........................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001........................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer Core Bond Fund/VA
   2005........................................   209,812    28.92     6,068     1.15%        5.37%     1.41%
   2004........................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003........................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002........................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001........................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer High Income Fund/VA
   2005........................................   301,955    39.55    11,941     1.15%        6.84%     1.14%
   2004........................................   357,249    39.10    13,968     1.15%        6.77%     7.71%
   2003........................................   464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002........................................   528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001........................................   682,884    30.71    20,971     1.15%       10.37%     0.59%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................   130,828    10.62     1,390     1.15%        4.28%     1.27%
   2004........................................   116,402    10.49     1,221     1.15%        2.55%     3.68%
   2003........................................    50,696    10.12       513     1.15%        2.87%     1.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005...............................................   241,681   $16.54   $  3,997     1.15%        1.08%     5.31%
   2004...............................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003...............................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002...............................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001...............................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005...............................................   170,630    14.65      2,500     1.15%        5.74%     1.29%
   2004...............................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003...............................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002...............................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001...............................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................    26,665    12.88        343     1.15%        1.93%     2.13%
   2004...............................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003...............................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002...............................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001...............................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2005............................................... 2,999,894    18.99     56,975     1.40%        0.24%    10.47%
   2004............................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003............................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 3,546,154    11.50     40,770     1.40%        0.00%    15.25%
   2004............................................... 4,648,749     9.98     46,373     1.40%        0.00%    14.94%
   2003............................................... 5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   789,677    13.92     10,989     1.40%        1.27%     3.14%
   2004...............................................   896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003...............................................   848,567    12.30     10,441     1.40%        0.82%    23.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005..........................................  1,774,494   $18.61   $ 33,032     1.40%        1.59%     3.56%
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2005..........................................    868,238    14.61     12,681     1.40%        5.42%     4.80%
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..........................................  1,528,719    18.25     27,901     1.40%        8.41%     1.23%
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..........................................  1,011,194    29.87     30,207     1.40%        2.89%     2.59%
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005..........................................  5,652,873    37.79    213,602     1.40%        0.32%    15.31%
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005..........................................  3,959,444    50.93    201,651     1.40%        2.16%     4.39%
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..........................................  2,672,894    16.15     43,176     1.40%        1.61%     6.13%
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets      Expenses as a Investment
                                                                ------------------- % of Average    Income    Total
Type II:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................. 1,336,383   $11.98   $ 16,015     1.40%        0.98%     7.37%
   2004.............................................. 1,746,541    11.16     19,493     1.40%        0.57%     5.69%
   2003.............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002.............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001.............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 1,799,080    49.03     88,215     1.40%        0.53%     4.32%
   2004.............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003.............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002.............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001.............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,537,782    19.93     30,651     1.40%        0.00%    16.37%
   2004.............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003..............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................. 1,243,108    29.26     36,368     1.40%        1.20%    17.39%
   2004.............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003.............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002..............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001.............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005..............................................   527,506    11.14      5,876     1.40%        1.38%     8.94%
   2004..............................................     2,616    10.23         27     1.40%        0.00%     2.26%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005..............................................   758,677     9.70      7,356     1.40%        2.48%    (4.27)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 2,433,400    13.60     33,098     1.40%        4.78%     0.61%
   2004.............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003.............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002.............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001.............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2005.............................................. 1,016,254    16.99     17,262     1.40%        1.08%    16.55%
   2004.............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003..............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002..............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001..............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type II:                       Units    Unit Value   000s    Net Assets     Ratio     Return
--------                     ---------- ---------- -------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................  2,297,865   $23.70   $ 54,460     1.40%        2.32%    10.18%
   2004.....................  2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003.....................  3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002.....................  4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001.....................  4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2005.....................  3,704,428    16.70     61,855     1.40%        2.71%     1.37%
   2004.....................  4,901,894    16.47     80,741     1.40%        0.96%    (0.46)%
   2003.....................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002..................... 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001..................... 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2005.....................  1,927,270    10.26     19,773     1.40%        0.33%     (012)%
   2004.....................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003.....................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002.....................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001.....................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2005.....................  1,262,845    40.01     50,532     1.40%        5.60%    10.22%
   2004.....................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003.....................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002.....................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001.....................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2005.....................  3,608,987    48.83    176,226     1.40%        1.48%     3.05%
   2004.....................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003.....................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002.....................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001.....................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2005.....................    631,068    15.74      9,930     1.40%        1.07%     8.00%
   2004.....................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003.....................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2005.....................  1,269,956    41.76     53,037     1.40%        2.16%     2.22%
   2004.....................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003.....................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002.....................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001.....................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2005.....................  1,658,096    11.60     19,232     1.40%        1.08%     1.08%
   2004.....................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003.....................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002.....................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001.....................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................  1,706,906   $ 9.94   $ 16,968     1.40%        1.61%     2.48%
   2004..........................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003..........................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002..........................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001..........................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  4,527,563    19.60     88,732     1.40%        2.89%    11.25%
   2004..........................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003..........................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002..........................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001..........................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................  6,322,375    25.95    164,037     1.40%        2.16%     6.45%
   2004..........................................  8,481,388    24.37    206,729     1.40%        2.11%     7.01%
   2003.......................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002.......................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001.......................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................  1,424,517    17.59     25,058     1.40%        5.07%     0.58%
   2004..........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003..........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002..........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001..........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Forty Portfolio -- Institutional Shares
   2005..........................................  2,421,583    25.66     62,140     1.40%        0.21%    11.27%
   2004..........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003..........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002..........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001..........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    398,805    10.11      4,033     1.40%        0.00%    10.76%
   2004..........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003..........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2005..........................................    998,112     3.86      3,852     1.40%        0.00%    10.00%
   2004..........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003..........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,453,109   $26.53   $ 65,087     1.40%        1.21%    30.45%
   2004..........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003..........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,617,633    22.44     81,178     1.40%        0.32%     2.83%
   2004..........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003..........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  2,156,363    29.53     63,688     1.40%        0.00%    10.74%
   2004..........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003..........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,785,636    29.01    109,823     1.40%        1.31%     4.39%
   2004..........................................  5,166,794    27.79    143,588     1.40%        0.95%     3.31%
   2003..........................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................    205,364    13.82      2,837     1.40%        0.00%     3.57%
   2004..........................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003..........................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005..........................................    846,032    10.51      8,889     1.40%        0.00%     9.80%
   2004..........................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003..........................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002..........................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001..........................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005..........................................    715,587    16.85     12,059     1.40%        0.00%     3.10%
   2004..........................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003..........................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002..........................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001..........................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets      Expenses as a Investment
                                                          ------------------- % of Average    Income    Total
Type II:                                          Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                        --------- ---------- -------- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   974,140   $48.90   $ 47,635     1.40%        0.00%    10.76%
   2004........................................ 1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003........................................ 1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002........................................ 2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001........................................ 2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005........................................   933,070    38.29     35,730     1.40%        1.81%     2.44%
   2004........................................ 1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003........................................ 1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002........................................ 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001........................................ 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................ 1,442,428    54.10     78,038     1.40%        0.97%     3.63%
   2004........................................ 1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003........................................ 2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002........................................ 2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001........................................ 3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005........................................ 1,491,249    27.66     41,255     1.40%        5.37%     1.16%
   2004........................................ 1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003........................................ 2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002........................................ 3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001........................................ 3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer High Income Fund/VA
   2005........................................ 1,092,771    37.83     41,339     1.40%        6.84%     0.89%
   2004........................................ 1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003........................................ 1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002........................................ 2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001........................................ 2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................ 1,447,218    10.55     15,272     1.40%        4.28%     1.02%
   2004........................................ 1,668,114    10.45     17,426     1.40%        2.55%     3.42%
   2003........................................ 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005........................................   959,486    16.24     15,582     1.40%        1.08%     5.04%
   2004........................................ 1,309,764    15.46     20,250     1.40%        1.41%     8.83%
   2003........................................ 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002........................................ 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001........................................ 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005.......................................... 1,252,128   $14.39   $18,013     1.40%        5.74%     1.04%
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005..........................................   421,306    12.65     5,328     1.40%        1.93%     1.88%
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005..........................................   452,525    14.61     6,612     1.55%        0.49%     3.80%
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005..........................................   751,697     8.08     6,076     1.55%        0.06%     7.16%
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2005..........................................   461,192     6.51     3,003     1.55%        0.00%     5.82%
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005..........................................   223,912    12.32     2,758     1.55%        1.31%    15.89%
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.......................................... 1,204,825     7.97     9,606     1.55%        0.81%     4.03%
   2004.......................................... 1,405,859     7.66    10,775     1.55%        0.44%     4.14%
   2003.......................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002.......................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001.......................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005............................................... 4,303,992   $ 9.16   $39,428     1.55%        0.24%    10.31%
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 2,854,634     9.45    26,982     1.55%        0.00%    15.08%
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    85,878    13.91     1,195     1.55%        0.00%     2.05%
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 4,431,167    11.80    52,302     1.55%        1.27%     2.98%
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   319,168    12.09     3,859     1.55%        0.96%    14.72%
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................... 1,331,560     8.02    10,676     1.55%        0.00%    13.07%
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005...............................................   212,512    10.29     2,186     1.55%        0.00%     3.24%
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................    46,808   $ 9.96   $   466     1.55%        3.74%    (0.45)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................    48,924     6.99       342     1.55%        0.00%     2.02%
   2004............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 1,391,910    10.49    14,601     1.55%        4.08%     2.26%
   2004............................................   860,149    10.26     8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2005............................................   265,731    13.11     3,485     1.55%        0.00%     5.38%
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     9,970    10.83       108     1.55%        0.02%     1.97%
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    35,061    10.98       385     1.55%        0.39%     1.04%
   2004............................................    19,230    10.87       209     1.55%        2.26%     8.71%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................     6,414    11.06        71     1.55%        0.00%    10.58%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    33,044    11.81       390     1.55%        0.00%     8.77%
   2004............................................    14,204    10.86       154     1.55%        0.17%     8.57%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    55,502    12.15       674     1.55%        1.51%     8.41%
   2004............................................    26,493    11.21       297     1.55%       19.09%    12.09%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005............................................ 1,385,532    11.01    15,254     1.55%        1.59%     3.40%
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
---------                                           --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2005............................................   613,764   $ 8.00   $  4,913     1.55%        5.42%     4.64%
   2004............................................   731,805     7.65      5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07      5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95      4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95      7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005............................................ 1,683,889    11.68     19,664     1.55%        8.41%     1.07%
   2004............................................ 2,126,172    11.55     24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62     25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83     15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85     13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   905,372    13.02     11,790     1.55%        8.21%     0.69%
   2004............................................ 1,199,926    12.93     15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92     15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94      7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96      3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   503,458    16.37      8,242     1.55%        0.00%     9.17%
   2004............................................   374,357    15.00      5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30      3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................ 1,271,851    10.71     13,626     1.55%        2.89%     2.44%
   2004............................................ 1,494,437    10.46     15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07     16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    49,579    10.58        525     1.55%        1.74%     2.18%
   2004............................................    37,240    10.36        386     1.55%        0.00%     3.56%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................ 9,818,853    13.79    135,431     1.55%        0.32%    15.13%
   2004............................................ 9,382,198    11.98    112,398     1.55%        0.34%    13.69%
   2003............................................ 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................ 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................ 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 3,724,244    12.98     48,337     1.55%        0.13%    14.85%
   2004............................................ 3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003............................................ 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................ 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................ 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005........................................     59,039   $14.02   $    828     1.55%        0.00%    18.82%
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2005........................................  7,016,686    12.77     89,621     1.55%        2.16%     4.23%
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005........................................  3,440,988    11.65     40,070     1.55%        1.84%     3.94%
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2005........................................  3,094,484    10.06     31,143     1.55%        1.61%     5.97%
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2005........................................  1,001,155     9.81      9,826     1.55%        1.34%     5.74%
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2005........................................  1,014,150     7.93      8,038     1.55%        0.98%     7.21%
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2005........................................  5,808,442     8.63     50,123     1.55%        0.53%     4.17%
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2005........................................  1,863,708     7.53     14,031     1.55%        0.28%     3.88%
   2004........................................  1,967,649     7.25     14,261     1.55%        0.13%     1.53%
   2003........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005...........................................  3,920,329   $17.65   $ 69,186     1.55%        0.00%    16.20%
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2005...........................................  1,924,211    12.39     23,847     1.55%        1.20%    17.21%
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...........................................     23,971    11.36        272     1.55%        0.09%     0.85%
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust:
 Franklin Income Securities Fund -- Class 2
   Shares
   2005...........................................    193,835    10.40      2,016     1.55%        0.31%     4.00%
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005...........................................    741,767    11.12      8,250     1.55%        1.38%     8.77%
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  2,881,494    12.64     36,413     1.55%        4.78%     0.46%
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2005...........................................  1,192,932    11.18     13,340     1.55%        1.08%    16.37%
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2005...........................................  4,468,231    16.43     73,417     1.55%        2.32%    10.02%
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2005...........................................  7,167,835    11.01     78,945     1.55%        2.71%     1.22%
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type III:                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                    ---------- ---------- -------- ------------- ---------- ------
 Premier Growth Equity Fund
   2005.....................  3,747,837   $10.16   $ 38,070     1.55%        0.33%    (0.27)%
   2004.....................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003.....................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002.....................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001.....................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2005.....................  1,674,080    27.00     45,199     1.55%        5.60%    10.06%
   2004.....................  1,826,831    24.53     44,816     1.55%        6.13%    30.32%
   2003.....................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2005..................... 15,011,773     9.64    144,696     1.55%        1.48%     2.90%
   2004..................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2005.....................  2,413,487    15.28     36,883     1.55%        1.07%     7.84%
   2004.....................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2005.....................  6,615,034    12.43     82,206     1.55%        2.16%     2.07%
   2004.....................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2005.....................  3,050,878    10.57     32,246     1.55%        1.08%     0.93%
   2004.....................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2005.....................    882,830    10.06      8,877     1.55%        1.18%     2.45%
   2004.....................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type III:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.........................................  1,223,599   $11.18   $ 13,685     1.55%        1.61%     2.33%
   2004.........................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.........................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.........................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.........................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2005.........................................  3,702,698    23.29     86,225     1.55%        2.89%    11.09%
   2004.........................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.........................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.........................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.........................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.........................................    105,612    14.53      1,534     1.55%        0.00%     7.95%
   2004.........................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.........................................     43,030    12.57        541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.........................................  7,003,899    12.66     88,642     1.55%        2.16%     6.28%
   2004.........................................  8,567,290    11.91    102,016     1.55%        2.11%     6.85%
   2003......................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002......................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001......................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2005.........................................  2,353,339    11.13     26,189     1.55%        2.08%     6.00%
   2004.........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003.........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002.........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001.........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.........................................    987,896    12.95     12,795     1.55%        5.07%     0.43%
   2004.........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003.........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002.........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001.........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Forty Portfolio -- Institutional Shares
   2005.........................................  5,017,923    11.93     59,848     1.55%        0.21%    11.11%
   2004.........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003.........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002.........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001......................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005..........................................    731,095   $ 9.83   $  7,183     1.55%        0.01%    10.82%
   2004..........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003..........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002..........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001..........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    576,033    10.03      5,776     1.55%        0.00%    10.59%
   2004..........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003..........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002..........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001..........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2005..........................................  1,233,835     3.83      4,721     1.55%        0.00%     9.83%
   2004..........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003..........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002..........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001..........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,688,659    15.89     42,719     1.55%        1.21%    30.25%
   2004..........................................  2,467,668    12.20     30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2005..........................................    528,101    11.07      5,848     1.55%        1.04%    29.91%
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  6,021,524     8.32     50,094     1.55%        0.32%     2.68%
   2004..........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003..........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002.......................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001.......................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................    502,840     7.06      3,552     1.55%        0.12%     2.41%
   2004..........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003..........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002..........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001..........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  4,180,828   $10.40   $ 43,468     1.55%        0.00%    10.58%
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................    542,886     7.22      3,920     1.55%        0.00%    10.30%
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  4,584,314     9.32     42,749     1.55%        1.31%     4.23%
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................    657,885     7.22      4,753     1.55%        1.18%     3.94%
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005..........................................    786,685     6.97      5,481     1.55%        0.14%     2.62%
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005..........................................    551,663     8.98      4,954     1.55%        0.31%     5.37%
   2004..........................................    599,081     8.52      5,106     1.55%        0.44%     9.41%
   2003..........................................    635,728     7.79      4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49      3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37      3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................  1,216,273     9.45     11,489     1.55%        0.00%     3.41%
   2004..........................................  1,391,242     9.13     12,708     1.55%        0.00%     4.57%
   2003..........................................  1,909,855     8.74     16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65      4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90      4,181     1.55%        0.00%    (6.73)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   172,654   $10.32   $ 1,782     1.55%        0.02%     3.24%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,002,837    11.55    11,582     1.55%        0.54%    14.77%
   2004............................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003............................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002............................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001............................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   398,797    14.54     5,800     1.55%        0.00%     5.79%
   2004............................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003............................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   412,204    18.08     7,451     1.55%        1.00%    17.68%
   2004............................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003............................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................ 1,662,299    11.64    19,354     1.55%        0.00%    10.60%
   2004............................................ 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003............................................ 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002............................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001............................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................   157,401    15.55     2,448     1.55%        0.00%    10.26%
   2004............................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003............................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2005............................................ 1,442,108    13.90    20,042     1.55%        1.81%     2.29%
   2004............................................ 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003............................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002............................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001............................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   190,090    11.17     2,123     1.55%        1.26%     2.07%
   2004............................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................ 3,259,047    11.32    36,879     1.55%        0.97%     3.48%
   2004............................................ 3,991,038    10.94    43,645     1.55%        0.33%     5.28%
   2003............................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type III:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005..........................................   223,436   $13.33   $ 2,979     1.55%        0.72%     3.25%
   2004..........................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003..........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Core Bond Fund/VA
   2005.......................................... 1,612,504    12.69    20,467     1.55%        5.37%     1.00%
   2004.......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003.......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002.......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001.......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005.......................................... 2,022,013    13.01    26,304     1.55%        0.86%    12.30%
   2004.......................................... 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003.......................................... 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002.......................................... 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001..........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2005.......................................... 1,307,831    12.17    15,921     1.55%        6.84%     0.74%
   2004.......................................... 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003.......................................... 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002.......................................... 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001.......................................... 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.......................................... 1,333,888     9.83    13,109     1.55%        1.19%     4.11%
   2004.......................................... 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003.......................................... 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002.......................................... 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001..........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005..........................................   394,614    17.36     6,852     1.55%        0.00%     8.02%
   2004..........................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003..........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005..........................................    50,984    10.41       531     1.55%        5.04%     4.07%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005..........................................   299,743    12.54     3,759     1.55%        3.15%     3.52%
   2004..........................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003..........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002..........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001..........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,991,006   $13.25   $26,379     1.55%        6.51%     2.51%
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,419,979    13.99    19,870     1.55%        4.27%     3.13%
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    84,504     9.98       844     1.55%        2.45%    (0.16)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 5,539,596    12.59    69,747     1.55%        4.28%     0.87%
   2004............................................. 5,339,433    12.48    66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   107,394    16.72     1,795     1.55%        0.00%    19.39%
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2005.............................................    86,137     9.16       789     1.55%        0.00%    12.27%
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 Natural Resources Portfolio -- Class II
   2005.............................................   105,453    14.85     1,566     1.55%        0.00%    48.51%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2005.............................................     7,938    11.31        90     1.55%       12.89%    15.66%
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
 SP William Blair International Growth Portfolio --
   Class II
   2005.............................................     1,902    10.07        19     1.55%        1.76%    14.01%
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,550,783   $ 5.15   $ 7,992     1.55%        0.00%    (0.45)%
   2004............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   220,028    14.04     3,090     1.55%        0.64%     2.12%
   2004............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund --
   Class I
   2005............................................ 1,786,873    13.23    23,642     1.55%        1.08%     4.88%
   2004............................................ 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................ 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................ 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................ 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................ 1,370,698    13.93    19,099     1.55%        5.74%     0.89%
   2004............................................ 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................ 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................ 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................ 1,091,102    11.01    12,013     1.55%        5.33%     5.26%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005............................................   722,167    11.72     8,465     1.55%        1.93%     1.72%
   2004............................................   826,709    11.52     9,526     1.55%        1.97%     7.06%
   2003............................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002............................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001............................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       335    10.56         4     1.55%        6.90%     5.59%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................   953,409    12.27    11,700     1.55%        0.95%     2.50%
   2004............................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003............................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002............................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,565    10.12     1,615     1.55%        0.01%     5.98%
   2004............................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003............................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002............................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type IV:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................    32,904   $14.59   $   480     1.60%        0.49%     3.75%
   2004...............................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...............................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................    71,818     8.06       579     1.60%        0.06%     7.10%
   2004...............................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...............................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................    56,599     6.49       368     1.60%        0.00%     5.77%
   2004...............................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...............................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................    26,474    12.31       326     1.60%        1.31%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................    74,743     7.95       594     1.60%        0.81%     3.97%
   2004...............................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...............................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................   521,326     8.67     4,521     1.60%        0.24%    10.25%
   2004...............................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...............................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   288,311     9.14     2,634     1.60%        0.00%    15.02%
   2004...............................................   356,920     7.94     2,835     1.60%        0.00%    14.71%
   2003...............................................   430,824     6.93     2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94     1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81     3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................     4,307    13.89        60     1.60%        0.00%     2.00%
   2004...............................................     6,164    13.62        84     1.60%        0.00%     3.41%
   2003...............................................     3,490    13.17        46     1.60%        0.00%    31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................ 453,906   $11.77   $5,344     1.60%        1.27%     2.93%
   2004............................................ 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................ 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................ 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................ 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................  29,044    12.08      351     1.60%        0.96%    14.67%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................ 118,324     8.00      946     1.60%        0.00%    13.01%
   2004............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................  21,127    10.26      217     1.60%        0.00%     3.19%
   2004............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................     977     9.95       10     1.60%        3.74%    (0.48)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005............................................  11,324     6.97       79     1.60%        0.00%     1.97%
   2004............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................  69,713    10.48      730     1.60%        4.08%     2.21%
   2004............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2005............................................  28,264    13.10      370     1.60%        0.00%     5.32%
   2004............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     545    10.82        6     1.60%        0.02%     1.92%
   2004............................................     545    10.62        6     1.60%        0.00%     6.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                              ------- ---------- ------ ------------- ---------- ------
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................   1,124   $10.97   $   12     1.60%        0.39%     0.99%
   2004..............................................   3,311    10.87       36     1.60%        2.26%     8.68%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,683    12.14       45     1.60%        1.51%     8.36%
   2004..............................................     894    11.21       10     1.60%       19.09%    12.05%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005.............................................. 155,192     9.85    1,529     1.60%        1.59%     3.35%
   2004.............................................. 190,248     9.53    1,813     1.60%        1.46%     8.03%
   2003.............................................. 219,699     8.82    1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02    1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94    3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2005..............................................  68,196     7.63      520     1.60%        5.42%     4.59%
   2004.............................................. 102,417     7.30      747     1.60%        4.55%     8.17%
   2003..............................................  68,122     6.74      459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68      570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59      984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005.............................................. 119,946    11.31    1,357     1.60%        8.41%     1.02%
   2004.............................................. 142,391    11.20    1,594     1.60%        7.21%     8.70%
   2003.............................................. 399,719    10.30    4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57    1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59    1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  78,501    12.99    1,020     1.60%        8.21%     0.64%
   2004.............................................. 103,953    12.91    1,342     1.60%        6.83%     8.40%
   2003.............................................. 356,817    11.90    4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93    1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96      458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  58,370    16.35      954     1.60%        0.00%     9.11%
   2004..............................................  32,286    14.98      484     1.60%        0.00%    12.65%
   2003..............................................  41,392    13.30      551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  97,691    10.45    1,021     1.60%        2.89%     2.39%
   2004.............................................. 120,489    10.20    1,229     1.60%        2.86%     3.78%
   2003.............................................. 126,958     9.83    1,248     1.60%        3.73%    16.09%
   2002.............................................. 150,830     8.47    1,278     1.60%        4.25%   (10.19)%
   2001.............................................. 220,652     9.43    2,081     1.60%        4.48%    (5.63)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................    60,567   $10.57   $   640     1.60%        1.74%     2.13%
   2004.............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................. 1,042,451    13.21    13,773     1.60%        0.32%    15.08%
   2004............................................. 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................. 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002.............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................. 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................   442,401    12.95     5,727     1.60%        0.13%    14.79%
   2004.............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003.............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002.............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001.............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005.............................................     7,069    14.00        99     1.60%        0.00%    18.76%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................   565,704    11.15     6,305     1.60%        2.16%     4.18%
   2004.............................................   708,367    10.70     7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75     7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60     6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30     8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................   375,572    11.61     4,362     1.60%        1.84%     3.89%
   2004.............................................   413,990    11.18     4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21     4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98     2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79     1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   312,942     9.42     2,947     1.60%        1.61%     5.92%
   2004.............................................   449,962     8.89     4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54     4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01     3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54     5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................    80,634     9.79       789     1.60%        1.34%     5.69%
   2004.............................................    85,828     9.26       795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92       747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34       486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97       932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................   194,184     7.55     1,466     1.60%        0.98%     7.16%
   2004.............................................   165,420     7.04     1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68     1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22     1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79     1,824     1.60%        0.43%   (15.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                              --------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Initial Class
   2005..............................................   453,898   $ 8.34   $3,785     1.60%        0.53%     4.11%
   2004..............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003..............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002..............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001.............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................   202,929     7.51    1,524     1.60%        0.28%     3.82%
   2004..............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003..............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002..............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001..............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   317,534    17.60    5,589     1.60%        0.00%    16.14%
   2004..............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003..............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002..............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001..............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................   183,086    11.71    2,143     1.60%        1.20%    17.15%
   2004..............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003..............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002..............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001..............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................     4,590    11.35       52     1.60%        0.09%     0.80%
   2004..............................................     4,440    11.26       50     1.60%        0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    26,755    10.40      278     1.60%        0.31%     3.96%
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................    43,428    11.12      483     1.60%        1.38%     8.72%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   297,231    12.70    3,774     1.60%        4.78%     0.41%
   2004..............................................   361,084    12.64    4,566     1.60%        4.53%     1.77%
   2003..............................................   529,614    12.43    6,580     1.60%        3.51%     1.95%
   2002..............................................   814,908    12.19    9,934     1.60%        3.97%     8.13%
   2001..............................................   257,747    11.27    2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2005..............................................   121,557    10.93    1,329     1.60%        1.08%    16.31%
   2004..............................................   118,767     9.40    1,116     1.60%        1.31%    14.00%
   2003..............................................   136,373     8.25    1,124     1.60%        1.83%    35.71%
   2002..............................................   103,984     6.08      632     1.60%        0.95%   (25.05)%
   2001..............................................   121,898     8.11      989     1.60%        1.49%   (22.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................   476,280   $14.25   $ 6,786     1.60%        2.32%     9.96%
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2005..................... 1,183,264    10.89    12,884     1.60%        2.71%     1.17%
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2005.....................   468,133    10.12     4,739     1.60%        0.33%    (0.32)%
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2005.....................   108,845    24.63     2,681     1.60%        5.60%    10.00%
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2005..................... 1,361,455     8.96    12,204     1.60%        1.48%     2.84%
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2005.....................   227,994    15.24     3,475     1.60%        1.07%     7.79%
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2005.....................   981,004    11.89    11,667     1.60%        2.16%     2.02%
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2005.....................   247,392     9.62     2,379     1.60%        1.08%     0.88%
   2004.....................   291,877     9.53     2,783     1.60%        1.30%     6.44%
   2003.....................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002.....................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001.....................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type IV:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                     --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2005.....................................   150,209   $10.03   $ 1,507     1.60%        1.18%     2.40%
   2004.....................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003.....................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002.....................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001.....................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.....................................   196,415    10.18     1,999     1.60%        1.61%     2.27%
   2004.....................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003.....................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002.....................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001.....................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   386,726    20.60     7,966     1.60%        2.89%    11.03%
   2004.....................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003.....................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002.....................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001.....................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................     7,285    14.51       106     1.60%        0.00%     7.90%
   2004.....................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003.....................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.....................................   554,323    11.96     6,632     1.60%        2.16%     6.23%
   2004.....................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003.....................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002..................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001..................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2005.....................................   187,969    11.10     2,086     1.60%        2.08%     5.95%
   2004.....................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003.....................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002.....................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001.....................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Forty Portfolio -- Institutional Shares
   2005.....................................   424,306    10.43     4,425     1.60%        0.21%    11.05%
   2004.....................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003.....................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002.....................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001..................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005............................................    56,029   $ 9.80   $   549     1.60%        0.01%    10.76%
   2004............................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003............................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002............................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001............................................    96,923     7.79       755     1.60%        0.31%   (23.09)%
 Flexible Bond Portfolio -- Institutional Shares
   2005............................................    75,559    12.83       970     1.60%        5.07%     0.38%
   2004............................................   105,913    12.78     1,354     1.60%        5.18%     2.31%
   2003............................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002............................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001............................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2005............................................    37,181    10.00       372     1.60%        0.00%    10.54%
   2004............................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003............................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002............................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001............................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2005............................................    88,885     3.82       339     1.60%        0.00%     9.77%
   2004............................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003............................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002............................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001............................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   584,753     7.87     4,603     1.60%        0.32%     2.63%
   2004............................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003............................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002............................................ 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001............................................ 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................    39,903     7.05       281     1.60%        0.12%     2.36%
   2004............................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003............................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002............................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001............................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   272,663    15.70     4,280     1.60%        1.21%    30.19%
   2004............................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003............................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002............................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001............................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2005............................................    47,211    11.05       521     1.60%        1.04%    29.84%
   2004............................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003............................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002............................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001............................................    48,624     7.53       366     1.60%        0.35%   (24.66)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   460,102   $ 8.94   $ 4,114     1.60%        0.00%    10.52%
   2004............................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003............................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002............................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001............................................ 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................    33,832     7.20       244     1.60%        0.00%    10.24%
   2004............................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003............................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002............................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001............................................    46,629     5.88       274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   490,481     9.11     4,468     1.60%        1.31%     4.18%
   2004............................................   610,217     8.74     5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................    67,092     7.21       483     1.60%        1.18%     3.89%
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    97,494     6.95       677     1.60%        0.14%     2.57%
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005............................................    92,553     8.96       829     1.60%        0.31%     5.32%
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    73,656     9.42       694     1.60%        0.00%     3.36%
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    15,393    10.32       159     1.60%        0.02%     3.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  62,891   $11.52   $  724     1.60%        0.54%    14.72%
   2004...............................................  78,182    10.04      785     1.60%        1.26%    27.77%
   2003...............................................  53,344     7.86      419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89      270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76      318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  87,443    14.52    1,270     1.60%        0.00%     5.74%
   2004...............................................  57,158    13.74      785     1.60%        0.00%    11.23%
   2003...............................................  30,362    12.35      375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  58,562    18.05    1,057     1.60%        1.00%    17.62%
   2004...............................................  80,597    15.35    1,237     1.60%        0.53%    14.73%
   2003...............................................  35,656    13.38      477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 142,556    10.87    1,549     1.60%        0.00%    10.54%
   2004............................................... 197,116     9.83    1,938     1.60%        0.00%    17.87%
   2003............................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   2,882    15.53       45     1.60%        0.00%    10.20%
   2004...............................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...............................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2005............................................... 150,629    12.94    1,949     1.60%        1.81%     2.23%
   2004............................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003............................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  77,698    11.16      867     1.60%        1.26%     2.02%
   2004...............................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 309,092    10.88    3,364     1.60%        0.97%     3.43%
   2004............................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003............................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005...............................................  72,790    13.31      969     1.60%        0.72%     3.19%
   2004...............................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...............................................  35,817    12.30      440     1.60%        0.00%    22.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type IV:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Core Bond Fund/VA
   2005............................................. 104,082   $12.74   $1,326     1.60%        5.37%     0.95%
   2004............................................. 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003............................................. 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002............................................. 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001............................................. 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 301,751    12.98    3,915     1.60%        0.86%    12.24%
   2004............................................. 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003............................................. 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002............................................. 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001.............................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2005............................................. 106,278    11.74    1,248     1.60%        6.84%     0.68%
   2004............................................. 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003............................................. 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002............................................. 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001............................................. 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 188,098     9.80    1,844     1.60%        1.19%     4.06%
   2004............................................. 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003............................................. 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002............................................. 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001............................................. 140,805     8.84    1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................  28,895    17.34      501     1.60%        0.00%     7.97%
   2004.............................................  28,973    16.06      465     1.60%        0.00%    17.28%
   2003.............................................  24,434    13.70      335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  19,463    10.40      202     1.60%        5.04%     4.03%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................  23,440    12.51      293     1.60%        3.15%     3.47%
   2004.............................................  25,433    12.09      307     1.60%        3.12%     3.88%
   2003.............................................  31,753    11.64      370     1.60%        2.67%     0.63%
   2002.............................................  21,171    11.56      245     1.60%        3.57%     6.46%
   2001.............................................  23,078    10.86      251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 126,570    13.21    1,673     1.60%        6.51%     2.46%
   2004............................................. 321,681    12.90    4,149     1.60%        6.62%     7.79%
   2003............................................. 363,833    11.97    4,354     1.60%        7.39%    20.89%
   2002.............................................  87,630     9.90      868     1.60%        8.21%    (2.77)%
   2001.............................................  67,250    10.18      685     1.60%        8.36%     0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  95,855   $13.96   $ 1,338     1.60%        4.27%     3.08%
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................   7,455     9.98        74     1.60%        2.45%    (0.19)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 895,378    12.56    11,244     1.60%        4.28%     0.82%
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  49,459    16.70       826     1.60%        0.00%    19.33%
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,666    14.61        54     1.60%        0.00%    12.21%
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................  10,936    14.85       162     1.60%        0.00%    48.46%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  41,803     5.14       215     1.60%        0.00%    (0.50)%
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc.:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  34,153    14.02       479     1.60%        0.64%     2.07%
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2005............................................... 148,053    11.96     1,771     1.60%        1.08%     4.83%
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................... 154,005   $13.77   $2,121     1.60%        5.74%     0.84%
   2004............................................... 164,387    13.66    2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................  60,728    11.31      687     1.60%        1.93%     1.67%
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  24,457    10.56      258     1.60%        6.90%     5.56%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 233,199    12.25    2,856     1.60%        0.95%     2.45%
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   7,595    10.10       77     1.60%        0.01%     5.92%
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005...............................................     531     7.68        4     0.75%        0.00%     4.95%
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................     499     6.99        3     0.75%        0.06%     8.02%
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type V:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                               ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Capital Development Fund -- Series I shares
   2005..............................................     974   $12.66   $   12     0.75%        0.00%     8.79%
   2004..............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003..............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002..............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001..............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2005..............................................     283     8.16        2     0.75%        0.84%     4.52%
   2004..............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003..............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002..............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001..............................................      39     6.97        1     0.75%        0.00%   (23.43)%
 AIM V.I. Government Securities Fund -- Series I
   shares
   2005..............................................     945    12.38       12     0.75%        3.28%     0.90%
   2004..............................................     241    12.27        3     0.75%        0.08%     1.79%
   2003..............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002.............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001..............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2005..............................................   3,126     3.03        9     0.75%        0.00%     1.41%
   2004..............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003..............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002..............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001..............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2005..............................................     796     8.60        7     0.75%        2.38%    15.96%
   2004..............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003..............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002..............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001..............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund:
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................   2,378    10.23       24     0.75%        1.61%     6.83%
   2004..............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003..............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002..............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001..............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................     265     8.67        2     0.75%        0.98%     8.08%
   2004..............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003..............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002..............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001..............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                   ----------------- % of Average    Income    Total
Type V:                                    Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                  --------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Initial Class
   2005.................................     1,987   $19.00   $   38     0.75%        0.00%    17.42%
   2004.................................     2,312    16.18       37     0.75%        0.00%    23.98%
   2003.................................     4,695    13.05       61     0.75%        0.41%    37.60%
   2002.................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2005.................................       792    10.42        8     0.75%        1.20%    18.16%
   2004.................................       932     8.81        8     0.75%        1.12%    12.78%
   2003.................................     1,015     7.82        8     0.75%        0.77%    42.29%
   2002.................................       586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2005.................................     2,414    13.13       32     0.75%        4.78%     1.27%
   2004.................................     2,654    12.96       34     0.75%        4.53%     2.64%
   2003.................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002.................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001.................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2005.................................       148     9.69        1     0.75%        1.08%    17.31%
   2004.................................        --     8.26       --     0.75%        1.31%    14.98%
   2003.................................       185     7.19        1     0.75%        1.83%    36.87%
   2002.................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Equity Fund
   2005.................................     3,530    15.89       56     0.75%        2.32%    10.90%
   2004.................................     3,755    14.33       54     0.75%        1.04%    15.15%
   2003.................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002.................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001.................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2005................................. 1,160,037     1.09    1,262     0.75%        2.71%     2.04%
   2004................................. 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................. 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................. 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................. 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2005.................................     1,093     9.37       10     0.75%        0.33%     0.53%
   2004.................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003.................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002.................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001.................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2005.................................     3,206    22.94       74     0.75%        5.60%    10.95%
   2004.................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003.................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002.................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001.................................     3,236    11.79       38     0.75%        5.55%    10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                                 ------ ---------- ---- ------------- ---------- ------
 S&P 500(R) Index Fund
   2005................................................ 18,549   $ 8.92   $166     0.75%        1.48%     3.73%
   2004................................................ 20,658     8.60    178     0.75%        1.59%     9.63%
   2003................................................ 20,532     7.85    161     0.75%        1.39%    27.31%
   2002................................................ 24,977     6.16    154     0.75%        1.19%   (22.95)%
   2001................................................  6,754     8.00     54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2005................................................  2,841    11.69     33     0.75%        2.16%     2.89%
   2004................................................  2,807    11.36     32     0.75%        1.85%     7.38%
   2003................................................  5,419    10.58     57     0.75%        1.69%    19.41%
   2002................................................  7,330     8.86     65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2005................................................  1,492     9.68     14     0.75%        1.08%     1.74%
   2004................................................  5,947     9.51     57     0.75%        1.30%     7.36%
   2003................................................  5,542     8.86     49     0.75%        1.00%    22.35%
   2002................................................  5,033     7.24     36     0.75%        0.92%   (19.87)%
   2001................................................  4,772     9.04     43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Core Equity Portfolio -- Institutional Shares
   2005................................................    901    10.60     10     0.75%        0.10%    14.82%
   2004................................................    674     9.23      6     0.75%        0.13%    12.59%
   2003................................................    360     8.20      3     0.75%        0.17%    22.18%
   2002................................................    332     6.71      2     0.75%        0.35%   (18.88)%
   2001................................................    287     8.27      2     0.75%        0.59%   (12.42)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................    608    13.46      8     0.75%        5.07%     1.24%
   2004................................................    940    13.29     12     0.75%        5.18%     3.19%
   2003................................................ 31,881    12.88    411     0.75%        4.28%     5.60%
   2002................................................ 46,091    12.20    562     0.75%        4.75%     9.65%
   2001................................................    941    11.13     10     0.75%        3.05%     6.93%
 Forty Portfolio -- Institutional Shares
   2005................................................    392     8.78      3     0.75%        0.21%    12.00%
   2004................................................    392     7.84      3     0.75%        0.24%    17.34%
   2003................................................    410     6.68      3     0.75%        0.47%    19.63%
   2002................................................    462     5.59      3     0.75%        0.54%   (16.30)%
   2001................................................    649     6.67      4     0.75%        0.39%   (22.26)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  2,773     9.78     27     0.75%        1.21%    31.30%
   2004................................................  3,162     7.45     24     0.75%        0.89%    18.06%
   2003................................................    430     6.31      3     0.75%        1.21%    33.90%
   2002................................................    683     4.71      3     0.75%        0.83%   (26.14)%
   2001................................................    320     6.38      2     0.75%        0.34%   (23.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   259,402   $14.63   $ 3,795     1.50%        0.49%     3.85%
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................... 1,408,972     6.61     9,309     1.50%        0.06%     7.21%
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2005............................................... 1,186,565     4.86     5,766     1.50%        0.00%     5.87%
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   281,122    12.32     3,464     1.50%        1.31%    15.94%
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................... 1,978,886     6.71    13,284     1.50%        0.81%     4.07%
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    49,963    13.93       696     1.50%        0.00%     2.10%
   2004...............................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...............................................    61,807    13.18       815     1.50%        0.00%    31.78%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 5,073,128    11.92    60,479     1.50%        1.27%     3.03%
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   540,189    12.10     6,535     1.50%        0.96%    14.78%
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005......................................... 2,060,844   $ 6.52   $13,442     1.50%        0.00%    13.13%
   2004......................................... 2,271,549     5.77    13,097     1.50%        0.00%     6.72%
   2003......................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002......................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001......................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005.........................................   462,188     8.49     3,922     1.50%        0.00%     3.29%
   2004.........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003.........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002.........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001.........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.........................................       245    14.38         4     1.50%        0.56%     3.07%
   2004.........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra(R) Fund -- Class I
   2005.........................................       162    13.00         2     1.50%        0.00%     0.64%
   2004.........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.........................................    13,595     9.96       135     1.50%        3.74%    (0.41)%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2005.........................................     1,983     9.91        20     1.50%        2.98%     1.13%
   2004.........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005.........................................   731,935     6.09     4,458     1.50%        0.00%     2.07%
   2004.........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.........................................   664,782    10.48     6,966     1.50%        4.08%     2.31%
   2004.........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Worldwide Health Sciences Fund
   2005.........................................   166,296    14.69     2,443     1.50%        0.00%     5.43%
   2004.........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     2,735   $10.84   $    30     1.50%        0.02%     2.02%
   2004............................................     2,802    10.63        30     1.50%        0.00%     6.25%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    71,429    10.99       785     1.50%        0.39%     1.09%
   2004............................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    15,084    11.06       167     1.50%        0.00%    10.62%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    14,558    11.82       172     1.50%        0.00%     8.82%
   2004............................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................   100,305    12.16     1,220     1.50%        1.51%     8.46%
   2004............................................    30,059    11.21       337     1.50%       19.09%    12.13%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 1,154,901    12.04    13,901     1.50%        8.21%     0.74%
   2004............................................ 1,327,126    11.95    15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   581,184    16.39     9,526     1.50%        0.00%     9.22%
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    63,676    10.59       674     1.50%        1.74%     2.23%
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 5,186,128    11.85    61,441     1.50%        0.13%    14.90%
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    35,480    14.04       498     1.50%        0.00%    18.87%
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 3,664,645   $12.27   $44,981     1.50%        1.84%     3.99%
   2004.............................................. 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003.............................................. 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002.............................................. 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001.............................................. 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 1,088,443     9.60    10,444     1.50%        1.34%     5.79%
   2004.............................................. 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003.............................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002.............................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001..............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 2,994,132     6.43    19,238     1.50%        0.28%     3.92%
   2004.............................................. 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003.............................................. 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002.............................................. 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001.............................................. 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 4,262,791    17.53    74,722     1.50%        0.00%    16.25%
   2004.............................................. 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003.............................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002.............................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001.............................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    38,577    11.37       439     1.50%        0.09%     0.89%
   2004..............................................    20,713    11.27       233     1.50%        0.00%    12.70%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   227,416    10.40     2,366     1.50%        0.31%     4.03%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................        83    15.79         1     1.50%        1.34%     8.52%
   2004..............................................     1,220    14.55        18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   758,012    11.12     8,430     1.50%        4.78%     0.51%
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2005.............................................. 2,575,427    15.53    39,990     1.50%        2.32%    10.07%
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                  ------------------ % of Average    Income    Total
Type VI:                                  Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2005................................ 2,131,071   $10.48   $22,332     1.50%        2.71%     1.27%
   2004................................ 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003................................ 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................ 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................ 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2005................................ 2,235,864     8.79    19,662     1.50%        0.33%    (0.22)%
   2004................................ 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003................................ 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................ 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2005................................   597,987    17.93    10,721     1.50%        5.60%    10.11%
   2004................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2005................................ 7,010,803     8.46    59,293     1.50%        1.48%     2.94%
   2004................................ 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003................................ 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................ 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................ 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2005................................ 2,295,854    15.63    35,880     1.50%        1.07%     7.89%
   2004................................ 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003................................ 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002................................ 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2005................................ 1,407,131    11.86    16,694     1.50%        2.16%     2.12%
   2004................................ 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2005................................ 1,726,724     9.22    15,917     1.50%        1.08%     0.98%
   2004................................ 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003................................ 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002................................ 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2005................................ 1,241,042     9.80    12,161     1.50%        1.18%     2.50%
   2004................................ 1,309,833     9.56    12,521     1.50%        1.28%     7.93%
   2003................................ 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005................................   179,288    11.38     2,041     1.50%        2.89%    13.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   108,862   $14.55   $ 1,584     1.50%        0.00%     8.00%
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 5,147,580    10.50    54,030     1.50%        2.08%     6.05%
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Forty Portfolio -- Service Shares
   2005.......................................... 1,363,574     8.22    11,204     1.50%        0.01%    10.87%
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   428,782     9.44     4,046     1.50%        0.00%    10.65%
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   785,858     3.76     2,952     1.50%        0.00%     9.88%
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 International Growth Portfolio -- Service Shares
   2005.......................................... 1,344,688     8.99    12,092     1.50%        1.04%    29.97%
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Large Cap Growth Portfolio -- Service Shares
   2005.......................................... 1,220,770     6.06     7,392     1.50%        0.12%     2.46%
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005......................................... 1,583,600   $ 4.87   $ 7,714     1.50%        0.00%    10.35%
   2004......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%
 Worldwide Growth Portfolio -- Service Shares
   2005......................................... 1,656,643     5.95     9,857     1.50%        1.18%     3.99%
   2004......................................... 1,951,656     5.72    11,167     1.50%        0.87%     2.96%
   2003......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005.........................................     2,117    10.83        23     1.50%        4.30%     1.27%
   2004.........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003.........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002.........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2005.........................................        27    16.37         1     1.50%        0.03%     9.04%
   2004.........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003.........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2005.........................................       307    16.64         5     1.50%        0.86%     7.58%
   2004.........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003.........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002.........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2005.........................................        --    16.43        --     1.50%        0.00%     1.87%
   2004.........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2005.........................................        --    13.34        --     1.50%        0.00%    (0.17)%
   2004.........................................       449    13.36         6     1.50%        0.00%     7.85%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005......................................... 1,691,836     6.31    10,671     1.50%        0.14%     2.67%
   2004......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005......................................... 1,029,689     8.75     9,009     1.50%        0.31%     5.42%
   2004......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001.........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................ 1,521,999   $ 8.00   $12,178     1.50%        0.00%     3.46%
   2004............................................ 1,867,578     7.73    14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    32,353    12.66       410     1.50%        0.02%     1.06%
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,618,806    11.34    18,353     1.50%        0.54%    14.83%
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   753,968    14.56    10,980     1.50%        0.00%     5.84%
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   725,361    18.10    13,129     1.50%        1.00%    17.74%
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................    57,536    15.57       896     1.50%        0.00%    10.31%
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   207,455    11.18     2,319     1.50%        1.26%     2.12%
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................   147,798    13.84     2,045     1.50%        0.72%     3.29%
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................ 4,080,686    11.53    47,035     1.50%        0.86%    12.35%
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 2,662,363   $ 8.88   $23,638     1.50%        1.19%     4.16%
   2004............................................. 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   298,597    16.99     5,074     1.50%        0.00%     8.07%
   2004.............................................   361,665    15.72     5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................   207,741    10.41     2,163     1.50%        5.04%     4.10%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   452,852    12.73     5,765     1.50%        3.15%     3.57%
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 2,414,508    13.04    31,491     1.50%        6.51%     2.56%
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,276,247    15.01    19,151     1.50%        4.27%     3.18%
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    30,722     9.99       307     1.50%        2.45%    (0.13)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 6,348,660    13.09    83,080     1.50%        4.28%     0.91%
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   108,719    16.74     1,820     1.50%        0.00%    19.45%
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005............................................    29,925   $14.65   $   438     1.50%        0.00%    12.32%
   2004............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Natural Resources Portfolio -- Class II
   2005............................................    49,596    14.86       737     1.50%        0.00%    48.56%
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,057,008     3.60     3,804     1.50%        0.00%    (0.40)%
   2004............................................ 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................ 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................ 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   243,202    14.06     3,420     1.50%        0.64%     2.17%
   2004............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       323    10.56         3     1.50%        6.90%     5.63%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................        45    15.23         1     1.50%        0.07%     1.72%
   2004............................................        39    14.97         1     1.50%        0.00%    (0.04)%
   2003............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,995,664    12.29    24,532     1.50%        0.95%     2.55%
   2004............................................ 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................ 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   432,422    10.14     4,383     1.50%        0.01%     6.03%
   2004............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................   319,250    14.55     4,645     1.70%        0.49%     3.64%
   2004............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003............................................    60,892    12.89       785     1.70%        0.00%    28.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................   722,162   $ 6.53   $ 4,718     1.70%        0.06%     6.99%
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................   371,246     4.81     1,784     1.70%        0.00%     5.66%
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   125,130    12.30     1,538     1.70%        1.31%    15.71%
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   701,399     6.64     4,656     1.70%        0.81%     3.86%
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    32,039    14.21       455     1.70%        0.00%     1.89%
   2004...............................................    24,392    13.94       340     1.70%        0.00%     3.30%
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 2,330,524    11.79    27,474     1.70%        1.27%     2.82%
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   257,907    12.07     3,113     1.70%        0.96%    14.55%
   2004...............................................     4,986    10.54        53     1.70%        0.00%     5.37%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................   965,778     6.45     6,229     1.70%        0.00%    12.90%
   2004...............................................   952,418     5.71     5,441     1.70%        0.00%     6.50%
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type VII:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                           ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................ 122,293   $ 8.39   $1,026     1.70%        0.00%     3.08%
   2004............................................ 185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................ 196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................ 134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................  62,503     7.42      464     1.70%        0.00%   (14.35)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................  31,593     9.95      314     1.70%        3.74%    (0.55)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................ 109,011     6.02      657     1.70%        0.00%     1.86%
   2004............................................ 118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................ 137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................ 146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................ 127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 755,703    10.40    7,861     1.70%        4.08%     2.10%
   2004............................................ 560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................ 132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................     208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2005............................................  91,773    14.08    1,292     1.70%        0.00%     5.21%
   2004............................................  87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................  61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................   3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................   6,325    10.80       68     1.70%        0.02%     1.81%
   2004............................................     378    10.61        4     1.70%        0.00%     6.11%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................ 155,124    10.96    1,700     1.70%        0.39%     0.88%
   2004............................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................  30,147    11.05      333     1.70%        0.00%    10.46%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................  23,139    11.78      273     1.70%        0.00%     8.60%
   2004............................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  66,356    12.12      804     1.70%        1.51%     8.24%
   2004............................................  21,959    11.20      246     1.70%       19.09%    11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   655,414   $11.90   $ 7,801     1.70%        8.21%     0.54%
   2004............................................   674,150    11.84     7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   402,757    16.30     6,566     1.70%        0.00%     9.00%
   2004............................................   327,625    14.96     4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   150,696    10.55     1,591     1.70%        1.74%     2.02%
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,807,286    11.72    32,889     1.70%        0.13%    14.67%
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    71,052    13.96       992     1.70%        0.00%    18.63%
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 2,141,456    12.14    25,993     1.70%        1.84%     3.78%
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   659,383     9.49     6,257     1.70%        1.34%     5.58%
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2005............................................ 1,301,266     6.35     8,268     1.70%        0.28%     3.71%
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VII:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,880,480   $17.33   $32,597     1.70%        0.00%    16.02%
   2004.............................................. 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003.............................................. 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002..............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001..............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    43,930    11.33       498     1.70%        0.09%     0.69%
   2004..............................................    19,598    11.25       221     1.70%        0.00%    12.55%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   442,711    10.39     4,599     1.70%        0.31%     3.89%
GE Investments Funds, Inc.:
   Income Fund.......................................
   2005..............................................   678,296    11.04     7,487     1.70%        4.78%     0.31%
   2004..............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003..............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002..............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2005.............................................. 1,129,943    15.36    17,350     1.70%        2.32%     9.85%
   2004.............................................. 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003.............................................. 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002..............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001..............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2005.............................................. 1,382,399    10.36    14,326     1.70%        2.71%     1.06%
   2004.............................................. 1,359,548    10.25    13,941     1.70%        0.96%    (0.76)%
   2003.............................................. 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.............................................. 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..............................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2005.............................................. 1,143,240     8.70     9,942     1.70%        0.33%    (0.42)%
   2004.............................................. 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.............................................. 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..............................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..............................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2005..............................................   349,604    17.83     6,234     1.70%        5.60%     9.89%
   2004..............................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..............................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2005.............................................. 3,419,522     8.36    28,599     1.70%        1.48%     2.74%
   2004.............................................. 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.............................................. 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.............................................. 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.............................................. 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type VII:                                      Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                    --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005.....................................   966,620   $15.45   $14,938     1.70%        1.07%     7.68%
   2004.....................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003.....................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002.....................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001.....................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2005..................................... 4,051,644    12.37    50,136     1.70%        2.16%     1.91%
   2004..................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003.....................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2005..................................... 1,168,268     9.12    10,650     1.70%        1.08%     0.77%
   2004..................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003..................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002.....................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001.....................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2005.....................................   640,476     9.69     6,206     1.70%        1.18%     2.30%
   2004.....................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003.....................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002.....................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001.....................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   170,259    11.37     1,936     1.70%        2.89%    13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................    57,145    14.47       827     1.70%        0.00%     7.79%
   2004.....................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003.....................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..................................... 2,514,958    10.38    26,104     1.70%        2.08%     5.84%
   2004..................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003..................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002..................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001.....................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Forty Portfolio -- Service Shares
   2005.....................................   520,861     8.13     4,232     1.70%        0.01%    10.65%
   2004.....................................   500,456     7.34     3,675     1.70%        0.03%    15.96%
   2003.....................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002.....................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001.....................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2005...............................................  83,568   $9.33    $  780     1.70%        0.00%    10.42%
   2004...............................................  95,439    8.45       807     1.70%        0.00%    12.28%
   2003............................................... 100,391    7.53       756     1.70%        0.00%    24.05%
   2002............................................... 101,020    6.07       613     1.70%        0.00%   (30.75)%
   2001............................................... 103,526    8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2005............................................... 173,502    3.71       644     1.70%        0.00%     9.66%
   2004............................................... 256,228    3.39       868     1.70%        0.00%    (1.14)%
   2003............................................... 467,996    3.43     1,604     1.70%        0.00%    43.99%
   2002............................................... 318,267    2.38       757     1.70%        0.00%   (41.94)%
   2001............................................... 185,853    4.10       762     1.70%        0.00%   (38.39)%
 International Growth Portfolio -- Service Shares
   2005............................................... 483,616    8.89     4,301     1.70%        1.04%    29.70%
   2004............................................... 544,891    6.86     3,736     1.70%        0.86%    16.67%
   2003............................................... 593,422    5.88     3,487     1.70%        1.16%    32.25%
   2002............................................... 447,171    4.44     1,985     1.70%        0.90%   (27.02)%
   2001............................................... 264,963    6.09     1,614     1.70%        0.35%   (24.74)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................... 422,265    5.99     2,528     1.70%        0.12%     2.25%
   2004............................................... 487,411    5.86     2,854     1.70%        0.00%     2.43%
   2003............................................... 585,098    5.72     3,345     1.70%        0.00%    29.26%
   2002............................................... 609,116    4.42     2,692     1.70%        0.00%   (27.97)%
   2001............................................... 521,222    6.14     3,200     1.70%        0.00%   (26.19)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................... 450,021    4.82     2,168     1.70%        0.00%    10.13%
   2004............................................... 484,273    4.37     2,118     1.70%        0.00%    18.43%
   2003............................................... 488,442    3.69     1,804     1.70%        0.00%    32.48%
   2002............................................... 458,916    2.79     1,280     1.70%        0.00%   (29.34)%
   2001............................................... 386,562    3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................... 564,234    5.88     3,320     1.70%        1.18%     3.78%
   2004............................................... 658,083    5.67     3,731     1.70%        0.87%     2.75%
   2003............................................... 831,929    5.52     4,590     1.70%        0.83%    21.58%
   2002............................................... 844,883    4.54     3,836     1.70%        0.61%   (26.97)%
   2001............................................... 629,158    6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 553,876    6.24     3,455     1.70%        0.14%     2.46%
   2004............................................... 595,693    6.09     3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265    5.68     4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645    4.71     2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541    6.64     2,201     1.70%        0.05%   (26.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 463,596   $ 8.65   $4,011     1.70%        0.31%     5.21%
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005............................................... 492,215     7.91    3,895     1.70%        0.00%     3.25%
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 184,506    12.58    2,321     1.70%        0.02%     0.86%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................... 713,275    11.21    7,997     1.70%        0.54%    14.60%
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 662,712    14.48    9,599     1.70%        0.00%     5.63%
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 519,231    18.00    9,347     1.70%        1.00%    17.50%
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  30,769    15.43      475     1.70%        0.00%    10.09%
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 240,371    11.14    2,678     1.70%        1.26%     1.92%
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 172,010    13.44    2,313     1.70%        0.72%     3.08%
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,561,191   $11.40   $17,795     1.70%        0.86%    12.13%
   2004............................................. 1,576,650    10.17    16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 1,188,072     8.78    10,431     1.70%        1.19%     3.95%
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   246,928    16.83     4,157     1.70%        0.00%     7.86%
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................    92,471    10.40       961     1.70%        5.04%     3.96%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   143,405    12.59     1,805     1.70%        3.15%     3.36%
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,489,607    12.90    19,212     1.70%        6.51%     2.35%
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   955,206    14.84    14,174     1.70%        4.27%     2.97%
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    70,624     9.97       704     1.70%        2.45%    (0.26)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................ 4,195,522   $12.94   $54,294     1.70%        4.28%     0.71%
   2004............................................ 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005............................................    52,020    16.65       866     1.70%        0.00%    19.21%
   2004............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
 Jennison Portfolio -- Class II Shares
   2005............................................    49,435    14.57       720     1.70%        0.00%    12.09%
   2004............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Natural Resources Portfolio -- Class II
   2005............................................    37,836    14.84       561     1.70%        0.00%    48.35%
Rydex Variable Trust:
 OTC Fund
   2005............................................   405,827     3.56     1,444     1.70%        0.00%    (0.60)%
   2004............................................   524,995     3.58     1,880     1.70%        0.00%     7.49%
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   224,649    13.99     3,142     1.70%        0.64%     1.96%
   2004............................................   216,563    13.72     2,971     1.70%        0.22%     6.24%
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     7,519    10.55        79     1.70%        6.90%     5.48%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,340,627    12.20    16,358     1.70%        0.95%     2.34%
   2004............................................ 1,231,035    11.92    14,676     1.70%        0.64%    15.43%
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,385    10.06     1,604     1.70%        0.01%     5.81%
   2004............................................   179,786     9.51     1,710     1.70%        0.00%     4.96%
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income   Total
Type VIII:                                            Units    Unit Value   000s    Net Assets     Ratio    Return
----------                                          ---------- ---------- -------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................ 19,687,409   $11.86   $233,570     1.50%        2.16%    2.12%
   2004............................................ 11,448,155    11.62    133,002     1.50%        1.85%    6.57%
   2003............................................  4,540,351    10.90     49,490     1.50%        1.69%   18.48%
   2002............................................    616,931     9.20      5,676     1.50%        2.28%   (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I
   shares
   2005............................................        130    14.23          2     1.45%        0.00%    4.22%
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    639,064    14.65      9,362     1.45%        0.49%    3.90%
   2004............................................    583,088    14.10      8,221     1.45%        0.00%    9.23%
   2003............................................    197,609    12.91      2,551     1.45%        0.00%   29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005............................................        312    12.36          4     1.45%        0.72%    2.00%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    119,902    13.83      1,659     1.45%        0.06%    7.26%
   2004............................................    123,237    12.90      1,589     1.45%        0.00%    5.08%
   2003............................................     56,467    12.27        693     1.45%        0.00%   22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005............................................    310,884    12.33      3,833     1.45%        1.31%   16.00%
   2004............................................      4,910    10.63         52     1.45%        0.62%    6.29%
 AIM V.I. Real Estate Fund -- Series II shares
   2005............................................        608    11.49          7     1.45%        2.92%   14.89%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................     72,784    12.80        931     1.45%        0.81%    4.13%
   2004............................................     65,462    12.29        805     1.45%        0.44%    4.24%
   2003............................................     38,071    11.79        449     1.45%        0.31%   17.91%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005............................................  1,394,830    13.90     19,384     1.45%        1.27%    3.08%
   2004............................................  1,164,217    13.48     15,695     1.45%        0.74%    9.61%
   2003............................................    564,218    12.30      6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................    475,641    12.10      5,757     1.45%        0.96%   14.84%
   2004............................................     11,495    10.54        121     1.45%        0.00%    5.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type IX:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...........................................   211,436   $13.90   $ 2,938     1.45%        0.00%   13.18%
   2004...........................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...........................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...........................................   115,316    13.95     1,608     1.45%        0.00%    2.15%
   2004...........................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...........................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005...........................................     2,577    14.20        37     1.45%        0.56%    3.12%
 VP International Fund -- Class I
   2005...........................................        60    15.91         1     1.45%        0.00%   11.62%
 VP Ultra(R) Fund -- Class I
   2005...........................................       244    12.97         3     1.45%        0.00%    0.69%
   2004...........................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2005...........................................     2,335    14.49        34     1.45%        5.94%    3.51%
   2004...........................................     1,208    14.00        17     1.45%        0.00%   12.68%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...........................................    43,718     9.96       436     1.45%        3.74%   (0.38)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio - Initial Shares
   2005...........................................     1,413    15.32        22     1.45%        0.01%    7.59%
   2004...........................................        98    14.24         1     1.45%        0.39%   12.82%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...........................................     5,886     9.96        59     1.45%        2.98%    1.18%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005........................................... 1,312,530    10.52    13,804     1.45%        4.08%    2.36%
   2004........................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...........................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2005...........................................   308,758    13.15     4,060     1.45%        0.00%    5.48%
   2004...........................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...........................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005...........................................    20,328    10.85       221     1.45%        0.02%    2.07%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...........................................   142,471    11.00     1,567     1.45%        0.39%    1.14%
   2004...........................................    66,522    10.88       724     1.45%        2.26%    8.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    35,933   $11.07   $   398     1.45%        0.00%   10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    28,107    11.83       332     1.45%        0.00%    8.87%
   2004............................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    90,563    12.17     1,102     1.45%        1.51%    8.52%
   2004............................................    26,783    11.22       300     1.45%       19.09%   12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   447,075    12.03     5,378     1.45%        8.21%    0.79%
   2004............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   946,863    16.41    15,541     1.45%        0.00%    9.27%
   2004............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   311,644    10.60     3,303     1.45%        1.74%    2.28%
   2004............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,161,311    16.17    34,952     1.45%        0.13%   14.96%
   2004............................................ 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    88,801    14.06     1,248     1.45%        0.00%   18.93%
   2004............................................    35,327    11.82       418     1.45%        0.00%   (0.19)%
   2003............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 1,564,566    14.35    22,454     1.45%        1.84%    4.04%
   2004............................................ 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   387,768    12.61     4,888     1.45%        1.34%    5.85%
   2004............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2005............................................   606,900    13.16     7,986     1.45%        0.28%    3.98%
   2004............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type IX:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,629,294   $19.90   $32,431     1.45%        0.00%   16.31%
   2004.............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003..............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   117,036    11.38     1,332     1.45%        0.09%    0.95%
   2004..............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   719,943    10.41     7,492     1.45%        0.31%    4.07%
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2005..............................................     2,518    12.74        32     1.45%        0.22%   (0.41)%
   2004..............................................        97    12.79         1     1.45%        0.55%    6.37%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................     4,503    14.49        65     1.45%        0.00%    8.96%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................     1,373    16.64        23     1.45%        1.34%    8.58%
   2004..............................................       381    15.33         6     1.45%        1.16%   16.81%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................       118    14.69         2     1.45%        2.95%    2.06%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 1,057,050    10.28    10,871     1.45%        4.78%    0.56%
   2004..............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003..............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2005..............................................   812,313    16.25    13,198     1.45%        2.32%   10.12%
   2004..............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003..............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2005.............................................. 1,251,487    10.03    12,549     1.45%        2.71%    1.32%
   2004.............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003..............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2005.............................................. 1,071,507    12.75    13,663     1.45%        0.33%   (0.17)%
   2004.............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003..............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2005..............................................   607,453    17.95    10,905     1.45%        5.60%   10.17%
   2004..............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003..............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2005.............................................. 2,155,073    13.61    29,334     1.45%        1.48%    3.00%
   2004.............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003..............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income   Total
Type IX:                                            Units   Unit Value   000s    Net Assets     Ratio    Return
--------                                          --------- ---------- -------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005..........................................   935,347   $15.71   $ 14,698     1.45%        1.07%    7.95%
   2004..........................................   689,460    14.56     10,037     1.45%        6.53%   13.48%
   2003..........................................   333,700    12.83      4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2005.......................................... 9,561,715    12.46    119,123     1.45%        2.16%    2.17%
   2004.......................................... 5,993,939    12.19     73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44     18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2005..........................................   617,672    12.65      7,814     1.45%        1.08%    1.03%
   2004..........................................   544,736    12.52      6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75      2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2005..........................................   382,029    13.14      5,020     1.45%        1.18%    2.56%
   2004..........................................   315,289    12.81      4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87      1,548     1.45%        1.55%   18.66%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   217,562    11.39      2,478     1.45%        2.89%   13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   193,593    14.57      2,820     1.45%        0.00%    8.06%
   2004..........................................   132,447    13.48      1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57        529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..........................................   953,492    12.37     11,794     1.45%        2.08%    6.10%
   2004..........................................   792,568    11.66      9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92      3,533     1.45%        1.95%    9.24%
 Forty Portfolio -- Service Shares
   2005..........................................   202,887    15.03      3,050     1.45%        0.01%   10.93%
   2004..........................................   167,326    13.55      2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66        760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2005..........................................   174,684    20.62      3,603     1.45%        1.04%   30.03%
   2004..........................................   219,326    15.86      3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56      1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005..........................................    11,518    10.43        120     1.45%        4.30%    1.32%
   2004..........................................     1,580    10.29         16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2005..........................................     3,226    15.81         51     1.45%        0.86%    7.63%
   2004..........................................        62    14.69          1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2005..........................................     1,147    16.84         19     1.45%        0.00%    1.92%
   2004..........................................        96    16.52          2     1.45%        0.00%   25.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 U.S. Large Cap Core Equity Portfolio
   2005...............................................       209   $13.04   $     3     1.45%        0.00%   (0.12)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................   372,448    12.65     4,713     1.45%        0.14%    2.72%
   2004...............................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................   230,074    13.49     3,103     1.45%        0.31%    5.48%
   2004...............................................   187,963    12.79     2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................   422,328    13.80     5,827     1.45%        0.00%    3.51%
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Strategic Income Series -- Service Class
   Shares
   2005...............................................       302    11.05         3     1.45%        0.00%    0.16%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................   118,192    12.44     1,470     1.45%        0.02%    1.11%
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................   390,453    18.06     7,053     1.45%        0.54%   14.89%
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 1,439,928    14.58    20,998     1.45%        0.00%    5.89%
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2005...............................................   950,101    18.12    17,220     1.45%        1.00%   17.80%
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005...............................................   142,681    15.59     2,224     1.45%        0.00%   10.37%
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   318,406    11.19     3,562     1.45%        1.26%    2.17%
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005.............................................   409,421   $13.37   $ 5,472     1.45%        0.72%    3.35%
   2004.............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003.............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,146,291    18.62    21,347     1.45%        0.86%   12.41%
   2004.............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003.............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.............................................   560,885    13.56     7,604     1.45%        1.19%    4.21%
   2004.............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003.............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   691,830    17.41    12,045     1.45%        0.00%    8.13%
   2004.............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 All Asset Portfolio Advisor -- Class Shares
   2005.............................................   236,432    10.41     2,462     1.45%        5.04%    4.14%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,432,605    12.03    17,240     1.45%        6.51%    2.61%
   2004............................................. 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   528,302    11.00     5,813     1.45%        4.27%    3.23%
   2004.............................................   475,092    10.66     5,064     1.45%        4.15%    6.01%
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................   186,590     9.99     1,864     0.00%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 3,856,246    10.54    40,639     1.45%        4.28%    0.97%
   2004............................................. 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   114,715    16.76     1,923     1.45%        0.00%   19.51%
   2004.............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2005.............................................    48,037    14.67       705     1.45%        0.00%   12.38%
   2004.............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Natural Resources Portfolio -- Class II
   2005............................................    87,097   $14.86   $ 1,294     1.45%        0.00%   48.61%
Rydex Variable Trust:
 OTC Fund
   2005............................................   116,563    13.75     1,602     1.45%        0.00%   (0.35)%
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   334,301    14.08     4,707     1.45%        0.64%    2.22%
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     2,074    10.57        22     1.45%        6.90%    5.66%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................       244    13.42         3     1.45%        0.07%    1.77%
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2005............................................       558    15.23         9     1.45%        1.37%    5.96%
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005............................................       634    18.22        12     1.45%        0.00%    8.19%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,843,968    14.86    27,395     1.45%        0.95%    2.60%
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   224,644    13.22     2,969     1.45%        0.01%    6.08%
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    50,993    10.79       550     1.85%        0.49%    3.48%
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    20,210    10.77       218     1.85%        0.06%    6.83%
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                      Net Assets     Expenses as a Investment
                                                                   ----------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                     ------ ---------- ------ ------------- ---------- ------
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  5,655   $12.27   $   69     1.85%        1.31%   15.53%
   2004....................................................  2,894    10.62       31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  4,063    10.47       43     1.85%        0.81%    3.71%
   2004....................................................  4,408    10.10       45     1.85%        0.44%    1.00%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  3,178    10.07       32     1.85%        0.00%    1.74%
   2004....................................................  1,660     9.90       16     1.85%        0.00%   (0.98)%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.................................................... 51,261    10.78      553     1.85%        1.27%    2.67%
   2004.................................................... 50,807    10.50      534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  2,737    12.05       33     1.85%        0.96%   14.37%
   2004....................................................    425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,385    11.67       16     1.85%        0.00%   12.73%
   2004....................................................  1,392    10.35       14     1.85%        0.00%    3.52%
Eaton Vance Variable Trust:
 VT Floating -- Rate Income Fund
   2005.................................................... 78,201    10.27      803     1.85%        4.08%    1.95%
   2004.................................................... 82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2005.................................................... 25,538    10.32      264     1.85%        0.00%    5.05%
   2004.................................................... 27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust:
   Evergreen VA Omega Fund -- Class 2......................
   2005....................................................  4,898    10.78       53     1.85%        0.02%    1.66%
   2004....................................................  5,105    10.60       54     1.85%        0.00%    6.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 22,338    10.93      244     1.85%        0.39%    0.73%
   2004.................................................... 15,604    10.85      169     1.85%        2.26%    8.49%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  2,172    11.75       26     1.85%        0.00%    8.43%
   2004....................................................  2,062    10.83       22     1.85%        0.17%    8.35%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  8,010    12.09       97     1.85%        1.51%    8.08%
   2004....................................................  8,814    11.19       99     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005.................................................... 28,405    10.77      306     1.85%        8.21%    0.38%
   2004.................................................... 25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 82,966    11.73      973     1.85%        0.00%    8.83%
   2004.................................................... 93,674    10.78    1,010     1.85%        0.00%    7.79%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  35,193   $10.53   $  370     1.85%        1.74%    1.87%
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 214,346    12.55    2,690     1.85%        0.13%   14.50%
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................  10,501    11.16      117     1.85%        0.00%   18.45%
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  71,098    10.96      779     1.85%        1.84%    3.62%
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................  21,679    10.64      231     1.85%        1.34%    5.42%
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   9,233     9.93       92     1.85%        0.28%    3.56%
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................... 129,199    13.44    1,736     1.85%        0.00%   15.84%
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................  21,192    11.30      240     1.85%        0.09%    0.54%
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................   8,768    10.38       91     1.85%        0.31%    3.78%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................  47,593    10.05      478     1.85%        4.78%    0.15%
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%
 Mid-Cap Equity Fund
   2005...............................................  60,192    12.12      730     1.85%        2.32%    9.68%
   2004...............................................  60,203    11.05      665     1.85%        1.04%   10.52%
 Money Market Fund
   2005...............................................  27,530    10.01      276     1.85%        2.71%    0.91%
   2004...............................................  38,012     9.92      377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2005...............................................  52,526    10.23      537     1.85%        0.33%   (0.58)%
   2004...............................................  41,730    10.29      429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2005...............................................  51,165    13.63      697     1.85%        5.60%    9.72%
   2004...............................................  35,170    12.42      437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2005...............................................  98,397    10.74    1,057     1.85%        1.48%    2.58%
   2004...............................................  92,137    10.47      965     1.85%        1.59%    4.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005...............................................    82,514   $11.60   $   957     1.85%        1.07%    7.51%
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2005............................................... 2,937,461    10.56    31,008     1.85%        2.16%    1.76%
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2005...............................................    42,911    10.42       447     1.85%        1.08%    0.62%
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2005...............................................    39,010    10.71       418     1.85%        1.18%    2.14%
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       882    11.36        10     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005...............................................    15,764    10.78       170     1.85%        0.00%    7.62%
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................    84,527    11.03       933     1.85%        2.08%    5.67%
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Forty Portfolio -- Service Shares
   2005...............................................     1,845    12.42        23     1.85%        0.01%   10.48%
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2005...............................................     8,285    14.21       118     1.85%        1.04%   29.51%
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................    17,590    10.51       185     1.85%        0.14%    2.30%
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................     4,052    11.14        45     1.85%        0.31%    5.05%
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................    21,864    10.00       219     1.85%        0.00%    3.09%
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................    96,024    10.68     1,026     1.85%        0.02%    0.71%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    19,896    13.81       275     1.85%        0.54%   14.42%
   2004...............................................    16,456    12.07       199     1.85%        1.26%   20.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  85,052   $11.56   $  983     1.85%        0.00%    5.47%
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 101,488    12.58    1,277     1.85%        1.00%   17.32%
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   8,023    12.32       99     1.85%        0.00%    9.92%
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 163,805    11.11    1,820     1.85%        1.26%    1.76%
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  39,961    10.47      418     1.85%        0.72%    2.93%
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 128,241    12.39    1,589     1.85%        0.86%   11.96%
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  29,165    10.73      313     1.85%        1.19%    3.79%
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  34,602    11.88      411     1.85%        0.00%    7.69%
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  69,800    10.92      762     1.85%        6.51%    2.19%
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   4,852    10.61       51     1.85%        4.27%    2.81%
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 206,991    10.23    2,118     1.85%        4.28%    0.56%
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   7,208    13.01       94     1.85%        0.00%   19.02%
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value 000s  Net Assets     Ratio    Return
-------                                                     ------ ---------- ---- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005....................................................    328   $11.59   $  4     1.85%        0.00%   11.92%
   2004....................................................    321    10.35      3     1.85%        0.06%    3.53%
 Natural Resources Portfolio -- Class II
   2005....................................................  1,436    14.82     21     1.85%        0.00%   48.20%
Rydex Variable Trust:
 OTC Fund
   2005....................................................  7,745    10.44     81     1.85%        0.00%   (0.75)%
   2004....................................................  7,821    10.52     82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................... 10,526    10.19    107     1.85%        0.64%    1.81%
   2004.................................................... 10,559    10.01    106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 72,848    11.18    815     1.85%        0.95%    2.19%
   2004.................................................... 64,668    10.95    708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  5,151    10.80     56     1.85%        0.01%    5.65%
   2004....................................................  5,205    10.22     53     1.85%        0.00%    2.20%

Type XI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 58,299    11.14    649     1.85%        0.49%    3.48%
   2004.................................................... 42,247    10.76    455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II shares
   2005.................................................... 27,194    12.27    334     1.85%        1.31%   15.53%
   2004....................................................  6,317    10.62     67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  8,880    11.05     98     1.85%        0.81%    3.71%
   2004....................................................  8,908    10.66     95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 44,753    11.10    497     1.85%        1.27%    2.67%
   2004.................................................... 27,125    10.81    293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 46,233    12.05    557     1.85%        0.96%   14.37%
   2004....................................................  4,345    10.53     46     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005.................................................... 27,223    12.30    335     1.85%        0.00%   12.73%
   2004.................................................... 11,112    10.91    121     1.85%        0.00%    9.15%
American Century Variable Portfolios, Inc.:
 VP Ultra(R) Fund -- Class I
   2005....................................................  3,538    10.94     39     1.85%        0.00%    9.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XI:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                              ------- ---------- ------ ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................  12,057   $ 9.93   $  120     1.85%        3.74%   (0.65)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..............................................     804    11.45        9     1.85%        0.01%   14.55%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..............................................   4,252    10.08       43     1.85%        2.98%    0.76%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................  27,209    10.93      297     1.85%        0.39%    0.73%
   2004..............................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................  14,600    12.09      177     1.85%        1.51%    8.08%
   2004..............................................   1,334    11.19       15     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  29,657    10.71      318     1.85%        8.21%    0.38%
   2004..............................................  12,116    10.67      129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 381,414    10.53    4,015     1.85%        1.74%    1.87%
   2004.............................................. 214,116    10.33    2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  59,468    11.37      676     1.85%        1.84%    3.62%
   2004..............................................  17,355    10.97      190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  32,944    10.80      356     1.85%        0.28%    3.56%
   2004..............................................  16,001    10.43      167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  60,009    14.14      848     1.85%        0.00%   15.84%
   2004..............................................  29,081    12.20      355     1.85%        0.00%   22.04%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 595,181    10.38    6,177     1.85%        0.31%    3.78%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   1,209    10.40       13     1.85%        0.22%    3.99%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................   1,584    11.16       18     1.85%        1.34%   11.60%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  63,706    10.25      653     1.85%        4.78%    0.15%
   2004..............................................  40,814    10.23      418     1.85%        4.53%    2.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XI:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005............................................    25,219   $12.57   $   317     1.85%        2.32%    9.68%
   2004............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2005............................................   268,448    10.04     2,695     1.85%        2.71%    0.91%
   2004............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2005............................................    25,455    11.90       303     1.85%        1.07%    7.51%
   2004............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2005............................................ 8,996,013    10.84    97,548     1.85%        2.16%    1.76%
   2004............................................ 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,261    11.36       173     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    28,271    11.39       322     1.85%        0.00%    7.62%
   2004............................................     3,798    10.58        40     1.85%        0.00%    5.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   257,220    11.37     2,924     1.85%        2.08%    5.67%
   2004............................................   128,105    10.76     1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.70        --     1.85%        1.04%   29.51%
   2004............................................    21,993    11.35       250     1.85%        0.86%   13.54%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005............................................     1,157    10.07        12     1.85%        4.30%    0.71%
 International Equity Portfolio
   2005............................................     4,865    11.28        55     1.85%        0.03%   12.81%
 Mid Cap Value Portfolio
   2005............................................     2,645    10.88        29     1.85%        0.86%    8.80%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    15,815    11.10       176     1.85%        0.14%    2.30%
   2004............................................     2,119    10.85        23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    15,613    10.94       171     1.85%        0.00%    3.09%
   2004............................................    13,398    10.61       142     1.85%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   465,086    10.30     4,792     1.85%        0.02%    3.03%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    63,794    11.87       757     1.85%        0.00%    5.47%
   2004............................................    32,887    11.25       370     1.85%        0.00%   12.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XI:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005................................................ 145,933   $12.88   $1,880     1.85%        1.00%   17.32%
   2004................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................ 402,956    11.11    4,478     1.85%        1.26%    1.76%
   2004................................................ 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005................................................  32,893    12.68      417     1.85%        0.00%    7.69%
   2004................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005................................................  39,094    11.04      432     1.85%        6.51%    2.19%
   2004................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005................................................  17,190    10.96      188     1.85%        4.27%    2.81%
   2004................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Low Duration Portfolio -- Advisor Class Shares
   2005................................................ 130,107     9.96    1,296     1.85%        2.45%   (0.37)%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................ 231,271    10.38    2,399     1.85%        4.28%    0.56%
   2004................................................ 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005................................................   3,973    12.21       49     1.85%        0.00%   11.92%
   2004................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  10,582    10.84      115     1.85%        0.64%    1.81%
   2004................................................   8,999    10.65       96     1.85%        0.22%    6.46%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005................................................  13,147    10.54      139     0.00%        6.90%    5.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 105,107    11.57    1,216     1.85%        0.95%    2.19%
   2004................................................  15,109    11.32      171     1.85%        0.64%   13.23%

Type XII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  26,035    11.12      290     1.95%        0.49%    3.38%
   2004................................................  10,413    10.76      112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  20,859    12.26      256     1.95%        1.31%   15.41%
   2004................................................      18    10.62        1     1.95%        0.62%    6.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   6,373   $11.03   $   70     1.95%        0.81%    3.60%
   2004...............................................   5,648    10.65       60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................  32,113    11.08      356     1.95%        1.27%    2.56%
   2004...............................................  12,931    10.81      140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................  30,684    12.03      369     1.95%        0.96%   14.26%
   2004...............................................   4,595    10.53       48     1.95%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................  13,560    12.28      167     1.95%        0.00%   12.61%
   2004...............................................   3,602    10.91       39     1.95%        0.00%    9.07%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................   5,577     9.93       55     1.95%        3.74%   (0.72)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................  13,187    10.91      144     1.95%        0.39%    0.63%
   2004...............................................   3,813    10.84       41     1.95%        2.26%    8.41%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................  16,343    12.07      197     1.95%        1.51%    7.97%
   2004...............................................   2,498    11.18       28     1.95%       19.09%   11.79%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................   9,024    10.70       97     1.95%        8.21%    0.28%
   2004...............................................   3,057    10.67       33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................... 193,962    10.51    2,038     1.95%        1.74%    1.76%
   2004...............................................  91,441    10.33      944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  34,287    11.35      389     1.95%        1.84%    3.52%
   2004...............................................  15,898    10.97      174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................  16,249    10.78      175     1.95%        0.28%    3.45%
   2004...............................................     384    10.42        4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................  44,142    14.11      623     1.95%        0.00%   15.72%
   2004...............................................  16,419    12.20      200     1.95%        0.00%   21.96%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 391,077    10.37    4,056     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XII:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................    28,818   $10.23   $   295     1.95%        4.78%    0.05%
   2004............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2005............................................     7,131    12.55        89     1.95%        2.32%    9.57%
   2004............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2005............................................   150,019    10.02     1,504     1.95%        2.71%    0.81%
   2004............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2005............................................     7,528    11.88        89     1.95%        1.07%    7.40%
   2004............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2005............................................ 4,782,115    10.83    51,767     1.95%        2.16%    1.65%
   2004............................................ 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,837    11.35       180     1.95%        2.89%   13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    24,984    11.37       284     1.95%        0.00%    7.51%
   2004............................................    11,344    10.57       120     1.95%        0.00%    5.72%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   158,810    11.35     1,802     1.95%        2.08%    5.57%
   2004............................................    14,502    10.75       156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.68        --     1.95%        1.04%   29.38%
   2004............................................     6,949    11.35        79     1.95%        0.86%   13.46%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................     5,106    11.08        57     1.95%        0.14%    2.20%
   2004............................................       627    10.84         7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................     5,703    10.92        62     1.95%        0.00%    2.99%
   2004............................................     1,785    10.60        19     1.95%        0.00%    6.04%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   198,345    10.30     2,042     1.95%        0.02%    2.96%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    42,972    11.85       509     1.95%        0.00%    5.36%
   2004............................................    18,129    11.25       204     1.95%        0.00%   12.47%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005...............................................  93,312   $12.86   $1,200     1.95%        1.00%   17.20%
   2004...............................................  39,132    10.97      429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 323,610    11.09    3,590     1.95%        1.26%    1.66%
   2004...............................................  47,184    10.91      515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  27,464    12.66      348     1.95%        0.00%    7.58%
   2004...............................................   8,840    11.77      104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  35,042    11.03      386     1.95%        6.51%    2.09%
   2004...............................................  10,569    10.80      114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  27,793    10.94      304     1.95%        4.27%    2.71%
   2004...............................................   9,496    10.65      101     1.95%        4.15%    6.52%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  91,098     9.96      907     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 141,148    10.36    1,462     1.95%        4.28%    0.45%
   2004...............................................  64,017    10.31      660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   9,775    12.19      119     1.95%        0.00%   11.81%
   2004...............................................     836    10.90        9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  15,186    10.82      164     1.95%        0.64%    1.70%
   2004...............................................   5,016    10.64       53     1.95%        0.22%    6.39%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  12,504    10.53      132     1.95%        6.90%    5.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  76,220    11.55      880     1.95%        0.95%    2.09%
   2004...............................................  16,006    11.32      181     1.95%        0.64%   13.16%

Type XIII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................  20,493    10.74      220     2.10%        0.49%    3.22%
   2004...............................................  17,323    10.41      180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................   7,156    10.72       77     2.10%        0.06%    6.56%
   2004...............................................   7,209    10.06       73     2.10%        0.00%    0.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    630   $10.42   $  7     2.10%        0.81%    3.44%
   2004....................................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  2,122    10.03     21     2.10%        0.00%    1.48%
   2004....................................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 36,191    10.73    388     2.10%        1.27%    2.41%
   2004.................................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  4,868    12.01     58     2.10%        0.96%   14.08%
   2004....................................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  8,478    11.61     98     2.10%        0.00%   12.44%
   2004....................................................  7,049    10.33     73     2.10%        0.00%    3.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  6,820    10.22     70     2.10%        4.08%    1.69%
   2004....................................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2005....................................................  4,182    10.28     43     2.10%        0.00%    4.79%
   2004....................................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  3,796    10.88     41     2.10%        0.39%    0.47%
   2004....................................................     99    10.83      1     2.10%        2.26%    8.30%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  3,218    11.70     38     2.10%        0.00%    8.16%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,324    12.04     16     2.10%        1.51%    7.81%
   2004....................................................  1,130    11.17     13     2.10%       19.09%   11.67%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    945    10.72     10     2.10%        8.21%    0.13%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 12,713    11.67    148     2.10%        0.00%    8.56%
   2004....................................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  9,266    10.48     97     2.10%        1.74%    1.61%
   2004....................................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 19,333    12.49    241     2.10%        0.13%   14.21%
   2004.................................................... 13,988    10.94    153     2.10%        0.19%    9.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................      63   $11.11   $    1     2.10%        0.00%   18.15%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  17,670    10.90      193     2.10%        1.84%    3.36%
   2004...............................................  12,814    10.55      135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................     249    10.59        3     2.10%        1.34%    5.15%
   2004...............................................     249    10.07        3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   6,164     9.88       61     2.10%        0.28%    3.29%
   2004...............................................   3,921     9.57       38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................   8,336    13.37      111     2.10%        0.00%   15.55%
   2004...............................................   4,543    11.57       53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................   2,331    11.26       26     2.10%        0.09%    0.28%
   2004...............................................     455    11.22        5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................   6,222    10.01       62     2.10%        4.78%   (0.10)%
   2004...............................................   6,209    10.02       62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2005...............................................   8,822    12.06      106     2.10%        2.32%    9.40%
   2004...............................................   8,064    11.03       89     2.10%        1.04%   10.27%
 Money Market Fund
   2005...............................................  30,990     9.97      309     2.10%        2.71%    0.65%
   2004...............................................   2,870     9.90       28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2005...............................................  34,388    10.18      350     2.10%        0.33%   (0.83)%
   2004...............................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2005...............................................   6,258    13.56       85     2.10%        5.60%    9.44%
   2004...............................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2005...............................................   5,040    10.69       54     2.10%        1.48%    2.32%
   2004...............................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2005...............................................  13,823    11.55      160     2.10%        1.07%    7.24%
   2004...............................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2005............................................... 339,798    10.51    3,570     2.10%        2.16%    1.50%
   2004............................................... 260,913    10.35    2,701     2.10%        1.85%    3.51%
 U.S. Equity Fund
   2005...............................................      56    10.37        1     2.10%        1.08%    0.36%
 Value Equity Fund
   2005...............................................     224    10.66        2     2.10%        1.18%    1.88%
   2004...............................................     238    10.46        2     2.10%        1.28%    4.64%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................     16   $11.34   $  1     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005............................................... 13,136    10.73    141     2.10%        0.00%    7.35%
   2004............................................... 12,181     9.99    122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  2,851    10.98     31     2.10%        2.08%    5.41%
   2004...............................................  3,089    10.42     32     2.10%        2.25%    4.18%
 Forty Portfolio -- Service Shares
   2005...............................................  1,869    12.36     23     2.10%        0.01%   10.20%
 International Growth Portfolio -- Service Shares
   2005...............................................  7,459    14.15    106     2.10%        1.04%   29.18%
   2004............................................... 12,609    10.95    138     2.10%        0.86%    9.50%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................    238    11.09      3     2.10%        0.31%    4.78%
   2004...............................................    238    10.58      3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,755     9.96     37     2.10%        0.00%    2.83%
   2004...............................................  3,723     9.68     36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 21,011    11.51    242     2.10%        0.00%    5.20%
   2004............................................... 19,041    10.94    208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 19,313    12.52    242     2.10%        1.00%   17.02%
   2004............................................... 10,725    10.70    115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................    574    11.06      6     2.10%        1.26%    1.50%
   2004...............................................    605    10.90      7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 11,251    10.42    117     2.10%        0.72%    2.67%
   2004............................................... 11,911    10.15    121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 14,836    12.33    183     2.10%        0.86%   11.67%
   2004............................................... 12,740    11.04    141     2.10%        1.10%   10.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  5,366    10.68     57     2.10%        1.19%    3.53%
   2004...............................................  5,474    10.32     56     2.10%        0.69%    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005..................................................  4,671   $11.82   $ 55     2.10%        0.00%    7.42%
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.................................................. 16,888    10.87    184     2.10%        6.51%    1.93%
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005.................................................. 29,246    10.56    309     2.10%        4.27%    2.55%
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Low Duration Portfolio -- Advisor Class Shares
   2005..................................................     79     9.95      1     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 38,526    10.19    392     2.10%        4.28%    0.30%
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2005..................................................  8,374    10.39     87     2.10%        0.00%   (1.00)%
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005..................................................  1,642    10.14     17     2.10%        0.64%    1.55%
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005..................................................  5,514    11.13     61     2.10%        0.95%    1.93%
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2005..................................................  5,471    10.75     59     2.10%        0.01%    5.38%
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 12,724    11.09    141     2.10%        0.49%    3.22%
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  5,175    12.24     63     2.10%        1.31%   15.24%
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    530    11.00      6     2.10%        0.81%    3.44%
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................. 20,999    11.06    232     2.10%        1.27%    2.41%
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XIV:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                             ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................  10,691   $12.01   $  128     2.10%        0.96%   14.08%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     948    12.25       12     2.10%        0.00%   12.44%
   2004..............................................     298    10.90        3     2.10%        0.00%    8.96%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................     922     9.92        9     2.10%        3.74%   (0.82)%
FAM Variable Series Fund, Inc.:
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,486    12.04       42     2.10%        1.51%    7.81%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   4,329    10.67       46     2.10%        8.21%    0.13%
   2004..............................................      79    10.65        1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 150,976    10.48    1,583     2.10%        1.74%    1.61%
   2004..............................................  28,249    10.32      291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  14,551    11.32      165     2.10%        1.84%    3.36%
   2004..............................................     556    10.95        6     2.10%        1.35%    9.55%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  15,460    10.75      166     2.10%        0.28%    3.29%
   2004..............................................   4,967    10.41       52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  19,378    14.08      273     2.10%        0.00%   15.55%
   2004..............................................   7,762    12.18       95     2.10%        0.00%   21.83%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 291,882    10.36    3,024     2.10%        0.31%    3.61%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   5,373    10.20       55     2.10%        4.78%   (0.10)%
 Mid-Cap Equity Fund
   2005..............................................   8,666    12.51      108     2.10%        2.32%    9.40%
   2004..............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2005.............................................. 132,025    10.00    1,320     2.10%        2.71%    0.65%
   2004..............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2005..............................................   6,206    11.85       74     2.10%        1.07%    7.24%
   2004..............................................   1,690    11.05       19     2.10%        6.53%   10.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XIV:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2005............................................. 3,767,110   $10.80   $40,675     2.10%        2.16%    1.50%
   2004.............................................   924,096    10.64     9,831     2.10%        1.85%    6.38%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................     4,880    11.34        55     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................    12,592    11.34       143     2.10%        0.00%    7.35%
   2004.............................................       476    10.56         5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    98,721    11.32     1,118     2.10%        2.08%    5.41%
   2004.............................................    20,112    10.74       216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005.............................................     1,842    11.05        20     2.10%        0.14%    2.04%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     4,389    10.89        48     2.10%        0.00%    2.83%
   2004.............................................     1,128    10.59        12     2.10%        0.00%    5.93%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................   100,856    10.29     1,037     2.10%        0.02%    2.85%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    28,105    11.82       332     2.10%        0.00%    5.20%
   2004.............................................    12,403    11.24       139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    56,038    12.83       719     2.10%        1.00%   17.02%
   2004.............................................    23,413    10.96       257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   124,342    11.06     1,376     2.10%        1.26%    1.50%
   2004.............................................    29,108    10.90       317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................    13,646    12.63       172     2.10%        0.00%    7.42%
   2004.............................................     4,778    11.76        56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    17,565    11.00       193     2.10%        6.51%    1.93%
   2004.............................................     6,209    10.79        67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     6,882    10.91        75     2.10%        4.27%    2.55%
   2004.............................................     5,215    10.64        55     2.10%        4.15%    6.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIV:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005.................................................... 37,809   $ 9.95   $376     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................... 93,460    10.33    966     2.10%        4.28%    0.30%
   2004.................................................... 32,298    10.30    333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005....................................................    630    12.16      8     2.10%        0.00%   11.64%
   2004....................................................    376    10.89      4     2.10%        0.06%    8.94%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005....................................................  5,279    10.79     57     2.10%        0.64%    1.55%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005....................................................  8,463    10.52     89     2.10%        6.90%    5.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 44,062    11.52    508     2.10%        0.95%    1.93%
   2004.................................................... 20,331    11.30    230     2.10%        0.64%   13.04%

Type XV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 17,448    11.07    193     2.20%        0.49%    3.12%
   2004.................................................... 11,143    10.74    120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,841    12.23     96     2.20%        1.31%   15.12%
   2004....................................................  3,295    10.62     35     2.20%        0.62%    6.19%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  7,031    10.99     77     2.20%        0.81%    3.34%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 31,179    11.04    344     2.20%        1.27%    2.30%
   2004....................................................  4,874    10.79     53     2.20%        0.74%    7.88%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 24,441    12.00    293     2.20%        0.96%   13.96%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  3,246    12.23     40     2.20%        0.00%   12.32%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................  2,146     9.91     21     2.20%        3.74%   (0.89)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 14,661    10.86    159     2.20%        0.39%    0.37%
   2004....................................................  1,423    10.82     15     2.20%        2.26%    8.23%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  5,636    12.02     68     2.20%        1.51%    7.70%
   2004....................................................    541    11.16      6     2.20%       19.09%   11.59%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type XV:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005..............................................     8,126   $10.65   $    87     2.20%        8.21%    0.03%
   2004..............................................     2,543    10.65        27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................   106,713    10.47     1,117     2.20%        1.74%    1.50%
   2004..............................................    35,661    10.31       368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................    25,484    11.30       288     2.20%        1.84%    3.25%
   2004..............................................     8,643    10.95        95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................     9,869    10.74       106     2.20%        0.28%    3.19%
   2004..............................................     3,892    10.40        40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................    23,763    14.05       334     2.20%        0.00%   15.43%
   2004..............................................     8,856    12.17       108     2.20%        0.00%   21.75%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   166,804    10.35     1,727     2.20%        0.31%    3.53%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................     9,669    10.18        98     2.20%        4.78%   (0.20)%
   2004..............................................       484    10.21         5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2005..............................................     8,686    12.49       109     2.20%        2.32%    9.29%
   2004..............................................     3,551    11.43        41     2.20%        1.04%   14.31%
 Money Market Fund
   2005..............................................   103,838     9.98     1,036     2.20%        2.71%    0.55%
   2004..............................................    31,741     9.93       315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2005..............................................    10,713    11.83       127     2.20%        1.07%    7.13%
   2004..............................................     2,399    11.04        26     2.20%        6.53%   10.41%
 Total Return Fund
   2005.............................................. 2,187,807    10.78    23,583     2.20%        2.16%    1.40%
   2004..............................................   493,492    10.63     5,246     2.20%        1.85%    6.31%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..............................................    12,067    11.33       137     2.20%        2.89%   13.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..............................................    22,733    11.32       257     2.20%        0.00%    7.24%
   2004..............................................     6,108    10.55        64     2.20%        0.00%    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  62,953   $11.30   $  711     2.20%        2.08%    5.30%
   2004...............................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2005...............................................      --    14.62       --     2.20%        1.04%   29.05%
   2004...............................................   7,684    11.33       87     2.20%        0.86%   13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  10,448    10.87      114     2.20%        0.00%    2.73%
   2004...............................................   3,402    10.59       36     2.20%        0.00%    5.86%
   MFS(R) Total Return Series -- Service Class Shares.
   2005...............................................  26,516    10.28      273     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  32,644    11.80      385     2.20%        0.00%    5.09%
   2004...............................................  10,915    11.23      123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  63,134    12.81      808     2.20%        1.00%   16.90%
   2004...............................................  18,027    10.95      197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 108,541    11.05    1,199     2.20%        1.26%    1.40%
   2004...............................................  54,629    10.89      595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  11,091    12.61      140     2.20%        0.00%    7.31%
   2004...............................................   3,172    11.75       37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  20,911    10.98      230     2.20%        6.51%    1.83%
   2004...............................................   5,298    10.78       57     2.20%        6.62%    7.82%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   2,977    10.89       32     2.20%        4.27%    2.45%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  52,306     9.94      520     2.20%        2.45%   (0.60)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 124,882    10.31    1,288     2.20%        4.28%    0.20%
   2004...............................................  46,520    10.29      479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,516    12.14       43     2.20%        0.00%   11.52%
   2004...............................................   2,403    10.89       26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   9,191    10.77       99     2.20%        0.64%    1.44%
   2004...............................................   4,173    10.62       44     2.20%        0.22%    6.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund -- Class II
   2005..................................................  5,411   $10.51   $ 57     2.20%        6.90%    5.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................. 32,581    11.50    375     2.20%        0.95%    1.83%
   2004..................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................. 13,605    10.24    139     2.00%        4.08%    1.79%
   2004.................................................. 14,516    10.06    146     2.00%        2.99%    0.56%
Fidelity Variable Insurance Products Fund:
 VIP Growth Portfolio -- Service Class 2
   2005..................................................    643     9.90      6     2.00%        0.28%    3.40%
GE Investments Funds, Inc.:
 Income Fund
   2005..................................................    745    10.02      7     2.00%        4.78%    0.00%
 Total Return Fund
   2005.................................................. 57,488    10.53    605     2.00%        2.16%    1.60%
   2004.................................................. 12,068    10.36    125     2.00%        1.85%    3.60%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005..................................................    255     9.98      3     2.00%        0.00%    2.94%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005..................................................    441    12.36      5     2.00%        0.86%   11.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005..................................................    346    10.89      4     2.00%        6.51%    2.04%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 10,982    11.11    122     2.00%        0.49%    3.33%
   2004..................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  6,104    12.25     75     2.00%        1.31%   15.36%
   2004..................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    291    11.02      3     2.00%        0.81%    3.55%
   2004..................................................    289    10.65      3     2.00%        0.44%    6.46%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005..................................................  5,161    11.07     57     2.00%        1.27%    2.51%
   2004..................................................    214    10.80      2     2.00%        0.74%    8.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................   5,530   $12.03   $   67     2.00%        0.96%   14.20%
   2004..............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     465    12.27        6     2.00%        0.00%   12.55%
   2004..............................................     281    10.90        3     2.00%        0.00%    9.04%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................   1,771     9.92       18     2.00%        3.74%   (0.75)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   2,387    10.69       26     2.00%        8.21%    0.23%
   2004..............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................  35,127    10.50      369     2.00%        1.74%    1.71%
   2004..............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................   9,904    11.34      112     2.00%        1.84%    3.47%
   2004..............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,721    10.77      115     2.00%        0.28%    3.40%
   2004..............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   7,970    14.10      112     2.00%        0.00%   15.66%
   2004..............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  13,410    10.22      137     2.00%        4.78%    0.00%
   2004..............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Mid-Cap Equity Fund
   2005..............................................   1,238    12.54       16     2.00%        2.32%    9.51%
 Money Market Fund
   2005..............................................  21,341    10.01      214     2.00%        2.71%    0.76%
   2004..............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Real Estate Securities Fund
   2005..............................................     687    14.95       10     2.00%        5.60%    9.55%
 Small-Cap Value Equity Fund
   2005..............................................   1,109    11.87       13     2.00%        1.07%    7.35%
 Total Return Fund
   2005.............................................. 169,950    10.82    1,838     2.00%        2.16%    1.60%
   2004.............................................. 118,802    10.65    1,265     2.00%        1.85%    6.45%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005..............................................   4,022    11.36       46     2.00%        0.00%    7.46%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  1,799   $11.34   $ 20     2.00%        2.08%    5.51%
   2004...............................................  1,848    10.75     20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................    772    10.91      8     2.00%        0.00%    2.94%
   2004...............................................    121    10.60      1     2.00%        0.00%    6.01%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    355    14.20      5     2.00%        0.54%   14.25%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  2,291    11.84     27     2.00%        0.00%    5.31%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 10,208    12.85    131     2.00%        1.00%   17.14%
   2004...............................................  2,863    10.97     31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 26,332    11.08    292     2.00%        1.26%    1.61%
   2004............................................... 26,364    10.91    288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  6,211    12.65     79     2.00%        0.00%    7.53%
   2004...............................................  1,653    11.77     19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,964    11.02     44     2.00%        6.51%    2.04%
   2004...............................................  1,433    10.80     15     2.00%        6.62%    7.97%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  1,161    10.93     13     2.00%        4.27%    2.66%
   2004...............................................    239    10.65      3     2.00%        4.15%    6.49%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 13,515     9.95    135     2.00%        2.45%   (0.47)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 12,805    10.35    133     2.00%        4.28%    0.40%
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................    248    10.81      3     2.00%        0.64%    1.65%
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  2,098    11.54     24     2.00%        0.95%    2.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVIII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                            ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     181   $12.01   $    2     2.10%        0.96%   14.08%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  10,314    10.48      108     2.10%        1.74%    1.61%
   2004...............................................   3,795    10.32       39     2.10%        0.00%    3.17%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................     152    14.08        2     2.10%        0.00%   15.55%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................     300    10.20        3     2.10%        4.78%   (0.10)%
 Money Market Fund
   2005...............................................     458    10.00        5     2.10%        2.71%    0.65%
 Total Return Fund
   2005............................................... 109,970    10.80    1,187     2.10%        2.16%    1.50%
   2004...............................................  54,290    10.64      578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................   9,565    11.32      108     2.10%        2.08%    5.41%
   2004...............................................   3,651    10.74       39     2.10%        2.25%    7.40%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................     308    11.82        4     2.10%        0.00%    5.20%
 Nations Marsico International Opportunities Portfolio
   2005...............................................     197    12.83        3     2.10%        1.00%   17.02%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   9,774    11.06      108     2.10%        1.26%    1.50%
   2004...............................................   3,610    10.90       39     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................     119    12.63        2     2.10%        0.00%    7.42%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................     112    11.00        1     2.10%        6.51%    1.93%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................     386    10.33        4     2.10%        4.28%    0.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     503    11.52        6     2.10%        0.95%    1.93%

Type XIX:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   1,892    10.83       20     1.95%        0.49%    8.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIX:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................     18   $11.52   $  1     1.95%        0.06%   15.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    915    11.89     11     1.95%        1.31%   18.94%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005....................................................  7,585    10.62     81     1.95%        1.27%    6.20%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 12,224    11.85    145     1.95%        0.96%   18.49%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................    750     9.93      7     1.95%        3.74%   (0.72)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  3,813    10.13     39     1.95%        4.08%    1.33%
 VT Worldwide Health Sciences Fund
   2005....................................................     77    11.22      1     1.95%        0.00%   12.21%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  1,891    10.74     20     1.95%        0.39%    7.36%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005....................................................  4,862    11.03     54     1.95%        0.00%   10.28%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,613    11.91     19     1.95%        1.51%   19.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................  1,288    10.40     13     1.95%        8.21%    3.95%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 10,276    11.90    122     1.95%        0.00%   19.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  6,846    10.57     72     1.95%        1.74%    5.68%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 44,814    11.86    532     1.95%        0.13%   18.64%
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  9,849    10.89    107     1.95%        1.84%    8.90%
 VIP Growth & Income Portfolio -- Service Class 2
   2005....................................................    106    11.06      1     1.95%        1.34%   10.64%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    742    11.14      8     1.95%        0.28%   11.44%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  9,512    12.08    115     1.95%        0.00%   20.82%
 VIP Value Strategies Portfolio -- Service Class 2
   2005....................................................  2,272    11.66     26     1.95%        0.09%   16.56%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,314    10.37    211     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type XIX:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................     1,021   $10.03   $    10     1.95%        4.78%     0.29%
 Mid-Cap Equity Fund
   2005............................................     2,548    11.56        29     1.95%        2.32%    15.64%
 Money Market Fund
   2005............................................     2,028    10.08        20     1.95%        2.71%     0.77%
 Premier Growth Equity Fund
   2005............................................     5,169    10.69        55     1.95%        0.33%     6.94%
 Real Estate Securities Fund
   2005............................................     4,252    11.29        48     1.95%        5.60%    12.86%
 S&P 500(R) Index Fund
   2005............................................    10,486    10.76       113     1.95%        1.48%   (43.38)%
 Small-Cap Value Equity Fund
   2005............................................     9,631    11.30       109     1.95%        1.07%    12.99%
 Total Return Fund
   2005............................................ 3,352,669    10.60    35,547     1.95%        2.16%     6.03%
 U.S. Equity Fund
   2005............................................       136    10.52         1     1.95%        1.08%     5.20%
 Value Equity Fund
   2005............................................     3,721    10.55        39     1.95%        1.18%     5.50%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................     7,269    11.35        83     1.95%        2.89%    13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................     6,688    11.69        78     1.95%        0.00%    16.87%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     4,871    10.92        53     1.95%        2.08%     9.23%
 Forty Portfolio -- Service Shares
   2005............................................     1,282    11.50        15     1.95%        0.01%    15.04%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................        66    12.02         1     1.95%        0.00%    20.15%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................     9,494    10.30        98     1.95%        0.02%     2.96%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................     6,941    11.45        79     1.95%        0.54%    14.48%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    10,339    11.21       116     1.95%        0.00%    12.10%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................     3,715    12.51        46     1.95%        1.00%    25.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIX:                                              Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                              ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  2,610   $11.67   $ 30     1.95%        0.00%   16.75%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  2,746    10.86     30     1.95%        0.72%    8.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 19,407    11.94    232     1.95%        0.86%   19.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................    233    10.88      3     1.95%        1.19%    8.80%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  2,225    11.81     26     1.95%        0.00%   18.07%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005............................................... 10,947    10.38    114     1.95%        5.04%    3.78%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,325    10.49     35     1.95%        6.51%    4.86%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................    615    10.03      6     1.95%        4.27%    0.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................    278     9.96      3     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 14,542    10.00    145     1.95%        4.28%   (0.01)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  7,447    12.28     91     1.95%        0.00%   22.78%
 Natural Resources Portfolio -- Class II
   2005...............................................  7,259    14.81    108     1.95%        0.00%   48.10%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     93    11.41      1     1.95%        0.00%   14.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  2,074    10.94     23     1.95%        0.64%    9.37%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 14,005    10.52    147     1.95%        0.95%    5.16%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................    347    11.37      4     1.95%        0.01%   13.69%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................     2,104   $10.80   $    23     2.20%        0.81%    7.99%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     4,121    11.83        49     2.20%        0.96%   18.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005...............................................       189    10.12         2     2.20%        4.08%    1.16%
 VT Worldwide Health Sciences Fund
   2005...............................................       121    11.20         1     2.20%        0.00%   12.02%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................        44    10.72         1     2.20%        0.39%    7.18%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................        50    11.01         1     2.20%        0.00%   10.09%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................     1,904    11.84        23     2.20%        0.13%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................     2,782    10.87        30     2.20%        1.84%    8.71%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................       154    11.05         2     2.20%        1.34%   10.45%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................       153    11.13         2     2.20%        0.28%   11.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................       957    12.06        12     2.20%        0.00%   20.61%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................        55    11.64         1     2.20%        0.09%   16.36%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................        64    10.01         1     2.20%        4.78%    0.12%
 Real Estate Securities Fund
   2005...............................................     2,450    11.27        28     2.20%        5.60%   12.66%
 Small-Cap Value Equity Fund
   2005...............................................     2,243    11.28        25     2.20%        1.07%   12.80%
 Total Return Fund
   2005............................................... 1,043,975    10.58    11,050     2.20%        2.16%    5.85%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       151    11.33         2     2.20%        2.89%   13.31%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................     2,364    10.90        26     2.20%        2.08%    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XX:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................     49   $10.97   $  1     2.20%        0.14%    9.69%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................    490    10.28      5     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................  9,664    11.19    108     2.20%        0.00%   11.91%
 Nations Marsico International Opportunities Portfolio
   2005................................................  5,755    12.49     72     2.20%        1.00%   24.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................     41    11.92      1     2.20%        0.86%   19.23%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................  2,300    10.86     25     2.20%        1.19%    8.61%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005................................................  1,047    11.79     12     2.20%        0.00%   17.87%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005................................................     54    10.36      1     2.20%        5.04%    3.61%
 High Yield Portfolio -- Administrative Class Shares
   2005................................................     88    10.47      1     2.20%        6.51%    4.69%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................  6,979     9.98     70     2.20%        4.28%   (0.18)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  1,581    10.92     17     2.20%        0.64%    9.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................     63    10.50      1     2.20%        0.95%    4.98%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................  2,250    11.35     26     2.20%        0.01%   13.50%

Type XXII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  8,106    10.50     85     2.05%        0.49%    5.02%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................ 22,579    10.73    242     2.05%        1.31%    7.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  2,568    10.50     27     2.05%        0.81%    4.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XXII:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                             --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................    14,249   $10.50   $   150     2.05%        1.27%    4.98%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................    42,816    10.66       456     2.05%        0.96%    6.57%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................     9,845    10.93       108     2.05%        0.00%    9.33%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................     6,011    10.00        60     2.05%        3.74%    0.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................    31,255    10.48       328     2.05%        0.39%    4.78%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................     4,519    10.58        48     2.05%        1.51%    5.75%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005...............................................     9,771    10.11        99     2.05%        8.21%    1.10%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   130,856    10.32     1,351     2.05%        1.74%    3.22%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................    11,565    10.52       122     2.05%        1.84%    5.17%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................    22,057    10.52       232     2.05%        0.28%    5.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................    27,751    10.66       296     2.05%        0.00%    6.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 2,130,020     9.92    21,130     2.05%        0.31%   (0.80)%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................    19,435    10.02       195     2.05%        4.78%    0.16%
 Mid-Cap Equity Fund
   2005...............................................    14,342    10.52       151     2.05%        2.32%    5.18%
 Money Market Fund
   2005...............................................    69,707    10.04       700     2.05%        2.71%    0.35%
 Small-Cap Value Equity Fund
   2005...............................................    18,574    10.37       193     2.05%        1.07%    3.68%
 Total Return Fund
   2005............................................... 3,862,617    10.38    40,104     2.05%        2.16%    3.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XXII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................  16,475   $10.39   $  171     2.05%        2.89%    3.86%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005...............................................   8,711    10.42       91     2.05%        0.00%    4.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  92,457    10.43      964     2.05%        2.08%    4.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   2,989    10.44       31     2.05%        0.14%    4.36%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................   5,786    10.61       61     2.05%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 406,333    10.18    4,137     2.05%        0.02%    1.81%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  28,213    10.64      300     2.05%        0.00%    6.43%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  42,691    11.16      476     2.05%        1.00%   11.57%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 116,050    10.06    1,167     2.05%        1.26%    0.59%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  22,254    10.58      235     2.05%        0.00%    5.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  21,085    10.11      213     2.05%        6.51%    1.05%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   1,323    10.04       13     2.05%        4.27%    0.38%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 140,073     9.99    1,400     2.05%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  51,217     9.99      512     2.05%        4.28%   (0.13)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   5,141    10.77       55     2.05%        0.00%    7.67%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  14,079    10.30      145     2.05%        0.64%    3.04%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................... 122,807    10.32    1,268     2.05%        6.90%    3.24%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XXII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 52,985   $10.54   $558     2.05%        0.95%    5.39%

Type XXIII:
-----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005....................................................  1,173    10.50     12     2.20%        0.49%    4.98%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    437    10.72      5     2.20%        1.31%    7.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    504    10.49      5     2.20%        0.81%    4.92%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  1,495    10.65     16     2.20%        0.96%    6.53%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    421    10.11      4     2.20%        8.21%    1.06%
Fidelity Variable Insurance Products Fund:
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  1,166    10.51     12     2.20%        1.84%    5.13%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    918    10.52     10     2.20%        0.28%    5.21%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  1,032    10.66     11     2.20%        0.00%    6.59%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,760     9.92    206     2.20%        0.31%   (0.83)%
GE Investments Funds, Inc.:
 Money Market Fund
   2005....................................................  1,229    10.03     12     2.20%        2.71%    0.32%
 Total Return Fund
   2005.................................................... 90,393    10.38    938     2.20%        2.16%    3.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005....................................................    731    10.42      8     2.20%        2.08%    4.24%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.................................................... 11,067    10.06    111     2.20%        1.26%    0.56%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005....................................................    907    10.58     10     2.20%        0.00%    5.75%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005....................................................    123    10.10      1     2.20%        6.51%    1.02%
 Low Duration Portfolio -- Advisor Class Shares
   2005....................................................  2,470     9.99     25     2.20%        2.45%   (0.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XXIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                             ------- ---------- ------ ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................   1,376   $ 9.98   $   14     2.20%        4.28%   (0.16)%

Type XXIV:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  13,948    10.50      146     2.30%        0.49%    4.95%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   7,644    10.72       82     2.30%        1.31%    7.20%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................     457    10.49        5     2.30%        0.81%    4.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................   4,148    10.49       44     2.30%        1.27%    4.91%
 AllianceBernstein International Value Portfolio --
   Class B
   2005................................................  13,657    10.65      145     2.30%        0.96%    6.50%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005................................................   5,607    10.93       61     2.30%        0.00%    9.26%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005................................................   4,163     9.99       42     2.30%        3.74%   (0.06)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005................................................   4,498    10.47       47     2.30%        0.39%    4.72%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................   2,823    10.57       30     2.30%        1.51%    5.69%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     694    10.10        7     2.30%        8.21%    1.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  22,457    10.32      232     2.30%        1.74%    3.16%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................  12,898    10.51      136     2.30%        1.84%    5.10%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   3,713    10.52       39     2.30%        0.28%    5.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................  11,224    10.66      120     2.30%        0.00%    6.57%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 689,417     9.91    6,835     2.30%        0.31%   (0.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XXIV:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................     5,324   $10.01   $    53     2.30%        4.78%    0.10%
 Mid-Cap Equity Fund
   2005.............................................     2,249    10.51        24     2.30%        2.32%    5.12%
 Money Market Fund
   2005.............................................    28,502    10.03       286     2.30%        2.71%    0.30%
 Small-Cap Value Equity Fund
   2005.............................................     8,291    10.36        86     2.30%        1.07%    3.62%
 Total Return Fund
   2005............................................. 1,086,893    10.38    11,278     2.30%        2.16%    3.77%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................    10,589    10.38       110     2.30%        2.89%    3.80%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................     4,287    10.41        45     2.30%        0.00%    4.11%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    33,103    10.42       345     2.30%        2.08%    4.21%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     1,102    10.61        12     2.30%        0.00%    6.06%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................    93,018    10.17       946     2.30%        0.02%    1.75%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    15,061    10.64       160     2.30%        0.00%    6.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    22,566    11.15       252     2.30%        1.00%   11.50%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   113,569    10.05     1,142     2.30%        1.26%    0.53%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................     8,817    10.57        93     2.30%        0.00%    5.73%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    11,917    10.10       120     2.30%        6.51%    0.99%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     3,052    10.03        31     2.30%        4.27%    0.32%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    57,248     9.99       572     2.30%        2.45%   (0.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income   Total
Type XXIV:                                               Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                               ------ ---------- ---- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................. 19,299   $ 9.98   $193     2.30%        4.28%   (0.18)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005.................................................  3,265    10.76     35     2.30%        0.00%    7.61%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................  3,365    10.30     35     2.30%        0.64%    2.98%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005.................................................  3,410    10.32     35     2.30%        6.90%    3.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................. 15,190    10.53    160     2.30%        0.95%    5.33%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                               Table of Contents

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Statements of Income.......................................... F-2

Consolidated Balance Sheets................................................ F-3

Consolidated Statements of Stockholders' Equity............................ F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income

                         (Dollar amounts in millions)

                                                                            Years Ended December 31,
                                                                            -----------------------
                                                                             2005     2004    2003
                                                                            ------  -------  ------
Revenues:
   Net investment income................................................... $411.7  $ 421.0  $538.0
   Net realized investment gains (losses)..................................   (4.5)     5.7     3.9
   Premiums................................................................  103.5     96.8   104.0
   Cost of insurance.......................................................  144.7    142.2   153.1
   Variable product fees...................................................   21.8      9.4   106.3
   Other income............................................................   28.0     24.8    35.5
                                                                            ------  -------  ------
       Total revenues......................................................  705.2    699.9   940.8
                                                                            ------  -------  ------
Benefits and expenses:
   Interest credited.......................................................  269.1    291.2   410.6
   Benefits and other changes in policy reserves...........................  190.4    182.8   245.7
   Acquisition and operating expenses, net of deferrals....................   89.9     63.2   149.0
   Amortization of deferred acquisition costs and intangibles..............  101.0    107.3   118.9
                                                                            ------  -------  ------
       Total benefits and expenses.........................................  650.4    644.5   924.2
                                                                            ------  -------  ------
Income before income taxes and cumulative effect of change in accounting
  principle................................................................   54.8     55.4    16.6
Provision (benefit) for income taxes.......................................   25.3   (143.3)   (3.1)
                                                                            ------  -------  ------
Income before cumulative effect of change in accounting principle..........   29.5    198.7    19.7
Cumulative effect of change in accounting principle, net of tax of $0.4
  million..................................................................     --      0.7      --
                                                                            ------  -------  ------
Net income................................................................. $ 29.5  $ 199.4  $ 19.7
                                                                            ======  =======  ======

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

              (Dollar amounts in millions, except share amounts)

                                                                                December 31,
                                                                             -------------------
                                                                               2005      2004
                                                                             --------- ---------
Assets
Investments:
   Fixed maturities available-for-sale, at fair value....................... $ 5,277.3 $ 7,001.2
   Equity securities available-for-sale, at fair value......................      23.3      26.8
   Commercial mortgage loans................................................   1,042.1   1,207.7
   Policy loans.............................................................     158.3     148.4
   Other invested assets ($332.0 and $0.0 restricted).......................     389.9     466.5
                                                                             --------- ---------
     Total investments......................................................   6,890.9   8,850.6
Cash and cash equivalents...................................................     344.0      26.4
Accrued investment income...................................................      63.6      81.5
Deferred acquisition costs..................................................     321.1     248.1
Goodwill....................................................................        --      57.5
Intangible assets...........................................................     131.6     120.6
Reinsurance recoverable.....................................................   2,307.4   2,753.8
Deferred income tax asset...................................................       0.1       5.9
Other assets................................................................      46.0      56.8
Separate account assets.....................................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total assets........................................................... $18,882.0 $20,837.9
                                                                             ========= =========
Liabilities and Stockholders' equity
Liabilities:
   Future annuity and contract benefits..................................... $ 8,201.5 $ 9,604.6
   Liability for policy and contract claims.................................      82.1      89.4
   Other policyholder liabilities...........................................     207.1     235.9
   Other liabilities ($333.3 and $0.0 restricted)...........................     516.2     681.3
   Separate account liabilities.............................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total liabilities......................................................  17,784.2  19,247.9
                                                                             --------- ---------
Commitments and contingencies
Stockholders' equity:
   Accumulated other comprehensive income:
    Net unrealized investment gains.........................................      12.5      72.0
    Derivatives qualifying as hedges........................................       1.1       3.3
                                                                             --------- ---------
   Total accumulated other comprehensive income.............................      13.6      75.3
   Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued
    and outstanding)........................................................     120.0     120.0
   Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
    issued and outstanding).................................................      25.6      25.6
   Additional paid-in capital...............................................     938.6   1,061.1
   Retained earnings........................................................        --     308.0
                                                                             --------- ---------
     Total stockholders' equity.............................................   1,097.8   1,590.0
                                                                             --------- ---------
     Total liabilities and stockholders' equity............................. $18,882.0 $20,837.9
                                                                             ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                Consolidated Statements of Stockholders' Equity

              (Dollar amounts in millions, except share amounts)


                                                                            Preferred Stock Common Stock  Additional
                                                                            --------------  -------------  Paid-In
                                                                             Share   Amount Share  Amount  Capital
                                                                            -------  ------ ------ ------ ----------
Balances at January 1, 2003................................................ 120,000  $120.0 25,651 $25.6   $1,050.7
Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        9.9
Cash dividends.............................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2003.............................................. 120,000   120.0 25,651  25.6    1,060.6

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        0.5
Cash dividends.............................................................      --      --     --    --         --
Non-cash dividend..........................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2004.............................................. 120,000   120.0 25,651  25.6    1,061.1

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Cash dividends declared and paid...........................................      --      --     --    --         --
Non-cash dividend and other transactions with stockholders.................      --      --     --    --     (122.5)
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2005.............................................. 120,000  $120.0 25,651 $25.6   $  938.6
                                                                            =======  ====== ====== =====   ========

                                                                             Accumulated
                                                                                Other                  Total
                                                                            Comprehensive Retained Stockholders'
                                                                               Income     Earnings    Equity
                                                                            ------------- -------- -------------
Balances at January 1, 2003................................................    $ (9.7)    $ 517.6    $1,704.2
Comprehensive income:
   Net income..............................................................        --        19.7        19.7
   Net unrealized gains on investment securities...........................      99.7          --        99.7
   Derivatives qualifying as hedges........................................      (1.9)         --        (1.9)
                                                                                                     --------
       Total comprehensive income..........................................                             117.5
Contributed capital........................................................        --          --         9.9
Cash dividends.............................................................        --        (9.6)       (9.6)
                                                                               ------     -------    --------
Balances at December 31, 2003..............................................      88.1       527.7     1,822.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --       199.4       199.4
   Net unrealized gains on investment securities...........................     (15.7)         --       (15.7)
   Derivatives qualifying as hedges........................................       2.9          --         2.9
                                                                                                     --------
       Total comprehensive income..........................................                             186.6
Contributed capital........................................................        --          --         0.5
Cash dividends.............................................................        --       (40.0)      (40.0)
Non-cash dividend..........................................................        --      (379.1)     (379.1)
                                                                               ------     -------    --------
Balances at December 31, 2004..............................................      75.3       308.0     1,590.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --        29.5        29.5
   Net unrealized gains on investment securities...........................     (59.5)         --       (59.5)
   Derivatives qualifying as hedges........................................      (2.2)         --        (2.2)
                                                                                                     --------
       Total comprehensive income..........................................                             (32.2)
Cash dividends declared and paid...........................................        --        (9.6)       (9.6)
Non-cash dividend and other transactions with stockholders.................        --      (327.9)     (450.4)
                                                                               ------     -------    --------
Balances at December 31, 2005..............................................    $ 13.6     $    --    $1,097.8
                                                                               ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)

                                                                                     Years Ended December 31,
                                                                                 -------------------------------
                                                                                    2005       2004       2003
                                                                                 ---------  ---------  ---------
Cash flows from operating activities:
   Net income................................................................... $    29.5  $   199.4  $    19.7
   Adjustments to reconcile net income to net cash provided by operating activities:
     Cumulative effect of change in accounting principle, net of tax............        --       (0.7)        --
     Change in future policy benefits...........................................     122.4      341.1      407.5
     Net realized investments (gains) losses....................................       4.5       (5.7)      (3.9)
     Amortization of investment premiums and discounts..........................      18.5       28.3       46.5
     Acquisition costs deferred.................................................     (93.3)     (89.1)    (167.7)
     Amortization of deferred acquisition costs and intangibles.................     101.0      107.3      118.9
     Deferred income taxes......................................................      39.1     (174.0)      18.3
     Change in certain assets:
        Decrease (increase) in:
        Accrued investment income...............................................      13.6       26.6       32.6
        Other, net..............................................................       5.5      (20.4)     (39.0)
     Change in certain liabilities:
        Increase (decrease) in:
        Policy and contract claims..............................................      (4.2)      64.2     (183.9)
        Other policyholder liabilities..........................................     (28.5)      88.6      (59.6)
        Other liabilities.......................................................     (30.2)    (144.1)     303.5
                                                                                 ---------  ---------  ---------
     Net cash from operating activities.........................................     177.9      421.5      492.9
                                                                                 ---------  ---------  ---------
Cash flows from investing activities:
   Short-term investment activity, net..........................................        --       99.6      178.4
   Proceeds from sales and maturities of investment securities and other
    invested assets.............................................................   1,989.4    1,734.9    4,328.0
   Principal collected on mortgage and policy loans.............................     297.0      217.5      268.6
   Purchases of investment securities and other invested assets.................    (940.2)  (1,465.9)  (3,784.0)
   Mortgage loan originations and increase in policy loans......................    (135.6)    (226.5)    (512.3)
                                                                                 ---------  ---------  ---------
        Net cash from investing activities......................................   1,210.6      359.6      478.7
                                                                                 ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts...............................   1,537.6    1,293.0    3,107.0
   Redemption and benefit payments on investment contracts......................  (2,608.6)  (2,024.6)  (4,044.8)
   Proceeds from secured borrowings from affiliate..............................      20.5         --         --
   Proceeds from short-term borrowings..........................................     388.0      251.4      346.5
   Payments on short-term borrowings............................................    (398.8)    (246.9)    (358.3)
   Cash dividends to stockholders...............................................      (9.6)     (40.0)      (9.6)
                                                                                 ---------  ---------  ---------
        Net cash from financing activities......................................  (1,070.9)    (767.1)    (959.2)
                                                                                 ---------  ---------  ---------
        Net change in cash and cash equivalents.................................     317.6       14.0       12.4
   Cash and cash equivalents at beginning of year...............................      26.4       12.4         --
                                                                                 ---------  ---------  ---------
   Cash and cash equivalents at end of year..................................... $   344.0  $    26.4  $    12.4
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life and Annuity Insurance Company ("GLAIC"), formerly known as GE Life and Annuity Assurance Company, and its subsidiaries, Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (h) Securities Lending Activity

   We engaged in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintained effective control over all loaned securities and therefore, continued to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $0.0 million and $406.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $0.0 million and $23.8 million at December 31, 2005 and 2004, respectively.

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2003, there were no significant charges to income recorded as a result our DAC recoverability testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2005, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized DAC, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no impairment charge in 2003. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

  (o) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Dollar amounts in millions)                      2005    2004    2003
----------------------------                     ------  ------  ------
Fixed maturities -- taxable..................... $331.3  $345.2  $458.6
Fixed maturities -- non-taxable.................    0.1     0.1     0.1
Commercial mortgage loans.......................   75.3    77.1    81.8
Equity securities...............................    0.8     0.1     0.9
Other investments...............................    3.4    (1.2)   (2.9)
Policy loans....................................   10.1     7.5    10.8
                                                 ------  ------  ------
Gross investment income before expenses and fees  421.0   428.8   549.3
Expenses and fees...............................   (9.3)   (7.8)  (11.3)
                                                 ------  ------  ------
Net investment income........................... $411.7  $421.0  $538.0
                                                 ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)             2005    2004   2003
----------------------------            ------  -----  ------
Gross realized investment:
   Gains on sale....................... $ 12.0  $10.7  $ 80.2
   Losses on sale......................   (4.3)  (4.1)  (49.9)
   Impairment losses...................  (12.2)  (0.9)  (26.4)
                                        ------  -----  ------
Net realized investments gains (losses) $ (4.5) $ 5.7  $  3.9
                                        ======  =====  ======

  (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                        2005    2004    2003
----------------------------                                                       ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities:
   Fixed maturities............................................................... $ 27.6  $145.4  $204.6
   Equity securities..............................................................    8.0     6.0     3.0
   Restricted other invested assets...............................................   (1.3)     --      --
                                                                                   ------  ------  ------
       Subtotal...................................................................   34.3   151.4   207.6
                                                                                   ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs  (15.1)  (40.7)  (72.6)
Deferred income taxes, net........................................................   (6.7)  (38.7)  (47.3)
                                                                                   ------  ------  ------
       Net unrealized gains on available-for-sale investment securities........... $ 12.5  $ 72.0  $ 87.7
                                                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                    -------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $  72.0  $ 87.7  $(12.0)
                                                                                                -------  ------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..........................................  (120.0)  (52.5)  201.2
   Adjustment to deferred acquisition costs....................................................     6.9    19.7   (10.7)
   Adjustment to present value of future profits...............................................    18.7    12.2   (32.4)
   Provision for deferred income taxes.........................................................    32.0     8.6   (55.9)
                                                                                                -------  ------  ------
       Changes in unrealized gains (losses) on investment securities...........................   (62.4)  (12.0)  102.2
Reclassification adjustments to net realized investment (gains) losses net of deferred taxes of
  $(1.6), $2.0 and $1.4........................................................................     2.9    (3.7)   (2.5)
                                                                                                -------  ------  ------
Net unrealized gains on investment securities as of December 31................................ $  12.5  $ 72.0  $ 87.7
                                                                                                =======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

2005                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   70.2    $  0.5     $ (0.5)   $   70.2
Non-U.S. government................    101.9       9.7       (0.2)      111.4
U.S. corporate.....................  2,784.5      55.8      (23.3)    2,817.0
Non-U.S. corporate.................    455.7      10.1       (5.6)      460.2
Mortgage and asset-backed..........  1,837.4       5.3      (24.2)    1,818.5
                                    --------    ------     ------    --------
   Total fixed maturities..........  5,249.7      81.4      (53.8)    5,277.3
Equity securities..................     15.3       8.0         --        23.3
                                    --------    ------     ------    --------
Total available-for-sale securities $5,265.0    $ 89.4     $(53.8)   $5,300.6
                                    ========    ======     ======    ========

2004                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   51.5    $  0.9     $   --    $   52.4
State and municipal................      0.7        --         --         0.7
Non-U.S. government................     97.9       7.5         --       105.4
U.S. corporate.....................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate.................    782.7      23.0       (2.9)      802.8
Mortgage and asset-backed..........  1,987.2      21.1       (9.0)    1,999.3
                                    --------    ------     ------    --------
   Total fixed maturities..........  6,855.8     186.6      (41.2)    7,001.2
Equity securities..................     20.8       6.0         --        26.8
                                    --------    ------     ------    --------
Total available-for-sale securities $6,876.6    $192.6     $(41.2)   $7,028.0
                                    ========    ======     ======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------


                                                       Gross                                     Gross
                                      Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $   36.9      $ (0.2)          7           $ 13.8       $ (0.3)          3
Government -- non U.S................        12.6        (0.2)         11               --           --          --
U.S. corporate.......................       782.6       (13.7)        164            310.0         (9.7)         64
Corporate -- non U.S.................       155.5        (2.4)         35             83.7         (3.2)         13
Asset backed.........................       538.7        (7.6)         44            109.2         (1.4)         20
Mortgage backed......................       538.1        (8.9)        101            210.8         (6.2)         50
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
% Below cost -- fixed maturities:
(less than)20% Below cost............    $2,064.4      $(33.0)        362           $722.6       $(18.3)        147
20-50% Below cost....................          --          --          --              4.9         (2.5)          3
(greater than)50% Below cost.........          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total fixed maturities...............    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
Investment grade.....................    $1,988.2      $(31.0)        337           $714.3       $(18.0)        140
Below investment grade...............        76.2        (2.0)         25             13.2         (2.8)         10
Not Rated............................          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% are investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------
                                                       Gross                                     Gross
-                                     Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $    7.2      $   --           4           $  0.3       $   --          1
Government -- non U.S................         2.9          --           3               --           --         --
U.S. corporate.......................       494.5       (10.7)        104            267.0        (18.6)        29
Corporate -- non U.S.................       129.0        (2.2)         30             17.3         (0.7)         4
Asset backed.........................       221.6        (1.2)         38              1.6           --          1
Mortgage backed......................       470.9        (6.3)         76             56.1         (1.5)        20
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
% Below cost -- fixed maturities:
(less than)20% Below cost............    $1,324.8      $(19.9)        253           $323.5       $(14.7)        51
20-50% Below cost....................         1.3        (0.5)          2             18.8         (6.1)         4
(greater than)50% Below cost.........          --          --          --               --           --         --
                                         --------      ------         ---           ------       ------         --
Total fixed maturities...............    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
Investment grade.....................    $1,203.8      $(16.6)        223           $208.2       $(11.8)        40
Below investment grade...............       103.0        (3.5)         26            134.1         (9.0)        15
Not Rated............................        19.3        (0.3)          6               --           --         --
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==

   The scheduled maturity distribution of fixed maturities at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                      Estimated
(Dollar amounts in millions)           Amortized cost fair value
----------------------------           -------------- ----------
Due in one year or less...............    $  301.3     $  300.1
Due after one year through five years.     1,378.8      1,390.2
Due after five years through ten years       984.7      1,000.0
Due after ten years...................       747.5        768.5
                                          --------     --------
   Subtotal...........................     3,412.3      3,458.8
Mortgage and asset-backed.............     1,837.4      1,818.5
                                          --------     --------
   Total fixed maturities.............    $5,249.7     $5,277.3
                                          ========     ========

   As of December 31, 2005, $588.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 30.6%, 17.3% and 13.3% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2005, we did not hold any fixed maturities, which individually exceeded 10% of stockholders' equity.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $4.9 million and $5.6 million as of December 31, 2005 and 2004, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                December 31,
                             --------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
      Office................    $  346.8       33.3%      $  356.1       29.5%
      Industrial............       353.7       33.9          386.2       32.0
      Retail................       233.5       22.4          335.9       27.8
      Apartments............        91.5        8.8          105.6        8.7
      Mixed use/other.......        16.6        1.6           23.9        2.0
                                --------      -----       --------      -----
      Total.................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                December 31,
                             --------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
     Pacific................    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic.........       190.1       18.2          255.3       21.1
     Middle Atlantic........       115.5       11.1          129.3       10.7
     East North Central.....       204.0       19.6          215.1       17.8
     Mountain...............        97.8        9.4          101.4        8.4
     West South Central.....        38.6        3.7           65.8        5.4
     West North Central.....        48.1        4.6           52.0        4.3
     East South Central.....        17.3        1.7           15.4        1.3
     New England............        31.3        3.0           40.6        3.4
                                --------      -----       --------      -----
     Total..................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

   For the years ended December 31, 2005 and 2004, respectively, we originated $4.8 million and $28.0 million of mortgages secured by real estate in California, which represents 4.0% and 14.2% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2005 and 2004). Average investment in specifically impaired loans during December 31, 2005, 2004 and 2003 was $0.8 million, $1.1 million and $2.8 million, respectively, and interest income earned on these loans while they were considered impaired was $0.0, $0.0 and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)                2005   2004  2003
----------------------------               -----  -----  -----
Balance as of January 1................... $10.4  $10.4  $ 8.9
Provision charged (released) to operations  (4.6)   1.0    1.5
Transfers.................................    --   (0.6)    --
Amounts written off, net of recoveries....  (1.5)  (0.4)    --
                                           -----  -----  -----
Balance as of December 31................. $ 4.3  $10.4  $10.4
                                           =====  =====  =====

   The allowance for losses on mortgage loans at December 31, 2005, 2004 and 2003 represented 0.4%, 0.9% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million as of December 31, 2005 and 2004.

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2005                      2004
                                 ------------------------  ------------------------
(Dollar amounts in millions)     Carrying value % of total Carrying value % of total
----------------------------     -------------- ---------- -------------- ----------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending..............         --          --         406.9        87.2
Limited partnerships............       48.6        12.4          53.0        11.4
Other investments...............        9.3         2.4           6.6         1.4
                                     ------       -----        ------       -----
Total...........................     $389.9       100.0%       $466.5       100.0%
                                     ======       =====        ======       =====

  Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

   As of December 31, 2005, the amortized cost, gross unrealized gains and losses, and estimated fair value of our restricted other invested assets are as follows:

2005                                     Gross      Gross
----                         Amortized unrealized unrealized Estimated
(Dollar amounts in millions)   cost      gains      losses   fair value
---------------------------- --------- ---------- ---------- ----------
Fixed maturities:
Foreign other...............  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate..............     9.0       0.2       (0.1)        9.1
                              ------      ----      -----      ------
Total restricted securities.  $333.3      $3.1      $(4.4)     $332.0
                              ======      ====      =====      ======

   The scheduled maturity distribution of the restricted fixed maturity portfolio at December 31, 2005 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized Estimated
(Dollar amounts in millions)             cost    fair value
----------------------------           --------- ----------
Due in one year or less...............  $ 24.5     $ 24.5
Due after one year through five years.    95.8       94.3
Due after five years through ten years   168.4      167.6
Due after ten years...................    44.6       45.6
                                        ------     ------
   Total restricted fixed maturities..  $333.3     $332.0
                                        ======     ======

   As of December 31, 2005, $55.9 million of our restricted other invested assets were subject to certain call provisions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As of December 31, 2005, we did not hold any restricted fixed maturity securities, which individually exceeded 10% of stockholders' equity.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                          2005     2004    2003
----------------------------                         ------  -------  ------
Unamortized balance as of January 1................. $255.2  $ 923.8  $843.3
Cost deferred.......................................   93.3     89.1   167.7
Amortization, net...................................  (27.2)   (23.6)  (87.2)
Transfers due to reinsurance transactions with UFLIC     --   (734.1)     --
                                                     ------  -------  ------
Unamortized balance as of December 31...............  321.3    255.2   923.8
Cumulative effect of net unrealized investment gains   (0.2)    (7.1)  (26.8)
                                                     ------  -------  ------
Balance as of December 31........................... $321.1  $ 248.1  $897.0
                                                     ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2005                  2004
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Dollar amounts in millions)                   amount  amortization  amount  amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $142.4     $(41.4)    $123.7     $(27.6)
Capitalized software.........................    37.1      (14.4)      31.1      (11.9)
Deferred sales inducements to contractholders     8.7       (0.8)       5.5       (0.2)
All other....................................     1.0       (1.0)       1.0       (1.0)
                                               ------     ------     ------     ------
Total........................................  $189.2     $(57.6)    $161.3     $(40.7)
                                               ======     ======     ======     ======

   Amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $16.3 million, $23.9 million and $31.7 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005    2004    2003
----------------------------                                               ------  ------  ------
Unamortized balance as of January 1....................................... $129.7  $173.9  $202.2
Interest accreted at 4.9%, 5.2% and 5.4%, respectively....................    6.0     7.1    10.2
Amortization..............................................................  (19.8)  (27.6)  (38.5)
Amounts transferred in connection with reinsurance transactions with UFLIC     --   (23.7)     --
                                                                           ------  ------  ------
Unamortized balance as of December 31.....................................  115.9   129.7   173.9
Accumulated effect of net unrealized investment gains.....................  (14.9)  (33.6)  (45.8)
                                                                           ------  ------  ------
Balance as of December 31................................................. $101.0  $ 96.1  $128.1
                                                                           ======  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 10.2%
                                   2007  8.9%
                                   2008  7.8%
                                   2009  7.1%
                                   2010  6.4%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance by segment and activity was as follows:

                                Retirement
                                 Income &
(Dollar amounts in millions)    Investments Protection Total
----------------------------    ----------- ---------- ------
Balance as of December 31, 2003    $59.8      $57.5    $117.3
Impairment.....................     59.8         --      59.8
                                   -----      -----    ------
Balance as of December 31, 2004       --       57.5      57.5
Impairment.....................       --       57.5      57.5
                                   -----      -----    ------
Balance as of December 31, 2005    $  --      $  --    $   --
                                   =====      =====    ======

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with Union Fidelity Life Insurance Company ("UFLIC"), described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


(5)Reinsurance

   On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company ("FCL"), an affiliate, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $2.0 billion.

   This agreement is accounted for as deposit accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer/ /Variable Annuity ("Retirement Answer") product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. The in-force blocks of general account variable annuities and structured settlements ceded to UFLIC had aggregate policyholder reserves of $2.0 billion and $0.2 billion as of December 31, 2005, respectively, and $2.4 billion and $0.2 billion as of December 31, 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We had $6.9 billion and $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2005, 30.4% of our reinsured life insurance net at risk exposure ceded to one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2005       2004       2003
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $22,219.1  $24,723.4  $26,889.2
Amounts ceded to other companies....  (3,313.6)  (4,045.2)  (4,129.4)
Amounts assumed from other companies   1,638.3    1,863.3    1,970.2
                                     ---------  ---------  ---------
Net in force........................ $20,543.8  $22,541.5  $24,730.0
                                     =========  =========  =========
Percentage of amount assumed to net.       8.0%       8.3%       8.0%
                                     =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

(Dollar amounts in millions)         2005    2004    2003
----------------------------        ------  ------  ------
Direct............................. $113.3  $110.8  $122.9
Assumed............................    3.8     2.5     2.5
Ceded..............................  (13.6)  (16.5)  (21.4)
                                    ------  ------  ------
Net premiums earned................ $103.5  $ 96.8  $104.0
                                    ======  ======  ======
Percentage of amount assumed to net    3.7%    2.6%    2.4%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $20.7 million, $21.3 million and $23.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $157.5 million, $106.2 million and $5.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................  Account
                                             balance        N/A      $5,888.3 $7,267.9
Limited payment contracts..................    (a)     3.5% - 11.25%    203.6    203.5
Traditional life insurance contracts.......    (b)     6.45% - 7.40%    295.8    309.2
Universal life type contracts..............  Account
                                             balance        N/A       1,756.6  1,769.1
Accident and health........................    (c)      4.5% -5.25%      57.2     54.9
                                                                     -------- --------
Total future annuity and contracts benefits                          $8,201.5 $9,604.6
                                                                     ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $1,929.4 million and $1,003.9 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $8.2 million and $3.4 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance is $2.3 million and $0.5 million at December 31, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005     2004    2003
----------------------------                           ------  -------  ------
Current federal income tax............................ $(13.2) $  34.2  $(21.4)
Deferred federal income tax...........................   37.2   (166.6)   18.3
                                                       ------  -------  ------
   Total federal income tax...........................   24.0   (132.4)   (3.1)
                                                       ------  -------  ------
Current state income tax..............................   (0.8)    (3.5)     --
Deferred state income tax.............................    2.1     (7.4)     --
                                                       ------  -------  ------
   Total state income tax.............................    1.3    (10.9)     --
                                                       ------  -------  ------
       Total provision (benefit) for income taxes..... $ 25.3  $(143.3) $ (3.1)
                                                       ======  =======  ======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

(Dollar amounts in millions)                         2005    2004    2003
----------------------------                        -----  ------   -----
Statutory U.S. federal income tax rate.............  35.0%   35.0%   35.0%
State income tax, net of federal income tax benefit   1.6    (4.2)   (0.1)
Non-deductible goodwill impairment.................  36.8    37.8      --
Dividends-received deduction....................... (17.4)  (11.9)  (53.1)
Reinsurance transactions with UFLIC................    --  (315.9)     --
Other, net.........................................  (9.8)    0.4    (0.8)
                                                    -----  ------   -----
   Effective rate..................................  46.2% (258.8)% (19.0)%
                                                    =====  ======   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The components of the net deferred income tax asset as of December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Future annuity and contract benefits.......... $ 55.8 $ 65.7
   Accrued expenses..............................   48.6   17.5
   Deferred tax losses...........................     --   11.0
   Other.........................................   17.5   28.8
                                                  ------ ------
       Total deferred income tax asset...........  121.9  123.0
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.    6.7   38.7
   Net unrealized gains on derivatives...........    0.6    1.9
   Investments...................................    6.1   10.4
   Present value of future profits...............   20.1   22.4
   Deferred acquisition costs....................   57.8    4.5
   Other.........................................   30.5   39.2
                                                  ------ ------
       Total deferred income tax liability.......  121.8  117.1
                                                  ------ ------
       Net deferred income tax asset............. $  0.1 $  5.9
                                                  ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $15.5 million, $38.1 million and $7.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   At December 31, 2005 and 2004, the net deferred income tax asset was $0.1 million and $5.9 million, respectively. At December 31, 2005 and 2004, the current income tax receivable was $1.2 million and $2.6 million, respectively.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $124.7 million, $117.7 million and $47.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $65.0 million, $65.9 million and $93.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $2.5 million, $3.9 million and $10.5 million in 2005, 2004 and 2003, respectively, to GEAM under this agreement. We also pay Genworth, our ultimate parent, for investment related services. We paid $6.3 million and $3.0 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a credit line of $500.0 million with GNA Corporation. Interest expense under this agreement was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003, respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $10.7 million and was included with other liabilities in the Consolidated Balance Sheets.

(9)Commitments and Contingencies

  Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $1.6 million and $6.1 million as of December 31, 2005 and 2004, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   We have limited partnership commitments outstanding of $0.3 million and $0.4 million at December 31, 2005 and December 31, 2004, respectively.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.1 million as of December 31, 2005.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain of our borrowings, certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on market quotes or comparables.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................   $ (a)  $1,042.1  $1,054.7   $  (a)  $1,207.7  $1,252.4
   Other financial instruments.....................     (a)      19.6      27.0      (a)      23.1      27.1
Liabilities:
   Borrowings and related instruments:.............
       Borrowings..................................     (a)        --        --      (a)      10.7      10.7
       Investment contract benefits................     (a)   5,888.3   5,835.0      (a)   7,267.9   7,276.0
Other firm commitments:
   Ordinary course of business lending commitments.    1.6         --        --    31.5         --        --
   Commitments to fund limited partnerships........    0.3         --        --     0.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital-sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

(Dollar amounts in millions)   2005   2004
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $ 96.5 $112.7
   Fixed maturities..........   66.1   86.4
   Other receivables.........   91.5   98.8
                              ------ ------
       Total assets.......... $254.1 $297.9
                              ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities -- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                 December 31,
                             ---------------------
                                2005       2004
                             ---------- ----------
                                  Fair       Fair
(Dollar amounts in millions) Cost value Cost value
---------------------------- ---- ----- ---- -----
Retained interests -- assets $8.0 $10.4 $9.7 $11.5
Servicing assets............   --    --   --    --
Recourse liability..........   --    --   --    --
                             ---- ----- ---- -----
Total....................... $8.0 $10.4 $9.7 $11.5
                             ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2005, we are able to distribute $33.0 million in dividends in 2006 without obtaining regulatory approval.

   In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2005, 2004 and 2003.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2005   2004   2003
----------------------------  ------ ------ ------
Statutory net income (loss).. $144.4 $105.8 $(28.0)
Statutory capital and surplus  476.0  817.2  562.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   Our operations are conducted under two reporting segments corresponding to customer needs: (1) Retirement Income and Investments and (2) Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

   We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of industry segment activity for December 31, 2005, 2004 and 2003:

2005                                                                Retirement
----                                                                Income and             Corporate
(Dollar amounts in millions)                                        Investments Protection and Other Consolidated
----------------------------                                        ----------- ---------- --------- ------------
Net investment income..............................................  $   229.5   $  141.0  $   41.2   $   411.7
Net realized investment losses.....................................         --         --      (4.5)       (4.5)
Premiums...........................................................        0.1      103.4        --       103.5
Other revenues.....................................................       58.6      135.9        --       194.5
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      288.2      380.3      36.7       705.2
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      194.1      265.4        --       459.5
Acquisition and operating expenses, net of deferrals...............       33.3       34.6      22.0        89.9
Amortization of deferred acquisition costs and intangibles.........       20.1       80.9        --       101.0
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      247.5      380.9      22.0       650.4
                                                                     ---------   --------  --------   ---------
   Income (loss) before income taxes...............................       40.7       (0.6)     14.7        54.8
   Provision (benefit) for income taxes............................        3.2       20.2       1.9        25.3
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $    37.5   $  (20.8) $   12.8   $    29.5
                                                                     =========   ========  ========   =========
Total assets.......................................................  $15,507.4   $2,680.0  $  694.6   $18,882.0
                                                                     =========   ========  ========   =========

                                                                    Retirement
                                                                    Income and             Corporate
2004                                                                Investments Protection and Other Consolidated
----                                                                ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income..............................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains......................................         --         --       5.7         5.7
Premiums...........................................................        0.4       96.4        --        96.8
Other revenues.....................................................       40.0      136.4        --       176.4
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      278.9      373.1      47.9       699.9
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      202.4      271.6        --       474.0
Acquisition and operating expenses, net of deferrals...............       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles.........       78.6       28.7        --       107.3
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      298.1      331.4      15.0       644.5
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes............................        8.2       14.8    (166.3)     (143.3)
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax.        0.7         --        --         0.7
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                     =========   ========  ========   =========
Total assets.......................................................  $16,742.4   $2,748.2  $1,347.3   $20,837.9
                                                                     =========   ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

                                                                 Retirement
                                                                 Income and             Corporate
2003                                                             Investments Protection and Other Consolidated
----                                                             ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income (loss)....................................   $402.7      $152.5    $(17.2)     $538.0
Net realized investment gains...................................       --          --       3.9         3.9
Premiums........................................................     (1.7)      105.7        --       104.0
Other revenues..................................................    150.8       143.8       0.3       294.9
                                                                   ------      ------    ------      ------
   Total revenues...............................................    551.8       402.0     (13.0)      940.8
                                                                   ------      ------    ------      ------
Interest credited, benefits and other changes in policy reserves    362.0       294.3        --       656.3
Acquisition and operating expenses, net of deferrals............     46.4        55.3      47.3       149.0
Amortization of deferred acquisition costs and intangibles......     84.9        34.0        --       118.9
                                                                   ------      ------    ------      ------
   Total benefits and expenses..................................    493.3       383.6      47.3       924.2
                                                                   ------      ------    ------      ------
   Income (loss) before income taxes............................     58.5        18.4     (60.3)       16.6
   Provision (benefit) for income taxes.........................     14.7         6.5     (24.3)       (3.1)
                                                                   ------      ------    ------      ------
   Net income (loss)............................................   $ 43.8      $ 11.9    $(36.0)     $ 19.7
                                                                   ======      ======    ======      ======

(15)Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------- -------------
(Dollar amounts in millions)                        2005   2004   2005    2004   2005    2004   2005    2004
----------------------------                       ------ ------ ------  ------ ------  ------ ------  ------
Net investment income............................. $107.8 $129.1 $ 98.1  $ 84.4 $101.5  $100.0 $104.3  $107.5
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Total revenues.................................... $184.1 $232.2 $170.9  $119.0 $172.3  $174.5 $177.9  $174.2
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $ 27.0 $  6.5 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Net income (loss)................................. $ 27.0 $  7.2 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

   The Consolidated Statements of Cash Flows previously reported in our 2005 quarterly reports on Form 10-Q have been revised to reflect changes in the treatment of net receivable/payable from unsettled investment purchases and sales. These changes previously classified within cash flows from operating activities have been reclassified to cash flows from investing activities, as such balances pertained to investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As a result of the revisions, previously reported cash flows from operating activities and cash flows from investing activities were increased or decreased for the following periods:

                                    Three months ended Six months ended Nine months ended
                                       March 31,           June 30,       September 30,
                                    -----------------  ---------------  ----------------
(Dollar amounts in millions)          2005     2004     2005     2004     2005     2004
----------------------------        -------   ------   ------  -------  --------  ------
Net cash from operating activities:
   As originally reported.......... $  41.6   $ 99.1   $143.8  $  35.8  $   73.9  $281.6
   Impact of revisions.............   274.8     59.0     47.4    112.5      99.7   (16.7)
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 316.4   $158.1   $191.2  $ 148.3  $  173.6  $264.9
                                    =======   ======   ======  =======  ========  ======
Net cash from investing activities:
   As originally reported.......... $ 534.4   $169.0   $880.8  $ 308.6  $1,130.1  $231.4
   Impact of revisions.............  (274.8)   (59.0)   (47.4)  (112.5)    (99.7)   16.7
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 259.6   $110.0   $833.4  $ 196.1  $1,030.4  $248.1
                                    =======   ======   ======  =======  ========  ======

   The revisions have no impact on the total change in cash and cash equivalents within our Consolidated Statements of Cash Flows or on our Consolidated Statements of Income or Consolidated Balance Sheets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 10, 2006, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

      Summary of investments -- other than investments in related parties

                               December 31, 2005

                         (Dollar amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   70.2   $   70.2  $   70.2
       Government -- non U.S.........................    101.9      111.4     111.4
       Public utilities..............................    353.9      357.2     357.2
       All other corporate bonds.....................  4,400.7    4,421.6   4,421.6
                                                      --------   --------  --------
          Total fixed maturities.....................  4,926.7    4,960.4   4,960.4
Equity securities....................................     15.3       23.3      23.3
Commercial mortgage loans............................  1,042.1      xxxxx   1,042.1
Policy loans.........................................    158.3      xxxxx     158.3
Other invested assets (1)............................    388.6      xxxxx     387.4
                                                      --------   --------  --------
          Total investments.......................... $6,531.0      xxxxx  $6,571.5
                                                      ========   ========  ========

--------
(1)The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.


   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information

                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract                    Other
                                                    Benefits &                  Policyholder
                                                     Liability                  Liabilities
                                       Deferred   For Policy and                 (Excluding
                                      Acquisition    Contract       Unearned      Unearned   Premium
Segment                                  Costs        Claims        Premiums     Premiums)   Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $245.4       $6,095.0        $   --        $184.0     $  0.1
   Protection........................     75.7        2,188.6          22.2           0.9      103.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $321.1       $8,283.6        $ 22.2        $184.9     $103.5
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $171.0       $7,474.6        $   --        $210.7     $  0.4
   Protection........................     77.1        2,219.4          24.0           1.2       96.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $248.1       $9,694.0        $ 24.0        $211.9     $ 96.8
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.                                                         $ (1.7)
   Protection........................                                                          105.7
   Corporate and Other...............                                                             --
                                                                                              ------
       Total.........................                                                         $104.0
                                                                                              ======

                                                     Interest                   Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Operating Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $229.5       $  194.1        $ 33.3        $ 20.1     $  0.4
   Protection........................    141.0          265.4          34.6          80.9      102.7
   Corporate and Other...............     41.2             --          22.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $411.7       $  459.5        $ 89.9        $101.0     $103.1
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $238.5       $  202.4        $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3          271.6          31.1          28.7       97.1
   Corporate and Other...............     42.2             --          15.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $421.0       $  474.0        $ 63.2        $107.3     $ 97.4
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $  362.0        $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5          294.3          55.3          34.0      105.4
   Corporate and Other...............    (17.2)            --          47.3            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $538.0       $  656.3        $149.0        $118.9     $103.7
                                        ======       ========        ======        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the
            Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-
            Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

(1)(a)(i)   Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on
            July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

(1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life and Annuity Assurance Company to Genworth Life and Annuity
            Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to
            Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name GE Life & Annuity Separate Account 4 to Genworth Life & Annuity VA Separate
            Account 1. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage
            Corporation. Previously filed on December 12, 2001 with Pre-Effective Amendment No. 1 to Form
            S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

   (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with Pre-Effective Amendment
            No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

(4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with Post-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (b)      Endorsements to Contract.

   (b)(i)   Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334

   (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment
            No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iv)  Optional Death Benefit Rider P5135 4/00. Previously filed on December 18, 1998 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-62695.


   (b)(v)        Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with
                 Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-31172.

   (b)(vi)       Optional Death Benefit Rider P5152 12/00. Previously filed on February 27, 2001 with Post-
                 Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-62695.

   (b)(vii)      Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-
                 Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
                 Registration No. 033-76334.

   (b)(viii)     Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 27, 2001 with
                 Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
                 Registration No. 333-62695.

   (b)(ix)       Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 27, 2001 with
                 Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
                 Registration No. 333-62695.

(4)(b)(x)        Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-
                 Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-31172.

(4)(b)(xi)       Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-
                 Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-31172.

(4)(b)(xii)      Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-Effective
                 Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                 333-31172.

(4)(b)(xiii)     Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on
                 February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity
                 Separate Account 4, Registration No. 333-31172.

(4)(b)(xiv)      Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective
                 Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                 333-31172.

(4)(b)(xv)       Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with Post-
                 Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-31172.

(4)(b)(xvi)      Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with
                 Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                 Registration No. 333-31172.

(4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on
                 August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity
                 Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment
                 No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No.
                 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment
                 No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.


(4)(b)(xix)(a)  Form of Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider.
                Filed herewith.

(4)(b)(xx)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with Post-
                Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-47732.

(4)(b)(xxi)     Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective
                Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                No. 333-31172.

(4)(b)(xxii)    Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 26, 2005 with
                Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account,
                Registration No. 333-31172.

(4)(b)(xxii)(a) Form of Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

(5)(a)          Form of Application. Filed herewith.

(6)(a)          Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance
                Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

   (b)          By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate
                Account 1, Registration No. 333-31172.

(7)             Reinsurance Agreement. Previously filed on April 30, 2004 with Post Effective Amendment
                No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)          Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
                Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
                Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                No. 033-76334.

   (a)(i)       Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on
                May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
                Account 4, Registration No. 033-76334.

   (a)(ii)      Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
                Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1,
                1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 033-76334.

   (a)(iii)     Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
                Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1,
                1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 033-76334.

   (a)(iv)      Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
                Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with
                Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                No. 333-31172.

   (b)          Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
                Corporation, and GE Life and Annuity Assurance Company. Previously filed on May 1, 1998 with
                Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account, Registration
                No. 033-76334.


   (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
          Management Corporation, and The Life Insurance Company of Virginia. Previously filed on
          June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
          Account 4, Registration No. 333-31172.

   (c)    Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
          Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
          Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 033-76334.

   (c)(i) Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE Life
          and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment
          1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (d)    Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance
          Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (e)    Participation Agreement between Insurance Management Series, Federated Securities Corporation,
          and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective
          Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 033-76334.

   (e)(i) Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment
          1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (f)    Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
          Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment
          No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (f)(i) Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE
          Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
          Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (g)    Form of Participation Agreement between GE Investments Funds, Inc. and Genworth Life and
          Annuity Insurance Company. Filed herewith.

   (h)    Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
          Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (i)    Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
          Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment
          No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (j)    Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.
          Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (k)    Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
          Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
          Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.


   (m) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
       Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (n) Amended and Restated Fund Participation Agreement between Franklin Templeton Variable
       Insurance Products Trust, Franklin/Templeton Distributors, Inc., Genworth Life and Annuity
       Insurance Company and Capital Brokerage Corporation. Filed herewith.

   (o) Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity
       Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to
       Form N-4 for GE Life & Annuity Separate Accounts to Form N-4 Registration No. 333-31172.

   (p) Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
       Assurance Company. Previously filed as Exhibit (h)(32) with Post-Effective Amendment No. 6 to
       Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

   (q) Participation Agreement between FAM Variable Series Funds, Inc. (formerly, Merrill Lynch
       Variable Series Funds, Inc.) and GE Life and Annuity Assurance Company. Previously filed on
       April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

   (r) Participation Agreement between Eaton Vance Variable Trust and GE Life and Annuity Assurance
       Company. Previously filed as Exhibit (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

   (s) Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
       Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
       Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (t) Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
       Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment
       No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

   (u) Participation Agreement between Salomon Brothers Variable Series Funds and GE Life and
       Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment
       No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
       Annuity Assurance Company. Previously filed on November 1, 2004 with Post-Effective
       Amendment No. 18 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
       333-31172.

   (w) Participation Agreement among Scudder Variable Series II, Scudder Distributors, Inc., Deutsche
       Investment Management Americas Inc. and GE Life and Annuity Assurance Company. Previously
       filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

   (x) Participation Agreement between American Century Investment Services, Inc. and GE Life and
       Annuity Assurance Company regarding American Century Variable Portfolios, Inc. Previously
       filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

   (y) Form of Participation Agreement between American Century Investment Services, Inc. and
       GE Life and Annuity Assurance Company regarding American Century Variable Portfolios II, Inc.
       Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(9)    Opinion and Consent of Counsel. Filed herewith.

(10)   Consent of Independent Registered Public Accounting Firm. Filed herewith.


(11) Not Applicable.

(12) Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with
     Post-Effective Amendment 4 to Form N-4 for GE Life & Annuity Separate Account 4,
     Registration No. 033-76334.

Item 25.  Directors and Officers of the Depositor


Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Shannon M. Fischer        Senior Vice President

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contractowners

   There were 13,805 owners of Qualified Contracts and 13,933 owners of Non-Qualified Contracts as of February 22, 2006.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).

   (b)

                 Name                                  Address                  Positions and Offices with Underwriter
                 ----                                  -------                  --------------------------------------
James J. Buddle........................ 6620 W. Broad St. Richmond, VA 23230    Director
Robert T. Methven...................... 6610 W. Broad St. Richmond, VA 23230    Director, President and Chief
                                                                                Executive Officer
Geoffrey S. Stiff...................... 6610 W. Broad St. Richmond, VA 23230    Director and Senior Vice President
Richard P. McKenney.................... 6620 W. Broad St. Richmond, VA 23230    Senior Vice President
Edward J. Wiles, Jr.................... 3001 Summer St.,                        Senior Vice President and Chief
                                        2nd Floor                               Compliance Officer
                                        Stamford, CT 06905
Ward E. Bobitz......................... 6620 W. Broad Street Richmond, VA 23230 Vice President and Assistant Secretary
Brenda A. Daglish...................... 6604 West Broad St.                     Vice President and Assistant Treasurer
                                        Richmond, VA 23230
William E. Daner, Jr................... 6610 W. Broad St. Richmond, VA 23230    Vice President, Counsel and Secretary
J. Kevin Helmintoller.................. 6610 W. Broad Street                    Chief Financial Officer
                                        Richmond, Virginia 23230
James H. Reinhart...................... 6610 W. Broad St.                       Vice President
                                        Richmond, VA 23230
John A. Zelinske....................... 6610 W. Broad St. Richmond, VA 23230    Vice President and Controller
James J. Kuncl......................... 200 N. Martingale Rd. Schaumburg, IL    Vice President
                                        60173
Scott R. Lindquist..................... 6620 W. Broad St. Richmond, VA 23230    Vice President
Gary T. Prizzia........................ 6620 W. Broad Street Richmond, VA 23230 Treasurer
Russell L. Rubino...................... 6620 W. Broad St. Richmond, VA 23230    Vice President
Bonnie C. Turner....................... 6610 W. Broad St. Richmond, VA 23230    Vice President and Financial &
                                                                                Operations Principal

   (c)


                                   (2)
             (1)                   Net
           Name of            Underwriting        (3)           (4)
          Principal           Discounts and  Compensation    Brokerage      (5)
         Underwriter           Commissions   on Redemption  Commissions Compensation
         -----------          -------------- -------------- ----------- -------------
Capital Brokerage Corporation Not Applicable Not Applicable    11.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2006.


                                       GENWORTH LIFE & ANNUITY VA SEPARATE
                                       ACCOUNT 1
                                       (Registrant)

                                                 /s/  GEOFFREY S. STIFF
                                       By: _____________________________________
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                       By: GENWORTH LIFE AND ANNUITY INSURANCE
                                            COMPANY
                                       (Depositor)

                                                 /s/  GEOFFREY S. STIFF
                                       By: _____________________________________
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                   Date
            ----                           -----                   ----

   /s/  PAMELA S. SCHUTZ*      Chairperson of the Board,      April 26, 2006
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

     /s/  PAUL A. HALEY*       Director, Senior Vice          April 26, 2006
-----------------------------    President and Chief Actuary
        Paul A. Haley

    /s/  BRIAN W. HAYNES*      Director and Senior Vice       April 26, 2006
-----------------------------    President
       Brian W. Haynes

   /s/  ROBERT T. METHVEN*     Director and Senior Vice       April 26, 2006
-----------------------------    President
      Robert T. Methven

   /s/  DANIEL C. MUNSON*      Director and Senior Vice       April 26, 2006
-----------------------------    President
      Daniel C. Munson

     /s/  LEON E. RODAY*       Director and Senior Vice       April 26, 2006
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 26, 2006
-----------------------------    President
      Geoffrey S. Stiff

   /s/  THOMAS M. STINSON*     Director and Senior Vice       April 26, 2006
-----------------------------    President
      Thomas M. Stinson

            Name                           Title                   Date
            ----                           -----                   ----

    /s/  THOMAS E. DUFFY*      Senior Vice President,         April 26, 2006
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

 /s/  J. KEVIN HELMINTOLLER*   Senior Vice President and      April 26, 2006
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

   /s/  JOHN A. ZELINSKE*      Vice President and Controller  April 26, 2006
-----------------------------
      John A. Zelinske



*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney    April 26, 2006
     ----------------------   executed on February 21, 2006.
       Geoffrey S. Stiff